As filed with the SEC on June 26, 2007.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04556

TRANSAMERICA IDEX MUTUAL FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2006 – April 30, 2007

Item 1: Report(s) to Shareholders.  The Semi-Annual Report is attached.

Transamerica IDEX

Semi-Annual Report • April 30, 2007

www.TransamericaIDEX.com
Customer Service: 1-888-233-IDEX (4339)
P.O. Box 9012, Clearwater, FL 33758-9012
Distributor: Transamerica Capital, Inc., Member NASD

SARCVR0707

Not insured by FDIC or any federal government agency. May lose value. Not a deposit of or guaranteed by any bank, bank affiliate, or credit union.

Dear Fellow Shareholder,

On behalf of Transamerica IDEX Mutual Funds, I would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report. The Federal Reserve's decision to keep the federal funds rate at 5.25% during the past six months has been somewhat of a neutral factor in the markets during the period as investors sought to digest other news regarding general inflation, corporate earnings, GDP growth, energy prices, and the housing markets. Worries over inflation and rising energy prices have been coupled with concerns over a slowdown in the housing markets and subprime lending. However, absent a sharp correction phase during late February and early March, markets have generally been quite resilient to these concerns. For the six months ending April 30, 2007, the Dow Jones Industrial Average returned 9.41%, while the Standard & Poor's 500 Index returned 8.60%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs. Financial advisors are familiar with the market's history, including long-term returns and volatility of various asset classes.

With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John Carter President & Chief Executive Officer Transamerica IDEX Mutual Funds	Christopher Staples Senior Vice President – Investment Management Transamerica IDEX Mutual Funds

TA IDEX American Century Large Company Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,086.00	1.21%	$6.26
Hypothetical (b)	1,000.00	1,018.79	1.21	6.06
Class B
Actual	1,000.00	1,086.60	1.23	6.36
Hypothetical (b)	1,000.00	1,018.70	1.23	6.16
Class C
Actual	1,000.00	1,086.00	1.12	5.79
Hypothetical (b)	1,000.00	1,019.24	1.12	5.61
Class I
Actual	1,000.00	1,088.30	0.86	4.45
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 1

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.5%)
Aerospace (0.9%)
Northrop Grumman Corp.	81,000	$5,962
Apparel & Accessory Stores (0.5%)
Gap (The), Inc.	200,300	3,595
Apparel Products (1.3%)
Liz Claiborne, Inc.	101,100	4,521
V.F. Corp.	52,200	4,584
Beverages (2.0%)
Coca-Cola Co. (The)	157,200	8,204
Pepsi Bottling Group, Inc.	158,800	5,210
Business Credit Institutions (2.5%)
Freddie Mac	262,300	16,992
Chemicals & Allied Products (2.1%)
du Pont (E.I.) de Nemours & Co.	124,600	6,127
PPG Industries, Inc.	107,800	7,932
Commercial Banks (17.6%)
Bank of America Corp.	436,600	22,223
Bank of New York Co., Inc. (The)	156,200	6,323
Citigroup, Inc.	596,400	31,979
JP Morgan Chase & Co.	317,800	16,557
National City Corp.	112,800	4,123
PNC Financial Services Group, Inc.	60,600	4,491
US Bancorp	264,100	9,072
Wachovia Corp.	193,800	10,764
Wells Fargo & Co.	409,400	14,693
Communications Equipment (0.2%)
Motorola, Inc.	95,100	1,648
Computer & Data Processing Services (2.6%)
Fiserv, Inc. ‡	65,700	3,493
Microsoft Corp.	348,300	10,428
Oracle Corp. ‡	218,100	4,100
Computer & Office Equipment (2.6%)
Hewlett-Packard Co.	222,300	9,368
International Business Machines Corp.	83,800	8,565
Electric Services (1.4%)
PPL Corp.	214,900	9,372
Electric, Gas & Sanitary Services (2.9%)
Exelon Corp.	153,100	11,545
NiSource, Inc.	161,100	3,961
Waste Management, Inc.	107,400	4,018
Electronic & Other Electric Equipment (1.8%)
General Electric Co.	323,700	11,932

	Shares	Value
Electronic Components & Accessories (1.6%)
Intel Corp.	143,600	$3,087
Tyco International, Ltd.	247,700	8,082
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	51,000	4,699
Finance (0.9%)
SPDR Trust Series 1 †	43,500	6,450
Food & Kindred Products (2.4%)
Altria Group, Inc.	109,900	7,574
Unilever NV-NY Shares	281,000	8,571
Food Stores (0.6%)
Kroger Co.	146,300	4,317
Health Services (0.2%)
Quest Diagnostics, Inc.	34,300	1,677
Industrial Machinery & Equipment (3.3%)
Applied Materials, Inc.	93,600	1,799
Caterpillar, Inc.	47,000	3,413
Deere & Co.	45,200	4,945
Dover Corp.	90,700	4,365
Ingersoll-Rand Co.–Class A	136,700	6,104
National Oilwell Varco, Inc. ‡	23,000	1,952
Instruments & Related Products (0.7%)
Xerox Corp. ‡	241,500	4,468
Insurance (4.6%)
Allstate Corp. (The)	133,100	8,295
American International Group, Inc.	182,400	12,752
Loews Corp.	131,700	6,232
MGIC Investment Corp. †	64,800	3,992
Insurance Agents, Brokers & Service (1.8%)
Hartford Financial Services Group, Inc. (The)	81,100	8,207
Marsh & McLennan Cos., Inc.	126,900	4,030
Life Insurance (0.6%)
Torchmark Corp.	63,900	4,364
Lumber & Other Building Materials (0.8%)
Home Depot, Inc. (The)	137,500	5,207
Lumber & Wood Products (1.1%)
Weyerhaeuser Co.	94,500	7,486
Motion Pictures (1.8%)
Time Warner, Inc.	585,400	12,077
Oil & Gas Extraction (3.5%)
Anadarko Petroleum Corp.	56,000	2,613
Devon Energy Corp.	42,700	3,112
Royal Dutch Shell PLC–Class A, ADR	259,600	18,003

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 2

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Personal Services (0.5%)
H&R Block, Inc. †	159,300	$3,602
Petroleum Refining (9.8%)
Chevron Corp.	265,200	20,630
ConocoPhillips	191,700	13,294
Exxon Mobil Corp.	413,700	32,840
Pharmaceuticals (8.0%)
Abbott Laboratories	178,900	10,129
Amgen, Inc. ‡	40,800	2,617
Johnson & Johnson	152,400	9,787
Lilly (Eli) & Co.	72,600	4,293
Merck & Co., Inc.	101,100	5,201
Pfizer, Inc.	488,800	12,934
Wyeth	175,100	9,718
Primary Metal Industries (0.4%)
Nucor Corp.	47,700	3,027
Printing & Publishing (1.8%)
Gannett Co., Inc. †	123,900	7,070
RR Donnelley & Sons Co. †	124,300	4,997
Radio & Television Broadcasting (0.8%)
Viacom, Inc.–Class B ‡	127,700	5,268
Restaurants (1.0%)
McDonald's Corp.	137,600	6,643
Retail Trade (0.9%)
Wal-Mart Stores, Inc.	127,000	6,086
Rubber & Misc. Plastic Products (0.6%)
Newell Rubbermaid, Inc.	139,400	4,275
Savings Institutions (1.1%)
Washington Mutual, Inc.	184,300	7,737
Security & Commodity Brokers (3.4%)
Merrill Lynch & Co., Inc.	126,800	11,441
Morgan Stanley	138,400	11,627
Telecommunications (5.2%)
AT&T, Inc. d	513,300	19,875
Sprint Nextel Corp.	313,500	6,279
Verizon Communications, Inc.	237,500	9,068
Total Common Stocks (cost: $582,893)		658,093
	Principal	Value
SECURITY LENDING COLLATERAL (2.6%)
Debt (2.6%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007 *	$560	$560
5.27%, due 06/18/2007 *	560	560

	Principal	Value
Commercial Paper (0.6%)
Bear Stearns & Co.
5.31%, due 07/10/2007	$224	$224
CAFCO LLC–144A 5.29%, due 05/31/2007	217	217
Charta LLC–144A 5.30%, due 05/09/2007 5.29%, due 06/13/2007	149 112	149 112
Compass Securitization LLC–144A 5.29%, due 05/25/2007	112	112
CRC Funding LLC–144A 5.28%, due 05/16/2007	112	112
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	112	112
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007 5.28%, due 05/24/2007	112 112	112 112
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	224	224
Liberty Street–144A 5.29%, due 05/03/2007	219	219
Morgan Stanley 5.32%, due 08/01/2007	224	224
Old Line Funding LLC–144A 5.30%, due 05/15/2007	224	224
Paradigm Funding LLC–144A 5.28%, due 05/22/2007 5.30%, due 05/29/2007 5.29%, due 05/31/2007	444 112 112	444 112 112
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007 5.29%, due 05/17/2007 5.28%, due 06/01/2007 5.29%, due 06/19/2007	112 112 112 148	112 112 112 148
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	168	168
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	112	112
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	224	224
Yorktown Capital LLC 5.30%, due 05/14/2007	112	112
Euro Dollar Overnight (0.3%)
Bank of Nova Scotia 5.28%, due 05/01/2007	112	112
Citigroup 5.31%, due 05/04/2007	224	224

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 3

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Deutsche Bank
5.28%, due 05/03/2007	$224	$224
First Tennessee National Corp. 5.31%, due 05/02/2007	224	224
National Australia Bank 5.30%, due 05/01/2007	224	224
Rabobank Nederland 5.30%, due 05/01/2007	224	224
Royal Bank of Canada 5.30%, due 05/01/2007	224	224
Royal Bank of Scotland 5.29%, due 05/07/2007	112	112
Societe Generale 5.31%, due 05/01/2007	224	224
Svenska Handlesbanken 5.31%, due 05/01/2007	425	425
Euro Dollar Terms (0.9%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	224	224
Bank of Montreal 5.28%, due 05/18/2007	112	112
Bank of Nova Scotia 5.28%, due 05/09/2007	157	157
Barclays 5.29%, due 05/07/2007 5.30%, due 05/16/2007 5.29%, due 05/21/2007 5.30%, due 06/04/2007 5.29%, due 06/08/2007	224 224 112 112 224	224 224 112 112 224
Calyon 5.30%, due 05/17/2007 5.31%, due 05/24/2007	112 224	112 224
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007 5.28%, due 05/29/2007	336 112	336 112
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	224	224
Deutsche Bank 5.30%, due 05/15/2007	224	224
Fortis Bank 5.28%, due 05/21/2007 5.28%, due 05/25/2007 5.30%, due 06/25/2007	336 336 224	336 336 224
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	336	336

	Principal	Value
Euro Dollar Terms (continued)
Royal Bank of Scotland
5.30%, due 05/08/2007	$224	$224
5.30%, due 05/09/2007	112	112
5.31%, due 05/25/2007	224	224
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	112	112
Swedbank AB 5.30%, due 05/11/2007	224	224
Toronto Dominion Bank 5.28%, due 05/10/2007	224	224
UBS AG 5.28%, due 06/01/2007 5.29%, due 06/12/2007 5.29%, due 06/15/2007 5.29%, due 06/18/2007	224 448 336 560	224 448 336 560
Repurchase Agreements (0.6%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $620 on 05/01/2007	620	620
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $2,464 on 05/01/2007	2,464	2,464
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,079 on 05/01/2007	1,079	1,079
Total Security Lending Collateral (cost: $17,962)		17,962
Total Investment Securities (cost: $600,855) #		$676,055
FUTURES CONTRACTS:

	Contracts ◆	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index	80	06/15/2007	$5,954	$7
			$5,954	$7

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 4

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $17,385.

d  At April 30, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at April 30, 2007 is $3,864.

◆  Contract amounts are not in thousands.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $4,271, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $601,696. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $76,867 and $2,508, respectively. Net unrealized appreciation for tax purposes is $74,359.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $3,361 or 0.5% of the net assets of the Fund.

ADR  American Depositary Receipt

SPDR  Standard & Poor's Depository Receipts

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 5

TA IDEX American Century Large Company Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $600,855) (including securities loaned of $17,385)	$676,055
Cash	23,534
Receivables:
Shares of beneficial interest sold	519
Interest	82
Income from loaned securities	1
Dividends	742
Other	9
700,942
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	20
Management and advisory fees	452
Transfer agent fees	12
Administration fees	11
Payable for collateral for securities on loan	17,962
Variation margin	54
Other	38
18,549
Net Assets	$682,393
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$602,392
Undistributed (accumulated) net investment income (loss)	2,788
Undistributed (accumulated) net realized gain (loss) from investment securities and futures contracts	2,006
Net unrealized appreciation (depreciation) on:
Investment securities	75,200
Futures contracts	7
Net Assets	$682,393
Net Assets by Class:
Class A	$7,654
Class B	11,786
Class C	5,066
Class I	657,887
Shares Outstanding:
Class A	602
Class B	959
Class C	413
Class I	51,845
Net Asset Value Per Share:
Class A	$12.71
Class B	12.29
Class C	12.25
Class I	12.69
Maximum Offering Price Per Share (a):
Class A	$13.45

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $47)	$5,716
Interest	536
Income from loaned securities-net	50
	6,302
Expenses:
Management and advisory fees	2,044
Transfer agent fees:
Class A	14
Class B	23
Class C	7
Class I	–	(b)
Printing and shareholder reports	6
Custody fees	24
Administration fees	50
Legal fees	5
Audit fees	10
Trustees fees	8
Other	3
Total expenses	2,194
Net Investment Income (Loss)	4,108
Net Realized Gain (Loss) from:
Investment securities	3,672
Futures contracts	(867)
	2,805
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	36,265
Futures contracts	7
	36,272
Net Realized and Unrealized Gain (Loss) on Investment Securities and Futures Contracts	39,077
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,185

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 6

TA IDEX American Century Large Company Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$4,108	$4,997
Net realized gain (loss) from investment securities and futures contracts	2,805	19,571
Change in unrealized appreciation (depreciation) on investment securities and futures contracts	36,272	28,231
	43,185	52,799
Distributions to Shareholders:
From net investment income:
Class A	(72)	(616)
Class B	(99)	(35)
Class C	(45)	(15)
Class I	(4,641)	(794)
	(4,857)	(1,460)
From net realized gains:
Class A	(425)	(372)
Class B	(684)	(629)
Class C	(279)	(255)
Class I	(18,093)	(10,623)
	(19,481)	(11,879)
Capital Share Transactions:
Proceeds from shares sold:
Class A	22	173
Class B	10	203
Class C	36	119
Class I	300,736	458,905
	300,804	459,400
Dividends and distributions reinvested:
Class A	490	983
Class B	739	617
Class C	248	218
Class I	22,734	11,417
	24,211	13,235
Cost of shares redeemed:
Class A	(1,566)	(406,544)
Class B	(2,280)	(6,192)
Class C	(622)	(2,870)
Class I	(555)	(183,634)
	(5,023)	(599,240)
Redemption fees:
Class A	–	– (b)
Class B	–	– (b)
Class C	–	– (b)
	–	– (b)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Automatic conversions:
Class A	$86	$40
Class B	(86)	(40)
	–	–
	319,992	(126,605)
Net increase (decrease) in net assets	338,839	(87,145)
Net Assets:
Beginning of period	343,554	430,699
End of period	$682,393	$343,554
Undistributed (accumulated) net investment income (loss)	$2,788	$3,537
Share Activity:
Shares issued:
Class A	2	15
Class B	1	19
Class C	3	11
Class I	24,575	40,760
	24,581	40,805
Shares issued–reinvested from distributions:
Class A	40	88
Class B	63	58
Class C	21	20
Class I	1,888	1,040
	2,012	1,206
Shares redeemed:
Class A	(127)	(36,455)
Class B	(192)	(565)
Class C	(53)	(262)
Class I	(45)	(16,373)
	(417)	(53,655)
Automatic conversions:
Class A	7	4
Class B	(7)	(4)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(78)	(36,348)
Class B	(135)	(492)
Class C	(29)	(231)
Class I	26,418	25,427
	26,176	(11,644)

(a)  Class I was offered for investment on November 15, 2005.

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 7

TA IDEX American Century Large Company Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$12.44	$0.09	$0.94	$1.03	$(0.11)	$(0.65)	$(0.76)	$12.71
	10/31/2006	10.98	0.39	1.50	1.89	(0.02)	(0.41)	(0.43)	12.44
	10/31/2005	10.20	0.13	0.80	0.93	(0.15)	–	(0.15)	10.98
	10/31/2004	9.09	0.11	1.01	1.12	(0.01)	–	(0.01)	10.20
	10/31/2003	7.55	0.04	1.50	1.54	–	–	–	9.09
	10/31/2002	8.79	0.01	(1.25)	(1.24)	–	–	–	7.55
Class B	4/30/2007	12.03	0.08	0.92	1.00	(0.09)	(0.65)	(0.74)	12.29
	10/31/2006	10.67	0.11	1.68	1.79	(0.02)	(0.41)	(0.43)	12.03
	10/31/2005	9.88	0.02	0.77	0.79	–	–	–	10.67
	10/31/2004	8.87	0.02	1.00	1.02	(0.01)	–	(0.01)	9.88
	10/31/2003	7.41	(0.01)	1.47	1.46	–	–	–	8.87
	10/31/2002	8.69	(0.05)	(1.23)	(1.28)	–	–	–	7.41
Class C	4/30/2007	12.01	0.09	0.90	0.99	(0.10)	(0.65)	(0.75)	12.25
	10/31/2006	10.64	0.12	1.68	1.80	(0.02)	(0.41)	(0.43)	12.01
	10/31/2005	9.86	0.02	0.77	0.79	(0.01)	–	(0.01)	10.64
	10/31/2004	8.87	–	1.00	1.00	(0.01)	–	(0.01)	9.86
	10/31/2003	7.32	(0.01)	1.56	1.55	–	–	–	8.87
Class I	4/30/2007	12.45	0.10	0.96	1.06	(0.17)	(0.65)	(0.82)	12.69
	10/31/2006	11.15	0.17	1.57	1.74	(0.03)	(0.41)	(0.44)	12.45

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)				Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)		Rate (b)
Class A	4/30/2007	8.60%	$7,654	1.21%		1.21%		1.44%		4%
	10/31/2006	17.66	8,453	1.30		1.30		3.44	(i)	24
	10/31/2005	9.10	406,609	1.31	(h)	1.31	(h)	1.16	(i)	28
	10/31/2004	12.38	157,103	1.54		1.54		1.11		61
	10/31/2003	20.40	8,988	1.85		2.56		0.53		76
	10/31/2002	(14.15)	7,908	1.80		2.43		0.09		161
Class B	4/30/2007	8.66	11,786	1.23		1.23		1.43		4
	10/31/2006	17.29	13,169	1.64		1.64		1.01	(i)	24
	10/31/2005	8.01	16,927	2.36	(h)	2.36	(h)	0.23	(i)	28
	10/31/2004	11.54	18,612	2.32		2.32		0.20		61
	10/31/2003	19.70	17,245	2.50		3.21		(0.12)		76
	10/31/2002	(14.76)	14,446	2.45		3.08		(0.56)		161
Class C	4/30/2007	8.60	5,066	1.12		1.12		1.53		4
	10/31/2006	17.45	5,301	1.59		1.59		1.07	(i)	24
	10/31/2005	7.93	7,163	2.42	(h)	2.42	(h)	0.16	(i)	28
	10/31/2004	11.38	7,586	2.50		2.54		0.04		61
	10/31/2003	21.17	1,230	2.50		3.21		(0.12)		76
Class I	4/30/2007	8.83	657,887	0.86		0.86		1.65		4
	10/31/2006	16.11	316,631	0.91		0.91		1.57		24

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 8

TA IDEX American Century Large Company Value

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.06%, 0.06% and 0.07% for Class A, Class B and Class C, respectively (see Note 2).

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The Impact of Redemption Fees is less than 0.01% for Class A, Class B, and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 9

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX American Century Large Company Value (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $21, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 10

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Conservative Portfolio	$23,694	3.47%
TA IDEX Asset Allocation – Growth Portfolio	221,741	32.49%
TA IDEX Asset Allocation – Moderate Portfolio	123,036	18.03%
TA IDEX Asset Allocation – Moderate Growth Portfolio	289,416	42.41%
Total	$657,887	96.40%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2006 to December 31, 2006:

0.85% of the first $250 million of ANA
0.80% of the next $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of ANA over $750 million

From January 1, 2007 on:

0.835% of the first $250 million of ANA
0.80% of the next $150 million of ANA
0.775% of the next $350 million of ANA
0.70% of ANA over $750 million

Prior to March 1, 2007, TFAI contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceeded the following stated annual limit:

From November 1, 2006 to February 28, 2007:

1.45% Expense Limit

Prior to March 1, 2007, if total Fund expenses fell below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There were no amounts available for recapture at February 28, 2007.

As of March 1, 2007, TFAI no longer requires the Fund to pay prior reimbursed class expenses.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2008, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, there were no underwriter commissions.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $39 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 11

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $9.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $16. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$312,445
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	19,762
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 12

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 13

TA IDEX American Century Large Company Value

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX American Century Large Company Value (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and American Century Investment Management, Inc. (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's fund management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2006. The Trustees noted that TFAI and the Sub-Adviser had achieved below median performance, as compared to comparable funds, for the past one-, two- and three-year periods, but noted that TFAI and the Sub-Adviser generally achieved better performance over the longer-term five-year period. The Trustees believed performance could be improved and, in this regard, favorably noted a new management fee schedule with lower fees, which could contribute to improved performance. Also, they noted that TFAI had undertaken to work with the Sub-Adviser to attempt to improve performance. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring fund management services, as well as the costs of its provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and fund turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. The Trustees noted that although the management fees and overall expense ratio of the Fund are relatively high compared to its peers, a new lower pricing schedule should contribute to lowering the Fund's expense level to the benefit of shareholders. On the basis of its review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 14

TA IDEX American Century Large Company Value (continued)

(derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that certain classes of shares of the Fund are closed to new investors and investments, except that it may continue selling its shares to TA IDEX funds of funds and other institutional investors, which may limit the Fund's ability to realize economies of scale. The Board assessed the current asset levels of the Fund and its long-term development strategy. The Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including soft-dollar benefits it receives. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. In addition, the Board determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are competitive with industry practices, reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the fund management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX American Century Large Company Value 15

TA IDEX Asset Allocation–Conservative Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Fund's investment in other affiliated investment companies.

The average weighted annualized expense ratio of the underlying investment companies at April 30, 2007, was 0.83%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,056.60	0.59%	$3.01
Hypothetical (b)	1,000.00	1,021.87	0.59	2.96
Class B
Actual	1,000.00	1,053.30	1.26	6.41
Hypothetical (b)	1,000.00	1,018.55	1.26	6.31
Class C
Actual	1,000.00	1,053.50	1.22	6.21
Hypothetical (b)	1,000.00	1,018.74	1.22	6.11
Class R
Actual	1,000.00	1,057.10	0.70	3.57
Hypothetical (b)	1,000.00	1,021.32	0.70	3.51

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation–Conservative Portfolio 1

TA IDEX Asset Allocation–Conservative Portfolio

SCHEDULE OF INVESTMENTS ø
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%)
Aggressive Equity (8.3%)
TA IDEX Evergreen Health Care	844,899	$11,567
TA IDEX JP Morgan Mid Cap Value	906,064	11,072
TA IDEX Oppenheimer Small- & Mid-Cap Value	46,450	587
TA IDEX Transamerica Growth Opportunities ‡	790,925	7,079
TA IDEX Transamerica Small/Mid Cap Value	976,354	19,468
Capital Preservation (3.6%)
TA IDEX Loomis Sayles Bond	1,241,017	12,646
TA IDEX Transamerica Money Market	8,867,966	8,868
Fixed-Income (43.8%)
TA IDEX PIMCO Real Return TIPS	4,047,293	41,120
TA IDEX PIMCO Total Return	8,658,711	89,444
TA IDEX Transamerica Convertible Securities	810,515	10,326
TA IDEX Transamerica Flexible Income	3,480,409	33,168
TA IDEX Transamerica High-Yield Bond	4,544,795	43,085
TA IDEX Transamerica Short-Term Bond	4,720,935	46,690
Foreign Fixed-Income (10.1%)
TA IDEX JPMorgan International Bond	4,276,259	45,157
TA IDEX Van Kampen Emerging Markets Debt	1,382,442	15,442
Growth & Income (3.3%)
TA IDEX UBS Dynamic Alpha ‡	2,022,987	20,210

	Shares	Value
Growth Equity (22.8%)
TA IDEX American Century Large Company Value	1,867,107	$23,694
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	25,800	286
TA IDEX BlackRock Large Cap Value	1,064,294	13,676
TA IDEX BlackRock Natural Resources ‡	825,656	9,206
TA IDEX Federated Market Opportunity	1,038,089	9,820
TA IDEX Jennison Growth	24,536	285
TA IDEX Marsico Growth	1,009,471	12,104
TA IDEX Mellon Market Neutral Strategy ‡	1,024,427	10,336
TA IDEX Transamerica Equity ‡	2,623,065	27,280
TA IDEX UBS Large Cap Value	2,069,823	27,839
TA IDEX Van Kampen Mid-Cap Growth	49,822	581
TA IDEX Van Kampen Small Company Growth	176,669	2,339
Specialty–Real Estate (2.0%)
TA IDEX Clarion Global Real Estate Securities	577,142	11,803
World Equity (6.2%)
TA IDEX AllianceBernstein International Value	741,091	10,272
TA IDEX BlackRock Global Allocation	24,539	290
TA IDEX Evergreen International Small Cap	686,515	11,698
TA IDEX Marsico International Growth	294,637	3,933
TA IDEX Neuberger Berman International	406,863	5,212
TA IDEX Oppenheimer Developing Markets	281,460	3,679
TA IDEX Templeton Transamerica Global	69,669	2,236
Total Investment Companies (cost: $551,832) #		$602,498

NOTES TO SCHEDULE OF INVESTMENTS:

ø  The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡  Non-income producing.

#  Aggregate cost for federal income tax purposes is $551,933. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $51,694 and $1,129, respectively. Net unrealized appreciation for tax purposes is $50,565.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation–Conservative Portfolio 2

TA IDEX Asset Allocation–Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $551,832)	$602,498
Receivables:
Shares of beneficial interest sold	2,732
Dividends	17
Other	17
605,264
Liabilities:
Investment securities purchased	789
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	2,040
Management and advisory fees	50
Distribution and service fees	394
Transfer agent fees	33
Administration fees	6
Dividends to shareholders	4
Other	55
3,371
Net Assets	$601,893
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$536,557
Undistributed (accumulated) net investment income (loss)	465
Undistributed (accumulated) net realized gain (loss) from investment in affiliated investment companies	14,205
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	50,666
Net Assets	$601,893
Net Assets by Class:
Class A	$201,758
Class B	113,539
Class C	286,181
Class R	415
Shares Outstanding:
Class A	17,075
Class B	9,639
Class C	24,300
Class R	35
Net Asset Value Per Share:
Class A	$11.82
Class B	11.78
Class C	11.78
Class R	11.90
Maximum Offering Price Per Share (a):
Class A	$12.51

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and R shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$14,231
Expenses:
Management and advisory fees	280
Distribution and service fees:
Class A	318
Class B	556
Class C	1,333
Class R	1
Transfer agent fees:
Class A	71
Class B	55
Class C	87
Class R	–	(b)
Printing and shareholder reports	15
Custody fees	17
Administration fees	35
Legal fees	6
Audit fees	10
Trustees fees	11
Registration fees	62
Other	4
Total expenses	2,861
Net Investment Income (Loss)	11,370
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	6,810
Realized gain distributions from investment in affiliated investment companies	7,450
	14,260
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	4,429
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	18,689
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,059

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation–Conservative Portfolio 3

TA IDEX Asset Allocation–Conservative Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$11,370	$9,649
Net realized gain (loss) from investment in affiliated investment companies	14,260	14,708
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	4,429	19,377
	30,059	43,734
Distributions to Shareholders:
From net investment income:
Class A	(4,120)	(4,299)
Class B	(2,278)	(2,547)
Class C	(5,402)	(5,527)
Class R	(3)	– (b)
	(11,803)	(12,373)
From net realized gains:
Class A	(4,600)	(3,698)
Class B	(3,022)	(2,932)
Class C	(7,046)	(5,989)
Class R	(1)	–
	(14,669)	(12,619)
Capital Share Transactions:
Proceeds from shares sold:
Class A	55,282	67,139
Class B	10,090	20,499
Class C	53,953	104,425
Class R	510	50 (c)
	119,835	192,113
Dividends and distributions reinvested:
Class A	7,557	6,952
Class B	4,333	4,555
Class C	8,516	8,214
Class R	4	–
	20,410	19,721
Cost of shares redeemed:
Class A	(27,933)	(44,648)
Class B	(11,789)	(24,686)
Class C	(35,560)	(72,878)
Class R	(161)	–
	(75,443)	(142,212)
Redemption fees:
Class A	1	2
Class B	– (b)	– (b)
Class C	3	2
	4	4

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Automatic conversions:
Class A	327	182
Class B	(327)	(182)
	–	–
	64,806	69,626
Net increase (decrease) in net assets	68,393	88,368
Net Assets:
Beginning of period	533,500	445,132
End of period	$601,893	$533,500
Undistributed (accumulated) net investment income (loss)	$465	$898
Share Activity:
Shares issued:
Class A	4,751	5,850
Class B	867	1,793
Class C	4,645	9,138
Class R	44	4 (c)
	10,307	16,785
Shares issued–reinvested from distributions:
Class A	656	621
Class B	378	408
Class C	742	736
	1,776	1,765
Shares redeemed:
Class A	(2,393)	(3,884)
Class B	(1,016)	(2,154)
Class C	(3,060)	(6,365)
Class R	(13)	–
	(6,482)	(12,403)
Automatic conversions:
Class A	28	16
Class B	(28)	(16)
	–	–
Net increase (decrease) in shares outstanding:
Class A	3,042	2,603
Class B	201	31
Class C	2,327	3,509
Class R	31	4
	5,601	6,147

(a)  Class R was offered for investment on June 15, 2006.

(b)  Rounds to less than $1.

(c)  Amount represents intial seeding of the Class.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation–Conservative Portfolio 4

TA IDEX Asset Allocation–Conservative Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$11.76	$0.26	$0.40	$0.66	$(0.28)	$(0.32)	$(0.60)	$11.82
	10/31/2006	11.35	0.28	0.80	1.08	(0.35)	(0.32)	(0.67)	11.76
	10/31/2005	11.07	0.32	0.37	0.69	(0.22)	(0.19)	(0.41)	11.35
	10/31/2004	10.67	0.17	0.77	0.94	(0.51)	(0.03)	(0.54)	11.07
	10/31/2003	9.22	0.18	1.47	1.65	(0.20)	–	(0.20)	10.67
	10/31/2002	10.00	0.07	(0.85)	(0.78)	–	–	–	9.22
Class B	4/30/2007	11.73	0.22	0.39	0.61	(0.24)	(0.32)	(0.56)	11.78
	10/31/2006	11.32	0.20	0.81	1.01	(0.28)	(0.32)	(0.60)	11.73
	10/31/2005	11.05	0.24	0.38	0.62	(0.16)	(0.19)	(0.35)	11.32
	10/31/2004	10.66	0.10	0.76	0.86	(0.44)	(0.03)	(0.47)	11.05
	10/31/2003	9.18	0.11	1.47	1.58	(0.10)	–	(0.10)	10.66
	10/31/2002	10.00	0.03	(0.85)	(0.82)	–	–	–	9.18
Class C	4/30/2007	11.73	0.22	0.39	0.61	(0.24)	(0.32)	(0.56)	11.78
	10/31/2006	11.32	0.21	0.80	1.01	(0.28)	(0.32)	(0.60)	11.73
	10/31/2005	11.05	0.25	0.37	0.62	(0.16)	(0.19)	(0.35)	11.32
	10/31/2004	10.66	0.10	0.76	0.86	(0.44)	(0.03)	(0.47)	11.05
	10/31/2003	9.19	0.11	1.46	1.57	(0.10)	–	(0.10)	10.66
Class R	4/30/2007	11.84	0.21	0.45	0.66	(0.28)	(0.32)	(0.60)	11.90
	10/31/2006	11.30	0.13	0.47	0.60	(0.06)	–	(0.06)	11.84

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)(j)				Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)(i)		Rate (b)
Class A	4/30/2007	5.66%	$201,758	0.59%		0.59%		4.47	% (l)	27%
	10/31/2006	9.90	165,071	0.60	(k)	0.60	(k)	2.44	(l)	29
	10/31/2005	6.30	129,724	0.28		0.28		2.85	(l)	32
	10/31/2004	8.97	99,811	0.29	(h)	0.29	(h)	1.55		11
	10/31/2003	18.18	59,250	0.41		0.41		1.80		22
	10/31/2002	(7.80)	9,482	0.45		1.21		1.27		8
Class B	4/30/2007	5.33	113,539	1.26		1.26		3.86	(l)	27
	10/31/2006	9.19	110,701	1.26	(k)	1.26	(k)	1.78	(l)	29
	10/31/2005	5.65	106,449	0.93		0.93		2.15	(l)	32
	10/31/2004	8.21	106,601	0.92	(h)	0.92	(h)	0.93		11
	10/31/2003	17.38	85,134	1.06		1.06		1.15		22
	10/31/2002	(8.20)	23,229	1.10		1.86		0.62		8
Class C	4/30/2007	5.35	286,181	1.22		1.22		3.87	(l)	27
	10/31/2006	9.25	257,675	1.23	(k)	1.23	(k)	1.82	(l)	29
	10/31/2005	5.61	208,959	0.90		0.90		2.21	(l)	32
	10/31/2004	8.26	182,112	0.93	(h)	0.93	(h)	0.89		11
	10/31/2003	17.25	83,165	1.06		1.06		1.15		22
Class R	4/30/2007	5.71	415	0.70		0.70		3.64		27
	10/31/2006	5.35	53	0.66	(k)	0.66	(k)	3.03		29

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation–Conservative Portfolio 5

TA IDEX Asset Allocation–Conservative Portfolio

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see Note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Asset Allocation–Conservative Portfolio ("the Fund") commenced operations on March 1, 2002.The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class R was June 15, 2006.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.01%, 0.01% and 0.01% for Class A, Class B and Class C, respectively (see Note 2).

(i)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(j)  Does not include expenses of the investment companies in which the Fund invests.

(k)  On November 15, 2005, the Fund was authorized under the 12b-1 plan to pay fees on each class up to the following limits: Class A 0.35%, Class B 1.00%, Class C 1.00%, Class R 0.50%.

(l)  Ratios of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B, and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation–Conservative Portfolio 6

TA IDEX Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Asset Allocation–Conservative Portfolio (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class R, each with a public offering price that reflects different sales charges, if any, and expense levels. Class R commenced operations on June 15, 2006. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) New York Stock Exchange ("NYSE") trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received $4 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC ("TIM") is an affiliate of the Fund and a sub-adviser to other funds within Transamerica IDEX Mutual Funds.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2007.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average

Transamerica IDEX Mutual Funds

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TA IDEX Asset Allocation–Conservative Portfolio 7

TA IDEX Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$938
Retained by Underwriter	162
Contingent Deferred Sales Charge	137

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $201 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $17.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $26. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$212,389
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	153,757
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses.

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TA IDEX Asset Allocation–Conservative Portfolio 8

TA IDEX Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

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TA IDEX Asset Allocation–Conservative Portfolio 9

TA IDEX Asset Allocation–Conservative Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Asset Allocation–Conservative Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Portfolio Construction Manager (such as in-person presentations by the Portfolio Construction Manager) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and the Asset Allocation Management Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain substantially the same. They also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional way.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Portfolio Construction Manager generally had achieved strong investment performance, favorably noting that the performance of the Fund generally has been superior relative to its peers over the past one-, two- and three- year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Board noted that the Portfolio Construction Manager receives the entirety of the management fee payable by the Fund because TFAI is compensated through the management fees payable by the underlying funds in which the Fund invests. The Trustees reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and the portfolio turnover rates against a peer group of comparable funds. The Trustees noted that, although the overall expense ratio of the Fund is slightly above its peers, the Fund's contractual management fees are below those of its peers and the Fund's performance had remained

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Semi-Annual Report 2007

TA IDEX Asset Allocation–Conservative Portfolio 10

TA IDEX Asset Allocation–Conservative Portfolio (continued)

strong. In addition, on the basis of the Board's review of the management fees charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Portfolio Construction Manager, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Portfolio Construction Manager's profitability, currently are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Portfolio Construction Manager.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted that the management fee of the Fund does not contain asset-based breakpoints, despite ongoing efforts to negotiate such breakpoints. The Board reviewed at length the information provided in response to a request that Management evaluate the Fund's pricing and fees, and the Board noted that the information included comparisons with the pricing structures of comparable funds. The Board also noted that based on the information provided by TFAI, the Fund's investments in underlying funds have permitted meaningful economies of scale and the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, benefit the Fund and its shareholders, as well as the underlying funds. The Board carefully reviewed the performance record and the fees and expenses of the Fund and the comparative information provided by Lipper. The Board noted that the Fund has management fees in line with, or lower than, its peers. The Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable by the underlying funds to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that neither TFAI nor the Portfolio Construction Manager realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations. As a general matter, the Board also noted the popularity of the Fund with shareholders and the consequential ancillary benefits to the various underlying funds.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

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TA IDEX Asset Allocation–Conservative Portfolio 11

TA IDEX Asset Allocation – Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Fund's investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at April 30, 2007, was 0.92%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,103.60	0.62%	$3.23
Hypothetical (b)	1,000.00	1,021.72	0.62	3.11
Class B
Actual	1,000.00	1,100.30	1.29	6.72
Hypothetical (b)	1,000.00	1,018.40	1.29	6.46
Class C
Actual	1,000.00	1,100.00	1.24	6.46
Hypothetical (b)	1,000.00	1,018.65	1.24	6.21
Class R
Actual	1,000.00	1,103.40	0.66	3.44
Hypothetical (b)	1,000.00	1,021.52	0.66	3.31

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

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Semi-Annual Report 2007

TA IDEX Asset Allocation – Growth Portfolio 1

TA IDEX Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS ø
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
Aggressive Equity (16.1%)
TA IDEX Evergreen Health Care	3,986,685	$54,578
TA IDEX JP Morgan Mid Cap Value	6,612,445	80,804
TA IDEX Oppenheimer Small- & Mid-Cap Value	1,498,663	18,928
TA IDEX Transamerica Growth Opportunities ‡	4,880,501	43,680
TA IDEX Transamerica Small/Mid Cap Value	6,751,082	134,617
Capital Preservation (0.2%)
TA IDEX Transamerica Money Market	5,130,634	5,131
Growth & Income (1.0%)
TA IDEX UBS Dynamic Alpha ‡	2,119,978	21,179
Growth Equity (55.1%)
TA IDEX American Century Large Company Value	17,473,654	221,741
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	1,023,157	11,336
TA IDEX BlackRock Large Cap Value	16,814,510	216,066
TA IDEX BlackRock Natural Resources ‡	2,309,376	25,749
TA IDEX Federated Market Opportunity	122,999	1,163
TA IDEX Jennison Growth	9,197,850	106,787
TA IDEX Marsico Growth	7,254,989	86,987
TA IDEX Mellon Market Neutral Strategy ‡	617,588	6,231

	Shares	Value
Growth Equity (continued)
TA IDEX Transamerica Equity ‡	21,559,815	$224,222
TA IDEX Transamerica Science & Technology ‡	3,943,100	16,679
TA IDEX UBS Large Cap Value	10,194,357	137,114
TA IDEX Van Kampen Mid-Cap Growth	4,413,420	51,505
TA IDEX Van Kampen Small Company Growth	2,696,214	35,698
Specialty–Real Estate (4.9%)
TA IDEX Clarion Global Real Estate Securities	5,006,734	102,388
World Equity (22.6%)
TA IDEX AllianceBernstein International Value	4,737,867	65,667
TA IDEX BlackRock Global Allocation	5,971,544	70,584
TA IDEX Evergreen International Small Cap	5,770,943	98,337
TA IDEX Marsico International Growth	4,280,576	57,146
TA IDEX Neuberger Berman International	7,218,210	92,465
TA IDEX Oppenheimer Developing Markets	5,913,894	77,295
TA IDEX Templeton Transamerica Global	196,623	6,310
Total Investment Companies (cost: $1,746,201) #		$2,070,387

NOTES TO SCHEDULE OF INVESTMENTS:

ø  The fund invests its assets in Class 1 shares of the affiliated Transamerica IDEX Mutual Fund.

‡  Non-income producing.

#  Aggregate cost for federal income tax purposes is $1,747,722. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $322,685 and $20, respectively. Net unrealized appreciation for tax purposes is $322,665.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Asset Allocation – Growth Portfolio 2

TA IDEX Asset Allocation – Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $1,746,201)	$2,070,387
Receivables:
Shares of beneficial interest sold	7,938
Dividends	10
Other	31
2,078,366
Liabilities:
Investment securities purchased	2,023
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	2,853
Management and advisory fees	172
Distribution and service fees	1,373
Transfer agent fees	119
Administration fees	22
Due to custodian	3
Dividends to shareholders	1
Other	91
6,657
Net Assets	$2,071,709
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,679,625
Undistributed (accumulated) net investment income (loss)	5,372
Undistributed (accumulated) net realized gain (loss) from investment in affiliated investment companies	62,526
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	324,186
Net Assets	$2,071,709
Net Assets by Class:
Class A	$647,227
Class B	332,327
Class C	1,087,537
Class R	4,618
Shares Outstanding:
Class A	46,038
Class B	24,071
Class C	78,800
Class R	329
Net Asset Value Per Share:
Class A	$14.06
Class B	13.81
Class C	13.80
Class R	14.02
Maximum Offering Price Per Share (a):
Class A	$14.88

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and R shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$45,427
Interest	1
45,428
Expenses:
Management and advisory fees	921
Distribution and service fees:
Class A	987
Class B	1,536
Class C	4,842
Class R	7
Transfer agent fees:
Class A	343
Class B	224
Class C	460
Printing and shareholder reports	63
Custody fees	29
Administration fees	115
Legal fees	21
Audit fees	10
Trustees fees	34
Registration fees	117
Other	12
Total expenses	9,721
Net Investment Income (Loss)	35,707
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	26,829
Realized gain distributions from investment in affiliated investment companies	39,742
66,571
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	76,592
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	143,163
Net Increase (Decrease) in Net Assets Resulting from Operations	$178,870

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Growth Portfolio 3

TA IDEX Asset Allocation – Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$35,707	$(2,908)
Net realized gain (loss) from investment in affiliated investment companies	66,571	57,402
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	76,592	129,165
	178,870	183,659
Distributions to Shareholders:
From net investment income:
Class A	(11,059)	(2,674)
Class B	(4,453)	(676)
Class C	(14,822)	(1,942)
Class R	(2)	–
	(30,336)	(5,292)
From net realized gains:
Class A	(17,257)	(8,870)
Class B	(9,885)	(6,584)
Class C	(30,473)	(16,475)
Class R	(3)	–
	(57,618)	(31,929)
Capital Share Transactions:
Proceeds from shares sold:
Class A	150,755	235,562
Class B	37,638	77,616
Class C	199,772	369,374
Class R	4,755	79 (c)
	392,920	682,631
Dividends and distributions reinvested:
Class A	25,197	10,031
Class B	12,443	6,220
Class C	33,562	13,231
Class R	5	–
	71,207	29,482
Cost of shares redeemed:
Class A	(59,667)	(73,397)
Class B	(20,811)	(34,182)
Class C	(70,442)	(109,442)
Class R	(478)	–
	(151,398)	(217,021)
Redemption fees:
Class A	3	1
Class B	– (b)	1
Class C	1	1
	4	3

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Automatic conversions:
Class A	$793	$574
Class B	(793)	(574)
	–	–
	312,733	495,095
Net increase (decrease) in net assets	403,649	641,533
Net Assets:
Beginning of period	1,668,060	1,026,527
End of period	$2,071,709	$1,668,060
Undistributed (accumulated) net investment income (loss)	$5,372	$1
Share Activity:
Shares issued:
Class A	11,088	18,382
Class B	2,817	6,166
Class C	14,980	29,329
Class R	358	6 (c)
	29,243	53,883
Shares issued–reinvested from distributions:
Class A	1,890	826
Class B	948	520
Class C	2,558	1,105
	5,396	2,451
Shares redeemed:
Class A	(4,395)	(5,738)
Class B	(1,558)	(2,719)
Class C	(5,275)	(8,752)
Class R	(35)	–
	(11,263)	(17,209)
Automatic conversions:
Class A	59	44
Class B	(60)	(45)
	(1)	(1)
Net increase (decrease) in shares outstanding:
Class A	8,642	13,514
Class B	2,147	3,922
Class C	12,263	21,682
Class R	323	6
	23,375	39,124

(a)  Class R was offered for investment on June 15, 2006.

(b)  Rounds to less than $1.

(c)  Amount represents initial seeding of the class.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Growth Portfolio 4

TA IDEX Asset Allocation – Growth Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$13.44	$0.29	$1.07	$1.36	$(0.29)	$(0.45)	$(0.74)	$14.06
	10/31/2006	11.99	0.03	1.89	1.92	(0.11)	(0.36)	(0.47)	13.44
	10/31/2005	10.75	0.05	1.38	1.43	(0.12)	(0.07)	(0.19)	11.99
	10/31/2004	9.82	(0.02)	0.95	0.93	–	–	–	10.75
	10/31/2003	7.95	(0.03)	1.90	1.87	–	–	–	9.82
	10/31/2002	10.00	(0.02)	(2.03)	(2.05)	–	–	–	7.95
Class B	4/30/2007	13.17	0.24	1.05	1.29	(0.20)	(0.45)	(0.65)	13.81
	10/31/2006	11.77	(0.05)	1.85	1.80	(0.04)	(0.36)	(0.40)	13.17
	10/31/2005	10.57	(0.03)	1.36	1.33	(0.06)	(0.07)	(0.13)	11.77
	10/31/2004	9.71	(0.09)	0.95	0.86	–	–	–	10.57
	10/31/2003	7.91	(0.08)	1.88	1.80	–	–	–	9.71
	10/31/2002	10.00	(0.06)	(2.03)	(2.09)	–	–	–	7.91
Class C	4/30/2007	13.18	0.24	1.05	1.29	(0.22)	(0.45)	(0.67)	13.80
	10/31/2006	11.78	(0.05)	1.85	1.80	(0.04)	(0.36)	(0.40)	13.18
	10/31/2005	10.57	(0.02)	1.37	1.35	(0.07)	(0.07)	(0.14)	11.78
	10/31/2004	9.71	(0.08)	0.94	0.86	–	–	–	10.57
	10/31/2003	7.86	(0.08)	1.93	1.85	–	–	–	9.71
Class R	4/30/2007	13.43	0.19	1.16	1.35	(0.31)	(0.45)	(0.76)	14.02
	10/31/2006	12.36	0.05	1.02	1.07	–	–	–	13.43

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)(j)				Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)(i)		Rate (b)
Class A	4/30/2007	10.36%	$647,227	0.62%		0.62%		4.30	% (l)	18%
	10/31/2006	16.38	502,488	0.65	(k)	0.65	(k)	0.22	(l)	22
	10/31/2005	13.42	286,412	0.34		0.34		0.42	(l)	35
	10/31/2004	9.47	171,708	0.43	(h)	0.43	(h)	(0.22)		5
	10/31/2003	23.52	55,209	0.45		0.60		(0.30)		25
	10/31/2002	(20.50)	8,368	0.45		1.65		(0.44)		31
Class B	4/30/2007	10.03	332,327	1.29		1.29		3.68	(l)	18
	10/31/2006	15.57	288,719	1.31	(k)	1.31	(k)	(0.42	) (l)	22
	10/31/2005	12.55	211,904	0.99		0.99		(0.24	) (l)	35
	10/31/2004	8.96	160,959	1.05	(h)	1.05	(h)	(0.82)		5
	10/31/2003	22.76	82,318	1.10		1.25		(0.95)		25
	10/31/2002	(20.90)	10,452	1.10		2.30		(1.09)		31
Class C	4/30/2007	10.00	1,087,537	1.24		1.24		3.69	(l)	18
	10/31/2006	15.61	876,768	1.26	(k)	1.26	(k)	(0.38	) (l)	22
	10/31/2005	12.82	528,211	0.93		0.93		(0.17	) (l)	35
	10/31/2004	8.86	356,543	0.99	(h)	0.99	(h)	(0.78)		5
	10/31/2003	23.54	116,956	1.10		1.25		(0.95)		25
Class R	4/30/2007	10.34	4,618	0.66		0.66		2.85		18
	10/31/2006	8.66	85	0.67	(k)	0.67	(k)	1.08		22

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Growth Portfolio 5

TA IDEX Asset Allocation – Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on the average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see Note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Asset Allocation–Growth Portfolio ("the Fund") commenced operations on March 1, 2002. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
    Class R was June 15, 2006.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.05%, 0.05% and 0.05% for Class A, Class B and Class C, respectively (see Note 2).

(i)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(j)  Does not include expenses of the investment companies in which the Fund invests.

(k)  On November 15, 2005, the Fund was authorized under the 12b-1 plan to pay fees on each class up to the following units: Class A 0.35%, Class B 1.00%, Class C 1.00%, Class R 0.50%.

(l)  Ratios of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B, and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Growth Portfolio 6

TA IDEX Asset Allocation – Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Asset Allocation–Growth Portfolio (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class R, each with a public offering price that reflects different sales charges, if any, and expense levels. Class R commenced operations on June 15, 2006. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) New York Stock Exchange ("NYSE") trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received $4 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") was the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC ("TIM") is an affiliate of the Fund and a sub-adviser to other funds within Transamerica IDEX Mutual Funds.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2007.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Growth Portfolio 7

TA IDEX Asset Allocation – Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$3,306
Retained by Underwriter	524
Contingent Deferred Sales Charge	404

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $965 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $31.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $73. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$635,253
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	334,013
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating loss and distribution reclasses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Growth Portfolio 8

TA IDEX Asset Allocation – Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
  PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Growth Portfolio 9

TA IDEX Asset Allocation – Growth Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Asset Allocation - Growth Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Portfolio Construction Manager (such as in-person presentations by the Portfolio Construction Manager) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and the Asset Allocation Management Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain substantially the same. They also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional way.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Portfolio Construction Manager generally had achieved strong investment performance, favorably noting that the performance of the Fund generally has been superior relative to its peers over the past one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Board noted that the Portfolio Construction Manager receives the entirety of the management fee payable by the Fund because TFAI is compensated through the management fees payable by the underlying funds in which the Fund invests. The Trustees reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rates against a peer group of comparable funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are competitive with industry averages. In addition, on the basis of the Board's review of

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Growth Portfolio 10

TA IDEX Asset Allocation – Growth Portfolio (continued)

the management fees charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Portfolio Construction Manager, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Portfolio Construction Manager's profitability, currently are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Portfolio Construction Manager.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted that the management fee of the Fund does not contain asset-based breakpoints, despite ongoing efforts to negotiate such breakpoints. The Board reviewed at length the information provided in response to a request that Management evaluate the Fund's pricing and fees, and the Board noted that the information included comparisons with the pricing structures of comparable funds. The Board also noted that, based on the information provided by TFAI, the Fund's investments in underlying funds have permitted meaningful economies of scale and the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, benefit the Fund and its shareholders, as well as the underlying funds. The Board carefully reviewed the performance record and the fees and expenses of the Fund and the comparative information provided by Lipper. The Board noted that the Fund has management fees in line with, or lower than, its peers. The Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable by the underlying funds to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that neither TFAI nor the Portfolio Construction Manager realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations. As a general matter, the Board also noted the popularity of the Fund with shareholders and the consequential ancillary benefits to the various underlying funds.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Growth Portfolio 11

TA IDEX Asset Allocation – Moderate Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Fund's investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at April 30, 2007, was 0.89%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,084.60	0.58%	$3.00
Hypothetical (b)	1,000.00	1,021.92	0.58	2.91
Class B
Actual	1,000.00	1,081.30	1.26	6.50
Hypothetical (b)	1,000.00	1,018.55	1.26	6.31
Class C
Actual	1,000.00	1,080.90	1.22	6.29
Hypothetical (b)	1,000.00	1,018.74	1.22	6.11
Class R
Actual	1,000.00	1,083.60	0.65	3.36
Hypothetical (b)	1,000.00	1,021.57	0.65	3.26

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Growth Portfolio 1

TA IDEX Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS ø
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
Aggressive Equity (13.2%)
TA IDEX Evergreen Health Care	2,870,303	$39,294
TA IDEX JP Morgan Mid Cap Value	11,194,424	136,796
TA IDEX Oppenheimer Small- & Mid-Cap Value	2,872,853	36,284
TA IDEX Transamerica Growth Opportunities ‡	8,931,898	79,941
TA IDEX Transamerica Small/Mid Cap Value	8,854,859	176,566
Capital Preservation (1.1%)
TA IDEX Loomis Sayles Bond	2,964,824	30,212
TA IDEX Transamerica Money Market	10,314,140	10,314
Fixed-Income (18.3%)
TA IDEX PIMCO Real Return TIPS	11,075,457	112,527
TA IDEX PIMCO Total Return	20,974,142	216,663
TA IDEX Transamerica Convertible Securities	6,504,411	82,866
TA IDEX Transamerica Flexible Income	6,135,725	58,474
TA IDEX Transamerica High-Yield Bond	8,755,677	83,004
TA IDEX Transamerica Short-Term Bond	9,689,435	95,829
Foreign Fixed-Income (5.4%)
TA IDEX JPMorgan International Bond	12,459,506	131,572
TA IDEX Van Kampen Emerging Markets Debt	5,377,530	60,067
Growth & Income (2.8%)
TA IDEX UBS Dynamic Alpha ‡	10,161,378	101,512
Growth Equity (38.6%)
TA IDEX American Century Large Company Value	22,806,513	289,415

	Shares	Value
Growth Equity (continued)
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	1,203,709	$13,337
TA IDEX BlackRock Large Cap Value	20,331,126	261,255
TA IDEX BlackRock Natural Resources ‡	3,641,440	40,602
TA IDEX Federated Market Opportunity	161,124	1,524
TA IDEX Jennison Growth	1,175,573	13,648
TA IDEX Legg Mason Partners Investors Value	6,426,267	62,977
TA IDEX Marsico Growth	8,821,991	105,776
TA IDEX Mellon Market Neutral Strategy ‡	3,153,961	31,824
TA IDEX Transamerica Equity ‡	33,158,961	344,853
TA IDEX Transamerica Science & Technology ‡	7,663,388	32,416
TA IDEX UBS Large Cap Value	9,521,445	128,063
TA IDEX Van Kampen Mid-Cap Growth	2,299,849	26,839
TA IDEX Van Kampen Small Company Growth	1,468,628	19,445
Specialty–Real Estate (4.0%)
TA IDEX Clarion Global Real Estate Securities	6,961,767	142,368
World Equity (16.5%)
TA IDEX AllianceBernstein International Value	5,009,984	69,438
TA IDEX BlackRock Global Allocation	9,906,680	117,097
TA IDEX Evergreen International Small Cap	6,121,447	104,309
TA IDEX Marsico International Growth	7,561,726	100,949
TA IDEX Neuberger Berman International	8,067,613	103,346
TA IDEX Oppenheimer Developing Markets	6,368,495	83,236
TA IDEX Templeton Transamerica Global	257,019	8,248
Total Investment Companies (cost: $3,064,690) #		$3,552,886

NOTES TO SCHEDULE OF INVESTMENTS:

ø  The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡  Non-income producing.

#  Aggregate cost for federal income tax purposes is $3,069,513. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $484,100 and $727, respectively. Net unrealized appreciation for tax purposes is $483,373.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Growth Portfolio 2

TA IDEX Asset Allocation – Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $3,064,690)	$3,552,886
Receivables:
Shares of beneficial interest sold	12,946
Dividends	19
Other	62
3,565,913
Liabilities:
Investment securities purchased	2,348
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	5,201
Management and advisory fees	297
Distribution and service fees	2,358
Transfer agent fees	184
Administration fees	37
Due to custodian	27
Dividends to shareholders	5
Other	188
10,645
Net Assets	$3,555,268
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$2,964,936
Undistributed (accumulated) net investment income (loss)	(1,482)
Undistributed (accumulated) net realized gain (loss) from investment in affiliated investment companies	103,618
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	488,196
Net Assets	$3,555,268
Net Assets by Class:
Class A	$1,124,996
Class B	609,155
Class C	1,817,729
Class R	3,388
Shares Outstanding:
Class A	83,588
Class B	45,500
Class C	135,847
Class R	252
Net Asset Value Per Share:
Class A	$13.46
Class B	13.39
Class C	13.38
Class R	13.43
Maximum Offering Price Per Share (a):
Class A	$14.24

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and R shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$83,450
Interest	1
	83,451
Expenses:
Management and advisory fees	1,617
Distribution and service fees:
Class A	1,763
Class B	2,869
Class C	8,251
Class R	5
Transfer agent fees:
Class A	469
Class B	354
Class C	672
Class R	–	(b)
Printing and shareholder reports	94
Custody fees	41
Administration fees	202
Legal fees	38
Audit fees	10
Trustees fees	61
Registration fees	151
Other	20
Total expenses	16,617
Net Investment Income (Loss)	66,834
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	42,140
Realized gain distributions from investment in affiliated investment companies	64,290
	106,430
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	83,432
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	189,862
Net Increase (Decrease) in Net Assets Resulting from Operations	$256,696

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Growth Portfolio 3

TA IDEX Asset Allocation – Moderate Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$66,834	$18,034
Net realized gain (loss) from investment in affiliated investment companies	106,430	73,212
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	83,432	218,530
	256,696	309,776
Distributions to Shareholders:
From net investment income:
Class A	(24,874)	(9,785)
Class B	(10,915)	(4,719)
Class C	(32,527)	(11,391)
Class R	(2)	–
	(68,318)	(25,895)
From net realized gains:
Class A	(23,422)	(15,305)
Class B	(13,763)	(11,562)
Class C	(38,752)	(26,861)
Class R	(2)	–
	(75,939)	(53,728)
Capital Share Transactions:
Proceeds from shares sold:
Class A	231,231	401,400
Class B	58,306	126,518
Class C	311,356	594,117
Class R	3,521	50 (b)
	604,414	1,122,085
Dividends and distributions reinvested:
Class A	43,964	22,752
Class B	21,734	14,113
Class C	51,609	27,388
Class R	3	–
	117,310	64,253
Cost of shares redeemed:
Class A	(100,439)	(139,736)
Class B	(38,733)	(64,931)
Class C	(123,807)	(197,486)
Class R	(339)	–
	(263,318)	(402,153)
Redemption fees:
Class A	3	8
Class B	1	– (c)
Class C	1	8
	5	16

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Automatic conversions:
Class A	$1,425	$952
Class B	(1,425)	(952)
	–	–
	458,411	784,201
Net increase (decrease) in net assets	570,850	1,014,354
Net Assets:
Beginning of period	2,984,418	1,970,064
End of period	$3,555,268	$2,984,418
Undistributed (accumulated) net investment income (loss)	$(1,482)	$2
Share Activity:
Shares issued:
Class A	17,613	32,172
Class B	4,471	10,206
Class C	23,893	47,903
Class R	274	4 (b)
	46,251	90,285
Shares issued–reinvested from distributions:
Class A	3,410	1,915
Class B	1,691	1,191
Class C	4,019	2,311
	9,120	5,417
Shares redeemed:
Class A	(7,642)	(11,211)
Class B	(2,970)	(5,242)
Class C	(9,483)	(15,934)
Class R	(26)	–
	(20,121)	(32,387)
Automatic conversions:
Class A	108	76
Class B	(108)	(76)
	–	–
Net increase (decrease) in shares outstanding:
Class A	13,489	22,952
Class B	3,084	6,079
Class C	18,429	34,280
Class R	248	4
	35,250	63,315

(a)  Class R was offerred for investment on June 15, 2006.

(b)  Amount represents initial seeding of the Class.

(c)  Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Growth Portfolio 4

TA IDEX Asset Allocation – Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$13.05	$0.30	$0.77	$1.07	$(0.34)	$(0.32)	$(0.66)	$13.46
	10/31/2006	11.88	0.15	1.53	1.68	(0.20)	(0.31)	(0.51)	13.05
	10/31/2005	10.97	0.16	1.00	1.16	(0.20)	(0.05)	(0.25)	11.88
	10/31/2004	10.13	0.05	0.87	0.92	(0.08)	–	(0.08)	10.97
	10/31/2003	8.37	0.04	1.77	1.81	(0.05)	–	(0.05)	10.13
	10/31/2002	10.00	0.02	(1.65)	(1.63)	–	–	–	8.37
Class B	4/30/2007	12.94	0.25	0.78	1.03	(0.26)	(0.32)	(0.58)	13.39
	10/31/2006	11.80	0.06	1.52	1.58	(0.13)	(0.31)	(0.44)	12.94
	10/31/2005	10.90	0.08	1.01	1.09	(0.14)	(0.05)	(0.19)	11.80
	10/31/2004	10.09	(0.02)	0.85	0.83	(0.02)	–	(0.02)	10.90
	10/31/2003	8.33	(0.02)	1.78	1.76	–	–	–	10.09
	10/31/2002	10.00	(0.01)	(1.66)	(1.67)	–	–	–	8.33
Class C	4/30/2007	12.95	0.25	0.77	1.02	(0.27)	(0.32)	(0.59)	13.38
	10/31/2006	11.80	0.07	1.52	1.59	(0.13)	(0.31)	(0.44)	12.95
	10/31/2005	10.91	0.08	1.01	1.09	(0.15)	(0.05)	(0.20)	11.80
	10/31/2004	10.09	(0.02)	0.86	0.84	(0.02)	–	(0.02)	10.91
	10/31/2003	8.31	(0.02)	1.80	1.78	–	–	–	10.09
Class R	4/30/2007	13.05	0.21	0.85	1.06	(0.36)	(0.32)	(0.68)	13.43
	10/31/2006	12.13	0.10	0.82	0.92	–	–	–	13.05

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)(j)				Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)(i)		Rate (b)
Class A	4/30/2007	8.46%	$1,124,996	0.58%		0.58%		4.58	% (l)	18%
	10/31/2006	14.59	914,835	0.61	(k)	0.61	(k)	1.17	(l)	21
	10/31/2005	10.69	560,231	0.28		0.28		1.37	(l)	26
	10/31/2004	9.09	352,852	0.32	(h)	0.32	(h)	0.45		3
	10/31/2003	21.79	136,295	0.44		0.44		0.48		15
	10/31/2002	(16.30)	20,681	0.45		0.90		0.41		21
Class B	4/30/2007	8.13	609,155	1.26		1.26		3.93	(l)	18
	10/31/2006	13.74	549,040	1.28	(k)	1.28	(k)	0.51	(l)	21
	10/31/2005	10.05	428,677	0.95		0.95		0.68	(l)	26
	10/31/2004	8.25	333,533	0.97	(h)	0.97	(h)	(0.19)		3
	10/31/2003	21.15	190,621	1.09		1.09		(0.17)		15
	10/31/2002	(16.70)	33,241	1.10		1.55		(0.24)		21
Class C	4/30/2007	8.09	1,817,729	1.22		1.22		3.94	(l)	18
	10/31/2006	13.87	1,520,489	1.24	(k)	1.24	(k)	0.55	(l)	21
	10/31/2005	10.02	981,156	0.90		0.90		0.74	(l)	26
	10/31/2004	8.35	675,562	0.92	(h)	0.92	(h)	(0.15)		3
	10/31/2003	21.44	239,043	1.09		1.09		(0.17)		15
Class R	4/30/2007	8.36	3,388	0.65		0.65		3.19		18
	10/31/2006	7.58	54	0.66	(k)	0.66	(k)	2.08		21

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Growth Portfolio 5

TA IDEX Asset Allocation – Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see Note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Asset Allocation – Moderate Growth Portfolio ("the Fund") commenced operations on March 1, 2002. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
    Class R was June 15, 2006.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.01%, 0.01% and 0.01% for Class A, Class B and Class C, respectively (see Note 2).

(i)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(j)  Does not include expenses of the investment companies in which the Fund invests.

(k)  On November 15, 2005, the Fund was authorized under the 12b-1 plan to pay fees on each class up to the following limits: Class A 0.35%, Class B 1.00%, Class C 1.00%, Class R 0.50%.

(l)  Ratios of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Growth Portfolio 6

TA IDEX Asset Allocation – Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Asset Allocation – Moderate Growth Portfolio (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class R, each with a public offering price that reflects different sales charges, if any, and expense levels. Class R commenced operations on June 15, 2006. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) New York Stock Exchange ("NYSE") trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received $5 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC ("TIM") is an affiliate of the Fund and a sub-adviser to other funds within Transamerica IDEX Mutual Funds.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2007.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses

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TA IDEX Asset Allocation – Moderate Growth Portfolio 7

TA IDEX Asset Allocation – Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$6,072
Retained by Underwriter	985
Contingent Deferred Sales Charge	692

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $1,415 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $62.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $135. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$1,021,046
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	575,334
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing

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Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Growth Portfolio 8

TA IDEX Asset Allocation – Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
  PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

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Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Growth Portfolio 9

TA IDEX Asset Allocation – Moderate Growth Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Asset Allocation - Moderate Growth Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Portfolio Construction Manager (such as in-person presentations by the Portfolio Construction Manager) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and the Asset Allocation Management Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain substantially the same. They also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional way.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Portfolio Construction Manager generally had achieved strong investment performance, favorably noting that the performance of the Fund generally has been superior relative to its peers over the past one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Board noted that the Portfolio Construction Manager receives the entirety of the management fee payable by the Fund because TFAI is compensated through the management fees payable by the underlying funds in which the Fund invests. The Trustees reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rates against a peer group of comparable funds. Based on such information, the Trustees determined that the management fees are generally lower than industry averages and the overall expense ratio of the Fund generally is consistent with industry averages. In

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Growth Portfolio 10

TA IDEX Asset Allocation – Moderate Growth Portfolio (continued)

addition, on the basis of the Board's review of the management fees charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Portfolio Construction Manager, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Portfolio Construction Manager's profitability, currently are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Portfolio Construction Manager.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted that the management fee of the Fund does not contain asset-based breakpoints, despite ongoing efforts to negotiate such breakpoints. The Board reviewed at length the information provided in response to a request that Management evaluate the Fund's pricing and fees, and the Board noted that the information included comparisons with the pricing structures of comparable funds. The Board also noted that, based on the information provided by TFAI, the Fund's investments in underlying funds have permitted meaningful economies of scale and the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, benefit the Fund and its shareholders, as well as the underlying funds. The Board carefully reviewed the performance record and the fees and expenses of the Fund and the comparative information provided by Lipper. The Board noted that the Fund has management fees in line with, or lower than, its peers. The Board concluded that the Fund's management fee appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable by the underlying funds to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that neither TFAI nor the Portfolio Construction Manager realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations. As a general matter, the Board also noted the popularity of the Fund with shareholders and the consequential ancillary benefits to the various underlying funds.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

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Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Growth Portfolio 11

TA IDEX Asset Allocation – Moderate Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Fund's investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at April 30, 2007, was 0.85%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,070.70	0.57%	$2.93
Hypothetical (b)	1,000.00	1,021.97	0.57	2.86
Class B
Actual	1,000.00	1,067.00	1.25	6.41
Hypothetical (b)	1,000.00	1,018.60	1.25	6.26
Class C
Actual	1,000.00	1,067.30	1.21	6.20
Hypothetical (b)	1,000.00	1,018.79	1.21	6.06
Class R
Actual	1,000.00	1,071.10	0.67	3.44
Hypothetical (b)	1,000.00	1,021.47	0.67	3.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Portfolio 1

TA IDEX Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS ø
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
Aggressive Equity (9.4%)
TA IDEX Evergreen Health Care	1,930,993	$26,435
TA IDEX JP Morgan Mid Cap Value	3,393,033	41,463
TA IDEX Oppenheimer Small- & Mid-Cap Value	1,297,781	16,391
TA IDEX Transamerica Growth Opportunities ‡	3,226,938	28,881
TA IDEX Transamerica Small/ Mid Cap Value	3,548,730	70,762
Capital Preservation (1.6%)
TA IDEX Loomis Sayles Bond	2,451,899	24,985
TA IDEX Transamerica Money Market	5,499,658	5,500
Fixed-Income (33.0%)
TA IDEX PIMCO Real Return TIPS	10,802,654	109,755
TA IDEX PIMCO Total Return	19,526,002	201,703
TA IDEX Transamerica Convertible Securities	5,523,759	70,373
TA IDEX Transamerica Flexible Income	7,351,667	70,061
TA IDEX Transamerica High-Yield Bond	11,993,269	113,696
TA IDEX Transamerica Short-Term Bond	8,138,842	80,493
Foreign Fixed-Income (8.7%)
TA IDEX JPMorgan International Bond	12,437,783	131,343
TA IDEX Van Kampen Emerging Markets Debt	3,556,484	39,726
Growth & Income (1.1%)
TA IDEX UBS Dynamic Alpha ‡	2,066,553	20,645
Growth Equity (32.9%)
TA IDEX American Century Large Company Value	9,695,500	123,036
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	380,773	4,219

	Shares	Value
Growth Equity (continued)
TA IDEX BlackRock Large Cap Value	6,523,004	$83,821
TA IDEX BlackRock Natural Resources ‡	1,260,579	14,055
TA IDEX Federated Market Opportunity	3,011,910	28,493
TA IDEX Jennison Growth	313,689	3,642
TA IDEX Legg Mason Partners Investors Value	14,157	139
TA IDEX Marsico Growth	6,560,632	78,662
TA IDEX Mellon Market Neutral Strategy ‡	3,562,659	35,947
TA IDEX Transamerica Equity‡	12,549,848	130,518
TA IDEX Transamerica Science & Technology ‡	3,057,294	12,932
TA IDEX UBS Large Cap Value	7,678,618	103,277
TA IDEX Van Kampen Mid-Cap Growth	354,501	4,137
TA IDEX Van Kampen Small Company Growth	1,595,911	21,130
Specialty–Real Estate (3.1%)
TA IDEX Clarion Global Real Estate Securities	2,977,696	60,894
World Equity (10.1%)
TA IDEX AllianceBernstein International Value	2,311,011	32,031
TA IDEX BlackRock Global Allocation	921,304	10,890
TA IDEX Evergreen International Small Cap	1,910,293	32,551
TA IDEX Marsico International Growth	2,332,124	31,134
TA IDEX Neuberger Berman International	2,475,769	31,715
TA IDEX Oppenheimer Developing Markets	2,681,336	35,045
TA IDEX Templeton Transamerica Global	721,652	23,158
Total Investment Companies (cost: $1,718,338) #		$1,953,638

NOTES TO SCHEDULE OF INVESTMENTS:

ø  The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡  Non-income producing.

#  Aggregate cost for federal income tax purposes is $1,718,901. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $237,356 and $2,619, respectively. Net unrealized appreciation for tax purposes is $234,737.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Portfolio 2

TA IDEX Asset Allocation – Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $1,718,338)	$1,953,638
Receivables:
Shares of beneficial interest sold	8,408
Dividends	10
Other	44
1,962,100
Liabilities:
Investment securities purchased	2,171
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	2,933
Management and advisory fees	163
Distribution and service fees	1,323
Transfer agent fees	106
Administration fees	20
Other	131
6,847
Net Assets	$1,955,253
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,654,364
Undistributed (accumulated) net investment income (loss)	2,659
Undistributed (accumulated) net realized gain (loss) from investment in affiliated investment companies	62,930
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	235,300
Net Assets	$1,955,253
Net Assets by Class:
Class A	$574,823
Class B	349,859
Class C	1,029,079
Class R	1,492
Shares Outstanding:
Class A	44,900
Class B	27,446
Class C	80,819
Class R	117
Net Asset Value Per Share:
Class A	$12.80
Class B	12.75
Class C	12.73
Class R	12.79
Maximum Offering Price Per Share (a):
Class A	$13.54

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and R shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$45,649
Expenses:
Management and advisory fees	905
Distribution and service fees:
Class A	901
Class B	1,700
Class C	4,776
Class R	1
Transfer agent fees:
Class A	198
Class B	181
Class C	321
Class R	–	(b)
Printing and shareholder reports	47
Custody fees	30
Administration fees	113
Legal fees	21
Audit fees	11
Trustees fees	35
Registration fees	99
Other	14
Total expenses	9,353
Net Investment Income (Loss)	36,296
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	35,301
Realized gain distributions from investment in affiliated investment companies	28,080
	63,381
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	20,518
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	83,899
Net Increase (Decrease) in Net Assets Resulting from Operations	$120,195

(b)  Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Portfolio 3

TA IDEX Asset Allocation – Moderate Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$36,296	$22,736
Net realized gain (loss) from investment in affiliated investment companies	63,381	46,259
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	20,518	93,731
	120,195	162,726
Distributions to Shareholders:
From net investment income:
Class A	(14,285)	(8,158)
Class B	(7,540)	(5,251)
Class C	(21,655)	(12,581)
Class R	(2)	–
	(43,482)	(25,990)
From net realized gains:
Class A	(12,970)	(7,262)
Class B	(8,962)	(6,368)
Class C	(24,568)	(14,834)
Class R	(1)	–
	(46,501)	(28,464)
Capital Share Transactions:
Proceeds from shares sold:
Class A	123,258	191,547
Class B	24,317	57,008
Class C	163,488	291,146
Class R	1,526	50 (b)
	312,589	539,751
Dividends and distributions reinvested:
Class A	24,128	13,604
Class B	13,765	9,722
Class C	32,294	19,404
Class R	3	–
	70,190	42,730
Cost of shares redeemed:
Class A	(53,740)	(92,905)
Class B	(29,189)	(47,850)
Class C	(88,094)	(140,834)
Class R	(121)	–
	(171,144)	(281,589)
Redemption fees:
Class A	1	4
Class B	1	1
Class C	3	3
	5	8

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Automatic conversions:
Class A	$1,174	$674
Class B	(1,174)	(674)
	–	–
	211,640	300,900
Net increase (decrease) in net assets	241,852	409,172
Net Assets:
Beginning of period	1,713,401	1,304,229
End of period	$1,955,253	$1,713,401
Undistributed (accumulated) net investment income (loss)	$2,659	$9,845
Share Activity:
Shares issued:
Class A	9,804	15,775
Class B	1,943	4,729
Class C	13,088	24,146
Class R	123	4 (b)
	24,958	44,654
Shares issued–reinvested from distributions:
Class A	1,955	1,169
Class B	1,117	837
Class C	2,623	1,671
	5,695	3,677
Shares redeemed:
Class A	(4,279)	(7,664)
Class B	(2,331)	(3,968)
Class C	(7,042)	(11,684)
Class R	(10)	–
	(13,662)	(23,316)
Automatic conversions:
Class A	94	55
Class B	(94)	(56)
	–	(1)
Net increase (decrease) in shares outstanding:
Class A	7,574	9,335
Class B	635	1,542
Class C	8,669	14,133
Class R	113	4
	16,991	25,014

(a)  Class R was offered for investment on June 15th, 2006.

(b)  Amount represents initial seeding of the class.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Portfolio 4

TA IDEX Asset Allocation – Moderate Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$12.64	$0.28	$0.59	$0.87	$(0.37)	$(0.34)	$(0.71)	$12.80
	10/31/2006	11.78	0.24	1.15	1.39	(0.28)	(0.25)	(0.53)	12.64
	10/31/2005	11.23	0.27	0.67	0.94	(0.33)	(0.06)	(0.39)	11.78
	10/31/2004	10.42	0.12	0.84	0.96	(0.15)	–	(0.15)	11.23
	10/31/2003	8.76	0.12	1.62	1.74	(0.08)	–	(0.08)	10.42
	10/31/2002	10.00	0.04	(1.28)	(1.24)	–	–	–	8.76
Class B	4/30/2007	12.55	0.24	0.58	0.82	(0.28)	(0.34)	(0.62)	12.75
	10/31/2006	11.70	0.16	1.15	1.31	(0.21)	(0.25)	(0.46)	12.55
	10/31/2005	11.16	0.18	0.68	0.86	(0.26)	(0.06)	(0.32)	11.70
	10/31/2004	10.37	0.05	0.83	0.88	(0.09)	–	(0.09)	11.16
	10/31/2003	8.71	0.05	1.63	1.68	(0.02)	–	(0.02)	10.37
	10/31/2002	10.00	0.01	(1.30)	(1.29)	–	–	–	8.71
Class C	4/30/2007	12.54	0.24	0.59	0.83	(0.30)	(0.34)	(0.64)	12.73
	10/31/2006	11.70	0.16	1.14	1.30	(0.21)	(0.25)	(0.46)	12.54
	10/31/2005	11.17	0.19	0.67	0.86	(0.27)	(0.06)	(0.33)	11.70
	10/31/2004	10.37	0.05	0.84	0.89	(0.09)	–	(0.09)	11.17
	10/31/2003	8.71	0.05	1.63	1.68	(0.02)	–	(0.02)	10.37
Class R	4/30/2007	12.64	0.22	0.66	0.88	(0.39)	(0.34)	(0.73)	12.79
	10/31/2006	11.86	0.13	0.65	0.78	–	–	–	12.64

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets(a)(i)				Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)(h)		Rate (b)
Class A	4/30/2007	7.07%	$574,823	0.57%		0.57%		4.46	% (k)	19%
	10/31/2006	12.22	471,902	0.58	(j)	0.58	(j)	1.98	(k)	22
	10/31/2005	8.54	329,797	0.26		0.26		2.31	(k)	19
	10/31/2004	9.32	232,748	0.28		0.28		1.13		1
	10/31/2003	19.98	116,102	0.37		0.37		1.22		18
	10/31/2002	(12.40)	17,517	0.45		0.78		0.83		12
Class B	4/30/2007	6.70	349,859	1.25		1.25		3.82	(k)	19
	10/31/2006	11.50	336,385	1.25	(j)	1.25	(j)	1.31	(k)	22
	10/31/2005	7.81	295,649	0.92		0.92		1.61	(k)	19
	10/31/2004	8.62	261,772	0.93		0.93		0.48		1
	10/31/2003	19.39	183,148	1.02		1.02		0.57		18
	10/31/2002	(12.90)	38,969	1.10		1.43		0.18		12
Class C	4/30/2007	6.73	1,029,079	1.21		1.21		3.83	(k)	19
	10/31/2006	11.46	905,061	1.22	(j)	1.22	(j)	1.35	(k)	22
	10/31/2005	7.85	678,783	0.89		0.89		1.67	(k)	19
	10/31/2004	8.67	518,527	0.89		0.89		0.50		1
	10/31/2003	19.39	201,774	1.02		1.02		0.57		18
Class R	4/30/2007	7.11	1,492	0.67		0.67		3.56		19
	10/31/2006	6.58	53	0.66	(j)	0.66	(j)	2.73		22

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Portfolio 5

TA IDEX Asset Allocation – Moderate Portfolio

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Asset Allocation – Moderate Portfolio ("the Fund") commenced operations on March 1, 2002. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class R was June 15, 2006.

(h)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)  Does not include expenses of the investment companies in which the Fund invests.

(j)  On November 15, 2005, the Fund was authorized under the 12b-1 plan to pay fees on each class up to the following limits: Class A 0.35%, Class B 1.00%, Class C 1.00%, Class R 0.50%.

(k)  Ratios of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The Impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Portfolio 6

TA IDEX Asset Allocation – Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Asset Allocation – Moderate Portfolio (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class R, each with a public offering price that reflects different sales charges, if any, and expense levels. Class R commenced operations on June 15, 2006. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) New York Stock Exchange ("NYSE") trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received $5 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC ("TIM") is an affiliate of the Fund and a sub-adviser to other funds within Transamerica IDEX Mutual Funds.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2007.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Portfolio 7

TA IDEX Asset Allocation – Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$2,754
Retained by Underwriter	455
Contingent Deferred Sales Charge	406

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $664 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $44.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $82. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$535,007
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	348,790
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Portfolio 8

TA IDEX Asset Allocation – Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
  PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Portfolio 9

TA IDEX Asset Allocation – Moderate Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Asset Allocation – Moderate Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Portfolio Construction Manager (such as in-person presentations by the Portfolio Construction Manager) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and the Asset Allocation Management Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain substantially the same. They also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional way.
The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Portfolio Construction Manager generally had achieved strong investment performance, favorably noting that the performance of the Fund generally has been superior relative to its peers over the past one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Board noted that the Portfolio Construction Manager receives the entirety of the management fee payable by the Fund because TFAI is compensated through the management fees payable by the underlying funds in which the Fund invests. The Trustees reviewed data from Lipper that compared the Fund's management fees, other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rates against a peer group of comparable funds. Based on such information, the Trustees determined that the management fees are generally lower than industry averages and the overall expense ratio of the Fund generally is consistent with industry averages. In addition, on

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Portfolio 10

TA IDEX Asset Allocation – Moderate Portfolio (continued)

the basis of the Board's review of the management fees charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Portfolio Construction Manager, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Portfolio Construction Manager's profitability, currently are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Portfolio Construction Manager.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted that the management fee of the Fund does not contain asset-based breakpoints, despite ongoing efforts to negotiate such breakpoints. The Board reviewed at length the information provided in response to a request that Management evaluate the Fund's pricing and fees, and the Board noted that the information included comparisons with the pricing structures of comparable funds. The Board also noted that, based on the information provided by TFAI, the Fund's investments in underlying funds have permitted meaningful economies of scale and the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, benefit the Fund and its shareholders, as well as the underlying funds. The Board carefully reviewed the performance record and the fees and expenses of the Fund and the comparative information provided by Lipper. The Board noted that the Fund has management fees in line with, or lower than, its peers. The Board concluded that the Fund's management fee appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable by the underlying funds to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that neither TFAI nor the Portfolio Construction Manager realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations. As a general matter, the Board also noted the popularity of the Fund with shareholders and the consequential ancillary benefits to the various underlying funds.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the fund management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Asset Allocation – Moderate Portfolio 11

TA IDEX Clarion Global Real Estate Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,142.40	1.15%	$6.11
Hypothetical (b)	1,000.00	1,019.09	1.15	5.76
Class B
Actual	1,000.00	1,142.40	1.14	6.06
Hypothetical (b)	1,000.00	1,019.14	1.14	5.71
Class C
Actual	1,000.00	1,142.80	1.07	5.68
Hypothetical (b)	1,000.00	1,019.49	1.07	5.36
Class I
Actual	1,000.00	1,143.90	0.88	4.68
Hypothetical (b)	1,000.00	1,020.43	0.88	4.41

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Real Estate Property Breakdown
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by real estate property breakdown of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Clarion Global Real Estate Securities 1

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.3%)
Australia (10.5%)
Centro Properties Group	230,278	$1,792
DB RREEF Trust	486,254	729
GPT Group (a)	1,436,684	5,919
Investa Property Group	169,700	377
Macquarie CountryWide Trust (a)	992,170	1,767
Macquarie Goodman Group	913,084	5,404
Mirvac Group	272,264	1,192
Stockland	598,300	4,293
Valad Property Group	1,043,400	1,954
Westfield Group (a)	779,004	13,616
Austria (0.9%)
Conwert Immobilien Invest AG ‡	149,000	3,294
Bermuda (2.3%)
Hongkong Land Holdings, Ltd.	1,108,700	5,189
Kerry Properties, Ltd.	618,000	3,109
Canada (2.7%)
Brookfield Properties Co.	70,500	2,895
Calloway Real Estate Investment Trust–144A	40,600	1,010
Dundee Real Estate Investment Trust	72,700	2,638
RioCan Real Estate Investment Trust	126,900	2,951
Cayman Islands (0.2%)
Shui On Land, Ltd. ‡	730,300	630
China (0.4%)
Guangzhou R&F Properties Co., Ltd.–Class H	528,100	1,275
Finland (1.5%)
Citycon Oyj	267,600	2,155
Sponda Oyj (a)	182,980	3,119
France (2.9%)
Klepierre	23,880	4,637
Societe de la Tour Eiffel (a)	11,100	1,897
Unibail (a)	13,920	3,884
Germany (0.8%)
Deutsche Wohnen AG	17,180	1,008
DIC Asset AG	31,300	1,292
IVG Immobilien AG	13,212	599
Hong Kong (5.9%)
Agile Property Holdings, Ltd.	2,023,700	2,137
Cheung Kong Holdings, Ltd. (a)	277,400	3,618
Hang Lung Development Co.	600,348	2,310
Hang Lung Properties, Ltd.	815,100	2,433
Link (The) (a)	645,200	1,475
Sun Hung Kai Properties, Ltd.	751,245	8,827
Italy (0.5%)
Beni Stabili SpA (a)	992,060	1,690

	Shares	Value
Japan (14.8%)
Japan Logistics Fund, Inc. (a)	224	$2,259
Japan Retail Fund Investment (a)	213	2,144
Kenedix Realty Investment Corp. (a)	138	1,035
Mitsubishi Estate Co., Ltd.	538,600	16,696
Mitsui Fudosan Co., Ltd.	563,200	16,437
New City Residence Investment Corp.	239	1,356
Nippon Accommodations Fund, Inc.	147	1,145
Nippon Building Fund, Inc. (a)	247	3,992
Nomura Real Estate Residential Fund, Inc. ‡	113	887
Sumitomo Realty & Development Co., Ltd.	167,000	6,163
Netherlands (1.2%)
Rodamco Europe NV (a)	17,700	2,623
Vastned Retail NV (a)	15,400	1,503
Norway (0.3%)
Norwegian Property ASA ‡	82,500	992
Singapore (3.8%)
Allgreen Properties, Ltd.	143,500	173
Capitaland, Ltd.	1,112,500	6,222
CapitaMall Trust (a)	1,080,500	2,830
City Developments, Ltd.	77,700	823
Keppel Land, Ltd.	411,500	2,396
Wing Tai Holdings, Ltd.	360,300	797
Sweden (1.3%)
Castellum AB	298,800	4,566
United Kingdom (10.3%)
British Land Co. PLC	288,500	8,499
Derwent London PLC (a)	101,729	4,343
Great Portland Estates PLC	225,600	3,246
Hammerson PLC	106,400	3,245
Land Securities Group PLC	301,660	11,836
Mapeley, Ltd.	7,855	589
Safestore Holdings, Ltd. ‡	677,500	3,333
Slough Estates PLC	68,080	1,052
United States (37.0%)
AMB Property Corp.	34,900	2,126
Archstone-Smith Trust	97,500	5,081
AvalonBay Communities, Inc. †	46,000	5,624
BioMed Realty Trust, Inc.	64,700	1,858
Boston Properties, Inc.	71,700	8,429
BRE Properties–Class A †	62,000	3,722
Camden Property Trust	30,060	2,094
Corporate Office Properties Trust SBI MD †	42,700	2,012
Developers Diversified Realty Corp. †	53,900	3,509
Douglas Emmett, Inc.	56,300	1,467
Equity Residential	64,600	2,999
Extra Space Storage, Inc. †	51,300	960
Federal Realty Investment Trust	47,000	4,238

The notes to the financial statements are an integral part of this report.

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TA IDEX Clarion Global Real Estate Securities 2

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United States (continued)
General Growth Properties, Inc. †	104,260	$6,657
Health Care Property Investors, Inc.	74,100	2,622
Highwood Properties, Inc. †	63,500	2,590
Hilton Hotels Corp.	67,100	2,281
Home Properties, Inc.	25,300	1,409
Host Hotels & Resorts, Inc. †	249,043	6,385
Kilroy Realty Corp.	21,800	1,655
Kimco Realty Corp.	57,686	2,773
LaSalle Hotel Properties	21,700	1,008
Liberty Property Trust	51,449	2,490
Macerich Co. (The)	48,600	4,623
Maguire Properties, Inc. †	16,800	605
Nationwide Health Properties, Inc. †	86,500	2,773
Omega Healthcare Investors, Inc.	107,300	1,803
Prologis †	89,700	5,813
Public Storage, Inc.	44,900	4,190
Regency Centers Corp.	57,900	4,771
Simon Property Group, Inc.	108,600	12,519
SL Green Realty Corp.	35,300	4,974
Strategic Hotels & Resorts, Inc.	42,200	914
Sunstone Hotel Investors, Inc. †	50,600	1,443
Taubman Centers, Inc.	27,100	1,519
UDR, Inc.	79,900	2,400
Ventas, Inc.	39,200	1,653
Vornado Realty Trust	53,100	6,299
Total Common Stocks (cost: $264,278)		342,585
	Contracts ◆	Value
PURCHASED OPTIONS (0.7%)
Put Options (0.7%)
Brascan Residential Properties m Put Strike $.00 Expires 10/22/2007	306,100	$2,325
Total Purchased Options (cost: $2,298)		2,325
	Principal	Value
SECURITY LENDING COLLATERAL (8.9%)
Debt (8.9%)
Bank Notes (0.5%)
Bank of America 5.31%, due 05/17/2007 *	$982	$982
5.27%, due 06/18/2007 *	982	982
Commercial Paper (1.9%)
Bear Stearns & Co. 5.31%, due 07/10/2007	393	393
CAFCO LLC–144A 5.29%, due 05/31/2007	380	380

	Principal	Value
Commercial Paper (continued)
Charta LLC–144A 5.30%, due 05/09/2007	$261	$261
5.29%, due 06/13/2007	196	196
Compass Securitization LLC–144A 5.29%, due 05/25/2007	196	196
CRC Funding LLC–144A 5.28%, due 05/16/2007	196	196
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	196	196
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007	196	196
5.28%, due 05/24/2007	196	196
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	393	393
Liberty Street–144A 5.29%, due 05/03/2007	384	384
Morgan Stanley 5.32%, due 08/01/2007	393	393
Old Line Funding LLC–144A 5.30%, due 05/15/2007	393	393
Paradigm Funding LLC–144A 5.28%, due 05/22/2007	777	777
5.30%, due 05/29/2007	196	196
5.29%, due 05/31/2007	196	196
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007	196	196
5.29%, due 05/17/2007	196	196
5.28%, due 06/01/2007	196	196
5.29%, due 06/19/2007	259	259
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	295	295
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	196	196
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	393	393
Yorktown Capital LLC 5.30%, due 05/14/2007	196	196
Euro Dollar Overnight (1.1%)
Bank of Nova Scotia 5.28%, due 05/01/2007	196	196
Citigroup 5.31%, due 05/04/2007	393	393
Deutsche Bank 5.28%, due 05/03/2007	393	393
First Tennessee National Corp. 5.31%, due 05/02/2007	393	393
National Australia Bank 5.30%, due 05/01/2007	393	393

The notes to the financial statements are an integral part of this report.

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TA IDEX Clarion Global Real Estate Securities 3

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Rabobank Nederland 5.30%, due 05/01/2007	$393	$393
Royal Bank of Canada 5.30%, due 05/01/2007	393	393
Royal Bank of Scotland 5.29%, due 05/07/2007	196	196
Societe Generale 5.31%, due 05/01/2007	393	393
Svenska Handlesbanken 5.31%, due 05/01/2007	745	745
Euro Dollar Terms (3.3%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	393	393
Bank of Montreal 5.28%, due 05/18/2007	196	196
Bank of Nova Scotia 5.28%, due 05/09/2007	275	275
Barclays 5.29%, due 05/07/2007	393	393
5.30%, due 05/16/2007	393	393
5.29%, due 05/21/2007	196	196
5.30%, due 06/04/2007	196	196
5.29%, due 06/08/2007	393	393
Calyon 5.30%, due 05/17/2007	196	196
5.31%, due 05/24/2007	393	393
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007	589	589
5.28%, due 05/29/2007	196	196
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	393	393
Deutsche Bank 5.30%, due 05/15/2007	393	393

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank 5.28%, due 05/21/2007	$589	$589
5.28%, due 05/25/2007	589	589
5.30%, due 06/25/2007	393	393
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	589	589
Royal Bank of Scotland 5.30%, due 05/08/2007	393	393
5.30%, due 05/09/2007	196	196
5.31%, due 05/25/2007	393	393
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	196	196
Swedbank AB 5.30%, due 05/11/2007	393	393
Toronto Dominion Bank 5.28%, due 05/10/2007	393	393
UBS AG 5.28%, due 06/01/2007	393	393
5.29%, due 06/12/2007	785	785
5.29%, due 06/15/2007	589	589
5.29%, due 06/18/2007	982	982
Repurchase Agreements (2.1%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $1,087 on 05/01/2007	1,087	1,087
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $4,320 on 05/01/2007	4,319	4,319
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,892 on 05/01/2007	1,892	1,892
Total Security Lending Collateral (cost: $31,487)		31,487
Total Investment Securities (cost: $298,063) #		$376,397

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Passive Foreign Investment Company.

‡  Non-income producing.

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $30,537.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $7,487, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

◆  Contract amounts are not in thousands.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $306,996. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $69,742 and $341, respectively. Net unrealized appreciation for tax purposes is $69,401.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $6,897 or 2.0% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

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TA IDEX Clarion Global Real Estate Securities 4

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Diversified	16.2%	$56,992
Shopping Center	12.6%	44,379
Regional Mall	11.8%	41,498
Office Property	11.7%	41,042
Engineering & Management Services	10.0%	35,168
Residential Building Construction	7.9%	27,956
Apartments	7.3%	25,830
Operating/Development	5.6%	19,593
Hotels	5.1%	17,951
Industrial Property	3.0%	10,428
Health Care	2.5%	8,851
Storage	2.4%	8,483
Put Options	0.7%	2,325
Warehouse	0.6%	2,259
Management Services	0.6%	2,155
Investment Securities, at value	98.0%	344,910
Short-Term Investments	8.9%	31,487
Total Investment Securities	106.9%	$376,397

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

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TA IDEX Clarion Global Real Estate Securities 5

TA IDEX Clarion Global Real Estate Securities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $298,063) (including securities loaned of $30,537)	$376,397
Cash	4,843
Foreign currency (cost: $78)	78
Receivables:
Investment securities sold	2,297
Shares of beneficial interest sold	412
Interest	18
Dividends	704
Other	6
384,755
Liabilities:
Investment securities purchased	959
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	46
Management and advisory fees	235
Transfer agent fees	5
Administration fees	6
Payable for collateral for securities on loan	31,487
Other	42
32,780
Net Assets	$351,975
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$244,954
Undistributed (accumulated) net investment income (loss)	(7,805)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	36,467
Net unrealized appreciation (depreciation) on:
Investment securities	78,334
Translation of assets and liabilities denominated in foreign currencies	25
Net Assets	$351,975
Net Assets by Class:
Class A	$7,292
Class B	5,758
Class C	3,025
Class I	335,900
Shares Outstanding:
Class A	356
Class B	282
Class C	149
Class I	16,428
Net Asset Value Per Share:
Class A	$20.50
Class B	20.44
Class C	20.26
Class I	20.45
Maximum Offering Price Per Share (a):
Class A	$21.69

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $717)	$4,340
Interest	92
Income from loaned securities–net	14
	4,446
Expenses:
Management and advisory fees	1,369
Transfer agent fees:
Class A	10
Class B	8
Class C	3
Class I	–	(b)
Printing and shareholder reports	3
Custody fees	83
Administration fees	35
Legal fees	4
Audit fees	10
Trustees fees	7
Registration fees	6
Other	2
Total expenses	1,540
Net Investment Income (Loss)	2,906
Net Realized Gain (Loss) from:
Investment securities	36,865
Foreign currency transactions	(300)
	36,565
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	6,830
Translation of assets and liabilities denominated in foreign currencies	11
	6,841
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	43,406
Net Increase (Decrease) in Net Assets Resulting from Operations	$46,312

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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TA IDEX Clarion Global Real Estate Securities 6

TA IDEX Clarion Global Real Estate Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,906	$3,058
Net realized gain (loss) from investment securities and foreign currency transactions	36,565	32,939
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	6,841	49,130
	46,312	85,127
Distributions to Shareholders:
From net investment income:
Class A	(243)	(67)
Class B	(211)	(67)
Class C	(100)	(38)
Class I	(11,605)	(3,664)
	(12,159)	(3,836)
From net realized gains:
Class A	(628)	(603)
Class B	(544)	(537)
Class C	(257)	(345)
Class I	(29,230)	(14,489)
	(30,659)	(15,974)
Capital Share Transactions:
Proceeds from shares sold:
Class A	6	2,118
Class B	1	111
Class C	3	61
Class I	20,707	309,146
	20,717	311,436
Dividends and distributions reinvested:
Class A	833	649
Class B	678	541
Class C	322	339
Class I	40,835	18,153
	42,668	19,682
Cost of shares redeemed:
Class A	(913)	(134,314)
Class B	(1,268)	(2,362)
Class C	(318)	(3,767)
Class I	(60,510)	(59,453)
	(63,009)	(199,896)
Redemption fees:
Class A	–	– (b)
Class C	–	– (b)
	–	– (b)
Automatic conversions:
Class A	60	18
Class B	(60)	(18)
	–	–
	376	131,222
Net increase (decrease) in net assets	3,870	196,539

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Net Assets:
Beginning of period	$348,105	$151,566
End of period	$351,975	$348,105
Undistributed (accumulated) net investment income (loss)	$(7,805)	$1,448
Share Activity:
Shares issued:
Class A	–	134
Class B	–	7
Class C	–	4
Class I	1,011	19,087
	1,011	19,232
Shares issued–reinvested from distributions:
Class A	44	42
Class B	37	35
Class C	18	22
Class I	2,174	1,159
	2,273	1,258
Shares redeemed:
Class A	(46)	(8,460)
Class B	(64)	(141)
Class C	(16)	(230)
Class I	(3,136)	(3,867)
	(3,262)	(12,698)
Automatic conversions:
Class A	3	1
Class B	(3)	(1)
	–	–
Net increase (decrease) in shares outstanding:
Class A	1	(8,283)
Class B	(30)	(100)
Class C	2	(204)
Class I	49	16,379
	22	7,792

(a)  Class I was offered for investment on November 15, 2005.

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Clarion Global Real Estate Securities 7

TA IDEX Clarion Global Real Estate Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations					Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$20.30	$0.14		$2.53		$2.67	$(0.69)	$(1.78)	$(2.47)	$20.50
	10/31/2006	16.13	0.13	(i)	5.59	(i)	5.72	(0.17)	(1.38)	(1.55)	20.30
	10/31/2005	13.99	0.27		2.46		2.73	(0.41)	(0.18)	(0.59)	16.13
	10/31/2004	12.25	0.28		3.05		3.33	(0.53)	(1.06)	(1.59)	13.99
	10/31/2003	10.00	0.43		1.95		2.38	(0.13)	–	(0.13)	12.25
Class B	4/30/2007	20.25	0.14		2.52		2.66	(0.69)	(1.78)	(2.47)	20.44
	10/31/2006	16.14	0.11	(i)	5.57	(i)	5.68	(0.19)	(1.38)	(1.57)	20.25
	10/31/2005	13.99	0.06		2.49		2.55	(0.22)	(0.18)	(0.40)	16.14
	10/31/2004	12.22	0.25		3.03		3.28	(0.45)	(1.06)	(1.51)	13.99
	10/31/2003	10.00	0.38		1.95		2.33	(0.11)	–	(0.11)	12.22
Class C	4/30/2007	20.09	0.15		2.50		2.65	(0.70)	(1.78)	(2.48)	20.26
	10/31/2006	16.02	0.11	(i)	5.54	(i)	5.65	(0.20)	(1.38)	(1.58)	20.09
	10/31/2005	13.92	0.11		2.44		2.55	(0.27)	(0.18)	(0.45)	16.02
	10/31/2004	12.22	0.17		3.04		3.21	(0.45)	(1.06)	(1.51)	13.92
	10/31/2003	10.00	0.38		1.95		2.33	(0.11)	–	(0.11)	12.22
Class I	4/30/2007	20.25	0.17		2.52		2.69	(0.71)	(1.78)	(2.49)	20.45
	10/31/2006	15.85	0.21	(i)	5.85	(i)	6.06	(0.28)	(1.38)	(1.66)	20.25

			Ratios/Supplemental Data
	For the		Net Assets, End of	Ratio of Expenses to Average		Net Investment Income (Loss)		Portfolio
	Period	Total	Period	Net Assets (a)		to Average		Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	14.24%	$7,292	1.15%	1.15%	1.40%		32%
	10/31/2006	38.39	7,199	1.30	1.30	0.77	(h)(i)	76
	10/31/2005	19.87	139,290	1.25	1.25	1.77	(h)	66
	10/31/2004	29.30	125,423	1.30	1.30	2.16		73
	10/31/2003	23.80	64,090	1.75	1.76	5.55		95
Class B	4/30/2007	14.24	5,758	1.14	1.14	1.43		32
	10/31/2006	38.20	6,323	1.55	1.55	0.64	(i)	76
	10/31/2005	18.45	6,644	2.38	2.38	0.42	(h)	66
	10/31/2004	28.96	4,042	1.51	1.51	1.97		73
	10/31/2003	23.33	1,804	2.40	2.41	4.91		95
Class C	4/30/2007	14.28	3,025	1.07	1.07	1.48		32
	10/31/2006	38.30	2,963	1.52	1.52	0.64	(h)(i)	76
	10/31/2005	18.53	5,632	2.27	2.27	0.76		66
	10/31/2004	28.32	5,325	2.22	2.22	1.32		73
	10/31/2003	23.33	1,913	2.40	2.41	4.91		95
Class I	4/30/2007	14.39	335,900	0.88	0.88	1.70		32
	10/31/2006	41.43	331,620	0.91	0.91	1.27	(i)	76

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursement by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Clarion Global Real Estate Securities (the "Fund") commenced operations on March 1, 2003. The inception date for the Fund's offering of share Class I was November 15, 2005.

(h)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B, and Class C, respectively.

(i)  For the year ended October 31, 2006, Net Investment Income (Loss), Net Realized and Unrealized Gains (Loss), and Net Investment Income (Loss) to Average Net Assets are inclusive of adjustments to dividend income resulting from differences between estimated and actual amounts for REIT investments. The adjustments for all classes include a decrease of $.06, and an increase of $.06 to Net Investment Income (Loss) and Net Realized and Unrealized Gains (Loss), respectively. The ratio of Net Investment Income (Loss) to Average Net Assets was decreased by .37%.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Clarion Global Real Estate Securities 8

TA IDEX Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

TA IDEX Clarion Global Real Estate Securities (the "Fund") is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Clarion Global Real Estate Securities 9

TA IDEX Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2007 of $32 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $6, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate securities, the net asset value per share may fluctuate more widely than the net asset value of shares of a fund that invests in a broad range of industries.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. Dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. Dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received no amount in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Clarion Global Real Estate Securities 10

TA IDEX Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$11,803	3.35%
TA IDEX Asset Allocation– Growth Portfolio	102,386	29.09%
TA IDEX Asset Allocation– Moderate Portfolio	60,892	17.30%
TA IDEX Asset Allocation– Moderate Growth Portfolio	142,364	40.45%
TA IDEX Multi-Manager International Fund	16,285	4.63%
TA IDEX Multi-Manager Alternative Strategies Fund	2,170	0.62%
Total	$335,900	95.44%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over $1 billion

Prior to March 1, 2007, TFAI contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceeded the following stated annual limit:

From November 1, 2006 to February 28, 2007:

1.40% Expense Limit

Prior to March 1, 2007, if total Fund expenses fell below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at February 28, 2007.

As of March 1, 2007, TFAI no longer requires the Fund to pay prior reimbursed class expenses.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2008, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, there were no underwriter commissions.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $19 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $6.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Clarion Global Real Estate Securities 11

TA IDEX Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $13. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$109,748
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	153,170
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Clarion Global Real Estate Securities 12

TA IDEX Clarion Global Real Estate Securities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Clarion Global Real Estate Securities (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and ING Clarion Real Estate Securities, L.P. (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved competitive investment performance over the past one-, two- and three-year periods. However, the Board expressed a continuing desire to improve the Fund's relative performance, and favorably noted that a recent change in investment objectives and strategies helped improve the Fund's performance. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to IDEX as a whole. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are very competitive with industry averages, although the Board asked that the Sub-Adviser be informed of the Board's desire to see improved trading costs. On the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with IDEX, the Board concluded that the

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TA IDEX Clarion Global Real Estate Securities 13

TA IDEX Clarion Global Real Estate Securities (continued)

level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that certain classes of shares of the Fund are closed to new investors and investments, except that it may continue selling its shares to TA IDEX funds of funds and other institutional investors, which may limit the Fund's ability to realize economies of scale. The Board assessed the current asset levels of the Fund and its long-term development strategy. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including soft dollar benefits it may receive. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, fund accounting, and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

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TA IDEX Clarion Global Real Estate Securities 14

TA IDEX Evergreen Health Care

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,101.20	1.27%	$6.62
Hypothetical (b)	1,000.00	1,018.50	1.27	6.36
Class B
Actual	1,000.00	1,100.80	1.26	6.56
Hypothetical (b)	1,000.00	1,018.55	1.26	6.31
Class C
Actual	1,000.00	1,100.50	1.38	7.19
Hypothetical (b)	1,000.00	1,017.95	1.38	6.90
Class I
Actual	1,000.00	1,103.30	0.89	4.64
Hypothetical (b)	1,000.00	1,020.38	0.89	4.46

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS
By Industry
At April 30, 2007 (unaudited)

This chart shows the percentage breakdown by industry of the Fund's total investment securities.

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TA IDEX Evergreen Health Care 1

TA IDEX Evergreen Health Care

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
PREFERRED STOCKS (2.0%)
Pharmaceuticals (2.0%)
Fresenius AG	87,630	$7,422
Total Preferred Stocks (cost: $4,734)		7,422
COMMON STOCKS (96.0%)
Chemicals & Allied Products (5.0%)
Bayer AG	230,277	15,842
Syngenta AG ‡	12,748	2,550
Drug Stores & Proprietary Stores (2.2%)
CVS/Caremark Corp.	222,487	8,063
Food & Kindred Products (0.4%)
Altus Pharmaceuticals, Inc. ‡	100,000	1,481
Health Services (4.3%)
Brookdale Senior Living, Inc. †	80,000	3,633
Enzo Biochemical, Inc. ‡†	188,330	3,166
Human Genome Sciences, Inc. ‡†	192,653	2,075
Manor Care, Inc. †	28,258	1,834
Nektar Therapeutics ‡†	107,430	1,329
Quest Diagnostics, Inc.	74,695	3,652
Holding & Other Investment Offices (1.1%)
Daiichi Sanyko Co., Ltd.	137,500	4,101
Poniard Pharmaceuticals, Inc. Warrants, Expires 12/08/2008 ‡m§	1,200	—	☐
Instruments & Related Products (2.8%)
Bio-Rad Laboratories, Inc.–Class A ‡	33,391	2,363
Thermo Electron Corp. ‡	150,542	7,837
Insurance (2.3%)
WellPoint, Inc. ‡	108,208	8,545
Medical Instruments & Supplies (11.4%)
Abiomed, Inc. ‡†	125,712	1,612
Applera Corp.–Applied Biosystems Group	97,924	3,059
Baxter International, Inc.	44,533	2,522
Biomet, Inc.	95,563	4,128
Cepheid, Inc. ‡†	118,460	1,343
Fresenius Medical Care AG	21,116	3,182
Kyphon, Inc. ‡†	16,585	773
Medtronic, Inc.	75,968	4,021
NMT Medical, Inc. ‡	131,129	2,043
Smith & Nephew PLC	299,122	3,757
Sorin SpA ‡	319,854	806
St. Jude Medical, Inc. ‡†	148,709	6,363
Thoratec Corp. ‡	175,000	3,433
Vital Signs, Inc.	26,515	1,513
Zimmer Holdings, Inc. ‡	39,287	3,555

	Shares	Value
Pharmaceuticals (61.1%)
Abbott Laboratories	157,751	$8,932
Adams Respiratory Therapeutics, Inc. ‡†	100,000	3,751
Advanced Magnetics, Inc. ‡†	57,359	3,774
Alexion Pharmaceuticals, Inc. ‡†	16,428	688
Amgen, Inc. ‡	131,114	8,410
Arena Pharmaceuticals, Inc. ‡†	90,939	1,185
Arqule, Inc. ‡	172,015	1,510
Auxilium Pharmaceuticals, Inc. ‡†	252,000	3,745
BioCryst Pharmaceuticals, Inc. ‡†	93,872	798
Biogen Idec, Inc. ‡	143,147	6,758
BioMarin Pharmaceuticals, Inc. ‡†	163,156	2,637
Bristol-Myers Squibb Co.	232,398	6,707
Celgene Corp. ‡	83,067	5,080
Chugai Pharmaceutical Co., Ltd.	151,500	3,862
Cubist Pharmaceuticals, Inc. ‡†	104,876	2,250
Cytokinetics, Inc. ‡	77,668	513
Elan Corp. PLC, ADR ‡†	60,940	846
Genentech, Inc. ‡	81,523	6,521
Genmab A/S ‡	108,700	7,665
Genzyme Corp. ‡	88,345	5,770
Geron Corp. ‡†	106,611	758
GlaxoSmithKline PLC, ADR	124,282	7,181
Hospira, Inc. ‡	75,136	3,047
ImClone Systems, Inc. ‡	47,733	2,000
Indevus Pharmaceuticals, Inc. ‡	213,634	1,540
Indevus Pharmaceuticals, Inc. Rights, Expires 04/18/2012 ‡m§	188,440	—	☐
Inspire Pharmaceuticals, Inc. ‡	122,757	939
Inverness Medical Innovations, Inc. ‡†	85,000	3,404
Inyx, Inc. ‡	271,034	691
Ipsen	67,505	3,588
MannKind Corp., Warrants, Expires 8/5/2020 ‡m§	30,624	14
McKesson Corp.	89,000	5,236
Medarex, Inc. ‡†	162,977	2,231
MedImmune, Inc. ‡†	65,806	3,730
Merck & Co., Inc.	143,395	7,376
Merck KGaA	47,986	6,407
MGI PHARMA, Inc. ‡†	57,505	1,266
Mylan Laboratories †	51,159	1,122
Novartis AG, ADR	137,377	7,980
Novo Nordisk A/S-Class B	81,600	8,026
OSI Pharmaceuticals, Inc. ‡†	148,164	5,141
Panacos Pharmaceuticals, Inc. ‡†	578,583	2,754
Par Pharmaceutical Cos., Inc. ‡	105,513	2,841
PDL BioPharma, Inc. ‡	79,114	1,998

The notes to the financial statements are an integral part of this report.

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TA IDEX Evergreen Health Care

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Pharmaceuticals (continued)
Pharmion Corp. ‡	130,000	$3,938
Roche Holding AG-Genusschein	57,735	10,918
Sanofi-Aventis, ADR †	58,452	2,681
Santarus, Inc. ‡†	245,000	1,872
Schering-Plough Corp.	330,205	10,477
Sepracor, Inc. ‡	65,354	3,508
Shire PLC	250,000	5,850
Spectrum Pharmaceuticals, Inc. ‡†	287,034	1,926
Tanox, Inc. ‡†	200,509	3,741
Tercica, Inc. ‡†	58,418	350
Theratechnologies, Inc. ‡	400,000	3,406
Theravance, Inc. ‡	44,540	1,476
Vertex Pharmaceuticals, Inc. ‡†	26,752	822
Viropharma, Inc. ‡†	43,434	655
Wyeth	165,183	9,168
Xenoport, Inc. ‡†	32,000	1,372
Zymogenetics, Inc. ‡†	141,557	2,118
Research & Testing Services (5.4%)
Celera Group ‡	119,985	1,680
Gen-Probe, Inc. ‡	105,607	5,398
Incyte Corp. ‡†	285,510	2,201
Insmed, Inc. ‡†	338,559	352
Isis Pharmaceuticals, Inc. ‡†	268,477	2,747
Maxygen, Inc. ‡	64,362	691
Orchid Cellmark, Inc. ‡	323,251	2,156
Regeneron Pharmaceuticals, Inc. ‡	169,595	4,613
Total Common Stocks (cost: $291,218)		353,369
	Principal	Value
SECURITY LENDING COLLATERAL (19.2%)
Debt (19.2%)
Bank Notes (1.2%)
Bank of America 5.31%, due 05/17/2007 *	$2,201	$2,201
5.27%, due 06/18/2007 *	2,201	2,201
Commercial Paper (4.2%)
Bear Stearns & Co. 5.31%, due 07/10/2007	881	881
CAFCO LLC-144A 5.29%, due 05/31/2007	853	853
Charta LLC-144A 5.30%, due 05/09/2007	586	586
5.29%, due 06/13/2007	440	440
Compass Securitization LLC–144A 5.29%, due 05/25/2007	440	440

	Principal	Value
Commercial Paper (continued)
CRC Funding LLC-144A 5.28%, due 05/16/2007	$440	$440
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	440	440
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007	440	440
5.28%, due 05/24/2007	440	440
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	881	881
Liberty Street–144A 5.29%, due 05/03/2007	862	862
Morgan Stanley 5.32%, due 08/01/2007	881	881
Old Line Funding LLC–144A 5.30%, due 05/15/2007	881	881
Paradigm Funding LLC–144A 5.28%, due 05/22/2007	1,742	1,742
5.30%, due 05/29/2007	440	440
5.29%, due 05/31/2007	440	440
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007	440	440
5.29%, due 05/17/2007	440	440
5.28%, due 06/01/2007	440	440
5.29%, due 06/19/2007	580	580
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	660	660
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	440	440
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	881	881
Yorktown Capital LLC 5.30%, due 05/14/2007	440	440
Euro Dollar Overnight (2.4%)
Bank of Nova Scotia 5.28%, due 05/01/2007	440	440
Citigroup 5.31%, due 05/04/2007	881	881
Deutsche Bank 5.28%, due 05/03/2007	881	881
First Tennessee National Corp. 5.31%, due 05/02/2007	881	881
National Australia Bank 5.30%, due 05/01/2007	881	881
Rabobank Nederland 5.30%, due 05/01/2007	881	881

The notes to the financial statements are an integral part of this report.

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TA IDEX Evergreen Health Care 3

TA IDEX Evergreen Health Care

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Royal Bank of Canada 5.30%, due 05/01/2007	$881	$881
Royal Bank of Scotland 5.29%, due 05/07/2007	440	440
Societe Generale 5.31%, due 05/01/2007	881	881
Svenska Handlesbanken 5.31%, due 05/01/2007	1,670	1,670
Euro Dollar Terms (7.0%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	881	881
Bank of Montreal 5.28%, due 05/18/2007	440	440
Bank of Nova Scotia 5.28%, due 05/09/2007	616	616
Barclays 5.29%, due 05/07/2007	880	880
5.30%, due 05/16/2007	880	880
5.29%, due 05/21/2007	440	440
5.30%, due 06/04/2007	440	440
5.29%, due 06/08/2007	880	880
Calyon 5.30%, due 05/17/2007	440	440
5.31%, due 05/24/2007	880	880
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007	1,321	1,321
5.28%, due 05/29/2007	440	440
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	880	880
Deutsche Bank 5.30%, due 05/15/2007	880	880
Fortis Bank 5.28%, due 05/21/2007	1,321	1,321
5.28%, due 05/25/2007	1,321	1,321
5.30%, due 06/25/2007	880	880

	Principal	Value
Euro Dollar Terms (continued)
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	$1,321	$1,321
Royal Bank of Scotland 5.30%, due 05/08/2007	880	880
5.30%, due 05/09/2007	440	440
5.31%, due 05/25/2007	880	880
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	440	440
Swedbank AB 5.30%, due 05/11/2007	880	880
Toronto Dominion Bank 5.28%, due 05/10/2007	880	880
UBS AG 5.28%, due 06/01/2007	880	880
5.29%, due 06/12/2007	1,761	1,761
5.29%, due 06/15/2007	1,321	1,321
5.29%, due 06/18/2007	2,201	2,201
Repurchase Agreements (4.4%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $2,438 on 05/01/2007	2,438	2,438
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $9,685 on 05/01/2007	9,685	9,685
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $4,242 on 05/01/2007	4,242	4,242
Total Security Lending Collateral (cost: $70,596)		70,596
Total Investment Securities (cost: $366,548) #		$431,387

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $67,007.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

§  Security is deemed to be illiquid.

††  Cash collateral for the Repurchase Agreements, valued at $16,786, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

☐  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $369,845. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $65,095 and $3,553, respectively. Net unrealized appreciation for tax purposes is $61,542.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $13,206 or 3.6% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

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TA IDEX Evergreen Health Care 4

TA IDEX Evergreen Health Care

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $366,548) (including securities loaned of $67,007)	$431,387
Cash	8,267
Receivables:
Interest	40
Income from loaned securities	1
Dividends	484
Dividend reclaims receivable	121
Other	10
440,310
Liabilities:
Investment securities purchased	1,406
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	57
Management and advisory fees	258
Transfer agent fees	4
Administration fees	6
Payable for collateral for securities on loan	70,596
Other	56
72,383
Net Assets	$367,927
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$289,045
Undistributed (accumulated) net investment income (loss)	932
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	13,107
Net unrealized appreciation (depreciation) on:
Investment securities	64,839
Translation of assets and liabilities denominated in foreign currencies	4
Net Assets	$367,927
Net Assets by Class:
Class A	$3,323
Class B	3,588
Class C	1,630
Class I	359,386
Shares Outstanding:
Class A	246
Class B	276
Class C	126
Class I	26,255
Net Asset Value Per Share:
Class A	$13.49
Class B	12.99
Class C	12.92
Class I	13.69
Maximum Offering Price Per Share (a):
Class A	$14.28

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $124)	$2,765
Interest	158
Income from loaned securities–net	96
	3,019
Expenses:
Management and advisory fees	1,811
Transfer agent fees:
Class A	6
Class B	7
Class C	2
Class I	–	(b)
Printing and shareholder reports	2
Custody fees	54
Administration fees	43
Legal fees	6
Audit fees	10
Trustees fees	10
Registration fees	4
Other	6
Total expenses	1,961
Recaptured expenses:
Class C	2
Net expenses	1,963
Net Investment Income (Loss)	1,056
Net Realized Gain (Loss) from:
Investment securities	16,373
Foreign currency transactions	31
	16,404
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	26,276
Translation of assets and liabilities denominated in foreign currencies	2
	26,278
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	42,682
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,738

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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TA IDEX Evergreen Health Care 5

TA IDEX Evergreen Health Care

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,056	$(248)
Net realized gain (loss) from investment securities and foreign currency transactions	16,404	68,935
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	26,278	13,323
	43,738	82,010
Distributions to Shareholders:
From net investment income:
Class I	(125)	–
	(125)	–
From net realized gains:
Class A	(451)	(229)
Class B	(560)	(300)
Class C	(237)	(127)
Class I	(67,027)	(22,213)
	(68,275)	(22,869)
Capital Share Transactions:
Proceeds from shares sold:
Class A	6	1,353
Class B	2	157
Class C	21	62
Class I	–	271,042
	29	272,614
Dividends and distributions reinvested:
Class A	438	219
Class B	536	290
Class C	215	107
Class I	67,152	22,213
	68,341	22,829
Cost of shares redeemed:
Class A	(611)	(198,693)
Class B	(1,243)	(1,768)
Class C	(276)	(871)
Class I	(197,938)	(4,146)
	(200,068)	(205,478)
Redemption fees:
Class B	–	– (a)
	–	– (a)
Automatic conversions:
Class A	29	14
Class B	(29)	(14)
	–	–
	(131,698)	89,965
Net increase (decrease) in net assets	(156,360)	149,106
Net Assets:
Beginning of period	524,287	375,181
End of period	$367,927	$524,287
Undistributed (accumulated) net investment income (loss)	$932	$1

	April 30, 2007 (unaudited)	October 31, 2006
Share Activity:
Shares issued:
Class A	–	106
Class B	–	12
Class C	2	5
Class I	–	20,891
	2	21,014
Shares issued–reinvested from distributions:
Class A	35	18
Class B	44	24
Class C	18	9
Class I	5,283	1,760
	5,380	1,811
Shares redeemed:
Class A	(47)	(15,492)
Class B	(99)	(138)
Class C	(23)	(69)
Class I	(15,205)	(310)
	(15,374)	(16,009)
Automatic conversions:
Class A	2	1
Class B	(2)	(1)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(10)	(15,367)
Class B	(57)	(103)
Class C	(3)	(55)
Class I	(9,922)	22,341
	(9,992)	6,816

(a)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Evergreen Health Care 6

TA IDEX Evergreen Health Care

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions				Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income		From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$14.06	$0.01	$1.27	$1.28	$–		$(1.85)	$(1.85)	$13.49
	10/31/2006	12.44	(0.07)	2.41	2.34	–		(0.72)	(0.72)	14.06
	10/31/2005	10.84	(0.12)	1.82	1.70	–		(0.10)	(0.10)	12.44
	10/31/2004	10.14	(0.13)	1.18	1.05	–		(0.35)	(0.35)	10.84
	10/31/2003	8.28	(0.16)	2.02	1.86	–		–	–	10.14
	10/31/2002	10.00	(0.08)	(1.64)	(1.72)	–		–	–	8.28
Class B	4/30/2007	13.61	0.01	1.22	1.23	–		(1.85)	(1.85)	12.99
	10/31/2006	12.10	(0.10)	2.33	2.23	–		(0.72)	(0.72)	13.61
	10/31/2005	10.66	(0.25)	1.79	1.54	–		(0.10)	(0.10)	12.10
	10/31/2004	10.03	(0.17)	1.15	0.98	–		(0.35)	(0.35)	10.66
	10/31/2003	8.24	(0.21)	2.00	1.79	–		–	–	10.03
	10/31/2002	10.00	(0.11)	(1.65)	(1.76)	–		–	–	8.24
Class C	4/30/2007	13.55	0.01	1.21	1.22	–		(1.85)	(1.85)	12.92
	10/31/2006	12.07	(0.13)	2.33	2.20	–		(0.72)	(0.72)	13.55
	10/31/2005	10.63	(0.25)	1.79	1.54	–		(0.10)	(0.10)	12.07
	10/31/2004	10.03	(0.24)	1.19	0.95	–		(0.35)	(0.35)	10.63
	10/31/2003	8.10	(0.22)	2.15	1.93	–		–	–	10.03
Class I	4/30/2007	14.22	0.03	1.29	1.32	–	(i)	(1.85)	(1.85)	13.69
	10/31/2006	12.52	– (i)	2.42	2.42	–		(0.72)	(0.72)	14.22
	10/31/2005	11.26	(0.07)	1.43	1.36	–		(0.10)	(0.10)	12.52

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)				Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)		Rate (b)
Class A	4/30/2007	10.12%	$3,323	1.27%		1.27%		0.22%		28%
	10/31/2006	19.48	3,592	1.47	(h)	1.47	(h)	(0.56)		92
	10/31/2005	15.69	194,414	1.44		1.44		(1.02)		59
	10/31/2004	10.19	154,957	1.53		1.53		(1.15)		35
	10/31/2003	22.46	59,115	1.95		2.19		(1.61)		30
	10/31/2002	(17.20)	3,804	1.95		8.76		(1.51)		43
Class B	4/30/2007	10.08	3,588	1.26		1.26		0.21		28
	10/31/2006	19.11	4,528	1.71	(h)	1.71	(h)	(0.79	) (j)	92
	10/31/2005	14.45	5,274	2.60		2.66		(2.18	) (j)	59
	10/31/2004	9.59	4,590	2.09		2.09		(1.58)		35
	10/31/2003	21.72	2,952	2.60		2.84		(2.26)		30
	10/31/2002	(17.60)	758	2.60		9.41		(2.16)		43
Class C	4/30/2007	10.05	1,630	1.38	(k)	1.38	(k)	0.11		28
	10/31/2006	18.90	1,748	1.89	(h)	1.89	(h)	(0.99)		92
	10/31/2005	14.44	2,223	2.60		2.90		(2.18)		59
	10/31/2004	9.28	2,081	2.60		3.41		(1.61)		35
	10/31/2003	23.83	201	2.60		2.84		(2.26)		30
Class I	4/30/2007	10.33	359,386	0.89		0.89		0.49		28
	10/31/2006	20.02	514,419	0.96	(h)	0.96	(h)	(0.03)		92
	10/31/2005	12.09	173,270	1.06		1.06		(0.65)		59

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Evergreen Health Care 7

TA IDEX Evergreen Health Care

FINANCIAL HIGHLIGHTS (continued)

(unaudited)

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser and includes the recapture of previously waived expenses, if any ( see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements and recapture of previously waived expenses by the investment adviser.

(g)  TA IDEX Evergreen Health Care ("the Fund") commenced operations on March 1, 2002.

  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.

Class I was November 8, 2004.

(h)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.01%, 0.07%, 0.30% and 0.01% for Class A, Class B, Class C and Class I respectively (see note 2).

(i)  Rounds to less than ($0.01).

(j)  Ratios of Net Investment Income (Loss) to Average Net Assets are inclusive of redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class B.

(k)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.22% for Class C. (see note 2).

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Evergreen Health Care 8

TA IDEX Evergreen Health Care

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective March 1, 2006, TA IDEX T. Rowe Price Health Sciences changed its name to TA IDEX Evergreen Health Care (the "Fund") and changed its sub-adviser from T. Rowe Price Associates, Inc. ("T. Rowe Price") to Evergreen Investment Management Company, LLC ("Evergreen").

The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The Fund's previous sub-adviser, T. Rowe Price, to the extent consistent with the best execution and usual commission rate policies and practices, placed security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Evergreen Health Care 9

TA IDEX Evergreen Health Care

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Evergeen does not participate in the commission recapture program.

Recaptured commissions during the six months ended April 30, 2007 of $4 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $41, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. Dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. Dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$11,564	3.14%
TA IDEX Asset Allocation– Growth Portfolio	54,564	14.83%
TA IDEX Asset Allocation– Moderate Portfolio	26,428	7.18%
TA IDEX Asset Allocation– Moderate Growth Portfolio	39,284	10.68%
Asset Allocation–Conservative Portfolio	25,826	7.02%
Asset Allocation–Growth Portfolio	35,561	9.67%
Asset Allocation– Moderate Growth Portfolio	113,864	30.95%
Asset Allocation– Moderate Portfolio	52,295	14.21%
Total	$359,386	97.68%

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Evergreen Health Care 10

TA IDEX Evergreen Health Care

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.87% of the first $100 million of ANA
0.85% of the next $150 million of ANA
0.80% of ANA over $250 million

Prior to March 1, 2007, TFAI contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceeded the following stated annual limit:

From November 1, 2006 to February 28, 2007:

1.47% Expense Limit

Prior to March 1, 2007, if total Fund expenses fell below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

For the period ended February 28, 2007, the Fund recaptured $2 of previously reimbursed expenses from Class C.

As of March 1, 2007, TFAI no longer requires the Fund to pay prior reimbursed class expenses.

The former sub-adviser, T. Rowe Price, had agreed to a pricing discount based on the aggregate assets that they managed in the Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund for the period from November 1, 2005 through February 28, 2006 was $11.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2008, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, there were no underwriter commissions.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $14 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $10.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $25. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Evergreen Health Care 11

TA IDEX Evergreen Health Care

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$120,004
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	320,768
U.S. Government	–

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and straddles.

NOTE 5.   REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Evergreen Health Care 12

TA IDEX Evergreen Health Care

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Evergreen Health Care (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Evergreen Investment Management Company, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board also considered the Sub-Adviser's ongoing transition to new portfolio managers for the Fund. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Sub-Adviser had achieved superior performance, favorably noting the Fund's first quintile performance, relative to comparable funds, over the one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are highly competitive with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as

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TA IDEX Evergreen Health Care 13

TA IDEX Evergreen Health Care (continued)

well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that certain classes of shares of the Fund are closed to new investors and investments, except that it may continue selling its shares to TA IDEX funds of funds and other institutional investors, which may limit the Fund's ability to realize economies of scale. The Board assessed the current asset levels of the Fund and its long-term development strategy. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including soft-dollar benefits it receives. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

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TA IDEX Jennison Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,057.50	1.33%	$6.78
Hypothetical (b)	1,000.00	1,018.20	1.33	6.66
Class B
Actual	1,000.00	1,058.60	1.29	6.58
Hypothetical (b)	1,000.00	1,018.40	1.29	6.46
Class C
Actual	1,000.00	1,057.50	1.24	6.33
Hypothetical (b)	1,000.00	1,018.65	1.24	6.21
Class I
Actual	1,000.00	1,059.90	0.88	4.49
Hypothetical (b)	1,000.00	1,020.43	0.88	4.41

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

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SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.0%)
Aerospace (3.8%)
Boeing Co. (The)	32,500	$3,022
United Technologies Corp.	41,200	2,766
Amusement & Recreation Services (3.0%)
Disney (Walt) Co. (The)	130,300	4,558
Apparel & Accessory Stores (0.7%)
Kohl's Corp. ‡	15,500	1,148
Beverages (2.1%)
PepsiCo, Inc.	49,200	3,252
Business Services (1.3%)
eBay, Inc. ‡	57,400	1,948
Chemicals & Allied Products (4.6%)
Colgate-Palmolive Co.	30,100	2,039
Monsanto Co.	35,200	2,076
Procter & Gamble Co.	44,720	2,876
Communications Equipment (4.9%)
QUALCOMM, Inc.	107,400	4,704
Research In Motion, Ltd. ‡†	11,400	1,500
Sony Corp., ADR	24,200	1,289
Computer & Data Processing Services (12.8%)
Adobe Systems, Inc. ‡	109,100	4,534
Electronic Arts, Inc. ‡	42,000	2,117
Google, Inc.–Class A ‡	14,400	6,788
Infosys Technologies, Ltd., ADR	20,000	1,047
Juniper Networks, Inc. ‡	15,100	338
Microsoft Corp.	132,300	3,961
Yahoo!, Inc. ‡†	27,500	771
Computer & Office Equipment (7.1%)
Apple, Inc. ‡	41,100	4,102
Cisco Systems, Inc. ‡	146,600	3,920
Hewlett-Packard Co.	67,800	2,857
Department Stores (2.3%)
Federated Department Stores, Inc.	50,200	2,205
JC Penney Co., Inc.	17,500	1,384
Electric Services (0.9%)
Suntech Power Holdings, ADR ‡†	39,200	1,422
Electronic & Other Electric Equipment (1.8%)
General Electric Co.	74,300	2,739
Electronic Components & Accessories (4.2%)
Broadcom Corp.–Class A ‡	63,550	2,069
Intel Corp.	98,300	2,113
Marvell Technology Group, Ltd. ‡	118,800	1,916
NVIDIA Corp. ‡	12,100	398

	Shares	Value
Entertainment (1.1%)
International Game Technology	43,600	$1,663
Food Stores (0.4%)
Whole Foods Market, Inc.	13,300	622
Hotels & Other Lodging Places (1.3%)
Marriott International, Inc.–Class A	45,300	2,048
Instruments & Related Products (1.7%)
Alcon, Inc. †	19,100	2,577
Insurance (2.8%)
American International Group, Inc.	55,900	3,908
WellPoint, Inc. ‡	5,400	426
Leather & Leather Products (2.3%)
Coach, Inc. ‡	71,700	3,501
Lumber & Other Building Materials (1.3%)
Lowe's Cos., Inc.	64,000	1,956
Medical Instruments & Supplies (2.9%)
Baxter International, Inc.	38,800	2,197
St. Jude Medical, Inc. ‡†	50,900	2,178
Motion Pictures (2.0%)
News Corp., Inc.–Class A	136,200	3,049
Oil & Gas Extraction (1.9%)
Occidental Petroleum Corp.	26,600	1,349
Schlumberger, Ltd.	20,300	1,499
Petroleum Refining (0.4%)
Suncor Energy, Inc.	7,400	596
Pharmaceuticals (14.0%)
Abbott Laboratories	46,800	2,650
Genentech, Inc. ‡	42,300	3,384
Gilead Sciences, Inc. ‡	61,800	5,050
Merck & Co., Inc.	28,500	1,466
Novartis AG, ADR	34,200	1,987
Roche Holding AG, ADR	49,438	4,675
Schering-Plough Corp.	12,700	403
Wyeth	34,300	1,904
Printing & Publishing (0.3%)
McGraw-Hill Cos., Inc. (The)	7,800	511
Radio, Television & Computer Stores (0.9%)
Best Buy Co., Inc. †	30,200	1,409
Restaurants (1.0%)
Starbucks Corp. ‡	48,200	1,495
Retail Trade (1.3%)
Target Corp.	33,700	2,001

The notes to the financial statements are an integral part of this report.

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SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Rubber & Misc. Plastic Products (1.4%)
NIKE, Inc.–Class B	39,000	$2,100
Security & Commodity Brokers (8.2%)
American Express Co.	31,200	1,893
Charles Schwab Corp. (The)	93,100	1,780
Goldman Sachs Group, Inc. (The)	13,500	2,951
IntercontinentalExchange, Inc. ‡	3,100	394
NYSE Euronext ‡†	32,100	2,707
UBS AG–Registered	44,000	2,856
Telecommunications (1.3%)
NII Holdings, Inc. ‡†	26,000	1,994
Total Common Stocks (cost: $126,517)		147,038
	Principal	Value
SECURITY LENDING COLLATERAL (8.0%)
Debt (8.0%)
Bank Notes (0.5%)
Bank of America
5.31%, due 05/17/2007 *	$383	$383
5.27%, due 06/18/2007 *	383	383
Commercial Paper (1.7%)
Bear Stearns & Co. 5.31%, due 07/10/2007	153	153
CAFCO LLC–144A 5.29%, due 05/31/2007	148	148
Charta LLC–144A 5.30%, due 05/09/2007 5.29%, due 06/13/2007	102 76	102 76
Compass Securitization LLC–144A 5.29%, due 05/25/2007	76	76
CRC Funding LLC–144A 5.28%, due 05/16/2007	76	76
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	76	76
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007 76 76 5.28%, due 05/24/2007	76	76
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	153	153
Liberty Street–144A 5.29%, due 05/03/2007	150	150
Morgan Stanley 5.32%, due 08/01/2007	153	153
Old Line Funding LLC–144A 5.30%, due 05/15/2007	153	153

	Principal	Value
Commercial Paper (continued)
Paradigm Funding LLC–144A
5.28%, due 05/22/2007	$303	$303
5.30%, due 05/29/2007	76	76
5.29%, due 05/31/2007	76	76
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007 5.29%, due 05/17/2007 5.28%, due 06/01/2007 5.29%, due 06/19/2007	76 76 76 101	76 76 76 101
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	115	115
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	76	76
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	153	153
Yorktown Capital LLC 5.30%, due 05/14/2007	76	76
Euro Dollar Overnight (1.0%)
Bank of Nova Scotia 5.28%, due 05/01/2007	76	76
Citigroup 5.31%, due 05/04/2007	153	153
Deutsche Bank 5.28%, due 05/03/2007	153	153
First Tennessee National Corp. 5.31%, due 05/02/2007	153	153
National Australia Bank 5.30%, due 05/01/2007	153	153
Rabobank Nederland 5.30%, due 05/01/2007	153	153
Royal Bank of Canada 5.30%, due 05/01/2007	153	153
Royal Bank of Scotland 5.29%, due 05/07/2007	77	77
Societe Generale 5.31%, due 05/01/2007	153	153
Svenska Handlesbanken 5.31%, due 05/01/2007	290	290
Euro Dollar Terms (2.9%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	153	153
Bank of Montreal 5.28%, due 05/18/2007	77	77
Bank of Nova Scotia 5.28%, due 05/09/2007	107	107

The notes to the financial statements are an integral part of this report.

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SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Barclays
5.29%, due 05/07/2007	$153	$153
5.30%, due 05/16/2007	153	153
5.29%, due 05/21/2007	77	77
5.30%, due 06/04/2007	77	77
5.29%, due 06/08/2007	153	153
Calyon 5.30%, due 05/17/2007 5.31%, due 05/24/2007	77 153	77 153
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007 230 230 5.28%, due 05/29/2007	77	77
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	153	153
Deutsche Bank 5.30%, due 05/15/2007	153	153
Fortis Bank 5.28%, due 05/21/2007 5.28%, due 05/25/2007 5.30%, due 06/25/2007	230 230 153	230 230 153
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	230	230
Royal Bank of Scotland 5.30%, due 05/08/2007 153 153 5.30%, due 05/09/2007 77 77 5.31%, due 05/25/2007	153	153

	Principal	Value
Euro Dollar Terms (continued)
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	$77	$77
Swedbank AB 5.30%, due 05/11/2007	153	153
Toronto Dominion Bank 5.28%, due 05/10/2007	153	153
UBS AG 5.28%, due 06/01/2007 153 153 5.29%, due 06/12/2007 306 306 5.29%, due 06/15/2007 230 230 5.29%, due 06/18/2007	384	384
Repurchase Agreements (1.9%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $424 on 05/01/2007	424	424
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $1,684 on 05/01/2007	1,683	1,683
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $737 on 05/01/2007	737	737
Total Security Lending Collateral (cost: $12,271)		12,271
Total Investment Securities (cost: $138,788) #		$159,309

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $11,954.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $2,918, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $139,210. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $22,239 and $2,140, respectively. Net unrealized appreciation for tax purposes is $20,099.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $2,290 or 1.5% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

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TA IDEX Jennison Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $138,788) (including securities loaned of $11,954)	$159,309
Cash	7,498
Receivables:
Investment securities sold	544
Shares of beneficial interest sold	248
Interest	19
Income from loaned securities	9
Dividends	63
Dividend reclaims receivable	16
Other	8
167,714
Liabilities:
Investment securities purchased	2,048
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	26
Management and advisory fees	102
Transfer agent fees	17
Administration fees	3
Payable for collateral for securities on loan	12,271
Other	36
14,503
Net Assets	$153,211
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$132,159
Undistributed (accumulated) net investment income (loss)	145
Undistributed (accumulated) net realized gain (loss) from investment securities	386
Net unrealized appreciation (depreciation) on investment securities	20,521
Net Assets	$153,211
Net Assets by Class:
Class A	$9,212
Class B	14,518
Class C	5,083
Class I	124,398
Shares Outstanding:
Class A	799
Class B	1,347
Class C	471
Class I	10,713
Net Asset Value Per Share:
Class A	$11.53
Class B	10.78
Class C	10.80
Class I	11.61
Maximum Offering Price Per Share (a):
Class A	$12.20

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $30)	$645
Interest	64
Income from loaned securities–net	121
830
Expenses:
Management and advisory fees	563
Transfer agent fees:
Class A	23
Class B	33
Class C	10
Printing and shareholder reports	10
Custody fees	12
Administration fees	14
Legal fees	2
Audit fees	10
Trustees fees	3
Registration fees	1
Other	2
Total expenses	683
Net Investment Income (Loss)	147
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	685
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	7,255
Net Realized and Unrealized Gain (Loss) on Investment Securities	7,940
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,087

The notes to the financial statements are an integral part of this report.

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TA IDEX Jennison Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$147	$(356)
Net realized gain (loss) from investment securities	685	5,829
Change in unrealized appreciation (depreciation) on investment securities	7,255	(1,651)
	8,087	3,822
Distributions to Shareholders:
From net realized gains:
Class A	(415)	(277)
Class B	(711)	(623)
Class C	(246)	(208)
Class I	(4,207)	(1,276)
	(5,579)	(2,384)
Capital Share Transactions:
Proceeds from shares sold:
Class A	3	400
Class B	10	1,307
Class C	3	174
Class I	21,861	97,108
	21,877	98,989
Dividends and distributions reinvested:
Class A	401	266
Class B	651	544
Class C	221	189
Class I	4,207	1,276
	5,480	2,275
Cost of shares redeemed:
Class A	(2,377)	(56,926)
Class B	(3,832)	(17,354)
Class C	(1,347)	(5,645)
Class I	(15)	(721)
	(7,571)	(80,646)
Redemption fees:
Class A	–	– (b)
Class B	–	– (b)
Class C	– (b)	– (b)
	– (b)	– (b)
Automatic conversions:
Class A	103	300
Class B	(103)	(300)
	–	–
	19,786	20,618
Net increase (decrease) in net assets	22,294	22,056
Net Assets:
Beginning of period	130,917	108,861
End of period	$153,211	$130,917
Undistributed (accumulated) net investment income (loss)	$145	$(2)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Share Activity:
Shares issued:
Class A	– (b)	34
Class B	1	119
Class C	– (b)	16
Class I	1,896	8,400
	1,897	8,569
Shares issued-reinvested from distributions:
Class A	36	23
Class B	62	49
Class C	21	17
Class I	375	109
	494	198
Shares redeemed:
Class A	(209)	(4,991)
Class B	(360)	(1,640)
Class C	(125)	(530)
Class I	(1)	(66)
	(695)	(7,227)
Automatic conversions:
Class A	9	27
Class B	(10)	(29)
	(1)	(2)
Net increase (decrease) in shares outstanding:
Class A	(164)	(4,907)
Class B	(307)	(1,501)
Class C	(104)	(497)
Class I	2,270	8,443
	1,695	1,538

(a)  Class I was offered for investment on November 15, 2005.

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Jennison Growth 6

TA IDEX Jennison Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$11.35	$(0.01)	$0.65	$0.64	$–	$(0.46)	$(0.46)	$11.53
	10/31/2006	11.06	(0.06)	0.56	0.50	–	(0.21)	(0.21)	11.35
	10/31/2005	9.52	(0.03)	1.57	1.54	–	–	–	11.06
	10/31/2004	8.54	(0.07)	1.05	0.98	–	–	–	9.52
	10/31/2003	6.88	(0.04)	1.70	1.66	–	–	–	8.54
	10/31/2002	8.04	(0.05)	(1.11)	(1.16)	–	–	–	6.88
Class B	4/30/2007	10.63	(0.01)	0.62	0.61	–	(0.46)	(0.46)	10.78
	10/31/2006	10.39	(0.08)	0.53	0.45	–	(0.21)	(0.21)	10.63
	10/31/2005	9.03	(0.11)	1.47	1.36	–	–	–	10.39
	10/31/2004	8.14	(0.12)	1.01	0.89	–	–	–	9.03
	10/31/2003	6.60	(0.08)	1.62	1.54	–	–	–	8.14
	10/31/2002	7.77	(0.10)	(1.07)	(1.17)	–	–	–	6.60
Class C	4/30/2007	10.66	– (h)	0.60	0.60	–	(0.46)	(0.46)	10.80
	10/31/2006	10.41	(0.08)	0.54	0.46	–	(0.21)	(0.21)	10.66
	10/31/2005	9.05	(0.12)	1.48	1.36	–	–	–	10.41
	10/31/2004	8.14	(0.15)	1.06	0.91	–	–	–	9.05
	10/31/2003	6.60	(0.09)	1.63	1.54	–	–	–	8.14
Class I	4/30/2007	11.40	0.02	0.65	0.67	–	(0.46)	(0.46)	11.61
	10/31/2006	11.43	– (h)	0.18	0.18	–	(0.21)	(0.21)	11.40

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	5.75%	$9,212	1.33%	1.33%	(0.17)%		32%
	10/31/2006	4.44	10,924	1.41	1.41	(0.56	) (i)	80
	10/31/2005	16.18	64,920	1.41	1.41	(0.33	) (i)	86
	10/31/2004	11.48	57,760	1.59	1.59	(0.79)		147
	10/31/2003	24.13	18,833	1.75	1.90	(0.54)		100
	10/31/2002	(14.47)	21,836	1.75	1.82	(0.52)		98
Class B	4/30/2007	5.86	14,518	1.29	1.29	(0.12)		32
	10/31/2006	4.24	17,590	1.62	1.62	(0.75	) (i)	80
	10/31/2005	15.06	32,778	2.27	2.27	(1.18)		86
	10/31/2004	10.93	34,667	2.24	2.24	(1.37)		147
	10/31/2003	23.33	37,500	2.40	2.55	(1.19)		100
	10/31/2002	(15.10)	37,363	2.40	2.47	(1.17)		98
Class C	4/30/2007	5.75	5,083	1.24	1.24	(0.08	) (i)	32
	10/31/2006	4.33	6,130	1.66	1.66	(0.79	) (i)	80
	10/31/2005	15.03	11,163	2.37	2.37	(1.20	) (i)	86
	10/31/2004	11.18	13,717	2.39	2.39	(1.68)		147
	10/31/2003	23.33	607	2.40	2.55	(1.19)		100
Class I	4/30/2007	5.99	124,398	0.88	0.88	0.31		32
	10/31/2006	1.50	96,273	0.89	0.89	(0.02)		80

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Jennison Growth 7

TA IDEX Jennison Growth

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on the average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Rounds to less than $(0.01) per share.

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Jennison Growth 8

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Jennison Growth (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2007 of $11 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $52, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Jennison Growth 9

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$285	0.19%
TA IDEX Asset Allocation– Growth Portfolio	106,818	69.72%
TA IDEX Asset Allocation– Moderate Portfolio	3,643	2.38%
TA IDEX Asset Allocation– Moderate Growth Portfolio	13,652	8.91%
Total	$124,398	81.20%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.675% of the next $500 million of ANA
0.65% of ANA over $1.5 billion

Prior to March 1, 2007, TFAI contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceeded the following stated annual limit:

From November 1, 2006 to February 28, 2007:

1.40% Expense Limit

Prior to March 1, 2007, if total Fund expenses fell below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at February 28, 2007.

As of March 1, 2007, TFAI no longer requires the Fund to pay prior reimbursed class expenses.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2008, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, there were no underwriter commissions.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Jennison Growth 10

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $61 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $8.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $7. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$53,474
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	43,798
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and net operating losses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Jennison Growth 11

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Jennison Growth 12

TA IDEX Jennison Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Jennison Growth (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Jennison Associates LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved acceptable investment performance, noting the competitive performance of the Fund relative to its peers over the past three- and five-year periods, although the Fund's performance was below median compared to its peers over the past one- and two-year periods. The Board indicated to TFAI its desire to see improved performance. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Board noted the Fund's new pricing schedule, which allows for the investment sub-advisory fee to be calculated by combining average daily net assets with the same named fund managed by the Sub-Adviser for AEGON/Transamerica Series Trust, another mutual fund managed by TFAI, for purposes of reaching asset-based breakpoints. This new pricing schedule could lower the effective sub-advisory fee rate paid by TFAI with respect to the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Jennison Growth 13

TA IDEX Jennison Growth (continued)

be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that certain classes of shares of the Fund are closed to new investors and investments, except that it may continue selling its shares to TA IDEX funds of funds and other institutional investors, which may limit the Fund's ability to realize economies of scale. The Board assessed the current asset levels of the Fund and its long-term development strategy. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including soft-dollar benefits it receives. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Jennison Growth 14

TA IDEX Legg Mason Partners All Cap

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,094.00	1.55%	$8.05
Hypothetical (b)	1,000.00	1,017.11	1.55	7.75
Class B
Actual	1,000.00	1,091.10	2.20	11.41
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99
Class C
Actual	1,000.00	1,091.10	2.15	11.15
Hypothetical (b)	1,000.00	1,014.13	2.15	10.74

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 1

TA IDEX Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Aerospace (1.5%)
Boeing Co. (The)	33,100	$3,078
Amusement & Recreation Services (2.3%)
Disney (Walt) Co. (The)	132,600	4,638
Apparel & Accessory Stores (1.1%)
Gap (The), Inc.	120,600	2,165
Automotive (0.1%)
Magna International, Inc.–Class A †	1,890	150
Business Services (2.6%)
eBay, Inc. ‡	40,000	1,358
Interpublic Group of Cos., Inc. †‡	298,900	3,790
Chemicals & Allied Products (2.7%)
Dow Chemical Co. (The)	49,800	2,222
du Pont (E.I.) de Nemours & Co.	62,900	3,093
Commercial Banks (6.8%)
Bank of America Corp.	82,533	4,201
JP Morgan Chase & Co.	110,500	5,757
State Street Corp.	51,000	3,512
Communications Equipment (1.8%)
Motorola, Inc.	210,600	3,650
Computer & Data Processing Services (2.8%)
Microsoft Corp.	139,600	4,180
VeriSign, Inc. ‡	49,500	1,354
Wave Systems Corp.–Class A †‡	52,633	130
Computer & Office Equipment (2.9%)
Cisco Systems, Inc. ‡	108,400	2,899
International Business Machines Corp.	28,700	2,933
Diversified (2.6%)
Honeywell International, Inc.	95,100	5,152
Electronic & Other Electric Equipment (4.1%)
General Electric Co.	112,000	4,128
Samsung Electronics Co., Ltd., GDR–144A	13,300	4,083
Electronic Components & Accessories (4.4%)
Novellus Systems, Inc. ‡	55,200	1,787
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	252,536	2,662
Texas Instruments, Inc.	112,400	3,863
Verigy, Ltd. ‡	15,411	389
Fabricated Metal Products (0.3%)
Simpson Manufacturing Co., Inc. †	18,900	608

	Shares	Value
Food & Kindred Products (3.9%)
Kraft Foods, Inc.–Class A	93,496	$3,129
Smithfield Foods, Inc. ‡	11,800	361
Unilever PLC	41,575	1,310
Unilever PLC, Sponsored ADR	92,419	2,894
Furniture & Home Furnishings Stores (0.4%)
Williams-Sonoma, Inc. †	25,240	889
Gas Production & Distribution (0.9%)
Williams Cos., Inc. (The)	61,800	1,823
Health Services (1.5%)
Enzo Biochemical, Inc. †‡	173,417	2,915
Industrial Machinery & Equipment (5.2%)
Applied Materials, Inc.	207,700	3,992
Baker Hughes, Inc.	17,400	1,399
Caterpillar, Inc.	42,800	3,108
Deere & Co.	17,600	1,925
Instruments & Related Products (3.3%)
Agilent Technologies, Inc. ‡	57,300	1,969
Raytheon Co.	87,400	4,679
Insurance (7.2%)
Allied World Assurance Holdings, Ltd./Bermuda	23,110	1,024
American International Group, Inc.	36,000	2,517
Chubb Corp.	64,960	3,497
MGIC Investment Corp.	43,300	2,668
PMI Group, Inc. (The)	94,400	4,576
Insurance Agents, Brokers & Service (1.1%)
Hartford Financial Services Group, Inc. (The)	21,100	2,135
Lumber & Other Building Materials (1.6%)
Home Depot, Inc. (The)	82,700	3,132
Lumber & Wood Products (1.4%)
Weyerhaeuser Co.	35,200	2,789
Metal Mining (0.1%)
AngloGold Ashanti, Ltd., ADR	2,500	111
Newmont Mining Corp.	2,200	92
Motion Pictures (5.1%)
News Corp., Inc.–Class B †	267,800	6,427
Time Warner, Inc.	184,300	3,802
Oil & Gas Extraction (4.1%)
Anadarko Petroleum Corp.	44,600	2,081
BJ Services Co.	43,300	1,241
GlobalSantaFe Corp.	22,600	1,445
Halliburton Co.	43,300	1,376
Schlumberger, Ltd.	26,300	1,942

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 2

TA IDEX Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Paper & Allied Products (1.4%)
Kimberly-Clark Corp.	40,300	$2,868
Petroleum Refining (1.9%)
Chevron Corp.	16,400	1,276
ConocoPhillips	12,100	839
Exxon Mobil Corp.	19,800	1,572
Pharmaceuticals (12.2%)
Abbott Laboratories	87,400	4,949
Bentley Pharmaceuticals, Inc. ‡	1,489	14
GlaxoSmithKline PLC, ADR	55,400	3,201
Johnson & Johnson	56,500	3,628
Lilly (Eli) & Co.	33,300	1,969
Novartis AG, ADR	37,700	2,190
Pfizer, Inc.	146,300	3,871
Wyeth	81,900	4,545
Primary Metal Industries (1.3%)
Alcoa, Inc.	74,400	2,640
Radio & Television Broadcasting (2.8%)
Pearson PLC	329,200	5,672
Retail Trade (2.0%)
Wal-Mart Stores, Inc.	81,300	3,896
Security & Commodity Brokers (4.4%)
American Express Co.	49,200	2,985
Franklin Resources, Inc.	6,000	788
Merrill Lynch & Co., Inc.	54,500	4,918
Nuveen Investments, Inc.–Class A	1,490	80
Telecommunications (2.0%)
Vodafone Group PLC, ADR	137,137	3,940
Total Common Stocks (cost: $155,012)		198,871
	Principal	Value
SECURITY LENDING COLLATERAL (6.7%)
Debt (6.7%)
Bank Notes (0.4%)
Bank of America
5.31%, due 05/17/2007 *	$417	$417
5.27%, due 06/18/2007 *	417	417
Commercial Paper (1.5%)
Bear Stearns & Co. 5.31%, due 07/10/2007	167	167
CAFCO LLC–144A 5.29%, due 05/31/2007	162	162
Charta LLC–144A 5.30%, due 05/09/2007 5.29%, due 06/13/2007	111 84	111 84

	Principal	Value
Commercial Paper (continued)
Compass Securitization LLC–144A 5.29%, due 05/25/2007	$84	$84
CRC Funding LLC–144A 5.28%, due 05/16/2007	84	84
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	84	84
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007 5.28%, due 05/24/2007	84 84	84 84
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	167	167
Liberty Street–144A 5.29%, due 05/03/2007	163	163
Morgan Stanley 5.32%, due 08/01/2007	167	167
Old Line Funding LLC–144A 5.30%, due 05/15/2007	167	167
Paradigm Funding LLC–144A 5.28%, due 05/22/2007 5.30%, due 05/29/2007 5.29%, due 05/31/2007	330 84 84	330 84 84
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007 5.29%, due 05/17/2007 5.28%, due 06/01/2007 5.29%, due 06/19/2007	84 84 84 110	84 84 84 110
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	125	125
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	84	84
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	167	167
Yorktown Capital LLC 5.30%, due 05/14/2007	84	84
Euro Dollar Overnight (0.8%)
Bank of Nova Scotia 5.28%, due 05/01/2007	84	84
Citigroup 5.31%, due 05/04/2007	167	167
Deutsche Bank 5.28%, due 05/03/2007	167	167
First Tennessee National Corp. 5.31%, due 05/02/2007	167	167
National Australia Bank 5.30%, due 05/01/2007	167	167

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 3

TA IDEX Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Rabobank Nederland 5.30%, due 05/01/2007	$167	$167
Royal Bank of Canada 5.30%, due 05/01/2007	167	167
Royal Bank of Scotland 5.29%, due 05/07/2007	83	83
Societe Generale 5.31%, due 05/01/2007	167	167
Svenska Handlesbanken 5.31%, due 05/01/2007	316	316
Euro Dollar Terms (2.4%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	167	167
Bank of Montreal 5.28%, due 05/18/2007	83	83
Bank of Nova Scotia 5.28%, due 05/09/2007	117	117
Barclays 5.29%, due 05/07/2007 5.30%, due 05/16/2007 5.29%, due 05/21/2007 5.30%, due 06/04/2007 5.29%, due 06/08/2007	167 167 83 83 167	167 167 83 83 167
Calyon 5.30%, due 05/17/2007 5.31%, due 05/24/2007	83 167	83 167
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007 5.28%, due 05/29/2007	250 83	250 83
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	167	167
Deutsche Bank 5.30%, due 05/15/2007	167	167

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank
5.28%, due 05/21/2007	$250	$250
5.28%, due 05/25/2007	250	250
5.30%, due 06/25/2007	167	167
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	250	250
Royal Bank of Scotland 5.30%, due 05/08/2007 5.30%, due 05/09/2007 5.31%, due 05/25/2007	167 83 167	167 83 167
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	83	83
Swedbank AB 5.30%, due 05/11/2007	167	167
Toronto Dominion Bank 5.28%, due 05/10/2007	167	167
UBS AG 5.28%, due 06/01/2007 5.29%, due 06/12/2007 5.29%, due 06/15/2007 5.29%, due 06/18/2007	167 334 250 417	167 334 250 417
Repurchase Agreements (1.6%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $462 on 05/01/2007	462	462
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $1,837 on 05/01/2007	1,836	1,836
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $804 on 05/01/2007	804	804
Total Security Lending Collateral (cost: $13,386)		13,386
Total Investment Securities (cost: $168,398) #		$212,257

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $12,753.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $3,183, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $169,075. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $43,630 and $448, respectively. Net unrealized appreciation for tax purposes is $43,182.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 4

TA IDEX Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $6,593 or 3.3% of the net assets of the Fund.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 5

TA IDEX Legg Mason Partners All Cap

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $168,398) (including securities loaned of $12,753)	$212,257
Cash	1,176
Receivables:
Shares of beneficial interest sold	68
Interest	5
Income from loaned securities	1
Dividends	284
Dividend reclaims receivable	13
Other	29
213,833
Liabilities:
Investment securities purchased	265
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	547
Management and advisory fees	130
Distribution and service fees	139
Transfer agent fees	60
Administration fees	3
Dividends to shareholders	1
Payable for collateral for securities on loan	13,386
Other	91
14,622
Net Assets	$199,211
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$145,951
Undistributed (accumulated) net investment income (loss)	(225)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	9,625
Net unrealized appreciation (depreciation) on:
Investment securities	43,859
Translation of assets and liabilities denominated in foreign currencies	1
Net Assets	$199,211
Net Assets by Class:
Class A	$54,129
Class B	104,753
Class C	40,329
Shares Outstanding:
Class A	3,165
Class B	6,511
Class C	2,505
Net Asset Value Per Share:
Class A	$17.10
Class B	16.09
Class C	16.10
Maximum Offering Price Per Share (a):
Class A	$18.10

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $17)	$1,863
Interest	54
Income from loaned securities-net	26
1,943
Expenses:
Management and advisory fees	807
Distribution and service fees:
Class A	95
Class B	535
Class C	203
Transfer agent fees:
Class A	83
Class B	155
Class C	45
Printing and shareholder reports	41
Custody fees	16
Administration fees	20
Legal fees	3
Audit fees	10
Trustees fees	4
Registration fees	32
Other	2
Total expenses	2,051
Less:
Reimbursement of class expenses:
Class A	(9)
Class B	(9)
Total reimbursed expenses	(18)
Net expenses	2,033
Net Investment Income (Loss)	(90)
Net Realized Gain (Loss) from:
Investment securities	10,298
Foreign currency transactions	3
10,301
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	7,699
Translation of assets and liabilities denominated in foreign currencies	1
7,700
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	18,001
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,911

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 6

TA IDEX Legg Mason Partners All Cap

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(90)	$172
Net realized gain (loss) from investment securities and foreign currency transactions	10,301	29,576
Change in unrealized appreciation (depreciation) on investment securities and foreign currency
translation	7,700	8,372
	17,911	38,120
Distributions to Shareholders:
From net investment income:
Class A	(175)	(73)
Class B	–	(31)
Class C	–	(12)
	(175)	(116)
From net realized gains:
Class A	(7,681)	(1,963)
Class B	(16,118)	(4,251)
Class C	(6,121)	(1,665)
Class I	–	(1,431)
	(29,920)	(9,310)
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,908	5,337
Class B	2,894	5,189
Class C	1,170	2,352
Class I	–	115,961
	6,972	128,839
Dividends and distributions reinvested:
Class A	7,515	1,945
Class B	14,734	3,948
Class C	5,460	1,557
Class I	–	1,431
	27,709	8,881
Cost of shares redeemed:
Class A	(9,691)	(134,522)
Class B	(15,018)	(35,861)
Class C	(5,106)	(17,534)
Class I	–	(119,300)
	(29,815)	(307,217)
Redemption fees:
Class A	– (b)	– (b)
Class B	– (b)	– (b)
Class C	– (b)	– (b)
	– (b)	– (b)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Automatic conversions:
Class A	$693	$350
Class B	(693)	(350)
	–	–
	4,866	(169,497)
Net increase (decrease) in net assets	(7,318)	(140,803)
Net Assets:
Beginning of period	206,529	347,332
End of period	$199,211	$206,529
Undistributed (accumulated) net investment income (loss)	$(225)	$40
Share Activity:
Shares issued:
Class A	172	313
Class B	179	320
Class C	75	146
Class I	–	7,081
	426	7,860
Shares issued-reinvested from distributions:
Class A	462	119
Class B	960	253
Class C	355	100
Class I	–	88
	1,777	560
Shares redeemed:
Class A	(569)	(8,195)
Class B	(939)	(2,220)
Class C	(321)	(1,092)
Class I	–	(7,169)
	(1,829)	(18,676)
Automatic conversions:
Class A	40	21
Class B	(43)	(22)
	(3)	(1)
Net increase (decrease) in shares outstanding:
Class A	105	(7,742)
Class B	157	(1,669)
Class C	109	(846)
	371	(10,257)

(a)  Class I was offered for investment on November 15, 2005.

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 7

TA IDEX Legg Mason Partners All Cap

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions				Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income		From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$18.18	$0.03	$1.54	$1.57	$(0.06)		$(2.60)	$(2.66)	$17.10
	10/31/2006	16.10	0.09	2.55	2.64	(0.01)		(0.55)	(0.56)	18.18
	10/31/2005	14.80	0.06	1.24	1.30	–	(h)	–	–	16.10
	10/31/2004	13.95	(0.03)	0.88	0.85	–		–	–	14.80
	10/31/2003	10.34	(0.04)	3.65	3.61	–		–	–	13.95
	10/31/2002	13.63	–	(3.15)	(3.15)	–		(0.14)	(0.14)	10.34
Class B	4/30/2007	17.24	(0.02)	1.47	1.45	–		(2.60)	(2.60)	16.09
	10/31/2006	15.39	(0.03)	2.43	2.40	–	(h)	(0.55)	(0.55)	17.24
	10/31/2005	14.27	(0.09)	1.21	1.12	–		–	–	15.39
	10/31/2004	13.53	(0.11)	0.85	0.74	–		–	–	14.27
	10/31/2003	10.08	(0.12)	3.57	3.45	–		–	–	13.53
	10/31/2002	13.41	(0.10)	(3.09)	(3.19)	–		(0.14)	(0.14)	10.08
Class C	4/30/2007	17.25	(0.02)	1.46	1.45	–		(2.60)	(2.60)	16.10
	10/31/2006	15.39	(0.02)	2.43	2.41	–	(h)	(0.55)	(0.55)	17.25
	10/31/2005	14.26	(0.08)	1.21	1.13	–		–	–	15.39
	10/31/2004	13.53	(0.12)	0.85	0.73	–		–	–	14.26
	10/31/2003	10.26	(0.12)	3.39	3.27	–		–	–	13.53

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net(e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	9.40%	$54,129	1.55%	1.58%	0.38	% (i)	13%
	10/31/2006	16.74	55,622	1.55	1.57	0.52	(i)	25
	10/31/2005	8.79	173,929	1.32	1.32	0.36	(i)	27
	10/31/2004	6.09	438,047	1.33	1.33	(0.17)		25
	10/31/2003	34.91	271,958	1.55	1.64	(0.36)		30
	10/31/2002	(23.44)	57,528	1.55	1.65	(0.03)		162
Class B	4/30/2007	9.11	104,753	2.20	2.22	(0.27	) (i)	13
	10/31/2006	15.97	109,567	2.20	2.21	(0.17	) (i)	25
	10/31/2005	7.84	123,494	2.19	2.19	(0.58	) (i)	27
	10/31/2004	5.48	150,829	1.97	1.97	(0.80)		25
	10/31/2003	34.23	158,147	2.20	2.29	(1.01)		30
	10/31/2002	(24.11)	130,709	2.20	2.30	(0.68)		162
Class C	4/30/2007	9.11	40,329	2.15	2.15	(0.23	) (i)	13
	10/31/2006	16.04	41,340	2.15	2.15	(0.12	) (i)	25
	10/31/2005	7.89	49,909	2.15	2.15	(0.53	) (i)	27
	10/31/2004	5.43	65,391	1.99	1.99	(0.83)		25
	10/31/2003	31.87	2,547	2.20	2.29	(1.01)		30

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 8

TA IDEX Legg Mason Partners All Cap

FINANCIAL HIGHLIGHTS (continued)
(unaudited)

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Rounds to less than $(0.01) per share.

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 9

TA IDEX Legg Mason Partners All Cap

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective October 27, 2006, TA IDEX Salomon All Cap was renamed to TA IDEX Legg Mason Partners All Cap ("the Fund") and changed its sub-advisor from Salomon Brothers Asset Management Inc ("SaBAM") to ClearBridge Advisors, LLC.

The Fund is "non-diversified" under the 1940 act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class I is currently uninvested. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 10

TA IDEX Legg Mason Partners All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2007 of $10 are included in net realized gains on the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $11, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2006 to December 31, 2006:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

From January 1, 2007 on:

0.80% of the first $500 million of ANA
0.675% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 11

TA IDEX Legg Mason Partners All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2006:
Class B	$11	10/31/2009
Class C	15	10/31/2009

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$35
Retained by Underwriter	5
Contingent Deferred Sales Charge	70

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $266 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $29.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $13. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$25,474
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	45,377
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and deferred compensation.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 12

TA IDEX Legg Mason Partners All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 13

TA IDEX Legg Mason Partners All Cap

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Legg Mason Partners All Cap Fund (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and ClearBridge Advisors, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, a majority of the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including a majority of the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2006. The Board favorably noted the strong performance of the Fund in comparison to its peers over the past one-year trailing period, which represented a notable improvement compared to the Fund's performance over the past two-, three- and five-year trailing periods. In this regard, the Board favorably noted a new management fee pricing schedule with lower advisory fees at certain asset levels, which could help improve performance. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. The Trustees noted that the management fees and overall expense ratio of the Fund could be improved, but that the Fund's recent performance was strong compared to peer funds, and the new, lower advisory fee schedule could help improve the Fund's expense level. On the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated man

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 14

TA IDEX Legg Mason Partners All Cap (continued)

agement income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows. The Board also noted that new asset-based fee breakpoint levels were negotiated, and that the Sub-Adviser calculates its sub-advisory fee based on the combined net assets of both the Fund and another investment company advised by TFAI, which may allow for greater realization of economies of scale in the future. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including "soft dollar" benefits it receives. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, fund accounting, and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services. The Trustees also considered the recent change in control of the Sub-Adviser and its still ongoing reorganization within its new corporate group, as well as consequences of these changes on the Fund. In this regard, the Trustees took note of the recent improvement of the Fund's performance.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners All Cap 15

TA IDEX Legg Mason Partners Investors Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,085.80	1.21%	$6.26
Hypothetical (b)	1,000.00	1,018.79	1.21	6.06
Class B
Actual	1,000.00	1,085.20	1.21	6.26
Hypothetical (b)	1,000.00	1,018.79	1.21	6.06
Class C
Actual	1,000.00	1,085.20	1.22	6.31
Hypothetical (b)	1,000.00	1,018.74	1.22	6.11
Class I
Actual	1,000.00	1,086.60	0.89	4.60
Hypothetical (b)	1,000.00	1,020.38	0.89	4.46

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 1

TA IDEX Legg Mason Partners Investors Value

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.1%)
Aerospace (5.1%)
Boeing Co. (The)	15,200	$1,414
Textron, Inc.	15,500	1,576
United Technologies Corp.	21,100	1,416
Business Credit Institutions (1.3%)
Freddie Mac	18,090	1,172
Chemicals & Allied Products (2.8%)
Air Products & Chemicals, Inc.	15,400	1,178
du Pont (E.I.) de Nemours & Co.	25,600	1,259
Commercial Banks (9.0%)
Bank of America Corp.	33,900	1,726
Bank of New York Co., Inc. (The)	23,900	967
JP Morgan Chase & Co.	43,100	2,246
Wachovia Corp.	23,953	1,330
Wells Fargo & Co.	44,500	1,597
Communication (1.5%)
EchoStar Communications Corp.–Class A ‡	27,500	1,280
Communications Equipment (4.9%)
Comverse Technology, Inc. ‡	42,700	968
L-3 Communications Holdings, Inc.	10,200	917
Nokia Corp., ADR	62,900	1,588
SES FDR	42,800	841
Computer & Data Processing Services (1.1%)
Microsoft Corp.	32,200	964
Computer & Office Equipment (1.2%)
International Business Machines Corp.	9,900	1,012
Electric Services (2.3%)
Sempra Energy	31,300	1,987
Electronic & Other Electric Equipment (3.1%)
General Electric Co.	74,500	2,746
Fabricated Metal Products (1.1%)
Parker Hannifin Corp.	10,700	986
Food & Kindred Products (3.8%)
Altria Group, Inc.	35,200	2,426
Kraft Foods, Inc.-Class A	27,466	919
Furniture & Fixtures (0.9%)
Masco Corp.	28,700	781
Instruments & Related Products (1.2%)
Raytheon Co.	19,200	1,028

	Shares	Value
Insurance (12.7%)
AFLAC, Inc.	27,000	$1,386
American International Group, Inc.	23,800	1,664
Chubb Corp.	26,400	1,421
Loews Corp.	43,200	2,044
Travelers Cos., Inc. (The)	27,300	1,477
UnitedHealth Group, Inc.	28,700	1,523
WellPoint, Inc. ‡	19,200	1,516
Insurance Agents, Brokers & Service (1.6%)
Marsh & McLennan Cos., Inc.	44,200	1,404
Lumber & Other Building Materials (1.4%)
Home Depot, Inc. (The)	32,000	1,212
Motion Pictures (4.7%)
News Corp., Inc.–Class B †	106,100	2,546
Time Warner, Inc.	75,900	1,566
Oil & Gas Extraction (5.6%)
GlobalSantaFe Corp.	21,500	1,375
Royal Dutch Shell PLC–Class A, ADR †	13,800	957
Total SA, ADR †	34,200	2,520
Paper & Allied Products (2.9%)
Avery Dennison Corp.	15,500	964
Kimberly-Clark Corp.	22,500	1,601
Personal Credit Institutions (2.4%)
Capital One Financial Corp. †	27,800	2,064
Petroleum Refining (1.1%)
Suncor Energy, Inc.	12,500	1,006
Pharmaceuticals (4.1%)
Abbott Laboratories	24,400	1,382
Johnson & Johnson	13,300	854
Novartis AG, ADR	22,600	1,313
Radio & Television Broadcasting (1.5%)
Liberty Media Holding Corp.–Capital–Class A ‡	5,380	608
Liberty Media Holding Corp.–Interactive– Class A ‡	26,500	663
Restaurants (2.2%)
McDonald's Corp.	38,900	1,878
Retail Trade (3.1%)
Target Corp.	16,600	986
Wal-Mart Stores, Inc.	36,200	1,735
Security & Commodity Brokers (6.4%)
American Express Co.	37,500	2,275
Goldman Sachs Group, Inc. (The)	5,300	1,159
Merrill Lynch & Co., Inc.	23,400	2,111

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 2

TA IDEX Legg Mason Partners Investors Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Telecommunications (8.1%)
ALLTEL Corp.	24,900	$1,561
AT&T, Inc.	64,284	2,489
Embarq Corp. †	20,845	1,252
Sprint Nextel Corp.	85,713	1,717
Total Common Stocks (cost: $67,055)		84,553
	Principal	Value
SECURITY LENDING COLLATERAL (9.0%)
Debt (9.0%)
Bank Notes (0.6%)
Bank of America
5.31%, due 05/17/2007 *	$244	$244
5.27%, due 06/18/2007 *	244	244
Commercial Paper (1.9%)
Bear Stearns & Co. 5.31%, due 07/10/2007	98	98
CAFCO LLC–144A 5.29%, due 05/31/2007	94	94
Charta LLC–144A 5.30%, due 05/09/2007 5.29%, due 06/13/2007	65 49	65 49
Compass Securitization LLC–144A 5.29%, due 05/25/2007	49	49
CRC Funding LLC–144A 5.28%, due 05/16/2007	49	49
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	49	49
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007 5.28%, due 05/24/2007	49 49	49 49
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	97	97
Liberty Street–144A 5.29%, due 05/03/2007	95	95
Morgan Stanley 5.32%, due 08/01/2007	97	97
Old Line Funding LLC–144A 5.30%, due 05/15/2007	97	97
Paradigm Funding LLC–144A 5.28%, due 05/22/2007 5.30%, due 05/29/2007 5.29%, due 05/31/2007	193 49 49	193 49 49
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007 5.29%, due 05/17/2007 5.28%, due 06/01/2007 5.29%, due 06/19/2007	49 49 49 64	49 49 49 64

	Principal	Value
Commercial Paper (continued)
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	$73	$73
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	49	49
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	97	97
Yorktown Capital LLC 5.30%, due 05/14/2007	49	49
Euro Dollar Overnight (1.1%)
Bank of Nova Scotia 5.28%, due 05/01/2007	49	49
Citigroup 5.31%, due 05/04/2007	97	97
Deutsche Bank 5.28%, due 05/03/2007	97	97
First Tennessee National Corp. 5.31%, due 05/02/2007	97	97
National Australia Bank 5.30%, due 05/01/2007	97	97
Rabobank Nederland 5.30%, due 05/01/2007	97	97
Royal Bank of Canada 5.30%, due 05/01/2007	97	97
Royal Bank of Scotland 5.29%, due 05/07/2007	49	49
Societe Generale 5.31%, due 05/01/2007	97	97
Svenska Handlesbanken 5.31%, due 05/01/2007	185	185
Euro Dollar Terms (3.3%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	97	97
Bank of Montreal 5.28%, due 05/18/2007	49	49
Bank of Nova Scotia 5.28%, due 05/09/2007	68	68
Barclays 5.29%, due 05/07/2007 5.30%, due 05/16/2007 5.29%, due 05/21/2007 5.30%, due 06/04/2007 5.29%, due 06/08/2007	97 97 49 49 97	97 97 49 49 97
Calyon 5.30%, due 05/17/2007 5.31%, due 05/24/2007	49 97	49 97

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 3

TA IDEX Legg Mason Partners Investors Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	$146	$146
5.28%, due 05/29/2007	49	49
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	97	97
Deutsche Bank 5.30%, due 05/15/2007	97	97
Fortis Bank 5.28%, due 05/21/2007 5.28%, due 05/25/2007 5.30%, due 06/25/2007	146 146 97	146 146 97
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	146	146
Royal Bank of Scotland 5.30%, due 05/08/2007 5.30%, due 05/09/2007 5.31%, due 05/25/2007	97 49 97	97 49 97
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	49	49
Swedbank AB 5.30%, due 05/11/2007	97	97

	Principal	Value
Euro Dollar Terms (continued)
Toronto Dominion Bank 5.28%, due 05/10/2007	$97	$97
UBS AG 5.28%, due 06/01/2007 5.29%, due 06/12/2007 5.29%, due 06/15/2007 5.29%, due 06/18/2007	97 195 146 244	97 195 146 244
Repurchase Agreements (2.1%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $270 on 05/01/2007	270	270
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $1,071 on 05/01/2007	1,071	1,071
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $469 on 05/01/2007	469	469
Total Security Lending Collateral (cost: $7,808)		7,808
Total Investment Securities (cost: $74,863) #		$92,361

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $7,602.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $1,857, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $75,399. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $17,249 and $287, respectively. Net unrealized appreciation for tax purposes is $16,962.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $1,463 or 1.7% of the net assets of the Fund.

ADR  American Depositary Receipt

FDR  Finnish Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 4

TA IDEX Legg Mason Partners Investors Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $74,863) (including securities loaned of $7,602)	$92,361
Cash	2,205
Receivables:
Investment securities sold	340
Interest	6
Dividends	84
Dividend reclaims receivable	3
Other	12
95,011
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	13
Management and advisory fees	59
Transfer agent fees	9
Administration fees	1
Payable for collateral for securities on loan	7,808
Other	34
7,924
Net Assets	$87,087
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$67,584
Undistributed (accumulated) net investment income (loss)	256
Undistributed (accumulated) net realized gain (loss) from investment securities	1,749
Net unrealized appreciation (depreciation) on investment securities	17,498
Net Assets	$87,087
Net Assets by Class:
Class A	$10,137
Class B	11,122
Class C	2,720
Class I	63,108
Shares Outstanding:
Class A	1,034
Class B	1,246
Class C	307
Class I	6,440
Net Asset Value Per Share:
Class A	$9.81
Class B	8.93
Class C	8.86
Class I	9.80
Maximum Offering Price Per Share (a):
Class A	$10.38

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $17)	$865
Interest	50
Income from loaned securities–net	3
918
Expenses:
Management and advisory fees	353
Transfer agent fees:
Class A	18
Class B	20
Class C	5
Printing and shareholder reports	7
Custody fees	11
Administration fees	9
Legal fees	1
Audit fees	10
Trustees fees	2
Other	1
Total expenses	437
Less:
Reimbursement of class expenses:
Class A	(1)
Class B	(1)
Class C	(1)
Total reimbursed expenses	(3)
Net expenses	434
Net Investment Income (Loss)	484
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	2,285
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	4,651
Net Realized and Unrealized Gain (Loss) on Investment Securities	6,936
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,420

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 5

TA IDEX Legg Mason Partners Investors Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$484	$1,060
Net realized gain (loss) from investment securities	2,285	17,756
Change in unrealized appreciation (depreciation) on investment securities	4,651	360
	7,420	19,176
Distributions to Shareholders:
From net investment income:
Class A	(73)	(62)
Class B	(70)	(32)
Class C	(19)	(8)
Class I	(730)	(322)
	(892)	(424)
From net realized gains:
Class A	(1,984)	(4,033)
Class B	(2,405)	(6,299)
Class C	(608)	(1,640)
Class I	(12,249)	(32,188)
	(17,246)	(44,160)
Capital Share Transactions:
Proceeds from shares sold:
Class A	14	292
Class B	4	1,891
Class C	6	120
Class I	–	226,214
	24	228,517
Dividends and distributions reinvested:
Class A	2,014	4,016
Class B	2,396	6,142
Class C	591	1,518
Class I	12,979	32,510
	17,980	44,186
Cost of shares redeemed:
Class A	(1,957)	(174,854)
Class B	(2,073)	(8,635)
Class C	(504)	(2,475)
Class I	(8,000)	(172,521)
	(12,534)	(358,485)
Redemption fees:
Class A	–	– (b)
Class C	–	– (b)
	–	– (b)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Automatic conversions:
Class A	$374	$533
Class B	(374)	(533)
	–	–
	5,470	(85,782)
Net increase (decrease) in net assets	(5,248)	(111,190)
Net Assets:
Beginning of period	92,335	203,525
End of period	$87,087	$92,335
Undistributed (accumulated) net investment income (loss)	$256	$664
Share Activity:
Shares issued:
Class A	1	26
Class B	1	181
Class C	1	12
Class I	–	17,521
	3	17,740
Shares issued–reinvested from distributions:
Class A	217	403
Class B	282	668
Class C	70	166
Class I	1,394	3,284
	1,963	4,521
Shares redeemed:
Class A	(200)	(12,273)
Class B	(226)	(876)
Class C	(59)	(249)
Class I	(853)	(14,906)
	(1,338)	(28,304)
Automatic conversions:
Class A	38	50
Class B	(42)	(54)
	(4)	(4)
Net increase (decrease) in shares outstanding:
Class A	56	(11,794)
Class B	15	(81)
Class C	12	(71)
Class I	541	5,899
	624	(6,047)

(a)  Class I was offered for investment on November 15, 2005.

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 6

TA IDEX Legg Mason Partners Investors Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$11.12	$0.04		$0.80	$0.84	$(0.07)	$(2.08)	$(2.15)	$9.81
	10/31/2006	14.17	0.11		1.73	1.84	(0.03)	(4.86)	(4.89)	11.12
	10/31/2005	13.30	0.16		1.11	1.27	(0.19)	(0.21)	(0.40)	14.17
	10/31/2004	12.51	0.10		1.09	1.19	(0.10)	(0.30)	(0.40)	13.30
	10/31/2003	10.21	0.08		2.31	2.39	(0.02)	(0.07)	(0.09)	12.51
	10/31/2002	12.55	0.04		(2.10)	(2.06)	–	(0.28)	(0.28)	10.21
Class B	4/30/2007	10.30	0.04		0.73	0.77	(0.06)	(2.08)	(2.14)	8.93
	10/31/2006	13.48	0.05		1.65	1.70	(0.02)	(4.86)	(4.88)	10.30
	10/31/2005	12.65	–	(h)	1.08	1.08	(0.04)	(0.21)	(0.25)	13.48
	10/31/2004	11.99	0.01		1.05	1.06	(0.10)	(0.30)	(0.40)	12.65
	10/31/2003	9.84	0.01		2.23	2.24	(0.02)	(0.07)	(0.09)	11.99
	10/31/2002	12.19	(0.01)		(2.06)	(2.07)	–	(0.28)	(0.28)	9.84
Class C	4/30/2007	10.24	0.04		0.72	0.76	(0.06)	(2.08)	(2.14)	8.86
	10/31/2006	13.43	0.05		1.64	1.69	(0.02)	(4.86)	(4.88)	10.24
	10/31/2005	12.62	–	(h)	1.08	1.08	(0.06)	(0.21)	(0.27)	13.43
	10/31/2004	11.99	(0.05)		1.08	1.03	(0.10)	(0.30)	(0.40)	12.62
	10/31/2003	9.77	0.01		2.30	2.31	(0.02)	(0.07)	(0.09)	11.99
Class I	4/30/2007	11.15	0.06		0.79	0.85	(0.12)	(2.08)	(2.20)	9.80
	10/31/2006	14.35	0.12		1.59	1.71	(0.05)	(4.86)	(4.91)	11.15

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	8.58%	$10,137	1.21%	1.23%	0.87%		6%
	10/31/2006	17.14	10,885	1.33	1.33	0.95	(i)	23
	10/31/2005	9.60	180,933	1.25	1.25	1.14	(i)	47
	10/31/2004	9.52	405,455	1.25	1.25	0.72		33
	10/31/2003	23.57	233,779	1.42	1.42	0.71		32
	10/31/2002	(16.90)	46,960	1.55	1.91	0.56		101
Class B	4/30/2007	8.52	11,122	1.21	1.24	0.87		6
	10/31/2006	17.02	12,677	1.57	1.58	0.49		23
	10/31/2005	8.53	17,684	2.20	2.24	0.02		47
	10/31/2004	8.82	20,463	1.86	1.86	0.11		33
	10/31/2003	22.93	20,102	2.07	2.07	0.06		32
	10/31/2002	(17.47)	16,980	2.20	2.56	(0.09)		101
Class C	4/30/2007	8.52	2,720	1.22	1.27	0.86		6
	10/31/2006	16.99	3,015	1.60	1.67	0.47	(i)	23
	10/31/2005	8.57	4,908	2.20	2.38	0.03	(i)	47
	10/31/2004	8.62	5,981	2.20	2.30	(0.37)		33
	10/31/2003	23.81	797	2.07	2.07	0.05		32
Class I	4/30/2007	8.66	63,108	0.89	0.89	1.19		6
	10/31/2006	16.22	65,758	0.90	0.90	1.17		23

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 7

TA IDEX Legg Mason Partners Investors Value

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Rounds to less than $0.01.

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 8

TA IDEX Legg Mason Partners Investors Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective October 27, 2006, TA IDEX Salomon Investors Value was renamed to TA IDEX Legg Mason Partners Investors Value ("the Fund") and changed its sub-advisor from Salomon Brothers Asset Management Inc ("SaBAM") to ClearBridge Advisors, LLC.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 9

TA IDEX Legg Mason Partners Investors Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

For the six months ended April 30, 2007, there were no recaptured commissions.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $1, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule represents the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Moderate Portfolio	$139	0.16%
TA IDEX Asset Allocation– Moderate Growth Portfolio	62,969	72.31%
Total	$63,108	72.47%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 10

TA IDEX Legg Mason Partners Investors Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Prior to March 1, 2007, TFAI contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceeded the following stated annual limit:

From November 1, 2006 to February 28, 2007:

1.20% Expense Limit

Prior to March 1, 2007, if total Fund expenses fell below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There were no amounts available for recapture at February 28, 2007.

As of March 1, 2007, TFAI no longer requires the Fund to pay prior reimbursed class expenses.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2008, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, there were no underwriter commissions.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $41 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $12.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $6. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$5,330
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	16,794
U.S. Government	–

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 11

TA IDEX Legg Mason Partners Investors Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

These differences are primarily due to differing treatment for items including, but not limited to, wash sales and deferred compensation.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 12

TA IDEX Legg Mason Partners Investors Value

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Legg Mason Partners Investors Value (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and ClearBridge Advisors, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, a majority of the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including a majority of the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2006. The Board favorably noted the improved performance of the Fund, noting that its one-year performance record is competitive with its peer group of comparable funds. The Board also noted that Management would closely monitor the Fund for continued performance improvement. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. The Board expressed concern that the Fund's expenses were higher than its peer group of comparable funds. However, the Board noted that the Fund's contractual advisory fees are in line with its peer group. Moreover, the Board also noted that despite a flat sub-advisory fee schedule provided by the Sub-Adviser, which effectively precludes lower advisory fees or more significant advisory fee breakpoints, the Sub-Adviser is offering the Fund its most competitive fee rate. On the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements),

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 13

TA IDEX Legg Mason Partners Investors Value (continued)

TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that certain classes of shares of the Fund are closed to new investors and investments, except that it may continue selling its shares to TA IDEX funds of funds and other institutional investors, which may limit the Fund's ability to realize economies of scale. The Board assessed the current asset levels of the Fund and its long-term development strategy. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including "soft dollar" benefits it receives. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, fund accounting, and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services. The Trustees also considered the recent change in control of the Sub-Adviser and its still ongoing reorganization within its new corporate group, as well as consequences of these changes on the Fund. In this regard, the Trustees took note of the recent improvement of the Fund's performance.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Legg Mason Partners Investors Value 14

TA IDEX Marsico Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,083.50	1.23%	$6.35
Hypothetical (b)	1,000.00	1,018.70	1.23	6.16
Class B
Actual	1,000.00	1,084.10	1.21	6.25
Hypothetical (b)	1,000.00	1,018.79	1.21	6.06
Class C
Actual	1,000.00	1,085.00	1.03	5.32
Hypothetical (b)	1,000.00	1,019.69	1.03	5.16
Class I
Actual	1,000.00	1,084.50	0.86	4.44
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

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SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.5%)
Aerospace (5.1%)
Boeing Co. (The)	54,914	$5,107
General Dynamics Corp.	63,456	4,981
Lockheed Martin Corp.	60,378	5,805
Air Transportation (2.6%)
FedEx Corp.	77,452	8,167
Amusement & Recreation Services (0.4%)
Station Casinos, Inc.	15,437	1,343
Automotive (2.8%)
Toyota Motor Corp., ADR	72,992	8,863
Beer, Wine & Distilled Beverages (1.5%)
Heineken NV, ADR	171,359	4,600
Business Services (3.8%)
Mastercard, Inc.–Class A †	81,388	9,089
Moody's Corp.	43,154	2,853
Chemicals & Allied Products (5.7%)
Monsanto Co.	150,794	8,895
Praxair, Inc.	21,597	1,394
Procter & Gamble Co.	115,599	7,434
Commercial Banks (5.3%)
China Merchants Bank Co., Ltd.–Class H ‡	720,500	1,774
Citigroup, Inc.	69,151	3,708
Industrial & Commercial Bank of China–Class H ‡	13,158,000	7,217
Wells Fargo & Co.	104,416	3,748
Communication (3.5%)
Comcast Corp.–Class A ‡	405,844	10,820
Computer & Data Processing Services (3.5%)
Google, Inc.–Class A ‡	22,783	10,739
Computer & Office Equipment (3.8%)
Cisco Systems, Inc. ‡	440,563	11,781
Department Stores (1.7%)
Federated Department Stores, Inc.	123,741	5,435
Electric Services (0.3%)
NRG Energy, Inc. †‡	11,765	929
Electronic Components & Accessories (2.0%)
Intel Corp.	291,760	6,273
Food & Kindred Products (1.2%)
Kraft Foods, Inc.–Class A	111,370	3,728

	Shares	Value
Hotels & Other Lodging Places (6.6%)
Las Vegas Sands Corp. ‡	98,333	$8,377
MGM Mirage, Inc. ‡	107,348	7,219
Wynn Resorts, Ltd. †	47,661	4,871
Industrial Machinery & Equipment (0.5%)
Cameron International Corp. ‡	23,524	1,519
Insurance (6.4%)
UnitedHealth Group, Inc.	375,498	19,924
Lumber & Other Building Materials (1.3%)
Lowe's Cos., Inc.	134,624	4,114
Metal Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc.	44,721	3,004
Motion Pictures (1.5%)
News Corp., Inc.–Class A	214,122	4,794
Oil & Gas Extraction (2.9%)
Schlumberger, Ltd.	120,929	8,928
Pharmaceuticals (6.6%)
Amylin Pharmaceuticals, Inc. †‡	62,246	2,573
Genentech, Inc. ‡	139,432	11,153
Genzyme Corp. ‡	49,708	3,246
Schering-Plough Corp.	109,473	3,474
Railroads (6.0%)
Burlington Northern Santa Fe Corp.	61,152	5,353
Union Pacific Corp.	115,752	13,225
Real Estate (1.0%)
CB Richard Ellis Group, Inc.–Class A ‡	67,485	2,284
St. Joe Co. (The) †	15,962	904
Restaurants (2.5%)
McDonald's Corp.	18,368	887
Starbucks Corp. ‡	98,966	3,070
Yum! Brands, Inc.	59,421	3,676
Retail Trade (1.9%)
Target Corp.	101,689	6,037
Security & Commodity Brokers (7.0%)
Goldman Sachs Group, Inc. (The)	49,686	10,862
Lehman Brothers Holdings, Inc.	60,738	4,572
UBS AG–Registered	99,037	6,428
Telecommunications (6.1%)
America Movil SAB de CV, Series L, ADR	154,506	8,116
AT&T, Inc.	61,809	2,393
China Mobile Hong Kong, Ltd.	932,500	8,519
Total Common Stocks (cost: $260,152)		294,205

The notes to the financial statements are an integral part of this report.

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SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (4.3%)
Debt (4.3%)
Bank Notes (0.3%)
Bank of America
5.31%, due 05/17/2007 *	$416	$416
5.27%, due 06/18/2007 *	416	416
Commercial Paper (0.9%)
Bear Stearns & Co. 5.31%, due 07/10/2007	166	166
CAFCO LLC–144A 5.29%, due 05/31/2007	161	161
Charta LLC–144A 5.30%, due 05/09/2007 5.29%, due 06/13/2007	111 83	111 83
Compass Securitization LLC–144A 5.29%, due 05/25/2007	83	83
CRC Funding LLC–144A 5.28%, due 05/16/2007	83	83
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	83	83
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007 5.28%, due 05/24/2007	83 83	83 83
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	166	166
Liberty Street–144A 5.29%, due 05/03/2007	163	163
Morgan Stanley 5.32%, due 08/01/2007	166	166
Old Line Funding LLC–144A 5.30%, due 05/15/2007	166	166
Paradigm Funding LLC–144A 5.28%, due 05/22/2007 5.30%, due 05/29/2007 5.29%, due 05/31/2007	329 83 83	329 83 83
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007 5.29%, due 05/17/2007 5.28%, due 06/01/2007 5.29%, due 06/19/2007	83 83 83 110	83 83 83 110
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	125	125
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	83	83
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	166	166

	Principal	Value
Commercial Paper (continued)
Yorktown Capital LLC 5.30%, due 05/14/2007	$83	$83
Euro Dollar Overnight (0.5%)
Bank of Nova Scotia 5.28%, due 05/01/2007	83	83
Citigroup 5.31%, due 05/04/2007	166	166
Deutsche Bank 5.28%, due 05/03/2007	166	166
First Tennessee National Corp. 5.31%, due 05/02/2007	166	166
National Australia Bank 5.30%, due 05/01/2007	167	167
Rabobank Nederland 5.30%, due 05/01/2007	167	167
Royal Bank of Canada 5.30%, due 05/01/2007	167	167
Royal Bank of Scotland 5.29%, due 05/07/2007	83	83
Societe Generale 5.31%, due 05/01/2007	167	167
Svenska Handlesbanken 5.31%, due 05/01/2007	316	316
Euro Dollar Terms (1.6%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	167	167
Bank of Montreal 5.28%, due 05/18/2007	83	83
Bank of Nova Scotia 5.28%, due 05/09/2007	117	117
Barclays 5.29%, due 05/07/2007 5.30%, due 05/16/2007 5.29%, due 05/21/2007 5.30%, due 06/04/2007 5.29%, due 06/08/2007	167 167 83 83 167	167 167 83 83 167
Calyon 5.30%, due 05/17/2007 5.31%, due 05/24/2007	83 167	83 167
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007 5.28%, due 05/29/2007	250 83	250 83
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	167	167
Deutsche Bank 5.30%, due 05/15/2007	167	167

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

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SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank
5.28%, due 05/21/2007	$250	$250
5.28%, due 05/25/2007	250	250
5.30%, due 06/25/2007	167	167
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	250	250
Royal Bank of Scotland 5.30%, due 05/08/2007 5.30%, due 05/09/2007 5.31%, due 05/25/2007	167 83 167	167 83 167
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	83	83
Swedbank AB 5.30%, due 05/11/2007	167	167
Toronto Dominion Bank 5.28%, due 05/10/2007	167	167
UBS AG 5.28%, due 06/01/2007 5.29%, due 06/12/2007 5.29%, due 06/15/2007 5.29%, due 06/18/2007	167 333 250 416	167 333 250 416

	Principal	Value
Repurchase Agreements (1.0%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $461 on 05/01/2007	$461	$461
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $1,832 on 05/01/2007	1,832	1,832
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $802 on 05/01/2007	802	802
Total Security Lending Collateral (cost: $13,351)		13,351
Total Investment Securities (cost: $273,503) #		$307,556

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $13,024.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $3,175, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $273,712. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $34,943 and $1,099, respectively. Net unrealized appreciation for tax purposes is $33,844.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $2,493 or 0.8% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

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STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $273,503) (including securities loaned of $13,024)	$307,556
Cash	16,467
Receivables:
Investment securities sold	39
Shares of beneficial interest sold	507
Interest	61
Income from loaned securities	2
Dividends	160
Dividend reclaims receivable	36
Other	5
324,833
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	96
Management and advisory fees	207
Transfer agent fees	10
Administration fees	5
Payable for collateral for securities on loan	13,351
Other	27
13,696
Net Assets	$311,137
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$281,012
Undistributed (accumulated) net investment income (loss)	389
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(4,317)
Net unrealized appreciation (depreciation) on investment securities	34,053
Net Assets	$311,137
Net Assets by Class:
Class A	$7,936
Class B	11,672
Class C	7,867
Class I	283,662
Shares Outstanding:
Class A	665
Class B	1,028
Class C	693
Class I	23,650
Net Asset Value Per Share:
Class A	$11.94
Class B	11.35
Class C	11.36
Class I	11.99
Maximum Offering Price Per Share (a):
Class A	$12.63

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $36)	$1,081
Interest	354
Income from loaned securities–net	24
1,459
Expenses:
Management and advisory fees	823
Transfer agent fees:
Class A	16
Class B	22
Class C	7
Printing and shareholder reports	7
Custody fees	13
Administration fees	21
Legal fees	2
Audit fees	10
Trustees fees	3
Other	1
Total expenses	925
Net Investment Income (Loss)	534
Net Realized Gain (Loss) from:
Investment securities	(549)
Foreign currency transactions	(1)
(550)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	11,984
11,984
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	11,434
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,968

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

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STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$534	$(166)
Net realized gain (loss) from investment securities and foreign currency transactions	(550)	8,867
Change in unrealized appreciation (depreciation) on investment securities	11,984	626
	11,968	9,327
Distributions to Shareholders:
From net investment income:
Class I	(144)	–
	(144)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	–	1,086
Class B	17	2,143
Class C	–	287
Class I	173,983	96,416
	174,000	99,932
Dividends and distributions reinvested:
Class I	144	–
	144	–
Cost of shares redeemed:
Class A	(2,236)	(98,268)
Class B	(2,607)	(10,546)
Class C	(929)	(4,902)
Class I	(168)	–
	(5,940)	(113,716)
Redemption fees:
Class A	–	– (b)
Class B	–	1
Class C	–	– (b)
	–	1
Automatic conversions:
Class A	95	104
Class B	(95)	(104)
	–	–
	168,204	(13,783)
Net increase (decrease) in net assets	180,028	(4,456)
Net Assets:
Beginning of period	131,109	135,565
End of period	$311,137	$131,109
Undistributed (accumulated) net investment income (loss)	$389	$(1)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Share Activity:
Shares issued:
Class A	–	101
Class B	2	203
Class C	–	27
Class I	14,589	9,062
	14,591	9,393
Shares issued-reinvested from distributions:
Class I	13	–
	13	–
Shares redeemed:
Class A	(193)	(9,231)
Class B	(238)	(1,022)
Class C	(84)	(474)
Class I	(14)	–
	(529)	(10,727)
Automatic conversions:
Class A	8	10
Class B	(8)	(10)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(185)	(9,120)
Class B	(244)	(829)
Class C	(84)	(447)
Class I	14,588	9,062
	14,075	(1,334)

(a)  Class I was offered for investment on November 15, 2005.

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

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FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$11.02	$0.02	$0.90	$0.92	$–	$–	$–	$11.94
	10/31/2006	10.32	(0.05)	0.75	0.70	–	–	–	11.02
	10/31/2005	9.15	(0.03)	1.20	1.17	–	–	–	10.32
	10/31/2004	8.97	(0.05)	0.23	0.18	–	–	–	9.15
	10/31/2003	7.56	(0.08)	1.49	1.41	–	–	–	8.97
	10/31/2002	9.10	(0.06)	(1.48)	(1.54)	–	–	–	7.56
Class B	4/30/2007	10.47	0.02	0.86	0.88	–	–	–	11.35
	10/31/2006	9.83	(0.07)	0.71	0.64	–	–	–	10.47
	10/31/2005	8.80	(0.12)	1.15	1.03	–	–	–	9.83
	10/31/2004	8.68	(0.10)	0.22	0.12	–	–	–	8.80
	10/31/2003	7.36	(0.12)	1.44	1.32	–	–	–	8.68
	10/31/2002	8.92	(0.11)	(1.45)	(1.56)	–	–	–	7.36
Class C	4/30/2007	10.47	0.03	0.86	0.89	–	–	–	11.36
	10/31/2006	9.81	(0.05)	0.71	0.66	–	–	–	10.47
	10/31/2005	8.78	(0.11)	1.14	1.03	–	–	–	9.81
	10/31/2004	8.68	(0.12)	0.22	0.10	–	–	–	8.78
	10/31/2003	7.18	(0.12)	1.62	1.50	–	–	–	8.68
Class I	4/30/2007	11.07	0.03	0.90	0.93	(0.01)	–	(0.01)	11.99
	10/31/2006	10.63	0.01	0.43	0.44	–	–	–	11.07

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)				Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)		Rate (b)
Class A	4/30/2007	8.35%	$7,936	1.23%		1.23%		0.28%		9%
	10/31/2006	6.78	9,362	1.34		1.34		(0.43	) (i)	62
	10/31/2005	12.79	102,906	1.35	(h)	1.35	(h)	(0.30)		74
	10/31/2004	2.01	37,186	1.52		1.52		(0.58)		85
	10/31/2003	18.65	34,167	1.75		1.80		(0.97)		129
	10/31/2002	(16.88)	5,752	1.73		2.05		(0.56)		34
Class B	4/30/2007	8.41	11,672	1.21		1.21		0.29		9
	10/31/2006	6.51	13,327	1.58		1.58		(0.64	) (i)	62
	10/31/2005	11.70	20,650	2.31	(h)	2.31	(h)	(1.24	) (i)	74
	10/31/2004	1.38	19,792	2.13		2.13		(1.19)		85
	10/31/2003	17.93	19,723	2.40		2.45		(1.62)		129
	10/31/2002	(17.52)	14,130	2.38		2.70		(1.21)		34
Class C	4/30/2007	8.50	7,867	1.03		1.03		0.46		9
	10/31/2006	6.73	8,140	1.46		1.46		(0.52	) (i)	62
	10/31/2005	11.69	12,009	2.26	(h)	2.26	(h)	(1.20	) (i)	74
	10/31/2004	1.27	9,379	2.40		2.40		(1.38)		85
	10/31/2003	20.89	1,200	2.40		2.46		(1.62)		129
Class I	4/30/2007	8.45	283,662	0.86		0.86		0.55		9
	10/31/2006	4.14	100,280	0.89		0.89		0.07		62

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Marsico Growth 7

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FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)    Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.03%, 0.03% and 0.03% for Class A, Class B and Class C, respectively (see Note 2).

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Marsico Growth 8

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Marsico Growth (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

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TA IDEX Marsico Growth 9

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Recaptured commissions during the six months ended April 30, 2007 of $6 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $10, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. Dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. Dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$12,110	3.89%
TA IDEX Asset Allocation– Growth Portfolio	87,028	27.97%
TA IDEX Asset Allocation– Moderate Portfolio	78,699	25.29%
TA IDEX Asset Allocation– Moderate Growth Portfolio	105,825	34.01%
Total	$283,662	91.16%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

Prior to March 1, 2007, TFAI contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceeded the following stated annual limit:

From November 1, 2006 to February 28, 2007:

1.40% Expense Limit

Prior to March 1, 2007, if total Fund expenses fell below the annual expense limitation agreement agreed to by the adviser within the

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Marsico Growth 10

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at February 28, 2007.

As of March 1, 2007, TFAI no longer requires the Fund to pay prior reimbursed class expenses.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2008, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, there were no underwriter commissions.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $42 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $5.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $8. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$176,897
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	18,390
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Marsico Growth 11

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$3,698	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Marsico Growth 12

TA IDEX Marsico Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Marsico Growth (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Columbia Management Advisors, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. The Board's vote was unanimous, with the exception of a Trustee who abstained from voting on either Agreement because of prior business associations with the Sub-Adviser's corporate parent. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved relatively strong performance and noted that the Fund's performance was above median relative to comparable funds over each of the past one-, two-, three- and five year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Marsico Growth 13

TA IDEX Marsico Growth (continued)

affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that certain classes of shares of the Fund are closed to new investors and investments, except that it may continue selling its shares to TA IDEX funds of funds and other institutional investors, which may limit the Fund's ability to realize economies of scale. The Board assessed the current asset levels of the Fund and its long-term development strategy. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including soft-dollar benefits it receives. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Marsico Growth 14

TA IDEX MFS International Equity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,141.80	1.47%	$7.81
Hypothetical (b)	1,000.00	1,017.50	1.47	7.35
Class B
Actual	1,000.00	1,142.20	1.48	7.86
Hypothetical (b)	1,000.00	1,017.46	1.48	7.40
Class C
Actual	1,000.00	1,142.20	1.43	7.60
Hypothetical (b)	1,000.00	1,017.70	1.43	7.15

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by region of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 1

TA IDEX MFS International Equity

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Australia (0.8%)
QBE Insurance Group, Ltd.	9,850	$253
Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG	4,020	324
Bermuda (0.9%)
Li & Fung, Ltd.	86,000	270
Canada (0.9%)
Canadian National Railway Co.	5,890	296
Czech Republic (0.7%)
Komercni Banka AS	1,148	216
France (23.4%)
Air Liquide	3,610	900
AXA	19,320	895
Credit Agricole SA	15,780	669
Gaz De France	6,100	288
Legrand Promesses	10,170	348
L'Oreal SA	2,300	277
LVMH Moet Hennessy Louis Vuitton SA	7,770	912
Pernod-Ricard	3,116	667
Sanofi-Aventis	5,480	505
Schneider Electric SA	7,100	1,008
Total SA	10,100	751
Vivendi Universal SA	6,560	272
Germany (7.0%)
Bayer AG	10,510	723
Bayerische Motoren Werke AG	5,300	328
Continental AG	2,031	284
E.ON AG	6,080	915
Indonesia (0.5%)
Bank Central Asia Tbk PT	266,000	155
Italy (1.4%)
Assicurazioni Generali SpA	3,480	161
Intesa Sanpaolo SpA ‡	34,738	293
Japan (17.6%)
Aeon Credit Service Co., Ltd.	12,100	201
Asahi Glass Co., Ltd.	27,000	363
Bridgestone Corp.	12,400	251
Canon, Inc.	12,300	690
Fanuc, Ltd.	3,400	333
Hirose Electric Co., Ltd.	1,300	158
Kao Corp.	30,000	823
Nintendo Co., Ltd.	900	281
Nomura Holdings, Inc.	24,000	459

	Shares	Value
Japan (continued)
Omron Corp.	10,800	$289
Ricoh Co., Ltd.	23,000	505
Shinsei Bank, Ltd.	45,000	194
Shizuoka Bank, Ltd.	18,000	190
Tokyo Gas Co., Ltd.	41,000	206
Toyota Motor Corp.	11,400	692
Netherlands (1.2%)
TNT NV	8,670	393
Singapore (1.2%)
Singapore Telecommunications, Ltd.	168,150	367
South Korea (2.5%)
Samsung Electronics Co., Ltd.	1,283	791
Spain (0.9%)
Banco Bilbao Vizcaya Argentaria SA	12,410	299
Sweden (0.7%)
Telefonaktiebolaget LM Ericsson–Class B	59,790	232
Switzerland (17.3%)
Actelion NV ‡	810	193
Givaudan	360	339
Julius Baer Holding AG	7,600	535
Nestle SA	3,409	1,355
Roche Holding AG-Genusschein	6,360	1,203
Swiss Reinsurance (a)	7,450	705
Synthes, Inc.	1,490	196
UBS AG-Registered	15,340	1,006
Thailand (0.4%)
Bangkok Bank PCL-(Foreign Registered)	41,700	136
United Kingdom (21.3%)
BG Group PLC	23,080	335
BHP Billiton PLC	12,430	281
Diageo PLC	33,190	703
GlaxoSmithKline PLC	28,300	820
HSBC Holdings PLC	21,140	392
Ladbrokes PLC	46,100	377
Next PLC	5,460	256
Reckitt Benckiser PLC	18,990	1,045
Royal Dutch Shell PLC–Class A	14,420	505
Smiths Group PLC	22,150	481
Tesco PLC	34,040	315
William Hill PLC	56,100	674
WPP Group PLC	42,530	634
Total Common Stocks (cost: $26,642)		31,913
Total Investment Securities (cost: $26,642) #		$31,913

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 2

TA IDEX MFS International Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

(a)  Passive Foreign Investment Company.

#  Aggregate cost for federal income tax purposes is $26,829. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,313 and $229, respectively. Net unrealized appreciation for tax purposes is $5,084.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 3

TA IDEX MFS International Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Chemicals & Allied Products	12.8%	$4,107
Commercial Banks	10.6%	3,402
Pharmaceuticals	8.5%	2,721
Beverages	7.1%	2,281
Security & Commodity Brokers	4.6%	1,465
Oil & Gas Extraction	4.3%	1,366
Food & Kindred Products	4.2%	1,355
Computer & Office Equipment	3.7%	1,195
Electronic Components & Accessories	3.5%	1,128
Insurance	3.5%	1,119
Business Services	3.5%	1,115
Amusement & Recreation Services	3.3%	1,052
Automotive	3.2%	1,020
Industrial Machinery & Equipment	3.2%	1,008
Electric Services	2.9%	915
Life Insurance	2.8%	895
Electronic & Other Electric Equipment	2.5%	791
Rubber & Misc. Plastic Products	1.7%	535
Petroleum Refining	1.6%	505
Gas Production & Distribution	1.5%	494
Transportation & Public Utilities	1.2%	393
Telecommunications	1.1%	367
Lumber & Other Building Materials	1.1%	363
Food Stores	1.0%	315
Railroads	0.9%	296
Manufacturing Industries	0.9%	281
Radio & Television Broadcasting	0.9%	272
Transportation Equipment	0.9%	271
Apparel & Accessory Stores	0.8%	257
Communications Equipment	0.7%	232
Personal Credit Institutions	0.6%	201
Medical Instruments & Supplies	0.6%	196
Investment Securities, at value	99.7%	31,913
Total Investment Securities	99.7%	$31,913

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 4

TA IDEX MFS International Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $26,642)	$31,913
Receivables:
Investment securities sold	74
Interest	1
Dividends	108
Dividend reclaims receivable	54
Other	7
32,157
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	54
Management and advisory fees	25
Deferred foreign taxes	1
Transfer agent fees	14
Administration fees	1
Due to custodian	7
Other	37
139
Net Assets	$32,018
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$28,686
Undistributed (accumulated) net investment income (loss)	(546)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(1,397)
Net unrealized appreciation (depreciation) on:
Investment securities	5,270
Translation of assets and liabilities denominated in foreign currencies	5
Net Assets	$32,018
Net Assets by Class:
Class A	$11,225
Class B	15,149
Class C	5,644
Shares Outstanding:
Class A	2,384
Class B	3,725
Class C	1,422
Net Asset Value Per Share:
Class A	$4.71
Class B	4.07
Class C	3.97
Maximum Offering Price Per Share (a):
Class A	$4.98

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $33)	$328
Interest	3
331
Expenses:
Management and advisory fees	151
Transfer agent fees:
Class A	26
Class B	35
Class C	9
Printing and shareholder reports	13
Custody fees	47
Administration fees	3
Audit fees	10
Trustees fees	1
Other	1
Total expenses	296
Less:
Reimbursement of class expenses:
Class A	(21)
Class B	(28)
Class C	(8)
Total reimbursed expenses	(57)
Net expenses	239
Net Investment Income (Loss)	92
Net Realized Gain (Loss) from:
Investment securities (net of foreign capital gains tax of $1)	1,778
Foreign currency transactions	(23)
1,755
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities (net of foreign capital gains tax accrual of $1)	2,531
Translation of assets and liabilities denominated in foreign currencies	1
2,532
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	4,287
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,379

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 5

TA IDEX MFS International Equity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$92	$131
Net realized gain (loss) from investment securities and foreign currency transactions	1,755	19,277
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	2,532	(7,441)
	4,379	11,967
Distributions to Shareholders:
From net investment income:
Class A	(248)	(106)
Class B	(348)	(155)
Class C	(134)	(64)
Class I	–	(189)
	(730)	(514)
From net realized gains:
Class A	(5,481)	(4,776)
Class B	(8,185)	(7,874)
Class C	(3,159)	(3,241)
Class I	–	(8,013)
	(16,825)	(23,904)
Capital Share Transactions:
Proceeds from shares sold:
Class A	8	465
Class B	73	355
Class C	132	303
Class I	–	54,442
	213	55,565
Dividends and distributions reinvested:
Class A	5,688	4,834
Class B	8,274	7,686
Class C	3,094	3,056
Class I	–	8,202
	17,056	23,778
Cost of shares redeemed:
Class A	(1,966)	(59,776)
Class B	(2,727)	(8,983)
Class C	(1,166)	(4,356)
Class I	–	(57,455)
	(5,859)	(130,570)
Redemption fees:
Class A	–	– (b)
Class B	–	– (b)
Class C	– (b)	–
	– (b)	– (b)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Automatic conversions:
Class A	$108	$173
Class B	(108)	(173)
	–	–
	11,410	(51,227)
Net increase (decrease) in net assets	(1,766)	(63,678)
Net Assets:
Beginning of period	33,784	97,462
End of period	$32,018	$33,784
Undistributed (accumulated) net investment income (loss)	$(546)	$92
Share Activity:
Shares issued:
Class A	2	59
Class B	20	46
Class C	36	44
Class I	–	5,373
	58	5,522
Shares issued–reinvested from distributions:
Class A	1,317	699
Class B	2,218	1,196
Class C	850	481
Class I	–	1,189
	4,385	3,565
Shares redeemed:
Class A	(395)	(6,059)
Class B	(632)	(1,262)
Class C	(286)	(618)
Class I	–	(6,562)
	(1,313)	(14,501)
Automatic conversions:
Class A	23	22
Class B	(27)	(24)
	(4)	(2)
Net increase (decrease) in shares outstanding:
Class A	947	(5,279)
Class B	1,579	(44)
Class C	600	(93)
Class I	–	–
	3,126	(5,416)

(a)  Class I was offered for investment on November 15, 2005.

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 6

TA IDEX MFS International Equity

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$8.07	$0.01	$0.76	$0.77	$(0.18)	$(3.95)	$(4.13)	$4.71
	10/31/2006	10.07	0.03	1.76	1.79	(0.08)	(3.71)	(3.79)	8.07
	10/31/2005	8.81	0.03	1.30	1.33	(0.07)	–	(0.07)	10.07
	10/31/2004	8.03	– (h)	0.80	0.80	(0.02)	–	(0.02)	8.81
	10/31/2003	7.00	0.02	1.01	1.03	–	–	–	8.03
	10/31/2002	8.38	0.01	(1.39)	(1.38)	–	–	–	7.00
Class B	4/30/2007	7.50	0.01	0.68	0.69	(0.17)	(3.95)	(4.12)	4.07
	10/31/2006	9.62	0.01	1.65	1.66	(0.07)	(3.71)	(3.78)	7.50
	10/31/2005	8.41	– (h)	1.21	1.21	– (h)	–	–	9.62
	10/31/2004	7.70	(0.04)	0.77	0.73	(0.02)	–	(0.02)	8.41
	10/31/2003	6.76	(0.03)	0.97	0.94	–	–	–	7.70
	10/31/2002	8.15	(0.04)	(1.35)	(1.39)	–	–	–	6.76
Class C	4/30/2007	7.41	0.01	0.67	0.68	(0.17)	(3.95)	(4.12)	3.97
	10/31/2006	9.55	0.01	1.63	1.64	(0.07)	(3.71)	(3.78)	7.41
	10/31/2005	8.40	– (h)	1.20	1.20	(0.05)	–	(0.05)	9.55
	10/31/2004	7.70	(0.09)	0.81	0.72	(0.02)	–	(0.02)	8.40
	10/31/2003	6.73	(0.03)	1.00	0.97	–	–	–	7.70

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	14.18%	$11,225	1.47%	1.85%	0.56%		12%
	10/31/2006	24.04	11,604	1.48	1.92	0.39	(i)	131
	10/31/2005	15.17	67,656	1.56	1.56	0.36	(i)	82
	10/31/2004	9.95	187,608	1.59	1.59	(0.05)		159
	10/31/2003	14.71	152,086	1.78	2.39	0.23		220
	10/31/2002	(16.49)	14,921	1.87	3.68	0.22		241
Class B	4/30/2007	14.22	15,149	1.48	1.84	0.55		12
	10/31/2006	23.78	16,091	1.69	2.20	0.17	(i)	131
	10/31/2005	14.41	21,069	2.34	2.72	(0.01	) (i)	82
	10/31/2004	9.46	20,153	2.09	2.09	(0.46)		159
	10/31/2003	13.91	21,421	2.44	3.05	(0.42)		220
	10/31/2002	(17.09)	5,328	2.52	4.33	(0.43)		241
Class C	4/30/2007	14.22	5,644	1.43	1.71	0.58	(i)	12
	10/31/2006	23.77	6,089	1.70	2.08	0.17		131
	10/31/2005	14.36	8,737	2.34	2.70	(0.01	) (i)	82
	10/31/2004	9.33	9,166	2.40	2.49	(1.07)		159
	10/31/2003	14.41	568	2.44	3.04	(0.42)		220

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 7

TA IDEX MFS International Equity

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2.)

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX MFS International Equity commenced operations on February 1, 1997. The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Rounds to less than $0.01 per share.

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 8

TA IDEX MFS International Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective July 3, 2006, TA IDEX American Century International changed its name to TA IDEX MFS International Equity (the "Fund") and changed its sub-adviser from American Century Global Investment Management, Inc. to MFS Investment Management.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has three classes of shares, Class A, Class B and Class C, each with different expense levels. Currently all share classes are closed to new investors. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of less than $1, earned by IBT for its services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 9

TA IDEX MFS International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.925% of the first $250 million of ANA
0.90% of the next $250 million of ANA
0.85% of the next $500 million of ANA
0.80% of ANA over $1 billion

Prior to March 1, 2007, TFAI contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceeded the following stated annual limit:

From November 1, 2006 to February 28, 2007:

1.32% Expense Limit

Prior to March 1, 2007, if total Fund expenses fell below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There were no amounts available for recapture at February 28, 2007.

As of March 1, 2007, TFAI no longer requires the Fund to pay prior reimbursed class expenses.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 10

TA IDEX MFS International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

From February 28, 2006 through March 1, 2008, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, there were no underwriter commissions.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $69 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $7.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $3. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$3,967
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	10,195
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, passive foreign investment companies and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$3,138	October 31, 2010

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 11

TA IDEX MFS International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 12

TA IDEX MFS International Equity

INVESTMENT ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX MFS International Equity (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and MFS Investment Management ("MFS") to determine whether the agreements should be renewed for a one-year period. The Board noted that it had recently approved an Investment Sub-Advisory Agreement between TFAI and MFS to appoint MFS to replace American Century Global Investment Management, Inc. ("American Century") as sub-adviser to the Fund for an initial two-year period at a meeting of the Board held on April 4 and 5, 2006. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and MFS such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI, MFS and American Century (such as in-person presentations by MFS and American Century) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI, MFS and American Century to the Fund in the past, as well as the services anticipated to be provided by TFAI and MFS in the future. The Board noted the competitive fees and expenses for the Fund and the strongly improved performance of the Fund since MFS became sub-adviser. The Board concluded that TFAI and MFS are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and MFS's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and MFS, TFAI's management oversight process, the professional qualifications and experience of MFS's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and MFS proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and MFS's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner. In addition, the Board discussed the likelihood that MFS may be sold by its parent company, and the potential consequences of such a change on the day-to-day management of the Fund, and concluded that the Board should evaluate the expected impact of such a transaction once the final terms of the transaction are established.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, noting the below-average performance over various trailing periods ended June 30, 2006. However, the Board also considered the recent change of sub-adviser and changes to the Fund's investment program, designed to improve performance. The Board noted the Fund's strongly improved performance since MFS became the Fund's sub-adviser. On the basis of its assessment of the nature, extent and quality of the investment advisory services to be provided or procured by TFAI, the Board concluded that TFAI and MFS are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that performance records of TFAI and MFS indicate that its management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that the management fees and overall expense

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 13

TA IDEX MFS International Equity (continued)

ratio of the Fund generally are competitive with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of MFS, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and MFS's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and MFS.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedules appropriately benefits investors by permitting economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. However, the Board also noted that the Fund is closed to new investors and investments, and that this may limit the Fund's ability to realize economies of scale. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or MFS from their relationship with the Fund. The Board noted that it receives quarterly reports on MFS's brokerage practices, including the soft-dollar benefits it receives. The Board concluded that other benefits derived by TFAI, its affiliates, and MFS from their relationship with the Fund, including "soft-dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that MFS's "soft-dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. In addition, the Trustees determined that the administration, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of MFS. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX MFS International Equity 14

TA IDEX Multi-Manager Alternative Strategies Fund

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at December 28, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Fund's investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at April 30, 2007, was 1.02%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,027.00	0.90%	$3.07
Hypothetical (b)	1,000.00	1,013.82	0.90	3.05
Class C
Actual	1,000.00	1,025.00	1.55	5.29
Hypothetical (b)	1,000.00	1,011.63	1.55	5.25

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (123 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager Alternative Strategies Fund 1

TA IDEX Multi-Manager Alternative Strategies Fund

SCHEDULE OF INVESTMENTS ø
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (94.5%)
Capital Preservation (20.3%)
TA IDEX Loomis Sayles Bond	403,676	$4,113
TA IDEX Transamerica Money Market	1,202,068	1,202
Foreign Fixed-Income (10.2%)
TA IDEX JPMorgan International Bond	252,658	2,668
Growth & Income (10.2%)
TA IDEX UBS Dynamic Alpha ‡	269,139	2,689
Growth Equity (32.7%)
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	65,811	729
TA IDEX BlackRock Natural Resources ‡	206,786	2,306
TA IDEX Federated Market Opportunity	290,421	2,747
TA IDEX Mellon Market Neutral Strategy ‡	277,540	2,800
Specialty–Real Estate (8.3%)
TA IDEX Clarion Global Real Estate Securities	106,099	2,170
World Equity (12.8%)
TA IDEX BlackRock Global Allocation	135,426	1,601
TA IDEX Evergreen International Small Cap	59,288	1,010
TA IDEX Oppenheimer Developing Markets	57,655	754
Total Investment Companies (cost: $24,446) #		$24,789

NOTES TO SCHEDULE OF INVESTMENTS:

ø  The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡  Non-income producing.

#  Aggregate cost for federal income tax purposes is $24,446. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $390 and $47, respectively. Net unrealized appreciation for tax purposes is $343.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager Alternative Strategies Fund 2

TA IDEX Multi-Manager Alternative Strategies Fund

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $24,446)	$24,789
Receivables:
Shares of beneficial interest sold	1,896
Dividends	2
Due from investment advisor	24
Prepaid expenses	66
26,777
Liabilities:
Investment securities purchased	537
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1
Distribution and service fees	12
550
Net Assets	$26,227
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$25,893
Undistributed (accumulated) net investment income (loss)	(9)
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	343
Net Assets	$26,227
Net Assets by Class:
Class A	$12,153
Class C	14,074
Shares Outstanding:
Class A	1,183
Class C	1,373
Net Asset Value Per Share:
Class A	$10.27
Class C	10.25
Maximum Offering Price Per Share (a):
Class A	$10.87

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Class C share represents offering price. The redemption price for Class C share equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$32
Expenses:
Management and advisory fees	6
Distribution and service fees:
Class A	5
Class C	18
Transfer agent fees:
Class A	1
Class C	2
Printing and shareholder reports	5
Custody fees	7
Legal fees	5
Audit fees	8
Trustees fees	1
Registration fees	17
Other	1
Total expenses	76
Less:
Reimbursement of class expenses:
Class A	(14)
Class C	(21)
Total reimbursed expenses	(35)
Net expenses	41
Net Investment Income (Loss)	(9)
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	343
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	343
Net Increase (Decrease) in Net Assets Resulting from Operations	$334

(b)  Commenced operations on December 28, 2006.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager Alternative Strategies Fund 3

TA IDEX Multi-Manager Alternative Strategies Fund

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2007 (unaudited) (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(9)
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	343
334
Capital Share Transactions:
Proceeds from shares sold:
Class A	12,269
Class C	14,039
26,308
Cost of shares redeemed:
Class A	(254)
Class C	(161)
(415)
25,893
Net increase (decrease) in net assets	26,227
Net Assets:
Beginning of period	–
End of period	$26,227
Undistributed (accumulated) net investment income (loss)	$(9)
Share Activity:
Shares issued:
Class A	1,208
Class C	1,389
2,597
Shares redeemed:
Class A	(25)
Class C	(16)
(41)
Net increase (decrease) in shares outstanding:
Class A	1,183
Class C	1,373
2,556

(a)  Commenced operations on December 28, 2006.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager Alternative Strategies Fund 4

TA IDEX Multi-Manager Alternative Strategies Fund

FINANCIAL HIGHLIGHTS

(unaudited)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$10.00	$–	(j)	$0.27	$0.27	$–	$–	$–	$10.27
Class C	4/30/2007	10.00	(0.02)		0.27	0.25	–	–	–	10.25

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)(i)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)(h)	Rate (b)
Class A	4/30/2007	2.70%	$12,153	0.90%	1.88%	0.10%	–%
Class C	4/30/2007	2.50	14,074	1.55	2.67	0.56	–

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding,

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see Note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Multi-Manager Alternative Strategies Fund ("the Fund") commenced operations on December 28, 2006.

(h)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)  Does not include expenses of the investment companies in which the Fund invests.

(j)  Amount rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager Alternative Strategies Fund 5

TA IDEX Multi-Manager Alternative Strategies Fund

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). TA IDEX Multi-Manager Alternative Strategies Fund (the "Fund") began operations on December 28, 2006.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, Class A and Class C, each with a public offering price that reflects different sales charges, if any, and expense levels. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) New York Stock Exchange ("NYSE") trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the period from inception through April 30, 2007, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC ("TIM") is an affiliate of the Fund and a sub-adviser to other funds within Transamerica IDEX Mutual Funds.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.20% of the first $500 million of ANA
0.19% of the next $500 million of ANA
0.18% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.55% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2007.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager Alternative Strategies Fund 6

TA IDEX Multi-Manager Alternative Strategies Fund

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Class C, and certain A share redemptions. For the period from inception through April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$389
Retained by Underwriter	62
Contingent Deferred Sales Charge	8

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $3 for the period from inception through April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to less than $1.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the period ended April 30, 2007, there was no amount related to the Emeritus Plan. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception through April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$24,446
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	–
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager Alternative Strategies Fund 7

TA IDEX Multi-Manager Alternative Strategies Fund

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager Alternative Strategies Fund 8

TA IDEX Multi-Manager Alternative Strategies Fund

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on July 18 & 19, 2006, the Board reviewed and considered the proposed the proposed Investment Advisory Agreement between TA IDEX Multi-Manager Alternative Strategies Fund (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the proposed Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be approved for an initial two-year period. Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the anticipated fee and expense information and profitability data prepared by TFAI. In addition, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by Fund counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services expected to be provided by TFAI and the Portfolio Construction Manager to the Fund. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided to other TA IDEX funds in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process and the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that are appropriate in scope and extent in light of the Fund's operations and the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Fund was not yet in existence and therefore had no historical performance for the Board to review. However, the Board determined that most other funds managed by the Portfolio Construction Manager have generally performed well and generated considerable investor interest. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services expected to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records for other funds (or accounts) indicate that their management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Fund was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed estimated profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services to the Fund and other funds within the fund complex. Based on such information and the proposed management and sub-advisory fees for the Fund, the Trustees determined that the proposed management fees of the Fund generally are consistent with industry averages and are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser. The Board also took note of the costs involved in establishing a new fund.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the new Investment Advisory and Asset Allocation Management Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TFAI's pricing strategy and the proposed advisory fee breakpoints as detailed in the materials provided, and noted each fee breakpoint with respect to the various asset levels achieved by the Fund. The Board also noted that the Fund's investments in underlying funds also could permit the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, benefit the Fund and its shareholders, as well as the underlying funds. The Board concluded that the proposed fees and breakpoints appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund. The Board also concluded that the Fund's anticipated management fee appropriately reflects the Fund's anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager Alternative Strategies Fund 9

TA IDEX Multi-Manager Alternative Strategies Fund (continued)

concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Fund. The Board concluded that other benefits expected to be derived by TFAI and its affiliates (including benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund will invest), or the Portfolio Construction Manager from their relationship with the Fund should be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that neither TFAI nor the Portfolio Construction Manager will realize "soft dollar" benefits from its relationship with the Fund.

Other considerations. The Board noted that other asset allocation series of TA IDEX have generated considerable investor interest. The Board determined that TFAI has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangements with TA IDEX funds, including the Fund which may result in TFAI waiving a substantial amount of management fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services. In approving the Fund, the Board also considered the high quality of the Portfolio Construction Manager's portfolio management personnel who will manage the Fund under the Asset Allocation Management Agreement, and their overall portfolio management capabilities. The Board determined that they, too, have made substantial commitments to the recruitment and retention of high quality personnel, and maintain the financial and operational resources reasonably necessary to manage the Fund.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager Alternative Strategies Fund 10

TA IDEX Multi-Manager International Fund

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Fund's investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at April 30, 2007, was 1.09%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,153.30	0.65%	$3.47
Hypothetical (b)	1,000.00	1,021.57	0.65	3.26
Class B
Actual	1,000.00	1,149.30	1.42	7.57
Hypothetical (b)	1,000.00	1,017.75	1.42	7.10
Class C
Actual	1,000.00	1,149.50	1.31	6.98
Hypothetical (b)	1,000.00	1,018.30	1.31	6.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager International Fund 1

TA IDEX Multi-Manager International Fund

SCHEDULE OF INVESTMENTS ø
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Investment Companies (98.8%)
Specialty–Real Estate (5.6%)
TA IDEX Clarion Global Real Estate Securities	796,342	$16,285
World Equity (93.2%)
TA IDEX AllianceBernstein International Value	3,946,433	54,697
TA IDEX BlackRock Global Allocation	1,199,380	14,177
TA IDEX Evergreen International Small Cap	1,532,343	26,111
TA IDEX Marsico International Growth	4,020,213	53,670
TA IDEX Neuberger Berman International	5,221,456	66,887
TA IDEX Oppenheimer Developing Markets	4,304,364	56,258
Total Investment Companies (cost: $263,860) #		$288,085

NOTES TO SCHEDULE OF INVESTMENTS:

ø  The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.

#  Aggregate cost for federal income tax purposes is $264,196. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $23,889 and $0, respectively. Net unrealized appreciation for tax purposes is $23,889.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager International Fund 2

TA IDEX Multi-Manager International Fund

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $263,860)	$288,085
Cash	4
Receivables:
Shares of beneficial interest sold	5,428
Other	10
293,527
Liabilities:
Investment securities purchased	1,465
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	216
Management and advisory fees	23
Distribution and service fees	173
Administration fees	3
Other	6
1,886
Net Assets	$291,641
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$264,648
Undistributed (accumulated) net investment income (loss)	(297)
Undistributed (accumulated) net realized gain (loss) from investment in affiliated investment companies	3,065
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	24,225
Net Assets	$291,641
Net Assets by Class:
Class A	$116,283
Class B	19,597
Class C	155,761
Shares Outstanding:
Class A	10,001
Class B	1,693
Class C	13,462
Net Asset Value Per Share:
Class A	$11.63
Class B	11.58
Class C	11.57
Maximum Offering Price Per Share (a):
Class A	$12.31

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Investment Income:
Dividends from affiliated investment companies	$9,613
Expenses:
Management and advisory fees	104
Distribution and service fees:
Class A	146
Class B	71
Class C	555
Transfer agent fees:
Class A	38
Class B	15
Class C	54
Printing and shareholder reports	5
Custody fees	13
Administration fees	13
Legal fees	2
Audit fees	10
Trustees fees	3
Registration fees	67
Other	2
Total expenses	1,098
Net Investment Income (Loss)	8,515
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	(192)
Realized gain distributions from investment in affiliated investment companies	3,396
3,204
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	17,577
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	20,781
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,296

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager International Fund 3

TA IDEX Multi-Manager International Fund

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$8,515	$(542)
Net realized gain (loss) from investment in affiliated investment companies	3,204	(139)
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	17,577	6,648
	29,296	5,967
Distributions to Shareholders:
From net investment income:
Class A	(3,679)	–
Class B	(591)	–
Class C	(4,542)	–
	(8,812)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	55,043	58,484
Class B	8,864	9,775
Class C	71,862	77,781
	135,769	146,040
Dividends and distributions reinvested:
Class A	2,473	–
Class B	488	–
Class C	2,851	–
	5,812	–
Cost of shares redeemed:
Class A	(7,653)	(2,871)
Class B	(876)	(316)
Class C	(6,538)	(4,181)
	(15,067)	(7,368)
Redemption fees:
Class A	1	– (b)
Class B	–	– (b)
Class C	1	2
	2	2
Automatic conversions:
Class A	81	10
Class B	(81)	(10)
	–	–
	126,516	138,674
Net increase (decrease) in net assets	147,000	144,641
Net Assets:
Beginning of period	144,641	–
End of period	$291,641	$144,641
Undistributed (accumulated) net investment income (loss)	$(297)	$–

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Share Activity:
Shares issued:
Class A	4,986	5,756
Class B	804	963
Class C	6,543	7,679
	12,333	14,398
Shares issued–reinvested from distributions:
Class A	231	–
Class B	46	–
Class C	266	–
	543	–
Shares redeemed:
Class A	(695)	(285)
Class B	(80)	(32)
Class C	(591)	(435)
	(1,366)	(752)
Automatic conversions:
Class A	7	1
Class B	(7)	(1)
	–	–
Net increase (decrease) in shares outstanding:
Class A	4,529	5,472
Class B	763	930
Class C	6,218	7,244
	11,510	13,646

(a)  Commenced operations on March 1, 2006.

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager International Fund 4

TA IDEX Multi-Manager International Fund

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$10.63	$0.47	$1.11	$1.58	$(0.58)	$–	$(0.58)	$11.63
	10/31/2006	10.00	(0.04)	0.67	0.63	–	–	–	10.63
Class B	4/30/2007	10.59	0.43	1.11	1.54	(0.55)	–	(0.55)	11.58
	10/31/2006	10.00	(0.09)	0.68	0.59	–	–	–	10.59
Class C	4/30/2007	10.58	0.43	1.11	1.54	(0.55)	–	(0.55)	11.57
	10/31/2006	10.00	(0.09)	0.67	0.58	–	–	–	10.58

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)(i)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)(h)		Rate (b)
Class A	4/30/2007	15.33%	$116,283	0.65%	0.65%	8.59	% (j)	1%
	10/31/2006	6.30	58,142	0.80	0.88	(0.67	) (j)	1
Class B	4/30/2007	14.93	19,597	1.42	1.42	7.81		1
	10/31/2006	5.90	9,849	1.45	1.69	(1.32	) (j)	1
Class C	4/30/2007	14.95	155,761	1.31	1.31	7.89	(j)	1
	10/31/2006	5.80	76,650	1.45	1.53	(1.32	) (j)	1

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Multi-Manager International Fund ("the Fund") commenced operations on March 1, 2006.

(h)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)  Does not include expenses of the investment companies in which the Fund invests.

(j)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B, and Class C, respectively.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Multi-Manager International Fund 5

TA IDEX Multi-Manager International Fund

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Multi-Manager International Fund (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers three classes of shares, Class A, Class B and Class C, each with a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received $2 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC ("TIM") is an affiliate of the Fund and a sub-adviser to other funds within Transamerica IDEX Mutual Funds.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

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Semi-Annual Report 2007

TA IDEX Multi-Manager International Fund 6

TA IDEX Multi-Manager International Fund

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$660
Retained by Underwriter	100
Contingent Deferred Sales Charge	36

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $105 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $1.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $4. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$129,630
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	2,454
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$1	October 31, 2014

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager International Fund 7

TA IDEX Multi-Manager International Fund

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
  PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

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Semi-Annual Report 2007

TA IDEX Multi-Manager International Fund 8

TA IDEX Multi-Manager International Fund

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Multi-Manager International Fund (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Portfolio Construction Manager (such as in-person presentations by the Portfolio Construction Manager) as part of their regular oversight of the Fund and other series for which the Portfolio Construction Manager renders services, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management. In considering the proposed continuation of the Investment Advisory Agreement and the Asset Allocation Management Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund and other series for which the Portfolio Construction Manager renders services in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process, and the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain substantially the same. They also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional way.

The investment performance of the Fund. The Board examined the performance of the Fund since it commenced operations on March 1, 2006 until June 30, 2006, including relative performance against a peer group of comparable mutual funds as prepared by Lipper. The Board noted that the Fund was launched during a volatile period in the international market, and concluded that the Fund has not yet had enough time to establish a meaningful performance record which would allow for a comprehensive review. The Board noted that most other portfolios managed by the Portfolio Construction Manager have performed well and generated considerable investor interest. As a result, the Board resolved to closely monitor the Fund's performance going forward. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Board noted that the Portfolio Construction Manager receives the entirety of the management fee payable by the Fund because TFAI is compensated through the management fees payable by the underlying funds in which the Fund invests. The Trustees reviewed data from Lipper that

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager International Fund 9

TA IDEX Multi-Manager International Fund (continued)

compared the Fund's management fees, other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and the portfolio turnover rates against a peer group of comparable funds. The Trustees noted that the overall expense ratio of the Fund is higher than those of peer funds, but the Fund's contractual management fees are competitive with those of its peers. In addition, on the basis of the Board's review of the management fees charged by TFAI for investment advisory and related services, TFAI's profitability information, TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Portfolio Construction Manager, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Portfolio Construction Manager's profitability, currently are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Portfolio Construction Manager.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted that the management fee of the Fund does not contain asset-based breakpoints, despite ongoing efforts to negotiate such breakpoints. The Board reviewed at length the information provided in response to a request that Management evaluate the Fund's pricing and fees, and the Board noted that the information included comparisons with the pricing structures of comparable funds. The Board also noted that the Fund's investments in underlying funds could permit economies of scale and the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, would benefit the Fund and its shareholders, as well as the underlying funds. The Board carefully reviewed the performance record and the fees and expenses of the Fund and the comparative information provided by Lipper. The Board noted that the Fund has management fees in line with, or lower than, its peers. The Board concluded that the Fund's management fee appropriately reflects the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable by the underlying funds to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that neither TFAI nor the Portfolio Construction Manager realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services. In addition, the Board noted the historical popularity with investors of the other series of TA IDEX managed by the Portfolio Construction Manager and consequential ancillary benefits to underlying series.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Multi-Manager International Fund 10

TA IDEX PIMCO Real Return TIPS

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,015.50	0.89%	$4.45
Hypothetical (b)	1,000.00	1,020.38	0.89	4.46
Class B
Actual	1,000.00	1,015.60	0.90	4.50
Hypothetical (b)	1,000.00	1,020.33	0.90	4.51
Class C
Actual	1,000.00	1,015.80	0.89	4.45
Hypothetical (b)	1,000.00	1,020.38	0.89	4.46
Class I
Actual	1,000.00	1,017.30	0.72	3.60
Hypothetical (b)	1,000.00	1,021.22	0.72	3.61

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF
INVESTMENTS
By Asset Type
At April 30, 2007 (unaudited)

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 1

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (98.4%)
U.S. Treasury Bond 6.00%, due 02/15/2026		$800	$908
2.38%, due 01/15/2027		11,905	11,993
6.63%, due 02/15/2027		900	1,096
U.S. Treasury Inflation Indexed Bond 3.63%, due 01/15/2008		8,690	8,800
3.88%, due 01/15/2009		30,644	31,669
4.25%, due 01/15/2010		43,415	46,099
0.88%, due 04/15/2010		32,542	31,507
3.50%, due 01/15/2011		39,045	41,219
2.38%, due 04/15/2011		7,586	7,690
3.38%, due 01/15/2012		520	552
3.00%, due 07/15/2012		30,327	31,821
1.88%, due 07/15/2013		82,310	81,355
2.00%, due 01/15/2014		38,980	38,650
2.00%, due 07/15/2014		43,932	43,561
1.88%, due 07/15/2015		25,732	25,180
2.00%, due 01/15/2016		5,126	5,051
2.50%, due 07/15/2016		14,004	14,379
2.38%, due 01/15/2025		57,208	57,510
2.00%, due 01/15/2026		33,931	32,214
3.63%, due 04/15/2028		37,487	45,572
3.88%, due 04/15/2029		41,264	52,276
3.38%, due 04/15/2032		917	1,115
U.S. Treasury Note 4.50%, due 02/28/2011		800	800
2.38%, due 01/15/2017		42,173	42,830
Total U.S. Government Obligations (cost: $657,376)			653,847
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.7%)
Fannie Mae 5.47%, due 08/25/2034 *		346	346
6.18%, due 10/01/2044 *		121	123
Fannie Mae TBA 5.50%, due 05/01/2037		9,200	9,096
6.00%, due 05/01/2037		8,000	8,060
5.50%, due 06/01/2037		10,900	10,777
Freddie Mac 4.50%, due 05/15/2017		215	212
5.00%, due 02/15/2020		2,866	2,851
Total U.S. Government Agency Obligations (cost: $31,402)			31,465
FOREIGN GOVERNMENT OBLIGATIONS (6.7%)
Canada Government 3.00%, due 12/01/2036	CAD	428	497

	Principal		Value
Republic of Germany Zero Coupon, due 06/13/2007	EUR	29,810	$40,501
Russian Federation 7.50%, due 03/31/2030		$498	565
United Kingdom 2.50%, due 05/20/2009	GBP	600	3,065
Total Foreign Government Obligations (cost: $43,381)			44,628
MORTGAGE-BACKED SECURITIES (0.8%)
Bank of America Mortgage Securities, Series 2004-1, Class 5A1 6.50%, due 09/25/2033		$105	106
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2 5.61%, due 04/25/2035 *		1,879	1,883
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1-144A 5.66%, due 06/25/2035 *		452	453
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2 5.54%, due 06/25/2045 *		923	923
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.54%, due 09/25/2035 *		1,350	1,337
Lehman XS Trust, Series 2006-10N, Class 1A1A 5.40%, due 07/25/2046 *		499	499
Total Mortgage-Backed Securities (cost: $5,208)			5,201
ASSET-BACKED SECURITIES (0.2%)
Citigroup Mortgage Loan Trust, Inc., Series 2005-1L, Class A1A 4.90%, due 12/25/2035 *		74	74
Equity One ABS, Inc., Series 2004-1, Class AV2 5.62%, due 04/25/2034 *		48	48
GSAMP Trust, Series 2004-SEA2, Class A2A 5.61%, due 03/25/2034 *		157	158
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2A 5.40%, due 01/25/2037 *		74	74
Residential Asset Securities Corp., Series 2006-KS3, Class AI1 5.39%, due 04/25/2036 *		35	35
Sequoia Mortgage Trust, Series 5, Class A 5.67%, due 10/19/2026 *		250	251
Small Business Administration, Series 2004-P10, Class A 4.50%, due 02/10/2014		863	840

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 2

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Soundview Home Equity Loan Trust, Series 2006-2, Class A1 5.39%, due 03/25/2036 *	$10	$9
Truman Capital Mortgage Loan Trust, Series 2004-1, Class A1-144A 5.66%, due 01/25/2034 *	23	23
Total Asset-Backed Securities (cost: $1,534)		1,512
MUNICIPAL BONDS (0.1%)
Revenue-Tobacco (0.1%)
Tobacco Settlement Financing Corp., RI 6.00%, due 06/01/2023	600	639
Revenue-Utilities (0.0%)
New York, NY, City Municipal Water Finance Authority 4.75%, due 06/15/2038	200	205
Total Municipal Bonds (cost: $739)		844
CORPORATE DEBT SECURITIES (4.9%)
Commercial Banks (1.7%)
Abbey National Treasury Services PLC/Stamford, CT 5.27%, due 07/02/2008 *	5,800	5,800
Fortis Bank SA/NV - New York, NY 5.27%, due 06/30/2008 *	3,000	3,000
Rabobank Nederland-144A 5.38%, due 01/15/2009 *	400	400
Unicredit Luxembourg Finance SA-144A 5.41%, due 10/24/2008 *	900	900
Wachovia Bank NA 5.42%, due 12/02/2010 *	1,200	1,200
Communication (0.2%)
CSC Holdings, Inc. 7.88%, due 12/15/2007	1,100	1,114
Electric Services (0.3%)
Mission Energy Holding Co. 13.50%, due 07/15/2008	1,700	1,857
Holding & Other Investment Offices (0.0%)
Ajax Re., Ltd.-144A 11.58%, due 05/08/2009 §m	100	100
Hotels & Other Lodging Places (0.0%)
Harrah's Operating Co., Inc. 7.50%, due 01/15/2009	200	206

	Principal	Value
Insurance (0.1%)
Foundation Re II, Ltd.–144A 12.11%, due 11/26/2010 *§(a)m	$500	$508
Mortgage Bankers & Brokers (0.4%)
Atlantic & Western Re, Ltd., Series B–144A 11.60%, due 01/09/2009 *§(a)	700	710
C10 Capital SPV, Ltd.–144A 6.72%, due 12/31/2016(b)(c)	300	300
Longpoint Re, Ltd., –144A Zero Coupon, due 05/08/2010 §m	600	600
Mystic Re, Ltd.–144A 14.36%, due 12/05/2008 *§(a)m	400	402
Redwood Capital IX, Ltd., Series D–144A 13.10%, due 01/09/2008 *§(a)m	300	303
Vita Capital III, Ltd., Series B-II–144A 6.47%, due 01/01/2012 *§(a)m	400	401
Personal Credit Institutions (0.7%)
Ford Motor Credit Co. 7.25%, due 10/25/2011	2,100	2,057
General Electric Capital Corp. 5.39%, due 03/04/2008 * 5.38%, due 12/12/2008 *	2,300 500	2,302 500
Security & Commodity Brokers (1.0%)
Citigroup Funding, Inc., (MTN) 5.32%, due 04/23/2009 *	3,200	3,199
Citigroup, Inc. 5.40%, due 01/30/2009 *	500	500
Goldman Sachs Group, Inc. 5.65%, due 06/28/2010 *	3,000	3,015
Telecommunications (0.5%)
BellSouth Corp.–144A 4.24%, due 04/26/2008	3,300	3,269
Total Corporate Debt Securities (cost: $32,590)		32,643
LOAN ASSIGNMENTS (0.8%)
Holding & Other Investment Offices (0.2%)
OAO Rosneft Zero Coupon, due 09/16/2007 §m	1,000	999
Medical Instruments & Supplies (0.5%)
HCA, Inc., Series B 7.60%, due 11/14/2013 m	3,092	3,128
Paper & Allied Products (0.1%)
Koch Forest Products, Inc., Series B 7.39%, due 12/20/2012	988	992
Total Loan Assignments (cost: $5,079)		5,119

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 3

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.2%)
U.S. Treasury Bill
5.04%, due 05/31/2007 ❖	$405	$403
4.96%, due 06/14/2007 ❖	735	731
Total Short-Term U.S. Government Obligations (cost: $1,134)		1,134
COMMERCIAL PAPER (3.9%)
Commercial Banks (3.9%)
Danske Corp. 5.21%, due 08/20/2007	26,100	25,681
Total Commercial Paper (cost: $25,681)		25,681
	Notional Amount	Value
PURCHASED SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption §m
Call Strike $4.75
Expires 03/31/2008	$21,000	$105
LIBOR Rate Swaption §m Call Strike $4.75 Expires 09/26/2008	5,000	29
Total Purchased Swaptions (cost: $143)		134
FORWARD VOLATILITY OPTIONS (0.0%)
Call & Put–OTC U.S. Dollar vs. Swiss Franc
Forward Delta Straddle, Strike and premium
determined on 09/26/2007, based upon implied
volatility parameter of 7.2%. §(d)
Counterparty: Royal Bank of Scotland PLC
Expires 09/26/2007	15,800	$8
Call & Put–OTC U.S. Dollar vs. Swiss Franc Forward Delta Straddle, Strike and premium determined on 09/26/2007, based upon implied volatility parameter of 7.075%. §(d) Counterparty: JP Morgan & Chase Expires 09/26/2007	3,200	5
Total Forward Volatility Options (premium: $0)		13
Total Investment Securities (cost: $804,267) #		$802,221
WRITTEN SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption m Call Strike $4.95 Expires 03/31/2008	9,000	(104)
LIBOR Rate Swaption m Call Strike $4.95 Expires 09/26/2008	2,000	(26)
Total Written Swaptions (premiums: $133)		(130)

	Contracts ◆	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10 Year U.S. Treasury Note Futures
Call Strike $108.00
Expires 05/25/2007	66	$(41)
Put Options (0.0%)
10 Year U.S. Treasury Note Futures Put Strike $105.00 Expires 05/25/2007	66	(1)
Total Written Options (premiums: $49)		(42)
SWAP AGREEMENTS:

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC– Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC m§	10/15/10	EUR	5,000	$117
Receive a fixed rate equal to 2.04% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP m§	2/21/11	EUR	5,500	93
Receive a floating rate based on 6-month Great British Pound–LIBOR and the Fund will pay a fixed rate equal to 4.25%. Counterparty:HSBC Bank USA, N.A. §	6/12/36	GBP	1,300	250
Receive a floating rate based on 3-month United States Dollar–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG §	12/20/21		$1,200	(47)
Receive a floating rate based on 3-month United States Dollar–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG §	12/20/26		1,300	(64)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 4

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 2.095% and the Fund will pay a floating rate based on FRC– Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG m§	10/15/11	EUR	3,600	$70
Receive a floating rate based on CPTFEMU Index and the Fund will pay a fixed rate equal to 2.275%.Counterparty: UBS AG m	10/15/16	EUR	1,400	(3)
Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG m§	10/15/16	EUR	1,400	9
Receive a fixed rate equal to 2.0275% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JP Morgan & Chase m§	10/15/11	EUR	1,400	22
Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JP Morgan & Chase m§	10/15/16	EUR	1,300	9
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: UBS AG §	6/18/09		$105,000	445
Receive a fixed rate equal to 5.0% and the Fund will pay a floating rate based on 6-month British Pound–LIBOR Counterparty: Barclays Bank PLC	6/15/09	GBP	10,200	(211)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JP Morgan & Chase m§	12/15/11	EUR	2,200	$12
Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Credit Suisse International §	6/15/17	EUR	7,600	343
Receive a fixed rate equal to 1.99% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas m§	12/15/11	EUR	2,900	17
Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP m§	12/15/11	EUR	7,400	49
Receive a fixed rate equal to 5.50% and the Fund will pay a floating rate based on the 3-month Canadian Bank rate. Counterparty: Merrill Lynch Capital Services §	6/15/35	CAD	2,000	(72)
Receive a fixed rate equal to 5.50% and the Fund will pay a floating rate based on the 3-month Canadian Bank rate. Counterparty: Deutsche Bank AG §	6/15/35	CAD	1,000	(36)
Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate–BBSW (AUD–BBR-BBSW). Counterparty: JP Morgan & Chase m	1/15/10	AUD	1,700	— ☐

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 5

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD–BBR-BBSW. Counterparty: Deutsche Bank AG m	1/15/10	AUD	10,400	$2
Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD–BBR-BBSW. Counterparty: Citibank NA m	1/15/10	AUD	2,700	— ☐
Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD–BBR-BBSW. Counterparty: Royal Bank of Scotland m	1/15/10	AUD	1,100	— ☐
Receive a floating rate based on 3-month United States Dollar–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets, LP §	6/20/14		$4,000	22
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Royal Bank of Scotland PLC §	6/20/12		15,800	(108)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: UBS AG	6/20/09		3,800	(12)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Goldman Sachs Capital Markets, LP	6/20/09		7,900	(25)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Barclays Bank PLC	6/20/09	$2,600	$(8)
Receive a floating rate based on 3-month United States Dollar–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: Bank of America m§	6/20/17	16,800	370
Receive a fixed rate equal to 0.30% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Panama Government Bond, 8.875%, due 09/30/2027. Counterparty: Barclays Bank PLC §	12/20/08	1,700	2
Receive a fixed rate equal to 0.33% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Barclays Bank PLC §	12/20/08	1,700	1
Receive a fixed rate equal to 0.35% and The Fund will pay to the counterparty at the notional amount in the event of default of Republic of PERU Government Bond, 8.75%, due 11/21/2033. Counterparty: Barclays Bank PLC §	12/20/08	1,700	1
Receive a fixed rate equal to 0.51% and The Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014. Counterparty: Deutsche Bank AG §	12/20/08	1,700	4

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 6

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 0.78% and The Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Barclays Bank PLC §	12/20/08	$1,700	$6
Receive a floating rate based on 3-month United States Dollar–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: JP Morgan & Chase §	6/20/17	8,400	185
Receive a floating rate based on 3-month United States Dollar–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	6/20/17	100	2
Receive a floating rate based on 3-month United States Dollar–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC §	6/20/17	5,700	3
Receive a fixed rate equal to 0.28% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: HSBC Bank USA §	11/20/07	1,000	—	☐
Receive a fixed rate equal to 0.24% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 7.50%, due 03/31/2030. Counterparty: HSBC Bank USA	2/20/08	1,000	—	☐

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 1.01% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Credit Suisse International	6/20/12		$200	$—	☐
Receive a fixed rate equal to 0.97% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Credit Suisse International	6/20/12		200	(1)
Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP m§	3/15/12	EUR	1,300	5
Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas m	3/15/12	EUR	1,100	2
Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas m§	3/15/12	EUR	700	1
Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC m§	3/30/12	EUR	700	—	☐

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 7

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC m§	4/5/12	EUR	200	$—	☐
Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC m	4/30/12	EUR	500	(1)
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC m	3/28/12	EUR	200	—	☐
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	6/22/37		$5,000	(123)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Citibank NA §	6/20/12		5,300	34
Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/17/35	GBP	3,300	147
Receive a fixed rate equal to 8.33% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico. Counterparty: Barclays Bank PLC m§	2/14/17	MXN	6,400	12

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on 6-month Great British Pound–LIBOR and the Fund will pay a fixed rate equal to 4.0%. Counterparty: Royal Bank of Scotland PLC §	12/17/35	GBP	1,400	$60
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty:Royal Bank of Scotland PLC	6/22/37		$4,600	29
Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico. Counterparty: Citibank NA m§	11/4/16	MXN	6,700	12
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Bank of America	6/22/37		$2,500	(38)
Receive a floating rate based on 6-month Great British Pound–LIBOR and the Fund will pay a fixed rate equal to 5.0%. Counterparty: Goldman Sachs Capital Markets, LP §	9/15/15	GBP	2,400	72
Receive a floating rate based on 6-month Great British Pound–LIBOR and the Fund will pay a fixed rate equal to 5.0%. Counterparty: Royal Bank of Scotland PLC m	9/15/10	GBP	5,100	(71)
Receive a floating rate based on 6-month Great British Pound–LIBOR and the Fund will pay a fixed rate equal to 5.0%. Counterparty: Royal Bank of Scotland PLC m	9/15/10	GBP	3,400	(52)
Total Swap Agreements (premium $-455)			304,400	$1,536

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 8

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

FUTURES CONTRACTS:
	Contracts◆	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	13	06/20/2007	$14,616	$1
10-Year U.S. Treasury Note	(36)	06/30/2007	(3,900)	8
5-Year U.S. Treasury Note	269	07/05/2007	28,468	153
90-Day Euro Dollar	41	06/18/2007	9,704	(37)
90-Day Euro Dollar	85	09/17/2007	20,145	(78)
90-Day Euro Dollar	126	12/17/2007	29,922	(42)
90-Day Euro Dollar	35	03/17/2008	8,329	13
90-Day Euro Dollar	(17)	06/16/2008	(4,051)	(6)
90-Day Euro Dollar	(17)	09/15/2008	(4,054)	(8)
90-Day Euro Dollar	(13)	12/15/2008	(3,100)	(7)
90-Day Euro Dollar	(13)	03/16/2009	(3,099)	(7)
90-Day GBP LIBOR	261	03/19/2008	61,435	(193)
90-Day GBP LIBOR	365	06/18/2008	85,960	(128)
Euro-BUND	(12)	05/24/2007	– ☐	5
Euro-BUND	(190)	05/24/2007	(3)	72
Euro-BUND	(12)	05/24/2007	(3)	2
Euro-BUND	(190)	05/24/2007	(163)	(88)
U.S. Treasury Long Bond	(313)	06/29/2007	(34,978)	376
			$205,228	$36

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	(2,992)	05/17/2007	$(5,915)	$(68)
Canadian Dollar	(981)	05/17/2007	(848)	(40)
Chinese Yuan Renminbi	51,704	01/10/2008	6,928	28
Chinese Yuan Renminbi	43,219	03/02/2009	6,107	68
Chinese Yuan Renminbi	26,240	03/07/2008	3,578	(13)
Euro Dollar	(30,308)	05/24/2007	(41,204)	(194)
Japanese Yen	141,392	05/15/2007	1,175	10
Japanese Yen	(208,769)	05/15/2007	(1,788)	38
Swiss Franc	5,877	06/07/2007	4,848	37
			$(27,119)	$(134)

NOTES TO SCHEDULE OF INVESTMENTS:

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

(a)  Passive Foreign Investment Company.

(b)  The security has a perpetual maturity. The date shown is the next call date.

(c)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2007.

(d)  Exercise price and final cost determined on a future date, based upon implied volatility parameters.

§  Security is deemed to be illiquid.

☐  Value is less than $1.

❖  At April 30, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts and open futures contracts. The values of all securities segregated at April 30, 2007, are $398 and $736, respectively.

◆  Contract amounts are not in thousands.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $806,073. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,988 and $6,840, respectively. Net unrealized depreciation for tax purposes is $3,852.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $8,369 or 1.3% of the net assets of the Fund.

AUD  Australian Dollar

CAD  Canadian Dollar

EUR  Euro

EURIBOR  Euro Interbank Offer Rate

GBP  Great British Pound

LIBOR  London Interbank Offer Rate

MTN  Medium-Term Note

MXN  Mexican Peso

TBA  Mortgage-backed securities traded under delayed delivery commitments.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 9

TA IDEX PIMCO Real Return TIPS

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $804,267)	$802,221
Cash	4,291
Foreign currency (cost: $4,598)	4,629
Receivables:
Investment securities sold	11,670
Shares of beneficial interest sold	423
Interest	4,590
Swap agreements at value(premium $-455)	1,081
Unrealized appreciation on forward foreign currency contracts	181
Other	14
829,100
Liabilities:
Investment securities purchased	163,621
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	225
Management and advisory fees	370
Transfer agent fees	2
Administration fees	11
Unrealized depreciation on forward foreign currency contracts	315
Variation margin	17
Written options and swaptions (premiums $182)	172
Other	57
164,790
Net Assets	$664,310
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$674,540
Undistributed (accumulated) net investment income (loss)	2,297
Undistributed (accumulated) net realized gain (loss) from investment securities, futures contracts, written options and swaptions, swaps and foreign currency transactions	(11,962)
Net unrealized appreciation (depreciation) on:
Investment securities	(2,046)
Futures contracts	36
Written option and swaption contracts	10
Swap agreements	1,536
Translation of assets and liabilities denominated in foreign currencies	(101)
Net Assets	$664,310
Net Assets by Class:
Class A	$3,372
Class B	3,575
Class C	2,418
Class I	654,945
Shares Outstanding:
Class A	332
Class B	356
Class C	242
Class I	64,471
Net Asset Value Per Share:
Class A	$10.15
Class B	10.05
Class C	10.01
Class I	10.16
Maximum Offering Price Per Share (a):
Class A	$10.66

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$7,129
Expenses:
Management and advisory fees	2,074
Transfer agent fees:
Class A	3
Class B	4
Class C	2
Class I	– (b)
Printing and shareholder reports	2
Custody fees	47
Administration fees	62
Legal fees	7
Audit fees	10
Trustees fees	12
Registration fees	2
Other	5
Total expenses	2,230
Net Investment Income (Loss)	4,899
Net Realized Gain (Loss) from:
Investment securities	235
Futures contracts	(682)
Written option and swaption contracts	229
Swap agreements	(443)
Foreign currency transactions	612
(49)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	4,999
Futures contracts	(397)
Written option and swaption contracts	125
Swap agreements	1,429
Translation of assets and liabilities denominated in foreign currencies	(168)
5,988
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts, Written Options and Swaptions, Swaps and Foreign Currency Transactions	5,939
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,838

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 10

TA IDEX PIMCO Real Return TIPS

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$4,899	$27,941
Net realized gain (loss) from investment securities, futures contracts, written options and swaptions, swaps and foreign currency transactions	(49)	(9,947)
Change in unrealized appreciation (depreciation) on investment securities, futures contracts, written options and swaptions, swaps and foreign currency translation	5,988	(3,150)
	10,838	14,844
Distributions to Shareholders:
From net investment income:
Class A	(20)	(987)
Class B	(24)	(284)
Class C	(15)	(200)
Class I	(3,899)	(23,731)
	(3,958)	(25,202)
From net realized gains:
Class A	–	(4)
Class B	–	(5)
Class C	–	(4)
Class I	–	(265)
	–	(278)
Capital Share Transactions:
Proceeds from shares sold:
Class A	10	128
Class B	1	24
Class C	3	299
Class I	69,239	355,682
	69,253	356,133
Dividends and distributions reinvested:
Class A	15	940
Class B	18	219
Class C	11	134
Class I	3,899	23,996
	3,943	25,289
Cost of shares redeemed:
Class A	(800)	(272,101)
Class B	(1,621)	(4,791)
Class C	(697)	(5,364)
Class I	(28,589)	(63,907)
	(31,707)	(346,163)

	April 30, 2007 (unaudited)	October 31, 2006
Redemption fees:
Class B	$–	$– (a)
Class C	–	– (a)
	–	– (a)
Automatic conversions:
Class A	7	12
Class B	(7)	(12)
	–	–
	41,489	35,259
Net increase (decrease) in net assets	48,369	24,623
Net Assets:
Beginning of period	615,941	591,318
End of period	$664,310	$615,941
Undistributed (accumulated) net investment income (loss)	$2,297	$1,356
Share Activity:
Shares issued:
Class A	1	13
Class B	– (b)	3
Class C	– (b)	30
Class I	6,944	35,025
	6,945	35,071
Shares issued–reinvested from distributions:
Class A	1	93
Class B	2	22
Class C	1	13
Class I	388	2,398
	392	2,526
Shares redeemed:
Class A	(80)	(26,811)
Class B	(163)	(479)
Class C	(70)	(539)
Class I	(2,892)	(6,267)
	(3,205)	(34,096)
Automatic conversions:
Class A	1	1
Class B	(1)	(1)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(77)	(26,704)
Class B	(162)	(455)
Class C	(69)	(496)
Class I	4,440	31,156
	4,132	3,501

(a)  Amount rounds to less than $1.

(b)  Share rounds to less than 1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 11

TA IDEX PIMCO Real Return TIPS

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$10.05	$0.06	$0.10	$0.16	$(0.06)	$–	$(0.06)	$10.15
	10/31/2006	10.23	0.94	(0.70)	0.24	(0.41)	(0.01)	(0.42)	10.05
	10/31/2005	10.48	0.30	(0.06)	0.24	(0.32)	(0.17)	(0.49)	10.23
	10/31/2004	10.10	0.02	0.76	0.78	(0.02)	(0.38)	(0.40)	10.48
	10/31/2003	10.00	0.14	0.07	0.21	(0.11)	–	(0.11)	10.10
Class B	4/30/2007	9.95	0.05	0.10	0.15	(0.05)	–	(0.05)	10.05
	10/31/2006	10.17	0.42	(0.21)	0.21	(0.42)	(0.01)	(0.43)	9.95
	10/31/2005	10.42	0.23	(0.09)	0.14	(0.22)	(0.17)	(0.39)	10.17
	10/31/2004	10.08	(0.02)	0.75	0.73	(0.01)	(0.38)	(0.39)	10.42
	10/31/2003	10.00	0.09	0.08	0.17	(0.09)	–	(0.09)	10.08
Class C	4/30/2007	9.91	0.05	0.11	0.16	(0.06)	–	(0.06)	10.01
	10/31/2006	10.13	0.39	(0.18)	0.21	(0.42)	(0.01)	(0.43)	9.91
	10/31/2005	10.39	0.23	(0.09)	0.14	(0.23)	(0.17)	(0.40)	10.13
	10/31/2004	10.08	(0.06)	0.76	0.70	(0.01)	(0.38)	(0.39)	10.39
	10/31/2003	10.00	0.09	0.08	0.17	(0.09)	–	(0.09)	10.08
Class I	4/30/2007	10.05	0.08	0.09	0.17	(0.06)	–	(0.06)	10.16
	10/31/2006	10.25	0.48	(0.22)	0.26	(0.45)	(0.01)	(0.46)	10.05
	10/31/2005	10.45	0.37	(0.04)	0.33	(0.36)	(0.17)	(0.53)	10.25

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	1.55%	$3,372	0.89%	0.89%	1.15%		148%
	10/31/2006	2.36	4,107	1.07	1.07	9.24		384
	10/31/2005	2.35	277,289	1.10	1.10	2.89	(h)	662
	10/31/2004	7.94	330,282	1.15	1.15	0.20		1,438
	10/31/2003	2.09	36,531	1.65	2.03	2.07		480
Class B	4/30/2007	1.56	3,575	0.90	0.90	0.99		148
	10/31/2006	2.09	5,155	1.28	1.28	4.21	(h)	384
	10/31/2005	1.39	9,896	2.00	2.00	2.26	(h)	662
	10/31/2004	7.51	7,496	1.51	1.51	(0.20)		1,438
	10/31/2003	1.72	3,194	2.30	2.68	1.42		480
Class C	4/30/2007	1.58	2,418	0.89	0.89	1.08		148
	10/31/2006	2.09	3,082	1.33	1.33	3.95	(h)	384
	10/31/2005	1.35	8,167	2.04	2.04	2.22		662
	10/31/2004	7.20	6,601	1.87	1.87	(0.52)		1,438
	10/31/2003	1.72	3,148	2.30	2.68	1.42		480
Class I	4/30/2007	1.73	654,945	0.72	0.72	1.59		148
	10/31/2006	2.55	603,597	0.73	0.73	4.79		384
	10/31/2005	3.20	295,966	0.73	0.73	3.60		662

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 12

TA IDEX PIMCO Real Return TIPS

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding,

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX PIMCO Real Return TIPS (the "Fund") commenced operations on March 1, 2003. The inception date of the Fund's offering of share Class I was November 8, 2004.

(h)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 13

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX PIMCO Real Return TIPS (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is "non-diversified" under the 1940 Act.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

TBA purchase commitments: The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Loan participations/assignments: The Fund may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations/ assignments involve risks of insolvency of the lending bank or other financial intermediaries. As such, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 14

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the portfolio has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. Dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. Dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2007 are listed in the Schedule of Investments.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay/receive interest in exchange for a market-linked return, both based on notional amounts. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Entering into these agreements involves elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain or loss on the Statement of Operations.

Open swap agreements at April 30, 2007 are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amount of open futures contracts at April 30, 2007, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the accompanying Statement of Assets and Liabilities. Variation margin represents the additional payment due or excess deposits made in order to maintain the equity account at the required margin level.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 15

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market; and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Certain options, such as forward volatility options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Options are marked-to-market daily to reflect the current value of the option written.

Transactions in written options were as follows:

	Premium	Contracts*
Balance at October 31, 2006	$–	–
Sales	221	452
Closing Buys	–	–
Expirations	(172)	(320)
Exercised	–	–
Balance at April 30, 2007	$49	132

*  Contracts not in thousands

Swaptions contracts: The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is treated as a realized gain or loss.

Transactions in written swaptions were as follows:

	Premium	Notional Amount
Balance at October 31, 2006	$288	$35,000
Sales	198	54,000
Closing Buys	(171)	(23,000)
Expirations	(182)	(55,000)
Exercised	–	–
Balance at April 30, 2007	$133	$11,000

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2007, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$41,149	6.19%
TA IDEX Asset Allocation– Moderate Portfolio	109,831	16.53%
TA IDEX Asset Allocation– Moderate Growth Portfolio	112,605	16.95%
Asset Allocation–Conservative Portfolio	65,199	9.81%
Asset Allocation–Moderate Growth Portfolio	142,333	21.43%
Asset Allocation–Moderate Portfolio	180,751	27.21%
International Moderate Growth Fund	3,077	0.46%
Total	$654,945	98.58%

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 16

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.70% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

Prior to March 1, 2007, TFAI contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceeded the following stated annual limit:

From November 1, 2006 to February 28, 2007:

1.30% Expense Limit

Prior to March 1, 2007, if total Fund expenses fell below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There were no amounts available for recapture at February 28, 2007.

As of March 1, 2007, TFAI no longer requires the Fund to pay prior reimbursed class expenses.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2008, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, there were no underwriter commissions.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $9 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $14.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $31. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 17

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$30,046
U.S. Government	1,041,643
Proceeds from maturities and sales of securities:
Long-Term	10,557
U.S. Government	1,078,525

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, swap reclass, futures, options and foreign currency transactions.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$9,731	October 31, 2014

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 18

TA IDEX PIMCO Real Return TIPS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX PIMCO Real Return TIPS (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Pacific Investment Management Company LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved competitive investment performance, noting that the performance of the Fund was competitive with the median relative to its peers over the past one- and two-year periods and better than the median over the past three-year period. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. The Trustees noted that, although the management fees are above industry median, the Fund's performance has remained competitive overall with peer funds. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 19

TA IDEX PIMCO Real Return TIPS (continued)

and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that, despite the absence of such breakpoints in the sub-advisory fee payable by TFAI to the Sub-Adviser, the sub-advisory fee schedule is consistent with the Sub-Adviser's proprietary mutual fund advisory fees. The Board noted that certain classes of shares of the Fund are closed to new investors and investments, except that it may continue selling its shares to TA IDEX funds of funds and other institutional investors, which may limit the Fund's ability to realize economies of scale. The Board assessed the current asset levels of the Fund and its long-term development strategy. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Real Return TIPS 20

TA IDEX PIMCO Total Return

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,024.20	1.06%	$5.32
Hypothetical (b)	1,000.00	1,019.54	1.06	5.31
Class B
Actual	1,000.00	1,025.40	1.00	5.02
Hypothetical (b)	1,000.00	1,019.84	1.00	5.01
Class C
Actual	1,000.00	1,025.50	0.99	4.97
Hypothetical (b)	1,000.00	1,019.89	0.99	4.96
Class I
Actual	1,000.00	1,025.60	0.74	3.72
Hypothetical (b)	1,000.00	1,021.12	0.74	3.71

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2007 (unaudited)

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 1

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.5%)
U.S. Treasury Inflation Indexed Bond 0.88%, due 04/15/2010	$5,155	$4,991
2.00%, due 07/15/2014	1,727	1,712
2.38%, due 01/15/2025	389	391
U.S. Treasury Note 4.63%, due 02/15/2017	11,400	11,395
Total U.S. Government Obligations (cost: $18,351)		18,489
U.S. GOVERNMENT AGENCY OBLIGATIONS (54.7%)
Fannie Mae 4.00%, due 07/01/2015	3,455	3,353
5.50%, due 07/01/2016	205	206
5.50%, due 12/01/2016	72	72
5.50%, due 01/01/2017	91	91
5.50%, due 02/01/2017	92	92
5.50%, due 05/01/2017	103	103
5.00%, due 11/01/2017	600	593
5.00%, due 02/01/2018	185	182
5.00%, due 03/01/2018	611	604
5.00%, due 05/01/2018	36	36
5.00%, due 06/01/2018	832	822
5.00%, due 08/01/2018	160	158
5.00%, due 05/01/2019	258	254
5.00%, due 09/01/2019	203	200
5.00%, due 10/01/2019	444	438
5.00%, due 11/01/2019	762	753
5.00%, due 12/01/2019	284	280
5.00%, due 08/01/2020	1,236	1,219
5.00%, due 09/01/2020	5,046	4,977
7.22%, due 01/01/2026 *	8	8
7.15%, due 01/01/2028 *	86	87
5.50%, due 11/01/2032	2,250	2,231
5.50%, due 01/01/2033	649	644
5.50%, due 04/01/2033	4,630	4,591
5.50%, due 07/01/2033	192	190
5.50%, due 08/01/2033	206	204
4.02%, due 11/01/2033 *	518	514
5.50%, due 11/01/2033	43	43
5.50%, due 01/01/2034	446	442
4.16%, due 03/01/2034 *	888	879
5.50%, due 04/01/2034	4,212	4,177
5.50%, due 05/01/2034	2,362	2,342
5.50%, due 06/01/2034	34	34
5.50%, due 09/01/2034	320	317
5.50%, due 11/01/2034	2,233	2,212
5.50%, due 01/01/2035	3,416	3,384

	Principal	Value
Fannie Mae (continued) 5.50%, due 02/01/2035	$9,725	$9,637
5.50%, due 03/01/2035	1,058	1,047
5.50%, due 04/01/2035	1,494	1,479
5.50%, due 05/01/2035	1,635	1,619
5.50%, due 06/01/2035	1,177	1,165
4.74%, due 07/01/2035 *	1,372	1,362
5.50%, due 07/01/2035	657	651
5.50%, due 08/01/2035	143	142
4.71%, due 09/01/2035 *	1,681	1,674
5.50%, due 09/01/2035	563	558
5.50%, due 10/01/2035	1,903	1,885
5.50%, due 11/01/2035	268	265
5.00%, due 03/01/2036	1,857	1,823
5.50%, due 04/01/2036	941	931
5.50%, due 05/01/2036	1,889	1,869
5.67%, due 09/25/2042 *	801	804
6.18%, due 03/01/2044 *	3,587	3,642
6.18%, due 10/01/2044 *	1,529	1,554
Fannie Mae TBA 5.00%, due 05/01/2022	7,000	6,899
5.50%, due 05/01/2037	101,000	99,864
6.00%, due 05/01/2037	53,000	53,397
5.50%, due 06/01/2037	8,300	8,207
6.00%, due 06/01/2037	6,000	6,043
6.50%, due 06/01/2037	7,000	7,144
Fannie Mae, Series 2002-79, Class AD 5.00%, due 07/25/2019	84	84
Fannie Mae, Series 2004-49, Class SM 1.78%, due 07/25/2034 *§	4,343	260
Freddie Mac 4.00%, due 05/01/2014	1,040	1,009
4.50%, due 05/15/2018	1,503	1,477
4.50%, due 09/15/2018	550	539
5.00%, due 02/15/2020	3,917	3,896
5.00%, due 08/15/2020	5,968	5,935
5.00%, due 01/15/2026	3,115	3,099
5.00%, due 05/15/2026	1,564	1,560
6.50%, due 04/15/2029	14	15
4.11%, due 11/01/2033 *	507	502
4.22%, due 03/01/2034 *	632	622
4.24%, due 03/01/2034 *	471	464
4.74%, due 09/01/2035 *	1,563	1,554
5.33%, due 09/01/2035 *	1,323	1,327
6.50%, due 07/25/2043	38	39
6.18%, due 10/25/2044 *	1,064	1,077
Freddie Mac, Series 2495, Class PD 5.50%, due 03/15/2017	300	302

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 2

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
Freddie Mac, Series 2591, Class QM 4.50%, due 06/15/2017		$2,968	$2,922
Freddie Mac, Series 2979, Class QG 5.00%, due 04/15/2026		7,721	7,690
Ginnie Mae 6.50%, due 07/15/2023		5	5
5.38%, due 05/20/2024 *		92	93
6.50%, due 02/15/2028		143	148
6.50%, due 06/15/2029		191	198
6.50%, due 01/15/2030		7	8
5.50%, due 03/15/2032		58	58
6.50%, due 06/20/2032		55	57
5.50%, due 12/15/2032		150	149
5.50%, due 12/15/2033		222	221
5.50%, due 02/15/2034		1,146	1,141
5.50%, due 12/15/2034		68	68
5.50%, due 11/15/2035		83	82
5.50%, due 05/15/2036		1,276	1,270
Ginnie Mae, Series 2003-69, Class SB 1.28%, due 08/16/2033 *§		5,129	247
Ginnie Mae, Series 2003-92, Class S 1.24%, due 10/16/2033 *§		1,947	99
Ginnie Mae, Series 2003-94, Class SA 1.24%, due 04/16/2033 *§		2,052	92
Ginnie Mae, Series 2004-76, Class S 1.28%, due 09/20/2034 *§		3,758	186
Total U.S. Government Agency Obligations (cost: $288,892)			288,888
FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
Hong Kong Government–144A 5.13%, due 08/01/2014		400	401
Korea Highway Corp.–144A 5.13%, due 05/20/2015		200	197
Malaysia Government 7.50%, due 07/15/2011		10	11
Republic of Brazil 10.25%, due 01/10/2028	BRL	1,000	542
Republic of South Africa 5.25%, due 05/16/2013	EUR	90	126
Total Foreign Government Obligations (cost: $1,169)			1,277
MORTGAGE-BACKED SECURITIES (10.9%)
Banc of America Funding Corp., Series 2005-D, Class A1 4.11%, due 05/25/2035 *		1,819	1,790
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1 4.78%, due 01/25/2034 *		52	52

	Principal	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1 4.62%, due 01/25/2034 *	$89	$89
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1 4.63%, due 10/25/2035 *	935	921
Bear Stearns ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB, Class A1B1 5.82%, due 11/25/2036 *	607	611
Bear Stearns Asset Backed Securities, Inc., Series 2006-SD4, Class 1A1 5.46%, due 10/25/2036 *	1,583	1,570
CC Mortgage Funding Corp., Series 2004-3A, Class A1–144A 5.57%, due 08/25/2035 *m	766	768
Citigroup Commercial Mortgage Trust, Series 2006-FL2, Class A1–144A 5.39%, due 11/15/2036	497	497
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class IA1 4.90%, due 10/25/2035	1,903	1,888
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A1 5.37%, due 10/25/2036 *	915	915
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2 5.42%, due 10/25/2036 *	1,300	1,299
Citigroup Mortgage Loan Trust, Inc., Series 2006-WMC1, Class A2A 5.40%, due 12/25/2035 *	269	269
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1 6.00%, due 10/25/2032	13	13
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8 4.50%, due 06/25/2035	604	597
Countrywide Alternative Loan Trust, Series 2005-81, Class A1 5.60%, due 02/25/2037 *	897	900
Countrywide Alternative Loan Trust, Series 2007-OA6, Class A1B 5.52%, due 05/25/2037 m	1,800	1,800
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M 3.82%, due 10/19/2032 *	73	73

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 3

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 12A1 4.71%, due 08/25/2034 *	$876	$872
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2 5.59%, due 05/25/2034 *	6	6
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-R1, Class 2A–144A 6.50%, due 11/25/2034	1,105	1,131
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1–144A 5.66%, due 06/25/2035 *	3,097	3,110
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1, Class A1 5.95%, due 03/25/2032	2	2
Credit-Based Asset Servicing and Securitization LLC, Series 2007-SP1, Class A1 5.41%, due 12/25/2037 *	1,757	1,756
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class A1 5.40%, due 02/25/2037 *	1,255	1,255
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1, Class A3B 5.39%, due 01/25/2047 *	1,651	1,651
GS Mortgage Securities Corp. II, Series 1998-C1, Class A2 6.62%, due 10/18/2030	1,022	1,031
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.54%, due 09/25/2035 *	278	275
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A 5.56%, due 03/19/2037 *	2,624	2,629
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A 5.51%, due 01/19/2038 *	1,208	1,209
Harborview Mortgage Loan Trust, Series 2006-122, Class A1A1 5.41%, due 01/19/2038 *	1,050	1,051

	Principal	Value
Harborview Mortgage Loan Trust, Series 2007-1, Class 2A1A 5.45%, due 04/19/2038 *	$2,069	$2,068
HSI Asset Securitization Corp. Trust, Series 2007-OPT1, Class 2A1 5.37%, due 02/25/2037 *	1,860	1,860
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A 5.41%, due 11/25/2046 *	1,167	1,167
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A5 4.77%, due 07/25/2035 *	1,935	1,919
Lehman XS Trust, Series 2006-10N, Class 1A1A 5.40%, due 07/25/2046 *	686	686
Mellon Residential Funding Corp., Series 2000-TBC3, Class A1 5.76%, due 12/15/2030 *	777	780
Morgan Stanley Capital I, Series 2007-XLFA, Class A1–144A 5.38%, due 10/15/2020 *m	1,825	1,825
Newcastle Mortgage Securities Trust, Series 2006-1, Class A1 5.39%, due 03/25/2036 *	506	505
Residential Accredit Loans, Inc., Series 2006-QO3, Class A1 5.53%, due 04/25/2046 *	927	925
Residential Accredit Loans, Inc., Series 2006-QO7, Class 3A1 5.42%, due 09/25/2046 *m	1,105	1,104
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1 5.39%, due 11/25/2036 *	1,174	1,174
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, due 03/25/2032	13	12
Sequoia Mortgage Trust, Series 10, Class 2A1 5.70%, due 10/20/2027 *	70	70
Small Business Administration Participation, Series 2003-201 5.13%, due 09/01/2023	77	77
Small Business Administration, Series 2004-20C 4.34%, due 03/01/2024	491	468

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 4

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-19, Class 2A1 6.41%, due 01/25/2035 *m	$406	$408
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1 5.65%, due 09/19/2032 *	44	44
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1 5.60%, due 02/25/2036 m	868	867
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1 5.54%, due 05/25/2036 *	972	973
TBW Mortgage Backed Pass Through Certificates, Series 2006-6, Class A1 5.43%, due 01/25/2037 *	1,274	1,274
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1 5.43%, due 12/25/2036 *	1,374	1,373
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A2 5.68%, due 04/15/2034	686	688
Wachovia Bank Commercial Mortgage Trust, Series 2006-WHL7, Class A1 5.41%, due 09/15/2021 *	1,659	1,659
Washington Mutual, Inc., Series 2002-AR9, Class 1A 6.41%, due 08/25/2042 *	36	36
Washington Mutual, Inc., Series 2006-AR19, Class 1A1A 5.71%, due 01/25/2047 *m	1,472	1,476
Washington Mutual, Inc., Series 2006-AR9, Class 2A 5.88%, due 08/25/2046 *	1,032	1,038
Washington Mutual, Series 2002-AR10, Class A6 4.82%, due 10/25/2032 *	12	12
Washington Mutual, Series 2002-AR2, Class A 5.63%, due 02/27/2034 *	37	37
Washington Mutual, Series 2003-R1, Class A1 5.86%, due 12/25/2027 *	1,419	1,419
Wells Fargo Mortgage Backed Securities Trust, Series 2003-13, Class A5 4.50%, due 11/25/2018	841	823

	Principal	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A2 5.53%, due 08/25/2036 *	$510	$508
Total Mortgage-Backed Securities (cost: $57,255)		57,305
ASSET-BACKED SECURITIES (16.8%)
Accredited Mortgage Loan Trust, Series 2007-1, Class A1 5.37%, due 02/25/2037 *	1,850	1,850
ACE Securities Corp., Series 2006-NC1, Class A2B
5.39%, due 12/25/2035 *	354	355
5.47%, due 12/25/2035 *	1,100	1,100
ACE Securities Corp., Series 2006-NC3, Class A2A 5.37%, due 12/25/2036 *	644	644
American Express Credit Account Master Trust, Series 2005-3, Class A 5.32%, due 01/18/2011 *	2,400	2,397
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A 5.61%, due 07/25/2032 *	4	4
Argent Securities, Inc., Series 2006-M3, Class A2A 5.37%, due 10/25/2036 *	883	883
Argent Securities, Inc., Series 2006-W1, Class A2A 5.40%, due 03/25/2036 *	281	281
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 5.67%, due 06/25/2034 *	629	630
Asset Backed Funding Certificates, Series 2006-HE1, Class A2A 5.38%, due 01/25/2037 *	1,305	1,305
Asset Backed Funding Certificates, Series 2006-OPT2, Class A3A 5.38%, due 10/25/2036 *	824	824
Bank One Issuance Trust, Series 2002-1A, Class A 5.43%, due 01/15/2010 *	1,600	1,600
Bank One Issuance Trust, Series 2004-4A, Class A 5.36%, due 02/16/2010 *	2,600	2,600
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1 5.65%, due 10/25/2032 *	33	33

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 5

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Bear Stearns Asset Backed Securities, Inc., Series 2007-AQ1, Class A1 5.43%, due 11/25/2036 *	$1,837	$1,837
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1 5.37%, due 10/25/2036 *	1,378	1,377
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2A–144A 5.36%, due 12/25/2036 *	2,006	2,006
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF1 5.45%, due 07/25/2036 *	203	203
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1 5.37%, due 05/25/2037 *	2,706	2,705
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1 5.40%, due 06/25/2037 *	1,866	1,865
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1–144A 5.48%, due 02/25/2036 *	365	365
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A1 5.37%, due 07/25/2037 *	2,042	2,042
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1 5.40%, due 05/25/2037 m	400	400
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A 5.39%, due 01/25/2037 *	1,978	1,978
Credit-Based Asset Servicing and Securitization, Series 2005-CB4, Class AV1 5.42%, due 08/25/2035 *	245	245
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF1, Class A2C 5.69%, due 12/25/2034 *	1,197	1,198
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2A 5.36%, due 01/25/2038 *	1,724	1,724
Fremont Home Loan Trust, Series 2006-E, Class 2A1 5.38%, due 01/25/2037 *	1,399	1,397
GSAMP Trust, Series 2006-S2, Class A1A 5.39%, due 01/25/2036 *	360	360

	Principal	Value
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V 5.39%, due 03/20/2036 *	$511	$511
Home Equity Asset Trust, Series 2002-1, Class A4 5.92%, due 11/25/2032 *	1	1
Honda Auto Receivables Owner Trust, Series 2006-3, Class A1 5.34%, due 11/15/2007	445	445
Honda Auto Receivables Owner Trust, Series 2007-1, Class A1 5.32%, due 03/18/2008	3,583	3,583
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A1 5.40%, due 12/25/2035 *	298	298
Hyundai Auto Receivables Trust, Series 2006-B, Class A1 5.35%, due 11/15/2007	207	207
Indymac Residential Asset Backed Trust, Series 2006-A, Class A1 5.41%, due 03/25/2036 *	414	414
JP Morgan Mortgage Acquisition Corp., Series 2006-CH1, Class A2 5.37%, due 11/25/2028 *	762	762
JP Morgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2 5.37%, due 10/25/2036 *	3,090	3,087
Lehman XS Trust, Series 2006-16N, Class A1A 5.40%, due 11/25/2046 *	1,080	1,080
Lehman XS Trust, Series 2006-17, Class WF11 5.44%, due 11/25/2036 *	911	912
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A1 5.38%, due 10/25/2036 *	1,039	1,039
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class IIA1 5.41%, due 01/25/2036 *	752	752
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A1 5.43%, due 11/25/2035 *	351	351
MBNA Credit Card Master Note Trust, Series 2002-4B, Class B 5.82%, due 03/15/2010 *	1,100	1,102
MBNA Credit Card Master Note Trust, Series 2002-A9, Class A9 5.45%, due 12/15/2009 *	2,600	2,601

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 6

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
MBNA Credit Card Master Note Trust, Series 2003-A3, Class A3 5.44%, due 08/16/2010 *	$2,100	$2,102
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A 5.39%, due 08/25/2036 *	1,273	1,272
Mid-State Trust, Series 4, Class A 8.33%, due 04/01/2030	393	414
Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A 5.37%, due 09/25/2036 *	1,007	1,006
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A 5.37%, due 10/25/2036 *	1,218	1,217
Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2A 5.36%, due 01/25/2037 *	1,998	1,998
Morgan Stanley ABS Capital I, Series 2007-NC1, Class A2A 5.37%, due 11/25/2036 *	1,764	1,763
Morgan Stanley Home Equity Loans, Series 2007-1, Class A1 5.37%, due 12/25/2036	3,176	3,176
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A1A 5.39%, due 02/25/2047 *	2,147	2,148
Nelnet Student Loan Trust, Series 2005-2, Class A2 5.36%, due 12/22/2014 *	628	628
NSTAR, Series 2007-A, Class A1 5.38%, due 03/25/2037	1,623	1,623
Option One Mortgage Loan Trust, Series 2007-1, Class 2A1 5.37%, due 01/25/2037 *	1,623	1,623
Park Place Securities, Inc., Series 2005-WCW1, Class A1B 5.58%, due 09/25/2035 *	162	162
Quest Trust, Series 2004-X2, Class A–144A 5.88%, due 06/25/2034 *	8	8
RACERS Series 1997-R-8-3–144A 5.66%, due 08/15/2007 *§m	300	300
Residential Asset Mortgage Products, Inc., Series 2006-NC1, Class A1 5.40%, due 01/25/2036 *	133	133
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1 5.40%, due 01/25/2036 *	267	267

	Principal	Value
Residential Asset Securities Corp., Series 2006-EMX1, Class A1 5.40%, due 01/25/2036 *	$325	$325
Residential Asset Securities Corp., Series 2006-KS5, Class A1 5.39%, due 07/25/2036 *	590	590
Residential Asset Securities Corp., Series 2006-KS9, Class A11 5.39%, due 11/25/2036 *	1,179	1,179
Residential Asset Securities Corp., Series 2007-KS2, Class AI1 5.39%, due 02/25/2037	2,781	2,781
Saxon Asset Securities Trust, Series 2006-3, Class A1 5.38%, due 11/25/2036 *	886	885
SBI Heloc Trust, Series 2006-1, Class 1A2A-144A 5.49%, due 08/25/2036 *	159	159
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A 5.38%, due 12/25/2036 *	1,667	1,667
SLM Student Loan Trust, Series 2006-9, Class A1 5.33%, due 10/25/2012 *	578	578
SLM Student Loan Trust, Series 2007-1, Class A1 5.33%, due 04/25/2012 *	931	932
SLM Student Loan Trust, Series 2007-3, Class A1 5.35%, due 10/27/2014	2,326	2,326
Small Business Administration, Series 2004-P10, Class A 4.50%, due 02/10/2014	216	210
Soundview Home Equity Loan Trust, Series 2006-3, Class A1 5.36%, due 11/25/2036 *	1,089	1,088
Structured Asset Securities Corp., Series 2002-HF1, Class A 5.61%, due 01/25/2033 *	4	4
Structured Asset Securities Corp., Series 2006-BC3, Class A2 5.37%, due 10/25/2036 *	1,046	1,046
Structured Asset Securities Corp., Series 2006-BC6, Class A2 5.40%, due 01/25/2037 *	1,440	1,440

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 7

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Triad Auto Receivables Owner Trust, Series 2006-C, Class A1 5.34%, due 11/13/2007	$51	$51
Wells Fargo Home Equity Trust, Series 2005-3, Class AII1 5.43%, due 11/25/2035 *	669	669
Wells Fargo Home Equity Trust, Series 2006-3, Class A1 5.37%, due 01/25/2037 *	1,435	1,435
Total Asset-Backed Securities (cost: $88,577)		88,558
MUNICIPAL BONDS (0.6%)
Revenue–Education (0.0%)
Chicago, IL, Board of Education 5.00%, due 12/01/2012	255	271
Revenue–Tobacco (0.1%)
Tobacco Settlement Financing Corp., LA 5.88%, due 05/15/2039	40	43
Tobacco Settlement Financing Corp., VA 5.25%, due 06/01/2019	200	209
5.50%, due 06/01/2026	200	213
Revenue–Transportation (0.5%)
Chicago, IL, Drivers Series 1287 5.84%, due 01/01/2014 *	2,430	2,617
Total Municipal Bonds (cost: $3,186)		3,353
CORPORATE DEBT SECURITIES (20.5%)
Air Transportation (0.1%)
Continental Airlines, Inc. 7.06%, due 09/15/2009	200	207
UAL Corp. 6.20%, due 09/01/2008	144	146
6.60%, due 09/01/2013	63	64
Amusement & Recreation Services (0.2%)
Mandalay Resort Group 6.50%, due 07/31/2009	200	203
Mirage Resorts, Inc. 6.75%, due 02/01/2008	1,000	1,005
Automotive (0.5%)
DaimlerChrysler NA Holding Corp., (MTN) 5.69%, due 03/13/2009 *	300	301
DaimlerChrysler NA Holding Corp., Series E, (MTN) 5.89%, due 10/31/2008 *	2,000	2,010
General Motors Acceptance Corp. 5.85%, due 01/14/2009	300	297

	Principal		Value
Business Credit Institutions (0.5%)
General Electric Capital Corp., Series G, (MTN) 5.37%, due 03/12/2010 *		$2,800	$2,800
Chemicals & Allied Products (0.1%)
Equistar Chemicals, LP/Equistar Funding Corp. 10.13%, due 09/01/2008		600	633
Commercial Banks (8.8%)
Bank of America NA 5.35%, due 12/18/2008 *		1,600	1,600
5.36%, due 02/27/2009 *		3,000	3,000
Bank of Ireland 5.36%, due 12/19/2008 *		1,600	1,601
Banque Nationale de Paris/New York 5.26%, due 05/28/2008 *		1,500	1,500
BNP Paribas NY Branch CD 5.26%, due 04/03/2008		1,000	1,000
China Development Bank 5.00%, due 10/15/2015		100	99
European Investment Bank 2.13%, due 09/20/2007	JPY	200,000	1,683
Export-Import Bank of China–144A 5.25%, due 07/29/2014		250	250
Export-Import Bank Of Korea–144A 5.57%, due 10/04/2011 *		2,500	2,500
Fortis Bank SA/NV–New York, NY 5.27%, due 04/28/2008 *		2,800	2,801
5.30%, due 09/30/2008 *		2,400	2,399
General Electric Capital Corp., (MTN) 5.43%, due 01/20/2010 *		2,000	2,003
HSBC Capital Funding LP–144A 10.18%, due 06/30/2030 (a)(b)		150	219
KBC Bank Fund Trust III Preferred–144A 9.86%, due 11/02/2009 (a)(b)		15	17
Nordea Bank Finland PLC/New York, NY 5.30%, due 05/28/2008 *		1,500	1,500
Nykredit Realkredit A/S 4.83%, due 10/01/2038 *	DKK	2,900	519
4.83%, due 10/01/2038 *	DKK	2,888	521
Rabobank Capital Funding II–144A 5.26%, due 12/31/2013 (a)(b)		210	205
Rabobank Capital Funding Trust III–144A 5.25%, due 10/21/2016 (a)(b)		280	270
Rabobank Nederland, Series E 0.20%, due 06/20/2008	JPY	449,000	3,731
Rabobank Nederland–144A 5.38%, due 01/15/2009 *		1,100	1,100

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 8

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
Commercial Banks (continued)
Realkredit Danmark A/S 5.00%, due 10/01/2038 *	DKK	2,986	$539
Realkredit Danmark A/S, Series 83D 5.00%, due 10/01/2038 *	DKK	8,595	1,542
Royal Bank of Canada/New York 5.38%, due 06/30/2008 *		$1,600	1,601
Santander US Debt SA Unipersonal, Senior Note–144A 5.41%, due 11/20/2009 *		1,500	1,504
Santander US Debt SA Unipersonal–144A 5.42%, due 02/06/2009 *		1,100	1,102
Skandinav Enskilda BK/NY 5.27%, due 10/03/2007 *		1,400	1,400
Skandinaviska Enskilda Banken AB/New York, NY 5.34%, due 08/21/2008		2,200	2,200
Societe Generale/New York 5.27%, due 03/28/2008 *		2,000	2,001
Sumitomo Mitsui Banking–144A 5.63%, due 10/15/2015 (a)(b)		150	148
Unicredit Luxembourg Finance SA–144A 5.41%, due 10/24/2008 *		1,300	1,300
Unicredito Italiano/New York 5.36%, due 05/29/2008 *		1,600	1,600
VTB Capital SA for Vneshtorgbank–144A 5.96%, due 08/01/2008 *		700	701
Wachovia Bank NA/Old 5.36%, due 02/23/2009 *		2,300	2,300
Department Stores (0.3%)
Wal-Mart Stores, Inc. 5.25%, due 06/16/2008 *		1,600	1,599
Electric Services (0.7%)
CMS Energy Corp., Senior Note 9.88%, due 10/15/2007		1,000	1,016
Florida Power Corp. 4.80%, due 03/01/2013		450	440
Mission Energy Holding Co. 13.50%, due 07/15/2008		1,000	1,092
NRG Energy, Inc. 7.25%, due 02/01/2014		600	621
PSEG Power LLC 6.95%, due 06/01/2012		210	225
TXU Energy Co. LLC–144A 5.85%, due 09/16/2008 *		100	100

	Principal	Value
Electric, Gas & Sanitary Services (0.1%)
Entergy Gulf States, Inc. 5.70%, due 06/01/2015	$200	$197
Niagara Mohawk Power Corp. 7.75%, due 10/01/2008	250	258
Waste Management, Inc. 6.38%, due 11/15/2012	75	79
Food & Kindred Products (0.5%)
Kellogg Co. 6.60%, due 04/01/2011	2,000	2,100
Reynolds American, Inc., Senior Note 7.63%, due 06/01/2016 †	200	219
Food Stores (0.2%)
Albertsons LLC, Senior Note 6.95%, due 08/01/2009	1,200	1,236
Gas Production & Distribution (0.3%)
Ras Laffan Liquefied Natural Gas Co., Ltd.–144A 3.44%, due 09/15/2009	48	47
SEMCO Energy, Inc., Senior Note 7.13%, due 05/15/2008	1,100	1,110
Sonat, Inc. 7.63%, due 07/15/2011	370	398
Southern Natural Gas Co. 8.00%, due 03/01/2032	100	120
Holding & Other Investment Offices (0.4%)
Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note 8.75%, due 05/01/2009	700	740
6.75%, due 06/01/2010	1,500	1,534
Hotels & Other Lodging Places (0.1%)
Park Place Entertainment Corp. 7.50%, due 09/01/2009	350	364
Instruments & Related Products (0.2%)
Xerox Corp., Senior Note 9.75%, due 01/15/2009	1,100	1,178
Insurance (0.5%)
American International Group, Inc.–144A 5.35%, due 06/23/2008 *	2,300	2,300
Mortgage Bankers & Brokers (0.2%)
C8 Capital SPV, Ltd.–144A 6.64%, due 12/31/2014 (a)(b)	1,000	1,003
Petroleum Export/Cayman–144A 5.27%, due 06/15/2011	150	147

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 9

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Motion Pictures (0.0%)
Time Warner, Inc. 6.88%, due 05/01/2012	$20	$21
Oil & Gas Extraction (0.1%)
Gaz Capital for Gazprom 8.63%, due 04/28/2034	500	651
Paper & Allied Products (0.2%)
Bowater Canada Finance Corp. 7.95%, due 11/15/2011	1,210	1,183
Personal Credit Institutions (3.0%)
American Honda Finance Corp., (MTN)–144A 5.40%, due 03/09/2009 *	2,000	2,004
Ford Motor Credit Co. 4.95%, due 01/15/2008	400	396
7.25%, due 10/25/2011	1,100	1,077
7.00%, due 10/01/2013	700	662
General Motors Acceptance Corp. 4.38%, due 12/10/2007	300	297
HSBC Finance Corp. 5.43%, due 03/12/2010 *	2,400	2,400
6.38%, due 10/15/2011	4,500	4,693
HSBC Finance Corp., (MTN) 5.49%, due 12/05/2008 *	2,100	2,105
SLM Corp., Series X, (MTN)–144A 5.33%, due 04/18/2008 *m	2,000	1,986
Petroleum Refining (0.0%)
Enterprise Products Operating, LP 4.95%, due 06/01/2010	100	99
Security & Commodity Brokers (1.5%)
Citigroup, Inc. 5.39%, due 12/26/2008 *	1,500	1,500
Lehman Brothers Holdings, Inc. 5.40%, due 12/23/2008 *	1,600	1,601
Lehman Brothers Holdings, Inc., (MTN) 5.45%, due 10/22/2008 *	200	200
Merrill Lynch & Co., Inc. 5.40%, due 10/23/2008 *	1,300	1,300
5.38%, due 12/22/2008 *	300	300
Morgan Stanley 5.81%, due 10/18/2016 *	2,800	2,805
Stone, Clay & Glass Products (0.2%)
Owens-Brockway 8.88%, due 02/15/2009	1,100	1,122

	Principal		Value
Telecommunications (1.6%)
BellSouth Corp.–144A 4.24%, due 04/26/2008		$4,300	$4,259
Cingular Wireless LLC 6.50%, due 12/15/2011		180	190
Deutsche Telekom International Finance BV 8.13%, due 05/29/2012 (c)	EUR	124	195
France Telecom SA 6.75%, due 03/14/2008 (d)	EUR	307	427
KT Corp.–144A 4.88%, due 07/15/2015		200	192
Nippon Telegraph & Telephone Corp. 2.50%, due 07/25/2007	JPY	190,000	1,597
Qwest Capital Funding, Inc. 6.38%, due 07/15/2008 †		1,000	1,004
SBC Communications, Inc. 4.13%, due 09/15/2009		575	562
Tobacco Products (0.2%)
Reynolds American, Inc., Senior Secured Note 7.75%, due 06/01/2018 †		1,000	1,110
Total Corporate Debt Securities (cost: $107,634)			108,183
LOAN ASSIGNMENTS (0.3%)
Medical Instruments & Supplies (0.3%)
HCA, Inc., Series B 7.60%, due 11/14/2013 m		1,496	1,514
Total Loan Assignments (cost: $1,496)			1,514
	Shares		Value
PREFERRED STOCKS (0.2%)
Commercial Banks (0.2%)
DG Funding Trust–144A *§		119	$1,258
Total Preferred Stocks (cost: $1,266)			1,258
COMMON STOCKS (0.2%)
Health Services (0.2%)
Health Management Associates, Inc.–Class A m		1,100,000	1,106
Total Common Stocks (cost: $1,100)			1,106

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 10

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.7%)
U.S. Treasury Bill 4.89%, due 06/14/2007 ❖	$900	$895
4.90%, due 06/14/2007	1,250	1,243
4.96%, due 06/14/2007	1,575	1,565
Total Short-Term U.S. Government Obligations (cost: $3,703)		3,703
COMMERCIAL PAPER (17.8%)
Commercial Banks (16.5%)
Abbey National North America LLC 5.23%, due 06/08/2007	10,600	10,541
Bank of Ireland–144A 5.24%, due 05/02/2007	1,500	1,500
Danske Corp. 5.22%, due 07/06/2007	12,900	12,777
5.21%, due 08/20/2007	400	394
General Electric Capital Corp. 5.21%, due 06/06/2007	12,400	12,335
Skandinaviska Enskilda Banken AB–144A 5.20%, due 08/20/2007	11,800	11,611
5.20%, due 08/21/2007	400	393
Societe Generale North America, Inc. 5.23%, due 05/04/2007	5,900	5,897
5.20%, due 08/07/2007	2,300	2,267
UBS Finance Delaware LLC 5.23%, due 05/15/2007	10,700	10,678
5.22%, due 06/25/2007	3,300	3,274
5.23%, due 07/19/2007	500	494
5.20%, due 08/02/2007	1,100	1,085
Unicredito Italiano Bank, Ireland 5.23%, due 05/22/2007	9,200	9,172
Westpac Banking Corp.–144A 5.17%, due 10/15/2007	5,100	4,978
Holding & Other Investment Offices (0.3%)
DaimlerChrysler North America Holding Corp. 5.35%, due 06/22/2007	1,600	1,588
Security & Commodity Brokers (1.0%)
IXIS Commercial Paper–144A 5.24%, due 05/04/2007	5,200	5,198
Total Commercial Paper (cost: $94,182)		94,182
CERTIFICATES OF DEPOSIT (2.7%)
Barclays Bank PLC, NY 5.28%, due 03/17/2008 *	4,800	4,799
Royal Bank of Scotland NY 5.27%, due 03/26/2008	4,800	4,799
Societe Generale NY 5.27%, due 03/26/2008	4,800	4,799
Total Certificates Of Deposit (cost: $14,397)		14,397

	Contracts◆	Value
PURCHASED OPTIONS (0.2%)
Covered Call Options (0.1%)
90-Day Euro Dollar Futures Call Strike $95.25 Expires 06/18/2007	226	$1
90-Day Euro Dollar Futures Call Strike $95.25 Expires 03/17/2008	184	110
JPY Currency Future § Call Strike $121.00 Expires 01/18/2008	1,500,000	10
JPY Currency Future § Call Strike $103.80 Expires 03/17/2010	2,400,000	144
JPY Currency Future § Call Strike $104.00 Expires 03/17/2010	4,100,000	241
JPY Currency Future § Call Strike $105.40 Expires 03/31/2010	1,900,000	97
Put Options (0.1%)
90-Day Euro Dollar Futures Put Strike $91.25 Expires 06/18/2007	230	1
90-Day Euro Dollar Futures Put Strike $90.75 Expires 09/17/2007	80	1
90-Day Euro Dollar Futures Put Strike $91.25 Expires 09/17/2007	137	1
90-Day Euro Dollar Futures Put Strike $91.50 Expires 09/17/2007	331	2
90-Day Euro Dollar Futures Put Strike $91.50 Expires 12/17/2007	600	4
90-Day Euro Dollar Futures Put Strike $91.75 Expires 03/17/2008	221	1
90-Day Euro Dollar Futures Put Strike $93.00 Expires 03/17/2008	392	3
90-Day Euro Dollar Futures Put Strike $92.75 Expires 03/17/2008	124	1

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 11

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Contracts◆	Value
Put Options (continued)
90-Day Euro Dollar Futures Put Strike $92.50 Expires 06/16/2008	409	$3
Fannie Mae TBA § Put Strike $91.00 Expires 06/05/2007	6,000,000	—	☐
Fannie Mae TBA § Put Strike $86.00 Expires 06/05/2007	10,000,000	—	☐
Fannie Mae TBA §m Put Strike $89.00 Expires 06/05/2007	35,000,000	—	☐
JPY Currency Future § Put Strike $103.80 Expires 03/17/2010	2,400,000	76
JPY Currency Future § Put Strike $104.00 Expires 03/17/2010	4,100,000	133
JPY Currency Future § Put Strike $105.40 Expires 03/31/2010	1,900,000	70
Total Purchased Options (cost: $1,011)		899
	Notional Amount	Value
PURCHASED SWAPTIONS (0.3%)
Covered Call Swaptions (0.3%)
EURIBOR Rate Swaption §m Call Strike $3.96 Expires 07/04/2009	$24,000	$—	☐
GBP-LIBOR Rate Swaption §m Call Strike $5.06 Expires 06/15/2007	7,000	—	☐
GBP-LIBOR Rate Swaption §m Call Strike $5.18 Expires 09/14/2007	22,200	6
LIBOR Rate Swaption §m Call Strike $5.50 Expires 06/30/2007	27,700	275
LIBOR Rate Swaption §m Call Strike $4.85 Expires 07/02/2007	15,900	1
LIBOR Rate Swaption §m Call Strike $5.25 Expires 07/02/2007	33,200	191

	Notional Amount	Value
Covered Call Swaptions (continued)
LIBOR Rate Swaption §m Call Strike $5.00 Expires 08/08/2007	$275,600	$208
LIBOR Rate Swaption §m Call Strike $4.90 Expires 08/08/2007	17,500	8
LIBOR Rate Swaption §m Call Strike $4.90 Expires 10/25/2007	10,100	41
LIBOR Rate Swaption §m Call Strike $5.00 Expires 12/20/2007	12,500	76
LIBOR Rate Swaption §m Call Strike $5.00 Expires 02/01/2008	12,500	83
LIBOR Rate Swaption §m Call Strike $4.75 Expires 02/01/2008	14,400	30
LIBOR Rate Swaption §m Call Strike $4.75 Expires 03/31/2008	46,100	230
LIBOR Rate Swaption §m Call Strike $5.37 Expires 07/05/2009	22,400	173
LIBOR Rate Swaption §m Call Strike $5.20 Expires 01/25/2010	21,200	222
Put Swaptions (0.0%)
LIBOR Rate Swaption §m Put Strike $5.20 Expires 01/25/2010	21,200	151
Total Purchased Swaptions (cost: $1,909)		1,695
	Principal	Value
SECURITY LENDING COLLATERAL (0.5%)
Debt (0.5%)
Bank Notes (0.0%)
Bank of America 5.31%, due 05/17/2007 *	$76	$76
5.27%, due 06/18/2007 *	76	76
Commercial Paper (0.1%)
Bear Stearns & Co. 5.31%, due 07/10/2007	30	30
CAFCO LLC–144A 5.29%, due 05/31/2007	30	30

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 12

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Charta LLC–144A 5.30%, due 05/09/2007	$20	$20
5.29%, due 06/13/2007	15	15
Compass Securitization LLC–144A 5.29%, due 05/25/2007	15	15
CRC Funding LLC–144A 5.28%, due 05/16/2007	15	15
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	15	15
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007	15	15
5.28%, due 05/24/2007	15	15
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	30	30
Liberty Street–144A 5.29%, due 05/03/2007	30	30
Morgan Stanley 5.32%, due 08/01/2007	30	30
Old Line Funding LLC–144A 5.30%, due 05/15/2007	30	30
Paradigm Funding LLC–144A 5.28%, due 05/22/2007	60	60
5.30%, due 05/29/2007	15	15
5.29%, due 05/31/2007	15	15
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007	15	15
5.29%, due 05/17/2007	15	15
5.28%, due 06/01/2007	15	15
5.29%, due 06/19/2007	20	20
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	23	23
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	15	15
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	31	31
Yorktown Capital LLC 5.30%, due 05/14/2007	15	15
Euro Dollar Overnight (0.1%)
Bank of Nova Scotia 5.28%, due 05/01/2007	15	15
Citigroup 5.31%, due 05/04/2007	31	31
Deutsche Bank 5.28%, due 05/03/2007	31	31
First Tennessee National Corp. 5.31%, due 05/02/2007	31	31

	Principal	Value
Euro Dollar Overnight (continued)
National Australia Bank 5.30%, due 05/01/2007	$31	$31
Rabobank Nederland 5.30%, due 05/01/2007	31	31
Royal Bank of Canada 5.30%, due 05/01/2007	31	31
Royal Bank of Scotland 5.29%, due 05/07/2007	15	15
Societe Generale 5.31%, due 05/01/2007	31	31
Svenska Handlesbanken 5.31%, due 05/01/2007	58	58
Euro Dollar Terms (0.2%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	31	31
Bank of Montreal 5.28%, due 05/18/2007	15	15
Bank of Nova Scotia 5.28%, due 05/09/2007	21	21
Barclays 5.29%, due 05/07/2007	31	31
5.30%, due 05/16/2007	31	31
5.29%, due 05/21/2007	15	15
5.30%, due 06/04/2007	15	15
5.29%, due 06/08/2007	31	31
Calyon 5.30%, due 05/17/2007	15	15
5.31%, due 05/24/2007	31	31
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007	46	46
5.28%, due 05/29/2007	15	15
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	31	31
Deutsche Bank 5.30%, due 05/15/2007	31	31
Fortis Bank 5.28%, due 05/21/2007	46	46
5.28%, due 05/25/2007	46	46
5.30%, due 06/25/2007	31	31
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	46	46
Royal Bank of Scotland 5.30%, due 05/08/2007	31	31
5.30%, due 05/09/2007	15	15
5.31%, due 05/25/2007	31	31

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 13

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	$15	$15
Swedbank AB 5.30%, due 05/11/2007	31	31
Toronto Dominion Bank 5.28%, due 05/10/2007	31	31
UBS AG 5.28%, due 06/01/2007	31	31
5.29%, due 06/12/2007	61	61
5.29%, due 06/15/2007	46	46
5.29%, due 06/18/2007	76	76
Repurchase Agreements (0.1%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $85 on 05/01/2007	85	85
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $336 on 05/01/2007	336	336
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $147 on 05/01/2007	147	147
Total Security Lending Collateral (cost: $2,450)		2,450
Total Investment Securities (cost: $686,578) #		$687,257
	Contracts◆	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10-Year U.S. Treasury Note Future Call Strike $110.00 Expires 05/25/2007	162	$(5)
EURO Dollar 1-Year MID-CRV June 2008 Future Call Strike $95.75 Expires 06/15/2007	226	(10)
Total Written Options (premiums: $154)		$(15)
	Notional Amount	Value
WRITTEN SWAPTIONS (-0.3%)
Covered Call Swaptions (-0.3%)
EURIBOR Rate Swaption m Call Strike $4.10 Expires 07/04/2012	$10,200	$(6)
GBP-LIBOR Rate Swaption m Call Strike $4.85 Expires 06/15/2007	2,000	— ☐

	Notional Amount	Value
Covered Call Swaptions (continued)
GBP-LIBOR Rate Swaption m Call Strike $4.85 Expires 09/14/2007	$6,300	$(5)
LIBOR Rate Swaption m Call Strike $5.60 Expires 06/30/2007	12,000	(323)
LIBOR Rate Swaption m Call Strike $4.95 Expires 07/02/2007	3,400	(15)
LIBOR Rate Swaption m Call Strike $5.50 Expires 07/02/2007	7,300	(190)
LIBOR Rate Swaption m Call Strike $5.37 Expires 07/02/2007	14,400	(251)
LIBOR Rate Swaption m Call Strike $4.90 Expires 08/08/2007	49,600	(235)
LIBOR Rate Swaption m Call Strike $4.90 Expires 08/08/2007	2,900	(12)
LIBOR Rate Swaption m Call Strike $5.01 Expires 10/25/2007	4,400	(42)
LIBOR Rate Swaption m Call Strike $5.15 Expires 12/20/2007	5,400	(77)
LIBOR Rate Swaption m Call Strike $5.10 Expires 02/01/2008	5,400	(75)
LIBOR Rate Swaption m Call Strike $4.95 Expires 03/31/2008	6,000	(69)
LIBOR Rate Swaption m Call Strike $4.90 Expires 03/31/2008	14,400	(152)
LIBOR Rate Swaption m Call Strike $4.90 Expires 02/05/2013	3,200	(30)
Total Written Swaptions (premiums: $1,483)		$(1,482)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 14

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS:
Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at the notional amount in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012 Counterparty: Lehman Brothers Special Financing, Inc. §	6/20/07		$300	$1
Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: JP Morgan Chase Bank §	5/20/07		300	—	☐
Receive a fixed rate equal to 2.1455% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG m§	10/15/10	EUR	2,100	50
Receive a fixed rate equal to 2.09% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty:BNP Paribas m§	10/15/10	EUR	2,000	43
Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty:Barclays Bank PLC m§	10/15/10	EUR	1,000	22
Receive a floating rate based on 6-month British Pound– LIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty:Barclays Bank PLC §	12/15/35	GBP	5,500	299

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on 6-month British Pound– LIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Deutsche Bank AG §	12/15/35	GBP	2,000	$130
Receive a floating rate based on 6-month Japanese Yen– LIBOR and the Fund will pay a fixed rate equal to 2.00%. Counterparty:Morgan Stanley Capital Services, Inc.	12/20/13	JPY	140,000	(4)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Deutsche Bank AG	12/15/35		$5,900	(158)
Receive a floating rate based on 6-month British Pound– LIBOR and the Fund will pay a fixed rate equal to 4.25%. Counterparty: Goldman Sachs Capital Markets, LP §	6/12/36	GBP	400	34
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound–LIBOR Counterparty: Deutsche Bank AG	9/15/15	GBP	500	(35)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound–LIBOR Counterparty: Goldman Sachs Capital Markets, LP	9/15/15	GBP	500	(34)
Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on 6-month-EURIBOR Counterparty: Morgan Stanley Capital Services, Inc. §	6/18/34	EUR	300	8
Receive a fixed rate equal to 8.86% and the Fund will pay a floating rate based on Mexican Peso TIIE–Banxico. Counterparty: Citibank NA m§	9/12/16	MXN	4,400	23

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 15

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 0.32% and the Fund will pay to the counterparty at the notional amount in the event of default of Morgan Stanley BP, 5.82%, due 10/18/2016. Counterparty: Royal Bank of Scotland PLC §	12/20/16		$2,800	$16
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: UBS AG §	6/18/09		32,900	140
Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%. Counterparty: HSBC Bank USA	12/20/16	EUR	2,900	(14)
Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%. Counterparty: Deutsche Bank AG	12/20/16	EUR	2,600	(13)
Receive a fixed rate equal to 1.00% and the Fund will pay a floating rate based on 6-month Japanese Yen–LIBOR. Counterparty:UBS AG §	9/18/08	JPY	2,000,000	8
Receive a floating rate based on 6-month British Pound– LIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Goldman Sachs Capital Markets, LP §	12/15/35	GBP	6,400	383
Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based on Mexican Peso TIIE–Banxico. Counterparty: Citibank NA m§	9/05/16	MXN	21,100	39

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based on Mexican Peso TIIE–Banxico. Counterparty: Merrill Lynch Capital Services m§	9/05/16	MXN	8,800	$10
Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso TIIE–Banxico. Counterparty: Goldman Sachs Capital Markets, LP m§	11/4/16	MXN	41,700	(19)
Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso TIIE–Banxico. Counterparty: Citibank NA m§	11/4/16	MXN	9,200	19
Receive a fixed rate equal to 7.25% and the Fund will pay a floating rate based on the New Zealand Dollar-Bank Bill Rate–FRA (NZD-BBR-FRA). Counterparty: Citibank NA m	6/15/09	NZD	12,500	(105)
Receive a floating rate based on the 3-month United States Dollar–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: Citibank NA §	6/20/17		$16,000	337
Receive a floating rate based on the 3-month United States Dollar–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	6/20/17		8,200	181
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 7 year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.142%. Counterparty: Morgan Stanley Capital Services, Inc. m§	12/20/12		4,500	1
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar– LIBOR. Counterparty: Lehman Securities, Inc. §	6/20/12		6,800	(46)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 16

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar– LIBOR. Counterparty:Royal Bank of Scotland PLC	6/20/37	$4,200	$(111)
Receive a floating rate based on the 3-month United States Dollar–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty:Royal Bank of Scotland PLC §	6/20/17	14,300	105
Receive a fixed rate equal to 0.463% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index, the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc. m	12/20/15	3,200	(9)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.NA.IG.7 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.65%. Counterparty: Morgan Stanley Capital Services, Inc.	12/20/16	5,400	45
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.NA.IG.7 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.4%. Counterparty: Deutsche Bank AG	12/20/11	6,500	4
Receive from the counterparty at the notional amount in the event of default of Avebury Finance CDO PLC, 9.00%, due 01/08/2051 and the Fund will pay a fixed rate equal to 3.68%. Counterparty: Merrill Lynch International m§	1/8/51	3,000	660

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Barclays Bank PLC §	12/20/08	$800	$2
Receive a fixed rate equal to 0.71% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Barclays Bank PLC §	12/20/08	100	—	☐
Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Deutsche Bank AG §	12/20/08	100	—	☐
Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/07	300	—	☐
Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Deutsche Bank AG §	12/20/07	300	—	☐
Receive a fixed rate equal to 0.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014. Counterparty:Royal Bank of Scotland PLC §	12/20/08	200	—	☐

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 17

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar– LIBOR. Counterparty: Deutsche Bank AG	6/20/37	$4,800	$(175)
Receive a fixed rate equal to 0.29% and the Fund will pay to the counterparty at the notional amount in the event of default of Pemex Project Funding Master Trust, 9.5%, due 9/15/2027. Counterparty: Barclays Bank PLC	12/20/08	1,400	(1)
Receive a fixed rate equal to 0.055% and the Fund will pay to the counterparty at the notional amount in the event of default of American International Group, Inc. 5.60%, due 10/18/2016 Counterparty: Lehman Securities, Inc.	3/20/08	2,800	— ☐
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Barclays Bank PLC §	6/20/12	3,300	(22)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	6/20/37	6,000	(202)
Receive from the counterparty at the notional amount in the event of default of HSBC Finance Corp BP, 6.38%, due 10/15/2011 and the Fund will pay a fixed rate equal to 0.20%. Counterparty: Royal Bank of Scotland PLC	12/20/11	4,900	(15)
Receive from the counterparty at the notional amount in the event of default of Weyerhaeuser Co, 6.75%, due 3/15/2012 and the Fund will pay a fixed rate equal to 0.96%. Counterparty: UBS AG	6/20/17	700	— ☐

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive from the counterparty at the notional amount in the event of default of Kellogg Co, 5.75%, due 2/2/2001 and the Fund will pay a fixed rate equal to 0.11%. Counterparty: Lehman Brothers Special Financing, Inc. §	6/20/11		$2,000	$1
Receive from the counterparty at the notional amount in the event of default of Diamond Offshore Drill, Zero Coupon, due 6/6/2020 and the Fund will pay a fixed rate equal to 0.44%. Counterparty: Citibank NA §	6/20/17		1,400	1
Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP m§	3/15/12	EUR	1,300	5
Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC– Excluding Tobacco- Non-Revised Consumer Price Index. Counterparty: Lehman Brothers Special Financing, Inc. m§	3/15/12	EUR	400	1
Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC– Excluding Tobacco- Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC m§	3/15/12	EUR	1,400	3
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC– Excluding Tobacco- Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP m§	3/30/12	EUR	400	—	☐

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 18

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC– Excluding Tobacco- Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC m§	3/30/12	EUR	400	$— ☐
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC– Excluding Tobacco- Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC m	4/5/12	EUR	300	— ☐
Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC– Excluding Tobacco- Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC m	4/30/12	EUR	500	(1)
Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC– Excluding Tobacco- Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC m	4/10/12	EUR	600	(1)
Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC– Excluding Tobacco- Non-Revised Consumer Price Index. Counterparty: BNP Paribas m	4/10/12	EUR	600	(1)
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC– Excluding Tobacco- Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC m§	3/28/12	EUR	400	— ☐
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Deutsche Bank AG	6/22/09		$44,600	(96)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Barclays Bank PLC	6/22/09		$27,200	$29
Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month Australian Dollar– Bank Bill Rate–BBSW (AUD–BBR-BBSW). Counterparty: Morgan Stanley Capital Services, Inc. m	1/15/10	AUD	34,300	6
Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month Australian Dollar– Bank Bill Rate–BBSW (AUD–BBR-BBSW). Counterparty: Citibank NA m	1/15/10	AUD	17,150	1
Receive a fixed rate equal to 7.25% and the Fund will pay a floating rate based on the New Zealand Dollar–Bank Bill Rate–FRA (NZD–BBR-FRA). Counterparty: UBS AG m	6/15/09	NZD	14,900	(68)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Goldman Sachs Capital Markets, LP	6/20/14		$23,600	(68)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Lehman Brothers Special Financing, Inc.	6/20/14		27,700	364
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: UBS AG §	6/20/12		6,900	(3)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 19

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar–LIBOR. Counterparty: Goldman Sachs Capital Markets, LP	6/22/37		$5,000	$6
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound– LIBOR Counterparty: Barclays Bank PLC	9/15/10	GBP	11,200	(165)
Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Deutsche Bank AG §	12/15/11	EUR	10,800	(18)
Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/15/11	EUR	27,200	224
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound–LIBOR Counterparty:Royal Bank of Scotland PLC	9/15/10	GBP	1,300	(18)
Total Swap Agreements (premium $-1,196)			2,665,450	$1,799
FUTURES CONTRACTS:

	Contracts◆	Settlement Date	Amount		Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	1	06/20/2007	$1,124		$1
10-Year U.S. Treasury Note	224	06/30/2007	24,266		84
2-Year U.S. Treasury Note	(376)	07/05/2007	(76,974)		(12)
3-Month Euro EURIBOR	46	09/17/2007	15,027		(65)
3-Month GBP LIBOR	213	06/18/2008	—	☐	(3)
90-Day Euro Dollar	558	12/17/2007	132,511		(46)
90-Day Euro Dollar	999	03/17/2008	237,725		171
90-Day Euro Dollar	886	06/16/2008	211,134		213
90-Day GBP LIBOR	717	03/19/2008	—	☐	(9)

	Contracts◆	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
90-Day GBP LIBOR	725	03/19/2008	$170,652	$(315)
90-Day GBP LIBOR	511	06/18/2008	120,344	(342)
90-Day GBP LIBOR	55	09/17/2008	12,958	(36)
90-Day GBP LIBOR	128	12/17/2008	30,167	(79)
Euro-BOBL	318	06/12/2007	46,771	(297)
Euro-BUND	(21)	05/24/2007	— ☐	7
Euro-BUND	(21)	05/24/2007	(18)	(11)
Euro-BUND	72	06/10/2007	11,217	(93)
			$936,904	$(832)
FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	132	05/17/2007	$110	$— ☐
Australian Dollar	(239)	05/17/2007	(199)	— ☐
Brazilian Real	368	03/04/2008	170	4
Brazilian Real	4,493	05/03/2007	3,010	133
Brazilian Real	(4,493)	05/03/2007	(3,069)	(74)
Brazilian Real	6,150	06/04/2007	2,848	162
Brazilian Real	(731)	06/04/2007	(342)	(16)
Brazilian Real	4,566	10/02/2007	2,196	1
British Pound Sterling	(4,683)	05/17/2007	(9,252)	(113)
Canadian Dollar	(5,735)	05/17/2007	(4,981)	(211)
Danish Krone	381	06/07/2007	70	— ☐
Danish Krone	(17,329)	06/07/2007	(3,077)	(101)
Euro Dollar	(1,994)	05/24/2007	(2,711)	(13)
Japanese Yen	953,057	05/15/2007	8,027	(39)
Japanese Yen	(1,371,434)	05/15/2007	(11,543)	48
Malaysian Ringgit	1,408	07/10/2007	411	2
Mexican Peso	12,364	03/13/2008	1,099	10
New Zealand Dollar	(124)	05/17/2007	(92)	— ☐
Norwegian Krone	7,113	06/07/2007	1,167	30
Polish Zloty	2,920	09/28/2007	1,011	46
Korean Won	1,020,868	07/18/2007	1,097	2
Korean Won	1,280,420	07/30/2007	1,381	(2)
Russian Rouble	19,420	01/11/2008	752	5
Russian Rouble	28,868	12/07/2007	1,101	24
Singapore Dollar	1,644	07/18/2007	1,088	— ☐
Singapore Dollar	1,035	08/07/2007	687	(1)
			$(9,041)	$(103)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 20

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

§  Security is deemed to be illiquid.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2007.

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $2,390.

(c)  Coupon steps up by 50 BP for each rating downgrade by Standard & Poor's or Moody's for each notch below BBB+/Baa1. Coupon steps down by 50 BP for each rating upgrade above Baa2/BBB.

(d)  Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch above or below A-/A3.

❖  At April 30, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of the security segregated at April 30, 2007, is $3,703, respectively.

††  Cash collateral for the Repurchase Agreements, valued at $583, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

◆  Contract amounts are not in thousands.

☐  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $686,661. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,447 and $1,851, respectively. Net unrealized appreciation for tax purposes is $596.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $57,513 or 10.9% of the net assets of the Fund.

AUD  Australian Dollar

BRL  Brazilian Real

DKK  Danish Krone

EUR  Euro

EURIBOR  Euro Interbank Offer Rate

GBP  Great British Pound

JPY  Japanese Yen

LIBOR  London Interbank Offer Rate

MTN  Medium-Term Note

MXN  Mexican Peso

NZD  New Zealand Dollar

RACERS  Restructured Asset Certificates with Enhanced Returns

REIT  Real Estate Investment Trust

TBA  Mortgage-backed securities traded under delayed delivery commitments.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 21

TA IDEX PIMCO Total Return

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $686,578) (including securities loaned of $2,390)	$687,257
Cash	19,954
Foreign currency (cost: $8,631)	8,719
Receivables:
Investment securities sold	86,379
Shares of beneficial interest sold	931
Interest	1,924
Income from loaned securities	1
Variation margin	716
Swap agreements at value(premium $-1,196)	603
Unrealized appreciation on forward foreign currency contracts	467
Other	8
806,959
Liabilities:
Investment securities purchased	273,586
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	423
Management and advisory fees	286
Transfer agent fees	7
Administration fees	9
Payable for collateral for securities on loan	2,450
Unrealized depreciation on forward foreign currency contracts	570
Written options and swaptions (premiums $1,637)	1,497
Other	30
278,858
Net Assets	$528,101
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$523,669
Undistributed (accumulated) net investment income (loss)	1,316
Undistributed (accumulated) net realized gain (loss) from investment securities, futures contracts, written options and swaptions, swaps and foreign currency transactions	1,342
Net unrealized appreciation (depreciation) on:
Investment securities	679
Futures contracts	(832)
Written options and swaption contracts	140
Swap agreements	1,799
Translation of assets and liabilities denominated in foreign currencies	(12)
Net Assets	$528,101
Net Assets by Class:
Class A	$4,822
Class B	11,000
Class C	4,207
Class I	508,072
Shares Outstanding:
Class A	466
Class B	1,063
Class C	408
Class I	49,175
Net Asset Value Per Share:
Class A	$10.34
Class B	10.34
Class C	10.31
Class I	10.33
Maximum Offering Price Per Share (a):
Class A	$10.86

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$10,209
Dividends	46
Income from loaned securities–net	3
10,258
Expenses:
Management and advisory fees	1,345
Transfer agent fees:
Class A	8
Class B	16
Class C	6
Printing and shareholder reports	8
Custody fees	70
Administration fees	40
Legal fees	3
Audit fees	9
Trustees fees	6
Registration fees	7
Other	3
Total expenses	1,521
Net Investment Income (Loss)	8,737
Net Realized Gain (Loss) from:
Investment securities	945
Futures contracts	876
Written options and swaption contracts	136
Swap agreements	253
Foreign currency transactions	(88)
2,122
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(128)
Futures contracts	(1,505)
Written options and swaption contracts	734
Swap agreements	1,149
Translation of assets and liabilities denominated in foreign currencies	45
295
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts, Written Options and Swaptions, Swaps and Foreign Currency Transactions	2,417
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,154

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 22

TA IDEX PIMCO Total Return

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006(a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$8,737	$9,015
Net realized gain (loss) from investment securities, futures contracts, written options and swaptions, swaps and foreign currency transactions	2,122	(1,790)
Change in unrealized appreciation (depreciation) on investment securities, futures contracts, written options and swaptions, swaps and foreign currency translation	295	3,810
	11,154	11,035
Distributions to Shareholders:
From net investment income:
Class A	(98)	(452)
Class B	(231)	(546)
Class C	(85)	(215)
Class I	(7,618)	(7,090)
	(8,032)	(8,303)
From net realized gains:
Class A	(3)	–
Class B	(7)	–
Class C	(2)	–
Class I	(154)	–
	(166)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	7	218
Class B	5	136
Class C	5	153
Class I	230,898	258,105
	230,915	258,612
Dividends and distributions reinvested:
Class A	89	419
Class B	174	394
Class C	68	182
Class I	7,772	7,090
	8,103	8,085
Cost of shares redeemed:
Class A	(1,156)	(120,452)
Class B	(2,455)	(9,402)
Class C	(652)	(5,225)
Class I	(1,617)	(4)
	(5,880)	(135,083)

	April 30, 2007 (unaudited)	October 31, 2006(a)
Redemption fees:
Class A	$–	$– (b)
Class B	–	– (b)
	–	– (b)
Automatic conversions:
Class A	121	46
Class B	(121)	(46)
	–	–
	233,138	131,614
Net increase (decrease) in net assets	236,094	134,346
Net Assets:
Beginning of period	292,007	157,661
End of period	$528,101	$292,007
Undistributed (accumulated) net investment income (loss)	$1,316	$611
Share Activity:
Shares issued:
Class A	1	21
Class B	– (c)	13
Class C	1	15
Class I	22,483	25,391
	22,485	25,440
Shares issued–reinvested from distributions:
Class A	8	41
Class B	17	39
Class C	6	18
Class I	756	702
	787	800
Shares redeemed:
Class A	(112)	(11,898)
Class B	(238)	(924)
Class C	(63)	(518)
Class I	(157)	–
	(570)	(13,340)
Automatic conversions:
Class A	12	5
Class B	(12)	(5)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(91)	(11,831)
Class B	(233)	(877)
Class C	(56)	(485)
Class I	23,082	26,093
	22,702	12,900

(a)  Class I was offered for investment on November 15, 2005.

(b)  Amount rounds to less than $1.

(c)  Share rounds to less than 1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 23

TA IDEX PIMCO Total Return

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$10.29	$0.20	$0.05	$0.25	$(0.19)	$(0.01)	$(0.20)	$10.34
	10/31/2006	10.16	0.38	0.09	0.47	(0.34)	–	(0.34)	10.29
	10/31/2005	10.48	0.26	(0.17)	0.09	(0.28)	(0.13)	(0.41)	10.16
	10/31/2004	10.52	0.12	0.36	0.48	(0.14)	(0.38)	(0.52)	10.48
	10/31/2003	10.32	0.20	0.39	0.59	(0.25)	(0.14)	(0.39)	10.52
	10/31/2002	10.00	0.13	0.28	0.41	(0.09)	–	(0.09)	10.32
Class B	4/30/2007	10.29	0.21	0.04	0.25	(0.19)	(0.01)	(0.20)	10.34
	10/31/2006	10.18	0.36	0.08	0.44	(0.33)	–	(0.33)	10.29
	10/31/2005	10.48	0.17	(0.16)	0.01	(0.18)	(0.13)	(0.31)	10.18
	10/31/2004	10.51	0.07	0.36	0.43	(0.08)	(0.38)	(0.46)	10.48
	10/31/2003	10.32	0.13	0.38	0.51	(0.18)	(0.14)	(0.32)	10.51
	10/31/2002	10.00	0.09	0.29	0.38	(0.06)	–	(0.06)	10.32
Class C	4/30/2007	10.26	0.21	0.04	0.25	(0.19)	(0.01)	(0.20)	10.31
	10/31/2006	10.15	0.36	0.08	0.44	(0.33)	–	(0.33)	10.26
	10/31/2005	10.47	0.16	(0.16)	–	(0.19)	(0.13)	(0.32)	10.15
	10/31/2004	10.51	0.04	0.38	0.42	(0.08)	(0.38)	(0.46)	10.47
	10/31/2003	10.38	0.13	0.32	0.45	(0.18)	(0.14)	(0.32)	10.51
Class I	4/30/2007	10.28	0.22	0.05	0.27	(0.21)	(0.01)	(0.22)	10.33
	10/31/2006	10.12	0.41	0.12	0.53	(0.37)	–	(0.37)	10.28

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	2.42%	$4,822	1.06%	1.06%	3.98%		405%
	10/31/2006	4.72	5,735	1.21	1.21	3.77	(i)	544
	10/31/2005	0.86	125,910	1.20	1.20	2.55	(i)	459
	10/31/2004	4.78	106,366	1.34	1.34	1.19		385
	10/31/2003	5.88	56,452	1.43	1.43	1.91		326
	10/31/2002	4.13	40,767	1.65	1.81	2.28		240
Class B	4/30/2007	2.54	11,000	1.00	1.00	4.04		405
	10/31/2006	4.45	13,337	1.40	1.40	3.53	(i)	544
	10/31/2005	0.07	22,116	2.06	2.06	1.64	(i)	459
	10/31/2004	4.30	28,219	1.92	1.92	0.64		385
	10/31/2003	5.08	34,547	2.08	2.08	1.26		326
	10/31/2002	3.80	30,909	2.30	2.46	1.63		240
Class C	4/30/2007	2.55	4,207	0.99	0.99	4.05		405
	10/31/2006	4.48	4,762	1.41	1.41	3.52		544
	10/31/2005	– (h)	9,635	2.11	2.11	1.58	(i)	459
	10/31/2004	4.10	12,850	2.09	2.09	0.41		385
	10/31/2003	4.47	5,231	2.08	2.08	1.25		326
Class I	4/30/2007	2.56	508,072	0.74	0.74	4.38		405
	10/31/2006	5.33	268,173	0.80	0.80	4.18		544

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 24

TA IDEX PIMCO Total Return

FINANCIAL HIGHLIGHTS (continued)

(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX PIMCO Total Return ("the Fund") commenced operations on March 1, 2002. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.

Class I was November 15, 2005.

(h)  Amount rounds to less than 0.01%.

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 25

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX PIMCO Total Return (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Classes A, B and C are closed to new investors. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

TBA purchase commitments: The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating

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TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $1, earned by IBT for its services.

Loan participations/assignments: The Fund may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations/ assignments involve risks of insolvency of the lending bank or other financial intermediaries. As such, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the portfolio has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2007 are listed in the Schedule of Investments.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay/receive interest in exchange for a market-linked return, both based on notional amounts. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Entering into these agreements involves elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the

Transamerica IDEX Mutual Funds

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TA IDEX PIMCO Total Return 27

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain or loss on the Statement of Operations.

Open swaps agreements at April 30, 2007 are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at April 30, 2007, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payment due or excess deposits made in order to maintain the equity account at the required margin level.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market; and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

Transactions in written options were as follows:

	Premium	Contracts*
Balance at October 31, 2006	$31	81
Sales	154	388
Closing Buys	–	–
Expirations	(31)	(81)
Exercised	–	–
Balance at April 30, 2007	$154	388

*  Contracts not in thousands

Swaptions contracts: The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is treated as a realized gain or loss.

Transactions in written swaptions were as follows:

	Premium	Notional Amount
Balance at October 31, 2006	$871	$88,200
Sales	859	95,500
Closing Buys	(181)	(20,400)
Expirations	(66)	(16,400)
Exercised	–	–
Balance at April 30, 2007	$1,483	$146,900

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received no redemption fees.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 28

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$89,491	16.95%
TA IDEX Asset Allocation– Moderate Portfolio	201,807	38.21%
TA IDEX Asset Allocation– Moderate Growth Portfolio	216,774	41.05%
Total	$508,072	96.21%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2006 to December 31, 2006:

0.70% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

From January 1, 2007 on:

0.675% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

Prior to March 1, 2007, TFAI contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceeded the following stated annual limit:

From November 1, 2006 to February 28, 2007:

1.30% Expense Limit

Prior to March 1, 2007, if total Fund expenses fell below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There were no amounts available for recapture at February 28, 2007.

As of March 1, 2007, TFAI no longer requires the Fund to pay prior reimbursed class expenses.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2008, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, there were no underwriter commissions.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $28 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 29

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $8.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $12. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$249,935
U.S. Government	1,897,730
Proceeds from maturities and sales of securities:
Long-Term	98,254
U.S. Government	1,770,869

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, capital loss carryforwards, swap contracts, distribution reclassifications, futures, options and foreign currency transactions.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the

Transamerica IDEX Mutual Funds

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TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

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TA IDEX PIMCO Total Return 31

TA IDEX PIMCO Total Return

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX PIMCO Total Return (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Pacific Investment Management Company LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved competitive investment performance, noting that the performance of the Fund fell below the median relating to its peers over the past one-year period, but that the performance of the Fund was competitive with the median relative to its peers over the past two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. The Trustees noted that although the management fees are above industry median, the Fund's performance has remained overall competitive with peer funds. The Board favorably noted a new lower investment advisory fee schedule, which would contribute to lowering the Fund's expense level for the benefit of its shareholders. Based on such information, the Trustees determined that

Transamerica IDEX Mutual Funds

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TA IDEX PIMCO Total Return 32

TA IDEX PIMCO Total Return (continued)

the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that, despite the absence of such breakpoints in the sub-advisory fee payable by TFAI to the Sub-Adviser, the sub-advisory fee schedule is consistent with the Sub-Adviser's proprietary mutual fund advisory fees. The Board further noted that TFAI is proposing to offer the Fund an additional advisory fee breakpoint in an effort to further reduce the level of Fund expenses. The Board noted that certain classes of shares of the Fund are closed to new investors and investments, except that it may continue selling its shares to TA IDEX funds of funds and other institutional investors, which may limit the Fund's ability to realize economies of scale. The Board assessed the current asset levels of the Fund and its long-term development strategy. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX PIMCO Total Return 33

TA IDEX Protected Principal Stock

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,036.20	1.95%	$9.84
Hypothetical (b)	1,000.00	1,015.12	1.95	9.74
Class B
Actual	1,000.00	1,033.40	2.59	13.06
Hypothetical (b)	1,000.00	1,011.95	2.59	12.92
Class C
Actual	1,000.00	1,033.50	2.60	13.11
Hypothetical (b)	1,000.00	1,011.90	2.60	12.97
Class M
Actual	1,000.00	1,033.40	2.52	12.71
Hypothetical (b)	1,000.00	1,012.30	2.52	12.57

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 1

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.2%) ●
Aerospace (1.9%)
Boeing Co. (The)	2,300	$214
General Dynamics Corp.	1,100	86
Goodrich Corp.	400	23
Lockheed Martin Corp.	1,000	96
Northrop Grumman Corp.	970	71
Textron, Inc.	400	41
United Technologies Corp.	2,900	195
Air Transportation (0.3%)
FedEx Corp.	900	95
Southwest Airlines Co.	2,300	33
Amusement & Recreation Services (0.7%)
Disney (Walt) Co. (The)	5,900	206
Harrah's Entertainment, Inc.	600	51
Apartments (0.1%)
AvalonBay Communities, Inc. REIT	200	24
Apparel & Accessory Stores (0.5%)
Abercrombie & Fitch Co.–Class A	200	16
Gap (The), Inc.	1,600	29
Kohl's Corp. ‡	900	67
Limited Brands, Inc.	1,000	28
Nordstrom, Inc.	700	38
Apparel Products (0.2%)
Cintas Corp.	400	15
Jones Apparel Group, Inc.	300	10
Liz Claiborne, Inc.	300	13
Polo Ralph Lauren Corp.	200	18
V.F. Corp.	300	26
Auto Repair, Services & Parking (0.0%)
Ryder System, Inc.	200	10
Automotive (0.7%)
Ford Motor Co.	5,400	43
General Motors Corp.	1,700	53
Genuine Parts Co.	500	25
Harley-Davidson, Inc.	800	51
ITT Industries, Inc.	500	32
PACCAR, Inc.	700	59
Automotive Dealers (0.1%)
AutoNation, Inc. ‡	450	9
AutoZone, Inc. ‡	100	13
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	2,200	108
Brown-Forman Corp.–Class B	200	13

	Shares	Value
Beverages (continued)
Coca-Cola Co. (The)	5,650	$295
Coca-Cola Enterprises, Inc.	800	18
Constellation Brands, Inc.–Class A ‡	600	13
Molson Coors Brewing Co.–Class B	100	9
Pepsi Bottling Group, Inc.	400	13
PepsiCo, Inc.	4,650	307
Business Credit Institutions (0.4%)
CIT Group, Inc.	600	36
Freddie Mac	2,000	130
Business Services (1.4%)
Convergys Corp. ‡	400	10
eBay, Inc. ‡	3,300	112
Equifax, Inc.	400	16
Fannie Mae	2,800	165
First Data Corp.	2,195	71
Interpublic Group of Cos., Inc. ‡	1,369	17
Monster Worldwide, Inc. ‡	400	17
Moody's Corp.	700	46
Omnicom Group, Inc.	500	52
Robert Half International, Inc.	500	17
Chemicals & Allied Products (3.5%)
Air Products & Chemicals, Inc.	600	46
Avon Products, Inc.	1,300	52
Clorox Co.	400	27
Colgate-Palmolive Co.	1,500	102
Dow Chemical Co. (The)	2,800	125
du Pont (E.I.) de Nemours & Co.	2,650	130
Eastman Chemical Co.	200	14
Ecolab, Inc.	500	21
International Flavors & Fragrances, Inc.	200	10
Lauder (Estee) Cos., Inc. (The)–Class A	350	18
Monsanto Co.	1,642	97
PPG Industries, Inc.	500	37
Praxair, Inc.	900	58
Procter & Gamble Co.	8,952	576
Rohm & Haas Co.	400	20
Sherwin-Williams Co. (The)	300	19
Commercial Banks (9.4%)
Bank of America Corp.	12,622	642
Bank of New York Co., Inc. (The)	2,200	89
BB&T Corp.	1,600	67
Citigroup, Inc.	13,800	740
Comerica, Inc.	500	31
Commerce Bancorp, Inc.	600	20
Compass Bancshares, Inc.	400	27

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 2

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Commercial Banks (continued)
Fifth Third Bancorp	1,600	$65
First Horizon National Corp.	400	16
Huntington Bancshares, Inc.	700	15
JP Morgan Chase & Co.	9,748	508
KeyCorp	1,200	43
M&T Bank Corp.	200	22
Marshall & IIsley Corp.	800	38
Mellon Financial Corp.	1,200	51
National City Corp.	1,800	66
Northern Trust Corp.	600	38
PNC Financial Services Group, Inc.	900	67
Regions Financial Corp.	2,058	72
State Street Corp.	1,000	69
SunTrust Banks, Inc.	1,100	93
Synovus Financial Corp.	1,000	32
US Bancorp	5,000	172
Wachovia Corp.	5,497	305
Wells Fargo & Co.	9,600	345
Zions Bancorp	300	25
Communication (0.7%)
Comcast Corp.–Class A ‡	8,878	237
DIRECTV Group (The), Inc. ‡	2,200	52
Communications Equipment (1.5%)
ADC Telecommunications, Inc. ‡	342	6
Avaya, Inc. ‡	1,300	17
Ciena Corp. ‡	285	8
Corning, Inc. ‡	4,500	107
L-3 Communications Holdings, Inc.	400	36
Motorola, Inc.	6,800	118
Network Appliance, Inc. ‡	1,100	41
QUALCOMM, Inc.	4,650	204
Rockwell Collins, Inc.	500	33
Tellabs, Inc. ‡	1,300	14
Computer & Data Processing Services (5.2%)
Adobe Systems, Inc. ‡	1,700	71
Affiliated Computer Services, Inc.–Class A ‡	250	15
Autodesk, Inc. ‡	700	29
Automatic Data Processing, Inc.	1,600	72
BMC Software, Inc. ‡	600	19
CA, Inc.	1,200	33
Citrix Systems, Inc. ‡	500	16
Cognizant Technology Solutions Corp. ‡	400	36
Computer Sciences Corp. ‡	500	28
Compuware Corp. ‡	1,000	10

	Shares	Value
Computer & Data Processing Services (continued)
Electronic Arts, Inc. ‡	900	$45
Electronic Data Systems Corp.	1,500	44
Fidelity National Information Services, Inc.	400	20
Fiserv, Inc. ‡	500	27
Google, Inc.–Class A ‡	600	283
IMS Health, Inc.	600	18
Intuit, Inc. ‡	1,000	28
Juniper Networks, Inc. ‡	1,700	38
Microsoft Corp.	24,300	728
NCR Corp. ‡	500	25
Novell, Inc. ‡	1,000	7
Oracle Corp. ‡	11,456	215
Sun Microsystems, Inc. ‡	10,200	53
Symantec Corp. ‡	2,723	48
Unisys Corp. ‡	1,000	8
VeriSign, Inc. ‡	700	19
Yahoo!, Inc. ‡	3,400	95
Computer & Office Equipment (4.6%)
Apple, Inc. ‡	2,400	239
Cisco Systems, Inc. ‡	17,050	456
Dell, Inc. ‡	6,450	163
EMC Corp. ‡	6,000	91
Hewlett-Packard Co.	7,550	318
International Business Machines Corp.	4,200	429
Jabil Circuit, Inc.	500	12
Lexmark International, Inc. ‡	300	16
Pitney Bowes, Inc.	700	34
Sandisk Corp. ‡	500	22
Construction (0.2%)
Centex Corp.	400	18
Fluor Corp.	300	29
KB Home	200	9
Pulte Homes, Inc.	600	16
Department Stores (0.4%)
Dillard's, Inc.–Class A	200	7
Federated Department Stores, Inc.	1,484	65
JC Penney Co., Inc.	700	55
TJX Cos., Inc.	1,300	36
Diversified (0.3%)
Honeywell International, Inc.	2,300	125
Drug Stores & Proprietary Stores (0.7%)
CVS/Caremark Corp.	4,371	158
Walgreen Co.	2,950	129

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 3

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Educational Services (0.1%)
Apollo Group, Inc.–Class A ‡	400	$19
Electric Services (2.6%)
AES Corp. (The) ‡	2,000	44
Allegheny Energy, Inc. ‡	500	27
American Electric Power Co., Inc.	1,200	60
CenterPoint Energy, Inc.	900	17
CMS Energy Corp. ‡	700	13
Consolidated Edison, Inc.	700	36
Constellation Energy Group, Inc.	500	45
Dominion Resources, Inc.	1,000	91
DTE Energy Co.	500	25
Duke Energy Corp.	3,648	75
Dynegy, Inc.–Class A ‡	1,128	11
Edison International	1,000	52
FirstEnergy Corp.	900	62
FPL Group, Inc.	1,200	77
Integrys Energy Group, Inc.	82	5
Pinnacle West Capital Corp.	300	14
PPL Corp.	1,100	48
Progress Energy, Inc.	800	40
Sempra Energy	800	51
Southern Co. (The)	2,200	83
TECO Energy, Inc.	600	11
TXU Corp.	1,400	92
Xcel Energy, Inc.	1,200	29
Electric, Gas & Sanitary Services (1.1%)
Allied Waste Industries, Inc. ‡	800	11
Ameren Corp.	600	32
Entergy Corp.	600	68
Exelon Corp.	1,900	143
NiSource, Inc.	800	20
PG&E Corp.	1,000	51
Public Service Enterprise Group, Inc.	700	60
Waste Management, Inc.	1,600	60
Electronic & Other Electric Equipment (3.2%)
Cooper Industries, Ltd.–Class A	500	25
Emerson Electric Co.	2,400	113
General Electric Co.	29,000	1,069
Harman International Industries, Inc.	200	24
Whirlpool Corp.	185	20
Electronic Components & Accessories (2.7%)
Advanced Micro Devices, Inc. ‡	1,500	21
Altera Corp. ‡	1,100	25
Analog Devices, Inc.	1,000	39

	Shares	Value
Electronic Components & Accessories (continued)
Broadcom Corp.–Class A ‡	1,400	$46
Intel Corp.	16,250	349
JDS Uniphase Corp. ‡	612	10
Linear Technology Corp.	900	34
LSI Corp. ‡	1,300	11
Maxim Integrated Products, Inc.	1,000	32
Micron Technology, Inc. ‡	2,200	25
Molex, Inc.	400	12
National Semiconductor Corp.	800	21
Novellus Systems, Inc. ‡	300	10
NVIDIA Corp. ‡	1,100	36
PMC-Sierra, Inc. ‡	600	5
QLogic Corp. ‡	500	9
Sanmina-SCI Corp. ‡	1,600	5
Solectron Corp. ‡	2,700	9
Texas Instruments, Inc.	4,100	141
Tyco International, Ltd.	5,600	183
Xilinx, Inc.	1,000	29
Entertainment (0.1%)
International Game Technology	1,000	38
Fabricated Metal Products (0.2%)
Fortune Brands, Inc.	500	40
Parker Hannifin Corp.	350	32
Finance (1.2%)
SPDR Trust Series 1	3,040	451
Food & Kindred Products (2.5%)
Altria Group, Inc.	5,950	410
Archer-Daniels-Midland Co.	1,800	70
Campbell Soup Co.	600	23
ConAgra Foods, Inc.	1,500	37
General Mills, Inc.	1,000	60
Hercules, Inc. ‡	300	6
Hershey Co. (The)	500	27
HJ Heinz Co.	1,000	47
Kellogg Co.	700	37
Kraft Foods, Inc.–Class A	4,517	151
McCormick & Co., Inc.	400	15
Sara Lee Corp.	2,200	36
Tyson Foods, Inc.–Class A	700	15
WM Wrigley Jr. Co.	675	40
Food Stores (0.3%)
Kroger Co.	2,100	62
Safeway, Inc.	1,300	47
Whole Foods Market, Inc.	450	21

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 4

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Furniture & Fixtures (0.3%)
Johnson Controls, Inc.	600	$61
Leggett & Platt, Inc.	500	12
Masco Corp.	1,200	33
Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond, Inc. ‡	800	33
Gas Production & Distribution (0.6%)
El Paso Corp.	2,100	31
KeySpan Corp.	500	21
Kinder Morgan, Inc.	300	32
Nicor, Inc.	100	5
Questar Corp.	300	29
Spectra Energy Corp.	1,874	49
Williams Cos., Inc. (The)	1,700	50
Health Services (0.4%)
Coventry Health Care, Inc. ‡	500	29
Express Scripts, Inc. ‡	400	38
Laboratory Corp. of America Holdings ‡	400	32
Manor Care, Inc.	200	13
Quest Diagnostics, Inc.	500	24
Tenet Healthcare Corp. ‡	1,400	10
Holding & Other Investment Offices (0.6%)
Apartment Investment & Management Co. REIT–Class A	240	13
Archstone-Smith Trust REIT	600	31
Equity Residential REIT	900	42
Host Hotels & Resorts, Inc. REIT	1,500	38
Kimco Realty Corp. REIT	700	34
Plum Creek Timber Co., Inc. REIT	500	20
Public Storage, Inc. REIT	300	28
Vornado Realty Trust REIT	350	41
Hotels & Other Lodging Places (0.4%)
Hilton Hotels Corp.	1,100	37
Marriott International, Inc.–Class A	1,000	45
Starwood Hotels & Resorts Worldwide, Inc.	600	40
Wyndham Worldwide Corp. ‡	580	20
Industrial Machinery & Equipment (1.9%)
American Standard Cos., Inc.	500	27
Applied Materials, Inc.	3,900	75
Baker Hughes, Inc.	900	72
Black & Decker Corp.	200	18
Caterpillar, Inc.	1,800	131
Cummins, Inc.	300	28
Deere & Co.	700	77
Dover Corp.	600	29

	Shares	Value
Industrial Machinery & Equipment (continued)
Eaton Corp.	400	$36
Illinois Tool Works, Inc.	1,200	62
Ingersoll-Rand Co.–Class A	900	40
National Oilwell Varco, Inc. ‡	500	42
Pall Corp.	400	17
Smith International, Inc.	600	31
Stanley Works (The)	200	12
Terex Corp. ‡	300	23
Instruments & Related Products (1.1%)
Agilent Technologies, Inc. ‡	1,200	41
Bausch & Lomb, Inc.	200	12
Danaher Corp.	700	50
Eastman Kodak Co.	900	22
KLA-Tencor Corp.	600	33
PerkinElmer, Inc.	400	10
Raytheon Co.	1,300	70
Rockwell Automation, Inc.	500	30
Snap-On, Inc.	200	11
Tektronix, Inc.	200	6
Teradyne, Inc. ‡	600	10
Thermo Electron Corp. ‡	1,200	62
Waters Corp. ‡	300	18
Xerox Corp. ‡	2,800	52
Insurance (4.5%)
ACE, Ltd.	1,000	59
Aetna, Inc.	1,500	70
AFLAC, Inc.	1,500	77
Allstate Corp. (The)	1,800	112
AMBAC Financial Group, Inc.	300	28
American International Group, Inc.	7,300	510
Assurant, Inc.	250	14
Chubb Corp.	1,200	65
Cigna Corp.	300	47
Cincinnati Financial Corp.	482	22
Loews Corp.	1,300	61
MBIA, Inc.	400	28
MGIC Investment Corp.	200	12
Principal Financial Group	800	51
Progressive Corp. (The)	2,200	51
SAFECO Corp.	300	20
Travelers Cos., Inc. (The)	1,947	105
UnitedHealth Group, Inc.	3,800	202
Unum Group	1,000	25
WellPoint, Inc. ‡	1,700	134
XL Capital, Ltd.–Class A	500	39

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 5

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Insurance Agents, Brokers & Service (0.5%)
AON Corp.	900	$35
Hartford Financial Services Group, Inc. (The)	900	91
Humana, Inc. ‡	500	32
Marsh & McLennan Cos., Inc.	1,600	51
Leather & Leather Products (0.1%)
Coach, Inc. ‡	1,100	54
Life Insurance (1.0%)
Genworth Financial, Inc.–Class A	1,200	44
Lincoln National Corp.	849	60
Metlife, Inc.	2,200	145
Prudential Financial, Inc.	1,300	123
Torchmark Corp.	300	20
Lumber & Other Building Materials (0.9%)
Home Depot, Inc. (The)	5,800	220
Lowe's Cos., Inc.	4,300	131
Lumber & Wood Products (0.1%)
Weyerhaeuser Co.	600	47
Management Services (0.1%)
Paychex, Inc.	1,000	37
Medical Instruments & Supplies (1.7%)
Applera Corp.-Applied Biosystems Group	500	16
Bard, (C.R.) Inc.	300	25
Baxter International, Inc.	1,800	102
Becton Dickinson & Co.	700	55
Biomet, Inc.	700	30
Boston Scientific Corp. ‡	3,315	51
Medtronic, Inc.	3,200	169
Millipore Corp. ‡	200	15
St. Jude Medical, Inc. ‡	1,100	47
Stryker Corp.	900	58
Varian Medical Systems, Inc. ‡	350	15
Zimmer Holdings, Inc. ‡	700	63
Metal Cans & Shipping Containers (0.0%)
Ball Corp.	300	15
Metal Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc.	1,069	72
Newmont Mining Corp.	1,300	54
Mining (0.3%)
Consol Energy, Inc.	575	24
Peabody Energy Corp.	800	38
Vulcan Materials Co.	300	37

	Shares	Value
Mortgage Bankers & Brokers (0.2%)
Countrywide Financial Corp.	1,800	$67
Motion Pictures (1.0%)
News Corp., Inc.–Class A	6,700	150
Time Warner, Inc.	10,800	223
Office Property (0.1%)
Boston Properties, Inc. REIT	300	35
Oil & Gas Extraction (2.8%)
Anadarko Petroleum Corp.	1,400	65
Apache Corp.	910	66
BJ Services Co.	900	26
Chesapeake Energy Corp.	1,250	42
Devon Energy Corp.	1,300	95
ENSCO International, Inc.	200	11
EOG Resources, Inc.	700	51
Halliburton Co.	2,600	83
Nabors Industries, Ltd. ‡	800	26
Noble Corp.	400	34
Occidental Petroleum Corp.	2,500	127
Rowan Cos., Inc.	300	11
Schlumberger, Ltd.	3,300	244
Transocean, Inc. ‡	900	78
Weatherford International, Ltd. ‡	1,000	52
XTO Energy, Inc.	1,133	61
Paper & Allied Products (1.0%)
3M Co.	2,100	174
Avery Dennison Corp.	300	19
Bemis Co.	300	10
International Paper Co.	1,300	49
Kimberly-Clark Corp.	1,300	92
MeadWestvaco Corp.	500	17
OfficeMax, Inc.	200	10
Pactiv Corp. ‡	400	14
Temple-Inland, Inc.	300	18
Personal Credit Institutions (0.4%)
Capital One Financial Corp.	1,025	76
SLM Corp.	1,200	65
Personal Services (0.1%)
H&R Block, Inc.	1,000	23
Petroleum Refining (6.2%)
Ashland, Inc.	200	12
Chevron Corp.	6,041	470
ConocoPhillips	4,617	320
Exxon Mobil Corp.	16,050	1,274
Hess Corp.	700	40

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 6

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Petroleum Refining (continued)
Marathon Oil Corp.	1,070	$109
Murphy Oil Corp.	600	33
Sunoco, Inc.	300	23
Valero Energy Corp.	1,700	119
Pharmaceuticals (8.3%)
Abbott Laboratories	4,300	243
Allergan, Inc.	500	61
AmerisourceBergen Corp.	600	30
Amgen, Inc. ‡	3,272	210
Barr Pharmaceuticals, Inc. ‡	250	12
Biogen Idec, Inc. ‡	1,000	47
Bristol-Myers Squibb Co.	5,650	163
Cardinal Health, Inc.	1,100	77
Celgene Corp. ‡	900	55
Forest Laboratories, Inc. ‡	900	48
Genzyme Corp. ‡	800	52
Gilead Sciences, Inc. ‡	1,300	106
Hospira, Inc. ‡	420	17
Johnson & Johnson	8,150	523
King Pharmaceuticals, Inc. ‡	700	14
Lilly (Eli) & Co.	2,900	171
McKesson Corp.	900	53
Medco Health Solutions, Inc. ‡	853	67
MedImmune, Inc. ‡	700	40
Merck & Co., Inc.	6,150	316
Mylan Laboratories	600	13
Pfizer, Inc.	19,990	529
Schering-Plough Corp.	4,100	130
Sigma-Aldrich Corp.	400	17
Watson Pharmaceuticals, Inc. ‡	300	8
Wyeth	3,800	211
Primary Metal Industries (0.6%)
Alcoa, Inc.	2,500	89
Allegheny Technologies, Inc.	300	33
Nucor Corp.	900	57
United States Steel Corp.	400	41
Printing & Publishing (0.6%)
CBS Corp.–Class B	2,150	68
Dow Jones & Co., Inc.	200	7
Gannett Co., Inc.	700	40
McGraw-Hill Cos., Inc. (The)	1,100	72
Meredith Corp.	100	6
New York Times Co.–Class A	400	9
RR Donnelley & Sons Co.	600	24
Scripps (E.W.) Co. (The)	200	9
Tribune Co.	500	16

	Shares	Value
Radio & Television Broadcasting (0.4%)
Clear Channel Communications, Inc.	1,500	$53
IAC/InterActiveCorp. ‡	600	23
Viacom, Inc.–Class B ‡	2,050	85
Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	1,250	58
Circuit City Stores, Inc.	400	7
RadioShack Corp.	400	12
Railroads (0.8%)
Burlington Northern Santa Fe Corp.	1,100	96
CSX Corp.	1,300	56
Norfolk Southern Corp.	1,200	64
Union Pacific Corp.	800	91
Real Estate (0.0%)
CB Richard Ellis Group, Inc.–Class A ‡	500	17
Regional Mall (0.2%)
Simon Property Group, Inc. REIT	700	81
Residential Building Construction (0.1%)
DR Horton, Inc.	800	18
Lennar Corp.–Class A	400	17
Restaurants (0.8%)
Darden Restaurants, Inc.	400	17
McDonald's Corp.	3,400	164
Starbucks Corp. ‡	2,200	68
Wendy's International, Inc.	300	11
Yum! Brands, Inc.	800	49
Retail Trade (2.0%)
Amazon.com, Inc. ‡	900	55
Big Lots, Inc. ‡	300	10
Costco Wholesale Corp.	1,300	70
Dollar General Corp.	900	19
Family Dollar Stores, Inc.	400	13
Office Depot, Inc. ‡	800	27
Sears Holdings Corp. ‡	183	35
Staples, Inc.	2,050	51
Target Corp.	2,500	148
Tiffany & Co.	400	19
Wal-Mart Stores, Inc.	6,900	331
Rubber & Misc. Plastic Products (0.3%)
Goodyear Tire & Rubber Co. (The) ‡	500	17
Newell Rubbermaid, Inc.	800	25
NIKE, Inc.–Class B	1,100	59
Sealed Air Corp.	500	16

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 7

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Savings Institutions (0.4%)
Hudson City Bancorp, Inc.	1,200	$16
Sovereign Bancorp, Inc.	1,055	26
Washington Mutual, Inc.	2,540	107
Security & Commodity Brokers (4.0%)
American Express Co.	3,300	200
Ameriprise Financial, Inc.	720	43
Bear Stearns Cos. Inc. (The)	400	62
Charles Schwab Corp. (The)	3,000	57
Chicago Mercantile Exchange	125	65
E*TRADE Financial Corp. ‡	1,250	28
Federated Investors, Inc.–Class B	250	10
Franklin Resources, Inc.	500	66
Goldman Sachs Group, Inc. (The)	1,200	262
Janus Capital Group, Inc.	600	15
Legg Mason, Inc.	400	40
Lehman Brothers Holdings, Inc.	1,600	120
Merrill Lynch & Co., Inc.	2,600	235
Morgan Stanley	3,100	260
T. Rowe Price Group, Inc.	800	40
Western Union Co. (The)	2,195	46
Shopping Center (0.0%)
Developers Diversified Realty Corp. REIT	300	19
Telecommunications (3.5%)
ALLTEL Corp.	1,100	69
AT&T, Inc.	17,659	684
CenturyTel, Inc.	300	14
Citizens Communications Co.	1,000	16
Embarq Corp.	451	27
Qwest Communications International ‡	4,500	40
Sprint Nextel Corp.	8,434	169
Verizon Communications, Inc.	8,200	313
Windstream Corp.	1,447	21
Tobacco Products (0.1%)
Reynolds American, Inc.	400	26
UST, Inc.	500	28
Toys, Games & Hobbies (0.1%)
Hasbro, Inc.	500	16
Mattel, Inc.	1,200	34
Transportation & Public Utilities (0.1%)
CH Robinson Worldwide, Inc.	500	27

	Shares	Value
Transportation Equipment (0.0%)
Brunswick Corp.	300	$10
Trucking & Warehousing (0.5%)
United Parcel Service, Inc.-Class B	3,000	211
Warehouse (0.1%)
Prologis REIT	750	49
Water Transportation (0.2%)
Carnival Corp.	1,300	64
Wholesale Trade Durable Goods (0.1%)
Grainger (W.W.), Inc.	200	16
Patterson Cos., Inc. ‡	400	14
Wholesale Trade Nondurable Goods (0.3%)
Dean Foods Co.	400	15
SUPERVALU, Inc.	618	28
SYSCO Corp.	1,800	59
Total Common Stocks (cost: $24,498)		38,428
	Contracts ◆	Value
PURCHASED OPTIONS (0.2%)
Put Options (0.2%)
S&P 500 Index	37	$2
Put Strike $1,300.00
Expires 05/19/2007
S&P 500 Index Put Strike $1,325.00 Expires 06/16/2007	39	10
S&P 500 Index Put Strike $1,350.00 Expires 06/16/2007	32	11
S&P 500 Index Put Strike $1,300.00 Expires 06/17/2007	73	14
S&P 500 Index Put Strike $1,350.00 Expires 07/21/2007	37	25
S&P 500 Index Put Strike $1,325.00 Expires 09/22/2007	40	41
Total Purchased Options (cost: $178)		103
Total Investment Securities (cost: $24,676) #		$38,531

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 8

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Contracts ◆	Value
WRITTEN OPTIONS (-3.9%)
Covered Call Options (-3.9%)
S&P 500 Index	28	$(245)
Call Strike $1,400.00
Expires 05/19/2007
S&P 500 Index Call Strike $1,450.00 Expires 05/19/2007	34	(142)
S&P 500 Index Call Strike $1,425.00 Expires 05/19/2007	33	(210)
S&P 500 Index Call Strike $1,475.00 Expires 05/19/2007	33	(75)
S&P 500 Index Call Strike $1,425.00 Expires 06/16/2007	34	(249)
S&P 500 Index Call Strike $1,475.00 Expires 06/16/2007	28	(96)
S&P 500 Index Call Strike $1,400.00 Expires 06/16/2007	33	(315)
S&P 500 Index Call Strike $1,450.00 Expires 06/16/2007	35	(185)
Total Written Options (premiums: $850)		(1,517)

NOTES TO SCHEDULE OF INVESTMENTS:

●  Substantially all of the Fund's securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.

‡  Non-income producing.

◆  Contract amounts are not in thousands.

#  Aggregate cost for federal income tax purposes is $24,905. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $14,118 and $492, respectively. Net unrealized appreciation for tax purposes is $13,626.

DEFINITIONS:

REIT  Real Estate Investment Trust

SPDR  Standard & Poor's Depository Receipts

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 9

TA IDEX Protected Principal Stock

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $24,676)	$38,531
Cash	1,794
Receivables:
Interest	5
Dividends	40
Other	4
40,374
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	24
Management and advisory fees	43
Distribution and service fees	30
Transfer agent fees	3
Administration fees	1
Written options (premiums $850)	1,517
Other	15
1,633
Net Assets	$38,741
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$25,919
Undistributed (accumulated) net investment income (loss)	(62)
Undistributed (accumulated) net realized gain (loss) from investment securities and written options	(304)
Net unrealized appreciation (depreciation) on:
Investment securities	13,855
Written option contracts	(667)
Net Assets	$38,741
Net Assets by Class:
Class A	$5,146
Class B	28,568
Class C	3,702
Class M	1,325
Shares Outstanding:
Class A	408
Class B	2,310
Class C	300
Class M	107
Net Asset Value Per Share:
Class A	$12.61
Class B	12.37
Class C	12.35
Class M	12.39
Maximum Offering Price Per Share (a):
Class A	$13.34
Class M	12.52

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$400
Interest	37
437
Expenses:
Management and advisory fees	259
Distribution and service fees:
Class A	9
Class B	147
Class C	19
Class M	6
Transfer agent fees:
Class A	2
Class B	12
Class C	2
Class M	1
Printing and shareholder reports	3
Custody fees	18
Administration fees	4
Legal fees	1
Audit fees	10
Trustees fees	1
Other	5
Total expenses	499
Net Investment Income (Loss)	(62)
Net Realized Gain (Loss) from:
Investment securities	1,091
Written option contracts	(1,304)
(213)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	1,447
Written option contracts	149
1,596
Net Realized and Unrealized Gain (Loss) on Investment Securities and Written Options	1,383
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,321

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 10

TA IDEX Protected Principal Stock

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(62)	$(220)
Net realized gain (loss) from investment securities and written options	(213)	2,337
Change in unrealized appreciation (depreciation) on investment securities and written options	1,596	1,185
	1,321	3,302
Capital Share Transactions:
Cost of shares redeemed:
Class A	(771)	(1,684)
Class B	(2,659)	(6,580)
Class C	(248)	(1,422)
Class M	(80)	(473)
	(3,758)	(10,159)
	(3,758)	(10,159)
Net increase (decrease) in net assets	(2,437)	(6,857)
Net Assets:
Beginning of period	41,178	48,035
End of period	$38,741	$41,178
Undistributed (accumulated) net investment income (loss)	$(62)	$–
Share Activity:
Shares redeemed:
Class A	(62)	(144)
Class B	(218)	(570)
Class C	(20)	(123)
Class M	(6)	(41)
	(306)	(878)
Net increase (decrease) in shares outstanding:
Class A	(62)	(144)
Class B	(218)	(570)
Class C	(20)	(123)
Class M	(6)	(41)
	(306)	(878)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 11

TA IDEX Protected Principal Stock

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$12.17	$0.02	$0.42	$0.44	$–	$–	$–	$12.61
	10/31/2006	11.24	0.01	0.92	0.93	–	–	–	12.17
	10/31/2005	10.64	0.01	0.59	0.60	–	–	–	11.24
	10/31/2004	10.15	(0.05)	0.54	0.49	–	–	–	10.64
	10/31/2003	10.01	(0.04)	0.92	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.02)	0.03	0.01	–	–	–	10.01
Class B	4/30/2007	11.97	(0.02)	0.42	0.40	–	–	–	12.37
	10/31/2006	11.13	(0.07)	0.91	0.84	–	–	–	11.97
	10/31/2005	10.60	(0.06)	0.59	0.53	–	–	–	11.13
	10/31/2004	10.15	(0.10)	0.55	0.45	–	–	–	10.60
	10/31/2003	10.01	(0.11)	0.99	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01
Class C	4/30/2007	11.95	(0.02)	0.42	0.40	–	–	–	12.35
	10/31/2006	11.12	(0.07)	0.90	0.83	–	–	–	11.95
	10/31/2005	10.58	(0.05)	0.59	0.54	–	–	–	11.12
	10/31/2004	10.15	(0.12)	0.55	0.43	–	–	–	10.58
	10/31/2003	10.01	(0.11)	0.99	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01
Class M	4/30/2007	11.99	(0.02)	0.42	0.40	–	–	–	12.39
	10/31/2006	11.14	(0.06)	0.91	0.85	–	–	–	11.99
	10/31/2005	10.59	(0.04)	0.59	0.55	–	–	–	11.14
	10/31/2004	10.14	(0.10)	0.55	0.45	–	–	–	10.59
	10/31/2003	10.01	(0.10)	0.97	0.87	–	(0.74)	(0.74)	10.14
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)	Rate (b)
Class A	4/30/2007	3.62%	$5,146	1.95%		1.95%		0.25%	1%
	10/31/2006	8.27	5,724	1.96		1.96		0.07	4
	10/31/2005	5.64	6,906	2.12	(h)	2.12	(h)	0.05	3
	10/31/2004	4.82	8,006	2.22	(i)	2.22	(i)	(0.53)	1
	10/31/2003	9.44	9,320	2.25		2.25		(0.46)	3
	10/31/2002	0.10	10,381	2.25		2.62		(0.70)	14
Class B	4/30/2007	3.34	28,568	2.59		2.59		(0.40)	1
	10/31/2006	7.55	30,268	2.61		2.61		(0.59)	4
	10/31/2005	5.00	34,487	2.69	(h)	2.69	(h)	(0.51)	3
	10/31/2004	4.43	40,756	2.69	(i)	2.69	(i)	(0.97)	1
	10/31/2003	9.44	46,709	2.90		2.90		(1.11)	3
	10/31/2002	0.10	47,170	2.90		3.28		(1.35)	14
Class C	4/30/2007	3.35	3,702	2.60		2.60		(0.41)	1
	10/31/2006	7.46	3,826	2.62		2.62		(0.59)	4
	10/31/2005	5.10	4,924	2.69	(h)	2.69	(h)	(0.50)	3
	10/31/2004	4.24	6,423	2.82	(i)	2.82	(i)	(1.12)	1
	10/31/2003	9.44	7,041	2.90		2.90		(1.11)	3
	10/31/2002	0.10	6,969	2.90		3.28		(1.35)	14
Class M	4/30/2007	3.34	1,325	2.52		2.52		(0.33)	1
	10/31/2006	7.63	1,360	2.52		2.52		(0.50)	4
	10/31/2005	5.19	1,718	2.59	(h)	2.59	(h)	(0.39)	3
	10/31/2004	4.44	2,316	2.80	(i)	2.80	(i)	(1.01)	1
	10/31/2003	9.33	3,576	2.80		2.80		(1.01)	3
	10/31/2002	0.10	4,076	2.80		3.18		(1.25)	14

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 12

TA IDEX Protected Principal Stock

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Protected Principal Stock commenced operations on July 1, 2002.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.10%, 0.10%, 0.10% and 0.10% for Class A, Class B, Class C and Class M, respectively (see Note 2).

(i)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.06%, 0.06%, 0.06% and 0.07% for Class A, Class B, Class C and Class M, respectively (see Note 2).

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 13

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Protected Principal Stock (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class M, each with different expense levels. Class B shares will convert to Class A shares eight years after purchase. Currently all share classes are closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market; and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

The underlying face amounts of open contracts at April 30, 2007 are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Balance at October 31, 2006	$1,250	294
Sales	3,856	988
Closing Buys	(4,256)	(1,024)
Expirations	–	–
Exercised	–	–
Balance at April 30, 2007	$850	258

*  Contracts not in thousands

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 14

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

TA IDEX Protected Principal Stock Guarantee: The Fund's investment adviser, TFAI, guarantees shareholders a Guaranteed Amount five years after the end of the Offering Period. The Guaranteed Amount will be no less than the value of the shareholders' accounts on their Investment Date, less extraordinary charges, provided that shareholders have reinvested all dividends and distributions in additional shares and have redeemed no shares ("Guarantee"). Please see the Prospectus and Statement of Additional Information for further information on the Guarantee.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

1.30% of the first $100 million of ANA
1.25% of ANA over $100 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.90% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2007.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, M, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$–
Retained by Underwriter	–
Contingent Deferred Sales Charge	44

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $16 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $4.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

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Semi-Annual Report 2007

TA IDEX Protected Principal Stock 15

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $2. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:

Long-Term	$544
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	5,591
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, capital loss carryforwards, net operating losses, options and REITS.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$773	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 16

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 17

TA IDEX Protected Principal Stock

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Protected Principal Stock (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Gateway Investment Advisers, L.P. (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2006. The Trustees noted that TFAI and the Sub-Adviser had achieved below-median performance, as compared to comparable funds, over the one-, two- and three-year periods. However, the Trustees' noted the effect of the unique guarantee feature on the Fund's investment program, which guarantees investor returns. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are relatively high compared with industry averages. However, the Trustees noted the effect of the unique guarantee feature on the level of management fees and the Fund's investment program, as well as the fact that investors' returns are guaranteed under that feature. On the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 18

TA IDEX Protected Principal Stock (continued)

relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the unique characteristics of the Fund (which include a guarantee feature), management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted that the inclusion of an asset-based breakpoint in the Fund's advisory fee schedule benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows, although the Board noted that the Fund is closed to new investments, which limits the ability of the Fund to realize economies of scale except through asset growth due to improved performance. The Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the Fund's investment program and guarantee feature, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Protected Principal Stock 19

TA IDEX Templeton Transamerica Global

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,105.10	1.55%	$8.09
Hypothetical (b)	1,000.00	1,017.11	1.55	7.75
Class B
Actual	1,000.00	1,101.80	2.20	11.46
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99
Class C
Actual	1,000.00	1,101.60	2.20	11.46
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99
Class I
Actual	1,000.00	1,108.10	0.95	4.97
Hypothetical (b)	1,000.00	1,020.08	0.95	4.76

(a) Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2007 (unaudited)

This chart shows the percentage breakdown by region of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Templeton Transamerica Global 1

TA IDEX Templeton Transamerica Global

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS ( 98.3%)
Australia (1.1%)
National Australia Bank, Ltd.	55,598	$1,990
Qantas Airways, Ltd.	190,170	842
Austria (0.3%)
Telekom Austria AG	32,300	918
Brazil (0.6%)
Cia Vale do Rio Doce, ADR †	18,510	752
Empresa Brasileira de Aeronautica SA, ADR	15,590	731
Canada (1.9%)
Jean Coutu Group, Inc.–Class A	86,700	1,177
Research In Motion, Ltd. †‡	13,500	1,776
Suncor Energy, Inc.	25,500	2,053
Cayman Islands (0.7%)
ACE, Ltd.	29,360	1,746
Denmark (0.8%)
Vestas Wind Systems A/S ‡	31,370	2,063
Finland (1.1%)
Stora Enso Oyj–Class R	80,690	1,484
UPM-Kymmene Oyj	50,550	1,254
France (6.3%)
Accor SA	10,590	1,004
AXA	46,550	2,156
France Telecom SA	79,180	2,333
Michelin (C.G.D.E.)–Class B	23,487	3,007
Sanofi-Aventis	24,089	2,218
Suez SA, ADR‡	25,350	1,448
Thomson Multimedia SA	49,160	953
Thomson, Sponsored ADR	26,060	502
Total SA	33,902	2,520
Germany (5.3%)
Bayerische Motoren Werke AG	30,870	1,909
Celesio AG	24,940	1,793
Deutsche Post AG	78,810	2,726
E.ON AG, ADR	31,610	1,585
Infineon Technologies AG ‡	115,240	1,802
Muenchener Rueckversicherungs AG	6,160	1,102
Siemens AG	22,340	2,720
Hong Kong (0.7%)
Cheung Kong Holdings, Ltd. (a)	77,000	1,004
Hutchison Whampoa, Ltd.	80,000	775
Israel (0.5%)
Check Point Software Technologies, Ltd. ‡	54,980	1,295

	Shares	Value
Italy (2.2%)
ENI SpA, ADR	25,045	$1,659
Mediaset SpA	162,435	1,847
UniCredito Italiano SpA †(a)	206,413	2,135
Japan (4.0%)
FUJIFILM Holdings Corp.	21,600	890
Hitachi, Ltd.	83,000	630
Konica Minolta Holdings, Inc.	93,500	1,279
Mabuchi Motor Co., Ltd. †	16,200	1,006
Mitsubishi UFJ Financial Group, Inc., ADR †	55,600	581
Nintendo Co., Ltd.	4,400	1,374
Nomura Holdings, Inc.	32,800	627
Olympus Corp.	25,800	902
Sompo Japan Insurance, Inc.	81,000	989
Sony Corp., ADR	13,410	714
Takeda Pharmaceutical Co., Ltd.	19,000	1,232
Mexico (0.3%)
Telefonos de Mexico SA de CV–Class L, ADR	19,450	664
Netherland Antilles (0.9%)
Schlumberger, Ltd.	33,000	2,436
Netherlands (2.6%)
ING Groep NV	38,940	1,788
ING Groep NV, ADR	11,170	509
Koninklijke Philips Electronics NV	42,220	1,745
Reed Elsevier NV	98,440	1,855
Vedior NV	32,340	864
Norway (0.9%)
Telenor ASA	127,390	2,383
Portugal (0.5%)
Portugal Telecom SGPS SA	91,410	1,306
Singapore (1.4%)
DBS Group Holdings, Ltd.	112,600	1,578
DBS Group Holdings, Ltd., ADR †	5,310	298
Flextronics International, Ltd. ‡	62,280	694
Singapore Telecommunications, Ltd.	454,000	992
South Korea (1.9%)
Kookmin Bank, ADR	10,370	931
Korea Electric Power Corp., ADR †	27,190	562
KT Corp., ADR	41,135	932
Samsung Electronics Co., Ltd., GDR–144A	6,530	2,005
SK Telecom Co., Ltd., ADR †	23,200	576
Spain (2.5%)
Banco Santander Central Hispano SA	108,179	1,947
Iberdrola SA	15,000	747

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Templeton Transamerica Global 2

TA IDEX Templeton Transamerica Global

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Spain (continued)
Repsol YPF SA	48,018	$1,589
Telefonica SA	92,885	2,093
Sweden (1.4%)
Atlas Copco AB–Class A	8,560	329
Nordic Baltic Holding, FDR	84,720	1,468
Securitas AB–Class B	44,390	682
Securitas Systems AB–Class B ‡	44,390	165
Svenska Cellulosa AB–Class B	20,050	1,039
Switzerland (3.1%)
Lonza Group AG	19,840	1,952
Nestle SA, ADR †	15,810	1,571
Novartis AG, ADR	24,470	1,421
Swiss Reinsurance (a)	15,160	1,435
UBS AG–Registered	19,900	1,305
UBS AG–Registered	5,800	376
Taiwan (0.4%)
Chunghwa Telecom Co., Ltd., ADR	46,852	932
United Kingdom (12.8%)
Aviva PLC	98,450	1,556
BAE Systems PLC	257,280	2,351
BP PLC, ADR	36,240	2,440
British Sky Broadcasting PLC	119,620	1,376
Cadbury Schweppes PLC	111,140	1,480
Compass Group PLC	354,050	2,581
GlaxoSmithKline PLC	73,959	2,143
Group 4 Securicor PLC	413,550	1,910
HSBC Holdings PLC	46,099	856
HSBC Holdings PLC, ADR	7,650	707
Kingfisher PLC	146,210	797
Kingfisher PLC, Sponsored ADR †	62,900	686
National Grid PLC	69,347	1,091
Pearson PLC	74,900	1,290
Rentokil Initial PLC	334,070	1,161
Rolls-Royce Group PLC ‡	171,980	1,650
Royal Bank of Scotland Group PLC	59,310	2,289
Royal Dutch Shell PLC–Class B	62,150	2,206
Smiths Group PLC	39,100	848
Unilever PLC	43,647	1,376
Vodafone Group PLC	780,692	2,240
United States (44.1%)
Allergan, Inc.	32,000	3,878
American Express Co.	80,000	4,854
American International Group, Inc.	26,000	1,818
Ameriprise Financial, Inc.	62,000	3,687

	Shares	Value
United States (continued)
Apple, Inc. ‡	62,000	$6,188
AT&T, Inc.	62,000	2,401
BlackRock, Inc. †	8,000	1,198
Caterpillar, Inc.	40,000	2,905
Chicago Mercantile Exchange †	7,500	3,876
Coach, Inc. ‡	57,900	2,827
Disney (Walt) Co. (The)	69,000	2,414
Electronic Arts, Inc. ‡	33,080	1,668
Expeditors International of Washington, Inc.	70,000	2,926
FedEx Corp.	21,000	2,214
Genentech, Inc. ‡	15,000	1,200
General Electric Co.	90,000	3,317
Gilead Sciences, Inc. ‡	22,000	1,798
Google, Inc.–Class A ‡	7,500	3,535
Harley-Davidson, Inc.	17,000	1,076
Intuit, Inc. ‡	87,700	2,495
Jacobs Engineering Group, Inc. ‡	51,000	2,572
JP Morgan Chase & Co.	95,000	4,950
Las Vegas Sands Corp. ‡	23,000	1,959
Marriott International, Inc.–Class A	80,000	3,617
McGraw-Hill Cos., Inc. (The)	62,500	4,096
Microsoft Corp.	130,975	3,921
Nordstrom, Inc.	62,000	3,405
PACCAR, Inc.	27,000	2,267
PepsiCo, Inc.	63,000	4,164
Praxair, Inc.	38,000	2,453
QUALCOMM, Inc.	99,000	4,336
Starbucks Corp. ‡	85,000	2,637
T. Rowe Price Group, Inc.	89,000	4,422
Varian Medical Systems, Inc. †‡	41,000	1,731
Verizon Communications, Inc.	82,000	3,131
Walgreen Co.	66,000	2,897
Whole Foods Market, Inc.	60,965	2,853
Zimmer Holdings, Inc. ‡	21,500	1,945
Total Common Stocks (cost: $197,800)		253,337
	Principal	Value
SECURITY LENDING COLLATERAL ( 5.7%)
Debt (5.7%)
Bank Notes (0.4%)
Bank of America
5.31%, due 05/17/2007 *	$459	$459
5.27%, due 06/18/2007 *	459	459
Commercial Paper (1.2%)
Bear Stearns & Co. 5.31%, due 07/10/2007	184	184

The notes to the financial statements are an integral part of this report.

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SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
CAFCO LLC–144A 5.29%, due 05/31/2007	$178	$178
Charta LLC–144A 5.30%, due 05/09/2007 5.29%, due 06/13/2007	122 92	122 92
Compass Securitization LLC–144A 5.29%, due 05/25/2007	92	92
CRC Funding LLC–144A 5.28%, due 05/16/2007	92	92
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	92	92
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007 5.28%, due 05/24/2007	92 92	92 92
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	184	184
Liberty Street–144A 5.29%, due 05/03/2007	180	180
Morgan Stanley 5.32%, due 08/01/2007	184	184
Old Line Funding LLC–144A 5.30%, due 05/15/2007	184	184
Paradigm Funding LLC–144A 5.28%, due 05/22/2007 5.30%, due 05/29/2007 5.29%, due 05/31/2007	363 92 92	363 92 92
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007 5.29%, due 05/17/2007 5.28%, due 06/01/2007 5.29%, due 06/19/2007	92 92 92 121	92 92 92 121
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	138	138
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	92	92
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	184	184
Yorktown Capital LLC 5.30%, due 05/14/2007	92	92
Euro Dollar Overnight (0.7%)
Bank of Nova Scotia 5.28%, due 05/01/2007	92	92
Citigroup 5.31%, due 05/04/2007	184	184
Deutsche Bank 5.28%, due 05/03/2007	184	184

	Principal	Value
Euro Dollar Overnight (continued)
First Tennessee National Corp. 5.31%, due 05/02/2007	$184	$184
National Australia Bank 5.30%, due 05/01/2007	184	184
Rabobank Nederland 5.30%, due 05/01/2007	184	184
Royal Bank of Canada 5.30%, due 05/01/2007	184	184
Royal Bank of Scotland 5.29%, due 05/07/2007	92	92
Societe Generale 5.31%, due 05/01/2007	184	184
Svenska Handlesbanken 5.31%, due 05/01/2007	348	348
Euro Dollar Terms (2.1%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	184	184
Bank of Montreal 5.28%, due 05/18/2007	92	92
Bank of Nova Scotia 5.28%, due 05/09/2007	128	128
Barclays 5.29%, due 05/07/2007 5.30%, due 05/16/2007 5.29%, due 05/21/2007 5.30%, due 06/04/2007 5.29%, due 06/08/2007	184 184 92 92 184	184 184 92 92 184
Calyon 5.30%, due 05/17/2007 5.31%, due 05/24/2007	92 184	92 184
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007 5.28%, due 05/29/2007	275 92	275 92
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	184	184
Deutsche Bank 5.30%, due 05/15/2007	184	184
Fortis Bank 5.28%, due 05/21/2007 5.28%, due 05/25/2007 5.30%, due 06/25/2007	275 275 184	275 275 184
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	275	275
Royal Bank of Scotland 5.30%, due 05/08/2007 5.30%, due 05/09/2007 5.31%, due 05/25/2007	184 92 184	184 92 184

The notes to the financial statements are an integral part of this report.

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SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	$92	$92
Swedbank AB 5.30%, due 05/11/2007	184	184
Toronto Dominion Bank 5.28%, due 05/10/2007	184	184
UBS AG 5.28%, due 06/01/2007 5.29%, due 06/12/2007 5.29%, due 06/15/2007 5.29%, due 06/18/2007	184 367 275 459	184 367 275 459
Repurchase Agreements (1.3%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $509 on 05/01/2007	509	509
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $2,021 on 05/01/2007	2,021	2,021
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $885 on 05/01/2007	885	885
Total Security Lending Collateral (cost: $14,736)		14,736
Total Investment Securities (cost: $212,536) #		$268,073

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $14,231.

‡  Non-income producing.

(a)  Passive Foreign Investment Company.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $3,504, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $213,486. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $56,171 and $1,584, respectively. Net unrealized appreciation for tax purposes is $54,587.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $4,763 or 1.8% of the net assets of the Fund.

ADR  American Depositary Receipt

FDR  Finnish Depositary Receipt

GDR  Global Depositary Receipt

SGPS  Sociedade Gestora de Participações Socialis (Holding Enterprise)

The notes to the financial statements are an integral part of this report.

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SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Security & Commodity Brokers	7.9%	$20,344
Commercial Banks	7.7%	19,730
Telecommunications	7.6%	19,595
Pharmaceuticals	6.1%	15,684
Computer & Data Processing Services	5.0%	12,914
Electronic & Other Electric Equipment	3.4%	8,840
Insurance	3.4%	8,646
Business Services	3.2%	8,350
Oil & Gas Extraction	3.2%	8,204
Communications Equipment	3.2%	8,133
Computer & Office Equipment	2.6%	6,818
Petroleum Refining	2.6%	6,699
Hotels & Other Lodging Places	2.6%	6,580
Printing & Publishing	2.3%	5,951
Transportation & Public Utilities	2.2%	5,651
Automotive	2.0%	5,253
Electronic Components & Accessories	2.0%	5,248
Restaurants	2.0%	5,218
Aerospace	1.8%	4,733
Life Insurance	1.7%	4,453
Food & Kindred Products	1.7%	4,427
Chemicals & Allied Products	1.7%	4,404
Beverages	1.6%	4,164
Drug Stores & Proprietary Stores	1.6%	4,074
Electric Services	1.6%	3,985
Paper & Allied Products	1.5%	3,777
Medical Instruments & Supplies	1.4%	3,676
Apparel & Accessory Stores	1.3%	3,405
Industrial Machinery & Equipment	1.3%	3,234
Radio & Television Broadcasting	1.2%	3,137
Instruments & Related Products	1.2%	3,071
Air Transportation	1.2%	3,056
Rubber & Misc. Plastic Products	1.2%	3,007
Food Stores	1.1%	2,853
Leather & Leather Products	1.1%	2,827
Engineering & Management Services	1.0%	2,572
Amusement & Recreation Services	0.9%	2,414
Lumber & Other Building Materials	0.6%	1,482
Electric, Gas & Sanitary Services	0.6%	1,447
Communication	0.5%	1,376
Manufacturing Industries	0.5%	1,374
Specialty–Real Estate	0.4%	1,004
Holding & Other Investment Offices	0.3%	775
Metal Mining	0.3%	752
Investment Securities, at value	98.3%	253,337
Short-Term Investments	5.7%	14,736
Total Investment Securities	104.0%	$268,073

The notes to the financial statements are an integral part of this report.

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STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $212,536) (including securities loaned of $14,231)	$268,073
Cash	7,396
Receivables:
Investment securities sold	1,748
Shares of beneficial interest sold	79
Interest	18
Dividends	629
Dividend reclaims receivable	475
Other	247
278,665
Liabilities:
Investment securities purchased	4,919
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	684
Management and advisory fees	142
Distribution and service fees	121
Transfer agent fees	88
Administration fees	4
Payable for collateral for securities on loan	14,736
Other	226
20,920
Net Assets	$257,745
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$523,458
Undistributed (accumulated) net investment income (loss)	(858)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(320,481)
Net unrealized appreciation (depreciation) on: Investment securities	55,537
Translation of assets and liabilities denominated in foreign currencies	89
Net Assets	$257,745
Net Assets by Class:
Class A	$116,350
Class B	69,854
Class C	31,586
Class I	39,955
Shares Outstanding:
Class A	3,636
Class B	2,326
Class C	1,053
Class I	1,245
Net Asset Value Per Share:
Class A	$32.00
Class B	30.04
Class C	29.99
Class I	32.09
Maximum Offering Price Per Share (a):
Class A	$33.86

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $136)	$2,323
Interest	90
Income from loaned securities–net	11
2,424
Expenses:
Management and advisory fees	1,030
Distribution and service fees:
Class A	201
Class B	362
Class C	158
Transfer agent fees:
Class A	198
Class B	173
Class C	62
Class I	– (b)
Printing and shareholder reports	80
Custody fees	44
Administration fees	26
Legal fees	3
Audit fees	10
Trustees fees	5
Registration fees	22
Other	5
Total expenses	2,379
Less:
Reimbursement of class expenses:
Class A	(56)
Class B	(83)
Class C	(23)
Total reimbursed expenses	(162)
Net expenses	2,217
Net Investment Income (Loss)	207
Net Realized Gain (Loss) from:
Investment securities (net of foreign capital gains tax of $11)	9,113
Foreign currency transactions	(44)
9,069
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	16,424
Translation of assets and liabilities denominated in foreign currencies	11
16,435
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	25,504
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,711

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$207	$1,207
Net realized gain (loss) from investment securities and foreign currency transactions	9,069	45,126
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	16,435	10,954
	25,711	57,287
Distributions to Shareholders:
From net investment income:
Class A	(1,297)	(31)
Class B	(375)	–
Class C	(173)	–
Class I	(688)	–
	(2,533)	(31)
Capital Share Transactions:
Proceeds from shares sold:
Class A	3,872	5,127
Class B	1,934	2,562
Class C	882	1,794
Class I	–	265,295
	6,688	274,778
Dividends and distributions reinvested:
Class A	1,262	31
Class B	356	–
Class C	164	–
Class I	688	–
	2,470	31
Cost of shares redeemed:
Class A	(19,981)	(303,291)
Class B	(11,242)	(25,962)
Class C	(4,707)	(12,100)
Class I	(3,552)	(239,142)
	(39,482)	(580,495)
Redemption fees:
Class A	– (b)	– (b)
Class B	– (b)	1
Class C	– (b)	1
	– (b)	2
Automatic conversions:
Class A	3,543	5,471
Class B	(3,543)	(5,471)
	–	–
	(30,324)	(305,684)
Net increase (decrease) in net assets	(7,146)	(248,428)
Net Assets:
Beginning of period	264,891	513,319
End of period	$257,745	$264,891
Undistributed (accumulated) net investment income (loss)	$(858)	$1,468

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Share Activity:
Shares issued:
Class A	128	188
Class B	68	101
Class C	31	71
Class I	–	10,591
	227	10,951
Shares issued–reinvested from distributions:
Class A	42	1
Class B	13	–
Class C	6	–
Class I	23	–
	84	1
Shares redeemed:
Class A	(659)	(12,007)
Class B	(394)	(1,031)
Class C	(166)	(480)
Class I	(118)	(9,251)
	(1,337)	(22,769)
Automatic conversions:
Class A	117	204
Class B	(124)	(217)
	(7)	(13)
Net increase (decrease) in shares outstanding:
Class A	(372)	(11,614)
Class B	(437)	(1,147)
Class C	(129)	(409)
Class I	(95)	1,340
	(1,033)	(11,830)

(a)  Class I was offered for investment on November 15, 2005.

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$29.28	$0.05	$3.01	$3.06	$(0.34)	$–	$(0.34)	$32.00
	10/31/2006	24.68	0.15	4.45	4.60	– (h)	–	–	29.28
	10/31/2005	22.57	0.21	2.14	2.35	(0.24)	–	(0.24)	24.68
	10/31/2004	21.41	(0.07)	1.23	1.16	–	–	–	22.57
	10/31/2003	19.06	(0.05)	2.40	2.35	–	–	–	21.41
	10/31/2002	23.67	(0.08)	(4.53)	(4.61)	–	–	–	19.06
Class B	4/30/2007	27.40	(0.05)	2.83	2.78	(0.14)	–	(0.14)	30.04
	10/31/2006	23.24	(0.01)	4.17	4.16	– (h)	–	–	27.40
	10/31/2005	21.23	0.02	1.99	2.01	– (h)	–	–	23.24
	10/31/2004	20.25	(0.20)	1.18	0.98	–	–	–	21.23
	10/31/2003	18.14	(0.17)	2.28	2.11	–	–	–	20.25
	10/31/2002	22.71	(0.22)	(4.35)	(4.57)	–	–	–	18.14
Class C	4/30/2007	27.37	(0.05)	2.82	2.77	(0.15)	–	(0.15)	29.99
	10/31/2006	23.21	(0.01)	4.17	4.16	–	–	–	27.37
	10/31/2005	21.21	0.02	1.99	2.01	(0.01)	–	(0.01)	23.21
	10/31/2004	20.25	(0.15)	1.11	0.96	–	–	–	21.21
	10/31/2003	18.00	(0.17)	2.42	2.25	–	–	–	20.25
Class I	4/30/2007	29.46	0.14	3.01	3.15	(0.52)	–	(0.52)	32.09
	10/31/2006	25.05	0.25	4.16	4.41	–	–	–	29.46

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	10.51%	$116,350	1.55%	1.65%	0.34	% (i)	13%
	10/31/2006	18.65	117,367	1.55	1.62	0.55	(i)	55
	10/31/2005	10.41	385,504	1.42	1.42	0.85	(i)	79
	10/31/2004	5.41	226,517	1.85	1.85	(0.31)		140
	10/31/2003	12.33	189,046	2.07	2.07	(0.26)		103
	10/31/2002	(19.46)	225,722	1.88	1.88	(0.34)		72
Class B	4/30/2007	10.18	69,854	2.20	2.43	(0.33	) (i)	13
	10/31/2006	17.90	75,711	2.20	2.42	(0.05	) (i)	55
	10/31/2005	9.48	90,877	2.20	2.41	0.07		79
	10/31/2004	4.83	117,409	2.49	2.49	(0.93)		140
	10/31/2003	11.57	153,046	2.72	2.72	(0.91)		103
	10/31/2002	(20.09)	193,259	2.53	2.53	(0.99)		72
Class C	4/30/2007	10.16	31,586	2.20	2.35	(0.32	) (i)	13
	10/31/2006	17.87	32,341	2.20	2.35	(0.05	) (i)	55
	10/31/2005	9.52	36,938	2.20	2.38	0.07	(i)	79
	10/31/2004	4.74	48,378	2.18	2.18	(0.72)		140
	10/31/2003	12.50	163	2.72	2.72	(0.92)		103
Class I	4/30/2007	10.81	39,955	0.95	0.95	0.94		13
	10/31/2006	17.60	39,472	0.94	0.94	0.99		55

The notes to the financial statements are an integral part of this report.

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FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Rounds to less than $(0.01) per share.

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C.

The notes to the financial statements are an integral part of this report.

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NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective October 27, 2006, TA IDEX Templeton Great Companies Global was renamed to TA IDEX Templeton Transamerica Global ("the Fund") and changed its sub-advisor from Great Companies, L.L.C. ("Great Companies") to Transamerica Investment Management, LLC ("TIM").

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-advisers, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Templeton Transamerica Global 11

TA IDEX Templeton Transamerica Global

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2007 of $8 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $5, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. Dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. Dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received is less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation–Conservative Portfolio	$2,236	0.87%
TA IDEX Asset Allocation–Growth Portfolio	6,310	2.45%
TA IDEX Asset Allocation–Moderate Portfolio	23,160	8.99%
TA IDEX Asset Allocation–Moderate Growth Portfolio	8,249	3.20%
Total	$39,955	15.51%

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Templeton Transamerica Global 12

TA IDEX Templeton Transamerica Global

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2006
Class A	$97	10/31/2009
Class B	184	10/31/2009
Class C	53	10/31/2009
Fiscal Year 2005
Class B	226	10/31/2008
Class C	77	10/31/2008

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. Effective November 15, 2005, the Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$50
Retained by Underwriter	8
Contingent Deferred Sales Charge	18

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $415 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $119.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Templeton Transamerica Global 13

TA IDEX Templeton Transamerica Global

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

the amount related to the Emeritus Plan was $17. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$34,017
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	61,115
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, foreign currency transactions, passive foreign investment companies, deferred compensation and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$66,404	October 31, 2009
205,203	October 31, 2010
57,944	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Templeton Transamerica Global 14

TA IDEX Templeton Transamerica Global

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the investment advisory agreement between TA IDEX Templeton Transamerica Global (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") (the "Investment Advisory Agreement"), as well as the investment sub-advisory agreement between TFAI and Templeton Investment Counsel, LLC, the co-investment sub-adviser to the Fund's international Fund ("Templeton") (the "Investment Sub-Advisory Agreement"), to determine whether the agreements should be renewed for a one-year period. The Board noted that it had recently approved an investment sub-advisory agreement between TFAI and Transamerica Investment Management, LLC ("TIM") to appoint TIM to replace Great Companies, LLC ("Great Companies") as co-investment sub-adviser to the Fund's domestic Fund for an initial two-year period at a meeting of the Board held on July 18 and 19, 2006. Following their review and consideration, a majority of the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including a majority of the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI, Templeton and TIM such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI, Great Companies, Templeton and TIM (such as in-person presentations by Great Companies, Templeton and TIM) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and Templeton to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and Templeton are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and Templeton's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's and Templeton's management, the financial resources of TFAI and Templeton, TFAI's management oversight process, and the professional qualifications and experience of Templeton's portfolio management team. The Trustees also concluded that TFAI and Templeton proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and Templeton's future obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds for various trailing periods ended June 30, 2006. The Board noted the Fund's trailing underperformance relative to its peers, but also noted that much of that performance is attributable to Great Companies, which was replaced by TIM on August 1, 2006. The Board asked Management to continue to monitor closely the Fund's ongoing performance and expenses. On the basis of its assessment of the nature, extent and quality of the investment advisory services to be provided or procured by TFAI and Templeton, the Board concluded that TFAI and Templeton are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and Templeton's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. The Board expressed concern that the total expenses of the Fund were slight higher than average compared to its peer group, but noted that the contractual management fees were lower than the average management fees of

Transamerica IDEX Mutual Funds

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TA IDEX Templeton Transamerica Global 15

TA IDEX Templeton Transamerica Global (continued)

that group. On the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of Templeton, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and Templeton's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and Templeton.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory and sub-advisory fee schedules appropriately benefits investors by permitting economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI and Templeton, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to Templeton, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or Templeton from their relationship with the Fund. The Board noted that it receives quarterly reports on Templeton's brokerage practices, including "soft dollar" benefits that Templeton may receive. The Board concluded that benefits derived by TFAI, its affiliates, and Templeton from their relationships with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that Templeton participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements Templeton may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Templeton Transamerica Global 16

TA IDEX Transamerica Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,060.90	1.58%	$8.07
Hypothetical (b)	1,000.00	1,016.96	1.58	7.90
Class B
Actual	1,000.00	1,057.80	2.17	11.07
Hypothetical (b)	1,000.00	1,014.03	2.17	10.84
Class C
Actual	1,000.00	1,058.00	2.14	10.92
Hypothetical (b)	1,000.00	1,014.18	2.14	10.69

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Balanced 1

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.8%)
U.S. Treasury Bond 8.00%, due 11/15/2021 †	$1,450	$1,923
U.S. Treasury Inflation Indexed Bond 2.00%, due 01/15/2016	566	558
U.S. Treasury Note 3.88%, due 02/15/2013	870	842
4.50%, due 02/15/2016	13	13
4.63%, due 02/15/2017 †	1,035	1,034
4.50%, due 02/15/2036 †	1,186	1,125
Total U.S. Government Obligations (cost: $5,430)		5,495
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)
Fannie Mae, Series 2004-90, Class LH 5.00%, due 04/25/2034	700	681
Freddie Mac 5.35%, due 11/14/2011	1,070	1,071
Freddie Mac, Series 2631, Class CE 4.25%, due 10/15/2026	980	961
Freddie Mac, Series 2941, Class WC 5.00%, due 10/15/2030	1,700	1,678
Total U.S. Government Agency Obligations (cost: $4,390)		4,391
MORTGAGE-BACKED SECURITIES (2.9%)
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.20%, due 12/01/2038	1,060	1,045
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD, Class A4 5.32%, due 12/11/2049	350	348
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A 5.24%, due 11/15/2036	989	989
Morgan Stanley Capital I, Series 2006-HQ10, Class A4 5.33%, due 11/12/2041 *	1,140	1,135
SBA CMBS Trust, Series 2006-1A, Class A–144A 5.31%, due 11/15/2036	880	882
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4 5.57%, due 10/15/2048 *	1,114	1,128
Total Mortgage-Backed Securities (cost: $5,542)		5,527

	Principal	Value
CORPORATE DEBT SECURITIES (18.4%)
Aerospace (0.3%)
Honeywell International, Inc. 6.13%, due 11/01/2011	$660	$688
Agriculture (0.2%)
Michael Foods, Inc. 8.00%, due 11/15/2013	320	330
Automotive Service Stations (0.1%)
Petro Stopping Centers, LP / Petro Financial Corp. 9.00%, due 02/15/2012	250	260
Business Credit Institutions (1.2%)
John Deere Capital Corp., Series D 4.40%, due 07/15/2009	1,000	985
National Rural Utilities Cooperative Finance Corp. 7.25%, due 03/01/2012	500	544
Pemex Finance, Ltd. 9.03%, due 02/15/2011	680	728
Chemicals & Allied Products (1.3%)
ICI Wilmington, Inc. 4.38%, due 12/01/2008	791	779
Lubrizol Corp. 4.63%, due 10/01/2009	1,350	1,331
Monsanto Co. 5.50%, due 07/30/2035	415	388
Commercial Banks (1.7%)
HBOS PLC–144A 5.92%, due 10/01/2015 (a)(b)	700	689
ICICI Bank, Ltd., Subordinated Note–144A 6.38%, due 04/30/2022 (b)	353	353
Royal Bank of Scotland Group PLC 7.65%, due 09/30/2031 (a)(b)	220	257
Shinsei Finance Cayman, Ltd.–144A 6.42%, due 07/20/2016 (a)(b)	325	329
Sumitomo Mitsui Banking–144A 5.63%, due 10/15/2015 (a)(b)	200	197
US Bank NA 3.75%, due 02/06/2009	435	425
Wachovia Capital Trust III 5.80%, due 03/15/2011 (a)(b)	260	264
ZFS Finance USA Trust I–144A 6.45%, due 12/15/2065 (b)	765	774
Communication (0.2%)
Comcast Corp. 7.05%, due 03/15/2033	325	353

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Balanced 2

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Computer & Office Equipment (0.4%)
Hewlett-Packard Co. 3.63%, due 03/15/2008	$765	$754
Construction (0.6%)
Centex Corp., Senior Note 4.75%, due 01/15/2008	620	618
DR Horton, Inc., Senior Note 5.38%, due 06/15/2012	500	480
Department Stores (0.1%)
Neiman-Marcus Group, Inc. 9.00%, due 10/15/2015	200	220
Electric Services (0.7%)
FPL Group Capital, Inc., Series B 5.55%, due 02/16/2008	3	3
PPL Capital Funding, Guaranteed Note 6.70%, due 03/30/2067 (b)	540	540
PSEG Funding Trust 5.38%, due 11/16/2007	875	874
Food & Kindred Products (0.7%)
Archer-Daniels-Midland Co. 5.38%, due 09/15/2035	500	463
Bunge, Ltd. Finance Corp. 4.38%, due 12/15/2008	930	916
Food Stores (0.1%)
Albertson's, Inc. 7.50%, due 02/15/2011	270	285
Gas Production & Distribution (1.6%)
Kinder Morgan Energy Partners, LP 7.75%, due 03/15/2032	334	380
Oneok, Inc. 5.51%, due 02/16/2008	1,730	1,733
Southern Union Co., Senior Note 6.15%, due 08/16/2008	926	934
Holding & Other Investment Offices (2.2%)
Ameriprise Financial, Inc. 7.52%, due 06/01/2066 (b)	500	543
BRE Properties, Inc. REIT 5.75%, due 09/01/2009	1,115	1,124
Hutchison Whampoa International, Ltd.–144A 5.45%, due 11/24/2010	950	959
iStar Financial, Inc. REIT 4.88%, due 01/15/2009	875	869
PPF Funding, Inc., REIT–144A 5.35%, due 04/15/2012	781	780

	Principal	Value
Hotels & Other Lodging Places (0.4%)
Las Vegas Sands Corp. 6.38%, due 02/15/2015	$300	$292
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, due 05/01/2007	400	400
Insurance (0.4%)
Oil Insurance, Ltd.–144A 7.56%, due 06/30/2011 (a)(b)	325	341
St. Paul Travelers Cos. (The), Inc. 6.75%, due 06/20/2036	480	523
Life Insurance (0.4%)
Prudential Financial, Inc. 5.75%, due 07/15/2033	820	803
Lumber & Other Building Materials (0.3%)
CRH America, Inc. 5.30%, due 10/15/2013	570	560
Mortgage Bankers & Brokers (0.5%)
Idearc, Inc., Senior Note–144A 8.00%, due 11/15/2016	200	208
ILFC E-Capital Trust II–144A 6.25%, due 12/21/2065 (b)	360	369
MUFG Capital Finance 1, Ltd. 6.35%, due 07/25/2016 (a)(b)	325	332
Oil & Gas Extraction (0.5%)
Husky Oil, Ltd. 8.90%, due 08/15/2028 (b)	570	591
PetroHawk Energy Corp., Senior Note 9.13%, due 07/15/2013	360	386
Personal Credit Institutions (0.4%)
Capital One Bank 5.75%, due 09/15/2010	800	812
Petroleum Refining (0.5%)
Enterprise Products Operating, LP 8.38%, due 08/01/2066 (b)	285	316
Valero Logistics Operations, LP, Guaranteed Senior Note 6.88%, due 07/15/2012	710	747
Printing & Publishing (0.2%)
News America Holdings, Inc. 7.75%, due 12/01/2045	392	447
Radio & Television Broadcasting (0.3%)
Clear Channel Communications, Inc. 4.63%, due 01/15/2008	545	539

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Real Estate (0.3%)
Post Apartment Homes, LP 6.30%, due 06/01/2013	$569	$590
Restaurants (0.2%)
Aramark Corp., Senior Note–144A 8.50%, due 02/01/2015	300	314
Security & Commodity Brokers (1.0%)
E*Trade Financial Corp. 8.00%, due 06/15/2011	500	526
Mizuho Preferred Capital Co. LLC–144A 8.79%, due 06/30/2008 (a)(b)	1,100	1,142
Western Union Co. (The) 5.93%, due 10/01/2016	290	292
Stone, Clay & Glass Products (0.2%)
Lafarge SA 7.13%, due 07/15/2036	385	421
Telecommunications (0.7%)
Nextel Communications, Inc., Series D 7.38%, due 08/01/2015	360	372
SBC Communications, Inc. 4.13%, due 09/15/2009	1,003	981
Transportation & Public Utilities (0.2%)
Hertz Corp., Senior Subordinated Note 10.50%, due 01/01/2016	300	342
Water Transportation (0.5%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	815	895
Total Corporate Debt Securities (cost: $35,504)		35,690
	Shares	Value
COMMON STOCKS (71.4%)
Air Transportation (0.8%)
FedEx Corp.	15,000	$1,582
Apparel & Accessory Stores (1.8%)
Nordstrom, Inc.	65,000	3,570
Automotive (5.2%)
Harley-Davidson, Inc.	65,000	4,116
PACCAR, Inc. †	70,000	5,879
Beverages (1.1%)
PepsiCo, Inc.	33,500	2,214
Communications Equipment (2.7%)
QUALCOMM, Inc.	120,000	5,256

	Shares	Value
Computer & Data Processing Services (5.2%)
Google, Inc.–Class A ‡	6,000	$2,828
Intuit, Inc. ‡	90,000	2,560
Microsoft Corp.	153,465	4,595
Computer & Office Equipment (2.9%)
Apple, Inc. ‡	56,000	5,589
Drug Stores & Proprietary Stores (2.5%)
Walgreen Co.	110,000	4,829
Electronic & Other Electric Equipment (1.6%)
General Electric Co.	83,000	3,059
Engineering & Management Services (4.6%)
Jacobs Engineering Group, Inc. ‡	178,000	8,976
Food Stores (1.5%)
Whole Foods Market, Inc.	61,500	2,878
Hotels & Other Lodging Places (4.5%)
Marriott International, Inc.–Class A	130,000	5,877
MGM Mirage, Inc. †‡	43,000	2,892
Industrial Machinery & Equipment (5.6%)
Caterpillar, Inc.	79,000	5,737
Kennametal, Inc.	73,500	5,186
Insurance (1.5%)
American International Group, Inc.	42,000	2,936
Medical Instruments & Supplies (2.8%)
Varian Medical Systems, Inc. ‡	42,000	1,773
Zimmer Holdings, Inc. †‡	40,000	3,619
Oil & Gas Extraction (2.0%)
Schlumberger, Ltd.	53,000	3,913
Petroleum Refining (1.8%)
Suncor Energy, Inc.	42,000	3,381
Pharmaceuticals (4.9%)
Allergan, Inc.	26,000	3,151
Gilead Sciences, Inc. ‡	23,000	1,880
Roche Holding AG-Genusschein	24,000	4,539
Printing & Publishing (4.4%)
McGraw-Hill Cos., Inc. (The) †	130,000	8,519
Restaurants (1.0%)
Starbucks Corp. ‡	60,000	1,861
Security & Commodity Brokers (8.4%)
American Express Co.	90,000	5,460
Ameriprise Financial, Inc.	70,000	4,163
BlackRock, Inc. †	13,000	1,946

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Security & Commodity Brokers (continued)
Chicago Mercantile Exchange †	9,000	$4,651
Telecommunications (1.0%)
Verizon Communications, Inc.	50,000	1,909
Transportation & Public Utilities (2.0%)
Expeditors International of Washington, Inc.	94,000	3,929
Wholesale Trade Durable Goods (1.6%)
Grainger (W.W.), Inc.	38,500	3,181
Total Common Stocks (cost: $102,611)		138,434
	Principal	Value
SECURITY LENDING COLLATERAL (8.0%)

Debt (8.0%)

Bank Notes (0.5%)
Bank of America 5.31%, due 05/17/2007 *	$486	$486
5.27%, due 06/18/2007 *	486	486
Commercial Paper (1.7%)
Bear Stearns & Co. 5.31%, due 07/10/2007	194	194
CAFCO LLC–144A 5.29%, due 05/31/2007	188	188
Charta LLC–144A 5.30%, due 05/09/2007	130	130
5.29%, due 06/13/2007	97	97
Compass Securitization LLC–144A 5.29%, due 05/25/2007	97	97
CRC Funding LLC–144A 5.28%, due 05/16/2007	97	97
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	97	97
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007	97	97
5.28%, due 05/24/2007	97	97
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	194	194
Liberty Street–144A 5.29%, due 05/03/2007	190	190
Morgan Stanley 5.32%, due 08/01/2007	194	194
Old Line Funding LLC–144A 5.30%, due 05/15/2007	194	194
Paradigm Funding LLC–144A 5.28%, due 05/22/2007	384	384
5.30%, due 05/29/2007	97	97
5.29%, due 05/31/2007	97	97

	Principal	Value
Commercial Paper (continued)
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007	$97	$97
5.29%, due 05/17/2007	97	97
5.28%, due 06/01/2007	97	97
5.29%, due 06/19/2007	128	128
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	146	146
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	97	97
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	194	194
Yorktown Capital LLC 5.30%, due 05/14/2007	97	97
Euro Dollar Overnight (1.0%)
Bank of Nova Scotia 5.28%, due 05/01/2007	97	97
Citigroup 5.31%, due 05/04/2007	194	194
Deutsche Bank 5.28%, due 05/03/2007	194	194
First Tennessee National Corp. 5.31%, due 05/02/2007	194	194
National Australia Bank 5.30%, due 05/01/2007	194	194
Rabobank Nederland 5.30%, due 05/01/2007	194	194
Royal Bank of Canada 5.30%, due 05/01/2007	194	194
Royal Bank of Scotland 5.29%, due 05/07/2007	97	97
Societe Generale 5.31%, due 05/01/2007	194	194
Svenska Handlesbanken 5.31%, due 05/01/2007	368	368
Euro Dollar Terms (2.9%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	194	194
Bank of Montreal 5.28%, due 05/18/2007	97	97
Bank of Nova Scotia 5.28%, due 05/09/2007	136	136
Barclays 5.29%, due 05/07/2007	194	194
5.30%, due 05/16/2007	194	194
5.29%, due 05/21/2007	97	97
5.30%, due 06/04/2007	97	97
5.29%, due 06/08/2007	194	194

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Calyon 5.30%, due 05/17/2007	$97	$97
5.31%, due 05/24/2007	194	194
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007	292	292
5.28%, due 05/29/2007	97	97
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	194	194
Deutsche Bank 5.30%, due 05/15/2007	194	194
Fortis Bank 5.28%, due 05/21/2007	292	292
5.28%, due 05/25/2007	291	291
5.30%, due 06/25/2007	194	194
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	291	291
Royal Bank of Scotland 5.30%, due 05/08/2007	194	194
5.30%, due 05/09/2007	97	97
5.31%, due 05/25/2007	194	194
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	97	97

	Principal	Value
Euro Dollar Terms (continued)
Swedbank AB 5.30%, due 05/11/2007	$194	$194
Toronto Dominion Bank 5.28%, due 05/10/2007	194	194
UBS AG 5.28%, due 06/01/2007	194	194
5.29%, due 06/12/2007	389	389
5.29%, due 06/15/2007	291	291
5.29%, due 06/18/2007	486	486
Repurchase Agreements (1.9%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $538 on 05/01/2007	538	538
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $2,136 on 05/01/2007	2,136	2,136
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $936 on 05/01/2007	936	936
Total Security Lending Collateral (cost: $15,568)		15,568
Total Investment Securities (cost: $169,045) #		$205,105

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $15,257.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2007.

‡  Non-income producing.

††  Cash collateral for the Repurchase Agreements, valued at $3,702, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $169,312. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $37,377 and $1,584, respectively. Net unrealized appreciation for tax purposes is $35,793.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $11,238 or 5.8% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Balanced

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $169,045) (including securities loaned of $15,257)	$205,105
Receivables:
Investment securities sold	4,582
Shares of beneficial interest sold	76
Interest	733
Dividends	57
Dividend reclaims receivable	81
Other	41
210,675
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	469
Management and advisory fees	132
Distribution and service fees	136
Transfer agent fees	54
Administration fees	3
Due to custodian	425
Payable for collateral for securities on loan	15,568
Other	112
16,899
Net Assets	$193,776
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$161,508
Undistributed (accumulated) net investment income (loss)	(73)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(3,714)
Net unrealized appreciation (depreciation) on: Investment securities	36,060
Translation of assets and liabilities denominated in foreign currencies	(5)
Net Assets	$193,776
Net Assets by Class:
Class A	$53,513
Class B	107,373
Class C	32,890
Shares Outstanding:
Class A	2,295
Class B	4,625
Class C	1,421
Net Asset Value Per Share:
Class A	$23.31
Class B	23.22
Class C	23.15
Maximum Offering Price Per Share (a):
Class A	$24.67

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$1,485
Dividends (net of withholding taxes on foreign dividends of $17)	832
Income from loaned securities–net	15
2,332
Expenses:
Management and advisory fees	801
Distribution and service fees:
Class A	94
Class B	561
Class C	172
Transfer agent fees:
Class A	84
Class B	138
Class C	38
Printing and shareholder reports	43
Custody fees	18
Administration fees	20
Legal fees	3
Audit fees	10
Trustees fees	4
Registration fees	19
Other	3
Total expenses	2,008
Net Investment Income (Loss)	324
Net Realized Gain (Loss) from:
Investment securities	15,969
Foreign currency transactions	1
15,970
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(4,787)
Translation of assets and liabilities denominated in foreign currencies	(6)
(4,793)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	11,177
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,501

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$324	$359
Net realized gain (loss) from investment securities and foreign currency transactions	15,970	16,546
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(4,793)	7,466
	11,501	24,371
Distributions to Shareholders:
From net investment income:
Class A	(187)	(248)
Class B	(140)	(110)
Class C	(44)	(35)
	(371)	(393)
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,255	4,157
Class B	1,815	3,947
Class C	588	2,027
	4,658	10,131
Dividends and distributions reinvested:
Class A	179	239
Class B	130	102
Class C	40	32
	349	373
Cost of shares redeemed:
Class A	(9,991)	(19,168)
Class B	(16,554)	(40,189)
Class C	(6,399)	(12,737)
	(32,944)	(72,094)
Redemption fees:
Class A	– (a)	– (a)
Class B	– (a)	– (a)
Class C	– (a)	– (a)
	– (a)	– (a)
Automatic conversions:
Class A	2,497	1,663
Class B	(2,497)	(1,663)
	–	–
	(27,937)	(61,590)
Net increase (decrease) in net assets	(16,807)	(37,612)
Net Assets:
Beginning of period	210,583	248,195
End of period	$193,776	$210,583
Undistributed (accumulated) net investment income (loss)	$(73)	$(26)

	April 30, 2007 (unaudited)	October 31, 2006
Share Activity:
Shares issued:
Class A	98	196
Class B	80	186
Class C	26	96
	204	478
Shares issued–reinvested from distributions:
Class A	8	11
Class B	6	5
Class C	2	1
	16	17
Shares redeemed:
Class A	(440)	(903)
Class B	(733)	(1,897)
Class C	(284)	(604)
	(1,457)	(3,404)
Automatic conversions:
Class A	110	78
Class B	(110)	(78)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(224)	(618)
Class B	(757)	(1,784)
Class C	(256)	(507)
	(1,237)	(2,909)

(a)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Balanced

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$22.05	$0.08		$1.26	$1.34	$(0.08)	$–	$(0.08)	$23.31
	10/31/2006	19.90	0.12		2.12	2.24	(0.09)	–	(0.09)	22.05
	10/31/2005	18.53	0.15		1.41	1.56	(0.19)	–	(0.19)	19.90
	10/31/2004	17.43	0.14		1.08	1.22	(0.12)	–	(0.12)	18.53
	10/31/2003	16.23	0.19		1.21	1.40	(0.20)	–	(0.20)	17.43
	10/31/2002	17.31	0.29		(1.09)	(0.80)	(0.28)	–	(0.28)	16.23
Class B	4/30/2007	21.98	0.02		1.25	1.27	(0.03)	–	(0.03)	23.22
	10/31/2006	19.88	–	(h)	2.12	2.12	(0.02)	–	(0.02)	21.98
	10/31/2005	18.47	0.04		1.40	1.44	(0.03)	–	(0.03)	19.88
	10/31/2004	17.39	0.04		1.08	1.12	(0.04)	–	(0.04)	18.47
	10/31/2003	16.22	0.08		1.18	1.26	(0.09)	–	(0.09)	17.39
	10/31/2002	17.30	0.18		(1.09)	(0.91)	(0.17)	–	(0.17)	16.22
Class C	4/30/2007	21.91	0.02		1.25	1.27	(0.03)	–	(0.03)	23.15
	10/31/2006	19.82	0.01		2.10	2.11	(0.02)	–	(0.02)	21.91
	10/31/2005	18.45	0.04		1.41	1.45	(0.08)	–	(0.08)	19.82
	10/31/2004	17.39	(0.01)		1.11	1.10	(0.04)	–	(0.04)	18.45
	10/31/2003	16.22	0.08		1.18	1.26	(0.09)	–	(0.09)	17.39

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	6.09%	$53,513	1.58%	1.58%	0.75	% (i)	23%
	10/31/2006	11.27	55,547	1.58	1.58	0.57	(i)	51
	10/31/2005	8.41	62,440	1.59	1.59	0.75	(i)	27
	10/31/2004	7.03	72,997	1.70	1.70	0.76		107
	10/31/2003	8.71	89,335	1.73	1.73	1.13		69
	10/31/2002	(4.72)	100,923	1.68	1.70	1.70		87
Class B	4/30/2007	5.78	107,373	2.17	2.17	0.16	(i)	23
	10/31/2006	10.65	118,286	2.15	2.15	0.01	(i)	51
	10/31/2005	7.80	142,479	2.14	2.14	0.20	(i)	27
	10/31/2004	6.44	170,630	2.26	2.26	0.19		107
	10/31/2003	7.84	199,472	2.37	2.37	0.48		69
	10/31/2002	(5.31)	214,019	2.33	2.35	1.05		87
Class C	4/30/2007	5.80	32,890	2.14	2.14	0.19	(i)	23
	10/31/2006	10.64	36,750	2.12	2.12	0.03	(i)	51
	10/31/2005	7.85	43,276	2.13	2.13	0.21	(i)	27
	10/31/2004	6.33	53,990	2.28	2.28	(0.08)		107
	10/31/2003	7.84	4,354	2.38	2.39	0.48		69

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Rounds to less than $0.01 per share.

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Balanced (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class I is currently uninvested. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be

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TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2007, of $3 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $6, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $1 billion of ANA
0.625% of ANA over $1.5 billion

Transamerica IDEX Mutual Funds

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TA IDEX Transamerica Balanced 11

TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.45% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2007.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$46
Retained by Underwriter	7
Contingent Deferred Sales Charge	52

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $248 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $41.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $13. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$36,488
U.S. Government	10,187
Proceeds from maturities and sales of securities:
Long-Term	58,995
U.S. Government	18,294

Transamerica IDEX Mutual Funds

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TA IDEX Transamerica Balanced 12

TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$10,346	October 31, 2010
9,071	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

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TA IDEX Transamerica Balanced 13

TA IDEX Transamerica Balanced

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Balanced (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Board favorably noted the Fund's strong performance compared to its peer group over the past one- and ten-year periods and its competitive performance compared to its peers over the past two-, three- and five-year periods, noting that the Fund's performance over the past three-, five- and ten-year periods is partially attributable to a prior investment sub-adviser. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser have achieved an acceptable level of investment performance and are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records with respect to the Fund and other mutual funds indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy and noted that the apparent profitability of TFAI was inflated by a one-time redemption of seed capital from the Fund. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are acceptable despite generally being above industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Balanced 14

TA IDEX Transamerica Balanced (continued)

from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' (including the Sub-Adviser) service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI, the Sub-Adviser and their affiliates.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including "soft dollar" benefits it receives. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

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TA IDEX Transamerica Balanced 15

TA IDEX Transamerica Convertible Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,055.60	1.32%	$6.73
Hypothetical (b)	1,000.00	1,018.25	1.32	6.61
Class B
Actual	1,000.00	1,051.70	1.99	10.12
Hypothetical (b)	1,000.00	1,014.93	1.99	9.94
Class C
Actual	1,000.00	1,053.00	1.95	9.93
Hypothetical (b)	1,000.00	1,015.12	1.95	9.74
Class I
Actual	1,000.00	1,058.90	0.82	4.19
Hypothetical (b)	1,000.00	1,020.73	0.82	4.11

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

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TA IDEX Transamerica Convertible Securities 1

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (80.3%)
Aerospace (2.1%)
Armor Holdings, Inc. 2.00%, due 11/01/2024 (a)	$2,590	$3,778
Automotive Dealers (3.2%)
United Auto Group, Inc., Subordinated Note 3.50%, due 04/01/2026	650	688
United Auto Group, Inc., Subordinated Note–144A 3.50%, due 04/01/2026	4,750	5,029
Business Services (2.9%)
Lamar Advertising Co. 2.88%, due 12/31/2010	4,000	5,320
Commercial Banks (11.1%)
Credit Suisse/New York NY, Series IGT 0.25%, due 04/21/2014	2,800	2,689
Deutsche Bank AG London 0.25%, due 04/11/2013	2,905	3,723
Euronet Worldwide, Inc., Senior Note 3.50%, due 10/15/2025 †	3,005	3,095
Wachovia Bank NA-144A 0.25%, due 01/30/2014 §	10,500	10,479
Communication (1.2%)
XM Satellite Radio Holdings, Inc. 1.75%, due 12/01/2009 †	2,500	2,156
Computer & Data Processing Services (1.7%)
Informatica Corp., Senior Note 3.00%, due 03/15/2026 †	3,000	3,068
Computer & Office Equipment (6.4%)
EMC Corp/Massachusetts, Senior Note, Reg S 1.75%, due 12/01/2013 †	3,500	3,933
SanDisk Corp., Senior Note 1.00%, due 05/15/2013 †	2,775	2,414
Scientific Games Corp. 0.75%, due 12/01/2024	4,200	5,203
Electric Services (1.5%)
Covanta Holding Corp. 1.00%, due 02/01/2027	2,600	2,678
Electronic Components & Accessories (2.9%)
Intel Corp., Junior Subordinated Note 2.95%, due 12/15/2035 †	2,700	2,457
Sunpower Corp., Senior Note
1.25%, due 02/15/2027	2,300	2,797
Food & Kindred Products (1.5%)
Archer-Daniels-Midland Co.–144A 0.88%, due 02/15/2014 †	2,500	2,622

	Principal		Value
Holding & Other Investment Offices (5.4%)
BRE Properties, Inc., REIT, Senior Note 4.13%, due 08/15/2026 †	$5,480		$5,686
Vornado Realty Trust REIT, Senior Note 3.63%, due 11/15/2026 †	4,000		3,980
Hotels & Other Lodging Places (4.8%)
Hilton Hotels Corp., Senior Note 3.38%, due 04/15/2023	2,865		4,401
Host Marriott, LP–144A 3.25%, due 04/15/2024	2,700		4,185
Instruments & Related Products (2.9%)
Allergan, Inc. 1.50%, due 04/01/2026 †	4,750		5,172
Mortgage Bankers & Brokers (2.3%)
WMT Debt Exchangeable Trust–144A 0.25%, due 05/02/2013 §	327	S	4,164
Motion Pictures (5.4%)
Lions Gate Entertainment Corp. 2.94%, due 10/15/2024 †	3,750		4,294
Macrovision Corp.–144A 2.63%, due 08/15/2011	4,900		5,408
Oil & Gas Extraction (1.3%)
Schlumberger, Ltd., Series B 2.13%, due 06/01/2023	1,270		2,373
Pharmaceuticals (1.5%)
Gilead Sciences, Inc. 0.63%, due 05/01/2013	2,240		2,668
Research & Testing Services (1.3%)
Core Laboratories LP, Senior Note 0.25%, due 10/31/2011 †	2,070		2,303
Security & Commodity Brokers (13.9%)
BlackRock, Inc./New York 2.63%, due 02/15/2035	1,870		2,854
Goldman Sachs Group, Inc. 0.25%, due 01/25/2017	7,010		7,255
Lehman Brothers Holdings, Inc. 0.25%, due 12/12/2013	6,930		6,767
Morgan Stanley Group, Inc.–144A 0.25%, due 07/30/2014 §	4,800		5,291
Svensk Exportkredit AB 0.25%, due 01/31/2015 §	1,320		2,942
Telecommunications (2.2%)
NII Holdings, Inc., Senior Note 2.75%, due 08/15/2025	2,355		3,889

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Convertible Securities 2

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Transportation Equipment (3.6%)
Trinity Industries, Inc. 3.88%, due 06/01/2036	$5,500	$6,545
Water Transportation (1.2%)
Carnival Corp. 1.13%, due 04/29/2033 (b)	3,150	2,197
Total Convertible Bond (cost: $132,597)		144,503
	Shares	Value
CONVERTIBLE PREFERRED STOCKS (12.6%)
Automotive (2.4%)
Ford Motor Co. Capital Trust II	122,000	$4,377
Chemicals & Allied Products (1.8%)
Celanese Corp. †	72,850	3,169
Insurance (1.2%)
Fortis Insurance NV–144A	1,495	2,168
Life Insurance (1.4%)
Metlife, Inc. ‡	75,470	2,481
Oil & Gas Extraction (2.6%)
Chesapeake Energy Corp.	16,700	4,712
Security & Commodity Brokers (3.2%)
Credit Suisse First Boston USA, Inc.	78,730	5,806
Total Convertible Preferred Stocks (cost: $18,413)		22,713
	Principal	Value
SECURITY LENDING COLLATERAL (14.1%)
Debt (14.1%)
Bank Notes (0.9%)
Bank of America 5.31%, due 05/17/2007 *	$791	$791
5.27%, due 06/18/2007 *	791	791
Commercial Paper (3.1%)
Bear Stearns & Co. 5.31%, due 07/10/2007	317	317
CAFCO LLC–144A 5.29%, due 05/31/2007	307	307
Charta LLC–144A 5.30%, due 05/09/2007 5.29%, due 06/13/2007	211 158	211 158
Compass Securitization LLC–144A 5.29%, due 05/25/2007	158	158
CRC Funding LLC–144A 5.28%, due 05/16/2007	158	158
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	158	158

	Principal	Value
Commercial Paper (continued)
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007	$158	$158
5.28%, due 05/24/2007	158	158
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	317	317
Liberty Street–144A 5.29%, due 05/03/2007	310	310
Morgan Stanley 5.32%, due 08/01/2007	317	317
Old Line Funding LLC–144A 5.30%, due 05/15/2007	317	317
Paradigm Funding LLC–144A 5.28%, due 05/22/2007 5.30%, due 05/29/2007 5.29%, due 05/31/2007	626 158 158	626 158 158
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007 5.29%, due 05/17/2007 5.28%, due 06/01/2007 5.29%, due 06/19/2007	158 158 158 209	158 158 158 209
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	237	237
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	158	158
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	317	317
Yorktown Capital LLC 5.30%, due 05/14/2007	158	158
Euro Dollar Overnight (1.7%)
Bank of Nova Scotia 5.28%, due 05/01/2007	158	158
Citigroup 5.31%, due 05/04/2007	317	317
Deutsche Bank 5.28%, due 05/03/2007	317	317
First Tennessee National Corp. 5.31%, due 05/02/2007	317	317
National Australia Bank 5.30%, due 05/01/2007	316	316
Rabobank Nederland 5.30%, due 05/01/2007	316	316
Royal Bank of Canada 5.30%, due 05/01/2007	316	316
Royal Bank of Scotland 5.29%, due 05/07/2007	158	158
Societe Generale 5.31%, due 05/01/2007	316	316
Svenska Handlesbanken 5.31%, due 05/01/2007	600	600

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Convertible Securities 3

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (5.1%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	$316	$316
Bank of Montreal 5.28%, due 05/18/2007	158	158
Bank of Nova Scotia 5.28%, due 05/09/2007	222	222
Barclays 5.29%, due 05/07/2007 5.30%, due 05/16/2007 5.29%, due 05/21/2007 5.30%, due 06/04/2007 5.29%, due 06/08/2007	316 316 158 158 316	316 316 158 158 316
Calyon 5.30%, due 05/17/2007 5.31%, due 05/24/2007	158 316	158 316
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007 5.28%, due 05/29/2007	475 158	475 158
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	316	316
Deutsche Bank 5.30%, due 05/15/2007	316	316
Fortis Bank 5.28%, due 05/21/2007 5.28%, due 05/25/2007 5.30%, due 06/25/2007	475 475 316	475 475 316
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	475	475

	Principal	Value
Royal Bank of Scotland 5.30%, due 05/08/2007	$316	$316
5.31%, due 05/25/2007 5.30%, due 05/09/2007	158 316	158 316
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	158	158
Swedbank AB 5.30%, due 05/11/2007	316	316
Toronto Dominion Bank 5.28%, due 05/10/2007	316	316
UBS AG 5.28%, due 06/01/2007 5.29%, due 06/12/2007 5.29%, due 06/15/2007 5.29%, due 06/18/2007	316 633 475 791	316 633 475 791
Repurchase Agreements (3.3%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $876 on 05/01/2007	876	876
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $3,480 on 05/01/2007	3,480	3,480
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,524 on 05/01/2007	1,524	1,524
Total Security Lending Collateral (cost: $25,367)		25,367
Total Investment Securities (cost: $176,377) #		$192,583

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Armor Holdings, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $24,690.

S  Security trades in units. Each unit represents $1,000.

(b)  Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

§  Security is deemed to be illiquid.

††  Cash collateral for the Repurchase Agreements, valued at $6,032, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $176,412. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $17,366 and $1,195, respectively. Net unrealized appreciation for tax purposes is $16,171.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $44,093 or 24.5% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Convertible Securities 4

TA IDEX Transamerica Convertible Securities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $176,377) (including securities loaned of $24,690)	$192,583
Cash	12,216
Receivables:
Shares of beneficial interest sold	85
Interest	571
Dividends	49
Other	9
205,513
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	26
Management and advisory fees	125
Distribution and service fees	10
Transfer agent fees	2
Administration fees	3
Payable for collateral for securities on loan	25,367
Other	38
25,571
Net Assets	$179,942
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$140,024
Undistributed (accumulated) net investment income (loss)	116
Undistributed (accumulated) net realized gain (loss) from investment securities	23,596
Net unrealized appreciation (depreciation) on investment securities	16,206
Net Assets	$179,942
Net Assets by Class:
Class A	$6,810
Class B	6,337
Class C	3,245
Class I	163,550
Shares Outstanding:
Class A	535
Class B	500
Class C	257
Class I	12,839
Net Asset Value Per Share:
Class A	$12.73
Class B	12.67
Class C	12.63
Class I	12.74
Maximum Offering Price Per Share (a):
Class A	$13.36

(a)  Includes the maximum selling commission (represented as a percentage of offering price) whuch is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$1,883
Dividends	628
Income from loaned securities-net	17
	2,528
Expenses:
Management and advisory fees	928
Distribution and service fees:
Class A	12
Class B	33
Class C	17
Transfer agent fees:
Class A	5
Class B	5
Class C	2
Class I	–	(b)
Printing and shareholder reports	1
Custody fees	19
Administration fees	25
Legal fees	3
Audit fees	10
Trustees fees	5
Registration fees	27
Other	2
Total expenses	1,094
Net Investment Income (Loss)	1,434
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	23,631
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(10,151)
Net Realized and Unrealized Gain (Loss) on Investment Securities	13,480
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,914

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Convertible Securities 5

TA IDEX Transamerica Convertible Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,434	$2,591
Net realized gain (loss) from investment securities	23,631	14,409
Change in unrealized appreciation (depreciation) on investment securities	(10,151)	8,663
	14,914	25,663
Distributions to Shareholders:
From net investment income:
Class A	(29)	(62)
Class B	(8)	(10)
Class C	(5)	(5)
Class I	(1,534)	(2,253)
	(1,576)	(2,330)
From net realized gains:
Class A	(337)	(69)
Class B	(351)	(74)
Class C	(180)	(51)
Class I	(13,541)	(1,987)
	(14,409)	(2,181)
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,250	3,899
Class B	518	882
Class C	229	1,213
Class I	3,432	276,702
	5,429	282,696
Dividends and distributions reinvested:
Class A	339	107
Class B	295	66
Class C	118	46
Class I	15,075	4,240
	15,827	4,459
Cost of shares redeemed:
Class A	(1,179)	(210,248)
Class B	(1,047)	(1,615)
Class C	(648)	(2,598)
Class I	(110,395)	(41,315)
	(113,269)	(255,776)
Redemption fees:
Class B	– (b)	– (b)
Class C	–	– (b)
	– (b)	– (b)
Automatic conversions:
Class A	64	4
Class B	(64)	(4)
	–	–
	(92,013)	31,379
Net increase (decrease) in net assets	(93,084)	52,531
Net Assets:
Beginning of period	273,026	220,495
End of period	$179,942	$273,026
Undistributed (accumulated) net investment income (loss)	$116	$258

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Share Activity:
Shares issued:
Class A	98	311
Class B	41	72
Class C	18	98
Class I	270	23,177
	427	23,658
Shares issued-reinvested from distributions:
Class A	27	9
Class B	23	5
Class C	10	4
Class I	1,196	346
	1,256	364
Shares redeemed:
Class A	(93)	(17,934)
Class B	(83)	(130)
Class C	(51)	(210)
Class I	(8,725)	(3,425)
	(8,952)	(21,699)
Automatic conversions:
Class A	5	–
Class B	(5)	–
	–	–
Net increase (decrease) in shares outstanding:
Class A	37	(17,614)
Class B	(24)	(53)
Class C	(23)	(108)
Class I	(7,259)	20,098
	(7,269)	2,323

(a)  Class I was offered for investment on November 15,2005.

(b)  Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Convertible Securities 6

TA IDEX Transamerica Convertible Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$12.76	$0.05		$0.64	$0.69	$(0.05)	$(0.67)	$(0.72)	$12.73
	10/31/2006	11.56	0.07		1.33	1.40	(0.07)	(0.13)	(0.20)	12.76
	10/31/2005	11.00	0.20		0.81	1.01	(0.20)	(0.25)	(0.45)	11.56
	10/31/2004	11.32	0.21		0.56	0.77	(0.22)	(0.87)	(1.09)	11.00
	10/31/2003	9.39	0.24		1.92	2.16	(0.23)	–	(0.23)	11.32
	10/31/2002	10.00	0.14		(0.67)	(0.53)	(0.08)	–	(0.08)	9.39
Class B	4/30/2007	12.71	–	(h)	0.65	0.65	(0.02)	(0.67)	(0.69)	12.67
	10/31/2006	11.54	–	(h)	1.32	1.32	(0.02)	(0.13)	(0.15)	12.71
	10/31/2005	11.00	0.09		0.80	0.89	(0.10)	(0.25)	(0.35)	11.54
	10/31/2004	11.31	0.14		0.57	0.71	(0.15)	(0.87)	(1.02)	11.00
	10/31/2003	9.38	0.17		1.93	2.10	(0.17)	–	(0.17)	11.31
	10/31/2002	10.00	0.11		(0.68)	(0.57)	(0.05)	–	(0.05)	9.38
Class C	4/30/2007	12.66	0.01		0.65	0.66	(0.02)	(0.67)	(0.69)	12.63
	10/31/2006	11.50	–	(i)	1.31	1.31	(0.02)	(0.13)	(0.15)	12.66
	10/31/2005	10.97	0.08		0.82	0.90	(0.12)	(0.25)	(0.37)	11.50
	10/31/2004	11.31	0.11		0.57	0.68	(0.15)	(0.87)	(1.02)	10.97
	10/31/2003	9.36	0.17		1.95	2.12	(0.17)	–	(0.17)	11.31
Class I	4/30/2007	12.76	0.08		0.65	0.73	(0.08)	(0.67)	(0.75)	12.74
	10/31/2006	11.71	0.14		1.17	1.31	(0.13)	(0.13)	(0.26)	12.76

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	5.56%	$6,810	1.32%	1.32%	0.74%		46%
	10/31/2006	12.15	6,350	1.25	1.25	0.59		69
	10/31/2005	9.24	209,374	1.17	1.17	1.74		87
	10/31/2004	7.06	188,049	1.20	1.20	1.83		157
	10/31/2003	23.49	175,175	1.33	1.33	2.27		119
	10/31/2002	(5.42)	10,205	1.73	3.85	2.59		170
Class B	4/30/2007	5.17	6,337	1.99	1.99	0.06	(j)	46
	10/31/2006	11.47	6,651	1.99	1.99	–	(h)(j)	69
	10/31/2005	8.09	6,656	2.15	2.15	0.76	(j)	87
	10/31/2004	6.52	6,379	1.79	1.79	1.24		157
	10/31/2003	22.58	6,508	1.98	1.98	1.62		119
	10/31/2002	(5.68)	1,138	2.38	4.50	1.94		170
Class C	4/30/2007	5.30	3,245	1.95	1.95	0.10		46
	10/31/2006	11.44	3,551	1.94	1.94	0.02	(j)	69
	10/31/2005	8.17	4,465	2.16	2.16	0.73	(j)	87
	10/31/2004	6.33	5,204	2.05	2.05	0.98		157
	10/31/2003	22.84	5,048	1.98	1.98	1.62		119
Class I	4/30/2007	5.89	163,550	0.82	0.82	1.21		46
	10/31/2006	11.26	256,474	0.82	0.82	1.20		69

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Convertible Securities 7

TA IDEX Transamerica Convertible Securities

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Transamerica Convertible Securities ("the Fund") commenced operations on March 1, 2002. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
    Class I was November 15, 2005.

(h)  Rounds to less than $(0.01).

(i)  Rounds to less than $0.01.

(j)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Convertible Securities 8

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Convertible Securities (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $7, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Convertible Securities 9

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule represents the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$10,325	5.74%
TA IDEX Asset Allocation– Moderate Portfolio	70,367	39.11%
TA IDEX Asset Allocation– Moderate Growth Portfolio	82,858	46.05%
Total	$163,550	90.90%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $250 million of ANA
0.70% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2007.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$11
Retained by Underwriter	2
Contingent Deferred Sales Charge	9

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $12 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $9.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Convertible Securities 10

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $13. As of April 30, 2007, the Fund has not made payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$107,246
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	220,543
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Convertible Securities 11

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Convertible Securities 12

TA IDEX Transamerica Convertible Securities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Convertible Securities (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved strong investment performance, noting that the performance of the Fund was superior to its peers over all the past one-, two- and three-year periods, and that its performance had continued improving recently as evidenced by the Fund's improved performance ranking compared to its peers. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that while the management fees of the Fund are slightly above industry averages, the Fund's overall expense ratio is lower than industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Convertible Securities 13

TA IDEX Transamerica Convertible Securities (continued)

TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' (including TIM) service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy, although the Board suggested that Management should consider attempting to introduce asset-based breakpoints into the sub-advisory fee schedule. The Board also asked Management to actively work with the Sub-Adviser to propose even more favorable advisory and sub-advisory fee breakpoints for the Fund in the future. The Trustees concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including "soft dollar" benefits it receives. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law and "best execution" requirements. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Convertible Securities 14

TA IDEX Transamerica Equity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,046.80	1.48%	$7.51
Hypothetical (b)	1,000.00	1,017.46	1.48	7.40
Class B
Actual	1,000.00	1,042.80	2.17	10.99
Hypothetical (b)	1,000.00	1,014.03	2.17	10.84
Class C
Actual	1,000.00	1,042.70	2.17	10.99
Hypothetical (b)	1,000.00	1,014.03	2.17	10.84
Class I
Actual	1,000.00	1,050.50	0.80	4.07
Hypothetical (b)	1,000.00	1,020.83	0.80	4.01
Class T
Actual	1,000.00	1,049.70	0.95	4.83
Hypothetical (b)	1,000.00	1,020.08	0.95	4.76

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Equity 1

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Air Transportation (2.2%)
FedEx Corp.	350,000	$36,904
Amusement & Recreation Services (0.1%)
Disney (Walt) Co. (The)	50,660	1,772
Apparel & Accessory Stores (1.7%)
Nordstrom, Inc.	510,550	28,039
Automotive (2.8%)
Harley-Davidson, Inc.	450,000	28,494
PACCAR, Inc.	223,000	18,728
Beverages (2.4%)
PepsiCo, Inc.	600,000	39,654
Chemicals & Allied Products (3.9%)
Praxair, Inc.	1,000,000	64,550
Communications Equipment (5.5%)
QUALCOMM, Inc.	1,446,015	63,335
Research In Motion, Ltd. ‡†	220,000	28,948
Computer & Data Processing Services (9.5%)
Electronic Arts, Inc. ‡	458,540	23,115
Google, Inc.–Class A ‡	100,000	47,138
Intuit, Inc. ‡	1,210,700	34,444
Microsoft Corp.	1,810,000	54,191
Computer & Office Equipment (5.0%)
Apple, Inc. ‡	830,000	82,834
Drug Stores & Proprietary Stores (2.6%)
Walgreen Co.	1,000,000	43,900
Electronic & Other Electric Equipment (2.7%)
General Electric Co.	1,200,000	44,232
Engineering & Management Services (3.0%)
Jacobs Engineering Group, Inc. ‡	991,700	50,011
Food Stores (2.6%)
Whole Foods Market, Inc. †	932,550	43,634
Hotels & Other Lodging Places (6.5%)
Las Vegas Sands Corp. ‡†	250,000	21,298
Marriott International, Inc.–Class A	1,040,000	47,018
MGM Mirage, Inc. ‡†	605,000	40,686
Industrial Machinery & Equipment (2.8%)
Caterpillar, Inc.	650,000	47,203
Insurance (1.5%)
American International Group, Inc.	365,000	25,517

	Shares	Value
Management Services (1.5%)
Paychex, Inc.	663,820	$24,628
Medical Instruments & Supplies (5.2%)
Varian Medical Systems, Inc. ‡	554,225	23,394
Zimmer Holdings, Inc. ‡	700,000	63,336
Oil & Gas Extraction (2.0%)
Schlumberger, Ltd. †	448,000	33,076
Petroleum Refining (1.6%)
Suncor Energy, Inc.	340,000	27,370
Pharmaceuticals (9.6%)
Allergan, Inc.	425,000	51,510
Genentech, Inc. ‡	200,000	15,998
Gilead Sciences, Inc. ‡†	330,000	26,968
Roche Holding AG-Genusschein	342,981	64,861
Printing & Publishing (4.7%)
McGraw-Hill Cos., Inc. (The)	1,190,500	78,014
Restaurants (2.2%)
Starbucks Corp. ‡	1,200,000	37,224
Security & Commodity Brokers (11.8%)
American Express Co.	900,000	54,603
Ameriprise Financial, Inc.	800,000	47,576
BlackRock, Inc. †	130,000	19,461
Chicago Mercantile Exchange †	140,000	72,345
T. Rowe Price Group, Inc.	59,000	2,931
Telecommunications (2.1%)
AT&T, Inc.	850,000	32,912
Verizon Communications, Inc.	48,000	1,833
Transportation & Public Utilities (2.3%)
Expeditors International of Washington, Inc.	906,790	37,904
Total Common Stocks (cost: $1,362,873)		1,631,589
	Principal	Value
SECURITY LENDING COLLATERAL (5.2%)
Debt (5.2%)
Bank Notes (0.3%)
Bank of America 5.31%, due 05/17/2007 *	$2,724	$2,724
5.27%, due 06/18/2007 *	2,724	2,724
Commercial Paper (1.1%)
Bear Stearns & Co. 5.31%, due 07/10/2007	1,090	1,090
CAFCO LLC–144A 5.29%, due 05/31/2007	1,055	1,055

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Equity 2

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Charta LLC–144A 5.30%, due 05/09/2007	$725	$725
5.29%, due 06/13/2007	545	545
Compass Securitization LLC–144A 5.29%, due 05/25/2007	545	545
CRC Funding LLC–144A 5.28%, due 05/16/2007	545	545
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	545	545
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007 5.28%, due 05/24/2007	545 545	545 545
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	1,090	1,090
Liberty Street–144A 5.29%, due 05/03/2007	1,066	1,066
Morgan Stanley 5.32%, due 08/01/2007	1,090	1,090
Old Line Funding LLC–144A 5.30%, due 05/15/2007	1,090	1,090
Paradigm Funding LLC–144A 5.28%, due 05/22/2007 5.30%, due 05/29/2007 5.29%, due 05/31/2007	2,156 545 545	2,156 545 545
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007 5.29%, due 05/17/2007 5.28%, due 06/01/2007 5.29%, due 06/19/2007	545 545 545 718	545 545 545 718
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	817	817
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	545	545
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	1,090	1,090
Yorktown Capital LLC 5.30%, due 05/14/2007	545	545
Euro Dollar Overnight (0.7%)
Bank of Nova Scotia 5.28%, due 05/01/2007	545	545
Citigroup 5.31%, due 05/04/2007	1,090	1,090
Deutsche Bank 5.28%, due 05/03/2007	1,090	1,090
First Tennessee National Corp. 5.31%, due 05/02/2007	1,090	1,090

	Principal	Value
Euro Dollar Overnight (continued)
National Australia Bank 5.30%, due 05/01/2007	$1,090	$1,090
Rabobank Nederland 5.30%, due 05/01/2007	1,090	1,090
Royal Bank of Canada 5.30%, due 05/01/2007	1,090	1,090
Royal Bank of Scotland 5.29%, due 05/07/2007	545	545
Societe Generale 5.31%, due 05/01/2007	1,090	1,090
Svenska Handlesbanken 5.31%, due 05/01/2007	2,067	2,067
Euro Dollar Terms (1.9%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	1,090	1,090
Bank of Montreal 5.28%, due 05/18/2007	545	545
Bank of Nova Scotia 5.28%, due 05/09/2007	763	763
Barclays 5.29%, due 05/07/2007 5.30%, due 05/16/2007 5.29%, due 05/21/2007 5.30%, due 06/04/2007 5.29%, due 06/08/2007	1,090 1,090 545 545 1,090	1,090 1,090 545 545 1,090
Calyon 5.30%, due 05/17/2007 5.31%, due 05/24/2007	545 1,090	545 1,090
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007 5.28%, due 05/29/2007	1,634 545	1,634 545
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	1,090	1,090
Deutsche Bank 5.30%, due 05/15/2007	1,090	1,090
Fortis Bank 5.28%, due 05/21/2007 5.28%, due 05/25/2007 5.30%, due 06/25/2007	1,634 1,634 1,090	1,634 1,634 1,090
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	1,634	1,634
Royal Bank of Scotland 5.30%, due 05/08/2007 5.30%, due 05/09/2007 5.31%, due 05/25/2007	1,090 545 1,090	1,090 545 1,090

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	$545	$545
Swedbank AB 5.30%, due 05/11/2007	1,090	1,090
Toronto Dominion Bank 5.28%, due 05/10/2007	1,090	1,090
UBS AG 5.28%, due 06/01/2007 5.29%, due 06/12/2007 5.29%, due 06/15/2007 5.29%, due 06/18/2007	1,090 2,179 1,634 2,724	1,090 2,179 1,634 2,724
Repurchase Agreements (1.2%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $3,018 on 05/01/2007	3,017	3,017
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $11,989 on 05/01/2007	11,987	11,987
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $5,251 on 05/01/2007	5,250	5,250
Total Security Lending Collateral (cost: $87,382)		87,382
Total Investment Securities (cost: $1,450,255) #		$1,718,971

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $85,182.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $20,778, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $1,453,977. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $283,015 and $18,021, respectively. Net unrealized appreciation for tax purposes is $264,994.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $16,347 or 1.0% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Equity 4

TA IDEX Transamerica Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,450,255) (including securities loaned of $85,182)	$1,718,971
Cash	42,894
Receivables:
Investment securities sold	18,029
Shares of beneficial interest sold	988
Interest	135
Dividends	1,075
Dividend reclaims receivable	344
Other	427
1,782,863
Liabilities:
Investment securities purchased	22,366
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,875
Management and advisory fees	987
Distribution and service fees	392
Transfer agent fees	521
Administration fees	28
Payable for collateral for securities on loan	87,382
Other	822
114,373
Net Assets	$1,668,490
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$2,039,101
Undistributed (accumulated) net investment income (loss)	(3,211)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(636,135)
Net unrealized appreciation (depreciation) on: Investment securities	268,714
Translation of assets and liabilities denominated in foreign currencies	21
Net Assets	$1,668,490
Net Assets by Class:
Class A	$476,438
Class B	196,782
Class C	93,030
Class I	726,846
Class T	175,394
Shares Outstanding:
Class A	46,291
Class B	20,175
Class C	9,520
Class I	69,894
Class T	6,147
Net Asset Value Per Share:
Class A	$10.29
Class B	9.75
Class C	9.77
Class I	10.40
Class T	28.53
Maximum Offering Price Per Share (a):
Class A	$10.89
Class T	31.18

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $157)	$7,241
Interest	560
Income from loaned securities–net	34
7,835
Expenses:
Management and advisory fees	6,035
Distribution and service fees:
Class A	845
Class B	1,049
Class C	476
Transfer agent fees:
Class A	795
Class B	559
Class C	173
Class T	141
Printing and shareholder reports	257
Custody fees	104
Administration fees	169
Legal fees	21
Audit fees	10
Trustees fees	34
Registration fees	119
Other	21
Total expenses	10,808
Less:
Reimbursement of class expenses:
Class B	(172)
Total reimbursed expenses	(172)
Net expenses	10,636
Net Investment Income (Loss)	(2,801)
Net Realized Gain (Loss) from:
Investment securities	150,348
Foreign currency transactions	(2)
150,346
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(66,614)
Translation of assets and liabilities denominated in foreign currencies	18
(66,596)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	83,750
Net Increase (Decrease) in Net Assets Resulting from Operations	$80,949

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Equity 5

TA IDEX Transamerica Equity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)(c)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(2,801)	$(1,682)
Net realized gain (loss) from investment securities and foreign currency transactions	150,346	1,388
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(66,596)	66,056
	80,949	65,762
Distributions to Shareholders:
From net realized gains:
Class A	–	(623)
Class B	–	(446)
Class C	–	(214)
Class I	–	(3,129)
	–	(4,412)
Capital Share Transactions:
Proceeds from shares sold:
Class A	23,968	56,726
Class B	4,388	8,675
Class C	5,651	14,235
Class I	57,780	520,048
Class T	981	7
	92,768	599,691
Proceeds from fund acquisition:
Class A	–	397,128
Class B	–	172,096
Class C	–	62,104
Class I	–	157,501
Class T	–	195,217
	–	984,046
Dividends and distributions reinvested:
Class A	–	613
Class B	–	434
Class C	–	198
Class I	–	3,129
	–	4,374
Cost of shares redeemed:
Class A	(76,957)	(275,131)
Class B	(32,395)	(12,898)
Class C	(13,764)	(6,283)
Class I	(81,850)	–
Class T	(30,158)	(409)
	(235,124)	(294,721)
Redemption fees:
Class A	– (b)	1
Class B	– (b)	– (b)
Class C	– (b)	– (b)
Class T	– (b)	– (b)
	– (b)	1

	April 30, 2007 (unaudited)	October 31, 2006 (a)(c)
Automatic conversions:
Class A	$6,439	$1,408
Class B	(6,439)	(1,408)
	–	–
	(142,356)	1,293,391
Net increase (decrease) in net assets	(61,407)	1,354,741
Net Assets:
Beginning of period	1,729,897	375,156
End of period	$1,668,490	$1,729,897
Undistributed (accumulated) net investment income (loss)	$(3,211)	$(410)
Share Activity:
Shares issued:
Class A	2,361	6,055
Class B	456	956
Class C	587	1,599
Class I	5,648	55,914
Class T	35	–
	9,087	64,524
Shares issued on fund acquisition:
Class A	–	40,523
Class B	–	18,465
Class C	–	6,649
Class I	–	15,958
Class T	–	7,204
	–	88,799
Shares issued-reinvested from distributions:
Class A	–	65
Class B	–	48
Class C	–	22
Class I	–	331
	–	466
Shares redeemed:
Class A	(7,617)	(29,894)
Class B	(3,372)	(1,425)
Class C	(1,427)	(693)
Class I	(7,957)	–
Class T	(1,077)	(15)
	(21,450)	(32,027)
Automatic conversions:
Class A	637	148
Class B	(671)	(155)
	(34)	(7)
Net increase (decrease) in shares outstanding:
Class A	(4,619)	16,897
Class B	(3,587)	17,889
Class C	(840)	7,577
Class I	(2,309)	72,203
Class T	(1,042)	7,189
	(12,397)	121,755

(a)  Class I was offered for investment on November 15, 2005.

(b)  Rounds to less than $1.

(c)  Class T was offered for investment on October 27, 2006.

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Equity 6

TA IDEX Transamerica Equity

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$9.83	$(0.03)	$0.49	$0.46	$–	$–	$–	$10.29
	10/31/2006	8.87	(0.07)	1.11	1.04	–	(0.08)	(0.08)	9.83
	10/31/2005	7.44	(0.02)	1.58	1.56	–	(0.13)	(0.13)	8.87
	10/31/2004	6.86	(0.07)	0.65	0.58	–	–	–	7.44
	10/31/2003	5.52	(0.05)	1.39	1.34	–	–	–	6.86
	10/31/2002	6.38	(0.07)	(0.79)	(0.86)	–	–	–	5.52
Class B	4/30/2007	9.35	(0.06)	0.46	0.40	–	–	–	9.75
	10/31/2006	8.49	(0.12)	1.06	0.94	–	(0.08)	(0.08)	9.35
	10/31/2005	7.19	(0.08)	1.51	1.43	–	(0.13)	(0.13)	8.49
	10/31/2004	6.68	(0.11)	0.62	0.51	–	–	–	7.19
	10/31/2003	5.40	(0.09)	1.37	1.28	–	–	–	6.68
	10/31/2002	6.29	(0.12)	(0.77)	(0.89)	–	–	–	5.40
Class C	4/30/2007	9.37	(0.06)	0.46	0.40	–	–	–	9.77
	10/31/2006	8.50	(0.12)	1.07	0.95	–	(0.08)	(0.08)	9.37
	10/31/2005	7.20	(0.08)	1.51	1.43	–	(0.13)	(0.13)	8.50
	10/31/2004	6.68	(0.11)	0.63	0.52	–	–	–	7.20
	10/31/2003	5.30	(0.09)	1.47	1.38	–	–	–	6.68
Class I	4/30/2007	9.90	0.01	0.49	0.50	–	–	–	10.40
	10/31/2006	9.17	– (h)	0.81	0.81	–	(0.08)	(0.08)	9.90
Class T	4/30/2007	27.18	– (h)	1.35	1.35	–	–	–	28.53
	10/31/2006	27.10	– (h)	0.08	0.08	–	–	–	27.18

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	4.68%	$476,438	1.48%	1.48%	(0.55	)% (i)	39%
	10/31/2006	11.71	500,483	1.51	1.51	(0.70	) (i)	19
	10/31/2005	21.16	301,635	1.36	1.36	(0.27	) (i)	39
	10/31/2004	8.45	176,851	1.50	1.50	(0.90)		97
	10/31/2003	24.28	56,618	1.56	1.56	(0.87)		55
	10/31/2002	(13.50)	25,127	1.74	2.32	(1.19)		19
Class B	4/30/2007	4.28	196,782	2.17	2.33	(1.24	) (i)	39
	10/31/2006	11.06	222,144	2.17	2.34	(1.34	) (i)	19
	10/31/2005	20.03	49,865	2.18	2.61	(0.99	) (i)	39
	10/31/2004	7.68	47,928	2.20	2.72	(1.62)		97
	10/31/2003	23.70	4,613	2.21	2.21	(1.52)		55
	10/31/2002	(14.22)	2,732	2.39	2.98	(1.84)		19
Class C	4/30/2007	4.27	93,030	2.17	2.17	(1.24	) (i)	39
	10/31/2006	11.16	97,047	2.10	2.10	(1.27	) (i)	19
	10/31/2005	20.05	23,656	2.18	2.31	(1.00	) (i)	39
	10/31/2004	7.78	21,808	2.20	2.55	(1.63)		97
	10/31/2003	26.04	1,435	2.21	2.21	(1.52)		55
Class I	4/30/2007	5.05	726,846	0.80	0.80	0.13		39
	10/31/2006	8.83	714,803	0.81	0.81	0.02		19
Class T	4/30/2007	4.97	175,394	0.95	0.95	(0.03	) (i)	39
	10/31/2006	0.30	195,420	0.84	0.84	(0.21	) (i)	19

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Equity 7

TA IDEX Transamerica Equity

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Transamerica Equity commenced operations on March 1, 2000. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.
Class T was October 27, 2006.

(h)  Rounds to less than $0.01.

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B, Class C, and Class T, respectively.

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Equity 8

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Equity (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

On October 27, 2006, the Fund acquired all of the net assets of TA IDEX Janus Growth pursuant to a plan of reorganization. TA IDEX Transamerica Equity is the accounting survivor. The acquisition was accomplished by a tax free exchange of 80,968 shares of the Fund for 35,488 shares of TA IDEX Janus Growth outstanding on October 27, 2006. TA IDEX Janus Growth's net assets at that date, $909,453, including $191,972 unrealized appreciation, were combined with those of the Fund. The aggregate net assets of TA IDEX Transamerica Equity immediately before the acquisition was $743,220, the combined net assets of the Fund immediately after the acquisition was $1,652,673. Shares issued with the acquisition were as follows:

	Shares	Amount
Shares issued with the acquisition
Class A	38,237	$374,725
Class B	15,174	141,422
Class C	5,268	49,206
Class I	15,085	148,883
Class T	7,204	195,217

On October 27, 2006, the Fund acquired all of the net assets of TA IDEX Great Companies – AmericaSM pursuant to a plan of reorganization. TA IDEX Transamerica Equity is the accounting survivor. The acquisition was accomplished by a tax free exchange of 7,831 shares of the Fund for 7,489 shares of TA IDEX Great Companies – AmericaSM outstanding on October 27, 2006. TA IDEX Great Companies – AmericaSM's net assets at that date, $74,593, including $7,478 unrealized appreciation, were combined with those of the Fund. The aggregate net assets of TA IDEX Transamerica Equity immediately before the acquisition was $1,652,673, the combined net assets of the Fund immediately after the acquisition was $2,470,486. Shares issued with the acquisition were as follows:

	Shares	Amount
Shares issued with the acquisition
Class A	2,286	$22,403
Class B	3,291	30,674
Class C	1,381	12,898
Class I	873	8,618

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers five classes of shares, Class A, Class B, Class C, Class I and Class T, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class T shares commenced operations on October 27, 2006. Class T shares are not available to new investors. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Transamerica IDEX Mutual Funds

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TA IDEX Transamerica Equity 9

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2007 of $102 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $14, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. Dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. Dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

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TA IDEX Transamerica Equity 10

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The following schedule represents the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$27,279	1.63%
TA IDEX Asset Allocation– Growth Portfolio	224,214	13.44%
TA IDEX Asset Allocation– Moderate Portfolio	130,513	7.82%
TA IDEX Asset Allocation– Moderate Growth Portfolio	344,840	20.67%
Total	$726,846	43.56%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.70% of the next $2 billion of ANA
0.65% of ANA over $2.5 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.17% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A
Class T	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and T shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$291
Retained by Underwriter	44
Contingent Deferred Sales Charge	125

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $1,421 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $427.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $96. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

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TA IDEX Transamerica Equity 11

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$645,443
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	771,754
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$380,095	October 31, 2008
308,384	October 31, 2009
94,612	October 31, 2010

NOTE 5.   REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

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TA IDEX Transamerica Equity 12

TA IDEX Transamerica Equity

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Equity (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Board concluded that TFAI and the Sub-Adviser had achieved consistently strong investment performance, noting that the performance of the Fund was superior to its peers over the past one-, two-, three- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that while the overall expense ratio of the Fund is slightly above industry average, the Fund's contractual advisory fees are approximately in line with its peers and the Fund's performance has remained strong. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' (including TIM) service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser. The Board expressed its satisfaction with the Fund's competitive level of expenses.

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TA IDEX Transamerica Equity 13

TA IDEX Transamerica Equity (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by permitting economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board noted that the merger of other TA IDEX funds into the Fund, which took place on October 27, 2006, may increase the Fund's assets, which could allow the Fund to realize fee breakpoints and further economies of scale. The Board also concluded that the management fees appropriately reflect the Fund's current size, long-term performance, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser (including whether it would be appropriate to implement additional advisory fee breakpoints) in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including "soft dollar" benefits it receives. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Equity 14

TA IDEX Transamerica Flexible Income

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,036.90	1.43%	$7.22
Hypothetical (b)	1,000.00	1,017.70	1.43	7.15
Class B
Actual	1,000.00	1,033.80	2.06	10.39
Hypothetical (b)	1,000.00	1,014.58	2.06	10.29
Class C
Actual	1,000.00	1,033.90	2.03	10.24
Hypothetical (b)	1,000.00	1,014.73	2.03	10.14
Class I
Actual	1,000.00	1,040.00	0.81	4.10
Hypothetical (b)	1,000.00	1,020.78	0.81	4.06

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2007 (unaudited)

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 1

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (2.6%)
American Tower Trust, Series 2007-1A, Class C–144A 5.62%, due 04/15/2037	$3,590	$3,602
Crown Castle Towers LLC, Series 2006-1A, Class C–144A 5.47%, due 11/15/2036	3,300	3,316
SBA CMBS Trust, Series 2006-1A, Class D–144A 5.85%, due 11/15/2036	3,254	3,262
Total Mortgage-Backed Securities (cost: $10,147)		10,180
CORPORATE DEBT SECURITIES (92.9%)
Aerospace (1.7%)
Boeing Co. (The) 8.75%, due 08/15/2021	2,500	3,287
Embraer Overseas, Ltd., Guaranteed Note–144A 6.38%, due 01/24/2017	2,975	3,016
Vought Aircraft Industries, Inc. 8.00%, due 07/15/2011	500	505
Agriculture (0.7%)
Michael Foods, Inc. 8.00%, due 11/15/2013	2,575	2,652
Air Transportation (1.8%)
Continental Airlines, Inc., Series B 6.90%, due 04/19/2022	3,000	3,037
FedEx Corp. 9.65%, due 06/15/2012	3,200	3,805
Amusement & Recreation Services (1.1%)
Harrah's Operating Co., Inc. 5.50%, due 07/01/2010	3,450	3,390
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9.00%, due 01/15/2012	1,000	1,045
Automotive (0.4%)
General Motors Corp. 7.13%, due 07/15/2013 †	1,500	1,386
Automotive Dealers (0.7%)
Asbury Automotive Group, Inc., Senior Subordinated Note–144A 7.63%, due 03/15/2017	1,000	1,005
United Auto Group, Inc., Senior Subordinated Note–144A 7.75%, due 12/15/2016	1,750	1,776
Automotive Service Stations (0.5%)
Petro Stopping Centers, LP / Petro Financial Corp. 9.00%, due 02/15/2012	2,000	2,080

	Principal	Value
Beverages (1.8%)
Brown-Forman Corp. 5.20%, due 04/01/2012	$3,600	$3,589
FBG Finance, Ltd.–144A 5.88%, due 06/15/2035	3,725	3,451
Business Credit Institutions (1.4%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	5,080	5,442
Business Services (1.1%)
Cardtronics, Inc., Senior Subordinated Note 9.25%, due 08/15/2013	1,500	1,586
FTI Consulting, Inc., Senior Note 7.75%, due 10/01/2016	1,900	1,983
iPayment, Inc., Senior Subordinated Note 9.75%, due 05/15/2014	825	859
Chemicals & Allied Products (3.1%)
Cytec Industries, Inc. 6.75%, due 03/15/2008	2,700	2,715
ICI Wilmington, Inc. 4.38%, due 12/01/2008	3,000	2,955
Ineos Group Holdings PLC–144A 8.50%, due 02/15/2016 †	1,375	1,330
Lubrizol Corp. 4.63%, due 10/01/2009	2,000	1,972
Mosaic Global Holdings, Inc., Senior Note–144A 7.63%, due 12/01/2016	1,500	1,601
Nalco Co. 7.75%, due 11/15/2011	1,000	1,030
Reichhold Industries, Inc., Senior Note–144A 9.00%, due 08/15/2014	650	677
Commercial Banks (11.4%)
ACE Cash Express, Inc., Senior Note–144A 10.25%, due 10/01/2014	690	712
Barclays Bank PLC 6.28%, due 12/15/2034 (a)(b)	3,500	3,419
HBOS PLC–144A 5.92%, due 10/01/2015 (a)(b)	3,000	2,953
HSBC Capital Funding, LP/Jersey Channel Islands–144A 9.55%, due 06/30/2010 (a)(b)	1,500	1,683
HSBK Europe BV–144A 7.75%, due 05/13/2013	900	944
ICICI Bank, Ltd., Subordinated Note–144A 6.38%, due 04/30/2022 †(b)	3,802	3,801

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Flexible Income 2

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Banks (continued)
Lloyds TSB Group PLC–144A 6.27%, due 11/14/2016 (a)(b)	$2,900	$2,885
Shinsei Finance Cayman, Ltd.–144A 6.42%, due 07/20/2016 (a)(b)	3,000	3,034
Sumitomo Mitsui Banking–144A 5.63%, due 10/15/2015 (a)(b)	3,965	3,911
Suntrust Preferred Capital I 5.85%, due 12/15/2011 (a)(b)	2,640	2,683
USB Capital IX 6.19%, due 04/15/2011 (a)(b)	4,015	4,123
VTB Capital SA for Vneshtorgbank–144A 5.96%, due 08/01/2008 *	3,500	3,503
Wachovia Capital Trust III 5.80%, due 03/15/2011 (a)(b)	4,100	4,161
Wells Fargo Capital X 5.95%, due 12/15/2036	2,825	2,766
ZFS Finance USA Trust I–144A 6.45%, due 12/15/2065 (b)	4,000	4,046
Communication (1.7%)
Comcast Cable Communications 6.88%, due 06/15/2009	3,760	3,888
Echostar DBS Corp., Senior Note 7.13%, due 02/01/2016	1,800	1,874
Kabel Deutschland GmbH 10.63%, due 07/01/2014	750	838
Construction (1.9%)
Centex Corp., Senior Note 4.75%, due 01/15/2008	3,990	3,977
DR Horton, Inc., Senior Note 6.88%, due 05/01/2013	3,500	3,578
Department Stores (0.8%)
Neiman-Marcus Group, Inc. 9.00%, due 10/15/2015	1,650	1,819
10.38%, due 10/15/2015 †	1,000	1,124
Electric Services (3.8%)
AES Gener SA 7.50%, due 03/25/2014 †	2,000	2,152
DPL, Inc., Senior Note 8.00%, due 03/31/2009	5,000	5,243
PPL Capital Funding, Guaranteed Note 6.70%, due 03/30/2067 (b)	4,093	4,096
PSEG Funding Trust 5.38%, due 11/16/2007	3,250	3,246

	Principal	Value
Electronic Components & Accessories (0.7%)
NXP BV, Senior Note–144A 7.88%, due 10/15/2014	$1,650	$1,716
9.50%, due 10/15/2015	1,000	1,050
Food & Kindred Products (0.5%)
ConAgra Foods, Inc,–144A 5.82%, due 06/15/2017	1,575	1,574
ConAgra Foods, Inc. 9.75%, due 03/01/2021	325	423
Food Stores (0.5%)
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012 †	2,000	2,060
Gas Production & Distribution (2.3%)
Kinder Morgan Energy Partners, LP 7.75%, due 03/15/2032	3,450	3,926
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., Senior Note 8.50%, due 07/15/2016	2,050	2,153
Southern Union Co., Senior Note 6.15%, due 08/16/2008	2,975	3,000
Holding & Other Investment Offices (6.5%)
Ameriprise Financial, Inc. 7.52%, due 06/01/2066 (b)	6,160	6,686
Healthcare Realty Trust, Inc. REIT, Senior Note 8.13%, due 05/01/2011	2,650	2,881
iStar Financial, Inc. REIT 4.88%, due 01/15/2009	6,000	5,956
Kimco Realty Corp., Series C REIT 3.95%, due 08/05/2008	2,825	2,770
Noble Group, Ltd.–144A 6.63%, due 03/17/2015	1,000	955
Rouse Co., LP/TRC Co-Issuer, Inc. REIT, Senior Note–144A 6.75%, due 05/01/2013	1,500	1,531
Susser Holdings LLC, Senior Note 10.63%, due 12/15/2013	1,412	1,550
United Dominion Realty Trust, Inc. REIT, Series E, (MTN) 4.50%, due 03/03/2008	3,000	2,998
Hotels & Other Lodging Places (2.0%)
Host Marriott, LP REIT 7.13%, due 11/01/2013	2,000	2,060
Las Vegas Sands Corp. 6.38%, due 02/15/2015	1,500	1,461

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 3

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Hotels & Other Lodging Places (continued)
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, due 05/01/2012	$2,500	$2,681
Station Casinos, Inc. 6.88%, due 03/01/2016	500	470
Wyndham Worldwide Corp.–144A 6.00%, due 12/01/2016	1,270	1,260
Industrial Machinery & Equipment (1.0%)
Cummins Engine Co., Inc. 5.65%, due 03/01/2098	2,000	1,532
Douglas Dynamics LLC–144A 7.75%, due 01/15/2012	915	842
Goodman Global Holding Co., Inc. 7.88%, due 12/15/2012 †	1,500	1,511
Insurance (4.0%)
AXA SA–144A 6.38%, due 12/14/2036 (a)(b)	3,500	3,407
Metlife, Inc. 6.40%, due 12/15/2036 *	2,665	2,660
Oil Insurance, Ltd.–144A 7.56%, due 06/30/2011 (a)(b)	4,750	4,986
Reinsurance Group of America 6.75%, due 12/15/2065 (b)	2,730	2,742
St. Paul Travelers Cos. (The), Inc. 6.75%, due 06/20/2036	1,557	1,698
Lumber & Other Building Materials (1.2%)
CRH America, Inc. 5.30%, due 10/15/2013	3,500	3,441
Masonite Corp., Senior Subordinated Note–144A 11.00%, due 04/06/2015 †	1,325	1,219
Lumber & Wood Products (0.2%)
Masonite International Corp., Senior Subordinated Note–144A 11.00%, due 04/06/2015	1,000	920
Medical Instruments & Supplies (0.3%)
PTS Acquisition Corp., Senior Note–144A, (PIK) 9.50%, due 04/15/2015	1,100	1,125
Metal Mining (2.0%)
Freeport-McMoRan Copper & Gold, Inc., Senior Note 8.38%, due 04/01/2017	1,375	1,504
Phelps Dodge Corp. 9.50%, due 06/01/2031	847	1,087
Vale Overseas, Ltd., Guaranteed Note 6.25%, due 01/23/2017	4,995	5,122

	Principal	Value
Mortgage Bankers & Brokers (6.2%)
Erac USA Finance Co., Guaranteed Note–144A 7.35%, due 06/15/2008	$5,000	$5,081
Galaxy Entertainment Finance Co., Ltd., Senior Note–144A 9.88%, due 12/15/2012	1,400	1,533
Glencore Funding LLC–144A 6.00%, due 04/15/2014	3,950	3,944
ILFC E-Capital Trust II–144A 6.25%, due 12/21/2065 (b)	4,000	4,099
Innophos Investments Holdings, Inc. 13.37%, due 02/15/2015	999	1,029
KAR Holdings, Inc., Senior Subordinated Note–144A 10.00%, due 05/01/2015	350	363
Mangrove Bay Pass-Through Trust–144A 6.10%, due 07/15/2033 (b)	2,845	2,795
Momentive Performance Materials, Inc., Senior Note–144A 9.75%, due 12/01/2014	2,000	2,115
MUFG Capital Finance 1, Ltd. 6.35%, due 07/25/2016 (a)(b)	2,360	2,410
Petroplus Finance, Ltd., Guaranteed Senior Note–144A 7.00%, due 05/01/2017	1,000	1,009
Motion Pictures (2.4%)
Time Warner, Inc. 9.13%, due 01/15/2013	5,000	5,868
7.63%, due 04/15/2031	3,000	3,393
Oil & Gas Extraction (2.7%)
Chesapeake Energy Corp. 6.38%, due 06/15/2015	1,000	1,001
Compagnie Generale de Geophysique-Veritas, Senior Note 7.75%, due 05/15/2017	1,000	1,058
Gazprom International SA–144A 7.20%, due 02/01/2020	2,957	3,127
OPTI Canada, Inc., Senior Note–144A 8.25%, due 12/15/2014	1,800	1,904
PetroHawk Energy Corp., Senior Note 9.13%, due 07/15/2013	1,300	1,393
Sabine Pass LNG, LP, Senior Secured Note–144A 7.50%, due 11/30/2016	1,000	1,025
Stone Energy Corp. 8.25%, due 12/15/2011	1,000	995

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Flexible Income 4

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Paper & Allied Products (0.4%)
Bowater Canada Finance Corp. 7.95%, due 11/15/2011	$1,500	$1,466
Paper & Paper Products (0.6%)
Exopack Holding Corp., Senior Note 11.25%, due 02/01/2014	2,000	2,165
Paperboard Containers & Boxes (0.3%)
Graham Packaging Co., Inc. 9.88%, due 10/15/2014 †	1,250	1,294
Personal Credit Institutions (1.1%)
Ford Motor Credit Co. 9.81%, due 04/15/2012 *	2,000	2,138
General Motors Acceptance Corp. 5.13%, due 05/09/2008	1,275	1,260
SLM Corp. 5.40%, due 10/25/2011	975	935
Petroleum Refining (2.0%)
Enterprise Products Operating, LP 8.38%, due 08/01/2066 (b)	3,700	4,097
Valero Logistics Operations, LP, Guaranteed Senior Note 6.88%, due 07/15/2012	3,690	3,884
Primary Metal Industries (1.4%)
Aleris International, Inc.–144A 10.00%, due 12/15/2016	1,500	1,566
Belden CDT, Inc., Senior Subordinated Note–144A 7.00%, due 03/15/2017	1,000	1,023
Metals USA Holdings Corp., Senior Note–144A 11.36%, due 01/15/2012 *	650	644
PNA Group, Inc., Senior Note–144A 10.75%, due 09/01/2016	2,025	2,228
Printing & Publishing (2.0%)
News America Holdings, Inc. 7.75%, due 12/01/2045	3,400	3,873
RH Donnelley Corp., Senior Note 8.88%, due 01/15/2016	1,400	1,519
Valassis Communications, Inc., Senior Note–144A 8.25%, due 03/01/2015	2,500	2,456

	Principal	Value
Radio & Television Broadcasting (1.8%)
Chancellor Media Corp. 8.00%, due 11/01/2008	$3,695	$3,826
Grupo Televisa SA 6.63%, due 03/18/2025	2,000	2,121
Umbrella Acquisition–144A 9.75%, due 03/15/2015 †	1,000	1,004
Railroads (0.7%)
BNSF Funding Trust I, Guaranteed Note 6.61%, due 12/15/2055 (b)	2,850	2,723
Real Estate (1.3%)
Colonial Realty, LP 7.00%, due 07/14/2007	5,075	5,090
Restaurants (1.2%)
Aramark Corp., Senior Note–144A 8.50%, due 02/01/2015	2,000	2,093
NPC International, Inc., Senior Subordinated Note 9.50%, due 05/01/2014	1,000	1,050
Sbarro, Inc., Senior Note–144A 10.38%, due 02/01/2015	1,400	1,467
Retail Trade (0.5%)
Michaels Stores, Inc., Senior Subordinated Note–144A 11.38%, due 11/01/2016 †	1,795	1,975
Rubber & Misc. Plastic Products (0.6%)
NTK Holdings, Inc. 0.00%, due 03/01/2014 †(c)	1,500	1,125
Titan International, Inc., Senior Note–144A 8.00%, due 01/15/2012	1,200	1,242
Savings Institutions (1.1%)
Sovereign Capital Trust VI, Guaranteed Note 7.91%, due 06/13/2036	3,700	4,125
Security & Commodity Brokers (3.9%)
Countrywide Financial Corp., Series A 4.50%, due 06/15/2010	4,000	3,901
E*Trade Financial Corp. 8.00%, due 06/15/2011	2,000	2,103
JP Morgan Chase Capital XVIII 6.95%, due 08/17/2036	1,000	1,070
Lazard Group, Senior Note 7.13%, due 05/15/2015	3,000	3,177
SB Treasury Co. LLC–144A 9.40%, due 06/30/2008 (a)(b)	1,470	1,534
Western Union Co. (The) 5.93%, due 10/01/2016	3,335	3,359

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 5

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Stone, Clay & Glass Products (1.0%)
Lafarge SA 7.13%, due 07/15/2036	$2,600	$2,842
Owens Brockway Glass Container, Inc. 6.75%, due 12/01/2014	1,000	1,006
Telecommunications (3.1%)
AT&T Wireless Services, Inc. 8.13%, due 05/01/2012	3,600	4,052
Nextel Communications, Inc., Series D 7.38%, due 08/01/2015	3,500	3,621
Verizon Global Funding Corp. 7.75%, due 12/01/2030	2,455	2,874
West Corp.–144A 11.00%, due 10/15/2016 †	1,500	1,631
Transportation & Public Utilities (0.8%)
Hertz Corp., Senior Subordinated Note 10.50%, due 01/01/2016	2,600	2,964
Water Transportation (1.7%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	5,000	5,489
US Shipping Partners LP/US Shipping Finance Corp., Senior Note 13.00%, due 08/15/2014	925	982
Wholesale Trade Nondurable Goods (1.0%)
Alliance One International, Inc., Senior Note–144A 8.50%, due 05/15/2012	2,000	2,065
Supervalu, Inc., Senior Note 7.50%, due 11/15/2014	1,800	1,881
Total Corporate Debt Securities (cost: $359,930)		362,672
CONVERTIBLE BOND (0.6%)
Computer & Office Equipment (0.3%)
Scientific Games Corp. 0.75%, due 12/01/2024	1,000	1,239
Electronic Components & Accessories (0.3%)
Intel Corp., Junior Subordinated Note 2.95%, due 12/15/2035 †	1,000	910
Total Convertible Bond (cost: $1,954)		2,149
	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.1%)
Business Credit Institutions (0.1%)
Sovereign Capital Trust II ‡	9,500	$467
Total Convertible Preferred Stocks (cost: $475)		467

	Shares	Value
PREFERRED STOCKS (1.0%)
Holding & Other Investment Offices (0.5%)
Saul Centers, Inc. REIT	1,850	$47
Tanger Factory Outlet Centers REIT	66,666	1,696
Telecommunications (0.5%)
Centaur Funding Corp.–144A ‡	1,661	1,958
Total Preferred Stocks (cost: $3,866)		3,701
COMMON STOCKS (0.0%)
Telecommunications (0.0%)
Versatel Telecom International NV Warrants, Expires 5/15/2008 ‡m	75	—	☐
Total Common Stocks (cost: $0)		—	☐
	Principal	Value
SECURITY LENDING COLLATERAL (4.9%)
Debt (4.9%)
Bank Notes (0.3%)
Bank of America 5.31%, due 05/17/2007 *	$601	$601
5.27%, due 06/18/2007 *	601	601
Commercial Paper (1.1%)
Bear Stearns & Co. 5.31%, due 07/10/2007	240	240
CAFCO LLC-144A 5.29%, due 05/31/2007	233	233
Charta LLC-144A 5.30%, due 05/09/2007	160	160
5.29%, due 06/13/2007	120	120
Compass Securitization LLC–144A 5.29%, due 05/25/2007	120	120
CRC Funding LLC–144A 5.28%, due 05/16/2007	120	120
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	120	120
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007	120	120
5.28%, due 05/24/2007	120	120
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	240	240
Liberty Street–144A 5.29%, due 05/03/2007	235	235
Morgan Stanley 5.32%, due 08/01/2007	240	240

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 6

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Old Line Funding LLC–144A 5.30%, due 05/15/2007	$240	$240
Paradigm Funding LLC–144A 5.28%, due 05/22/2007	476	476
5.30%, due 05/29/2007	120	120
5.29%, due 05/31/2007	120	120
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007	120	120
5.29%, due 05/17/2007	120	120
5.28%, due 06/01/2007	120	120
5.29%, due 06/19/2007	159	159
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	180	180
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	120	120
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	240	240
Yorktown Capital LLC 5.30%, due 05/14/2007	120	120
Euro Dollar Overnight (0.6%)
Bank of Nova Scotia 5.28%, due 05/01/2007	120	120
Citigroup 5.31%, due 05/04/2007	241	241
Deutsche Bank 5.28%, due 05/03/2007	241	241
First Tennessee National Corp. 5.31%, due 05/02/2007	241	241
National Australia Bank 5.30%, due 05/01/2007	241	241
Rabobank Nederland 5.30%, due 05/01/2007	241	241
Royal Bank of Canada 5.30%, due 05/01/2007	241	241
Royal Bank of Scotland 5.29%, due 05/07/2007	120	120
Societe Generale 5.31%, due 05/01/2007	241	241
Svenska Handlesbanken 5.31%, due 05/01/2007	456	456

	Principal	Value
Euro Dollar Terms (1.8%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	$241	$241
Bank of Montreal 5.28%, due 05/18/2007	120	120
Bank of Nova Scotia 5.28%, due 05/09/2007	168	168
Barclays 5.29%, due 05/07/2007	241	241
5.30%, due 05/16/2007	241	241
5.29%, due 05/21/2007	120	120
5.30%, due 06/04/2007	120	120
5.29%, due 06/08/2007	241	241
Calyon 5.30%, due 05/17/2007	120	120
5.31%, due 05/24/2007	241	241
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007	361	361
5.28%, due 05/29/2007	120	120
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	241	241
Deutsche Bank 5.30%, due 05/15/2007	241	241
Fortis Bank 5.28%, due 05/21/2007	361	361
5.28%, due 05/25/2007	361	361
5.30%, due 06/25/2007	241	241
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	361	361
Royal Bank of Scotland 5.30%, due 05/08/2007	241	241
5.30%, due 05/09/2007	120	120
5.31%, due 05/25/2007	241	241
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	120	120
Swedbank AB 5.30%, due 05/11/2007	241	241
Toronto Dominion Bank 5.28%, due 05/10/2007	241	241
UBS AG 5.28%, due 06/01/2007	241	241
5.29%, due 06/12/2007	481	481
5.29%, due 06/15/2007	361	361
5.29%, due 06/18/2007	601	601

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 7

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (1.1%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $666 on 05/01/2007	$666	$666
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $2,646 on 05/01/2007	2,646	2,646
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,159 on 05/01/2007	1,159	1,159
Total Security Lending Collateral (cost: $19,287)		19,287
Total Investment Securities (cost: $395,659) #		$398,456

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $18,776.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2007.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

(c)  NTK Holdings, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.

‡  Non-income producing.

††  Cash collateral for the Repurchase Agreements, valued at $4,586, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

☐  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $395,659. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,316 and $2,519, respectively. Net unrealized appreciation for tax purposes is $2,797 .

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $124,577 or 31.9% of the net assets of the Fund.

MTN  Medium-Term Note

PIK  Payment In-Kind

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 8

TA IDEX Transamerica Flexible Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $395,659) (including securities loaned of $18,776)	$398,456
Cash	10,083
Receivables:
Investment securities sold	3,535
Shares of beneficial interest sold	241
Interest	7,332
Dividends	31
Dividend reclaims receivable	3
Other	17
419,698
Liabilities:
Investment securities purchased	9,615
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	144
Management and advisory fees	235
Distribution and service fees	32
Transfer agent fees	13
Administration fees	6
Payable for collateral for securities on loan	19,287
Other	49
29,381
Net Assets	$390,317
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$391,430
Undistributed (accumulated) net investment income (loss)	1,160
Undistributed (accumulated) net realized gain (loss) from investment securities	(5,070)
Net unrealized appreciation (depreciation) on investment securities	2,797
Net Assets	$390,317
Net Assets by Class:
Class A	$16,621
Class B	21,049
Class C	10,457
Class I	342,190
Shares Outstanding:
Class A	1,751
Class B	2,216
Class C	1,104
Class I	35,898
Net Asset Value Per Share:
Class A	$9.49
Class B	9.50
Class C	9.47
Class I	9.53
Maximum Offering Price Per Share (a):
Class A	$9.96

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$10,420
Dividends	150
Income from loaned securities–net	16
	10,586
Expenses:
Management and advisory fees	1,187
Distribution and service fees:
Class A	29
Class B	111
Class C	58
Transfer agent fees:
Class A	23
Class B	28
Class C	13
Class I	–	(b)
Printing and shareholder reports	11
Custody fees	18
Administration fees	32
Legal fees	3
Audit fees	10
Trustees fees	5
Registration fees	19
Other	3
Total expenses	1,550
Net Investment Income (Loss)	9,036
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	878
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	2,359
Net Realized and Unrealized Gain (Loss) on Investment Securities	3,237
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,273

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 9

TA IDEX Transamerica Flexible Income

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$9,036	$14,063
Net realized gain (loss) from investment securities	878	(4,820)
Change in unrealized appreciation (depreciation) on investment securities	2,359	6,532
	12,273	15,775
Distributions to Shareholders:
From net investment income:
Class A	(412)	(969)
Class B	(482)	(1,067)
Class C	(255)	(471)
Class I	(7,527)	(10,865)
	(8,676)	(13,372)
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,921	1,843
Class B	960	1,579
Class C	1,486	6,215
Class I	112,375	118,332
	116,742	127,969
Dividends and distributions reinvested:
Class A	353	846
Class B	388	851
Class C	193	372
Class I	7,527	10,865
	8,461	12,934
Cost of shares redeemed:
Class A	(3,046)	(126,306)
Class B	(3,869)	(11,445)
Class C	(3,879)	(7,662)
Class I	(1,830)	(20,664)
	(12,624)	(166,077)
Redemption fees:
Class A	– (a)	– (a)
Class B	– (a)	1
Class C	– (a)	–
	– (a)	1
Automatic conversions:
Class A	193	203
Class B	(193)	(203)
	–	–
	112,579	(25,173)
Net increase (decrease) in net assets	116,176	(22,770)
Net Assets:
Beginning of period	274,141	296,911
End of period	$390,317	$274,141
Undistributed (accumulated) net investment income (loss)	$1,160	$800

	April 30, 2007 (unaudited)	October 31, 2006
Share Activity:
Shares issued:
Class A	203	198
Class B	101	171
Class C	158	676
Class I	11,826	12,656
	12,288	13,701
Shares issued–reinvested from distributions:
Class A	38	92
Class B	41	92
Class C	20	40
Class I	794	1,172
	893	1,396
Shares redeemed:
Class A	(322)	(13,562)
Class B	(409)	(1,232)
Class C	(411)	(825)
Class I	(192)	(2,202)
	(1,334)	(17,821)
Automatic conversions:
Class A	20	22
Class B	(20)	(22)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(61)	(13,250)
Class B	(287)	(991)
Class C	(233)	(109)
Class I	12,428	11,626
	11,847	(2,724)

(a)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 10

TA IDEX Transamerica Flexible Income

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations					Distributions						Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Total Operations	From Net Investment Income		From Net Realized Gains	Return of Capital		Total Distributions	Value, End of Period
Class A	4/30/2007	$9.38	$0.24		$0.10		$0.34	$(0.23)		$–	$–		$(0.23)	$9.49
	10/31/2006	9.31	0.43		0.05		0.48	(0.41)		–	–		(0.41)	9.38
	10/31/2005	9.68	0.37	(h)	(0.32	) (h)	0.05	(0.38	) (h)	–	(0.04	) (h)	(0.42)	9.31
	10/31/2004	10.21	0.38	(h)	0.14	(h)	0.52	(0.38	) (h)	(0.63)	(0.04	) (h)	(1.05)	9.68
	10/31/2003	9.94	0.36		0.27		0.63	(0.36)		–	–		(0.36)	10.21
	10/31/2002	9.99	0.40		0.02		0.42	(0.41)		(0.06)	–		(0.47)	9.94
Class B	4/30/2007	9.39	0.21		0.10		0.31	(0.20)		–	–		(0.20)	9.50
	10/31/2006	9.32	0.38		0.06		0.44	(0.37)		–	–		(0.37)	9.39
	10/31/2005	9.68	0.29	(h)	(0.32	) (h)	(0.03)	(0.29	) (h)	–	(0.04	) (h)	(0.33)	9.32
	10/31/2004	10.20	0.32	(h)	0.15	(h)	0.47	(0.32	) (h)	(0.63)	(0.04	) (h)	(0.99)	9.68
	10/31/2003	9.94	0.30		0.25		0.55	(0.29)		–	–		(0.29)	10.20
	10/31/2002	9.99	0.34		0.02		0.36	(0.35)		(0.06)	–		(0.41)	9.94
Class C	4/30/2007	9.36	0.21		0.10		0.31	(0.20)		–	–		(0.20)	9.47
	10/31/2006	9.30	0.39		0.04		0.43	(0.37)		–	–		(0.37)	9.36
	10/31/2005	9.67	0.29	(h)	(0.33	) (h)	(0.04)	(0.29	) (h)	–	(0.04	) (h)	(0.33)	9.30
	10/31/2004	10.20	0.33	(h)	0.13	(h)	0.46	(0.32	) (h)	(0.63)	(0.04	) (h)	(0.99)	9.67
	10/31/2003	9.98	0.29		0.22		0.51	(0.29)		–	–		(0.29)	10.20
Class I	4/30/2007	9.42	0.28		0.09		0.37	(0.26)		–	–		(0.26)	9.53
	10/31/2006	9.35	0.50		0.05		0.55	(0.48)		–	–		(0.48)	9.42
	10/31/2005	9.68	0.40	(h)	(0.32	) (h)	0.08	(0.37	) (h)	–	(0.04	) (h)	(0.41)	9.35

			Ratios/Supplemental Data
			Net Assets,	Ratio of Expenses		Net Investment
	For the		End of	to Average		Income (Loss)		Portfolio
	Period	Total	Period	Net Assets (a)		to Average		Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	3.69%	$16,621	1.43%	1.43%	5.19	% (i)	34%
	10/31/2006	5.34	17,005	1.47	1.47	4.64	(i)	110
	10/31/2005	0.47	140,203	1.25	1.25	3.85	(h)(i)	58
	10/31/2004	5.72	80,201	1.43	1.43	3.89	(h)	169
	10/31/2003	6.39	87,898	1.49	1.50	3.56		164
	10/31/2002	4.45	61,815	1.62	1.65	4.23		245
Class B	4/30/2007	3.38	21,049	2.06	2.06	4.55	(i)	34
	10/31/2006	4.81	23,501	2.08	2.08	4.08	(i)	110
	10/31/2005	(0.36)	32,560	2.08	2.08	3.02	(h)(i)	58
	10/31/2004	5.13	45,338	2.03	2.03	3.25	(h)	169
	10/31/2003	5.59	69,502	2.14	2.15	2.91		164
	10/31/2002	3.83	67,220	2.27	2.30	3.58		245
Class C	4/30/2007	3.39	10,457	2.03	2.03	4.58	(i)	34
	10/31/2006	4.74	12,519	2.07	2.07	4.15		110
	10/31/2005	(0.40)	13,439	2.11	2.11	2.99	(h)(i)	58
	10/31/2004	5.02	19,675	2.10	2.10	3.37	(h)	169
	10/31/2003	5.16	8,178	2.14	2.15	2.91		164
Class I	4/30/2007	4.00	342,190	0.81	0.81	5.85		34
	10/31/2006	6.04	221,116	0.86	0.86	5.35		110
	10/31/2005	0.85	110,709	0.85	0.85	4.25	(h)	58

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 11

TA IDEX Transamerica Flexible Income

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.

Class I was November 8, 2004.

(h)  The Fund has restated its financial highlights. (See Note 6)

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 12

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Flexible Income (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $7, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 13

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Conservative Portfolio	$33,181	8.50%
TA IDEX Asset Allocation – Moderate Portfolio	70,089	17.96%
TA IDEX Asset Allocation – Moderate Growth Portfolio	58,497	14.99%
Asset Allocation – Conservative Portfolio	60,231	15.43%
Asset Allocation – Moderate Growth Portfolio	87,908	22.52%
Asset Allocation – Moderate Portfolio	32,284	8.27%
Total	$342,190	87.67%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2006 to December 31, 2006:

0.80% of the first $100 million of ANA
0.775% of the next $150 million of ANA
0.675% of ANA over $250 million

From January 1, 2007 on:

0.775 of the first $100 million of ANA
0.75 of the next $150 million of ANA
0.675 of the next $100 million of ANA
0.625 of ANA over $350 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.50% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2007.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$23
Retained by Underwriter	5
Contingent Deferred Sales Charge	19

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 14

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $60 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $17.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $15. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$203,834
U.S. Government	12,551
Proceeds from maturities and sales of securities:
Long-Term	95,199
U.S. Government	12,538

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$890	October 31, 2013
5,058	October 31, 2014

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 15

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.  RESTATEMENT

The Fund's previously issued financial statements presented accretion of discount incorrectly for the years ended October 31, 2005 and October 31, 2004. This was due to the security Raytheon Co. accreting discount based on an incorrect maturity value. The impact of correcting the maturity value of Raytheon Co. was to reduce interest income on the Statement of Operations with an offsetting adjustment to unrealized gain (loss). The financial highlights have also been restated accordingly. This restatement had no effect on the Fund's net assets, net asset value per share or total increase (decrease) in net assets from operations during the periods.

This restatement changed the financial statements as follows:

Financial Highlights For the year ended October 31, 2005	(As previously reported)	(As restated)
Net investment income (loss) per share:
Class A	0.41	0.37
Class B	0.34	0.29
Class C	0.33	0.29
Class I	0.44	0.40
Net realized and unrealized gain (loss) per share:
Class A	(0.36)	(0.32)
Class B	(0.37)	(0.32)
Class C	(0.37)	(0.33)
Class I	(0.36)	(0.32)
Distributions from net investment income per share:
Class A	(0.42)	(0.38)
Class B	(0.33)	(0.29)
Class C	(0.33)	(0.29)
Class I	(0.41)	(0.37)
Distributions of return of capital per share:
Class A	–	(0.04)
Class B	–	(0.04)
Class C	–	(0.04)
Class I	–	(0.04)
Ratio of Net Investment Income (Loss) to Average Net Assets
Class A	4.33%	3.85%
Class B	3.50%	3.02%
Class C	3.47%	2.99%
Class I	4.73%	4.25%

Financial Highlights For the year ended October 31, 2004	(As previously reported)	(As restated)
Net investment income (loss) per share:
Class A	0.41	0.38
Class B	0.35	0.32
Class C	0.36	0.33
Net realized and unrealized gain (loss) per share:
Class A	0.11	0.14
Class B	0.12	0.15
Class C	0.10	0.13
Distributions from net investment income per share:
Class A	(0.42)	(0.38)
Class B	(0.36)	(0.32)
Class C	(0.36)	(0.32)
Distributions of return of capital per share:
Class A	–	(0.04)
Class B	–	(0.04)
Class C	–	(0.04)
Ratio of Net Investment Income (Loss) to Average Net Assets
Class A	4.25%	3.89%
Class B	3.61%	3.25%
Class C	3.74%	3.37%

NOTE 7.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Flexible Income 16

TA IDEX Transamerica Flexible Income

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Flexible Income (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, and TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees noted that TFAI and the Sub-Adviser generally had achieved superior investment performance over the one-, two- and ten-year trailing periods compared to the Fund's peers, although the Fund's performance over the three- and five-year trailing periods was lower than the median compared to its peers. The Board noted, however, that the Fund's performance over the three-year and longer periods was partially attributable to a prior Sub-Adviser's investment team. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and very competitive with other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are relatively high when compared to a comparable group of its peers,

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TA IDEX Transamerica Flexible Income 17

TA IDEX Transamerica Flexible Income (continued)

but noted that TFAI and the Sub-Adviser have agreed to fee reductions, which could help lower the Fund's expenses in the future. On the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' (including TIM) service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that asset-based breakpoints in the Fund's advisory and sub-advisory fee schedules appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows, and noted that TFAI and the Sub-Adviser recently agreed to fee reductions. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI and the Sub-Adviser, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

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TA IDEX Transamerica Flexible Income 18

TA IDEX Transamerica Growth Opportunities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class A
Actual	$1,000.00	$1,056.20	1.75%	$8.92
Hypothetical (b)	1,000.00	1,016.12	1.75	8.75
Class B
Actual	1,000.00	1,054.30	2.40	12.22
Hypothetical (b)	1,000.00	1,012.89	2.40	11.98
Class C
Actual	1,000.00	1,052.90	2.40	12.22
Hypothetical (b)	1,000.00	1,012.89	2.40	11.98
Class I
Actual	1,000.00	1,061.70	0.89	4.55
Hypothetical (b)	1,000.00	1,020.38	0.89	4.46

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

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Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 1

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Apparel & Accessory Stores (2.7%)
Nordstrom, Inc.	80,815	$4,438
Under Armour, Inc.–Class A ‡†	35,950	1,815
Urban Outfitters, Inc. ‡	57,800	1,489
Business Services (0.5%)
Lamar Advertising Co. †	23,500	1,418
Commercial Banks (1.0%)
Wintrust Financial Corp.	65,725	2,825
Computer & Data Processing Services (11.2%)
Activision, Inc. ‡†	110,475	2,210
Alliance Data Systems Corp. ‡†	121,550	7,738
Cerner Corp. ‡†	153,400	8,167
Checkfree Corp. ‡†	270,710	9,112
CoStar Group, Inc. ‡†	35,000	1,708
Intuit, Inc. ‡	97,100	2,762
NetFlix, Inc. ‡†	35,000	776
Computer & Office Equipment (2.5%)
Sandisk Corp. ‡†	55,900	2,429
VeriFone Holdings, Inc. ‡†	136,325	4,811
Educational Services (2.3%)
Strayer Education, Inc. †	53,350	6,634
Electronic Components & Accessories (2.2%)
Microchip Technology, Inc.	160,365	6,469
Engineering & Management Services (4.3%)
Jacobs Engineering Group, Inc. ‡	248,472	12,530
Entertainment (2.1%)
International Game Technology	161,750	6,169
Food Stores (2.4%)
Whole Foods Market, Inc. †	150,245	7,030
Health Services (2.9%)
Covance, Inc. ‡	136,910	8,283
Holding & Other Investment Offices (3.1%)
Host Hotels & Resorts, Inc. REIT †	158,000	4,051
Kilroy Realty Corp. REIT	27,150	2,061
Plum Creek Timber Co., Inc. REIT	69,000	2,739
Hotels & Other Lodging Places (7.5%)
Hilton Hotels Corp.	407,230	13,846
Las Vegas Sands Corp. ‡	91,180	7,768
Industrial Machinery & Equipment (9.6%)
Cameron International Corp. ‡	157,000	10,137
Joy Global, Inc. †	85,650	4,336
Kennametal, Inc.	186,985	13,194

	Shares	Value
Instruments & Related Products (4.9%)
Sirf Technology Holdings, Inc. ‡†	240,500	$5,835
Trimble Navigation, Ltd. ‡	293,300	8,412
Medical Instruments & Supplies (7.9%)
Intuitive Surgical, Inc. ‡†	61,165	7,931
Techne Corp. ‡†	156,746	9,243
Varian Medical Systems, Inc. ‡†	134,815	5,691
Motion Pictures (2.3%)
Macrovision Corp. ‡†	276,050	6,700
Motor Vehicles, Parts & Supplies (0.9%)
BorgWarner, Inc.	31,200	2,431
Pharmaceuticals (1.0%)
Allergan, Inc.	23,810	2,886
Research & Testing Services (0.1%)
Gen-Probe, Inc. ‡	7,420	379
Restaurants (0.8%)
PF Chang's China Bistro, Inc. ‡†	62,610	2,395
Security & Commodity Brokers (16.9%)
Ameriprise Financial, Inc.	132,595	7,885
BlackRock, Inc. †	83,475	12,496
Chicago Mercantile Exchange †	14,000	7,235
Cohen & Steers, Inc. †	99,845	5,123
Nymex Holdings, Inc. ‡†	71,810	9,314
T. Rowe Price Group, Inc.	138,700	6,891
Telecommunications (3.6%)
MetroPCS Communications, Inc. ‡	50,000	1,403
NeuStar, Inc.–Class A ‡†	307,100	8,832
Transportation & Public Utilities (3.6%)
CH Robinson Worldwide, Inc. †	65,500	3,502
Expeditors International of Washington, Inc.	164,500	6,876
Wholesale Trade Durable Goods (2.4%)
Grainger (W.W.), Inc.	84,500	6,981
Total Common Stocks (cost: $249,061)		285,386
	Principal	Value
SECURITY LENDING COLLATERAL (22.9%)
Debt (22.9%)
Bank Notes (1.4%)
Bank of America
5.31%, due 05/17/2007 *	$2,069	$2,069
5.27%, due 06/18/2007 *	2,069	2,069
Commercial Paper (5.0%)
Bear Stearns & Co. 5.31%, due 07/10/2007	827	827

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Growth Opportunities 2

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
CAFCO LLC–144A 5.29%, due 05/31/2007	$802	$802
Charta LLC–144A 5.30%, due 05/09/2007 5.29%, due 06/13/2007	551 414	551 414
Compass Securitization LLC–144A 5.29%, due 05/25/2007	414	414
CRC Funding LLC–144A 5.28%, due 05/16/2007	414	414
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	414	414
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007 5.28%, due 05/24/2007	414 414	414 414
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	827	827
Liberty Street–144A 5.29%, due 05/03/2007	810	810
Morgan Stanley 5.32%, due 08/01/2007	827	827
Old Line Funding LLC–144A 5.30%, due 05/15/2007	827	827
Paradigm Funding LLC–144A 5.28%, due 05/22/2007 5.30%, due 05/29/2007 5.29%, due 05/31/2007	1,638 414 414	1,638 414 414
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007 5.29%, due 05/17/2007 5.28%, due 06/01/2007 5.29%, due 06/19/2007	414 414 414 545	414 414 414 545
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	621	621
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	414	414
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	827	827
Yorktown Capital LLC 5.30%, due 05/14/2007	414	414
Euro Dollar Overnight (2.8%)
Bank of Nova Scotia 5.28%, due 05/01/2007	414	414
Citigroup 5.31%, due 05/04/2007	827	827
Deutsche Bank 5.28%, due 05/03/2007	827	827

	Principal	Value
Euro Dollar Overnight (continued)
First Tennessee National Corp. 5.31%, due 05/02/2007	$827	$827
National Australia Bank 5.30%, due 05/01/2007	827	827
Rabobank Nederland 5.30%, due 05/01/2007	827	827
Royal Bank of Canada 5.30%, due 05/01/2007	827	827
Royal Bank of Scotland 5.29%, due 05/07/2007	414	414
Societe Generale 5.31%, due 05/01/2007	827	827
Svenska Handlesbanken 5.31%, due 05/01/2007	1,569	1,569
Euro Dollar Terms (8.4%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	827	827
Bank of Montreal 5.28%, due 05/18/2007	414	414
Bank of Nova Scotia 5.28%, due 05/09/2007	579	579
Barclays 5.29%, due 05/07/2007 5.30%, due 05/16/2007 5.29%, due 05/21/2007 5.30%, due 06/04/2007 5.29%, due 06/08/2007	827 828 414 414 828	827 828 414 414 828
Calyon 5.30%, due 05/17/2007 5.31%, due 05/24/2007	414 828	414 828
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007 5.28%, due 05/29/2007	1,241 414	1,241 414
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	828	828
Deutsche Bank 5.30%, due 05/15/2007	828	828
Fortis Bank 5.28%, due 05/21/2007 5.28%, due 05/25/2007 5.30%, due 06/25/2007	1,241 1,241 828	1,241 1,241 828
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	1,241	1,241
Royal Bank of Scotland 5.30%, due 05/08/2007 5.30%, due 05/09/2007 5.31%, due 05/25/2007	828 414 828	828 414 828

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 3

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	$414	$414
Swedbank AB 5.30%, due 05/11/2007	828	828
Toronto Dominion Bank 5.28%, due 05/10/2007	828	828
UBS AG 5.28%, due 06/01/2007 5.29%, due 06/12/2007 5.29%, due 06/15/2007 5.29%, due 06/18/2007	828 1,655 1,241 2,069	828 1,655 1,241 2,069

	Principal	Value
Repurchase Agreements (5.3%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $2,292 on 05/01/2007	$2,291	$2,291
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $9,104 on 05/01/2007	9,103	9,103
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $3,988 on 05/01/2007	3,987	3,987
Total Security Lending Collateral (cost: $66,357)		66,357
Total Investment Securities (cost: $315,418) #		$351,743

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $64,471.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $15,778, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $315,418. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $46,116 and $9,791, respectively. Net unrealized appreciation for tax purposes is $36,325.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $12,416 or 4.3% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Growth Opportunities 4

TA IDEX Transamerica Growth Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $315,418) (including securities loaned of $64,471)	$351,743
Cash	2,101
Receivables:
Investment securities sold	8,225
Shares of beneficial interest sold	176
Interest	17
Income from loaned securities	5
Dividends	1
Other	20
362,288
Liabilities:
Investment securities purchased	5,894
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	376
Management and advisory fees	184
Distribution and service fees	84
Transfer agent fees	88
Administration fees	5
Payable for collateral for securities on loan	66,357
Other	120
73,108
Net Assets	$289,180
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$458,678
Undistributed (accumulated) net investment income (loss)	(962)
Undistributed (accumulated) net realized gain (loss) from investment securities	(204,861)
Net unrealized appreciation (depreciation) on investment securities	36,325
Net Assets	$289,180
Net Assets by Class:
Class A	$51,070
Class B	58,867
Class C	19,609
Class I	159,634
Shares Outstanding:
Class A	5,776
Class B	7,053
Class C	2,346
Class I	17,831
Net Asset Value Per Share:
Class A	$8.84
Class B	8.35
Class C	8.36
Class I	8.95
Maximum Offering Price Per Share (a):
Class A	$9.35

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$1,055
Interest	170
Income from loaned securities-net	162
1,387
Expenses:
Management and advisory fees	1,298
Distribution and service fees:
Class A	95
Class B	316
Class C	105
Transfer agent fees:
Class A	160
Class B	199
Class C	57
Class I	– (b)
Printing and shareholder reports	61
Custody fees	20
Administration fees	33
Legal fees	4
Audit fees	10
Trustees fees	7
Registration fees	30
Other	3
Total expenses	2,398
Less:
Reimbursement of class expenses:
Class A	(23)
Class B	(39)
Class C	(4)
Total reimbursed expenses	(66)
Net expenses	2,332
Net Investment Income (Loss)	(945)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	54,892
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(33,109)
Net Realized and Unrealized Gain (Loss) on Investment Securities	21,783
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,838

(b)  Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 5

TA IDEX Transamerica Growth Opportunities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(945)	$(2,271)
Net realized gain (loss) from investment securities	54,892	46,326
Change in unrealized appreciation (depreciation) on investment securities	(33,109)	(19,089)
	20,838	24,966
Capital Share Transactions:
Proceeds from shares sold:
Class A	3,254	13,592
Class B	1,513	5,530
Class C	630	4,993
Class I	6,033	205,074
	11,430	229,189
Cost of shares redeemed:
Class A	(12,339)	(221,734)
Class B	(11,722)	(17,905)
Class C	(3,848)	(10,382)
Class I	(74,328)	(1,565)
	(102,237)	(251,586)
Redemption fees:
Class A	– (b)	– (b)
Class B	– (b)	– (b)
Class C	– (b)	– (b)
	– (b)	– (b)
Automatic conversions:
Class A	466	538
Class B	(466)	(538)
	–	–
	(90,807)	(22,397)
Net increase (decrease) in net assets	(69,969)	2,569
Net Assets:
Beginning of period	359,149	356,580
End of period	$289,180	$359,149
Undistributed (accumulated) net investment income (loss)	$(962)	$(17)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Share Activity:
Shares issued:
Class A	372	1,620
Class B	183	684
Class C	77	622
Class I	673	25,652
	1,305	28,578
Shares redeemed:
Class A	(1,414)	(27,610)
Class B	(1,418)	(2,243)
Class C	(464)	(1,283)
Class I	(8,307)	(187)
	(11,603)	(31,323)
Automatic conversions:
Class A	53	64
Class B	(56)	(68)
	(3)	(4)
Net increase (decrease) in shares outstanding:
Class A	(989)	(25,926)
Class B	(1,291)	(1,627)
Class C	(387)	(661)
Class I	(7,634)	25,465
	(10,301)	(2,749)

(a)  Class I was offered for investment on November 15, 2005.

(b)  Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 6

TA IDEX Transamerica Growth Opportunities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$8.36	$(0.04)	$0.52	$0.48	$–	$–	$–	$8.84
	10/31/2006	7.85	(0.07)	0.58	0.51	–	–	–	8.36
	10/31/2005	6.61	(0.02)	1.26	1.24	–	–	–	7.85
	10/31/2004	5.95	(0.03)	0.69	0.66	–	–	–	6.61
	10/31/2003	4.81	(0.06)	1.20	1.14	–	–	–	5.95
	10/31/2002	4.81	(0.06)	0.06	–	–	–	–	4.81
Class B	4/30/2007	7.92	(0.06)	0.49	0.43	–	–	–	8.35
	10/31/2006	7.48	(0.13)	0.57	0.44	–	–	–	7.92
	10/31/2005	6.37	(0.09)	1.20	1.11	–	–	–	7.48
	10/31/2004	5.79	(0.09)	0.67	0.58	–	–	–	6.37
	10/31/2003	4.70	(0.09)	1.18	1.09	–	–	–	5.79
	10/31/2002	4.73	(0.11)	0.08	(0.03)	–	–	–	4.70
Class C	4/30/2007	7.94	(0.06)	0.48	0.42	–	–	–	8.36
	10/31/2006	7.49	(0.12)	0.57	0.45	–	–	–	7.94
	10/31/2005	6.38	(0.09)	1.20	1.11	–	–	–	7.49
	10/31/2004	5.79	(0.10)	0.69	0.59	–	–	–	6.38
	10/31/2003	4.62	(0.09)	1.26	1.17	–	–	–	5.79
Class I	4/30/2007	8.43	– (h)	0.52	0.52	–	–	–	8.95
	10/31/2006	7.99	– (h)	0.44	0.44	–	–	–	8.43

			Ratios/Supplemental Data
	For the		Net Assets, End of	Ratio of Expenses to Average		Net Investment Income (Loss)		Portfolio
	Period	Total	Period	Net Assets(a)		to Average		Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	5.62%	$51,070	1.75%	1.84%	(0.91	)%(i)	46%
	10/31/2006	6.62	56,588	1.72	1.72	(0.89	)(i)	59
	10/31/2005	18.76	256,559	1.41	1.41	(0.30	)(i)	34
	10/31/2004	11.09	230,633	1.43	1.43	(0.47)		43
	10/31/2003	23.70	147,340	1.75	2.21	(1.11)		97
	10/31/2002	0.05	12,687	1.74	2.53	(1.35)		32
Class B	4/30/2007	5.43	58,867	2.40	2.52	(1.56	)(i)	46
	10/31/2006	5.88	66,098	2.40	2.46	(1.57	)(i)	59
	10/31/2005	17.43	74,589	2.40	2.61	(1.29	)(i)	34
	10/31/2004	10.02	77,869	2.40	2.64	(1.44)		43
	10/31/2003	23.19	52,492	2.41	2.87	(1.76)		97
	10/31/2002	(0.70)	5,897	2.39	3.18	(2.00)		32
Class C	4/30/2007	5.29	19,609	2.40	2.44	(1.56	)(i)	46
	10/31/2006	6.01	21,688	2.38	2.38	(1.54	)(i)	59
	10/31/2005	17.40	25,432	2.40	2.54	(1.29	)(i)	34
	10/31/2004	10.19	28,103	2.40	2.65	(1.58)		43
	10/31/2003	25.32	483	2.42	2.89	(1.78)		97
Class I	4/30/2007	6.17	159,634	0.89	0.89	(0.04)		46
	10/31/2006	5.51	214,775	0.88	0.88	(0.06)		59

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 7

TA IDEX Transamerica Growth Opportunities

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Transamerica Growth Opportunities commenced operations on March 1, 2000. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Rounds to less than $(0.01).

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 8

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Growth Opportunities (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class B share will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2007 of $24 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $69, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 9

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$7,081	2.45%
TA IDEX Asset Allocation– Growth Portfolio	43,695	15.11%
TA IDEX Asset Allocation– Moderate Portfolio	28,891	9.99%
TA IDEX Asset Allocation– Moderate Growth Portfolio	79,967	27.65%
Total	$159,634	55.20%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$55
Retained by Underwriter	8
Contingent Deferred Sales Charge	46

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $398 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 10

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $19.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $21. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$146,671
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	227,607
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$148,499	October 31, 2008
99,199	October 31, 2009
4,618	October 31, 2010
7,437	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 11

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 12

TA IDEX Transamerica Growth Opportunities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Growth Opportunities (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, and TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees noted that TFAI and the Sub-Adviser generally had achieved very strong investment performance over the one-, two-, three- and five-year trailing periods compared to the Fund's peers. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and very competitive with other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are relatively high in comparison to a comparable group of its peers, but justified in light of the Fund's consistently strong performance, among other reasons. On the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 13

TA IDEX Transamerica Growth Opportunities (continued)

statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' (including TIM) service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including "soft dollar" benefits it receives. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Growth Opportunities 14

TA IDEX Transamerica High-Yield Bond

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,059.20	1.16%	$5.92
Hypothetical (b)	1,000.00	1,019.04	1.16	5.81
Class B
Actual	1,000.00	1,055.70	1.84	9.38
Hypothetical (b)	1,000.00	1,015.67	1.84	9.20
Class C
Actual	1,000.00	1,055.80	1.84	9.38
Hypothetical (b)	1,000.00	1,015.67	1.84	9.20
Class I
Actual	1,000.00	1,062.60	0.65	3.32
Hypothetical (b)	1,000.00	1,021.57	0.65	3.26

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Credit Quality (Moody Ratings)
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by Bond Credit Quality of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 1

TA IDEX Transamerica High-Yield Bond

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
(continued)
(unaudited)

Credit Rating	Description
B1	Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B2	More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B3	Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Ba1	Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba2	Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3	More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Baa1	Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa2	Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa3	Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Caa1	Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 2

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (93.1%)
Agriculture (0.9%)
Dole Food Co., Inc., Senior Note 7.25%, due 06/15/2010	$3,500	$3,434
Amusement & Recreation Services (1.4%)
Caesars Entertainment, Inc., Senior Subordinated Note 7.88%, due 03/15/2010	2,000	2,095
Mohegan Tribal Gaming Authority 6.13%, due 02/15/2013	2,000	1,960
Speedway Motorsports, Inc. 6.75%, due 06/01/2013	1,200	1,197
Apparel Products (1.0%)
Levi Strauss & Co. 9.75%, due 01/15/2015	3,500	3,841
Automotive (2.0%)
General Motors Acceptance Corp. 6.75%, due 12/01/2014	3,800	3,747
General Motors Corp. 7.20%, due 01/15/2011 †	4,000	3,820
Beverages (0.3%)
Cott Beverages USA, Inc., Guaranteed Senior Subordinated Note 8.00%, due 12/15/2011	1,250	1,281
Business Services (2.1%)
R.H. Donnelley Finance Corp I–144A 10.88%, due 12/15/2012	2,000	2,165
United Rentals North America, Inc. 6.50%, due 02/15/2012	1,750	1,767
Universal Compression, Inc. 7.25%, due 05/15/2010	2,000	2,025
Universal Hospital Services, Inc. 10.13%, due 11/01/2011	2,000	2,143
Chemicals & Allied Products (4.6%)
DEL Laboratories, Inc., Senior Note 10.36%, due 11/01/2011	2,485	2,575
Equistar Chemicals, LP/Equistar Funding Corp. 10.13%, due 09/01/2008	1,000	1,055
10.63%, due 05/01/2011	2,000	2,110
Huntsman International LLC 11.63%, due 10/15/2010	965	1,040
Huntsman International LLC–144A 7.38%, due 01/01/2015 †	2,000	2,070
Ineos Group Holdings PLC–144A 8.50%, due 02/15/2016 †	1,750	1,693

	Principal	Value
Chemicals & Allied Products (continued)
Lyondell Chemical Co. 10.50%, due 06/01/2013	$1,000	$1,096
Nova Chemicals Corp., Senior Note 8.50%, due 11/15/2013 *	3,600	3,663
VeraSun Energy Corp., Senior Secured Note 9.88%, due 12/15/2012	2,500	2,637
Communication (6.4%)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.–144A 8.38%, due 04/30/2014	8,500	8,914
CSC Holdings, Inc., Senior Note 6.75%, due 04/15/2012	1,000	999
7.63%, due 07/15/2018	4,000	4,080
Echostar DBS Corp. 6.38%, due 10/01/2011	4,190	4,232
Intelsat Corp., Senior Note 9.00%, due 06/15/2016	1,500	1,644
Intelsat Subsidiary Holding Co., Ltd. 8.63%, due 01/15/2015	3,500	3,741
PanAmSat Corp. 9.00%, due 08/15/2014	1,300	1,404
Communications Equipment (1.7%)
Intelsat Bermuda, Ltd., Senior Note 9.25%, due 06/15/2016	2,500	2,750
L-3 Communications Corp. 7.63%, due 06/15/2012	1,000	1,036
6.13%, due 07/15/2013	2,000	1,975
6.13%, due 01/15/2014	1,000	985
Computer & Data Processing Services (1.7%)
Seagate Technology HDD Holdings 6.38%, due 10/01/2011	2,300	2,291
6.80%, due 10/01/2016	2,125	2,106
Unisys Corp. 8.00%, due 10/15/2012	2,000	2,025
Electric Services (3.6%)
AES Corp. (The)–144A 8.75%, due 05/15/2013	5,000	5,331
Edison Mission Energy, Senior Note 7.50%, due 06/15/2013	2,710	2,818
NRG Energy, Inc. 7.25%, due 02/01/2014	3,750	3,881
NRG Energy, Inc., Senior Note 7.38%, due 01/15/2017	2,000	2,072

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 3

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Electric, Gas & Sanitary Services (0.8%)
Allied Waste North America, Inc. 7.88%, due 04/15/2013	$2,970	$3,104
Electronic & Other Electric Equipment (0.6%)
Jarden Corp., Senior Subordinated Note 7.50%, due 05/01/2017	2,260	2,314
Electronic Components & Accessories (3.7%)
Amkor Technology, Inc. 7.75%, due 05/15/2013	2,125	2,104
Freescale Semiconductor, Inc.–144A 10.13%, due 12/15/2016 †	4,850	4,898
NXP BV, Senior Note–144A 8.11%, due 10/15/2013	4,200	4,336
STATS ChipPAC, Ltd. 6.75%, due 11/15/2011	2,750	2,846
Fabricated Metal Products (1.2%)
Alliant Techsystems, Inc. 6.75%, due 04/01/2016	4,590	4,647
Food & Kindred Products (0.8%)
Del Monte Corp. 8.63%, due 12/15/2012	3,000	3,150
Gas Production & Distribution (4.8%)
Colorado Interstate Gas Co. 5.95%, due 03/15/2015	3,125	3,156
Colorado Interstate Gas Co., Senior Note 6.80%, due 11/15/2015	1,400	1,493
Dynegy-Roseton/Danskammer, Series 2001, Class B 7.67%, due 11/08/2016	2,000	2,130
Kinder Morgan Finance Co. 5.70%, due 01/05/2016	7,500	7,183
Transcontinental Gas Pipe Line Corp. 8.88%, due 07/15/2012	4,000	4,540
Health Services (3.7%)
Ameripath, Inc. 10.50%, due 04/01/2013	2,000	2,177
Davita, Inc. 6.63%, due 03/15/2013	3,300	3,312
HCA, Inc., Senior Note–144A 9.25%, due 11/15/2016	8,000	8,720
Holding & Other Investment Offices (2.7%)
Host Hotels & Resorts, LP, Senior Note 6.88%, due 11/01/2014	2,000	2,047
Nell AF Sarl–144A 8.38%, due 08/15/2015	3,975	4,134

	Principal	Value
Holding & Other Investment Offices (continued)
Sungard Data Systems, Inc. 9.13%, due 08/15/2013	$4,000	$4,290
Hotels & Other Lodging Places (6.5%)
Host Marriott, LP REIT 7.13%, due 11/01/2013	2,000	2,060
Las Vegas Sands Corp. 6.38%, due 02/15/2015	4,750	4,625
Mandalay Resort Group 6.38%, due 12/15/2011	1,000	1,004
MGM Mirage 6.00%, due 10/01/2009	2,500	2,503
5.88%, due 02/27/2014	2,500	2,347
MGM Mirage, Senior Note 6.75%, due 04/01/2013	1,000	991
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC, Senior Secured Note–144A 7.85%, due 03/15/2014	2,750	2,819
Station Casinos, Inc. 6.00%, due 04/01/2012	1,000	980
6.50%, due 02/01/2014	2,000	1,882
Turning Stone Resort Casino Enterprise, Senior Note–144A 9.13%, due 09/15/2014	2,400	2,448
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.63%, due 12/01/2014	3,450	3,459
Industrial Machinery & Equipment (1.6%)
Case New Holland, Inc. 9.25%, due 08/01/2011	6,000	6,308
Instruments & Related Products (2.3%)
DirecTV Holdings LLC/DirecTV Financing Co. 8.38%, due 03/15/2013	5,750	6,066
DRS Technologies, Inc. 6.88%, due 11/01/2013	3,000	3,030
Medical Instruments & Supplies (0.4%)
Bard (C.R.), Inc. 6.70%, due 12/01/2026	1,500	1,598
Metal Cans & Shipping Containers (1.0%)
Ball Corp. 6.88%, due 12/15/2012	3,775	3,860

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 4

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Metal Mining (0.7%)
Freeport-McMoRan Copper & Gold, Inc., Senior Note 8.25%, due 04/01/2015	$2,635	$2,849
Mining (1.1%)
Peabody Energy Corp., Senior Note 7.38%, due 11/01/2016	4,000	4,225
Mortgage Bankers & Brokers (3.5%)
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co., Senior Note, 144A 8.50%, due 04/01/2015	2,135	2,252
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co., Senior Subordinated Note–144A 9.75%, due 04/01/2017 †	800	858
Idearc, Inc., Senior Note–144A 8.00%, due 11/15/2016	8,000	8,340
Petroplus Finance, Ltd., Guaranteed Senior Note–144A 7.00%, due 05/01/2017	2,000	2,018
Oil & Gas Extraction (5.6%)
Chesapeake Energy Corp. 7.50%, due 09/15/2013	1,000	1,045
7.00%, due 08/15/2014 †	3,000	3,098
6.88%, due 01/15/2016	1,000	1,018
Cimarex Energy Co., Senior Note 7.13%, due 05/01/2017	3,250	3,283
Mariner Energy, Inc., Senior Note 8.00%, due 05/15/2017	1,975	1,987
Newfield Exploration Co. 6.63%, due 09/01/2014	2,500	2,513
Pioneer Natural Resources Co., Senior Note 6.65%, due 03/15/2017	3,750	3,675
Plains Exploration & Production Co., Senior Note 7.00%, due 03/15/2017	2,175	2,178
Whiting Petroleum Corp. 7.00%, due 02/01/2014	3,000	2,918
Paper & Allied Products (5.0%)
Abitibi-Consolidated, Inc. 6.00%, due 06/20/2013	1,500	1,298
Boise Cascade LLC 7.13%, due 10/15/2014	1,500	1,493
Domtar, Inc. 7.88%, due 10/15/2011	4,900	5,188

	Principal	Value
Paper & Allied Products (continued)
Georgia-Pacific Corp.-144A 7.00%, due 01/15/2015	$7,500	$7,538
Graphic Packaging International Corp. 8.50%, due 08/15/2011	3,500	3,631
MDP Acquisitions PLC 9.63%, due 10/01/2012	232	244
Paperboard Containers & Boxes (1.7%)
Jefferson Smurfit-Stone Container Corp. 8.25%, due 10/01/2012	6,475	6,548
Personal Credit Institutions (1.6%)
Ford Motor Credit Co. 9.88%, due 08/10/2011	6,000	6,389
Personal Services (0.6%)
Service Corp. International, US, Senior Note 6.75%, due 04/01/2016	2,500	2,456
Printing & Publishing (3.4%)
Dex Media East LLC/Dex Media East Finance Co. 9.88%, due 11/15/2009	1,000	1,044
Dex Media West LLC/Dex Media Finance Co., Series B 8.50%, due 08/15/2010	2,000	2,095
Dex Media, Inc. 8.00%, due 11/15/2013	2,500	2,619
Quebecor World, Inc.–144A 9.75%, due 01/15/2015	3,300	3,482
RH Donnelley Corp., Senior Note 8.88%, due 01/15/2016	3,750	4,069
Radio & Television Broadcasting (1.7%)
Quebecor Media, Inc., Senior Note 7.75%, due 03/15/2016	4,750	4,988
Videotron Ltee 6.88%, due 01/15/2014	1,500	1,519
Real Estate (0.5%)
Realogy Corp, Senior Note–144A 10.50%, due 04/15/2014 †	2,000	2,003
Restaurants (1.3%)
Aramark Corp., Senior Note–144A 8.50%, due 02/01/2015	4,850	5,074
Stone, Clay & Glass Products (1.3%)
Owens Brockway Glass Container, Inc. 6.75%, due 12/01/2014 †	4,000	4,025
Owens-Brockway 8.88%, due 02/15/2009	1,000	1,020

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 5

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Telecommunications (7.2%)
Alamosa Delaware, Inc., Senior Note 8.50%, due 01/31/2012	$3,000	$3,166
Cincinnati Bell, Inc., Senior Note 7.00%, due 02/15/2015	3,800	3,810
Citizens Communications Co., Senior Note–144A 6.63%, due 03/15/2015	2,200	2,197
7.13%, due 03/15/2019	2,500	2,519
Embarq Corp. 7.08%, due 06/01/2016	2,600	2,686
Qwest Corp. 7.88%, due 09/01/2011	5,000	5,325
7.50%, due 10/01/2014	2,000	2,115
7.50%, due 06/15/2023 †	2,000	2,040
Rogers Wireless, Inc., Senior Secured Note 9.63%, due 05/01/2011	1,500	1,718
Windstream Corp., Senior Note 8.63%, due 08/01/2016	2,000	2,195
Transportation & Public Utilities (0.8%)
Hertz Corp., Senior Note 8.88%, due 01/01/2014	3,000	3,233
Wholesale Trade Nondurable Goods (1.3%)
Supervalu, Inc., Senior Note 7.50%, due 11/15/2014	5,000	5,225
Total Corporate Debt Securities (cost: $352,500)		361,468
	Shares	Value
PREFERRED STOCKS (0.5%)
Holding & Other Investment Offices (0.5%)
Duke Realty Corp. REIT (a)	40,000	$1,996
Total Preferred Stocks (cost: $2,008)		1,996
COMMON STOCKS (0.0%)
Printing & Publishing (0.0%)
Golden Books Family Entertainment, Inc. ‡	63,750	— ☐
Total Common Stocks (cost: $168)		— ☐
	Principal	Value
SECURITY LENDING COLLATERAL (4.7%)
Debt (4.7%)
Bank Notes (0.3%)
Bank of America 5.31%, due 05/17/2007 *	$571	$571
5.27%, due 06/18/2007 *	571	571

	Principal	Value
Commercial Paper (1.0%)
Bear Stearns & Co. 5.31%, due 07/10/2007	$229	$229
CAFCO LLC-144A 5.29%, due 05/31/2007	221	221
Charta LLC–144A 5.30%, due 05/09/2007	152	152
5.29%, due 06/13/2007	114	114
Compass Securitization LLC–144A 5.29%, due 05/25/2007	114	114
CRC Funding LLC–144A 5.28%, due 05/16/2007	114	114
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	114	114
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007	114	114
5.28%, due 05/24/2007	114	114
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	229	229
Liberty Street–144A 5.29%, due 05/03/2007	224	224
Morgan Stanley 5.32%, due 08/01/2007	229	229
Old Line Funding LLC–144A 5.30%, due 05/15/2007	229	229
Paradigm Funding LLC–144A 5.28%, due 05/22/2007	452	452
5.30%, due 05/29/2007	114	114
5.29%, due 05/31/2007	114	114
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007	114	114
5.29%, due 05/17/2007	114	114
5.28%, due 06/01/2007	114	114
5.29%, due 06/19/2007	151	151
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	171	171
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	114	114
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	229	229
Yorktown Capital LLC 5.30%, due 05/14/2007	114	114
Euro Dollar Overnight (0.6%)
Bank of Nova Scotia 5.28%, due 05/01/2007	114	114
Citigroup 5.31%, due 05/04/2007	229	229

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 6

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Deutsche Bank 5.28%, due 05/03/2007	$229	$229
First Tennessee National Corp. 5.31%, due 05/02/2007	229	229
National Australia Bank 5.30%, due 05/01/2007	229	229
Rabobank Nederland 5.30%, due 05/01/2007	229	229
Royal Bank of Canada 5.30%, due 05/01/2007	229	229
Royal Bank of Scotland 5.29%, due 05/07/2007	114	114
Societe Generale 5.31%, due 05/01/2007	229	229
Svenska Handlesbanken 5.31%, due 05/01/2007	433	433
Euro Dollar Terms (1.7%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	229	229
Bank of Montreal 5.28%, due 05/18/2007	114	114
Bank of Nova Scotia 5.28%, due 05/09/2007	160	160
Barclays 5.29%, due 05/07/2007	229	229
5.30%, due 05/16/2007	229	229
5.29%, due 05/21/2007	114	114
5.30%, due 06/04/2007	114	114
5.29%, due 06/08/2007	229	229
Calyon 5.30%, due 05/17/2007	114	114
5.31%, due 05/24/2007	229	229
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007	343	343
5.28%, due 05/29/2007	114	114
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	228	228

	Principal	Value
Euro Dollar Terms (continued)
Deutsche Bank 5.30%, due 05/15/2007	$228	$228
Fortis Bank 5.28%, due 05/21/2007	343	343
5.28%, due 05/25/2007	343	343
5.30%, due 06/25/2007	228	228
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	343	343
Royal Bank of Scotland 5.30%, due 05/08/2007	228	228
5.30%, due 05/09/2007	114	114
5.31%, due 05/25/2007	228	228
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	114	114
Swedbank AB 5.30%, due 05/11/2007	228	228
Toronto Dominion Bank 5.28%, due 05/10/2007	228	228
UBS AG 5.28%, due 06/01/2007	228	228
5.29%, due 06/12/2007	457	457
5.29%, due 06/15/2007	343	343
5.29%, due 06/18/2007	571	571
Repurchase Agreements (1.1%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $633 on 05/01/2007	633	633
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $2,514 on 05/01/2007	2,513	2,513
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,101 on 05/01/2007	1,101	1,101
Total Security Lending Collateral (cost: $18,321)		18,321
Total Investment Securities (cost: $372,997) #		$381,785

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 7

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $17,889.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

(a)  Duke Realty Corp. REIT has a coupon rate of 7.99% until 10/01/2012, thereafter the coupon rate will be 9.99%.

‡  Non-income producing.

††  Cash collateral for the Repurchase Agreements, valued at $4,356, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

☐  Value is less than $1.

#  Aggregate cost for federal income tax purposes is $372,997. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,789 and $1,001, respectively. Net unrealized appreciation for tax purposes is $8,788.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $87,235 or 22.5% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 8

TA IDEX Transamerica High-Yield Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $372,997) (including securities loaned of $17,889)	$381,785
Cash	20,631
Receivables:
Investment securities sold	2,626
Shares of beneficial interest sold	364
Interest	7,762
Other	29
413,197
Liabilities:
Investment securities purchased	5,757
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	287
Management and advisory fees	192
Distribution and service fees	43
Transfer agent fees	13
Administration fees	6
Payable for collateral for securities on loan	18,321
Other	77
24,696
Net Assets	$388,501
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$379,805
Undistributed (accumulated) net investment income (loss)	815
Undistributed (accumulated) net realized gain (loss) from investment securities	(907)
Net unrealized appreciation (depreciation) on investment securities	8,788
Net Assets	$388,501
Net Assets by Class:
Class A	$39,559
Class B	25,823
Class C	10,653
Class I	312,466
Shares Outstanding:
Class A	4,200
Class B	2,743
Class C	1,133
Class I	32,970
Net Asset Value Per Share:
Class A	$9.42
Class B	9.41
Class C	9.40
Class I	9.48
Maximum Offering Price Per Share (a):
Class A	$9.89

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$14,509
Dividends	80
Income from loaned securities–net	43
	14,632
Expenses:
Management and advisory fees	1,136
Distribution and service fees:
Class A	73
Class B	134
Class C	54
Transfer agent fees:
Class A	32
Class B	24
Class C	10
Class I	–	(b)
Printing and shareholder reports	12
Custody fees	27
Administration fees	39
Legal fees	5
Audit fees	10
Trustees fees	8
Registration fees	21
Other	4
Total expenses	1,589
Net Investment Income (Loss)	13,043
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	3,857
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	6,169
Net Realized and Unrealized Gain (Loss) on Investment Securities	10,026
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,069

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 9

TA IDEX Transamerica High-Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$13,043	$27,863
Net realized gain (loss) from investment securities	3,857	2,550
Change in unrealized appreciation (depreciation) on investment securities	6,169	5,827
	23,069	36,240
Distributions to Shareholders:
From net investment income:
Class A	(1,363)	(2,884)
Class B	(797)	(1,848)
Class C	(325)	(734)
Class I	(10,793)	(20,919)
	(13,278)	(26,385)
Capital Share Transactions:
Proceeds from shares sold:
Class A	8,067	18,259
Class B	775	1,519
Class C	1,202	2,968
Class I	18,707	326,422
	28,751	349,168
Dividends and distributions reinvested:
Class A	911	2,129
Class B	536	1,230
Class C	186	425
Class I	10,793	20,919
	12,426	24,703
Cost of shares redeemed:
Class A	(14,231)	(314,046)
Class B	(3,673)	(12,527)
Class C	(2,324)	(8,273)
Class I	(40,075)	(81,130)
	(60,303)	(415,976)
Redemption fees:
Class A	–	– (a)
Class B	– (a)	– (a)
Class C	–	– (a)
	– (a)	– (a)
Automatic conversions:
Class A	240	242
Class B	(240)	(242)
	–	–
	(19,126)	(42,105)
Net increase (decrease) in net assets	(9,335)	(32,250)
Net Assets:
Beginning of period	397,836	430,086
End of period	$388,501	$397,836
Undistributed (accumulated) net investment income (loss)	$815	$1,050

	April 30, 2007 (unaudited)	October 31, 2006
Share Activity:
Shares issued:
Class A	865	2,011
Class B	83	168
Class C	129	328
Class I	1,987	36,198
	3,064	38,705
Shares issued–reinvested from distributions:
Class A	98	236
Class B	58	136
Class C	20	47
Class I	1,153	2,303
	1,329	2,722
Shares redeemed:
Class A	(1,524)	(35,041)
Class B	(394)	(1,382)
Class C	(250)	(914)
Class I	(4,275)	(8,925)
	(6,443)	(46,262)
Automatic conversions:
Class A	26	27
Class B	(26)	(27)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(535)	(32,767)
Class B	(279)	(1,105)
Class C	(101)	(539)
Class I	(1,135)	29,576
	(2,050)	(4,835)

(a)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 10

TA IDEX Transamerica High-Yield Bond

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(e)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$9.19	$0.30	$0.24	$0.54	$(0.31)	$–	$(0.31)	$9.42
	10/31/2006	8.97	0.61	0.19	0.80	(0.58)	–	(0.58)	9.19
	10/31/2005	9.37	0.56	(0.37)	0.19	(0.59)	–	(0.59)	8.97
	10/31/2004	9.08	0.52	0.29	0.81	(0.52)	–	(0.52)	9.37
	10/31/2003	7.93	0.57	1.16	1.73	(0.58)	–	(0.58)	9.08
	10/31/2002	9.26	0.57	(1.31)	(0.74)	(0.59)	–	(0.59)	7.93
Class B	4/30/2007	9.18	0.27	0.23	0.50	(0.27)	–	(0.27)	9.41
	10/31/2006	8.97	0.55	0.19	0.74	(0.53)	–	(0.53)	9.18
	10/31/2005	9.37	0.48	(0.37)	0.11	(0.51)	–	(0.51)	8.97
	10/31/2004	9.08	0.46	0.29	0.75	(0.46)	–	(0.46)	9.37
	10/31/2003	7.93	0.51	1.17	1.68	(0.53)	–	(0.53)	9.08
	10/31/2002	9.26	0.52	(1.32)	(0.80)	(0.53)	–	(0.53)	7.93
Class C	4/30/2007	9.17	0.27	0.24	0.51	(0.28)	–	(0.28)	9.40
	10/31/2006	8.96	0.55	0.19	0.74	(0.53)	–	(0.53)	9.17
	10/31/2005	9.36	0.47	(0.36)	0.11	(0.51)	–	(0.51)	8.96
	10/31/2004	9.08	0.46	0.28	0.74	(0.46)	–	(0.46)	9.36
	10/31/2003	8.08	0.51	1.02	1.53	(0.53)	–	(0.53)	9.08
Class I	4/30/2007	9.24	0.32	0.25	0.57	(0.33)	–	(0.33)	9.48
	10/31/2006	9.02	0.67	0.18	0.85	(0.63)	–	(0.63)	9.24
	10/31/2005	9.39	0.59	(0.37)	0.22	(0.59)	–	(0.59)	9.02

			Ratios/Supplemental Data
	For the Period Ended (e)	Total Return (c)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (a)	Net Investment Income (Loss) to Average Net Assets (a)		Portfolio Turnover Rate (b)
Class A	4/30/2007	5.92%	$39,559	1.16%	6.44%		47%
	10/31/2006	9.27	43,514	1.16	6.77	(f)	73
	10/31/2005	2.06	336,340	1.05	6.04		71
	10/31/2004	9.23	309,223	1.08	5.67		49
	10/31/2003	22.74	193,708	1.22	6.57		46
	10/31/2002	(8.48)	60,332	1.35	6.61		64
Class B	4/30/2007	5.57	25,823	1.84	5.76	(f)	47
	10/31/2006	8.53	27,753	1.83	6.12	(f)	73
	10/31/2005	1.21	37,006	1.85	5.18	(f)	71
	10/31/2004	8.52	49,422	1.72	5.05		49
	10/31/2003	21.94	51,511	1.87	5.92		46
	10/31/2002	(9.03)	31,336	2.00	5.96		64
Class C	4/30/2007	5.58	10,653	1.84	5.75		47
	10/31/2006	8.54	11,317	1.83	6.12	(f)	73
	10/31/2005	1.21	15,880	1.88	5.11	(f)	71
	10/31/2004	8.41	25,379	1.78	4.95		49
	10/31/2003	19.52	8,403	1.87	5.92		46
Class I	4/30/2007	6.26	312,466	0.65	6.95		47
	10/31/2006	9.81	315,252	0.66	7.29		73
	10/31/2005	2.33	40,860	0.66	6.60		71

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 11

TA IDEX Transamerica High-Yield Bond

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.

Class I was November 8, 2004.

(f)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 12

TA IDEX Transamerica High-Yield Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, the TA IDEX Transamerica High-Yield Bond (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $18, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 13

TA IDEX Transamerica High-Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

AEGON USA Investment Management, LLC is both the sub-adviser to the Fund and an affiliate of the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$43,076	11.09%
TA IDEX Asset Allocation– Moderate Portfolio	113,671	29.26%
TA IDEX Asset Allocation–Moderate Growth Portfolio	82,986	21.36%
Asset Allocation–Conservative Portfolio	18,894	4.86%
Asset Allocation–Moderate Growth Portfolio	32,083	8.26%
Asset Allocation–Moderate Portfolio	21,756	5.60%
Total	$312,466	80.43%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.59% of the first $400 million of ANA
0.575% of the next $350 million of ANA
0.55% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.24% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$75
Retained by Underwriter	16
Contingent Deferred Sales Charge	27

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $61 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 14

TA IDEX Transamerica High-Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $29.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $22. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$173,485
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	195,373
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, defaulted bond interest and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$4,764	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Transamerica IDEX Mutual Funds

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TA IDEX Transamerica High-Yield Bond 15

TA IDEX Transamerica High-Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 16

TA IDEX Transamerica High-Yield Bond

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica High-Yield Bond (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and AEGON USA Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2006. The Trustees noted that TFAI and the Sub-Adviser generally had achieved below-median performance, as compared to comparable funds, and expressed their dissatisfaction with the three- and five-year periods, while noting that performance had improved slightly, relative to comparable funds, over the past one- and two-year periods. The Trustees, however, favorably noted the Fund's long-term performance, which remained above median relative to peers over the ten-year period, and that certain of the Fund's investment strategies recently changed in order to provide the Fund with greater investment flexibility, leading to an improvement of the Fund's performance. The Board asked that TFAI closely monitor the Fund's performance. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are competitive with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 17

TA IDEX Transamerica High-Yield Bond (continued)

from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica High-Yield Bond 18

TA IDEX Transamerica Money Market

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,022.60	0.83%	$4.16
Hypothetical (b)	1,000.00	1,020.68	0.83	4.16
Class B
Actual	1,000.00	1,019.30	1.48	7.41
Hypothetical (b)	1,000.00	1,017.46	1.48	7.40
Class C
Actual	1,000.00	1,019.30	1.48	7.41
Hypothetical (b)	1,000.00	1,017.46	1.48	7.40
Class I
Actual	1,000.00	1,024.40	0.48	2.41
Hypothetical (b)	1,000.00	1,022.41	0.48	2.41

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS
By Maturity Distribution
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by maturity distribution of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Money Market 1

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER (83.3%)
Automotive (7.8%)
BMW US Capital LLC-144A
5.24%, due 05/17/2007	$4,150	$4,140
5.24%, due 05/18/2007	2,850	2,843
Harley-Davidson, Inc.-144A 5.23%, due 05/29/2007 3,400 3,386 5.23%, due 05/30/2007	2,000	1,992
Business Credit Institutions (1.0%)
Caterpillar Financial Services Corp. 5.24%, due 05/21/2007	1,650	1,645
Commercial Banks (27.1%)
Canadian Imperial Holdings 5.25%, due 05/04/2007 5.25%, due 05/07/2007 5.25%, due 05/22/2007	3,475 2,600 1,800	3,473 2,598 1,794
HBOS Treasury Services 5.24%, due 05/09/2007 5.25%, due 05/15/2007 5.24%, due 06/22/2007 5.24%, due 07/03/2007	2,200 2,000 1,200 2,100	2,197 1,996 1,191 2,081
Nestle Capital Corp.-144A 5.26%, due 05/03/2007	4,125	4,124
Royal Bank of Scotland 5.24%, due 05/29/2007 5.23%, due 06/04/2007	1,100 6,700	1,095 6,667
Toronto-Dominion Holdings USA, Inc.-144A 5.25%, due 05/01/2007 5.25%, due 05/02/2007 5.24%, due 05/08/2007	2,400 2,400 3,100	2,400 2,400 3,097
UBS Finance Delaware LLC 5.25%, due 05/01/2007 5.25%, due 05/04/2007 5.25%, due 05/24/2007 5.25%, due 06/01/2007 5.24%, due 06/25/2007	1,225 2,000 1,500 2,000 1,000	1,225 1,999 1,495 1,991 992
Electronic & Other Electric Equipment (4.9%)
Emerson Electric Co.-144A 5.24%, due 05/09/2007 5.24%, due 05/10/2007 5.24%, due 05/14/2007 5.25%, due 05/16/2007	1,775 2,625 1,400 2,000	1,773 2,622 1,397 1,996

	Principal	Value
Holding & Other Investment Offices (5.0%)
Prudential Funding LLC
5.24%, due 05/02/2007	$2,500	$2,500
5.24%, due 05/08/2007	2,000	1,998
5.24%, due 05/16/2007	3,350	3,343
Mortgage Bankers & Brokers (18.6%)
CAFCO LLC-144A 5.26%, due 05/07/2007 1,800 1,798 5.26%, due 05/14/2007 1,700 1,697 5.25%, due 06/08/2007 1,500 1,492 5.24%, due 06/14/2007	1,000	994
Old Line Funding Corp.-144A 5.26%, due 05/10/2007 1,350 1,348 5.26%, due 05/18/2007 1,600 1,596 5.26%, due 05/24/2007 3,250 3,239 5.25%, due 06/08/2007	1,700	1,691
Ranger Funding Co. LLC-144A 5.26%, due 05/21/2007 1,700 1,695 5.25%, due 05/31/2007 1,250 1,245 5.24%, due 06/19/2007 3,400 3,376 5.24%, due 06/26/2007	1,500	1,488
Sheffield Receivables Corp.-144A 5.27%, due 05/09/2007 1,000 999 5.27%, due 05/14/2007 3,000 2,994 5.26%, due 05/23/2007 1,450 1,445 5.26%, due 06/29/2007	2,400	2,379
Personal Credit Institutions (15.8%)
American Honda Finance Corp. 5.24%, due 05/09/2007 1,100 1,099 5.23%, due 05/30/2007 1,200 1,195 5.23%, due 05/31/2007 2,025 2,016 5.23%, due 06/12/2007	3,550	3,528
General Electric Capital Corp. 5.25%, due 06/06/2007	3,800	3,780
International Lease Finance Corp. 5.24%, due 05/10/2007	1,200	1,198
Paccar Financial Corp. 5.24%, due 05/08/2007	2,000	1,998
Toyota Motor Credit Corp. 5.24%, due 05/03/2007 2,900 2,899 5.24%, due 05/15/2007	2,950	2,944
Unilever Capital Corp.-144A 5.23%, due 05/21/2007 1,600 1,595 5.23%, due 05/23/2007	2,825	2,816

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Money Market 2

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Savings Institutions (1.2%)
Ciesco LLC-144A 5.25%, due 06/22/2007	$1,850	$1,836
Security & Commodity Brokers (1.9%)
Merrill Lynch & Co., Inc. 5.24%, due 05/01/2007 2,000 2,000 5.24%, due 05/02/2007	1,000	1,000
Total Commercial Paper (cost: $131,830)		131,830
SHORT-TERM OBLIGATIONS (16.8%)
Computer & Office Equipment (2.1%)
International Business Machines Corp. 5.35%, due 06/28/2007 *	3,300	3,300
Department Stores (1.9%)
Wal-Mart Stores, Inc. 4.38%, due 07/12/2007	3,000	2,995

	Principal	Value
Personal Credit Institutions (6.6%)
General Electric Capital Corp., Series A, MTN 3.45%, due 07/16/2007	$4,000	$3,985
International Lease Finance Corp. 3.13%, due 05/03/2007 2,600 2,600 5.63%, due 06/01/2007	3,900	3,901
Security & Commodity Brokers (6.2%)
Goldman Sachs Group, Inc. 5.48%, due 05/11/2007	5,000	5,000
Merrill Lynch & Co., Inc. 5.36%, due 08/22/2007 *	4,800	4,801
Total Short-Term Obligations (cost: $26,582)		26,582
Total Investment Securities (cost: $158,412) #		$158,412

NOTES TO SCHEDULE OF INVESTMENTS:

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

#  Aggregate cost for federal income tax purposes is $158,412.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $67,893 or 42.9% of the net assets of the Fund.

MTN  Medium-Term Note

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Money Market 3

TA IDEX Transamerica Money Market

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $158,412)	$158,412
Cash	137
Receivables:
Shares of beneficial interest sold	571
Interest	258
Other	13
159,391
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	647
Management and advisory fees	9
Distribution and service fees	63
Transfer agent fees	28
Administration fees	3
Dividends to shareholders	286
Other	52
1,088
Net Assets	$158,303
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$158,213
Undistributed (accumulated) net investment income (loss)	90
Net Assets	$158,303
Net Assets by Class:
Class A	$83,695
Class B	25,638
Class C	17,955
Class I	31,015
Shares Outstanding:
Class A	83,697
Class B	25,637
Class C	17,949
Class I	31,014
Net Asset Value Per Share:
Class A	$1.00
Class B	1.00
Class C	1.00
Class I	1.00

STATEMENT OF OPERATIONS

For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$4,720
Expenses:
Management and advisory fees	353
Distribution and service fees:
Class A	140
Class B	124
Class C	86
Transfer agent fees:
Class A	138
Class B	34
Class C	19
Class I	– (a)
Printing and shareholder reports	19
Custody fees	12
Administration fees	18
Legal fees	2
Audit fees	10
Trustees fees	4
Registration fees	43
Other	4
Total expenses	1,006
Less:
Reimbursement of class expenses:
Class A	(160)
Class B	(40)
Class C	(23)
Class I	(9)
Total reimbursed expenses	(232)
Net expenses	774
Net Investment Income (Loss)	3,946
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,946

(a)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Money Market 4

TA IDEX Transamerica Money Market

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$3,946	$5,358
	3,946	5,358
Distributions to Shareholders:
From net investment income:
Class A	(1,802)	(3,130)
Class B	(479)	(942)
Class C	(334)	(504)
Class I	(1,331)	(782)
	(3,946)	(5,358)
Capital Share Transactions:
Proceeds from shares sold:
Class A	50,413	88,535
Class B	9,671	15,370
Class C	6,670	24,772
Class I	205,221	113,779
	271,975	242,456
Dividends and distributions reinvested:
Class A	1,754	3,107
Class B	443	857
Class C	315	468
Class I	1,327	731
	3,839	5,163
Cost of shares redeemed:
Class A	(47,578)	(163,975)
Class B	(9,811)	(21,902)
Class C	(6,317)	(23,951)
Class I	(202,000)	(88,044)
	(265,706)	(297,872)
Automatic conversions:
Class A	392	246
Class B	(392)	(246)
	–	–
	10,108	(50,253)
Net increase (decrease) in net assets	10,108	(50,253)
Net Assets:
Beginning of period	148,195	198,448
End of period	$158,303	$148,195
Undistributed (accumulated) net investment income (loss)	$90	$90

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Share Activity:
Shares issued:
Class A	50,413	88,535
Class B	9,671	15,370
Class C	6,670	24,772
Class I	205,221	113,779
	271,975	242,456
Shares issued–reinvested from distributions:
Class A	1,754	3,107
Class B	443	857
Class C	315	468
Class I	1,327	731
	3,839	5,163
Shares redeemed:
Class A	(47,579)	(163,975)
Class B	(9,811)	(21,902)
Class C	(6,317)	(23,952)
Class I	(202,000)	(88,044)
	(265,707)	(297,873)
Automatic conversions:
Class A	392	246
Class B	(392)	(246)
	–	–
Net increase (decrease) in shares outstanding:
Class A	4,980	(72,087)
Class B	(89)	(5,921)
Class C	668	1,288
Class I	4,548	26,466
	10,107	(50,254)

(a)  Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Money Market 5

TA IDEX Transamerica Money Market

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (c)(f)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$1.00	0.020	$–		0.020	(0.020)	$–	(0.020)	$1.00
	10/31/2006	1.00	0.040	–		0.040	(0.040)	–	(0.040)	1.00
	10/31/2005	1.00	0.020	–	(g)	0.020	(0.020)	–	(0.020)	1.00
	10/31/2004	1.00	0.004	–		0.004	(0.004)	–	(0.004)	1.00
	10/31/2003	1.00	0.004	–		0.004	(0.004)	–	(0.004)	1.00
	10/31/2002	1.00	0.008	–		0.008	(0.008)	–	(0.008)	1.00
Class B	4/30/2007	1.00	0.020	–		0.020	(0.020)	–	(0.020)	1.00
	10/31/2006	1.00	0.030	–		0.030	(0.030)	–	(0.030)	1.00
	10/31/2005	1.00	0.020	–	(g)	0.020	(0.020)	–	(0.020)	1.00
	10/31/2004	1.00	0.001	–		0.001	(0.001)	–	(0.001)	1.00
	10/31/2003	1.00	0.001	–		0.001	(0.001)	–	(0.001)	1.00
	10/31/2002	1.00	–	–		–	–	–	–	1.00
Class C	4/30/2007	1.00	0.020	–		0.020	(0.020)	–	(0.020)	1.00
	10/31/2006	1.00	0.030	–		0.030	(0.030)	–	(0.030)	1.00
	10/31/2005	1.00	0.020	–	(g)	0.020	(0.020)	–	(0.020)	1.00
	10/31/2004	1.00	0.001	–		0.001	(0.001)	–	(0.001)	1.00
	10/31/2003	1.00	0.002	–		0.002	(0.002)	–	(0.002)	1.00
Class I	4/30/2007	1.00	0.020	–		0.020	(0.020)	–	(0.020)	1.00
	10/31/2006	1.00	0.040	–		0.040	(0.040)	–	(0.040)	1.00

		Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average
	Ended (f)	Return (b)	(000's)	Net (d)	Total (e)	Net Assets (a)
Class A	4/30/2007	2.26%	$83,695	0.83%	1.23%	4.52%
	10/31/2006	4.09	78,716	0.83	1.23	3.98
	10/31/2005	2.10	150,804	0.83	1.05	2.08
	10/31/2004	0.42	185,311	0.83	1.19	0.45
	10/31/2003	0.39	109,794	0.83	1.22	0.42
	10/31/2002	0.56	131,949	0.83	1.36	0.93
Class B	4/30/2007	1.93	25,638	1.48	1.81	3.86
	10/31/2006	3.41	25,727	1.48	1.80	3.35
	10/31/2005	1.60	31,647	1.32	1.79	1.57
	10/31/2004	0.14	40,203	1.10	1.81	0.13
	10/31/2003	0.12	54,324	1.16	1.87	0.08
	10/31/2002	0.28	81,683	1.48	2.01	0.28
Class C	4/30/2007	1.93	17,955	1.48	1.75	3.86
	10/31/2006	3.16	17,286	1.48	1.82	3.40
	10/31/2005	1.87	15,997	1.26	1.89	1.61
	10/31/2004	0.14	22,277	0.98	1.96	0.43
	10/31/2003	0.12	3,542	1.04	1.87	0.21
Class I	4/30/2007	2.44	31,015	0.48	0.51	4.89
	10/31/2006	4.30	26,466	0.48	0.51	4.39

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Money Market 6

TA IDEX Transamerica Money Market

FINANCIAL HIGHLIGHTS (continued)
(unaudited)

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(c)  Per share information is calculated based on average number of shares outstanding.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  TA IDEX Transamerica Money Market ("the Fund") commenced operations on March 1, 2002. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.

Class I was November 15, 2005.

(g)  Rounds to less than $0.001 per share.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

TA IDEX Transamerica Money Market 7

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Money Market (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: As permitted under Rule 2a-7 of the 1940 Act, the securities held by the Fund are valued on the basis of amortized cost, which approximates market value.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received no redemption fees.

Dividend distributions: Dividends to shareholders are declared daily and reinvested monthly and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.   RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$8,868	5.60%
TA IDEX Asset Allocation– Growth Portfolio	5,131	3.24%
TA IDEX Asset Allocation– Moderate Portfolio	5,500	3.47%
TA IDEX Asset Allocation– Moderate Growth Portfolio	10,314	6.52%
TA IDEX Multi-Manager Alternative Strategies Fund	1,202	0.76%
Total	$31,015	19.59%

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Money Market 8

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.40% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.48% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years. The Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2006:
Class A	$290	10/31/2009
Class B	81	10/31/2009
Class C	47	10/31/2009
Fiscal Year 2005:
Class A	334	10/31/2008
Class B	101	10/31/2008
Class C	66	10/31/2008
Fiscal Year 2004:
Class A	477	10/31/2007
Class B	145	10/31/2007
Class C	71	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$–
Retained by Underwriter	–
Contingent Deferred Sales Charge	46

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $159 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $13.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Money Market 9

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $8. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, capital loss carry forwards and dividends payable.

NOTE 4.   REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 5.   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Money Market 10

TA IDEX Transamerica Money Market

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Money Market (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Sub-Adviser had achieved acceptable investment performance, noting that the performance of the Fund was competitive relative to its peers over the past one-, two-, and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), and other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees). The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are competitive compared to its peers. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, and TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' (including TIM) service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Money Market 11

TA IDEX Transamerica Money Market (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. Although the investment advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the management fees already reflect potential economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper and the estimated profitability at current or foreseeable asset levels. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Money Market 12

TA IDEX Transamerica Science & Technology

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,071.60	1.53%	$7.86
Hypothetical (b)	1,000.00	1,017.12	1.53	7.65
Class B
Actual	1,000.00	1,069.50	2.18	11.19
Hypothetical (b)	1,000.00	1,013.98	2.18	10.89
Class C
Actual	1,000.00	1,069.70	2.18	11.19
Hypothetical (b)	1,000.00	1,013.98	2.18	10.89
Class I
Actual	1,000.00	1,076.30	0.91	4.68
Hypothetical (b)	1,000.00	1,020.28	0.91	4.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Industry
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by industry of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Science & Technology 1

TA IDEX Transamerica Science & Technology

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.2%)
Business Services (5.7%)
Akamai Technologies, Inc. ‡†	59,000	$2,601
Valueclick, Inc. ‡	54,500	1,559
Communication (1.9%)
American Tower Corp.–Class A ‡	36,500	1,387
Communications Equipment (13.1%)
Corning, Inc. ‡	46,500	1,103
Network Appliance, Inc. ‡	45,000	1,674
QUALCOMM, Inc.	62,250	2,727
Research In Motion, Ltd. ‡	30,700	4,039
Computer & Data Processing Services (24.0%)
Adobe Systems, Inc. ‡	40,000	1,662
Cerner Corp. ‡†	25,000	1,331
Electronic Arts, Inc. ‡	28,000	1,411
F5 Networks, Inc. ‡	38,500	2,956
Google, Inc.–Class A ‡	7,200	3,394
Informatica Corp. ‡	116,000	1,707
Juniper Networks, Inc. ‡	86,000	1,923
Microsoft Corp.	25,500	763
NetFlix, Inc. ‡†	78,500	1,740
Veraz Networks, Inc. ‡†	86,840	603
Computer & Office Equipment (18.3%)
Apple, Inc. ‡	56,500	5,639
EMC Corp. ‡	113,100	1,717
Logitech International SA ‡†	79,000	2,126
Nuance Communications, Inc. ‡†	133,000	2,050
Sandisk Corp. ‡†	41,500	1,803
Electronic Components & Accessories (3.5%)
Sunpower Corp.–Class A ‡†	42,400	2,573
Entertainment (1.8%)
International Game Technology	34,500	1,316
Instruments & Related Products (4.7%)
Sirf Technology Holdings, Inc. ‡†	79,000	1,917
Trimble Navigation, Ltd. ‡	53,000	1,520
Medical Instruments & Supplies (6.0%)
Intuitive Surgical, Inc. ‡†	19,000	2,464
NuVasive, Inc. ‡†	74,000	1,907
Motion Pictures (2.9%)
Macrovision Corp. ‡†	86,000	2,087

	Shares	Value
Pharmaceuticals (4.3%)
Allergan, Inc.	13,000	$1,576
Gilead Sciences, Inc. ‡	19,200	1,569
Security & Commodity Brokers (3.0%)
Chicago Mercantile Exchange †	4,300	2,222
Telecommunications (10.0%)
AT&T, Inc.	37,150	1,438
Equinix, Inc. ‡†	20,800	1,736
MetroPCS Communications, Inc. ‡†	69,300	1,944
NII Holdings, Inc. ‡†	28,000	2,149
Total Common Stocks (cost: $61,565)		72,333
	Principal	Value
SECURITY LENDING COLLATERAL (33.6%)
Debt (33.6%)
Bank Notes (2.1%)
Bank of America 5.31%, due 05/17/2007 * 5.27%, due 06/18/2007 *	$763 763	$763 763
Commercial Paper (7.3%)
Bear Stearns & Co. 5.31%, due 07/10/2007	306	306
CAFCO LLC–144A 5.29%, due 05/31/2007	296	296
Charta LLC–144A 5.30%, due 05/09/2007 5.29%, due 06/13/2007	203 153	203 153
Compass Securitization LLC–144A 5.29%, due 05/25/2007	153	153
CRC Funding LLC–144A 5.28%, due 05/16/2007	153	153
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	153	153
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007 5.28%, due 05/24/2007	153 153	153 153
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	305	305
Liberty Street–144A 5.29%, due 05/03/2007	299	299
Morgan Stanley 5.32%, due 08/01/2007	305	305
Old Line Funding LLC–144A 5.30%, due 05/15/2007	305	305

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Science & Technology

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Paradigm Funding LLC–144A 5.28%, due 05/22/2007 5.30%, due 05/29/2007 5.29%, due 05/31/2007	$604 153 153	$604 153 153
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007 5.29%, due 05/17/2007 5.28%, due 06/01/2007 5.29%, due 06/19/2007	153 153 153 201	153 153 153 201
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	229	229
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	153	153
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	305	305
Yorktown Capital LLC 5.30%, due 05/14/2007	153	153
Euro Dollar Overnight (4.2%)
Bank of Nova Scotia 5.28%, due 05/01/2007	153	153
Citigroup 5.31%, due 05/04/2007	305	305
Deutsche Bank 5.28%, due 05/03/2007	305	305
First Tennessee National Corp. 5.31%, due 05/02/2007	305	305
National Australia Bank 5.30%, due 05/01/2007	305	305
Rabobank Nederland 5.30%, due 05/01/2007	305	305
Royal Bank of Canada 5.30%, due 05/01/2007	305	305
Royal Bank of Scotland 5.29%, due 05/07/2007	153	153
Societe Generale 5.31%, due 05/01/2007	305	305
Svenska Handlesbanken 5.31%, due 05/01/2007	579	579
Euro Dollar Terms (12.2%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	305	305
Bank of Montreal 5.28%, due 05/18/2007	153	153

	Principal	Value
Euro Dollar Terms (continued)
Bank of Nova Scotia 5.28%, due 05/09/2007	$214	$214
Barclays 5.29%, due 05/07/2007 5.30%, due 05/16/2007 5.29%, due 05/21/2007 5.30%, due 06/04/2007 5.29%, due 06/08/2007	305 305 153 153 305	305 305 153 153 305
Calyon 5.30%, due 05/17/2007 5.31%, due 05/24/2007	153 305	153 305
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007 5.28%, due 05/29/2007	458 153	458 153
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	305	305
Deutsche Bank 5.30%, due 05/15/2007	305	305
Fortis Bank 5.28%, due 05/21/2007 5.28%, due 05/25/2007 5.30%, due 06/25/2007	458 458 305	458 458 305
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	458	458
Royal Bank of Scotland 5.30%, due 05/08/2007 5.30%, due 05/09/2007 5.31%, due 05/25/2007	305 153 305	305 153 305
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	153	153
Swedbank AB 5.30%, due 05/11/2007	305	305
Toronto Dominion Bank 5.28%, due 05/10/2007	305	305
UBS AG 5.28%, due 06/01/2007 5.29%, due 06/12/2007 5.29%, due 06/15/2007 5.29%, due 06/18/2007	305 611 458 763	305 611 458 763
Repurchase Agreements (7.8%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $846 on 05/01/2007	846	846

The notes to the financial statements are an integral part of this report.

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SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co. 5.21%, dated
04/30/2007 to be repurchased at
$3,359 on 05/01/2007	$3,359	$3,359
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,471 on 05/01/2007	1,471	1,471
Total Security Lending Collateral (cost: $24,483)		24,483
Total Investment Securities (cost: $86,048) #		$96,816

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $23,642.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $5,822, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $86,046. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11,966 and $1,196, respectively. Net unrealized appreciation for tax purposes is $10,770.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $4,583 or 6.3% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Science & Technology

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $86,048) (including securities loaned of $23,642)	$96,816
Cash	661
Receivables:
Shares of beneficial interest sold	3
Interest	6
Income from loaned securities	20
Dividends	7
Other	4
97,517
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	31
Management and advisory fees	45
Distribution and service fees	6
Transfer agent fees	8
Administration fees	1
Payable for collateral for securities on loan	24,483
Other	16
24,590
Net Assets	$72,927
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$62,845
Undistributed (accumulated) net investment income (loss)	(179)
Undistributed (accumulated) net realized gain (loss) from investment securities	(507)
Net unrealized appreciation (depreciation) on investment securities	10,768
Net Assets	$72,927
Net Assets by Class:
Class A	$5,239
Class B	3,946
Class C	1,721
Class I	62,021
Shares Outstanding:
Class A	1,250
Class B	987
Class C	431
Class I	14,664
Net Asset Value Per Share:
Class A	$4.19
Class B	4.00
Class C	3.99
Class I	4.23
Maximum Offering Price Per Share (a):
Class A	$4.43

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$38
Dividends (net of withholding taxes on foreign dividends of $2)	93
Income from loaned securities–net	70
201
Expenses:
Management and advisory fees	277
Distribution and service fees:
Class A	9
Class B	20
Class C	10
Transfer agent fees:
Class A	16
Class B	14
Class C	5
Printing and shareholder reports	5
Custody fees	6
Administration fees	7
Legal fees	1
Audit fees	10
Trustees fees	1
Registration fees	17
Other	2
Total expenses	400
Less:
Reimbursement of class expenses:
Class A	(9)
Class B	(9)
Class C	(2)
Total reimbursed expenses	(20)
Net expenses	380
Net Investment Income (Loss)	(179)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	–
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	5,347
Net Realized and Unrealized Gain (Loss) on Investment Securities	5,347
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,168

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Science & Technology

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(179)	$(379)
Net realized gain (loss) from investment securities	–	(509)
Change in unrealized appreciation (depreciation) on investment securities	5,347	4,065
	5,168	3,177
Distributions to Shareholders:
From net realized gains:
Class A	–	(105)
Class B	–	(81)
Class C	–	(42)
Class I	–	(839)
	–	(1,067)
Capital Share Transactions:
Proceeds from shares sold:
Class A	450	551
Class B	109	329
Class C	84	258
Class I	–	60,735
	643	61,873
Dividends and distributions reinvested:
Class A	–	103
Class B	–	76
Class C	–	37
Class I	–	839
	–	1,055
Cost of shares redeemed:
Class A	(1,215)	(63,110)
Class B	(642)	(1,611)
Class C	(538)	(1,065)
Class I	–	(3,259)
	(2,395)	(69,045)
Redemption fees:
Class A	– (b)	– (b)
Class B	–	– (b)
Class C	–	– (b)
	– (b)	– (b)
Automatic conversions:
Class A	4	7
Class B	(4)	(7)
	–	–
	(1,752)	(6,117)
Net increase (decrease) in net assets	3,416	(4,007)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Net Assets:
Beginning of period	$69,511	$73,518
End of period	$72,927	$69,511
Undistributed (accumulated) net investment income (loss)	$(179)	$–
Share Activity:
Shares issued:
Class A	110	138
Class B	28	85
Class C	21	68
Class I	–	15,252
	159	15,543
Shares issued–reinvested from distributions:
Class A	–	25
Class B	–	19
Class C	–	9
Class I	–	206
	–	259
Shares redeemed:
Class A	(298)	(15,859)
Class B	(165)	(422)
Class C	(138)	(285)
Class I	–	(794)
	(601)	(17,360)
Automatic conversions:
Class A	1	2
Class B	(1)	(2)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(187)	(15,694)
Class B	(138)	(320)
Class C	(117)	(208)
Class I	–	14,664
	(442)	(1,558)

(a)  Class I was offered for investment on November 15, 2005.

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Science & Technology

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$3.91	$(0.02)	$0.30	$0.28	$–	$–	$–	$4.19
	10/31/2006	3.82	(0.03)	0.18	0.15	–	(0.06)	(0.06)	3.91
	10/31/2005	3.80	0.03	0.02	0.05	(0.03)	–	(0.03)	3.82
	10/31/2004	3.61	(0.04)	0.23	0.19	–	–	–	3.80
	10/31/2003	2.56	(0.04)	1.09	1.05	–	–	–	3.61
	10/31/2002	3.63	(0.05)	(1.02)	(1.07)	–	–	–	2.56
Class B	4/30/2007	3.74	(0.03)	0.29	0.26	–	–	–	4.00
	10/31/2006	3.68	(0.06)	0.18	0.12	–	(0.06)	(0.06)	3.74
	10/31/2005	3.68	(0.02)	0.02	–	–	–	–	3.68
	10/31/2004	3.51	(0.06)	0.23	0.17	–	–	–	3.68
	10/31/2003	2.50	(0.06)	1.07	1.01	–	–	–	3.51
	10/31/2002	3.58	(0.08)	(1.00)	(1.08)	–	–	–	2.50
Class C	4/30/2007	3.73	(0.03)	0.29	0.26	–	–	–	3.99
	10/31/2006	3.67	(0.06)	0.18	0.12	–	(0.06)	(0.06)	3.73
	10/31/2005	3.67	(0.02)	0.02	–	–	–	–	3.67
	10/31/2004	3.51	(0.07)	0.23	0.16	–	–	–	3.67
	10/31/2003	2.45	(0.06)	1.12	1.06	–	–	–	3.51
Class I	4/30/2007	3.93	(0.01)	0.31	0.30	–	–	–	4.23
	10/31/2006	3.98	(0.01)	0.02	0.01	–	(0.06)	(0.06)	3.93

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	7.20%	$5,239	1.53%	1.86%	(0.96	)% (i)	40%
	10/31/2006	3.78	5,616	1.53	1.67	(0.72	) (i)	94
	10/31/2005	1.23	65,423	1.32	1.32	0.63	(i)	73
	10/31/2004	5.26	119,985	1.36	1.36	(1.12)		41
	10/31/2003	41.02	78,289	1.55	1.90	(1.23)		24
	10/31/2002	(29.45)	6,445	1.55	2.61	(1.40)		64
Class B	4/30/2007	6.95	3,946	2.18	2.62	(1.61)		40
	10/31/2006	3.10	4,208	2.18	2.57	(1.58	) (i)	94
	10/31/2005	0.00 (h)	5,316	2.20	2.68	(0.58	) (i)	73
	10/31/2004	4.84	6,874	1.91	1.91	(1.68)		41
	10/31/2003	40.40	7,864	2.20	2.55	(1.88)		24
	10/31/2002	(30.12)	4,348	2.20	3.26	(2.05)		64
Class C	4/30/2007	6.97	1,721	2.18	2.43	(1.61)		40
	10/31/2006	3.11	2,045	2.18	2.35	(1.57	) (i)	94
	10/31/2005	0.00 (h)	2,779	2.20	2.65	(0.51	) (i)	73
	10/31/2004	4.56	4,089	2.20	2.60	(1.94)		41
	10/31/2003	43.27	739	2.20	2.55	(1.88)		24
Class I	4/30/2007	7.63	62,021	0.91	0.91	(0.35)		40
	10/31/2006	0.12	57,642	0.92	0.92	(0.35)		94

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Science & Technology

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable periods without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.

Class I was November 15, 2005.

(h)  Rounds to less than 0.01%.

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Science & Technology 8

TA IDEX Transamerica Science & Technology

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective October 27, 2006, TA IDEX Great Companies-Technologysm changed its name to TA IDEX Transamerica Science & Technology ("the Fund") and changed its sub-advisor from Great Companies, L.L.C. ("Great Companies") to Transamerica Investment Management, LLC ("TIM").

The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2007 of $4 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $30, earned by IBT for its services.

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TA IDEX Transamerica Science & Technology

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Growth Portfolio	$16,677	22.87%
TA IDEX Asset Allocation– Moderate Portfolio	12,931	17.73%
TA IDEX Asset Allocation– Moderate Growth Portfolio	32,413	44.45%
Total	$62,021	85.05%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.78% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.18% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2006
Class A	$12	10/31/2009
Class B	19	10/31/2009
Class C	4	10/31/2009
Fiscal Year 2005
Class B	30	10/31/2008
Class C	15	10/31/2008
Fiscal Year 2004
Class C	7	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$8
Retained by Underwriter	1
Contingent Deferred Sales Charge	4

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TA IDEX Transamerica Science & Technology 10

TA IDEX Transamerica Science & Technology

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $32 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $4.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $4. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$28,341
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	27,758
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, net operating losses, distribution reclasses, capital loss carryforward and deferred compensation.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$509	October 31, 2014

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing

Transamerica IDEX Mutual Funds

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TA IDEX Transamerica Science & Technology 11

TA IDEX Transamerica Science & Technology

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

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Semi-Annual Report 2007

TA IDEX Transamerica Science & Technology 12

TA IDEX Transamerica Science & Technology

INVESTMENT ADVISORY AGREEMENT – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Science & Technology (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") to determine whether the agreement should be renewed for a one-year period. The Board noted that it had recently approved an Investment Sub-Advisory Agreement between TFAI and Transamerica Investment Management, LLC ("TIM") to appoint TIM to replace Great Companies, LLC ("Great Companies") as sub-adviser to the Fund for an initial two-year period at a meeting of the Board held on July 18 and 19, 2006. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and TIM such information as they deemed reasonably necessary to evaluate the proposed agreement. The Trustees also carefully considered the information that they had received throughout the year from TFAI, TIM and Great Companies (such as in-person presentations by TIM and Great Companies) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and Great Companies to the Fund in the past, as well as the services anticipated to be provided to the Fund by TFAI and TIM in the future. The Board concluded that TFAI is capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past; TFAI's management capabilities demonstrated with respect to the portfolios it manages, including the Fund, and the experience, capability and integrity of TFAI's senior management, financial resources and management oversight process. The Trustees also concluded that TFAI proposed to provide investment and related services that are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's future obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2006. The Board noted the Fund failed to perform competitively as compared to a peer group of funds, although the performance record of the Fund was the result of the prior sub-adviser, Great Companies, which has been replaced by TIM on August 1, 2006. The Board concluded that the change in sub-adviser was too recent to evaluate the performance of TIM and the prospects for improved performance, and determined to scrutinize the performance of TIM closely in the future with the goal of improving relative investment performance. On the basis of its assessment of the nature, extent and quality of the investment advisory services to be provided or procured by TFAI, the Board concluded that TFAI is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that performance records of TFAI indicate that its management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. The Board favorably noted that the contractual advisory fees and the total expenses of the Fund ranked in the first quintile compared to its peers. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are generally lower than industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, as well as the entirety of TFAI's and its affiliates'

Transamerica IDEX Mutual Funds

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TA IDEX Transamerica Science & Technology 13

TA IDEX Transamerica Science & Technology (continued)

service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, and TFAI and its affiliates.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedules appropriately benefits investors by permitting economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI, in the future.

Benefits (such as soft dollars) to TFAI or its affiliates from their relationship with the Fund. The Board noted that it receives quarterly reports on TIM's brokerage practices, including any "soft dollar" benefits its receives. The Board concluded that other benefits derived by TFAI, its affiliates and TIM from their relationship with the Fund are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. The Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that TIM's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that TIM is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft dollar" arrangements TIM may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of TIM. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

Transamerica IDEX Mutual Funds

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TA IDEX Transamerica Science & Technology 14

TA IDEX Transamerica Small/Mid Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,145.20	1.43%	$7.61
Hypothetical (b)	1,000.00	1,017.70	1.43	7.15
Class B
Actual	1,000.00	1,141.60	2.10	11.15
Hypothetical (b)	1,000.00	1,014.38	2.10	10.49
Class C
Actual	1,000.00	1,141.90	2.05	10.89
Hypothetical (b)	1,000.00	1,014.63	2.05	10.24
Class I
Actual	1,000.00	1,149.00	0.85	4.53
Hypothetical (b)	1,000.00	1,020.58	0.85	4.26

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Small/Mid Cap Value 1

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.0%)
Apparel Products (2.1%)
Hanesbrands, Inc. ‡	426,300	$11,336
Computer & Data Processing Services (4.8%)
Cogent, Inc. ‡†	998,615	14,021
Fair Isaac Corp.	325,000	11,606
Computer & Office Equipment (0.9%)
Hypercom Corp. ‡	864,700	5,024
Construction (8.3%)
Chemed Corp.	335,000	16,850
McDermott International, Inc. ‡	520,000	27,903
Electric Services (3.1%)
CMS Energy Corp.	900,000	16,668
Electric, Gas & Sanitary Services (4.0%)
ALLETE, Inc. †	226,666	10,973
Republic Services, Inc.	375,000	10,474
Electronic & Other Electric Equipment (7.2%)
Acuity Brands, Inc.	330,000	19,510
Genlyte Group, Inc. ‡	245,000	19,112
Holding & Other Investment Offices (12.4%)
Annaly Capital Management, Inc. REIT †	930,000	14,796
Host Hotels & Resorts, Inc. REIT †	620,000	15,897
LTC Properties, Inc. REIT	100,000	2,507
Omega Healthcare Investors, Inc. REIT	875,000	14,700
Parkway Properties, Inc. REIT	116,700	6,185
Sunstone Hotel Investors, Inc. REIT †	425,000	12,121
Western Copper Corp. ‡	238,100	421
Industrial Machinery & Equipment (1.1%)
Allis-Chalmers Corp. ‡†	300,000	5,805
Insurance (6.7%)
AMBAC Financial Group, Inc. †	140,000	12,852
HCC Insurance Holdings, Inc. †	422,500	12,954
PartnerRe, Ltd. †	140,000	10,083
Management Services (4.1%)
FTI Consulting, Inc. ‡†	600,000	22,062
Medical Instruments & Supplies (2.2%)
Orthofix International NV ‡	221,000	11,647
Metal Mining (1.2%)
Goldcorp, Inc. †	276,842	6,738
Oil & Gas Extraction (13.5%)
Aurora Oil & Gas Corp. ‡†	2,100,345	5,524
Bronco Drilling Co., Inc. ‡†	275,825	4,987
Cabot Oil & Gas Corp.	125,000	4,552

	Shares	Value
Oil & Gas Extraction (continued)
Edge Petroleum Corp. ‡†	500,000	$6,865
Helix Energy Solutions Group, Inc. ‡†	325,000	12,434
Superior Energy Services, Inc. ‡†	730,000	26,521
Todco–Class A ‡	255,150	11,599
Pharmaceuticals (0.5%)
ARIAD Pharmaceuticals, Inc. ‡†	603,300	2,781
Primary Metal Industries (1.5%)
Claymont Steel Holdings, Inc. ‡	352,835	8,158
Restaurants (1.6%)
O'Charley's, Inc. ‡	400,000	8,444
Rubber & Misc. Plastic Products (2.3%)
Jarden Corp. ‡†	290,000	12,221
Savings Institutions (0.8%)
Partners Trust Financial Group, Inc.	400,000	4,432
Telecommunications (2.6%)
Citizens Communications Co. †	900,000	14,013
Water Transportation (14.1%)
Aegean Marine Petroleum Network, Inc.	466,190	7,249
Aries Maritime Transport, Ltd. †	1,007,000	9,456
DryShips, Inc.	630,000	22,289
Genco Shipping & Trading, Ltd.	579,700	20,730
Omega Navigation Enterprises, Inc.–Class A	549,700	10,868
StealthGas, Inc.	321,500	5,112
Wholesale Trade Nondurable Goods (2.0%)
Dean Foods Co.	295,000	10,747
Total Common Stocks (cost: $371,445)		521,227
	Principal	Value
SECURITY LENDING COLLATERAL (20.1%)
Debt (20.1%)
Bank Notes (1.2%)
Bank of America
5.31%, due 05/17/2007 *	$3,369	$3,369
5.27%, due 06/18/2007 *	3,369	3,369
Commercial Paper (4.4%)
Bear Stearns & Co. 5.31%, due 07/10/2007	1,346	1,346
CAFCO LLC–144A 5.29%, due 05/31/2007	1,305	1,305
Charta LLC–144A 5.30%, due 05/09/2007 5.29%, due 06/13/2007	897 674	897 674
Compass Securitization LLC–144A 5.29%, due 05/25/2007	674	674

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Small/Mid Cap Value 2

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
CRC Funding LLC–144A
5.28%, due 05/16/2007	$674	$674
Fairway Finance Corp.–144A 5.30%, due 05/07/2007	674	674
Falcon Asset Securitization Corp.–144A 5.29%, due 05/07/2007 674 674 5.28%, due 05/24/2007	674	674
Greyhawk Funding LLC–144A 5.30%, due 05/02/2007	1,347	1,347
Liberty Street–144A 5.29%, due 05/03/2007	1,319	1,319
Morgan Stanley 5.32%, due 08/01/2007	1,347	1,347
Old Line Funding LLC–144A 5.30%, due 05/15/2007	1,347	1,347
Paradigm Funding LLC–144A 5.28%, due 05/22/2007 5.30%, due 05/29/2007 5.29%, due 05/31/2007	2,667 674 674	2,667 674 674
Ranger Funding Co. LLC–144A 5.29%, due 05/01/2007 5.29%, due 05/17/2007 5.28%, due 06/01/2007 5.29%, due 06/19/2007	674 674 674 888	674 674 674 888
Sheffield Receivables Corp.–144A 5.29%, due 05/23/2007	1,011	1,011
Three Pillars Funding LLC–144A 5.28%, due 05/24/2007	674	674
Variable Funding Capital Co. LLC–144A 5.28%, due 05/17/2007	1,347	1,347
Yorktown Capital LLC 5.30%, due 05/14/2007	674	674
Euro Dollar Overnight (2.5%)
Bank of Nova Scotia 5.28%, due 05/01/2007	674	674
Citigroup 5.31%, due 05/04/2007	1,347	1,347
Deutsche Bank 5.28%, due 05/03/2007	1,347	1,347
First Tennessee National Corp. 5.31%, due 05/02/2007	1,347	1,347
National Australia Bank 5.30%, due 05/01/2007	1,347	1,347
Rabobank Nederland 5.30%, due 05/01/2007	1,347	1,347

	Principal	Value
Euro Dollar Overnight (continued)
Royal Bank of Canada
5.30%, due 05/01/2007	$1,347	$1,347
Royal Bank of Scotland 5.29%, due 05/07/2007	674	674
Societe Generale 5.31%, due 05/01/2007	1,348	1,348
Svenska Handlesbanken 5.31%, due 05/01/2007	2,556	2,556
Euro Dollar Terms (7.3%)
BancoBilbao Vizcaya Argentaria SA 5.31%, due 05/14/2007	1,348	1,348
Bank of Montreal 5.28%, due 05/18/2007	674	674
Bank of Nova Scotia 5.28%, due 05/09/2007	943	943
Barclays 5.29%, due 05/07/2007 5.30%, due 05/16/2007 5.29%, due 05/21/2007 5.30%, due 06/04/2007 5.29%, due 06/08/2007	1,348 1,348 674 674 1,348	1,348 1,348 674 674 1,348
Calyon 5.30%, due 05/17/2007 5.31%, due 05/24/2007	674 1,348	674 1,348
Canadian Imperial Bank of Commerce 5.28%, due 05/16/2007 5.28%, due 05/29/2007	2,021 674	2,021 674
Credit Suisse First Boston Corp. 5.30%, due 05/17/2007	1,348	1,348
Deutsche Bank 5.30%, due 05/15/2007	1,348	1,348
Fortis Bank 5.28%, due 05/21/2007 5.28%, due 05/25/2007 5.30%, due 06/25/2007	2,021 2,021 1,348	2,021 2,021 1,348
HBOS Halifax Bank of Scotland 5.30%, due 06/13/2007	2,021	2,021
Royal Bank of Scotland 5.30%, due 05/08/2007 5.30%, due 05/09/2007 5.31%, due 05/25/2007	1,348 674 1,348	1,348 674 1,348
Skandinaviska Enskilda Banken AB 5.28%, due 05/15/2007	674	674
Swedbank AB 5.30%, due 05/11/2007	1,348	1,348

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Small/Mid Cap Value 3

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Toronto Dominion Bank 5.28%, due 05/10/2007	$1,348	$1,348
UBS AG 5.28%, due 06/01/2007 5.29%, due 06/12/2007 5.29%, due 06/15/2007 5.29%, due 06/18/2007	1,348 2,695 2,021 3,369	1,348 2,695 2,021 3,369
Repurchase Agreements (4.7%) ††
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $3,731on 05/01/2007	3,731	3,731

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co. 5.21%,
dated 04/30/2007 to be repurchased
at $14,824 on 05/01/2007	$14,824	$14,824
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $6,493 on 05/01/2007	6,493	6,493
Total Security Lending Collateral (cost: $108,057)		108,057
Total Investment Securities (cost: $479,502) #		$629,284

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $103,546.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $25,694, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 05/30/2007–02/01/2037, respectively.

#  Aggregate cost for federal income tax purposes is $480,599. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $157,242 and $8,557, respectively. Net unrealized appreciation for tax purposes is $148,685.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $20,216 or 3.8% of the net assets of the Fund.

REIT  Real Estate Investment Trust

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Small/Mid Cap Value 4

TA IDEX Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $479,502) (including securities loaned of $103,546)	$629,284
Cash	15,822
Receivables:
Investment securities sold	359
Shares of beneficial interest sold	586
Interest	44
Dividends	424
Other	18
646,537
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	421
Management and advisory fees	354
Distribution and service fees	85
Transfer agent fees	22
Administration fees	9
Payable for collateral for securities on loan	108,057
Other	69
109,017
Net Assets	$537,520
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$338,479
Undistributed (accumulated) net investment income (loss)	1,769
Undistributed (accumulated) net realized gain (loss) from investment securities	47,490
Net unrealized appreciation (depreciation) on investment securities	149,782
Net Assets	$537,520
Net Assets by Class:
Class A	$53,335
Class B	47,057
Class C	35,780
Class I	401,348
Shares Outstanding:
Class A	2,683
Class B	2,451
Class C	1,871
Class I	20,132
Net Asset Value Per Share:
Class A	$19.88
Class B	19.20
Class C	19.13
Class I	19.94
Maximum Offering Price Per Share (a):
Class A	$21.04

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $3)	$7,019
Interest	263
Income from loaned securities–net	207
	7,489
Expenses:
Management and advisory fees	2,241
Distribution and service fees:
Class A	86
Class B	228
Class C	159
Transfer agent fees:
Class A	54
Class B	56
Class C	31
Class I	–	(b)
Printing and shareholder reports	19
Custody fees	31
Administration fees	56
Legal fees	7
Audit fees	10
Trustees fees	12
Registration fees	33
Other	4
Total expenses	3,027
Net Investment Income (Loss)	4,462
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	48,065
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	22,261
Net Realized and Unrealized Gain (Loss) on Investment Securities	70,326
Net Increase (Decrease) in Net Assets Resulting from Operations	$74,788

(b)  Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Small/Mid Cap Value 5

TA IDEX Transamerica Small/Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$4,462	$5,153
Net realized gain (loss) from investment securities	48,065	10,807
Change in unrealized appreciation (depreciation) on investment securities	22,261	50,680
	74,788	66,640
Distributions to Shareholders:
From net investment income:
Class A	(340)	(780)
Class B	–	(88)
Class C	(64)	(40)
Class I	(6,045)	–
	(6,449)	(908)
From net realized gains:
Class A	(849)	(2,553)
Class B	(821)	(3,216)
Class C	(535)	(1,477)
Class I	(8,419)	(24,100)
	(10,624)	(31,346)
Capital Share Transactions:
Proceeds from shares sold:
Class A	8,136	21,467
Class B	2,438	9,292
Class C	6,397	12,958
Class I	14,641	435,985
	31,612	479,702
Dividends and distributions reinvested:
Class A	1,136	3,203
Class B	750	3,023
Class C	502	1,204
Class I	14,464	24,100
	16,852	31,530
Cost of shares redeemed:
Class A	(8,981)	(370,179)
Class B	(8,001)	(14,077)
Class C	(4,068)	(7,913)
Class I	(149,463)	(5,884)
	(170,513)	(398,053)
Redemption fees:
Class A	– (b)	– (b)
Class B	– (b)	1
Class C	– (b)	– (b)
	– (b)	1

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Automatic conversions:
Class A	$421	$350
Class B	(421)	(350)
	–	–
	(122,049)	113,180
Net increase (decrease) in net assets	(64,334)	147,566
Net Assets:
Beginning of period	601,854	454,288
End of period	$537,520	$601,854
Undistributed (accumulated) net investment income (loss)	$1,769	$3,756
Share Activity:
Shares issued:
Class A	444	1,238
Class B	137	556
Class C	364	774
Class I	781	25,681
	1,726	28,249
Shares issued–reinvested from distributions:
Class A	63	193
Class B	43	189
Class C	29	75
Class I	796	1,461
	931	1,918
Shares redeemed:
Class A	(492)	(21,959)
Class B	(451)	(841)
Class C	(225)	(477)
Class I	(8,229)	(358)
	(9,397)	(23,635)
Automatic conversions:
Class A	23	20
Class B	(24)	(21)
	(1)	(1)
Net increase (decrease) in shares outstanding:
Class A	38	(20,508)
Class B	(295)	(117)
Class C	168	372
Class I	(6,652)	26,784
	(6,741)	6,531

(a)  Class I was offered for investment on November 15, 2005.

(b)  Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Small/Mid Cap Value 6

TA IDEX Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations					Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$17.78	$0.12		$2.42		$2.54	$(0.13)	$(0.31)	$(0.44)	$19.88
	10/31/2006	16.69	0.28	(j)	1.96	(j)	2.24	(0.03)	(1.12)	(1.15)	17.78
	10/31/2005	14.32	0.03		2.85		2.88	(0.09)	(0.42)	(0.51)	16.69
	10/31/2004	12.94	0.04		2.56		2.60	–	(1.22)	(1.22)	14.32
	10/31/2003	9.09	(0.11)		3.96		3.85	–	–	–	12.94
	10/31/2002	10.12	(0.07)		(0.96)		(1.03)	–	–	–	9.09
Class B	4/30/2007	17.12	0.05		2.34		2.39	–	(0.31)	(0.31)	19.20
	10/31/2006	16.21	(0.01	) (j)	2.07	(j)	2.06	(0.03)	(1.12)	(1.15)	17.12
	10/31/2005	13.97	(0.11)		2.77		2.66	–	(0.42)	(0.42)	16.21
	10/31/2004	12.73	(0.06)		2.52		2.46	–	(1.22)	(1.22)	13.97
	10/31/2003	8.98	(0.17)		3.92		3.75	–	–	–	12.73
	10/31/2002	10.08	(0.19)		(0.91)		(1.10)	–	–	–	8.98
Class C	4/30/2007	17.09	0.06		2.33		2.39	(0.04)	(0.31)	(0.35)	19.13
	10/31/2006	16.18	–	(h)(j)	2.06	(j)	2.06	(0.03)	(1.12)	(1.15)	17.09
	10/31/2005	13.96	(0.12)		2.77		2.65	(0.01)	(0.42)	(0.43)	16.18
	10/31/2004	12.73	(0.01)		2.46		2.45	–	(1.22)	(1.22)	13.96
	10/31/2003	9.01	(0.18)		3.90		3.72	–	–	–	12.73
Class I	4/30/2007	17.87	0.16		2.45		2.61	(0.23)	(0.31)	(0.54)	19.94
	10/31/2006	16.84	0.18	(j)	1.97	(j)	2.15	–	(1.12)	(1.12)	17.87

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	14.52%	$53,335	1.43%	1.43%	1.29	% (i)	12%
	10/31/2006	13.97	47,014	1.39	1.39	1.61	(i)(j)	21
	10/31/2005	20.41	386,346	1.24	1.24	0.20	(i)	42
	10/31/2004	20.61	334,763	1.32	1.32	0.31		81
	10/31/2003	42.35	149,557	1.73	1.73	(1.04)		55
	10/31/2002	(10.18)	45,500	1.85	1.98	(0.88)		22
Class B	4/30/2007	14.16	47,057	2.10	2.10	0.62	(i)	12
	10/31/2006	13.21	47,007	2.10	2.10	(0.06	) (i)(j)	21
	10/31/2005	19.30	46,410	2.14	2.14	(0.70	) (i)	42
	10/31/2004	19.85	40,477	1.97	1.97	(0.43)		81
	10/31/2003	41.76	33,196	2.38	2.38	(1.69)		55
	10/31/2002	(10.91)	24,391	2.50	2.63	(1.53)		22
Class C	4/30/2007	14.19	35,780	2.05	2.05	0.71	(i)	12
	10/31/2006	13.23	29,105	2.08	2.08	(0.03	) (i)(j)	21
	10/31/2005	19.22	21,532	2.20	2.20	(0.76	) (i)	42
	10/31/2004	19.78	19,678	2.07	2.07	(0.02)		81
	10/31/2003	41.29	1,995	2.38	2.38	(1.69)		55
Class I	4/30/2007	14.90	401,348	0.85	0.85	1.78		12
	10/31/2006	13.30	478,728	0.86	0.86	1.05	(j)	21

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Small/Mid Cap Value 7

TA IDEX Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS (continued)

(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Transamerica Small/Mid Cap Value ("the Fund") commenced operations on April 2, 2001. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
    Class I was November 15, 2005.

(h)  Rounds to less than ($0.01).

(i)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

(j)  For the year ended October 31, 2006, Net Investment Income (Loss), Net Realized and Unrealized Gains (Loss), and Net Investment Income (Loss) to Average Net Assets are inclusive of adjustments to dividend income resulting from differences between estimated and actual amounts for REIT investments. The adjustments for all classes include an increase of $.02, and a decrease of $.02 to Net Investment Income (Loss) and Net Realized and Unrealized Gains (Loss), respectively. The ratio of Net Investment Income (Loss) to Average Net Assets was increased by .09%.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Small/Mid Cap Value 8

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Small/Mid Cap Value (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2007 of $29 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $89, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Small/Mid Cap Value 9

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$19,465	3.62%
TA IDEX Asset Allocation– Growth Portfolio	134,595	25.04%
TA IDEX Asset Allocation– Moderate Portfolio	70,751	13.16%
TA IDEX Asset Allocation– Moderate Growth Portfolio	176,537	32.84%
Total	$401,348	74.66%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.75% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2007.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Small/Mid Cap Value 10

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$85
Retained by Underwriter	13
Contingent Deferred Sales Charge	35

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $135 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $18.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $30. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$65,166
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	188,150
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclassifications.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

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TA IDEX Transamerica Small/Mid Cap Value 11

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

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TA IDEX Transamerica Small/Mid Cap Value 12

TA IDEX Transamerica Small/Mid Cap Value

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Small/Mid Cap Value (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board further concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved strong investment performance, noting that the performance of the Fund was competitive relative to its peers over the past one- and five-year periods and highly competitive relative to its peers over the past two- and three-year periods (although a portion of the performance track record is attributable to a predecessor sub-adviser). On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and very competitive with other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are competitive with its peers. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from

Transamerica IDEX Mutual Funds

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TA IDEX Transamerica Small/Mid Cap Value 13

TA IDEX Transamerica Small/Mid Cap Value (continued)

TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' (including TIM) service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including "soft dollar" benefits it receives. The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

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TA IDEX Transamerica Small/Mid Cap Value 14

TA IDEX Transamerica Value Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,081.10	1.55%	$8.00
Hypothetical (b)	1,000.00	1,017.11	1.55	7.75
Class B
Actual	1,000.00	1,078.70	2.20	11.34
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99
Class C
Actual	1,000.00	1,078.10	2.18	11.23
Hypothetical (b)	1,000.00	1,013.98	2.18	10.89

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2007
(unaudited)

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 1

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS •
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.0%)
U.S. Treasury Bond 8.00%, due 11/15/2021	$25	$33
U.S. Treasury Inflation Indexed Bond 2.00%, due 01/15/2016	181	179
U.S. Treasury Note 4.50%, due 03/31/2012 4.50%, due 02/15/2036	250 206	250 195
Total U.S. Government Obligations (cost: $649)		657
U.S. GOVERNMENT AGENCY OBLIGATIONS (11.4%)
Fannie Mae 5.50%, due 05/01/2035 568 562 5.00%, due 07/01/2035 607 587 5.50%, due 07/01/2036 474 468 6.00%, due 08/01/2036	649	654
Fannie Mae-Conventional Pool 5.00%, due 05/01/2018 113 112 5.50%, due 07/01/2019 618 620 6.00%, due 04/01/2033 275 279 6.00%, due 10/01/2034	146	147
Freddie Mac 5.35%, due 11/14/2011	120	120
Freddie Mac, Series 2941, Class WC 5.00%, due 10/15/2030	600	592
Freddie Mac-Gold Pool 5.00%, due 04/01/2018 204 202 5.50%, due 09/01/2018 63 63 5.50%, due 11/01/2018 126 126 6.00%, due 12/01/2033 340 345 5.50%, due 02/01/2035 477 472 5.50%, due 06/01/2035 505 501 5.00%, due 07/01/2035 221 214 5.50%, due 01/01/2036 301 298 6.00%, due 01/01/2037	692	698
Ginnie Mae-FHA/VA Pool 6.50%, due 10/15/2027 6.00%, due 06/15/2034	72 171	74 173
Total U.S. Government Agency Obligations (cost: $7,397)		7,307
MORTGAGE-BACKED SECURITIES (2.8%)
American Tower Trust, Series 2007-1A, Class C–144A 5.62%, due 04/15/2037	155	155
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.20%, due 12/01/2038	338	333

	Principal	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD, Class A4 5.32%, due 12/11/2049	$120	$119
Crown Castle Towers LLC, Series 2006-1A, Class AFX–144A 5.24%, due 11/15/2036	290	290
Morgan Stanley Capital I, Series 2006-HQ10, Class A4 5.33%, due 11/12/2041 *	332	331
SBA CMBS Trust, Series 2006-1A, Class A–144A 5.31%, due 11/15/2036	250	251
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4 5.57%, due 10/15/2048 *	323	327
Total Mortgage-Backed Securities (cost: $1,812)		1,806
CORPORATE DEBT SECURITIES (10.7%)
Agriculture (0.1%)
Michael Foods, Inc. 8.00%, due 11/15/2013	90	93
Automotive Service Stations (0.1%)
Petro Stopping Centers, LP / Petro Financial Corp. 9.00%, due 02/15/2012	70	73
Business Credit Institutions (0.3%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	200	214
Commercial Banks (1.7%)
ICICI Bank, Ltd., Series B–144A 5.90%, due 01/12/2010 *	214	215
Lloyds TSB Group PLC–144A 6.27%, due 11/14/2016 (a)(b)	180	179
PartnerRe Finance II 6.44%, due 12/01/2066 (b)	85	85
Shinsei Finance Cayman, Ltd.–144A 6.42%, due 07/20/2016 (a)(b)	85	86
Suntrust Preferred Capital I 5.85%, due 12/15/2011 (a)(b)	85	86
USB Capital IX 6.19%, due 04/15/2011 (a)(b)	180	185
Wachovia Capital Trust III 5.80%, due 03/15/2011 (a)(b)	75	76
ZFS Finance USA Trust I–144A 6.45%, due 12/15/2065 (b)	180	182
Communication (0.2%)
Comcast Corp. 7.05%, due 03/15/2033	95	103

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 2

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS • (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Construction (0.3%)
DR Horton, Inc., Senior Note 5.38%, due 06/15/2012	$180	$173
Department Stores (0.2%)
Neiman-Marcus Group, Inc. 9.00%, due 10/15/2015	100	110
Electric Services (0.6%)
PPL Capital Funding, Guaranteed Note 6.70%, due 03/30/2067 (b)	105	105
PSEG Funding Trust 5.38%, due 11/16/2007	250	250
Food & Kindred Products (0.6%)
Archer-Daniels-Midland Co. 5.38%, due 09/15/2035	100	93
Bunge, Ltd., Finance Corp. 4.38%, due 12/15/2008	270	266
Food Stores (0.3%)
Albertson's, Inc. 7.50%, due 02/15/2011	78	82
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	100	103
Holding & Other Investment Offices (0.9%)
Ameriprise Financial, Inc. 7.52%, due 06/01/2066 (b)	160	174
iStar Financial, Inc. REIT 4.88%, due 01/15/2009	375	372
Hotels & Other Lodging Places (0.3%)
Las Vegas Sands Corp. 6.38%, due 02/15/2015	100	97
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, due 05/01/2007	100	100
Insurance (0.4%)
Oil Insurance, Ltd.–144A 7.56%, due 06/30/2011 (a)(b)	100	105
St. Paul Travelers Cos. (The), Inc. 6.75%, due 06/20/2036	140	153
Life Insurance (0.5%)
Genworth Financial, Inc., Subordinated Note 6.15%, due 11/15/2066 (b)	117	116
Prudential Financial, Inc. 5.75%, due 07/15/2033	195	191
Lumber & Other Building Materials (0.1%)
CRH America, Inc. 5.30%, due 10/15/2013	100	98

	Principal	Value
Metal Mining (0.1%)
Vale Overseas, Ltd., Guaranteed Note 6.25%, due 01/23/2017	$65	$67
Mortgage Bankers & Brokers (0.2%)
Idearc, Inc., Senior Note–144A 8.00%, due 11/15/2016	20	21
ILFC E-Capital Trust II–144A 6.25%, due 12/21/2065 (b)	105	108
Oil & Gas Extraction (0.3%)
Husky Oil, Ltd. 8.90%, due 08/15/2028 (b)	100	104
PetroHawk Energy Corp., Senior Note 9.13%, due 07/15/2013	100	107
Paper & Allied Products (0.3%)
Celulosa Arauco y Constitucion SA 8.63%, due 08/15/2010	171	187
Petroleum Refining (0.1%)
Enterprise Products Operating, LP 8.38%, due 08/01/2066 (b)	80	89
Printing & Publishing (0.1%)
News America Holdings, Inc. 7.75%, due 12/01/2045	65	74
Radio & Television Broadcasting (0.2%)
Chancellor Media Corp. 8.00%, due 11/01/2008	100	103
Real Estate (0.3%)
Post Apartment Homes, LP 6.30%, due 06/01/2013	171	177
Restaurants (0.1%)
Aramark Corp., Senior Note–144A 8.50%, due 02/01/2015	90	94
Security & Commodity Brokers (1.2%)
BNP U.S. Funding LLC–144A 7.74%, due 12/05/2007 (a)(b)	250	253
E*Trade Financial Corp. 8.00%, due 06/15/2011	50	53
JP Morgan Chase Capital XVIII 6.95%, due 08/17/2036	170	182
Nuveen Investments, Inc. 5.00%, due 09/15/2010	200	198
Western Union Co. (The) 5.93%, due 10/01/2016	80	81
Telecommunications (0.2%)
Nextel Communications, Inc., Series D 7.38%, due 08/01/2015	100	103

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 3

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS • (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Transportation & Public Utilities (0.2%)
Hertz Corp., Senior Subordinated Note 10.50%, due 01/01/2016	$100	$114
Water Transportation (0.8%)
Carnival Corp. 3.75%, due 11/15/2007	380	377
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	135	148
Total Corporate Debt Securities (cost: $6,777)		6,805
	Shares	Value
COMMON STOCKS (71.4%)
Amusement & Recreation Services (1.0%)
Disney (Walt) Co. (The)	17,800	$623
Apparel Products (1.1%)
Hanesbrands, Inc. ‡	26,200	697
Business Services (0.4%)
Fannie Mae	4,500	265
Chemicals & Allied Products (1.4%)
Colgate-Palmolive Co.	7,000	474
Praxair, Inc.	7,000	452
Commercial Banks (8.3%)
Bank of America Corp.	31,256	1,591
Citigroup, Inc.	32,540	1,745
PNC Financial Services Group, Inc.	10,000	741
Wachovia Corp.	16,700	928
Wells Fargo & Co.	9,000	323
Computer & Data Processing Services (7.0%)
Microsoft Corp.	150,000	4,491
Electric Services (0.4%)
Dominion Resources, Inc.	3,000	274
Electronic & Other Electric Equipment (1.4%)
General Electric Co.	24,000	885
Food & Kindred Products (4.4%)
Altria Group, Inc.	30,400	2,095
Kraft Foods, Inc.–Class A	21,037	704
Holding & Other Investment Offices (1.6%)
Plum Creek Timber Co., Inc. REIT	10,000	397
Rayonier, Inc. REIT	15,000	651
Insurance (1.1%)
American International Group, Inc.	10,000	699
Life Insurance (0.6%)
Genworth Financial, Inc.–Class A	10,000	365

	Shares	Value
Lumber & Wood Products (0.3%)
Louisiana-Pacific Corp.	9,000	$177
Mining (0.6%)
Fording Canadian Coal Trust	15,000	361
Motion Pictures (5.9%)
Time Warner, Inc.	183,000	3,775
Oil & Gas Extraction (2.0%)
Anadarko Petroleum Corp.	11,000	513
Chesapeake Energy Corp.	7,500	253
EOG Resources, Inc.	7,000	514
Paper & Allied Products (0.6%)
Kimberly-Clark Corp.	5,000	356
Petroleum Refining (8.2%)
BP PLC, ADR	25,050	1,686
Exxon Mobil Corp.	14,000	1,111
Marathon Oil Corp.	12,750	1,295
Murphy Oil Corp.	8,500	471
Valero Energy Corp.	9,500	667
Pharmaceuticals (11.2%)
Bristol-Myers Squibb Co.	105,000	3,030
Merck & Co., Inc.	49,000	2,521
Pfizer, Inc.	60,000	1,588
Railroads (1.8%)
Union Pacific Corp.	10,000	1,142
Savings Institutions (3.6%)
Washington Mutual, Inc.	55,000	2,309
Security & Commodity Brokers (6.7%)
AllianceBernstein Holding, LP	40,000	3,638
Raymond James Financial, Inc.	21,450	658
Telecommunications (0.5%)
Sprint Nextel Corp.	15,000	300
Tobacco Products (1.3%)
Loews Corp.- Carolina Group	11,000	842
Total Common Stocks (cost: $32,851)		45,607
Total Investment Securities (cost: $49,486) #		$62,182
	Contracts w	Value
WRITTEN OPTIONS (-0.6%)
Covered Call Options (-0.4%)
Altria Group Inc.	84	$(18)
Call Strike $95.00
Expires 09/22/2007
Altria Group Inc. Call Strike $100.00 Expires 01/19/2008	100	(16)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 4

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS • (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Contracts w	Value
Covered Call Options (continued)
EOG Resources, Inc.	70	$(23)
Call Strike $75.00
Expires 07/21/2007
Exxon Mobil Corp. Call Strike $80.00 Expires 07/21/2007	60	(16)
Genworth Financial, Inc.–Class A Call Strike $35.00 Expires 06/16/2007	80	(18)
Loews Corp. Call Strike $80.00 Expires 09/22/2007	40	(10)
Louisiana-Pacific Corp. Call Strike $22.50 Expires 08/18/2007	90	(4)
Murphy Oil Corp. Call Strike $60.00 Expires 07/21/2007	100	(11)
Plum Tree Timber Call Strike $40.00 Expires 08/18/2007	100	(15)
PNC Financial Services Group, Inc. Call Strike $80.00 Expires 08/18/2007	40	(3)
Praxair, Inc. Call Strike $70.00 Expires 07/21/2007	70	(3)
Raymond James Call Strike $30.00 Expires 08/18/2007	110	(24)
Rayonier, Inc. Call Strike $45.00 Expires 08/18/2007	120	(14)
Sprint Nextel Call Strike $20.00 Expires 08/18/2007	150	(21)
Union Pacific Corp. Call Strike $110.00 Expires 08/18/2007	30	(28)
Put Options (-0.2%)
American International Group, Inc. Put Strike $55.00 Expires 01/19/2008	190	(6)
Bank of America Put Strike $45.00 Expires 08/18/2007	31	(1)

	Contracts w	Value
Put Options (continued)
Chesapeake Energy	200	$(1)
Put Strike $27.50
Expires 07/12/2007
Cia Vale Do Rio Doce Put Strike $25.00 Expires 06/16/2007	500	(2)
Cia Vale Do Rio Doce Put Strike $27.50 Expires 09/22/2007	200	(3)
Cisco Systems, Inc. Put Strike $15.00 Expires 01/19/2008	350	(2)
Citigroup, Inc. Put Strike $42.50 Expires 09/22/2007	30	— ☐
Colgate-Palmolive Co. Put Strike $65.00 Expires 08/18/2007	50	(4)
Dominion Resources, Inc. Put Strike $75.00 Expires 01/19/2008	60	(4)
Duke Energy Corp. Put Strike $17.50 Expires 01/19/2008	350	(10)
Fannie Mae Put Strike $55.00 Expires 06/16/2007	170	(11)
Fannie Mae Put Strike $50.00 Expires 09/22/2007	40	(3)
Fording Canadian Coal Trust Put Strike $20.00 Expires 09/22/2007	150	(5)
Jefferies Group, Inc. Put Strike $25.00 Expires 07/21/2007	200	(7)
Pfizer, Inc. Put Strike $20.00 Expires 01/19/2008	313	(5)
Schering-Plough Corp. Put Strike $20.00 Expires 01/19/2008	250	(2)
Valero Energy Corp. Put Strike $47.50 Expires 09/22/2007	40	(1)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 5

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS • (continued)
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Contracts w	Value
Put Options (continued)
Vodafone Group PLC	125	$(6)
Put Strike $25.00
Expires 10/20/2007
Vodafone Group PLC Put Strike $22.50 Expires 10/20/2007	125	(2)
Vodafone Group PLC Put Strike $22.50 Expires 01/17/2009	425	(43)
Washington Mutual, Inc. Put Strike $40.00 Expires 01/19/2008	150	(30)
Total Written Options (premiums: $565)		$(372)

NOTES TO SCHEDULE OF INVESTMENTS:

•  Substantially all of the Fund's securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.

*  Floating or variable rate note. Rate is listed as of April 30, 2007.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2007.

‡  Non-income producing.

w  Contract amounts are not in thousands.

☐  Value is less than $1.

#  Aggregate cost for federal income tax purposes is $49,568. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,839 and $225, respectively. Net unrealized appreciation for tax purposes is $12,614.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $1,939 or 3.0% of the net assets of the Fund.

ADR  American Depositary Receipt

FHA  Federal Housing Administration

REIT  Real Estate Investment Trust

VA  Veterans Affairs

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 6

TA IDEX Transamerica Value Balanced

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $49,486)	$62,182
Cash	2,221
Receivables: Shares of beneficial interest sold	44
Interest	184
Dividends	65
Other	15
64,711
Liabilities:
Investment securities purchased	155
Accounts payable and accrued liabilities: Shares of beneficial interest redeemed	121
Management and advisory fees	39
Distribution and service fees	36
Transfer agent fees	17
Administration fees	1
Written options (premiums $565)	372
Other	45
786
Net Assets	$63,925
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$49,535
Undistributed (accumulated) net investment income (loss)	269
Undistributed (accumulated) net realized gain (loss) from investment securities and written options	1,232
Net unrealized appreciation (depreciation) on: Investment securities	12,696
Written option contracts	193
Net Assets	$63,925
Net Assets by Class:
Class A	$32,432
Class B	19,869
Class C	11,624
Shares Outstanding:
Class A	2,339
Class B	1,439
Class C	842
Net Asset Value Per Share:
Class A	$13.86
Class B	13.81
Class C	13.80
Maximum Offering Price Per Share (a):
Class A	$14.67

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$684
Interest	484
1,168
Expenses:
Management and advisory fees	238
Distribution and service fees:
Class A	56
Class B	100
Class C	57
Transfer agent fees:
Class A	44
Class B	33
Class C	13
Printing and shareholder reports	16
Custody fees	11
Administration fees	6
Legal fees	1
Audit fees	10
Trustees fees	1
Registration fees	17
Other	1
Total expenses	604
Less:
Reimbursement of class expenses:
Class A	(4)
Class B	(8)
Total reimbursed expenses	(12)
Net expenses	592
Net Investment Income (Loss)	576
Net Realized Gain (Loss) from:
Investment securities	2,208
Written option contracts	374
2,582
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	1,781
Written option contracts	(30)
1,751
Net Realized and Unrealized Gain (Loss) on Investment Securities and Written Options Contracts	4,333
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,909

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 7

TA IDEX Transamerica Value Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$576	$999
Net realized gain (loss) from investment securities and written options	2,582	3,329
Change in unrealized appreciation (depreciation) on investment securities and written options	1,751	4,745
	4,909	9,073
Distributions to Shareholders:
From net investment income:
Class A	(274)	(608)
Class B	(120)	(274)
Class C	(70)	(148)
	(464)	(1,030)
From net realized gains:
Class A	(898)	(474)
Class B	(563)	(346)
Class C	(319)	(175)
	(1,780)	(995)
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,564	2,465
Class B	1,300	1,016
Class C	789	1,075
	3,653	4,556
Dividends and distributions reinvested:
Class A	1,151	1,057
Class B	645	592
Class C	378	311
	2,174	1,960
Cost of shares redeemed:
Class A	(5,286)	(8,605)
Class B	(2,334)	(6,283)
Class C	(1,334)	(3,221)
	(8,954)	(18,109)
Redemption fees:
Class A	– (a)	– (a)
Class B	– (a)	– (a)
Class C	– (a)	– (a)
	– (a)	– (a)
Automatic conversions:
Class A	970	1,363
Class B	(970)	(1,363)
	–	–
	(3,127)	(11,593)
Net increase (decrease) in net assets	(462)	(4,545)
Net Assets:
Beginning of period	64,387	68,932
End of period	$63,925	$64,387
Undistributed (accumulated) net investment income (loss)	$269	$157

	April 30, 2007 (unaudited)	October 31, 2006
Share Activity:
Shares issued:
Class A	115	195
Class B	97	82
Class C	58	86
	270	363
Shares issued–reinvested from distributions:
Class A	87	85
Class B	49	48
Class C	29	25
	165	158
Shares redeemed:
Class A	(392)	(689)
Class B	(175)	(502)
Class C	(99)	(258)
	(666)	(1,449)
Automatic conversions:
Class A	72	109
Class B	(72)	(109)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(118)	(300)
Class B	(101)	(481)
Class C	(12)	(147)
	(231)	(928)

(a)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 8

TA IDEX Transamerica Value Balanced

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2007	$13.30	$0.14	$0.91	$1.05	$(0.11)	$(0.38)	$(0.49)	$13.86
	10/31/2006	11.95	0.23	1.54	1.77	(0.24)	(0.18)	(0.42)	13.30
	10/31/2005	12.11	0.24	0.69	0.93	(0.25)	(0.84)	(1.09)	11.95
	10/31/2004	11.49	0.18	0.61	0.79	(0.17)	–	(0.17)	12.11
	10/31/2003	9.69	0.18	1.83	2.01	(0.21)	–	(0.21)	11.49
	10/31/2002	11.67	0.18	(1.65)	(1.47)	(0.16)	(0.35)	(0.51)	9.69
Class B	4/30/2007	13.25	0.10	0.92	1.02	(0.08)	(0.38)	(0.46)	13.81
	10/31/2006	11.91	0.15	1.53	1.68	(0.16)	(0.18)	(0.34)	13.25
	10/31/2005	12.07	0.17	0.68	0.85	(0.17)	(0.84)	(1.01)	11.91
	10/31/2004	11.46	0.10	0.61	0.71	(0.10)	–	(0.10)	12.07
	10/31/2003	9.69	0.11	1.80	1.91	(0.14)	–	(0.14)	11.46
	10/31/2002	11.66	0.11	(1.65)	(1.54)	(0.08)	(0.35)	(0.43)	9.69
Class C	4/30/2007	13.25	0.10	0.91	1.01	(0.08)	(0.38)	(0.46)	13.80
	10/31/2006	11.91	0.15	1.53	1.68	(0.16)	(0.18)	(0.34)	13.25
	10/31/2005	12.07	0.17	0.69	0.86	(0.18)	(0.84)	(1.02)	11.91
	10/31/2004	11.46	0.11	0.60	0.71	(0.10)	–	(0.10)	12.07
	10/31/2003	9.71	0.12	1.77	1.89	(0.14)	–	(0.14)	11.46

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2007	8.11%	$32,432	1.55%	1.58%	2.13	%(h)	17%
	10/31/2006	15.09	32,666	1.55	1.63	1.84	(h)	42
	10/31/2005	7.79	32,934	1.55	1.59	2.03	(h)	57
	10/31/2004	6.99	37,393	1.55	1.63	1.50		122
	10/31/2003	21.04	11,832	1.55	2.20	1.75		50
	10/31/2002	(13.20)	11,020	1.55	1.89	1.56		82
Class B	4/30/2007	7.87	19,869	2.20	2.28	1.49	(h)	17
	10/31/2006	14.28	20,405	2.20	2.28	1.20	(h)	42
	10/31/2005	7.13	24,072	2.20	2.27	1.39	(h)	57
	10/31/2004	6.23	29,409	2.20	2.30	0.81		122
	10/31/2003	19.98	13,744	2.20	2.85	1.10		50
	10/31/2002	(13.72)	12,038	2.20	2.54	0.91		82
Class C	4/30/2007	7.81	11,624	2.18	2.18	1.50	(h)	17
	10/31/2006	14.33	11,316	2.20	2.20	1.19	(h)	42
	10/31/2005	7.18	11,926	2.16	2.16	1.43	(h)	57
	10/31/2004	6.31	14,285	2.20	2.39	0.78		122
	10/31/2003	19.73	530	2.20	2.86	1.10		50

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 9

TA IDEX Transamerica Value Balanced

FINANCIAL HIGHLIGHTS (continued)
(unaudited)

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Transamerica Value Balanced commenced operations on October 1, 1995. The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Ratio of Net Investment Income (Loss) to Average Net Assets are inclusive of Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B and Class C, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 10

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Value Balanced (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus and statement of additional information, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class I is currently uninvested. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2007 was paying an interest rate of 3.59%.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2007 of $2 are included in net realized gains in the Statement of Operations.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 11

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

possibility of an illiquid market; and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

The underlying face amounts of open option contracts at April 30, 2007 are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Balance at October 31, 2006	$608	5,994
Sales	495	4,477
Expirations	(374)	(3,726)
Exercised	(164)	(1,552)
Balance at April 30, 2007	$565	5,193

*  Contracts not in thousands

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2007, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") is the Fund's distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2007, the underwriter commissions were as follows:

Received by Underwriter	$24
Retained by Underwriter	4
Contingent Deferred Sales Charge	8

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The fund paid TFS $85 for the six months ended April 30, 2007.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 12

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2007, to $16.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the six months ended April 30, 2007, the amount related to the Emeritus Plan was $4. As of April 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2007 were as follows:

Purchases of securities:
Long-Term	$6,431
U.S. Government	4,205
Proceeds from maturities and sales of securities:
Long-Term	8,452
U.S. Government	5,668

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, excess distributions and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$1,100	October 31, 2010

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 13

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the Fund's fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 14

TA IDEX Transamerica Value Balanced

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Value Balanced (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company industry and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same. The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund's operations and performed in a competent, professional manner.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund against a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2006. The Trustees concluded that TFAI and the Sub-Adviser had generally achieved strong investment performance, noting that the performance of the Fund was very competitive compared to its peers over the past one-, two- and three-year periods, and competitive compared to its peers over the past five-year period, although it performed below the median compared to its peers over the past ten-year period. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board also carefully considered TFAI's pricing strategy. The Board noted that, although the management fees and total expense ratio of the Fund are higher than average compared to its peers, the Fund had recently achieved strong performance compared to peer funds. Also, the Board requested that Management attempt to lower the Fund's advisory and sub-advisory fees during the upcoming year. On the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 15

TA IDEX Transamerica Value Balanced (continued)

the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' (including TIM) service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that it receives quarterly reports on the Sub-Adviser's brokerage practices, including "soft dollar" benefits it receives. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft dollar" arrangements are consistent with applicable law, including "best execution" requirements in particular. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintain the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI's expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services. The Board also considered the long-term prospects of the Fund.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2007

TA IDEX Transamerica Value Balanced 16

TA IDEX AllianceBernstein International Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,154.90	0.94%	$5.02
Hypothetical(b)	1,000.00	1,020.13	0.94%	4.71

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2007 (unaudited)

Europe	67.2%
North America	4.6%
Pacific Rim	28.2%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.1%)
Australia (4.4%)
BHP Billiton, Ltd.	82,300	$2,021
Goodman Fielder, Ltd.	175,600	351
Macquarie Airports	858,032	2,842
National Australia Bank, Ltd.	148,200	5,304
QBE Insurance Group, Ltd.	176,079	4,523
Zinifex, Ltd.	254,500	3,506
Austria (1.3%)
OMV AG	30,300	1,935
Voestalpine AG	49,100	3,334
Belgium (1.3%)
Fortis	123,500	5,589
Bermuda (0.0%)
Kerry Properties, Ltd.	97	—	(☐)
Canada (4.0%)
EnCana Corp.	70,000	3,680
Gerdau AmeriSteel Corp.	226,700	2,790
Husky Energy, Inc.	32,300	2,474
ING Canada, Inc.	37,566	1,657
IPSCO, Inc.	1	—	(☐)
Methanex Corp.	76,500	1,831
Nexen, Inc.	1	—	(☐)
Royal Bank of Canada	25,685	1,344
Teck CominCo, Ltd.-Class B	36,500	2,777
Denmark (0.7%)
Carlsberg AS-Class B	24,900	2,805
Finland (0.5%)
Nokia Oyj(‡)	87,300	2,223
France (13.8%)
Air France-KLM	77,800	3,990
BNP Paribas	67,820	7,928
Cap Gemini SA	26,200	1,997
Credit Agricole SA	125,785	5,335
Michelin (C.G.D.E.)-Class B	39,000	4,994
Renault SA	70,800	9,249
Sanofi-Aventis	78,600	7,239
Societe Generale-Class A	35,020	7,480
Total SA	127,700	9,491
Germany (10.5%)
Allianz AG	24,500	5,574
BASF AG	66,200	7,899
DaimlerChrysler AG	21,500	1,757
Deutsche Lufthansa AG	160,600	4,835
Deutsche Telekom AG	77,500	1,415
E.ON AG	46,400	6,986
Epcos AG	30,200	648
Fresenius Medical Care AG	6,500	980
Muenchener Rueckversicherungs AG	43,800	7,836
RWE AG	43,540	4,612
TUI AG(†)	46,500	1,284
Greece (0.4%)
Public Power Corp.	57,000	1,503
Hong Kong (0.4%)
Sino Land Co.	845,615	1,790
Italy (3.7%)
Buzzi Unicem SpA	80,900	2,613
ENI-Ente Nazionale Idrocarburi SpA	239,500	7,985
Fondiaria-Sai SpA	49,600	2,572
Italcementi SpA	72,400	2,331
Japan (21.8%)
Aisin Seiki Co., Ltd.	56,200	1,848
Alps Electric Co., Ltd.	163,800	1,692

Canon, Inc.	65,550	3,677
Cosmo Oil Co., Ltd.	84,000	350
Dainippon Ink & Chemical, Inc.	190,000	712
EDION Corp.	134,400	1,862
Honda Motor Co., Ltd.	132,900	4,564
Isuzu Motors, Ltd.	659,000	3,462
Itochu Corp.	250,000	2,461
JFE Holdings, Inc.	116,300	6,392
Kyushu Electric Power Co., Inc.	91,400	2,574
Mitsubishi Chemical Holdings Corp.	133,500	1,074
Mitsubishi Corp.	83,700	1,784
Mitsubishi Tokyo Financial Group, Inc.	113	1,175
Mitsui Chemicals, Inc.	333,000	2,763
Mitsui O.S.K. Lines, Ltd.	335,000	4,221
Namco Bandai Holdings, Inc.	126,000	2,047
Nippon Mining Holdings, Inc.	259,000	2,080
Nippon Telegraph & Telephone Corp.	989	4,910
Nippon Yusen Kabushiki Kaisha	229,000	1,969
Nissan Motor Co., Ltd.	339,800	3,417
Oki Electric Industry Co., Ltd.(‡)(†)	309,000	531
ORIX Corp.(a)	21,240	5,662
Rengo Co., Ltd.	69,000	370
Seiko Epson Corp.	55,900	1,693
Sharp Corp.	229,000	4,202
Sony Corp.	22,600	1,202
Sumitomo Mitsui Financial Group, Inc.	645	5,634
Tokyo Electric Power Co. (The), Inc.	112,800	3,748
Toshiba Corp.	638,000	4,750
Toyota Motor Corp.	132,900	8,071
Netherlands (8.7%)
ABN AMRO Holding NV	105,960	5,196
Arcelor Mittal	114,647	6,208
Corporate Express	114,000	1,543
European Aeronautic Defense and Space Co.	113,190	3,664
ING Groep NV	198,200	9,099
Koninklijke BAM Groep NV(†)	93,900	2,503
Royal Dutch Shell PLC -Class A	120,230	4,205
Royal KPN NV	107,100	1,827
Wolters Kluwer NV	73,200	2,176
Singapore (0.4%)
Neptune Orient Lines, Ltd.	637,000	1,509
Spain (1.5%)
Banco Santander Central Hispano SA	67,300	1,211
Repsol YPF SA	151,600	5,015
Sweden (2.0%)
Electrolux AB-Class B	75,300	1,976
Nordea Bank AB	184,500	3,212
Svenska Cellulosa AB-Class B	60,800	3,149
Switzerland (3.6%)
Credit Suisse Group	100,000	7,910
Novartis AG	26,240	1,532
Xstrata PLC	106,370	5,618
United Kingdom (16.1%)
AstraZeneca PLC	88,600	4,855
Aviva PLC	368,500	5,826
BAE Systems PLC	471,700	4,311
Barclays PLC	472,000	6,867
BHP Billiton PLC	72,000	1,626
BP PLC	365,700	4,136
British American Tobacco PLC	65,800	2,041
Centrica PLC	381,500	2,960
GlaxoSmithKline PLC	100,000	2,898
Greene King PLC	93,900	2,021
HBOS PLC	296,580	6,423
Home Retail Group	232,000	2,121

Marstons PLC	231,200	1,995
Royal & Sun Alliance Insurance Group PLC	659,161	2,187
Royal Bank of Scotland Group PLC	210,600	8,129
Vodafone Group PLC	3,086,312	8,857
Total Common Stocks (cost: $323,553)		397,012

	Principal	Value
SECURITY LENDING COLLATERAL (0.7%)
Debt (0.7%)
Bank Notes (0.1%)
Bank of America
5.31%, due 05/17/2007(*)	83	83
5.27%, due 06/18/2007(*)	83	83
Commercial Paper (0.1%)
Bear Stearns & Co.
5.31%, due 07/10/2007	33	33
CAFCO LLC-144A
5.29%, due 05/31/2007	32	32
Charta LLC-144A
5.30%, due 05/09/2007	22	22
5.29%, due 06/13/2007	16	16
Compass Securitization LLC-144A
5.29%, due 05/25/2007	16	16
CRC Funding LLC-144A
5.28%, due 05/16/2007	16	16
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	16	16
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	16	16
5.28%, due 05/24/2007	16	16
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	33	33
Liberty Street-144A
5.29%, due 05/03/2007	32	32
Morgan Stanley
5.32%, due 08/01/2007	33	33
Old Line Funding LLC-144A
5.30%, due 05/15/2007	33	33
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	66	66
5.30%, due 05/29/2007	16	16
5.29%, due 05/31/2007	17	17
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	17	17
5.29%, due 05/17/2007	17	17
5.28%, due 06/01/2007	17	17
5.29%, due 06/19/2007	22	22
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	25	25
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	17	17
Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	33	33
Yorktown Capital LLC
5.30%, due 05/14/2007	17	17
Euro Dollar Overnight (0.1%)
Bank of Nova Scotia
5.28%, due 05/01/2007	17	17
Citigroup
5.31%, due 05/04/2007	33	33
Deutsche Bank
5.28%, due 05/03/2007	33	33
First Tennessee National Corp.
5.31%, due 05/02/2007	33	33

National Australia Bank
5.30%, due 05/01/2007	33	33
Rabobank Nederland
5.30%, due 05/01/2007	33	33
Royal Bank of Canada
5.30%, due 05/01/2007	33	33
Royal Bank of Scotland
5.29%, due 05/07/2007	17	17
Societe Generale
5.31%, due 05/01/2007	33	33
Svenska Handlesbanken
5.31%, due 05/01/2007	63	63
Euro Dollar Terms (0.2%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	33	33
Bank of Montreal
5.28%, due 05/18/2007	17	17
Bank of Nova Scotia
5.28%, due 05/09/2007	23	23
Barclays
5.29%, due 05/07/2007	33	33
5.30%, due 05/16/2007	33	33
5.29%, due 05/21/2007	17	17
5.30%, due 06/04/2007	17	17
5.29%, due 06/08/2007	33	33
Calyon
5.30%, due 05/17/2007	17	17
5.31%, due 05/24/2007	33	33
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	50	50
5.28%, due 05/29/2007	17	17
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	33	33
Deutsche Bank
5.30%, due 05/15/2007	33	33
Fortis Bank
5.28%, due 05/21/2007	50	50
5.28%, due 05/25/2007	50	50
5.30%, due 06/25/2007	33	33
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	50	50
Royal Bank of Scotland
5.30%, due 05/08/2007	33	33
5.30%, due 05/09/2007	17	17
5.31%, due 05/25/2007	33	33
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	17	17
Swedbank AB
5.30%, due 05/11/2007	33	33
Toronto Dominion Bank
5.28%, due 05/10/2007	33	33
UBS AG
5.28%, due 06/01/2007	33	33
5.29%, due 06/12/2007	66	66
5.29%, due 06/15/2007	50	50
5.29%, due 06/18/2007	83	83
Repurchase Agreements (0.2%)(††)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $92 on 05/01/2007	92	92
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $365 on 05/01/2007	365	365
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $160 on 05/01/2007	160	160
Total Security Lending Collateral (cost: $2,659)		2,659
Total Investment Securities (cost: $326,212)(#)		$399,671

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)           Non-income producing.

(†)           At April 30, 2007, all or a portion of this security is on loan (see Note 1).  The value at April 30, 2007, of all securities on loan is $2,467.

(a)           Passive Foreign Investment Company.

(*)           Floating or variable rate note. Rate is listed as of April 30, 2007.

(††)         Cash collateral for the Repurchase Agreements, valued at $632, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(☐)         Value is less than $1.

(#)           Aggregate cost for federal income tax purposes is $327,163.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $78,418 and $5,910, respectively.  Net unrealized appreciation for tax purposes is $72,508.

DEFINITIONS:

144A      144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2007, these securities aggregated $495 or 0.1% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	17.2%	$72,314
Oil & Gas Extraction	9.2%	38,492
Automotive	7.3%	30,520
Insurance	6.7%	27,987
Electric Services	4.7%	19,423
Primary Metal Industries	4.5%	18,724
Telecommunications	4.1%	17,009
Pharmaceuticals	4.0%	16,523
Chemicals & Allied Products	3.4%	14,279
Metal Mining	3.3%	13,923
Business Credit Institutions	2.9%	12,086
Air Transportation	2.8%	11,668
Electronic Components & Accessories	2.7%	11,292
Life Insurance	2.7%	11,286
Aerospace	1.9%	7,975
Water Transportation	1.8%	7,699
Computer & Office Equipment	1.7%	6,913
Rubber & Misc. Plastic Products	1.2%	4,994
Stone, Clay & Glass Products	1.2%	4,944
Beer, Wine & Distilled Beverages	1.2%	4,800
Petroleum Refining	1.1%	4,485
Wholesale Trade Durable Goods	1.0%	4,245
Paper & Allied Products	0.8%	3,519
Electronic & Other Electric Equipment	0.8%	3,177
Gas Production & Distribution	0.7%	2,960
Communications Equipment	0.7%	2,754
Engineering & Management Services	0.6%	2,503
Printing & Publishing	0.5%	2,176
Department Stores	0.5%	2,121
Amusement & Recreation Services	0.5%	2,047
Tobacco Products	0.5%	2,041
Beverages	0.5%	2,021
Computer & Data Processing Services	0.5%	1,997
Radio, Television & Computer Stores	0.5%	1,862
Motor Vehicles, Parts & Supplies	0.4%	1,848
Real Estate	0.4%	1,791
Holding & Other Investment Offices	0.3%	1,284
Medical Instruments & Supplies	0.2%	979
Food & Kindred Products	0.1%	351
Investment Securities, at value	95.1%	397,012
Short-Term Investments	0.7%	2,659
Total Investment Securities	95.8%	$399,671

TA IDEX Bjurman, Barry Micro Emerging Growth

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,058.30	1.19%	$6.07
Hypothetical(b)	1,000.00	1,018.89	1.19%	5.96

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2007 (unaudited)

Basic Materials	1.3%
Communications	17.1
Consumer Cyclical	13.2
Consumer Non-Cyclical	20.1
Energy	3.2
Financial	5.0
Industrial	20.1
Technology	20.0
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.0%)
Aerospace (0.9%)
Kaman Corp.-Class A	24,800	$615
Apparel & Accessory Stores (2.9%)
Charlotte Russe Holding, Inc.(‡)	33,100	905
JOS A. Bank Clothiers, Inc.(‡)	28,500	1,101
Automotive (1.6%)
Spartan Motors, Inc.	38,700	1,102
Beverages (3.3%)
Boston Beer Co., Inc.-Class A(‡)	26,300	847
Jones Soda Co.(‡)	32,300	794
National Beverage Corp.(‡)	42,300	658
Business Services (3.8%)
COMSYS IT Partners, Inc.(‡)	63,100	1,436
Icon PLC, Sponsored ADR(‡)	26,000	1,220
Commercial Banks (0.9%)
Cass Information Systems, Inc.	19,899	652
Communication (1.8%)
Lodgenet Entertainment Corp.(‡)	37,100	1,264
Communications Equipment (6.7%)
C-COR, Inc.(‡)	96,700	1,191
Standard Microsystems Corp.(‡)	28,600	917
Syntax-Brillian Corp.(‡)	163,100	1,165
Tessco Technologies, Inc.(‡)	48,150	1,372
Computer & Data Processing Services (13.6%)
HMS Holdings Corp.(‡)	70,500	1,562
Interwoven, Inc.(‡)	54,214	828
JDA Software Group, Inc.(‡)	49,500	881
Opnet Technologies, Inc.(‡)	58,600	659
Smith Micro Software, Inc.(‡)	42,500	675
Stratasys, Inc.(‡)	29,500	1,402
TheStreet.com, Inc.	44,600	450
Vasco Data Security International(‡)	92,300	1,974
Vocus, Inc.(‡)	44,800	1,008
Computer & Office Equipment (1.5%)
Sigma Designs, Inc.(‡)	44,100	1,033
Construction (2.0%)
Matrix Service Co.(‡)	33,800	825
Team, Inc.(‡)	17,000	585
Electrical Goods (0.5%)
Tyler Technologies, Inc.(‡)	28,200	337
Electronic Components & Accessories (6.2%)
Advanced Energy Industries, Inc.(‡)	50,000	1,225
Atheros Communications, Inc.(‡)	47,700	1,278
Ceradyne, Inc.(‡)	20,000	1,177
Ultra Clean Holdings(‡)	42,400	621
Fabricated Metal Products (3.4%)
Dynamic Materials Corp.(‡)	39,700	1,312
Smith & Wesson Holding Corp.(‡)	73,700	1,011
Food & Kindred Products (0.5%)
Imperial Sugar Co.	11,300	336
Health Services (2.7%)
LHC Group, Inc.(‡)	38,100	975
Sun Healthcare Group, Inc.(‡)	73,500	922
Holding & Other Investment Offices (1.4%)
Cherokee, Inc.	20,900	960
Industrial Machinery & Equipment (4.8%)
Astec Industries, Inc.(‡)	31,500	1,282
Axcelis Technologies, Inc.(‡)	136,400	1,043
Fuel-Tech, Inc.(‡)	39,200	986
Instruments & Related Products (6.6%)
Bruker BioSciences Corp.(‡)	127,550	1,468
II-VI, Inc.(‡)	16,300	442
K-Tron International, Inc.(‡)	14,000	1,163

Mesa Laboratories, Inc.	29,300	559
Movado Group, Inc.	28,900	951
Insurance (3.4%)
CNA Surety Corp.(‡)	14,000	289
Darwin Professional Underwriters, Inc.(‡)	42,100	1,093
Mercer Insurance Group, Inc.	27,400	512
National Interstate Corp.	18,800	450
Management Services (4.3%)
Greenfield Online, Inc.(‡)	29,700	486
Huron Consulting Group, Inc.(‡)	20,500	1,241
Omnicell, Inc.(‡)	55,300	1,269
Manufacturing Industries (0.6%)
LJ International, Inc.(‡)	40,700	399
Medical Instruments & Supplies (2.1%)
Avigen, Inc.(‡)	107,400	714
Bovie Medical Corp.(‡)	100,000	755
Metal Mining (1.3%)
Hecla Mining Co.(‡)	104,600	922
Oil & Gas Extraction (2.0%)
Arena Resources, Inc.(‡)	29,100	1,366
Pharmaceuticals (4.1%)
Allscripts Healthcare Solutions, Inc.(‡)	41,600	1,100
Bradley Pharmaceuticals, Inc.(‡)	19,700	387
Parexel International Corp.(‡)	33,400	1,312
Primary Metal Industries (3.3%)
Brush Engineered Materials, Inc.(‡)	32,700	1,570
Superior Essex, Inc.(‡)	20,300	725
Retail Trade (3.3%)
Ezcorp, Inc.(‡)	53,700	814
GSI Commerce, Inc.(‡)	39,500	873
PC Connection, Inc.(‡)	46,000	590
Stone, Clay & Glass Products (1.8%)
Apogee Enterprises, Inc.	52,000	1,252
Storage (0.6%)
Extra Space Storage, Inc. REIT	21,300	399
Telecommunications (2.7%)
Cbeyond Communications, Inc.(‡)	37,600	1,308
Eschelon Telecom, Inc.(‡)	18,100	530
Water Transportation (2.4%)
Gulfmark Offshore, Inc.(‡)	14,900	714
Navios Maritime Holdings, Inc.	104,100	911
Wholesale Trade Durable Goods (2.0%)
Houston Wire & Cable Co.(‡)	46,600	1,374
Total Common Stocks (cost: $59,170)		68,524

Total Investment Securities (cost: $59,170)(#)		$68,524

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)          Non-income producing.

(#)         Aggregate cost for federal income tax purposes is $59,195.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,840 and $1,511, respectively.  Net unrealized appreciation for tax purposes is $9,329.

DEFINITIONS:

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

TA IDEX BlackRock Global Allocation

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,090.50	0.85%	$4.41
Hypothetical(b)	1,000.00	1,020.58	0.85%	4.26

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April, 2007 (unaudited)

Africa	0.1%
Asia	2.6%
Eastern Europe	0.1%
Europe	15.8%
Latin America	0.3%
North America	58.1%
Other	3.7%
Pacific Rim	16.6%
South America	2.7%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (20.3%)(❖)
United States (20.3%)
U.S. Treasury Bond
2.38%, due 01/15/2027		$2,295	$2,312
U.S. Treasury Inflation Indexed Bond
0.88%, due 04/15/2010		5,075	4,913
2.38%, due 04/15/2011(d)		15,376	15,588
1.88%, due 07/15/2015(d)		4,629	4,529
2.00%, due 01/15/2016		10,625	10,471
2.50%, due 07/15/2016		13,739	14,107
U.S. Treasury Note
3.50%, due 05/31/2007		1,000	999
4.38%, due 12/31/2007		700	697
4.88%, due 04/30/2008		600	600
4.00%, due 06/15/2009		500	494
4.88%, due 05/31/2011		5,650	5,726
4.63%, due 02/29/2012		6,975	7,007
4.25%, due 11/15/2014		3,750	3,670
4.50%, due 11/15/2015		5,525	5,481
5.13%, due 05/15/2016		3,100	3,213
4.88%, due 08/15/2016		3,100	3,157
4.63%, due 11/15/2016		2,750	2,748
4.63%, due 02/15/2017		4,588	4,586
Total U.S. Government Obligations (cost: $89,537)			90,298
FOREIGN GOVERNMENT OBLIGATIONS (4.7%)
Brazil (0.8%)
Republic of Brazil Credit Linked Note (JPMorgan Chase & Co.)
6.00%, due 08/15/2010(a)		1,750	1,386
6.00%, due 08/15/2010(b)		2,040	1,616
Zero Coupon, due 08/16/2010(b)		800	634
Canada (0.4%)
Canada Government
4.00%, due 09/01/2010	CAD	2,150	1,939
Germany (1.6%)
Federal Republic of Germany
4.00%, due 07/04/2016	EUR	5,200	7,017
Malaysia (0.6%)
Malaysia Government
8.60%, due 12/01/2007	MYR	3,500	1,053
3.87%, due 04/13/2010	MYR	700	207
3.76%, due 04/28/2011	MYR	5,100	1,507
Netherlands (0.4%)
Kingdom of the Netherlands
3.75%, due 07/15/2014	EUR	1,200	1,597
New Zealand (0.1%)
New Zealand Government
4.50%, due 02/15/2016	NZD	400	401
Poland (0.2%)
Republic of Poland
3.00%, due 08/24/2016	PLN	2,987	1,087
Sweden (0.3%)
Kingdom of Sweden
4.00%, due 12/01/2008	SEK	7,000	1,268
United Kingdom (0.3%)
United Kingdom
4.25%, due 03/07/2011	GBP	700	1,347
Total Foreign Government Obligations (cost: $19,358)			21,059
ASSET-BACKED SECURITIES (0.1%)
Cayman Islands (0.1%)
Latitude Collateralize Loan Obligation, Ltd., Series 2005-1A, Class SUB-144A
Zero Coupon, due 12/15/2017(a)(¡)		200	191
Total Asset-Backed Securities (cost: $191)			191

CORPORATE DEBT SECURITIES (9.0%)
Brazil (0.2%)
Cosan SA Industria e Comercio Reg S
9.00%, due 11/01/2009		898	960
Canada (0.2%)
Rogers Wireless Communications, Inc.
8.48%, due 12/15/2010(*)		370	377
Rogers Wireless, Inc., Senior Note
7.63%, due 12/15/2011	CAD	500	502
Cayman Islands (0.8%)
ASIF II, Series E, (MTN)
1.20%, due 03/20/2008	JPY	90,000	755
Chaoda Modern Agriculture Reg S
7.75%, due 02/08/2010		1,583	1,605
Cosan Finance, Ltd.-144A
7.00%, due 02/01/2017(a)		90	89
Hutchison Whampoa International, Ltd., Guaranteed Note, Reg S
5.45%, due 11/24/2010		1,194	1,202
France (0.8%)
ERAP, Series E
3.38%, due 04/25/2008	EUR	1,250	1,693
Unedic
3.50%, due 09/18/2008	EUR	1,250	1,690
Germany (0.7%)
Kreditanstalt fuer Wiederaufbau
4.25%, due 07/04/2014	EUR	1,500	2,052
Norddeutsche Landesbank Girozentrale, Series E
0.45%, due 01/19/2009	JPY	150,000	1,247
India (0.4%)
Reliance Communication, Ltd.
Zero coupon, due 05/10/2011		300	371
Reliance Communications, Ltd.
Zero Coupon, due 03/01/2012		300	320
Tata Motors, Ltd.
1.00%, due 04/27/2011		750	915
Japan (0.2%)
Bank of Kyoto Ltd. (The)
1.90%, due 09/30/2009	JPY	44,000	806
Malaysia (0.1%)
Johor Corp.
1.00%, due 07/31/2009	MYR	1,925	630
Supra National (0.4%)
European Investment Bank, Series E
Zero Coupon, due 05/01/2008	BRL	4,000	1,770
Taiwan (0.0%)
Shin Kong Financial Holding Co., Ltd.
Zero Coupon, due 06/17/2009		20	22
United States (5.2%)
Calpine Corp.-144A
Zero Coupon, due 07/15/2013(a)(e)		2,142	2,271
DAX Index Linked Note (Eksportfinans ASA)
Zero Coupon, due 10/19/2007(c)		1,400	1,659
Dow Jones EURO STOXX 50 Index Linked Note (JPMorgan Chase & Co.)
Zero Coupon, due 06/17/2008(d)		2,225	2,387
Fannie Mae
5.40%, due 02/01/2008		842	843
General Electric Capital Corp.
0.69%, due 01/15/2010(*)	JPY	204,000	1,706
Gold-Linked Notes (UBS AG)
Zero Coupon, due 04/23/2008(e)		480	548
Zero Coupon, due 04/28/2008(e)		490	567
Zero Coupon, due 05/27/2008(e)		480	524

Zero Coupon, due 06/18/2008(e)	500	537
Zero Coupon, due 06/19/2008(e)	510	549
Zero Coupon, due 07/11/2008(e)	510	571
Gold-Linked Notes (UBS AG)-144A
Zero Coupon, due 07/09/2008(a)(e)	520	558
McMoRan Exploration Co.
5.25%, due 10/06/2011	370	384
Nabi Biopharmaceuticals
2.88%, due 04/15/2025	80	71
Preferred Term Securities XXIV, Ltd. Linked Note,(FTN Financial Capital Markets)-144A
Zero Coupon, due 03/22/2037(a)(g)	350	333
Preferred Term Securities XXV, Ltd. (FTN Financial Capital Markets)
Zero Coupon, due 06/22/2037	175	176
S&P 500 Index Linked Note (Morgan Stanley)
Zero Coupon, due 07/07/2008(h)	6,595	6,249
TOPIX Index Linked Note, (Rabobank Nederland New York Branch)
Zero Coupon, due 01/28/2008(f)	3,250	2,992
Total Corporate Debt Securities (cost: $39,004)		39,931
CONVERTIBLE BOND (1.3%)
Bermuda (0.1%)
Hongkong Land CB 2005, Ltd.
2.75%, due 12/21/2012	200	269
Noble Group, Ltd.
0.90%, due 04/20/2009	70	99
Cayman Islands (0.1%)
Chaoda Modern Agriculture
Zero coupon, due 05/08/2011	2,710	429
YTL Power Finance Cayman, Ltd.
Zero Coupon, due 05/09/2010	200	228
Hong Kong (0.0%)
Brilliance China Finance, Ltd.
Zero Coupon, due 06/07/2011	160	181
Gujarat NRE Coke, Ltd.
Zero Coupon, due 04/12/2011	100	96
Housing Development Finance Corp.
Zero Coupon, due 09/27/2010	400	534
India (0.3%)
Punj Lloyd, Ltd.
Zero coupon, due 04/08/2011	500	500
Malaysia (0.6%)
Berjaya Land Berhad
8.00%, due 08/15/2011	640	189
Feringghi Capital, Ltd.
Zero Coupon, due 12/22/2009	600	681
IOI Capital
Zero coupon, due 12/18/2011	200	225
IOI Investment Berhad
Zero Coupon, due 09/18/2009	40	99
Rafflesia Capital, Ltd.
1.25%, due 10/04/2011	1,100	1,250
Resorts World Berhad
Zero Coupon, due 09/19/2008	380	137
Singapore (0.1%)
CapitaLand, Ltd.
2.10%, due 11/15/2016	250	221
Keppel Land, Ltd.
2.55%, due 06/23/2013	200	202
United States (0.0%)
Cell Genesys, Inc., Senior Note
3.13%, due 11/01/2011	70	60
Virgin Islands (0.1%)
Beijing Enterprises Investment, Ltd.
Zero Coupon, due 12/21/2010	345	479
Total Convertible Bond (cost: $5,248)		5,879

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
United States (0.2%)
Fannie Mae	8	811
Total Convertible Preferred Stocks (cost: $736)		811

PREFERRED STOCKS (0.7%)
Brazil (0.2%)
All America Latina Logistica SA	29,000	342
Cia Brasileira de Distribuicao Grupo Pao de Acucar(‡)	3,278,500	105
Usinas Siderurgicas de Minas Gerais SA-Class A	6,300	295
United States (0.5%)
Goldman Sachs Group, Inc.	2,225,000	2,400
Total Preferred Stocks (cost: $2,637)		3,142

COMMON STOCKS (55.3%)
Australia (1.1%)
BHP Billiton, Ltd.	32,000	786
Coca-Cola Amatil, Ltd.	21,900	173
Great Southern Plantations, Ltd.	33,800	57
Macquarie Airports	94,000	311
Macquarie Bank, Ltd.	10,900	789
Macquarie Infrastructure Group(i)	244,200	770
Newcrest Mining, Ltd.	10,200	197
Rio Tinto, Ltd.	10,500	724
Transurban Group	87,675	587
Woodside Petroleum, Ltd.	10,800	354
Zinifex, Ltd.	20,800	287
Austria (0.0%)
Telekom Austria AG	3,500	99
Belgium (0.5%)
AGFA-Gevaert NV	14,597	354
RHJ International(‡)	57,500	1,161
RHJ International-144A	26,600	537
Bermuda (1.0%)
Accenture, Ltd.-Class A	300	12
Axis Capital Holdings, Ltd.	400	15
Cheung Kong Infrastructure Holdings, Ltd.	104,000	374
Endurance Specialty Holdings, Ltd.	18,100	677
Everest Re Group, Ltd.	900	91
Foster Wheeler, Ltd.(‡)	23,300	1,604
IPC Holdings, Ltd.	10,000	300
Platinum Underwriters Holdings, Ltd.	7,700	263
RenaissanceRe Holdings, Ltd.	5,000	271
Tyco International, Ltd.	19,700	643
Weatherford International, Ltd.(‡)	4,700	247
Brazil (1.3%)
Cia Energetica de Minas Gerais, ADR	3,100	161
Cia Vale do Rio Doce-Class A, ADR	17,400	595
Companhia de Saneamento de Minas Gerais	13,300	171
Cosan SA Industria e Comercio(‡)	10,200	204
Datasul SA	24,000	270
Gafisa SA	9,300	131
Localiza Rent A CAR	17,400	178
Obrascon Huarte Lain Brasil SA	12,600	194
Petroleo Brasileiro SA, ADR	37,400	3,543
Uniao de Bancos Brasileiros SA, GDR	1,800	175
Vivo Participacoes SA, ADR	52,500	239
Canada (1.4%)
Alamos Gold, Inc.(‡)	44,500	269
Barrick Gold Corp.	7,795	219
BCE, Inc.	600	20

Canadian Natural Resources, Ltd.	3,500	209
Canadian Pacific Railway, Ltd.	22,800	1,450
Kinross Gold Corp.(‡)	109,319	1,460
Nortel Networks Corp.(‡)	22,300	510
Peak Gold, Ltd.(‡)	82,000	59
Peak Gold, Ltd. Warrants, Expires 4/03/2012	41,000	15
Petro-Canada	7,100	317
Rogers Communications, Inc.-Class B	28,400	1,084
Saskatchewan Wheat Pool(‡)	23,400	176
Sun Life Financial, Inc.	200	9
Suncor Energy, Inc.	5,800	467
Talisman Energy, Inc.	4,500	86
Cayman Islands (1.1%)
ACE, Ltd.	15,200	904
Chaoda Modern Agriculture	633,900	527
GlobalSantaFe Corp.	10,350	662
Noble Corp.	2,300	194
Transocean, Inc.(‡)	2,900	250
Vietnam Enterprise Investments, Ltd.(‡)	429,000	622
XL Capital, Ltd.-Class A	20,000	1,560
Chile (0.1%)
Banco Santander Chile SA, ADR	10,300	509
Enersis SA, Chile, Sponsored ADR	8,100	153
China (0.7%)
China Communications Services Corp., Ltd.(‡)	9,300	6
China Life Insurance Co., Ltd., ADR	5,733	266
China Shenhua Energy Co., Ltd.-Class H	443,300	1,107
Hainan Meilan International Airport Co., Ltd.(‡)	93,400	51
Jiangsu Express	123,400	106
Ping An Insurance Group Co. of China, Ltd.	29,200	156
Shanghai Electric Group Corp.-Class H	423,600	184
Xiamen International Port Co., Ltd.-Class H(‡)	482,800	149
Yanzhou Coal Mining Co., Ltd.	912,500	932
Denmark (0.2%)
Danske Bank A/S	15,131	712
Finland (0.2%)
Fortum Oyj	24,165	754
France (1.7%)
Alcatel-Lucent Sponsored ADR	6,000	79
AXA	17,356	804
BNP Paribas	7,984	933
Electricite de France	8,749	765
France Telecom SA	31,000	913
Renault SA	6,862	896
Sanofi-Aventis	4,317	398
Societe Generale-Class A	4,345	928
Total SA	16,570	1,232
Vallourec	2,325	641
Germany (1.8%)
Allianz AG	4,573	1,040
BASF AG	4,984	595
Bayer AG	14,818	1,019
Bayerische Motoren Werke AG	10,781	667
Deutsche Post AG	20,288	702
E.ON AG	5,195	782
Hochtief AG	5,455	577
Muenchener Rueckversicherungs AG	2,927	524
RWE AG	8,523	903
Siemens AG	9,328	1,136
Hong Kong (1.0%)
Beijing Enterprises Holdings, Ltd.	479,600	1,251
Cheung Kong Holdings, Ltd.(i)	38,500	502
Denway Motors, Ltd.	172,000	69
Hutchison Whampoa, Ltd.	81,000	784
Lenovo Group, Ltd.	557,000	224

Shanghai Industrial Holdings, Ltd.	50,100	132
Sun Hung Kai Properties, Ltd.	46,300	544
Tianjin Development Holdings	368,500	308
Wharf Holdings, Ltd.	125,000	463
Hungary (0.1%)
Mol Magyar Olaj- es Gazipari Rt.	3,997	487
India (2.0%)
Ambuja Cements, Ltd.	107,200	307
Bajaj Auto, Ltd.	3,900	231
Container Corp. of India	10,600	533
Dish TV India, Ltd.(‡)	75,474	196
Hindustan Lever, Ltd.	5,500	27
Hindustan Petroleum Corp.	6,450	42
Housing Development Finance Corp.	13,000	524
Infosys Technologies, Ltd.	16,500	821
Karnataka Bank, Ltd.	23,000	94
Reliance Capital, Ltd.	4,950	86
Reliance Communication, Ltd.(‡)	53,400	619
Reliance Energy, Ltd.	6,525	81
Reliance Industries, Ltd.	107,000	4,053
Reliance Natural Resources, Ltd.(‡)	120,400	75
State Bank of India, Ltd.	12,400	333
Wockhardt, Ltd.	4,800	50
ZEE Entertainment Enterprises, Ltd.	131,260	937
Ireland (0.3%)
Allied Irish Banks PLC	21,460	653
CRH PLC	20,400	898
Israel (0.2%)
ECI Telecom, Ltd.(‡)	65,600	548
Ectel, Ltd.(‡)	4,795	17
Teva Pharmaceutical Industries, Ltd., ADR	7,023	269
Italy (0.7%)
ENI-Ente Nazionale Idrocarburi SpA	30,108	1,004
Intesa Sanpaolo SpA(‡)	101,575	857
Telecom Italia SpA RNC	194,140	477
UniCredito Italiano SpA(i)	92,435	956
Japan (5.9%)
Aioi Insurance Co., Ltd.	171,100	1,159
Ajinomoto Co., Inc.	24,600	303
Asahi Glass Co., Ltd.	23,600	317
Bank of Yokohama, Ltd. (The)	42,000	307
Canon, Inc.	17,100	959
Coca-Cola Central Japan Co., Ltd.	23	179
Coca-Cola West Japan Co., Ltd.	37,071	808
Credit Saison Co., Ltd.	10,500	298
Daikin Industries, Ltd.	2,900	98
East Japan Railway Co.	70	568
Fukuoka Financial Group, Inc.(‡)	53,700	409
Hokkaido Coca-Cola Bottling Co., Ltd.	12,000	73
Honda Motor Co., Ltd.	6,600	227
House Foods Corp.	4,000	68
Japan Tobacco, Inc.	125	610
JGC Corp.	29,500	453
Kinden Corp.	35,000	331
Kirin Brewery Co., Ltd.	23,000	348
Kubota Corp.	49,600	469
Mikuni Coca-Cola Bottling Co., Ltd.	21,800	230
Millea Holdings, Inc.	59,100	2,190
Ministop Co., Ltd.	3,200	57
Mitsubishi Corp.	40,800	870
Mitsubishi Rayon Co., Ltd.	34,000	236
Mitsubishi Tokyo Financial Group, Inc.	30	312
Mitsui Sumitomo Insurance Co., Ltd.	159,000	1,973
Murata Manufacturing Co., Ltd.	9,500	700
Nipponkoa Insurance Co., Ltd.	143,900	1,197

Nomura Holdings, Inc.	11,700	224
NTT DoCoMo, Inc.	735	1,251
NTT Urban Development Corp.	155	368
Okinawa Cellular Telephone Co.	14	41
Okumura Corp.	97,400	543
Rinnai Corp.	5,200	143
Sekisui House, Ltd.	22,500	332
Seven & I Holdings Co., Ltd.	26,100	752
Shin-Etsu Chemical Co., Ltd.	12,400	800
Shinsei Bank, Ltd.	44,000	190
Sumitomo Chemical Co., Ltd.	91,800	606
Sumitomo Mitsui Financial Group, Inc.	65	568
Suzuki Motor Corp.	45,100	1,282
Tadano, Ltd.	1,200	16
Takeda Pharmaceutical Co., Ltd.	22,500	1,458
Tanabe Seiyaku Co., Ltd.	16,000	207
Toho Co., Ltd.	21,600	424
Tokyo Gas Co., Ltd.	154,100	774
Toyota Industries Corp.	12,500	589
Malaysia (0.7%)
British American Tobacco Malaysia Berhad	34,000	457
IOI Corp. Berhad	127,000	937
Malakoff Berhad	20,500	62
Maxis Communications Berhad	92,400	351
PLUS Expressways Berhad	78,300	70
Telekom Malaysia Berhad	76,000	240
Tenaga Nasional Berhad	243,657	812
Mexico (0.3%)
Fomento Economico Mexicano SAB, Sponsored ADR	4,900	528
Grupo Televisa SA, Sponsored ADR	32,800	920
Netherland Antilles (0.2%)
Schlumberger, Ltd.	14,200	1,048
Netherlands (0.4%)
Arcelor Mittal	11,947	647
European Aeronautic Defense and Space Co.	21,000	680
Royal Dutch Shell PLC- Class A, ADR	4,200	291
New Zealand (0.1%)
Contact Energy, Ltd.	23,500	159
Telecom Corp. of New Zealand, Ltd.	41,100	147
Norway (0.4%)
Orkla ASA	48,655	784
Statoil ASA	22,665	643
Telenor ASA	10,000	187
Singapore (1.3%)
Capitaland, Ltd.	178,025	996
Fraser and Neave, Ltd.	177,000	629
Keppel Corp., Ltd.	86,100	1,212
Keppel Land, Ltd.	78,600	458
MobileOne, Ltd.	216,700	319
Oversea-Chinese Banking Corp.	55,000	326
Parkway Holdings, Ltd.	234,650	611
Singapore Telecommunications, Ltd.	604,150	1,320
South Africa (0.1%)
Gold Fields, Ltd., Sponsored ADR	11,700	210
Sasol, Ltd.	3,200	111
South Korea (2.2%)
Cheil Industries, Inc.	4,700	179
CJ Corp.	4,500	505
CJ Home Shopping	3,100	223
Daegu Bank	13,600	226
Dongbu Insurance Co., Ltd.(‡)	10,000	294
Fine DNC Co., Ltd.	16,300	77
Hana Financial Group, Inc.	5,300	279
Interflex Co., Ltd.(‡)	16,100	97
Kookmin Bank	6,600	592

Korea Electric Power Corp.	14,400	587
Korean Reinsurance Co.(‡)	29,900	384
KT Corp., ADR	46,800	1,060
KT&G Corp.	17,100	1,233
Lotte Shopping Co., GDR-144A	3,600	68
LS Cable, Ltd.	7,500	413
Meritz Fire & Marine Insurance Co., Ltd.	30,600	261
Nong Shim Co., Ltd.	500	134
Paradise Co., Ltd.	46,831	179
POSCO	3,000	1,269
POSCO, ADR	6,200	649
Pusan Bank	16,400	242
Samsung Fine Chemicals Co., Ltd.	12,600	391
SK Telecom Co., Ltd.	2,200	465
Spain (0.5%)
Banco Bilbao Vizcaya Argentaria SA	36,020	872
Banco Santander Central Hispano SA	55,319	996
Cintra Concesiones de Infraestructuras de Transporte SA	12,050	217
Telefonica SA, Sponsored ADR	4,000	271
Sweden (0.2%)
Investor AB-Class B	26,654	721
Switzerland (1.1%)
Credit Suisse Group	12,668	1,002
Nestle SA	1,800	716
Novartis AG	22,910	1,338
Novartis AG, ADR	3,500	203
Swiss Reinsurance(i)	7,675	726
UBS AG-Registered	14,917	978
Taiwan (0.8%)
Cathay Financial Holding Co., Ltd.	204,209	416
Chinatrust Financial Holding	343,320	271
Chunghwa Telecom Co., Ltd.	76,500	145
Chunghwa Telecom Co., Ltd., ADR	64,330	1,280
Delta Electronics, Inc.	197,400	619
Fubon Financial Holding Co., Ltd.	224,000	195
SinoPac Financial Holdings Co., Ltd.	236,000	102
Taishin Financial Holdings Co., Ltd.(‡)	192,000	94
Taiwan Cement Corp.	597,286	533
Thailand (0.5%)
Airports of Thailand PCL	49,000	84
Bangkok Expressway PCL	101,600	68
Hana Microelectronics PCL	215,500	160
PTT Exploration & Production PCL	128,500	347
PTT PCL	92,400	585
Siam Cement PCL	61,600	422
Siam Commercial Bank PCL	319,000	610
Thai Union Frozen Products PCL	67,700	43
United Kingdom (3.2%)
Aviva PLC	37,374	591
BAE Systems PLC	87,843	803
Barclays PLC	42,329	616
British American Tobacco PLC	24,677	765
Cadbury Schweppes PLC, ADR	24,100	1,278
Diageo PLC, Sponsored ADR	10,100	852
GlaxoSmithKline PLC	47,507	1,377
Guinness Peat Group PLC	109,170	191
HBOS PLC	41,393	896
HSBC Holdings PLC	23,400	432
Kesa Electricals PLC	64,422	437
Premier Foods PLC	29,000	178
Prudential PLC	49,111	736
Royal Dutch Shell PLC-Class B	40,674	1,444
Unilever PLC	34,721	1,094
Vodafone Group PLC	705,955	2,026
Vodafone Group PLC, ADR	18,061	519

United States (21.7%)
3Com Corp.(‡)	165,500	667
Abbott Laboratories	6,500	368
AES Corp. (The)(‡)	9,400	207
Aetna, Inc.	7,150	335
Albemarle Corp.	400	17
Alcoa, Inc.	15,100	536
Alliance One International, Inc.(‡)	5,900	58
Allstate Corp. (The)	6,000	374
ALLTEL Corp.	7,500	470
Altria Group, Inc.	6,700	462
American Capital Strategies, Ltd.	300	15
American Eagle Outfitters	450	13
American International Group, Inc.	44,700	3,125
Ameriprise Financial, Inc.	200	12
AmerisourceBergen Corp.	2,300	115
AMR Corp.(‡)	400	10
Apple, Inc.(‡)	15,600	1,557
Applied Materials, Inc.	900	17
Assurant, Inc.	5,000	288
AT&T, Inc.	29,860	1,156
Avaya, Inc.(‡)	900	12
Avery Dennison Corp.	200	12
Avnet, Inc.(‡)	500	20
Avon Products, Inc.	5,500	219
Baker Hughes, Inc.	2,300	185
Bank of America Corp.	13,100	667
Bank of New York Co., Inc. (The)	18,000	729
Bausch & Lomb, Inc.	2,000	118
Baxter International, Inc.	3,900	221
Bear Stearns Cos. Inc. (The)	100	16
Big Lots, Inc.(‡)	800	26
BMC Software, Inc.(‡)	500	16
Boeing Co. (The)	100	9
Borland Software Corp.(‡)	6,300	35
Boston Scientific Corp.(‡)	9,500	147
Bristol West Holdings, Inc.	2,600	58
Bristol-Myers Squibb Co.	23,600	681
Burlington Northern Santa Fe Corp.	16,100	1,409
CA, Inc.	43,500	1,186
Cadence Design Systems, Inc.(‡)	700	16
Celanese Corp.-Class A	500	17
CenterPoint Energy, Inc.	1,000	19
Chevron Corp.	14,600	1,136
Chubb Corp.	200	11
Ciena Corp.(‡)	14,800	432
Cigna Corp.	1,500	233
Cincinnati Bell, Inc.(‡)	6,300	32
Cisco Systems, Inc.(‡)	75,700	2,024
CIT Group, Inc.	200	12
Citigroup, Inc.	46,800	2,509
CMS Energy Corp.(‡)	11,000	204
CNA Financial Corp.(‡)	400	19
Coca-Cola Co. (The)	9,600	501
Comcast Corp.-Class A(‡)	34,850	929
Complete Production Services, Inc.(‡)	17,900	431
Comverse Technology, Inc.(‡)	74,300	1,685
ConAgra Foods, Inc.	9,100	224
ConocoPhillips	12,200	846
Consol Energy, Inc.	27,400	1,147
Constellation Brands, Inc.-Class A(‡)	6,600	148
Constellation Energy Group, Inc.	200	18
Consumer Staples Select Sector SPDR Fund	25,400	698
Continental Airlines, Inc.-Class B(‡)	400	15
Countrywide Financial Corp.	400	15

Coventry Health Care, Inc.(‡)	300	17
Crown Holdings, Inc.(‡)	9,400	227
Cummins, Inc.	200	18
CVS/Caremark Corp.	6,801	246
Darwin Professional Underwriters, Inc.(‡)	2,800	73
Dean Foods Co.	300	11
Deere & Co.	200	22
Devon Energy Corp.	7,100	517
Discovery Holding Co.-Class A(‡)	1,000	22
du Pont (E.I.) de Nemours & Co.	4,400	216
Dynegy, Inc.-Class A(‡)	15,700	148
Eaton Corp.	200	18
eBay, Inc.(‡)	19,500	662
Edison International	400	21
El Paso Corp.	153,100	2,296
Electronic Data Systems Corp.	600	18
Embarq Corp.	1,565	94
ENSCO International, Inc.	6,000	338
Expedia, Inc.(‡)	700	17
Extreme Networks(‡)	11,700	48
Exxon Mobil Corp.	35,500	2,818
Family Dollar Stores, Inc.	600	19
Fannie Mae	11,500	678
Federated Department Stores, Inc.	400	18
FedEx Corp.	900	95
Foundation Coal Holdings, Inc.	20,100	792
Freeport-McMoRan Copper & Gold, Inc.	5,000	336
Gap (The), Inc.	800	14
General Communication-Class A(‡)	11,300	161
General Dynamics Corp.	1,600	126
General Electric Co.	144,600	5,330
General Mills, Inc.	300	18
General Motors Corp.	5,900	184
Genesis Microchip, Inc.(‡)	20,400	175
Genworth Financial, Inc.-Class A	500	18
Goldman Sachs Group, Inc. (The)	100	22
Grant Prideco, Inc.(‡)	17,800	917
Halliburton Co.	10,480	333
Hanesbrands, Inc.(‡)	862	23
Hartford Financial Services Group, Inc. (The)	4,300	435
Health Care Select Sector SPDR Fund	25,500	921
Healthsouth Corp.(‡)	7,020	147
Hess Corp.	5,400	306
Hewlett-Packard Co.	9,400	396
Humana, Inc.(‡)	300	19
IAC/InterActiveCorp.(‡)	500	19
Idearc, Inc.	1,532	53
Intel Corp.	15,200	327
International Business Machines Corp.	16,300	1,666
International Paper Co.	8,700	328
iShares Dow Jones US Telecommunications Sector Index Fund	17,900	569
iShares Dow Jones US Utilities Sector Index Fund	1,300	131
iShares MSCI Brazil Index Fund	5,600	293
iShares Silver Trust(‡)	4,900	651
JC Penney Co., Inc.	200	16
JDS Uniphase Corp.(‡)	4,925	81
Johnson & Johnson	25,200	1,618
JP Morgan Chase & Co.	4,700	245
KBR, Inc.(‡)	6,077	126
Key Energy Services, Inc.(‡)	18,800	351
King Pharmaceuticals, Inc.(‡)	800	16
Kohl’s Corp.(‡)	200	15
Kraft Foods, Inc.-Class A	14,736	493
Kroger Co.	700	21

Lexmark International, Inc.(‡)	300	16
Liberty Media Holding Corp.-Capital-Class A(‡)	4	—	(☐)
Liberty Media Holding Corp.-Interactive-Class A(‡)	2,575	64
Lilly (Eli) & Co.	10,300	609
Lincoln National Corp.	200	14
Lockheed Martin Corp.	200	19
Loews Corp.	400	19
Loews Corp.- Carolina Group	200	15
LSI Corp.(‡)	4,968	42
Lubrizol Corp.	300	18
Macquarie Infrastructure Co. Trust	35,000	1,490
Manor Care, Inc.	5,900	383
Marathon Oil Corp.	4,100	416
Marsh & McLennan Cos., Inc.	5,400	171
Mattel, Inc.	600	17
MBIA, Inc.	200	14
McAfee, Inc.(‡)	600	19
McDonald’s Corp.	14,000	676
McGraw-Hill Cos., Inc. (The)	200	13
McKesson Corp.	3,800	224
Medco Health Solutions, Inc.(‡)	5,900	460
Mellon Financial Corp.	900	39
Merck & Co., Inc.	16,600	854
Microsoft Corp.	142,400	4,263
Mirant Corp.(‡)	12,500	561
Mohawk Industries, Inc.(‡)	200	18
Morgan Stanley	200	17
Motorola, Inc.	20,000	347
Murphy Oil Corp.	6,000	333
National Oilwell Varco, Inc.(‡)	4,700	399
Newmont Mining Corp.	44,500	1,856
Nordstrom, Inc.	300	16
Norfolk Southern Corp.	8,700	463
Northern Trust Corp.	11,900	749
Northrop Grumman Corp.	200	15
Novell, Inc.(‡)	12,000	88
Novellus Systems, Inc.(‡)	600	19
Nucor Corp.	200	13
Occidental Petroleum Corp.	9,400	477
Omnicom Group, Inc.	200	21
Panera Bread Co.-Class A(‡)	34,500	1,921
Peabody Energy Corp.	15,600	748
Pepsi Bottling Group, Inc.	500	16
PepsiAmericas, Inc.	3,700	89
Pfizer, Inc.	86,200	2,281
PG&E Corp.	200	10
PPL Corp.	13,800	602
Procter & Gamble Co.	3,500	225
Prudential Financial, Inc.	2,600	247
QUALCOMM, Inc.	27,500	1,204
Qwest Communications International(‡)	1,100	10
Raytheon Co.	300	16
Ross Stores, Inc.	500	17
Safeway, Inc.	600	22
Sara Lee Corp.	6,600	108
Schering-Plough Corp.	17,800	565
Sears Holdings Corp.(‡)	100	19
Sempra Energy	300	19
Senomyx, Inc.(‡)	7,600	102
Sherwin-Williams Co. (The)	300	19
SLM Corp.	3,500	188
Smith International, Inc.	10,400	545
Smurfit-Stone Container Corp.(‡)	10,400	125
Southern Copper Corp.	2,200	177
Spirit Aerosystems Holdings, Inc.-Class A(‡)	7,100	225

Sprint Nextel Corp.	72,100	1,444
SPX Corp.	300	21
Staples, Inc.	400	10
State Street Corp.	1,900	131
Stone Energy Corp.(‡)	3,700	110
Sun Microsystems, Inc.(‡)	93,800	490
SUPERVALU, Inc.	3,272	150
Synopsys, Inc.(‡)	600	17
Telecom HOLDRs Trust	4,600	174
Telephone & Data Systems, Inc.	300	17
Tellabs, Inc.(‡)	4,100	44
Tenet Healthcare Corp.(‡)	17,300	128
Terex Corp.(‡)	300	23
Thermo Electron Corp.(‡)	2,400	125
TIBCO Software, Inc.(‡)	49,400	451
Time Warner, Inc.	8,600	177
TJX Cos., Inc.	500	14
Total System Services, Inc.	600	19
Travelers Cos., Inc. (The)	17,600	952
Triad Hospitals, Inc.(‡)	2,700	143
TXU Corp.	8,000	525
Unifi, Inc.(‡)	27,000	75
Union Pacific Corp.	29,700	3,393
United States Steel Corp.	200	20
UnitedHealth Group, Inc.	14,025	744
US Airways Group, Inc.(‡)	200	7
Utilities Select Sector SPDR Fund	76,200	3,166
Vanguard Telecommunication Services ETF	500	39
Ventas, Inc. REIT	2,300	97
Verizon Communications, Inc.	29,400	1,122
Viacom, Inc.-Class B(‡)	4,000	165
Virgin Media, Inc.	7,800	197
Wachovia Corp.	1,500	83
Walgreen Co.	3,100	136
Wal-Mart Stores, Inc.	3,100	149
Waters Corp.(‡)	5,900	351
Watson Pharmaceuticals, Inc.(‡)	2,100	57
WellPoint, Inc.(‡)	7,550	596
Wells Fargo & Co.	6,100	219
Windstream Corp.	6,322	92
Wyeth	10,700	594
Xerox Corp.(‡)	800	15
Vietnam (0.3%)
Vietnam Opportunity Fund, Ltd.(‡)	330,000	1,167
Total Common Stocks (cost: $204,875)		245,846

		Principal	Value
SHORT-TERM OBLIGATIONS (8.4%)
Singapore (0.3%)
Singapore Dollar Time Deposit
2.32%, due 05/18/2007	SGD	2,107	1,386
United States (8.1%)
Merrill Lynch Money Market Mutual Fund
5.33%, due 06/15/2007		15,656	15,656
U.S. Treasury Bill
4.97%, due 05/17/2007		5,150	5,138
4.98%, due 05/24/2007		5,150	5,134
4.95%, due 06/14/2007		5,150	5,119
4.95%, due 06/21/2007		5,150	5,114
Total Short-Term Obligations (cost: $37,554)			37,547

	Contracts(◆)	Value
PURCHASED OPTIONS (0.2%)
Covered Call Options (0.0%)
Gap (The), Inc.	235	8

Call Strike $22.50
Expires 01/19/2008
JPY Currency Future	13,110,000	11
Call Strike $106.90
Expires 02/28/2008
Newmont Mining Corp.	233	2
Call Strike $50.00
Expires 06/16/2007
Newmont Mining Corp.	235	13
Call Strike $55.00
Expires 01/19/2008
Put Options (0.2%)
Black & Decker Corp.	116	8
Put Strike $75.00
Expires 08/18/2007
JB Hunt Transport Services, Inc.	235	14
Put Strike $22.50
Expires 08/18/2007
Leggett & Platt, Inc.	232	19
Put Strike $22.50
Expires 09/22/2007
Masco Corp.	235	26
Put Strike $25.00
Expires 10/20/2007
Royal Caribbean Cruises, Ltd.	234	19
Put Strike $35.00
Expires 09/22/2007
Russell 2000 Index	939	184
Put Strike $75.00
Expires 09/29/2007
Russell 2000 Index	1,409	383
Put Strike $78.00
Expires 09/29/2007
Sherwin-Williams Co. (The)	116	26
Put Strike $60.00
Expires 09/22/2007
Whirlpool Corp.	118	7
Put Strike $75.00
Expires 09/22/2007
Williams-Sonoma, Inc.	234	25
Put Strike $32.50
Expires 08/18/2007
Total Purchased Options (cost: $1,081)		745
Total Investment Securities (cost: $400,221)(#)		$445,449

	Contracts(◆)	Value
WRITTEN OPTIONS (-0.5%)
Covered Call Options (-0.5%)
3Com Corp.	1,153	(32)
Call Strike $5.00
Expires 01/19/2008
Apple, Inc.	156	(338)
Call Strike $85.00
Expires 01/19/2008
Bausch & Lomb, Inc.	20	(32)
Call Strike $45.00
Expires 01/19/2008
Burlington Northern Santa Fe Corp.	28	(22)
Call Strike $90.00
Expires 01/19/2008
Burlington Northern Santa Fe Corp.	71	(40)
Call Strike $95.00
Expires 01/19/2008
Ciena Corp.	74	(29)
Call Strike $30.00
Expires 01/19/2008

Comverse Technology, Inc.	10	(4)
Call Strike $20.00
Expires 01/19/2008
Comverse Technology, Inc.	708	(428)
Call Strike $17.50
Expires 01/19/2008
eBay, Inc.	61	(91)
Call Strike $20.00
Expires 01/19/2008
eBay, Inc.	54	(56)
Call Strike $25.00
Expires 01/19/2008
El Paso Corp.	160	(23)
Call Strike $15.00
Expires 01/19/2008
Foundation Coal Holdings, Inc.	61	(63)
Call Strike $30.00
Expires 09/22/2007
Genesis Microchip, Inc.	192	(3)
Call Strike $10.00
Expires 06/16/2007
Motorola, Inc.	158	(14)
Call Strike $20.00
Expires 01/19/2008
Norfolk Southern Corp.	87	(68)
Call Strike $50.00
Expires 01/19/2008
Nortel Networks Corp.	223	(74)
Call Strike $22.50
Expires 01/19/2008
Novell, Inc.	88	(7)
Call Strike $7.50
Expires 01/19/2008
Panera Bread Co.-Class A	97	(94)
Call Strike $50.00
Expires 01/19/2008
Panera Bread Co.-Class A	137	(90)
Call Strike $55.00
Expires 01/19/2008
Panera Bread Co.-Class A	111	(47)
Call Strike $60.00
Expires 01/19/2008
Peabody Energy Corp.	102	(114)
Call Strike $40.00
Expires 01/19/2008
Petroleo Brasileiro SA, ADR	47	(41)
Call Strike $105.00
Expires 01/19/2008
Petroleo Brasileiro SA, ADR	35	(23)
Call Strike $110.00
Expires 01/19/2008
Qualcomm, Inc.	275	(198)
Call Strike $40.00
Expires 01/19/2008
Smith International, Inc.	53	(77)
Call Strike $40.00
Expires 01/19/2008
Sprint Nextel Corp.	115	(25)
Call Strike $20.00
Expires 01/19/2008
Sprint Nextel Corp.	177	(19)
Call Strike $22.50
Expires 01/19/2008
Suncor Energy, Inc.	58	(68)
Call Strike $75.00
Expires 01/19/2008
Total Written Options (premiums: $1,882)		(2,120)

NOTES TO SCHEDULE OF INVESTMENTS:

(❖)	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.
(d)

At April 30, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at April 30, 2007 is $4,439.

(a)	Redemption linked to Federative Republic of Brazil NTN-B Bonds due 5/15/2009.
(b)	Redemption linked to Federative Republic of Brazil NTN-B Bonds due 08/15/2010.
(a)	Security is deemed to be illiquid.
(*)	Floating or variable rate note. Rate is listed as of April 30, 2007.
(c)	Enhanced Participation Notes. Redemption linked to DAX Index.
(d)	Enhanced Participation Notes. Redemption linked to Dow Jones EURO STOXX 50 Index.
(e)	Redemption linked to the price of Gold.
(f)	Enhanced Participation Notes. Redemption linked to TOPIX Index.
(g)	Redemption linked to securites within the Preferred Term Securities XXIV portfolio.
(h)	Enhanced Participation Notes. Redemption linked to S&P 500 Index.
(‡)	Non-income producing.
(i)	Passive Foreign Investment Company.
(◆)	Contract amounts are not in thousands.
(☐)	Value is less than $1.
(e)	Security is currently in default on interest payments.
(¡)	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
(#)

Aggregate cost for federal income tax purposes is $400,936.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $48,146 and $3,633, respectively.  Net unrealized appreciation for tax purposes is $44,513.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2007, these securities aggregated $4,047 or 0.9% of the net assets of the Fund.

ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Great British Pound
GDR	Global Depositary Receipt
JPY	Japanese Yen
MTN	Medium-Term Note
MYR	Malaysian Ringgit
NZD	New Zealand Dollar

PLN	Polish Zloty
REIT	Real Estate Investment Trust
RNC	Risparmio Non Convertibili (Non Convertible Savings Shares)
SEK	Swedish Krona
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depository Receipts

The notes to the financial statements are an integral part of this report.

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Euro Dollar	7,710	05/18/2007	$10,472	$56
Euro Dollar	1,515	05/24/2007	2,060	9
Euro Dollar	7,828	05/31/2007	10,668	27
Indian Rupee	9,792	04/23/2008	225	2
Indonesian Rupiah	4,640,000	08/06/2007	488	23
Indonesian Rupiah	(3,036,600)	08/06/2007	(325)	(9)
Japanese Yen	467,240	05/18/2007	3,948	(30)
Japanese Yen	440,416	05/24/2007	3,723	(27)
Japanese Yen	238,819	05/31/2007	2,028	(22)
Swiss Franc	6,437	05/18/2007	5,340	2
			$38,627	$31

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts(◆)	Date	Amount	(Depreciation)
10-Year Japan Government Bond	(4)	06/20/2007	$(4,497)	$—	(☐)
90-Day Euro Dollar	1	09/15/2008	238	—	(☐)
90-Day Euro Dollar	(1)	09/14/2009	(238)	—	(☐)
DAX Index	3	06/16/2007	763	90
DJ Euro STOXX 50 Index	25	06/30/2007	1,481	113
FTSE 100 Index	9	06/17/2007	1,164	70
S&P 500 Index	(14)	06/17/2007	(5,209)	(181)
S&P/TSE 60 Index	2	06/16/2007	278	4
SPI 200 Futures Index	1	06/16/2007	128	—	(☐)
TOPIX Index	10	06/09/2007	1,423	15
			$(4,469)	$111

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
U.S. Government & Agency	25.1%	$111,646
Commercial Banks	9.5%	42,390
Insurance	4.8%	21,415
Telecommunications	4.3%	19,092
Sovereign Government	3.9%	17,424
Short-Term Investments	3.8%	17,043
Holding & Other Investment Offices	3.4%	14,970
Oil & Gas Extraction	3.3%	14,660
Pharmaceuticals	3.1%	13,872
Security & Commodity Brokers	2.6%	11,243
Petroleum Refining	1.9%	8,527
Electric Services	1.9%	8,474
Chemicals & Allied Products	1.9%	8,297
Railroads	1.8%	8,159
Computer & Data Processing Services	1.8%	8,121
Food & Kindred Products	1.7%	7,483
Computer & Office Equipment	1.7%	7,334
Investment Companies	1.6%	7,265
Metal Mining	1.6%	7,189
Electronic & Other Electric Equipment	1.3%	5,949
Automotive	1.2%	5,241
Business Services	1.1%	4,975
Communications Equipment	1.1%	4,861
Mining	1.1%	4,823
Primary Metal Industries	0.9%	4,069
Mortgage Bankers & Brokers	0.9%	4,053
Beverages	0.9%	3,858
Agriculture	0.8%	3,673
Industrial Machinery & Equipment	0.8%	3,653
Tobacco Products	0.7%	3,139
Gas Production & Distribution	0.7%	3,071
Life Insurance	0.6%	2,848
Engineering & Management Services	0.6%	2,675
Electronic Components & Accessories	0.6%	2,559
Real Estate	0.5%	2,375
Food Stores	0.5%	2,125
Radio & Television Broadcasting	0.5%	2,106
Construction	0.4%	1,977
Aerospace	0.4%	1,876
Health Services	0.3%	1,431
Stone, Clay & Glass Products	0.3%	1,262
Lumber & Other Building Materials	0.3%	1,215
Communication	0.3%	1,125
Business Credit Institutions	0.3%	1,114
Electric, Gas & Sanitary Services	0.2%	993
Instruments & Related Products	0.2%	978
Retail Trade	0.2%	975
Wholesale Trade Durable Goods	0.2%	937
Residential Building Construction	0.2%	876
Transportation & Public Utilities	0.2%	718
Put Options	0.2%	711
Restaurants	0.2%	676
Public Administration	0.2%	654
Beer, Wine & Distilled Beverages	0.1%	629

Insurance Agents, Brokers & Service	0.1%	626
Motion Pictures	0.1%	623
Paper & Allied Products	0.1%	523
Specialty- Real Estate	0.1%	502
Personal Credit Institutions	0.1%	487
Air Transportation	0.1%	439
Radio, Television & Computer Stores	0.1%	437
Drug Stores & Proprietary Stores	0.1%	383
Medical Instruments & Supplies	0.1%	368
Wholesale Trade Nondurable Goods	0.1%	339
Hotels & Other Lodging Places	0.1%	316
Textile Mill Products	0.1%	254
Metal Cans & Shipping Containers	0.1%	227
Misc. General Merchandise Stores	0.1%	223
Apparel Products	0.1%	201
Electrical Goods	0.0%	195
Water Transportation	0.0%	149
Research & Testing Services	0.0%	102
Apparel & Accessory Stores	0.0%	75
Printing & Publishing	0.0%	66
Department Stores	0.0%	47
Covered Call Options	0.0%	34
Toys, Games & Hobbies	0.0%	17
Management Services	0.0%	12
Investment Securities, at value	100.2%	445,449
Total Investment Securities	100.2%	$445,449

TA IDEX BlackRock Large Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,098.40	0.84%	$4.37
Hypothetical(b)	1,000.00	1,020.63	0.84%	4.21

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2007 (unaudited)

Basic Materials	5.9%
Communications	7.3%
Consumer Cyclical	6.0%
Consumer Non-Cyclical	16.5%
Energy	14.0%
Financial	25.4%
Industrial	8.0%
Other	6.9%
Technology	9.5%
Utilities	0.5%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.4%)
Aerospace (2.1%)
Lockheed Martin Corp.	50,000	$4,807
Northrop Grumman Corp.	99,000	7,287
Air Transportation (0.7%)
AMR Corp.(‡)(†)	162,000	4,227
Amusement & Recreation Services (1.6%)
Disney (Walt) Co. (The)	267,000	9,340
Apparel & Accessory Stores (0.9%)
Nordstrom, Inc.	90,000	4,943
Automotive (1.1%)
General Motors Corp.(†)	207,000	6,465
Business Services (0.7%)
Convergys Corp.(‡)	121,000	3,056
Manpower, Inc.	9,000	722
Chemicals & Allied Products (3.0%)
Dow Chemical Co. (The)	189,000	8,431
du Pont (E.I.) de Nemours & Co.	118,000	5,802
Lyondell Chemical Co.	45,000	1,400
Procter & Gamble Co.	26,000	1,672
Commercial Banks (9.1%)
Bank of America Corp.	139,000	7,075
Citigroup, Inc.	479,000	25,684
JP Morgan Chase & Co.	381,000	19,850
Communication (0.4%)
DIRECTV Group (The), Inc.(‡)	87,000	2,074
Communications Equipment (0.3%)
Avaya, Inc.(‡)	141,000	1,822
Computer & Data Processing Services (5.5%)
Ceridian Corp.(‡)	133,000	4,490
Computer Sciences Corp.(‡)	118,000	6,554
Compuware Corp.(‡)	450,000	4,441
Electronic Data Systems Corp.	66,000	1,930
Fair Isaac Corp.	53,000	1,893
McAfee, Inc.(‡)	47,000	1,527
NCR Corp.(‡)	26,000	1,310
Sun Microsystems, Inc.(‡)	1,218,000	6,358
Sybase, Inc.(‡)	53,000	1,282
Unisys Corp.(‡)	259,000	2,031
Computer & Office Equipment (3.2%)
Hewlett-Packard Co.	228,000	9,608
International Business Machines Corp.	72,000	7,359
Lexmark International, Inc.(‡)	23,000	1,253
Department Stores (2.1%)
Federated Department Stores, Inc.	167,000	7,335
JC Penney Co., Inc.	63,000	4,983
Diversified (0.9%)
Honeywell International, Inc.	95,000	5,147
Electric Services (0.5%)
CMS Energy Corp.(‡)	159,000	2,945
Electronic & Other Electric Equipment (0.8%)
General Electric Co.	121,000	4,460
Electronic Components & Accessories (0.7%)
Integrated Device Technology, Inc.(‡)	204,000	3,056
Intersil Corp.-Class A	29,000	864
Food & Kindred Products (2.2%)
Campbell Soup Co.	113,000	4,418
HJ Heinz Co.	128,000	6,030
Tyson Foods, Inc.-Class A	106,000	2,222
Food Stores (1.3%)
Kroger Co.	253,000	7,466
Industrial Machinery & Equipment (2.9%)
Cummins, Inc.	76,000	7,004
SPX Corp.	47,000	3,331

Terex Corp.(‡)	79,000	6,150
Instruments & Related Products (2.9%)
Agilent Technologies, Inc.(‡)	133,000	4,571
KLA-Tencor Corp.(†)	105,000	5,833
Raytheon Co.	118,000	6,318
Insurance (11.5%)
Aetna, Inc.	148,000	6,938
Alleghany Corp.(‡)	2,040	730
AMBAC Financial Group, Inc.(†)	65,000	5,967
American Financial Group, Inc.	79,500	2,804
American International Group, Inc.	223,000	15,590
Chubb Corp.	124,000	6,675
Markel Corp.(‡)	3,000	1,377
MGIC Investment Corp.(†)	34,000	2,095
PMI Group, Inc. (The)	97,000	4,702
SAFECO Corp.	81,000	5,406
Travelers Cos., Inc. (The)	114,000	6,167
WellPoint, Inc.(‡)	95,000	7,502
Insurance Agents, Brokers & Service (0.8%)
Humana, Inc.(‡)	73,000	4,616
Life Insurance (3.0%)
Metlife, Inc.	122,000	8,015
Nationwide Financial Services-Class A	14,000	800
Prudential Financial, Inc.	90,000	8,550
Motion Pictures (1.9%)
Time Warner, Inc.	536,000	11,058
Paper & Allied Products (1.2%)
International Paper Co.	186,000	7,016
Petroleum Refining (15.0%)
Chevron Corp.	244,000	18,981
Exxon Mobil Corp.	494,000	39,214
Frontier Oil Corp.	81,000	2,862
Marathon Oil Corp.	86,000	8,733
Tesoro Corp.	55,000	6,666
Valero Energy Corp.	138,000	9,692
Pharmaceuticals (9.7%)
AmerisourceBergen Corp.	106,000	5,299
Biogen Idec, Inc.(‡)	73,000	3,446
Cardinal Health, Inc.	67,000	4,687
McKesson Corp.	55,000	3,236
Medco Health Solutions, Inc.(‡)	87,000	6,788
Merck & Co., Inc.	226,000	11,625
Pfizer, Inc.	785,000	20,771
Primary Metal Industries (2.4%)
Nucor Corp.	112,000	7,107
United States Steel Corp.	64,000	6,499
Retail Trade (0.5%)
Dollar Tree Stores, Inc.(‡)	69,000	2,713
Security & Commodity Brokers (6.0%)
Bear Stearns Cos. Inc. (The)	41,000	6,384
Goldman Sachs Group, Inc. (The)	35,000	7,651
Lehman Brothers Holdings, Inc.	109,000	8,206
Morgan Stanley(†)	143,000	12,013
Telecommunications (3.3%)
AT&T, Inc.	206,000	7,976
CenturyTel, Inc.	93,000	4,283
Qwest Communications International(‡)(†)	751,000	6,669
Tobacco Products (0.2%)
UST, Inc.(†)	18,000	1,020
Water Transportation (1.0%)
Tidewater, Inc.(†)	96,000	6,068
Total Common Stocks (cost: $471,321)		571,423

	Principal	Value
SHORT-TERM OBLIGATIONS (0.5%)
Short-Term Investments (0.5%)
Merrill Lynch Money Market Mutual Fund
5.33%, due 06/15/2007	2,912,471	2,913
Total Short-Term Obligations (cost: $2,913)		2,913

SECURITY LENDING COLLATERAL (6.9%)
Debt (6.9%)
Bank Notes (0.4%)
Bank of America
5.31%, due 05/17/2007(*)	1,236	1,236
5.27%, due 06/18/2007(*)	1,236	1,236
Commercial Paper (1.5%)
Bear Stearns & Co.
5.31%, due 07/10/2007	495	495
CAFCO LLC-144A
5.29%, due 05/31/2007	479	479
Charta LLC-144A
5.30%, due 05/09/2007	329	329
5.29%, due 06/13/2007	247	247
Compass Securitization LLC-144A
5.29%, due 05/25/2007	247	247
CRC Funding LLC-144A
5.28%, due 05/16/2007	247	247
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	247	247
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	247	247
5.28%, due 05/24/2007	247	247
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	495	495
Liberty Street-144A
5.29%, due 05/03/2007	484	484
Morgan Stanley
5.32%, due 08/01/2007	495	495
Old Line Funding LLC-144A
5.30%, due 05/15/2007	495	495
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	978	978
5.30%, due 05/29/2007	247	247
5.29%, due 05/31/2007	247	247
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	247	247
5.29%, due 05/17/2007	247	247
5.28%, due 06/01/2007	247	247
5.29%, due 06/19/2007	326	326
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	371	371
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	247	247
Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	495	495
Yorktown Capital LLC
5.30%, due 05/14/2007	247	247
Euro Dollar Overnight (0.9%)
Bank of Nova Scotia
5.28%, due 05/01/2007	247	247
Citigroup
5.31%, due 05/04/2007	495	495
Deutsche Bank
5.28%, due 05/03/2007	495	495
First Tennessee National Corp.
5.31%, due 05/02/2007	495	495

National Australia Bank
5.30%, due 05/01/2007	495	495
Rabobank Nederland
5.30%, due 05/01/2007	495	495
Royal Bank of Canada
5.30%, due 05/01/2007	495	495
Royal Bank of Scotland
5.29%, due 05/07/2007	247	247
Societe Generale
5.31%, due 05/01/2007	494	494
Svenska Handlesbanken
5.31%, due 05/01/2007	938	938
Euro Dollar Terms (2.5%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	494	494
Bank of Montreal
5.28%, due 05/18/2007	247	247
Bank of Nova Scotia
5.28%, due 05/09/2007	346	346
Barclays
5.29%, due 05/07/2007	494	494
5.30%, due 05/16/2007	494	494
5.29%, due 05/21/2007	247	247
5.30%, due 06/04/2007	247	247
5.29%, due 06/08/2007	494	494
Calyon
5.30%, due 05/17/2007	247	247
5.31%, due 05/24/2007	494	494
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	742	742
5.28%, due 05/29/2007	247	247
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	494	494
Deutsche Bank
5.30%, due 05/15/2007	494	494
Fortis Bank
5.28%, due 05/21/2007	742	742
5.28%, due 05/25/2007	742	742
5.30%, due 06/25/2007	494	494
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	742	742
Royal Bank of Scotland
5.30%, due 05/08/2007	494	494
5.30%, due 05/09/2007	247	247
5.31%, due 05/25/2007	494	494
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	247	247
Swedbank AB
5.30%, due 05/11/2007	494	494
Toronto Dominion Bank
5.28%, due 05/10/2007	494	494
UBS AG
5.28%, due 06/01/2007	494	494
5.29%, due 06/12/2007	989	989
5.29%, due 06/15/2007	742	742
5.29%, due 06/18/2007	1,236	1,236
Repurchase Agreements (1.6%)(††)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $1,369 on 05/01/2007	1,369	1,369
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $5,439 on 05/01/2007	5,438	5,438

Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $2,382 on 05/01/2007	2,382	2,382
Total Security Lending Collateral (cost: $39,642)		39,642

Total Investment Securities (cost: $513,876)(#)		$613,978

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)          Non-income producing.

(†)          At April 30, 2007, all or a portion of this security is on loan (see Note 1).  The value at April 30, 2007, of all securities on loan is $37,864.

(*)         Floating or variable rate note. Rate is listed as of April 30, 2007.

(††)    Cash collateral for the Repurchase Agreements, valued at $9,426, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(#)         Aggregate cost for federal income tax purposes is $514,141.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $105,425 and $5,588, respectively.  Net unrealized appreciation for tax purposes is $99,837.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2007, these securities aggregated $7,416 or 1.3% of the net assets of the Fund.

TA IDEX BlackRock Natural Resources

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 3, 2007 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,115.00	0.93%	$3.15
Hypothetical(b)	1,000.00	1,013.05	0.93%	3.00

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (117 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2007 (unaudited)

Basic Materials	10.6%
Consumer Non-Cyclical	0.3%
Energy	89.1%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (91.1%)
Chemicals & Allied Products (0.6%)
du Pont (E.I.) de Nemours & Co.	8,800	$433
Praxair, Inc.	4,800	310
Computer & Data Processing Services (0.4%)
Votorantim Celulose e Papel SA, Sponsored ADR	26,400	527
Electric Services (0.0%)
Dynegy, Inc.-Class A(‡)	700	7
Gas Production & Distribution (0.8%)
Southwestern Energy Co.(‡)	8,200	344
Williams Cos., Inc. (The)	18,600	549
Holding & Other Investment Offices (0.2%)
Sikanni Services, Ltd.-144A(a)	400,000	224
Industrial Machinery & Equipment (10.6%)
Baker Hughes, Inc.	29,400	2,363
Cameron International Corp.(‡)	24,600	1,588
Dresser-Rand Group, Inc.(‡)	47,400	1,513
Dril-Quip, Inc.(‡)	14,800	747
FMC Technologies, Inc.(‡)	18,800	1,333
Grant Prideco, Inc.(‡)	9,000	464
National Oilwell Varco, Inc.(‡)	28,900	2,452
Oil States International, Inc.(‡)	20,800	706
Smith International, Inc.	25,700	1,348
Metal Mining (6.7%)
Alumina, Ltd.	40,600	242
AUR Resources, Inc.	13,200	291
Barrick Gold Corp.	13,700	386
BHP Billiton, Ltd.	16,000	393
Cia Vale do Rio Doce, ADR	23,000	934
Eldorado Gold Corp.(‡)	106,700	621
Goldcorp, Inc.	35,300	860
Hudbay Minerals, Inc.	51,500	971
Newcrest Mining, Ltd.	31,700	614
Newmont Mining Corp.	2,400	100
Southern Copper Corp.	12,100	972
SXR Uranium One, Inc.(‡)	31,700	478
Teck CominCo, Ltd.-Class B	13,100	997
Mining (2.4%)
Arch Coal, Inc.	9,500	343
Consol Energy, Inc.	18,000	754
Peabody Energy Corp.	36,700	1,761
Oil & Gas Extraction (50.3%)
Acergy SA, Sponsored ADR(‡)	22,400	480
Apache Corp.	33,400	2,421
Bill Barrett Corp.(‡)	2,800	103
BJ Services Co.	26,900	771
Cabot Oil & Gas Corp.	23,200	845
Canadian Natural Resources, Ltd.	31,600	1,891
Carrizo Oil & Gas, Inc.(‡)	15,600	575
Cimarex Energy Co.	5,600	221
CNOOC, Ltd., ADR	8,300	710
Complete Production Services, Inc.(‡)	10,900	262
Compton Petroleum Corp.(‡)	69,200	743
Crew Energy, Inc.(‡)	71,400	671
Devon Energy Corp.	52,000	3,789
Diamond Offshore Drilling, Inc.	5,800	496
EnCana Corp.	32,600	1,714
ENI SpA, ADR	5,100	338
ENSCO International, Inc.	28,300	1,596
EOG Resources, Inc.	55,600	4,083
Equitable Resources, Inc.	26,900	1,399
Forest Oil Corp.(‡)	12,100	426
GlobalSantaFe Corp.	38,300	2,449
Grand Petroleum, Inc.(‡)	36,900	114

Halliburton Co.	38,400	1,220
Hanover Compressor Co.(‡)	400	9
Helmerich & Payne, Inc.	25,100	810
Hercules Offshore, Inc.(‡)	23,100	726
Husky Energy, Inc.	14,000	1,072
Kereco Energy, Ltd.(‡)	32,400	199
Mariner Energy, Inc.(‡)	9,800	221
Nabors Industries, Ltd.(‡)	17,800	572
Newfield Exploration Co.(‡)	18,200	796
Nexen, Inc.	15,600	932
Noble Corp.	18,700	1,575
Noble Energy, Inc.	16,800	988
Occidental Petroleum Corp.	27,600	1,399
Oilexco, Inc.(‡)	21,600	171
Pan Orient Energy Corp.(‡)	59,100	262
Paramount Resources, Ltd.-Class A(‡)	19,800	434
Petro-Canada	33,200	1,483
Pride International, Inc.(‡)	18,700	614
ProEx Energy, Ltd.(‡)	24,400	311
Range Resources Corp.	41,400	1,513
Real Resources, Inc.(‡)	23,800	199
Rowan Cos., Inc.	13,200	484
Saipem SpA	43,400	1,375
Schlumberger, Ltd.	20,000	1,477
Superior Well Services, Inc.(‡)	2,700	68
Talisman Energy, Inc.	158,800	3,026
Technip SA, Sponsored ADR	17,100	1,273
Tesco Corp.(‡)	28,000	831
Todco-Class A(‡)	26,100	1,186
Total SA, ADR	24,000	1,769
Transocean, Inc.(‡)	30,900	2,664
Trican Well Service, Ltd.	14,900	317
TriStar Oil & Gas, Ltd.(‡)	73,600	326
TUSK Energy Corp.(‡)	177,600	313
Weatherford International, Ltd.(‡)	46,100	2,420
Petroleum Refining (16.4%)
BP PLC, ADR	4,900	330
Chevron Corp.	36,800	2,863
ConocoPhillips	33,700	2,337
Exxon Mobil Corp.	34,100	2,707
Hess Corp.	12,700	721
Holly Corp.	7,400	471
Marathon Oil Corp.	18,800	1,909
Murphy Oil Corp.	65,300	3,620
Suncor Energy, Inc.	26,700	2,151
Sunoco, Inc.	6,700	506
Valero Energy Corp.	23,500	1,650
Primary Metal Industries (2.0%)
Alcan, Inc.	8,000	471
Alcoa, Inc.	6,000	213
Aluminum Corp. of China, Ltd., ADR	52,600	1,528
Lone Star Technologies, Inc.(‡)	2,600	173
Security & Commodity Brokers (0.4%)
Coastal Energy Co.(‡)	527,700	430
Water Transportation (0.3%)
Aegean Marine Petroleum Network, Inc.	19,100	297
Total Common Stocks (cost: $95,613)		107,134

Total Investment Securities (cost: $95,613)(#)		$107,134

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

	(‡)	Non-income producing.
	(a)	Security is deemed to be illiquid.
(#)

Aggregate cost for federal income tax purposes is $95,616. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,026 and $508, respectively. Net unrealized appreciation for tax purposes is $11,518.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $224 or 0.2% of the net assets of the Fund.

ADR		American Depositary Receipt

TA IDEX Evergreen International Small Cap

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,219.80	1.14%	$6.27
Hypothetical(b)	1,000.00	1,019.14	1.14%	5.71

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2007 (unaudited)

Europe	76.2%
Latin America	0.5%
North America	4.3%
Other	0.8%
Pacific Rim	16.9%
South America	1.3%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (0.5%)
Italy (0.5%)
Unipol SpA	782,441	$2,921
Total Preferred Stocks (cost: $2,899)		2,921

COMMON STOCKS (95.2%)
Argentina (0.6%)
IRSA Inversiones y Representaciones SA, GDR(‡)(†)	152,154	3,183
Australia (1.4%)
QBE Insurance Group, Ltd.	302,055	7,759
Belgium (1.2%)
Barco NV	20,263	1,831
Umicore	22,229	4,506
Bermuda (0.8%)
China Gas Holdings, Ltd.	21,074,000	4,284
Brazil (0.8%)
Empresa Brasileira de Aeronautica SA, ADR	89,635	4,205
Canada (0.4%)
Eldorado Gold Corp.(‡)	347,700	2,023
China (0.6%)
Sinotrans, Ltd.-Class H	7,969,000	3,159
Denmark (0.8%)
Rockwool International AS-Class B	19,310	4,435
Finland (1.8%)
Amer Group(†)	68,250	1,519
Nokian Renkaat OYJ	260,100	8,040
France (12.6%)
Carbone Lorraine SA	54,173	3,578
EDF Energies Nouvelles SA(‡)(†)	150,149	8,867
Eurofins Scientific(‡)	85,618	7,944
Flo Groupe(‡)	133,212	1,927
Groupe Crit	31,531	1,587
Michelin (C.G.D.E.)-Class B	26,118	3,344
Neopost SA	75,482	11,003
Remy Cointreau, S.A.	78,805	5,781
Rhodia(‡)(†)	3,779,441	15,577
Sechilienne-Sidec	36,329	2,278
Societe BIC SA	85,125	6,239
Germany (10.2%)
Adidas AG	186,401	11,155
Bauer AG(‡)	12,825	1,020
Bilfinger Berger AG	89,828	8,521
Continental AG	36,132	5,053
D+S europe AG(‡)	199,970	2,986
HCI Capital AG	24,728	590
Hochtief AG	49,718	5,259
Leoni AG	83,600	3,805
MTU Aero Engines Holding AG	53,609	3,146
Patrizia Immobilien AG(‡)	134,551	2,855
Premiere AG(‡)	165,295	3,490
Puma AG Rudolf Dassler Sport	4,319	1,975
Software AG	46,803	4,170
United Internet AG	58,642	1,091
Gibraltar (0.3%)
888 Holdings PLC	790,303	1,901
Greece (1.1%)
Intralot SA-Integrated Lottery Systems & Services	35,304	1,108
J&P-Avax SA	70,586	751
Postal Savings Bank(‡)	181,236	4,363
Ireland (1.3%)
Anglo Irish Bank Corp. PLC	154,162	3,486
Kingspan Group PLC	123,429	3,470

Italy (8.3%)
Astaldi SpA	161,347	1,684
CIR-Compagnie Industriali Riunite SpA	1,327,991	5,771
Davide Campari-Milano SpA	465,040	4,845
ERG SpA	150,760	4,269
Geox SpA	261,398	4,830
Gruppo Coin SpA(‡)	965,153	8,297
Impregilo SpA(‡)	1,692,834	13,836
Saras SpA(‡)	208,437	1,309
Japan (13.3%)
Advan Co., Ltd.(†)	107,700	1,328
Ariake Japan Co., Ltd	108,300	2,224
Bank of Yokohama, Ltd. (The)	291,000	2,130
Capcom Co., Ltd.(†)	255,500	3,874
Fuyo General Lease Co., Ltd.	67,700	2,153
Isetan Co., Ltd.	171,400	2,803
Ishikawajima-Harima Heavy Industries Co., Ltd.	836,000	3,257
Japan Securities Finance Co., Ltd.	258,400	3,672
Kawasaki Heavy Industries, Ltd.	370,000	1,473
Koei Co, Ltd.	121,000	1,919
Megachips Corp.	70,500	1,400
Message Co., Ltd.	1,371	2,196
Mitsubishi Gas Chemical Co., Inc.	244,000	2,106
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,000	3,463
Nidec Corp.	52,200	3,293
Nipponkoa Insurance Co., Ltd.	448,000	3,728
Nissha Printing Co., Ltd.	85,400	2,606
Okumura Corp.	448,000	2,497
Square Enix Co., Ltd.	168,000	4,288
Sugi Pharmacy Co., Ltd.	130,000	2,575
Sumitomo Bakelite Co., Ltd.	249,000	1,762
Sundrug Co., Ltd.(†)	170,000	3,615
Taiheiyo Cement Corp.	541,000	2,317
Toho Co., Ltd.	102,700	2,015
Tokuyama Corp.	229,000	3,433
Tokyo Tatemono Co., Ltd.	112,000	1,565
Toray Industries, Inc.	593,000	4,066
Malta (0.1%)
Unibet Group PLC, SDR	15,276	506
Mexico (0.5%)
Alsea SA	1,680,000	2,888
Netherlands (5.3%)
Boskalis Westminster	142,469	15,932
Grolsch NV(‡)	29,903	1,324
Koninklijke BAM Groep NV	81,640	2,176
Laurus NV(‡)	878,176	3,595
Macintosh Retail Group NV	55,920	2,562
SBM Offshore NV	40,193	1,451
USG People NV	31,288	1,432
Norway (0.8%)
Aker Yards AS	226,700	4,117
Singapore (0.6%)
CapitaCommercial Trust REIT	920,000	1,707
StarHub, Ltd.	950,000	1,825
South Korea (1.1%)
Korean Air Lines Co., Ltd.	522	25
Lotte Confectionery Co., Ltd.	1,980	2,475
Tae Young Corp.	37,590	3,288
Spain (9.3%)
Altadis SA	76,084	5,010
Campofrio Alimentacion SA	65,519	1,328
Cia de Distribucion Integral Logista SA	148,016	11,777
Cintra Concesiones de Infraestructuras de Transporte SA	219,652	3,954
Grifols SA(‡)	459,873	8,059
La Seda de Barcelona SA-Class B(‡)	801,697	2,582
NH Hoteles SA	43,700	985

Promotora de Informaciones SA	102,459	2,313
Sol Melia SA	141,174	3,456
Tecnicas Reunidas SA	79,227	4,217
Uralita SA	834,998	6,723
Switzerland (2.4%)
Lindt & Spruengli AG(‡)	1,722	4,781
Logitech International SA(‡)	301,772	8,278
United Kingdom (19.6%)
Arriva PLC	358,127	5,454
Ashtead Group PLC	527,059	1,631
Balfour Beatty PLC	582,044	5,459
BlueBay Asset Management/United Kingdom	30,900	284
Carphone Warehouse Group PLC	918,815	5,572
Charter PLC(‡)	265,418	5,470
Enterprise Inns PLC	295,658	3,790
FirstGroup PLC	352,695	4,698
Game Group PLC	5,215,689	16,011
Gems TV Holdings, Ltd.	1,280,000	1,213
ICAP PLC	281,497	2,858
Kelda Group PLC	268,406	5,003
Land of Leather Holdings PLC	321,903	1,772
Man Group PLC	376,227	4,251
Marstons PLC	492,698	4,252
National Express Group PLC	224,945	5,542
Numis Corp. PLC	401,069	2,607
Pennon Group PLC	359,547	4,339
Photo-Me International PLC	1,089,429	1,629
Premier Oil PLC(‡)	62,978	1,520
Punch Taverns PLC	130,718	3,409
RAB Capital PLC	1,860,773	3,972
Randgold Resources, Ltd., ADR	47,395	1,135
Regent Inns PLC(‡)	1,268,670	2,975
Spring Group PLC	164,638	221
Stagecoach Group PLC	1,316,695	4,917
Star Energy Group PLC(‡)	387,522	1,612
Topps Tiles PLC	515,706	2,816
Tullow Oil PLC	219,580	1,609
Total Common Stocks (cost: $389,569)		514,650

	Principal	Value
SECURITY LENDING COLLATERAL (5.7%)
Debt (5.7%)
Bank Notes (0.4%)
Bank of America
5.31%, due 05/17/2007(*)	961	961
5.27%, due 06/18/2007(*)	961	961
Commercial Paper (1.2%)
Bear Stearns & Co.
5.31%, due 07/10/2007	384	384
CAFCO LLC-144A
5.29%, due 05/31/2007	372	372
Charta LLC-144A
5.30%, due 05/09/2007	256	256
5.29%, due 06/13/2007	192	192
Compass Securitization LLC-144A
5.29%, due 05/25/2007	192	192
CRC Funding LLC-144A
5.28%, due 05/16/2007	192	192
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	192	192
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	192	192
5.28%, due 05/24/2007	192	192
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	385	385

Liberty Street-144A
5.29%, due 05/03/2007	376	376
Morgan Stanley
5.32%, due 08/01/2007	385	385
Old Line Funding LLC-144A
5.30%, due 05/15/2007	385	385
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	761	761
5.30%, due 05/29/2007	192	192
5.29%, due 05/31/2007	192	192
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	192	192
5.29%, due 05/17/2007	192	192
5.28%, due 06/01/2007	192	192
5.29%, due 06/19/2007	253	253
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	288	288
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	192	192
Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	385	385
Yorktown Capital LLC
5.30%, due 05/14/2007	192	192
Euro Dollar Overnight (0.7%)
Bank of Nova Scotia
5.28%, due 05/01/2007	192	192
Citigroup
5.31%, due 05/04/2007	385	385
Deutsche Bank
5.28%, due 05/03/2007	385	385
First Tennessee National Corp.
5.31%, due 05/02/2007	385	385
National Australia Bank
5.30%, due 05/01/2007	385	385
Rabobank Nederland
5.30%, due 05/01/2007	385	385
Royal Bank of Canada
5.30%, due 05/01/2007	385	385
Royal Bank of Scotland
5.29%, due 05/07/2007	192	192
Societe Generale
5.31%, due 05/01/2007	385	385
Svenska Handlesbanken
5.31%, due 05/01/2007	729	729
Euro Dollar Terms (2.1%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	385	385
Bank of Montreal
5.28%, due 05/18/2007	192	192
Bank of Nova Scotia
5.28%, due 05/09/2007	269	269
Barclays
5.29%, due 05/07/2007	385	385
5.30%, due 05/16/2007	385	385
5.29%, due 05/21/2007	192	192
5.30%, due 06/04/2007	192	192
5.29%, due 06/08/2007	385	385
Calyon
5.30%, due 05/17/2007	192	192
5.31%, due 05/24/2007	385	385
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	577	577
5.28%, due 05/29/2007	192	192
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	385	385

Deutsche Bank
5.30%, due 05/15/2007	385	385
Fortis Bank
5.28%, due 05/21/2007	577	577
5.28%, due 05/25/2007	577	577
5.30%, due 06/25/2007	385	385
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	577	577
Royal Bank of Scotland
5.30%, due 05/08/2007	385	385
5.30%, due 05/09/2007	192	192
5.31%, due 05/25/2007	385	385
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	192	192
Swedbank AB
5.30%, due 05/11/2007	385	385
Toronto Dominion Bank
5.28%, due 05/10/2007	385	385
UBS AG
5.28%, due 06/01/2007	385	385
5.29%, due 06/12/2007	769	769
5.29%, due 06/15/2007	577	577
5.29%, due 06/18/2007	961	961
Repurchase Agreements (1.3%)(††)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $1,065 on 05/01/2007	1,065	1,065
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $4,231 on 05/01/2007	4,230	4,230
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,853 on 05/01/2007	1,853	1,853
Total Security Lending Collateral (cost: $30,837)		30,837
Total Investment Securities (cost: $423,305)(#)		$548,408

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)	Non-income producing.
(†)	At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $29,095.
(*)	Floating or variable rate note. Rate is listed as of April 30, 2007.
(††)

Cash collateral for the Repurchase Agreements, valued at $7,332, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(#)

Aggregate cost for federal income tax purposes is $423,655. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $130,461 and $5,708, respectively. Net unrealized appreciation for tax purposes is $124,753.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $5,765 or 1.1% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts

The notes to the financial statements are an integral part of this report.

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Engineering & Management Services	6.4%	$34,585
Rubber & Misc. Plastic Products	5.5%	29,567
Chemicals & Allied Products	4.7%	25,461
Construction	4.4%	23,778
Transportation & Public Utilities	4.4%	23,770
Computer & Office Equipment	3.6%	19,281
Security & Commodity Brokers	3.5%	19,041
Computer & Data Processing Services	3.4%	18,344
Radio, Television & Computer Stores	3.0%	16,011
Lumber & Other Building Materials	2.9%	15,648
Business Services	2.8%	15,071
Restaurants	2.8%	14,988
Insurance	2.7%	14,407
Wholesale Trade Durable Goods	2.4%	13,105
Electric Services	2.1%	11,145
Food & Kindred Products	2.0%	10,808
Printing & Publishing	2.0%	10,690
Electronic Components & Accessories	2.0%	10,613
Health Services	1.9%	10,141
Beer, Wine & Distilled Beverages	1.9%	10,032
Commercial Banks	1.8%	9,979
Electric, Gas & Sanitary Services	1.7%	9,342
Industrial Machinery & Equipment	1.6%	8,551
Shoe Stores	1.5%	8,297
Pharmaceuticals	1.5%	8,059
Metal Mining	1.4%	7,664
Oil & Gas Extraction	1.4%	7,502
Telecommunications	1.4%	7,398
Aerospace	1.4%	7,351
Holding & Other Investment Offices	1.2%	6,276
Paper & Allied Products	1.1%	6,239
Drug Stores & Proprietary Stores	1.1%	6,190
Beverages	1.1%	6,169
Personal Credit Institutions	1.0%	5,616
Tobacco Products	0.9%	5,010
Leather & Leather Products	0.9%	4,830
Hotels & Other Lodging Places	0.8%	4,441
Specialty- Real Estate	0.8%	4,421
Petroleum Refining	0.8%	4,269
Transportation Equipment	0.8%	4,117
Textile Mill Products	0.7%	4,066
Retail Trade	0.7%	4,028
Public Administration	0.7%	3,954
Food Stores	0.7%	3,595
Communication	0.6%	3,490
Real Estate	0.6%	3,183
Department Stores	0.5%	2,803
Misc. General Merchandise Stores	0.5%	2,562
Amusement & Recreation Services	0.4%	2,406
Stone, Clay & Glass Products	0.4%	2,317
Motion Pictures	0.4%	2,015
Furniture & Home Furnishings Stores	0.3%	1,772
Instruments & Related Products	0.3%	1,629
Manufacturing Industries	0.3%	1,519

Air Transportation	0.0%	25
Investment Securities, at value	95.7%	517,571
Short-Term Investments	5.7%	30,837
Total Investment Securities	101.4%	$548,408

TA IDEX Federated Market Opportunity

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$990.90	0.92%	$4.54
Hypothetical(b)	1,000.00	1,020.23	0.92%	4.61

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2007 (unaudited)

Africa	9.4%
Europe	6.9%
North America	80.1%
Pacific Rim	3.6%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (26.9%)
United States (26.9%)
U.S. Treasury Note
4.75%, due 02/28/2009	$4,000	$4,006
3.50%, due 02/15/2010	8,000	7,784
Total U.S. Government Obligations (cost: $11,768)		11,790

	Shares	Value
COMMON STOCKS (33.3%)
Canada (12.5%)
Barrick Gold Corp.	28,000	787
Canadian Oil Sands Trust	14,000	382
Canetic Resources Trust	32,000	429
EnCana Corp.	9,600	503
Goldcorp, Inc.(†)	51,000	1,241
Iamgold Corp.	41,000	333
Meridian Gold, Inc.(‡)	16,500	417
Pengrowth Energy Trust	28,000	484
Penn West Energy Trust	19,000	569
Petro	7,000	313
France (1.7%)
Sanofi-Aventis	8,000	737
Japan (2.4%)
NTT DoCoMo, Inc.	244	415
Shinsei Bank, Ltd.	150,000	647
South Africa (6.6%)
AngloGold Ashanti, Ltd., ADR	19,200	856
Gold Fields, Ltd., Sponsored ADR(†)	100,000	1,797
Harmony Gold Mining Co., Ltd., ADR(†)(‡)	14,000	222
Switzerland (0.8%)
Swisscom AG	1,000	353
United States (9.3%)
Anadarko Petroleum Corp.	9,500	443
BJ Services Co.	14,500	416
Cimarex Energy Co.	8,600	339
Newmont Mining Corp.	35,300	1,472
Patterson-UTI Energy, Inc.	20,000	488
Pogo Producing Co.	18,900	912
Total Common Stocks (cost: $14,058)		14,555

	Contracts(◆)	Value
PURCHASED OPTIONS (1.7%)
Put Options (1.7%)
iShares MSCI Emerging Markets Index	450	468
Put Strike $130.00
Expires 06/16/2007
Nasdaq 100 Index	260	55
Put Strike $48.00
Expires 06/16/2007
Russell 2000 Index	45	209
Put Strike $850.00
Expires 08/19/2007
Total Purchased Options (cost: $707)		732

	Principal	Value
SECURITY LENDING COLLATERAL (7.9%)
Debt (7.9%)
Bank Notes (0.5%)
Bank of America
5.31%, due 05/17/2007(*)	108	108
5.27%, due 06/18/2007(*)	108	108
Commercial Paper (1.7%)
Bear Stearns & Co.
5.31%, due 07/10/2007	43	43

CAFCO LLC-144A
5.29%, due 05/31/2007	42	42
Charta LLC-144A
5.30%, due 05/09/2007	29	29
5.29%, due 06/13/2007	21	21
Compass Securitization LLC-144A
5.29%, due 05/25/2007	21	21
CRC Funding LLC-144A
5.28%, due 05/16/2007	21	21
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	22	22
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	22	22
5.28%, due 05/24/2007	22	22
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	43	43
Liberty Street-144A
5.29%, due 05/03/2007	42	42
Morgan Stanley
5.32%, due 08/01/2007	43	43
Old Line Funding LLC-144A
5.30%, due 05/15/2007	43	43
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	85	85
5.30%, due 05/29/2007	22	22
5.29%, due 05/31/2007	22	22
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	22	22
5.29%, due 05/17/2007	22	22
5.28%, due 06/01/2007	22	22
5.29%, due 06/19/2007	28	28
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	32	32
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	22	22
Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	43	43
Yorktown Capital LLC
5.30%, due 05/14/2007	22	22
Euro Dollar Overnight (1.0%)
Bank of Nova Scotia
5.28%, due 05/01/2007	22	22
Citigroup
5.31%, due 05/04/2007	43	43
Deutsche Bank
5.28%, due 05/03/2007	43	43
First Tennessee National Corp.
5.31%, due 05/02/2007	43	43
National Australia Bank
5.30%, due 05/01/2007	43	43
Rabobank Nederland
5.30%, due 05/01/2007	43	43
Royal Bank of Canada
5.30%, due 05/01/2007	43	43
Royal Bank of Scotland
5.29%, due 05/07/2007	22	22
Societe Generale
5.31%, due 05/01/2007	43	43
Svenska Handlesbanken
5.31%, due 05/01/2007	82	82
Euro Dollar Terms (2.9%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	43	43
Bank of Montreal
5.28%, due 05/18/2007	22	22

Bank of Nova Scotia
5.28%, due 05/09/2007	30	30
Barclays
5.29%, due 05/07/2007	43	43
5.30%, due 05/16/2007	43	43
5.29%, due 05/21/2007	22	22
5.30%, due 06/04/2007	22	22
5.29%, due 06/08/2007	43	43
Calyon
5.30%, due 05/17/2007	22	22
5.31%, due 05/24/2007	43	43
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	65	65
5.28%, due 05/29/2007	22	22
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	43	43
Deutsche Bank
5.30%, due 05/15/2007	43	43
Fortis Bank
5.28%, due 05/21/2007	65	65
5.28%, due 05/25/2007	65	65
5.30%, due 06/25/2007	43	43
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	65	65
Royal Bank of Scotland
5.30%, due 05/08/2007	43	43
5.30%, due 05/09/2007	22	22
5.31%, due 05/25/2007	43	43
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	22	22
Swedbank AB
5.30%, due 05/11/2007	43	43
Toronto Dominion Bank
5.28%, due 05/10/2007	43	43
UBS AG
5.28%, due 06/01/2007	43	43
5.29%, due 06/12/2007	86	86
5.29%, due 06/15/2007	65	65
5.29%, due 06/18/2007	108	108
Repurchase Agreements (1.8%)(††)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $120 on 05/01/2007	120	120
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $475 on 05/01/2007	475	475
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $208 on 05/01/2007	208	208
Total Security Lending Collateral (cost: $3,464)		3,464
Total Investment Securities (cost: $29,997)(#)		$30,541

NOTES TO SCHEDULE OF INVESTMENTS:

(†)	At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $3,329.
(‡)	Non-income producing.
(*)	Floating or variable rate note. Rate is listed as of April 30, 2007.

(††)

Cash collateral for the Repurchase Agreements, valued at $824, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(◆)	Contract amounts are not in thousands.
(#)

Aggregate cost for federal income tax purposes is $30,054. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $996 and $509, respectively. Net unrealized appreciation for tax purposes is $487.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $648 or 1.5% of the net assets of the Fund.

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
U.S. Government & Agency	26.9%	$11,790
Metal Mining	16.3%	7,125
Oil & Gas Extraction	12.1%	5,278
Telecommunications	1.7%	768
Pharmaceuticals	1.7%	737
Put Options	1.7%	732
Commercial Banks	1.5%	647
Investment Securities, at value	61.9%	27,077
Short-Term Investments	7.9%	3,464
Total Investment Securities	69.8%	$30,541

TA IDEX JPMorgan International Bond

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,027.90	0.61%	$3.07
Hypothetical(b)	1,000.00	1,021.77	0.61%	3.06

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2007 (unaudited)

Europe	67.8%
North America	8.8%
Pacific Rim	23.4%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (64.2%)
Australia (0.3%)
New South Wales Treasury Corp.
5.50%, due 03/01/2017	AUD	$2,700	$2,137
Belgium (4.7%)
Kingdom of Belgium
5.00%, due 09/28/2011	EUR	19,300	27,226
8.00%, due 03/28/2015	EUR	3,950	6,755
Canada (3.4%)
Canada Government
3.75%, due 09/01/2011	CAD	10,200	9,097
5.75%, due 06/01/2033	CAD	13,845	15,587
Denmark (0.3%)
Kingdom of Denmark
6.00%, due 11/15/2009	DKK	10,920	2,085
France (3.7%)
Caisse d’Amortissement de la Dette Sociale
3.75%, due 10/25/2020	EUR	4,520	5,784
French Republic
Zero coupon, due 08/02/2007(d)	EUR	2,600	3,514
3.13%, due 07/12/2010	EUR	8,900	11,758
8.50%, due 04/25/2023	EUR	500	1,008
4.75%, due 04/25/2035	EUR	2,892	4,196
Ireland (1.2%)
Irish Government
4.50%, due 04/18/2020	EUR	6,000	8,381
Italy (5.1%)
Italian Republic
5.25%, due 08/01/2017	EUR	15,200	22,304
5.00%, due 08/01/2034	EUR	9,660	13,986
Japan (22.8%)
Development Bank of Japan
1.60%, due 06/20/2014	JPY	510,000	4,321
Japan Finance Corp. for Municipal Enterprises
1.55%, due 02/21/2012	JPY	3,656,000	31,066
Japan Government
1.90%, due 06/21/2010	JPY	3,398,000	29,192
1.20%, due 03/20/2012	JPY	2,635,000	22,080
1.30%, due 03/20/2015	JPY	3,756,450	31,039
1.10%, due 09/10/2016	JPY	516,360	4,325
1.05%, due 06/20/2023	JPY	2,311,000	16,717
2.10%, due 09/20/2024	JPY	465,000	3,963
1.90%, due 06/20/2025	JPY	860,000	7,079
2.30%, due 03/19/2026	JPY	500,000	4,298
2.10%, due 12/20/2026	JPY	779,000	6,569
2.50%, due 09/20/2035	JPY	378,000	3,312
Netherlands (4.2%)
Kingdom of the Netherlands
4.00%, due 01/15/2037	EUR	23,450	30,178
Spain (3.7%)
Kingdom of Spain
5.40%, due 07/30/2011	EUR	18,500	26,443
Sweden (1.0%)
Kingdom of Sweden
5.50%, due 10/08/2012	SEK	47,500	7,539
United Kingdom (13.8%)
United Kingdom
4.00%, due 03/07/2009	GBP	33,100	64,470
8.00%, due 06/07/2021	GBP	2,260	5,909
4.25%, due 06/07/2032	GBP	3,800	7,219
4.75%, due 12/07/2038	GBP	10,250	21,422
Total Foreign Government Obligations (cost: $451,307)			460,959

MORTGAGE-BACKED SECURITIES (0.5%)
Spain (0.5%)
UCI, Series 15, Class A, Reg S
4.04%, due 12/18/2048(*)	EUR	2,495	3,406
Total Mortgage-Backed Securities (cost: $3,142)			3,406
ASSET-BACKED SECURITIES (0.3%)
Spain (0.3%)
Fondo de Titulizacion de Activos Santander Auto, Series 1, Class A
3.90%, due 11/25/2021(*)	EUR	1,430	1,950
Total Asset-Backed Securities (cost: $1,820)			1,950
CORPORATE DEBT SECURITIES (28.5%)
France (5.4%)
Cie Financement Foncier
3.63%, due 01/28/2008	EUR	3,450	4,689
Compagnie de Financement Foncier, Series E, (MTN)
1.25%, due 12/01/2011	JPY	2,230,000	18,537
Dexia Municipal Agency, Series E
3.50%, due 09/21/2009	EUR	11,530	15,471
Germany (5.7%)
Bayerische Landesbank
1.40%, due 04/22/2013	JPY	1,508,000	12,638
Eurohypo AG, (MTN)
3.75%, due 04/11/2011	EUR	14,800	19,831
Kreditanstalt fuer Wiederaufbau
5.50%, due 12/07/2015	GBP	2,150	4,314
Kreditanstalt fuer Wiederaufbau, Series E
2.50%, due 11/17/2008	EUR	2,500	3,325
Landwirtschaftliche Rentenbank, Series E
1.38%, due 04/25/2013	JPY	101,000	845
Ireland (1.7%)
Depfa ACS Bank, Series E, Note, (MTN)
1.65%, due 12/20/2016	JPY	800,000	6,694
Ulster Bank Finance PLC, Series E, Guaranteed Senior Note, (MTN)
4.00%, due 03/29/2011(*)	EUR	4,000	5,458
Spain (6.8%)
AyT Cedulas Cajas VII Fondo de Titulizacion de Activos
4.00%, due 06/23/2011	EUR	15,700	21,168
Banco Bilbao Vizcaya Argentaria SA
4.25%, due 09/26/2007	EUR	16,800	22,921
La Caja de Ahorros y Pensiones de Barcelona
3.25%, due 10/05/2015	EUR	3,900	4,894
Supra National (4.6%)
European Investment Bank
1.40%, due 06/20/2017	JPY	2,646,000	21,761
European Investment Bank, (MTN)
5.63%, due 10/15/2010	EUR	7,900	11,259
United Kingdom (4.3%)
Barclays Bank PLC
4.15%, due 04/20/2016	EUR	4,000	5,456
HBOS Treasury Services PLC, Series E, (MTN)
3.99%, due 06/14/2012(*)	EUR	4,000	5,463
Network Rail Infra Finance
4.75%, due 11/29/2035	GBP	2,530	5,014
Network Rail Infrastructure Finance PLC, Series E, (MTN)
4.38%, due 01/18/2011	GBP	5,870	11,263
Network Rail MTN Finance PLC, Series E
4.88%, due 03/06/2009	GBP	2,100	4,137
Total Corporate Debt Securities (cost: $195,197)			205,138
SHORT-TERM OBLIGATIONS (5.1%)
United States (5.1%)
Barclays Bank PLC Time Deposit
5.30%, due 05/01/2007		35,500	35,500

Rabobank Nederland NV/London Time Deposit
5.29%, due 05/01/2007	1,500	1,500
Total Short-Term Obligations (cost: $37,000)		37,000
Total Investment Securities (cost: $688,466)(#)		$708,453

NOTES TO SCHEDULE OF INVESTMENTS:

(d)

At April 30, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at April 30, 2007 is $2,573.

(*)	Floating or variable rate note. Rate is listed as of April 30, 2007.
(#)

Aggregate cost for federal income tax purposes is $689,212. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $22,136 and $2,895, respectively. Net unrealized appreciation for tax purposes is $19,241.

DEFINITIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
MTN	Medium-Term Note
SEK	Swedish Krona

The notes to the financial statements are an integral part of this report.

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts(◆)	Date	Amount	(Depreciation)
10 Year Canadian Bond	507	06/29/2007	$51,854	$(430)
10 Year Japan Bond	13	06/20/2007	14,616	17
Euro-BOBL	133	06/12/2007	19,562	(196)
Euro-Bund	(292)	06/10/2007	(45,490)	437
Euro-Schatz	144	06/30/2007	20,269	5
Long Gilt	118	06/30/2007	25,290	(272)
			$86,101	$(439)

(◆)  Contract amounts are not in thousands.

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	6,816	05/23/2007	$5,456	$215
Australian Dollar	(4,192)	05/23/2007	(3,379)	(108)
British Pound Sterling	2,466	05/23/2007	4,897	35
British Pound Sterling	(31,470)	05/23/2007	(61,935)	(994)
Canadian Dollar	832	05/23/2007	743	11
Canadian Dollar	(23,966)	05/23/2007	(20,833)	(867)
Danish Krone	27,945	05/23/2007	5,023	99
Euro Dollar	45,317	05/23/2007	61,060	837
Euro Dollar	(32,873)	05/23/2007	(44,148)	(752)
Japanese Yen	3,640	05/07/2007	30	— (☐)
Japanese Yen	8,253,511	05/23/2007	70,474	(1,222)
Japanese Yen	(4,835,929)	05/23/2007	(41,172)	596
New Zealand Dollar	4,130	05/23/2007	2,964	100
Norwegian Krone	10,529	05/23/2007	1,730	41
Singapore Dollar	5,222	05/23/2007	3,453	(12)
Swedish Krona	141,466	05/23/2007	20,380	731
Swedish Krona	(5,321)	05/23/2007	(772)	(22)
Swiss Franc	27,345	05/23/2007	22,668	32
Swiss Franc	(1,670)	05/23/2007	(1,386)	(1)
			$25,253	$(1,281)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)
British Pound Sterling	7,386	Euro Dollar	10,844	5/23/2007	(42)
British Pound Sterling	892	Swiss Franc	2,118	5/23/2007	25
Canadian Dollar	845	Swedish Krona	5,082	5/23/2007	7
Euro Dollar	3,199	British Pound Sterling	2,178	5/23/2007	14
Euro Dollar	7,490	Japanese Yen	1,187,887	5/23/2007	263
Euro Dollar	1,074	New Zealand Dollar	2,019	5/23/2007	(30)
Euro Dollar	720	Norwegian Krone	5,863	5/23/2007	(2)
Euro Dollar	618	Swedish Krona	5,750	5/23/2007	(13)
Euro Dollar	4,102	Swiss Franc	6,593	5/23/2007	129
Japanese Yen	382,775	Australian Dollar	4,049	5/23/2007	(157)
Japanese Yen	839,875	British Pound Sterling	3,599	5/23/2007	(149)
Japanese Yen	603,197	Euro Dollar	3,895	5/23/2007	(258)
Japanese Yen	317,652	New Zealand Dollar	3,733	5/23/2007	(104)
Japanese Yen	175,716	Swedish Krona	10,496	5/23/2007	(92)

Japanese Yen	669,699	Swiss Franc	6,882	5/23/2007	(94)
New Zealand Dollar	1,694	Canadian Dollar	1,401	5/23/2007	(11)
New Zealand Dollar	6,346	Japanese Yen	549,427	5/23/2007	97
New Zealand Dollar	1,392	Norwegian Krone	6,149	5/23/2007	(2)
Norwegian Krone	12,214	Euro Dollar	1,506	5/23/2007	(1)
Norwegian Krone	33,183	Swedish Krona	37,961	5/23/2007	(82)
Swedish Krona	18,032	Japanese Yen	303,198	5/23/2007	147
Swedish Krona	17,923	Norwegian Krone	15,583	5/23/2007	53
Swiss Franc	2,541	Euro Dollar	1,578	5/23/2007	(46)
					(348)

(☐)  Value is less than $1.

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	64.2%	$460,959
Commercial Banks	30.7%	220,970
Mortgage Bankers & Brokers	2.9%	21,168
Mortgage-Backed	0.5%	3,406
Asset-Backed	0.3%	1,950
Investment Securities, at value	98.6%	708,453
Total Investment Securities	98.6%	$708,453

TA IDEX JPMorgan Mid Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,102.20	0.87%	$4.53
Hypothetical(b)	1,000.00	1,020.48	0.87%	4.36

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2007 (unaudited)

Basic Materials	4.8%
Communications	8.0%
Consumer Cyclical	13.6%
Consumer Non-Cyclical	13.0%
Diversified	0.5%
Energy	6.4%
Financial	22.6%
Industrial	11.9%
Other	8.3%
Technology	1.0%
Utilities	9.9%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.4%)
Aerospace (0.3%)
Alliant Techsystems, Inc.(‡)(†)	8,700	$810
Apparel & Accessory Stores (1.0%)
Limited Brands, Inc.	97,900	2,699
Apparel Products (2.6%)
Columbia Sportswear Co.(†)	35,400	2,216
V.F. Corp.	55,100	4,838
Automotive (3.1%)
Genuine Parts Co.	89,000	4,397
Harsco Corp.	31,200	1,591
Oshkosh Truck Corp.	44,500	2,489
Automotive Dealers (2.5%)
AutoNation, Inc.(‡)	117,061	2,393
AutoZone, Inc.(‡)	33,200	4,417
Beverages (2.2%)
Brown-Forman Corp.-Class B(†)	57,600	3,682
Constellation Brands, Inc.-Class A(‡)(†)	96,650	2,166
Chemicals & Allied Products (3.7%)
Albemarle Corp.	62,472	2,652
Clorox Co.	49,000	3,287
Lauder (Estee) Cos., Inc. (The)-Class A	25,700	1,322
PPG Industries, Inc.	35,700	2,627
Commercial Banks (7.4%)
Compass Bancshares, Inc.	18,400	1,255
Cullen/Frost Bankers, Inc.	46,400	2,374
M&T Bank Corp.	36,200	4,031
Northern Trust Corp.	36,400	2,291
Synovus Financial Corp.	123,500	3,898
TCF Financial Corp.	40,300	1,091
Wilmington Trust Corp.	58,100	2,351
Zions Bancorp	32,500	2,659
Communication (1.0%)
Cablevision Systems Corp.-Class A(‡)	82,200	2,695
Computer & Data Processing Services (1.0%)
NCR Corp.(‡)	53,200	2,681
Department Stores (1.2%)
TJX Cos., Inc.	111,200	3,101
Electric Services (6.8%)
American Electric Power Co., Inc.	92,300	4,635
FirstEnergy Corp.	58,300	3,990
PPL Corp.	52,500	2,290
SCANA Corp.	56,200	2,446
Westar Energy, Inc.	87,200	2,374
Xcel Energy, Inc.(†)	106,000	2,554
Electric, Gas & Sanitary Services (2.6%)
PG&E Corp.	80,000	4,048
Republic Services, Inc.	104,900	2,930
Electrical Goods (2.1%)
Arrow Electronics, Inc.(‡)	73,100	2,889
Carlisle Cos., Inc.	65,200	2,685
Electronic & Other Electric Equipment (1.1%)
Ametek, Inc.	80,850	2,933
Electronic Components & Accessories (0.7%)
Amphenol Corp.-Class A	56,100	1,970
Fabricated Metal Products (2.4%)
Crane Co.(†)	43,700	1,858
Fortune Brands, Inc.	55,900	4,478
Food & Kindred Products (0.8%)
Del Monte Foods Co.	111,700	1,296
WM Wrigley Jr. Co.	15,000	883
Gas Production & Distribution (6.5%)
Energen Corp.	60,600	3,397
Kinder Morgan, Inc.	39,000	4,156

Oneok, Inc.	17,300	837
Questar Corp.	36,700	3,565
UGI Corp.	70,300	1,994
Williams Cos., Inc. (The)	121,100	3,572
Health Services (3.4%)
Community Health Systems, Inc.(‡)	71,700	2,639
Coventry Health Care, Inc.(‡)	105,150	6,081
Omnicare, Inc.(†)	13,300	441
Holding & Other Investment Offices (4.2%)
Affiliated Managers Group(‡)(†)	7,100	835
istar Financial, Inc. REIT	69,100	3,311
Plum Creek Timber Co., Inc. REIT	31,700	1,258
Rayonier, Inc. REIT	83,085	3,603
Vornado Realty Trust REIT(†)	20,300	2,408
Hotels & Other Lodging Places (1.0%)
Hilton Hotels Corp.	81,500	2,771
Industrial Machinery & Equipment (1.8%)
American Standard Cos., Inc.	34,700	1,911
Dover Corp.	61,600	2,964
Insurance (10.0%)
Assurant, Inc.(†)	118,100	6,794
Cincinnati Financial Corp.	89,255	4,038
Everest Re Group, Ltd.	35,800	3,603
IPC Holdings, Ltd.	1,900	57
MGIC Investment Corp.	33,100	2,039
Old Republic International Corp.	177,650	3,779
OneBeacon Insurance Group, Ltd.	72,500	1,765
Principal Financial Group	40,700	2,584
W.R. Berkley Corp.	71,900	2,336
Metal Cans & Shipping Containers (1.3%)
Ball Corp.	71,300	3,614
Mining (1.1%)
Vulcan Materials Co.	24,400	3,018
Oil & Gas Extraction (2.2%)
Devon Energy Corp.	53,100	3,869
Helix Energy Solutions Group, Inc.(‡)	55,100	2,108
Pharmaceuticals (2.3%)
Henry Schein, Inc.(‡)	16,025	835
Sigma-Aldrich Corp.	77,800	3,274
Warner Chilcott, Ltd.-Class A(‡)	129,700	2,185
Printing & Publishing (1.6%)
McClatchy Co.-Class A(†)	35,800	1,035
Washington Post-Class B	4,260	3,169
Radio & Television Broadcasting (1.6%)
Clear Channel Communications, Inc.	65,400	2,317
Clear Channel Outdoor Holdings, Inc.-Class A(‡)(†)	42,973	1,227
Liberty Media Holding Corp.-Interactive-Class A(‡)	33,700	844
Railroads (0.7%)
Norfolk Southern Corp.	37,800	2,012
Real Estate (1.9%)
Brookfield Properties Co.	75,700	3,109
Forest City Enterprises, Inc.-Class A	31,850	2,128
Residential Building Construction (0.5%)
Walter Industries, Inc.	48,700	1,447
Restaurants (2.0%)
Applebees International, Inc.	71,100	1,933
Burger King Holdings, Inc.	60,800	1,427
OSI Restaurant Partners, Inc.	51,900	2,066
Retail Trade (1.3%)
Tiffany & Co.(†)	74,600	3,558
Rubber & Misc. Plastic Products (0.7%)
Jarden Corp.(‡)(†)	43,600	1,837
Savings Institutions (0.6%)
Peoples United Financial	78,800	1,569

Security & Commodity Brokers (1.3%)
E*TRADE Financial Corp.(‡)	84,200	1,859
T. Rowe Price Group, Inc.	31,900	1,585
Telecommunications (4.1%)
CenturyTel, Inc.	82,800	3,813
Citizens Communications Co.(†)	51,300	799
Telephone & Data Systems, Inc.	58,200	3,073
Windstream Corp.	235,854	3,448
Water Transportation (0.8%)
Teekay Shipping Corp.	38,000	2,267
Wholesale Trade Nondurable Goods (2.0%)
Dean Foods Co.	32,100	1,169
SUPERVALU, Inc.	89,300	4,099
Total Common Stocks (cost: $212,952)		257,703

	Principal	Value
SECURITY LENDING COLLATERAL (8.6%)
Debt (8.6%)
Bank Notes (0.5%)
Bank of America
5.31%, due 05/17/2007(*)	723	723
5.27%, due 06/18/2007(*)	723	723
Commercial Paper (1.9%)
Bear Stearns & Co.
5.31%, due 07/10/2007	289	289
CAFCO LLC-144A
5.29%, due 05/31/2007	280	280
Charta LLC-144A
5.30%, due 05/09/2007	192	192
5.29%, due 06/13/2007	144	144
Compass Securitization LLC-144A
5.29%, due 05/25/2007	144	144
CRC Funding LLC-144A
5.28%, due 05/16/2007	144	144
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	145	145
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	145	145
5.28%, due 05/24/2007	145	145
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	289	289
Liberty Street-144A
5.29%, due 05/03/2007	283	283
Morgan Stanley
5.32%, due 08/01/2007	289	289
Old Line Funding LLC-144A
5.30%, due 05/15/2007	289	289
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	572	572
5.30%, due 05/29/2007	145	145
5.29%, due 05/31/2007	145	145
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	145	145
5.29%, due 05/17/2007	145	145
5.28%, due 06/01/2007	145	145
5.29%, due 06/19/2007	191	191
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	217	217
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	145	145
Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	289	289
Yorktown Capital LLC
5.30%, due 05/14/2007	145	145

Euro Dollar Overnight (1.1%)
Bank of Nova Scotia
5.28%, due 05/01/2007	145	145
Citigroup
5.31%, due 05/04/2007	289	289
Deutsche Bank
5.28%, due 05/03/2007	289	289
First Tennessee National Corp.
5.31%, due 05/02/2007	289	289
National Australia Bank
5.30%, due 05/01/2007	289	289
Rabobank Nederland
5.30%, due 05/01/2007	289	289
Royal Bank of Canada
5.30%, due 05/01/2007	289	289
Royal Bank of Scotland
5.29%, due 05/07/2007	145	145
Societe Generale
5.31%, due 05/01/2007	289	289
Svenska Handlesbanken
5.31%, due 05/01/2007	548	548
Euro Dollar Terms (3.1%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	289	289
Bank of Montreal
5.28%, due 05/18/2007	145	145
Bank of Nova Scotia
5.28%, due 05/09/2007	202	202
Barclays
5.29%, due 05/07/2007	289	289
5.30%, due 05/16/2007	289	289
5.29%, due 05/21/2007	145	145
5.30%, due 06/04/2007	145	145
5.29%, due 06/08/2007	289	289
Calyon
5.30%, due 05/17/2007	145	145
5.31%, due 05/24/2007	289	289
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	434	434
5.28%, due 05/29/2007	145	145
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	289	289
Deutsche Bank
5.30%, due 05/15/2007	289	289
Fortis Bank
5.28%, due 05/21/2007	434	434
5.28%, due 05/25/2007	434	434
5.30%, due 06/25/2007	289	289
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	434	434
Royal Bank of Scotland
5.30%, due 05/08/2007	289	289
5.30%, due 05/09/2007	145	145
5.31%, due 05/25/2007	289	289
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	145	145
Swedbank AB
5.30%, due 05/11/2007	289	289
Toronto Dominion Bank
5.28%, due 05/10/2007	289	289

UBS AG
5.28%, due 06/01/2007	289	289
5.29%, due 06/12/2007	578	578
5.29%, due 06/15/2007	434	434
5.29%, due 06/18/2007	723	723
Repurchase Agreements (2.0%)(††)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $801 on 05/01/2007	801	801
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $3,182 on 05/01/2007	3,181	3,181
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,394 on 05/01/2007	1,393	1,393
Total Security Lending Collateral (cost: $23,189)		23,189

Total Investment Securities (cost: $236,141)(#)		$280,892

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)	Non-income producing.
(†)	At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $22,445.
(*)	Floating or variable rate note. Rate is listed as of April 30, 2007.
(††)

Cash collateral for the Repurchase Agreements, valued at $5,514, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(#)

Aggregate cost for federal income tax purposes is $236,793. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $45,894 and $1,795, respectively. Net unrealized appreciation for tax purposes is $44,099.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $4,339 or 1.6% of the net assets of the Fund.

REIT	Real Estate Investment Trust

TA IDEX Loomis Sayles Bond

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 3, 2007 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,023.90	0.77%	$2.50
Hypothetical(b)	1,000.00	1,013.56	0.77%	2.48

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (117 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Asset Type

At April 30, 2007 (unaudited)

Convertible	3.9%
Foreign	11.7%
Foreign Government	9.9%
U.S Corporate	60.3%
U.S. Government	14.2%
100.0%

This chart shows the percentage breakdown by asset type of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (13.5%)
U.S. Treasury Note
4.75%, due 12/31/2008		$6,500	$6,505
4.50%, due 02/15/2036		17,975	17,045
Total U.S. Government Obligations (cost: $23,499)			23,550

FOREIGN GOVERNMENT OBLIGATIONS (9.4%)
Canada Government
5.25%, due 06/01/2012	CAD	4,835	4,600
5.75%, due 06/01/2033	CAD	5,300	5,967
Republic of Colombia
12.00%, due 10/22/2015	COP	1,510,000	827
Republic of South Africa
13.00%, due 08/31/2010	ZAR	4,550	738
United Mexican States
8.00%, due 12/17/2015	MXN	46,000	4,280
Total Foreign Government Obligations (cost: $15,971)			16,412

CORPORATE DEBT SECURITIES (68.6%)
Aerospace (1.7%)
United Technologies Corp.
4.38%, due 05/01/2010		3,000	2,953
Air Transportation (0.2%)
Qantas Airways, Ltd.-144A
5.13%, due 06/20/2013		15	13
6.05%, due 04/15/2016		285	249
Automotive (2.3%)
Ford Motor Co.
6.50%, due 08/01/2018		100	80
7.50%, due 08/01/2026		115	90
6.63%, due 02/15/2028		175	128
6.63%, due 10/01/2028		1,800	1,314
7.45%, due 07/16/2031		3,010	2,382
General Motors Corp.
8.38%, due 07/15/2033		35	32
Beer, Wine & Distilled Beverages (0.5%)
Diageo Capital PLC
5.50%, due 09/30/2016		525	526
Miller Brewing Co., Guaranteed Note-144A
5.50%, due 08/15/2013		265	266
Beverages (1.6%)
Coca-Cola Enterprises, Inc.
4.38%, due 09/15/2009		2,750	2,711
Business Credit Institutions (1.0%)
General Electric Capital Corp., Series G (MTN)
3.49%, due 03/08/2012	SGD	2,600	1,750
Business Services (1.3%)
Bombardier, Inc.-144A
7.45%, due 05/01/2034		1,015	979
Western Union Co., (The)
6.20%, due 11/17/2036		1,240	1,214
Commercial Banks (5.5%)
Barclays Financial LLC-144A
4.06%, due 09/16/2010	KRW	440,000	464
4.46%, due 09/23/2010	KRW	550,000	582
HSBC Bank USA NA-144A
Zero Coupon, due 04/18/2012	MYR	3,000	745
ICICI Bank, Ltd., Subordinated Note-144A
6.38%, due 04/30/2022(a)		1,300	1,300
JPMorgan Chase & Co.-144A (MTN)
Zero Coupon, due 04/12/2012	IDR	21,967,355	1,571
Kreditanstalt fuer Wiederaufbau, Series E (MTN)
8.50%, due 07/16/2010	ZAR	5,225	738

Oesterreichische Kontrollbank AG, Guaranteed Global Note
1.80%, due 03/22/2010	JPY	496,000	4,245
Communication (4.7%)
Comcast Corp.
5.65%, due 06/15/2035		4,900	4,480
CSC Holdings, Inc., Senior Note
7.63%, due 07/15/2018		950	969
Rogers Cable, Inc., Senior Note
5.50%, due 03/15/2014		545	540
Time Warner Cable, Inc.-144A
6.55%, due 05/01/2037		1,070	1,082
Viacom, Inc., Senior Note
6.88%, due 04/30/2036		1,100	1,114
Communications Equipment (1.4%)
Lucent Technologies, Inc.
6.50%, due 01/15/2028		1,275	1,160
6.45%, due 03/15/2029		960	874
Nortel Networks Corp.
6.88%, due 09/01/2023		425	398
Computer & Data Processing Services (1.0%)
Intuit, Inc., Senior Note
5.75%, due 03/15/2017		680	673
Unisys Corp.
8.00%, due 10/15/2012		1,025	1,038
Construction (3.3%)
Centex Corp., Senior Note
5.25%, due 06/15/2015		455	416
DR Horton, Inc., Senior Note
5.63%, due 09/15/2014		540	514
K Hovnanian Enterprises, Inc., Guaranteed Senior Note
6.50%, due 01/15/2014		300	276
K Hovnanian Enterprises, Inc., Senior Note
6.25%, due 01/15/2016		2,310	2,073
KB Home, Senior Note
6.25%, due 06/15/2015		600	558
Lennar Corp., Series B, Senior Note
5.60%, due 05/31/2015		440	416
Pulte Homes, Inc.
6.38%, due 05/15/2033		1,700	1,566
Department Stores (2.5%)
Dillard’s, Inc.
7.13%, due 08/01/2018		990	973
Federated Retail Holdings, Inc.
6.38%, due 03/15/2037		460	454
JC Penney Corp., Inc., Senior Note
6.38%, due 10/15/2036		175	174
Wal-Mart Stores, Inc.
4.13%, due 07/01/2010		2,750	2,682
Drug Stores & Proprietary Stores (0.2%)
CVS Corp.
4.88%, due 09/15/2014		400	386
Electric Services (1.2%)
Cleveland Electric Illuminating Co. (The), Senior Note
5.70%, due 04/01/2017		1,480	1,477
National Grid PLC
6.30%, due 08/01/2016		500	525
TXU Corp., Series Q, Senior Note
6.50%, due 11/15/2024		150	130
Electrical Goods (0.7%)
Avnet, Inc.
5.88%, due 03/15/2014		550	547
6.00%, due 09/01/2015		625	621

Engineering & Management Services (0.1%)
North American Energy Partners, Inc., Senior Note
8.75%, due 12/01/2011	100	103
Food & Kindred Products (0.8%)
Sara Lee Corp.
6.13%, due 11/01/2032	1,490	1,384
Food Stores (0.6%)
Albertsons LLC, Senior Note
7.45%, due 08/01/2029	415	417
Albertsons LLC, Series C (MTN)
6.63%, due 06/01/2028	705	655
Gas Production & Distribution (2.5%)
Dynegy Holdings, Inc., Senior Note
7.63%, due 10/15/2026	450	442
El Paso Corp., Senior Note
6.95%, due 06/01/2028	1,675	1,729
El Paso Natural Gas Co., Senior Note-144A
5.95%, due 04/15/2017	1,590	1,604
KN Capital Trust III
7.63%, due 04/15/2028	10	10
NGC Corp Capital Trust, Series B
8.32%, due 06/01/2027	200	193
Southern Natural Gas Co.-144A
5.90%, due 04/01/2017	380	382
Health Services (2.0%)
HCA, Inc.
6.50%, due 02/15/2016	925	806
7.50%, due 12/15/2023	30	26
7.69%, due 06/15/2025	105	93
7.05%, due 12/01/2027	55	45
7.50%, due 11/06/2033	2,205	1,902
HCA, Inc. (MTN)
7.58%, due 09/15/2025	615	540
7.75%, due 07/15/2036	125	109
Holding & Other Investment Offices (2.4%)
Borden, Inc.
9.20%, due 03/15/2021	275	267
Highwoods Properties, Inc. REIT-144A
5.85%, due 03/15/2017	1,175	1,169
Simon Property Group, LP REIT
4.88%, due 08/15/2010	2,735	2,711
Industrial Machinery & Equipment (2.0%)
John Deere Capital Corp.
3.90%, due 01/15/2008	2,725	2,698
Joy Global, Inc., Senior Note
6.63%, due 11/15/2036	820	847
Instruments & Related Products (0.2%)
Xerox Corp., Subordinated Note
6.40%, due 03/15/2016	410	422
Insurance (1.1%)
White Mountains Re Group, Ltd.-144A
6.38%, due 03/20/2017	2,000	1,978
Life Insurance (0.4%)
Cigna Corp., Senior Note
6.15%, due 11/15/2036	600	600
Lumber & Other Building Materials (0.9%)
Masco Corp., Senior Note
5.85%, due 03/15/2017	770	760
Owens Corning, Inc., Senior Note-144A
7.00%, due 12/01/2036	830	832

Mortgage Bankers & Brokers (0.7%)
KAR Holdings, Inc., Senior Subordinated Note-144A
10.00%, due 05/01/2015		775	803
Kinder Morgan Finance Co.
6.40%, due 01/05/2036		485	456
Motion Pictures (2.6%)
News America, Inc.
6.20%, due 12/15/2034		870	854
News America, Inc., Guaranteed Senior Note-144A
6.15%, due 03/01/2037		1,510	1,477
Time Warner, Inc.
6.50%, due 11/15/2036		2,230	2,232
Oil & Gas Extraction (2.1%)
Anadarko Petroleum Corp., Senior Note
6.45%, due 09/15/2036		310	311
Chesapeake Energy Corp., Senior Note
6.88%, due 11/15/2020		980	987
Pioneer Natural Resources Co., Senior Note
5.88%, due 07/15/2016		1,040	967
Weatherford International, Ltd.
6.50%, due 08/01/2036		840	855
XTO Energy, Inc., Senior Note
6.10%, due 04/01/2036		535	526
Paper & Allied Products (3.4%)
Abitibi-Consolidated, Inc.
7.40%, due 04/01/2018		35	30
7.50%, due 04/01/2028		30	25
8.50%, due 08/01/2029		15	13
8.85%, due 08/01/2030		485	429
Bowater, Inc.
6.50%, due 06/15/2013		910	825
Georgia-Pacific Corp.
7.38%, due 12/01/2025		305	297
7.75%, due 11/15/2029		700	696
Georgia-Pacific Corp., Senior Note
8.00%, due 01/15/2024		1,850	1,869
Georgia-Pacific Corp./Timber Group
7.25%, due 06/01/2028		105	102
International Paper Co.
5.25%, due 04/01/2016		1,800	1,707
Personal Credit Institutions (1.1%)
SLM Corp., Series A (MTN)
6.50%, due 06/15/2010	NZD	2,805	1,946
Pharmaceuticals (1.5%)
Elan Finance PLC/Elan Finance Corp.
7.75%, due 11/15/2011		625	622
Elan Finance PLC/Elan Finance Corp., Guaranteed Senior Note-144A
8.88%, due 12/01/2013		840	865
Hospira, Inc.
6.05%, due 03/30/2017		270	273
Teva Pharmaceutical Finance LLC, Guaranteed Note
6.15%, due 02/01/2036		870	848
Printing & Publishing (0.3%)
Tribune Co.
5.25%, due 08/15/2015		710	574
Radio & Television Broadcasting (0.5%)
BSKYB Finance UK PLC-144A
6.50%, due 10/15/2035		855	857
Railroads (0.3%)
CSX Corp.
6.00%, due 10/01/2036		570	550

Restaurants (0.4%)
Aramark Services, Inc., Senior Note
5.00%, due 06/01/2012		700	632
Retail Trade (0.9%)
Toys R US, Inc.
7.88%, due 04/15/2013		355	335
7.38%, due 10/15/2018		1,375	1,210
Stone, Clay & Glass Products (1.5%)
Owens-Illinois, Inc.
7.80%, due 05/15/2018		900	932
USG Corp., Senior Note-144A
6.30%, due 11/15/2016		1,700	1,699
Telecommunications (7.8%)
America Movil SA de CV-144A
8.46%, due 12/18/2036	MXN	14,000	1,292
AT&T Corp.
6.50%, due 03/15/2029		200	199
Citizens Communications Co., Senior Note-144A
7.13%, due 03/15/2019		1,665	1,677
Embarq Corp.
7.08%, due 06/01/2016		515	532
Level 3 Financing, Inc., Senior Note-144A
8.75%, due 02/15/2017		50	51
Qwest Capital Funding, Inc.
6.88%, due 07/15/2028		2,415	2,306
7.75%, due 02/15/2031		530	538
Sprint Capital Corp.
6.88%, due 11/15/2028		542	538
Sprint Nextel Corp.
6.00%, due 12/01/2016		967	949
Telecom Italia Capital
6.00%, due 09/30/2034		100	93
Telefonica Emisones SAU, Guaranteed Senior Note
7.05%, due 06/20/2036		450	483
TELUS Corp.
4.95%, due 03/15/2017	CAD	1,665	1,390
True Move Co., Ltd., Guaranteed Note-144A
10.75%, due 12/16/2013		645	677
Verizon Communications, Inc.
6.25%, due 04/01/2037		2,590	2,595
Vodafone Group PLC
6.15%, due 02/27/2037		160	158
U.S. Government & Agency (2.9%)
Freddie Mac
4.63%, due 12/19/2008		5,000	4,977
Wholesale Trade Durable Goods (0.5%)
Owens & Minor, Inc., Senior Note
6.35%, due 04/15/2016		835	845
Total Corporate Debt Securities (cost: $118,920)			119,276

CONVERTIBLE BOND (3.2%)
Health Services (0.9%)
Nektar Therapeutics, Subordinated Note
3.25%, due 09/28/2012		1,710	1,618
Motion Pictures (0.1%)
Liberty Media Corp.
3.50%, due 01/15/2031		126	123
Pharmaceuticals (0.6%)
Valeant Pharmaceuticals International, Subordinated Note
4.00%, due 11/15/2013		1,165	1,075
Telecommunications (1.6%)
JDS Uniphase Corp., Senior Note
Zero Coupon, due 11/15/2010		570	526

Level 3 Communications, Inc., Subordinated Note
6.00%, due 09/15/2009	370	366
6.00%, due 03/15/2010	1,950	1,860
Total Convertible Bond (cost: $5,600)		5,568

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
Electric Services (0.1%)
AES Trust III(‡)	5,050	251
Gas Production & Distribution (0.1%)
El Paso Energy Capital Trust I(‡)	3,200	131
Oil & Gas Extraction (0.3%)
Chesapeake Energy Corp.	3,915	435
Stone, Clay & Glass Products (0.0%)
Owens-Illinois, Inc.(‡)	1,950	77
Total Convertible Preferred Stocks (cost: $845)		894

Total Investment Securities (cost: $164,835)(#)		$165,700

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2007.
(‡)	Non-income producing.
(#)

Aggregate cost for federal income tax purposes is $164,835. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,467 and $602, respectively. Net unrealized appreciation for tax purposes is $865.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $22,614 or 13.0% of the net assets of the Fund.

CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MTN	Medium-Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
ZAR	South African Rand

TA IDEX Marsico International Growth

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,135.30	1.14%	$6.04
Hypothetical(b)	1,000.00	1,019.14	1.14%	5.71

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2007 (unaudited)

Asia	0.9%
Europe	55.5%
Latin America	5.7%
North America	4.9%
Pacific Rim	25.5%
South America	2.5%
Other	5.0%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.6%)
Australia (4.8%)
CSL, Ltd.	64,260	$4,668
Macquarie Bank, Ltd.	189,372	13,713
Macquarie Infrastructure Group(a)	1,115,702	3,520
Austria (3.3%)
Erste Bank der Oesterreichischen Sparkassen AG	186,717	15,040
Bermuda (1.5%)
Esprit Holdings, Ltd.	546,000	6,667
Brazil (2.4%)
Gafisa SA	198,427	2,794
JHSF Participacoes SA(‡)	302,600	1,236
Uniao de Bancos Brasileiros SA, GDR	70,961	6,887
Canada (1.9%)
Canadian National Railway Co.	89,340	4,488
Shoppers Drug Mart Corp.	92,195	4,220
Cayman Islands (1.5%)
Melco PBL Entertainment Macau, Ltd., ADR(‡)(†)	379,449	6,610
China (0.9%)
Industrial & Commercial Bank of China-Class H(‡)	7,164,000	3,930
France (10.7%)
Accor SA	141,741	13,440
AXA	242,203	11,215
Cie de Saint-Gobain	54,414	5,856
Electricite de France	30,107	2,634
JC Decaux SA	188,920	5,925
Veolia Environnement	113,062	9,397
Germany (4.3%)
Continental AG	119,693	16,740
Linde AG	25,133	2,824
Hong Kong (5.6%)
China Merchants Holdings International Co., Ltd.	994,000	4,429
China Mobile Hong Kong, Ltd.	1,383,500	12,639
CNOOC, Ltd.	5,147,500	4,475
Shangri-La Asia, Ltd.	1,658,000	4,070
India (0.9%)
ICICI Bank, Ltd., Sponsored ADR(†)	95,583	3,911
Italy (3.4%)
Intesa Sanpaolo SpA(‡)	1,850,664	15,609
Japan (11.3%)
Advantest Corp.	73,600	3,257
Chugai Pharmaceutical Co., Ltd.	369,400	9,418
Daikin Industries, Ltd.	129,229	4,367
Marubeni Corp.	931,000	5,589
Mitsui Trust Holdings, Inc.	551,000	4,977
Mizuho Financial Group, Inc.	653	3,929
Nippon Electric Glass Co., Ltd.	121,500	2,079
Toyota Motor Corp.	210,000	12,753
Yamada Denki Co., Ltd.	53,500	4,943
Mexico (5.5%)
America Movil SAB de CV, Series L, ADR(†)	155,374	8,162
Cemex SA B de CV, ADR(‡)(†)	124,955	4,061
Fomento Economico Mexicano SAB, Sponsored ADR	43,971	4,735
Grupo Televisa SA, Sponsored ADR	281,393	7,893
Netherland Antilles (1.9%)
Schlumberger, Ltd.	118,623	8,758
Singapore (1.5%)
Capitaland, Ltd.	1,195,000	6,684
South Korea (0.5%)
POSCO	5,140	2,174
Sweden (0.6%)
Volvo AB-Class B	157,098	2,649

Switzerland (15.6%)
ABB, Ltd.	241,848	4,910
Actelion NV(‡)	9,949	2,375
Holcim, Ltd.	101,463	10,956
Lonza Group AG	88,390	8,695
Nestle SA	16,511	6,564
Roche Holding AG-Genusschein	52,577	9,943
Swiss Reinsurance(a)	71,987	6,813
Syngenta AG(‡)	44,604	8,923
UBS AG-Registered	173,475	11,379
United Kingdom (14.5%)
BAE Systems PLC	1,143,774	10,453
British Sky Broadcasting PLC	601,014	6,911
Diageo PLC	208,580	4,417
Man Group PLC	734,707	8,302
Northern Rock PLC	284,708	6,132
Reckitt Benckiser PLC	96,425	5,305
Rio Tinto PLC	103,601	6,367
Tesco PLC	1,910,230	17,668
Total Common Stocks (cost: $351,408)		419,478

	Principal	Value
SECURITY LENDING COLLATERAL (4.0%)
Debt (4.0%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007(*)	571	571
5.27%, due 06/18/2007(*)	571	571
Commercial Paper (0.9%)
Bear Stearns & Co.
5.31%, due 07/10/2007	229	229
CAFCO LLC-144A
5.29%, due 05/31/2007	221	221
Charta LLC-144A
5.30%, due 05/09/2007	152	152
5.29%, due 06/13/2007	114	114
Compass Securitization LLC-144A
5.29%, due 05/25/2007	114	114
CRC Funding LLC-144A
5.28%, due 05/16/2007	114	114
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	114	114
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	114	114
5.28%, due 05/24/2007	114	114
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	229	229
Liberty Street-144A
5.29%, due 05/03/2007	224	224
Morgan Stanley
5.32%, due 08/01/2007	229	229
Old Line Funding LLC-144A
5.30%, due 05/15/2007	228	228
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	452	452
5.30%, due 05/29/2007	114	114
5.29%, due 05/31/2007	114	114
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	114	114
5.29%, due 05/17/2007	114	114
5.28%, due 06/01/2007	114	114
5.29%, due 06/19/2007	151	151
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	171	171
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	114	114

Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	228	228
Yorktown Capital LLC
5.30%, due 05/14/2007	114	114
Euro Dollar Overnight (0.5%)
Bank of Nova Scotia
5.28%, due 05/01/2007	114	114
Citigroup
5.31%, due 05/04/2007	228	228
Deutsche Bank
5.28%, due 05/03/2007	228	228
First Tennessee National Corp.
5.31%, due 05/02/2007	228	228
National Australia Bank
5.30%, due 05/01/2007	228	228
Rabobank Nederland
5.30%, due 05/01/2007	228	228
Royal Bank of Canada
5.30%, due 05/01/2007	228	228
Royal Bank of Scotland
5.29%, due 05/07/2007	114	114
Societe Generale
5.31%, due 05/01/2007	228	228
Svenska Handlesbanken
5.31%, due 05/01/2007	433	433
Euro Dollar Terms (1.5%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	228	228
Bank of Montreal
5.28%, due 05/18/2007	114	114
Bank of Nova Scotia
5.28%, due 05/09/2007	160	160
Barclays
5.29%, due 05/07/2007	228	228
5.30%, due 05/16/2007	228	228
5.29%, due 05/21/2007	114	114
5.30%, due 06/04/2007	114	114
5.29%, due 06/08/2007	228	228
Calyon
5.30%, due 05/17/2007	114	114
5.31%, due 05/24/2007	228	228
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	343	343
5.28%, due 05/29/2007	114	114
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	228	228
Deutsche Bank
5.30%, due 05/15/2007	228	228
Fortis Bank
5.28%, due 05/21/2007	343	343
5.28%, due 05/25/2007	343	343
5.30%, due 06/25/2007	228	228
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	343	343
Royal Bank of Scotland
5.30%, due 05/08/2007	228	228
5.30%, due 05/09/2007	114	114
5.31%, due 05/25/2007	228	228
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	114	114
Swedbank AB
5.30%, due 05/11/2007	228	228
Toronto Dominion Bank
5.28%, due 05/10/2007	228	228

UBS AG
5.28%, due 06/01/2007	228	228
5.29%, due 06/12/2007	457	457
5.29%, due 06/15/2007	343	343
5.29%, due 06/18/2007	571	571
Repurchase Agreements (0.9%)(††)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $632 on 05/01/2007	632	632
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $2,511 on 05/01/2007	2,511	2,511
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,100 on 05/01/2007	1,100	1,100
Total Security Lending Collateral (cost: $18,303)		18,303
Total Investment Securities (cost: $369,711)(#)		$437,781

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Passive Foreign Investment Company.
(‡)	Non-income producing.
(†)	At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $17,522.
(*)	Floating or variable rate note. Rate is listed as of April 30, 2007.
(††)

Cash collateral for the Repurchase Agreements, valued at $4,352, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(#)

Aggregate cost for federal income tax purposes is $371,681. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $70,500 and $4,400, respectively. Net unrealized appreciation for tax purposes is $66,100.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $3,424 or 0.8% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	12.0%	$54,283
Security & Commodity Brokers	8.1%	36,913
Pharmaceuticals	5.8%	26,404
Chemicals & Allied Products	5.1%	22,923
Telecommunications	4.6%	20,801
Food Stores	3.9%	17,668
Hotels & Other Lodging Places	3.9%	17,510
Radio & Television Broadcasting	3.8%	17,290
Rubber & Misc. Plastic Products	3.7%	16,740
Stone, Clay & Glass Products	3.3%	15,017
Oil & Gas Extraction	2.9%	13,233
Automotive	2.8%	12,753
Wholesale Trade Durable Goods	2.7%	12,256
Life Insurance	2.5%	11,215
Real Estate	2.4%	10,714
Aerospace	2.3%	10,453
Beverages	2.0%	9,153
Engineering & Management Services	1.7%	7,735
Industrial Machinery & Equipment	1.5%	7,016
Communication	1.5%	6,911
Insurance	1.5%	6,813
Amusement & Recreation Services	1.5%	6,610
Food & Kindred Products	1.4%	6,564
Metal Mining	1.4%	6,367
Mortgage Bankers & Brokers	1.4%	6,132
Business Services	1.3%	5,925
Lumber & Other Building Materials	1.3%	5,855
Radio, Television & Computer Stores	1.1%	4,943
Railroads	1.0%	4,488
Water Transportation	1.0%	4,429
Drug Stores & Proprietary Stores	0.9%	4,220
Instruments & Related Products	0.7%	3,257
Electric Services	0.6%	2,634
Primary Metal Industries	0.5%	2,174
Electronic Components & Accessories	0.5%	2,079
Investment Securities, at value	92.6%	419,478
Short-Term Investments	4.0%	18,303
Total Investment Securities	96.6%	$437,781

TA IDEX Mellon Market Neutral Strategy

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 3, 2007 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,009.00	1.59%	$5.12
Hypothetical(b)	1,000.00	1,010.93	1.59%	5.12

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (117 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2007 (unaudited)

	Long %	Short %
Basic Materials	5.9%	(5.2)%
Communications	7.1%	(5.3)%
Consumer Cyclical	16.6%	(16.8)%
Consumer Non-Cyclical	20.3%	(20.3)%
Energy	8.1%	(9.8)%
Financial	12.8%	(10.1)%
Industrial	11.4%	(14.1)%
Technology	11.7%	(11.6)%
Utilities	6.1%	(6.8)%
	100.0%	(100.0)%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.4%)
Aerospace (0.7%)
Lockheed Martin Corp.	8,200	$788
Air Transportation (1.4%)
AMR Corp.(‡)	23,200	605
Continental Airlines, Inc.-Class B(‡)	25,700	940
Apparel & Accessory Stores (3.2%)
Aeropostale, Inc.(‡)	14,100	580
American Eagle Outfitters	48,800	1,438
Kohl’s Corp.(‡)	19,300	1,429
Automotive (1.1%)
Harley-Davidson, Inc.	10,200	646
PACCAR, Inc.	6,700	563
Beverages (1.1%)
Pepsi Bottling Group, Inc.	36,400	1,194
Business Credit Institutions (0.8%)
CIT Group, Inc.	14,000	835
Business Services (3.0%)
Convergys Corp.(‡)	14,400	364
Korn/Ferry International(‡)	19,900	469
Manpower, Inc.	9,700	778
MPS Group, Inc.(‡)	29,800	408
Omnicom Group, Inc.	5,900	618
Sotheby’s Holdings-Class A	10,400	537
Chemicals & Allied Products (4.3%)
Alberto-Culver Co.	23,500	571
Ecolab, Inc.	24,000	1,032
Olin Corp.	96,800	1,659
Rohm & Haas Co.	6,400	327
Sherwin-Williams Co. (The)	11,800	752
Valspar Corp.	10,800	292
Commercial Banks (3.5%)
Bank of America Corp.	33,300	1,695
National City Corp.	9,100	333
Wells Fargo & Co.	37,800	1,357
Whitney Holding Corp.	12,800	394
Communication (1.1%)
DIRECTV Group (The), Inc.(‡)	50,700	1,209
Communications Equipment (2.4%)
Network Appliance, Inc.(‡)	43,300	1,611
Polycom, Inc.(‡)	29,600	986
Computer & Data Processing Services (6.0%)
Advent Software, Inc.(‡)	8,000	268
Alliance Data Systems Corp.(‡)	6,800	433
Fiserv, Inc.(‡)	14,100	750
Jack Henry & Associates, Inc.	27,600	655
Mentor Graphics Corp.(‡)	46,500	752
National Instruments Corp.	42,800	1,192
Synopsys, Inc.(‡)	46,800	1,294
Total System Services, Inc.	33,300	1,034
Computer & Office Equipment (2.5%)
Apple, Inc.(‡)	12,400	1,238
Jabil Circuit, Inc.	33,500	781
Lexmark International, Inc.(‡)	8,400	458
Western Digital Corp.(‡)	13,500	239
Department Stores (1.1%)
Dillard’s, Inc.-Class A	6,200	215
TJX Cos., Inc.	35,500	990
Drug Stores & Proprietary Stores (1.6%)
Walgreen Co.	38,600	1,695
Electric Services (4.5%)
Allegheny Energy, Inc.(‡)	8,300	444
CenterPoint Energy, Inc.	42,300	796
Duke Energy Corp.	30,200	620
Energy East Corp.	37,400	906
NRG Energy, Inc.(‡)	4,500	355

Reliant Energy, Inc.(‡)	9,900	220
Sierra Pacific Resources(‡)	40,700	743
Westar Energy, Inc.	25,900	705
Electric, Gas & Sanitary Services (2.0%)
Allied Waste Industries, Inc.(‡)	98,100	1,312
PG&E Corp.	16,100	815
Electrical Goods (0.4%)
Avnet, Inc.(‡)	10,000	409
Electronic & Other Electric Equipment (0.5%)
Thomas & Betts Corp.(‡)	10,000	545
Electronic Components & Accessories (3.4%)
AVX Corp.	19,000	316
Dolby Laboratories, Inc.-Class A(‡)	6,700	237
Intersil Corp.-Class A	31,300	932
Molex, Inc.	33,500	1,001
Novellus Systems, Inc.(‡)	26,500	858
Xilinx, Inc.	10,700	315
Engineering & Management Services (0.2%)
Jacobs Engineering Group, Inc.(‡)	5,200	262
Food & Kindred Products (2.1%)
Corn Products International, Inc.	6,900	275
Hormel Foods Corp.	13,400	510
McCormick & Co., Inc.	38,200	1,418
Food Stores (1.7%)
Kroger Co.	34,700	1,024
Safeway, Inc.	22,500	817
Furniture & Fixtures (0.6%)
Kinetic Concepts, Inc.(‡)	13,000	650
Gas Production & Distribution (1.0%)
AGL Resources, Inc.	12,700	553
Oneok, Inc.	6,100	295
UGI Corp.	8,300	235
Health Services (2.6%)
Edwards Lifesciences Corp.(‡)	7,000	343
Health Management Associates, Inc.-Class A	50,800	543
LifePoint Hospitals, Inc.(‡)	14,800	540
Lincare Holdings, Inc.(‡)	13,500	532
Quest Diagnostics, Inc.	16,700	816
Hotels & Other Lodging Places (0.7%)
Choice Hotels International, Inc.	12,300	463
Starwood Hotels & Resorts Worldwide, Inc.	3,800	255
Industrial Machinery & Equipment (4.0%)
Gardner Denver, Inc.(‡)	36,200	1,368
Lam Research Corp.(‡)	10,800	581
Manitowoc Co.	15,100	1,030
Modine Manufacturing Co.	9,400	217
Terex Corp.(‡)	14,000	1,090
Insurance (6.1%)
Cincinnati Financial Corp.	29,600	1,339
HCC Insurance Holdings, Inc.	21,100	647
Ohio Casualty Corp.	51,100	1,617
SAFECO Corp.	11,200	747
Stancorp Financial Group, Inc.	16,400	781
WellCare Health Plans, Inc.(‡)	17,600	1,418
Insurance Agents, Brokers & Service (0.2%)
Humana, Inc.(‡)	3,700	234
Life Insurance (0.2%)
Reinsurance Group of America, Inc.	3,800	237
Medical Instruments & Supplies (0.2%)
Beckman Coulter, Inc.	3,500	220
Metal Cans & Shipping Containers (0.4%)
Crown Holdings, Inc.(‡)	19,500	471
Oil & Gas Extraction (5.1%)
Anadarko Petroleum Corp.	7,200	336
Chesapeake Energy Corp.	55,800	1,883
Global Industries, Ltd.(‡)	27,000	561
Patterson-UTI Energy, Inc.	30,400	741

XTO Energy, Inc.	35,600	1,932
Paper & Allied Products (1.1%)
Bemis Co.	27,000	897
International Paper Co.	7,100	268
Paperboard Containers & Boxes (0.5%)
Packaging Corp. of America	21,200	525
Personal Credit Institutions (0.6%)
AmeriCredit Corp.(‡)	27,300	689
Petroleum Refining (2.5%)
Exxon Mobil Corp.	3,100	246
Holly Corp.	19,200	1,221
Tesoro Corp.	10,100	1,224
Pharmaceuticals (5.4%)
AmerisourceBergen Corp.	23,500	1,175
Forest Laboratories, Inc.(‡)	22,700	1,208
Johnson & Johnson	18,400	1,182
McKesson Corp.	6,100	359
Mylan Laboratories	50,600	1,110
Schering-Plough Corp.	22,300	708
Primary Metal Industries (1.7%)
Alcoa, Inc.	23,600	838
Steel Dynamics, Inc.	21,800	966
Printing & Publishing (1.7%)
CBS Corp.-Class B	21,300	677
Meredith Corp.	18,900	1,095
Real Estate (0.5%)
Jones Lang Lasalle, Inc.	5,000	537
Residential Building Construction (0.3%)
DR Horton, Inc.	14,300	317
Restaurants (1.5%)
Brinker International, Inc.	26,000	809
Darden Restaurants, Inc.	19,700	817
Retail Trade (3.6%)
Big Lots, Inc.(‡)	32,500	1,046
Family Dollar Stores, Inc.	24,600	783
Nutri/System, Inc.(‡)	33,300	2,065
Rubber & Misc. Plastic Products (0.5%)
Goodyear Tire & Rubber Co. (The)(‡)	14,900	496
Savings Institutions (0.4%)
IndyMac Bancorp, Inc.	14,100	426
Security & Commodity Brokers (1.6%)
Goldman Sachs Group, Inc. (The)	1,500	328
Lehman Brothers Holdings, Inc.	10,900	821
Merrill Lynch & Co., Inc.	2,500	226
Raymond James Financial, Inc.	11,600	356
Stone, Clay & Glass Products (0.8%)
Eagle Materials, Inc.	12,400	553
Gentex Corp.	18,300	326
Telecommunications (0.8%)
CenturyTel, Inc.	4,200	193
Telephone & Data Systems, Inc.	10,900	621
Toys, Games & Hobbies (1.2%)
Mattel, Inc.	45,300	1,282
Water Transportation (0.5%)
Tidewater, Inc.	7,800	493
Wholesale Trade Durable Goods (1.2%)
Ingram Micro, Inc.-Class A(‡)	33,600	659
Pool Corp.	14,400	578
Wholesale Trade Nondurable Goods (1.3%)
SYSCO Corp.	42,000	1,375
Total Common Stocks (cost: $100,065)		104,409

Total Investment Securities (cost: $100,065)(#)		$104,409

SCHEDULE OF INVESTMENTS SOLD SHORT

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (97.4%)
COMMON STOCKS (97.4%)
Aerospace (0.4%)
General Dynamics Corp.	(5,600)	$(440)
Air Transportation (1.0%)
Airtran Holdings, Inc.(‡)	(46,400)	(511)
Alaska Air Group, Inc.(‡)	(18,800)	(557)
Amusement & Recreation Services (0.5%)
Penn National Gaming, Inc.(‡)	(11,500)	(556)
Apparel & Accessory Stores (2.6%)
Chico’s FAS, Inc.(‡)	(44,400)	(1,170)
Pacific Sunwear of California, Inc.(‡)	(21,300)	(446)
Urban Outfitters, Inc.(‡)	(43,500)	(1,121)
Apparel Products (0.8%)
Liz Claiborne, Inc.	(4,800)	(215)
Polo Ralph Lauren Corp.	(6,800)	(626)
Automotive (0.2%)
Advance Auto Parts, Inc.	(5,800)	(239)
Beverages (1.0%)
Hansen Natural Corp.(‡)	(27,100)	(1,035)
Business Services (2.1%)
Brink’s Co. (The)	(8,800)	(559)
Iron Mountain, Inc.(‡)	(25,900)	(728)
Lamar Advertising Co.	(15,100)	(911)
Chemicals & Allied Products (2.5%)
Avon Products, Inc.	(13,100)	(521)
Church & Dwight Co., Inc.	(4,400)	(223)
Cytec Industries, Inc.	(8,800)	(483)
Monsanto Co.	(4,100)	(242)
Mosaic Co. (The)(‡)	(27,900)	(823)
RPM, Inc.	(16,500)	(351)
Commercial Banks (1.8%)
City National Corp.	(3,800)	(278)
First Horizon National Corp.	(13,500)	(529)
Wilmington Trust Corp.	(9,200)	(372)
Zions Bancorp	(8,700)	(712)
Communication (1.0%)
SBA Communications Corp.(‡)	(37,500)	(1,103)
Communications Equipment (1.0%)
Ciena Corp.(‡)	(21,900)	(639)
Motorola, Inc.	(21,800)	(378)
Computer & Data Processing Services (4.6%)
Adobe Systems, Inc.(‡)	(22,100)	(919)
BISYS Group (The), Inc.(‡)	(94,600)	(1,095)
CA, Inc.	(37,400)	(1,020)
Electronic Arts, Inc.(‡)	(21,500)	(1,084)
Microsoft Corp.	(28,100)	(841)
Computer & Office Equipment (3.9%)
Dell, Inc.(‡)	(19,800)	(499)
Sandisk Corp.(‡)	(24,800)	(1,078)
Scientific Games Corp.-Class A(‡)	(45,800)	(1,525)
VeriFone Holdings, Inc.(‡)	(8,300)	(293)
Zebra Technologies Corp.-Class A(‡)	(19,300)	(768)
Construction (0.2%)
Fluor Corp.	(2,700)	(258)
Department Stores (0.8%)
BJ’s Wholesale Club, Inc.(‡)	(10,600)	(366)
Federated Department Stores, Inc.	(12,300)	(540)
Educational Services (0.8%)
Career Education Corp.(‡)	(28,100)	(830)
Electric Services (4.5%)
Black Hills Corp.	(21,900)	(872)
Dominion Resources, Inc.	(12,100)	(1,104)
DPL, Inc.	(39,200)	(1,229)
Integrys Energy Group, Inc.	(7,200)	(404)
PPL Corp.	(15,300)	(667)
Progress Energy, Inc.	(9,700)	(490)
Electric, Gas & Sanitary Services (3.1%)
Exelon Corp.	(15,900)	(1,199)

Public Service Enterprise Group, Inc.	(13,300)	(1,150)
Stericycle, Inc.(‡)	(11,100)	(967)
Electronic & Other Electric Equipment (0.3%)
Energizer Holdings, Inc.(‡)	(3,400)	(330)
Electronic Components & Accessories (3.1%)
Advanced Micro Devices, Inc.(‡)	(82,400)	(1,139)
Intel Corp.	(33,400)	(718)
Linear Technology Corp.	(6,500)	(243)
Silicon Laboratories, Inc.(‡)	(35,800)	(1,175)
Engineering & Management Services (1.5%)
Shaw Group (The), Inc.(‡)	(48,400)	(1,570)
Food & Kindred Products (3.2%)
Hershey Co. (The)	(19,800)	(1,088)
Sara Lee Corp.	(55,000)	(903)
Smithfield Foods, Inc.(‡)	(10,200)	(312)
Tyson Foods, Inc.-Class A	(53,600)	(1,123)
Food Stores (2.2%)
Panera Bread Co.-Class A(‡)	(26,100)	(1,454)
Ruddick Corp.	(31,400)	(943)
Furniture & Fixtures (1.4%)
HNI Corp.	(19,700)	(822)
Johnson Controls, Inc.	(6,100)	(624)
Gas Production & Distribution (2.2%)
National Fuel Gas Co.	(14,800)	(696)
Questar Corp.	(4,600)	(447)
Southwestern Energy Co.(‡)	(28,400)	(1,193)
Health Services (2.8%)
Covance, Inc.(‡)	(4,300)	(260)
Manor Care, Inc.	(11,300)	(733)
Omnicare, Inc.	(28,200)	(935)
Pediatrix Medical Group, Inc.(‡)	(19,100)	(1,090)
Hotels & Other Lodging Places (0.4%)
MGM Mirage, Inc.(‡)	(6,800)	(457)
Industrial Machinery & Equipment (2.1%)
AGCO Corp.(‡)	(10,000)	(417)
Deere & Co.	(2,000)	(219)
Flowserve Corp.	(11,300)	(689)
Kennametal, Inc.	(3,500)	(247)
Stanley Works (The)	(5,500)	(321)
Timken Co.	(11,300)	(373)
Instruments & Related Products (1.5%)
Bausch & Lomb, Inc.	(3,600)	(212)
Eastman Kodak Co.	(28,400)	(707)
PerkinElmer, Inc.	(27,800)	(673)
Insurance (3.3%)
First American Corp.	(10,700)	(551)
Mercury General Corp.	(17,800)	(964)
MGIC Investment Corp.	(17,900)	(1,103)
PMI Group, Inc. (The)	(8,600)	(417)
Travelers Cos., Inc. (The)	(8,800)	(476)
Insurance Agents, Brokers & Service (1.5%)
AON Corp.	(42,300)	(1,639)
Leather & Leather Products (0.5%)
Timberland Co.-Class A(‡)	(19,400)	(501)
Life Insurance (1.3%)
Conseco, Inc.(‡)	(80,000)	(1,415)
Lumber & Other Building Materials (0.5%)
Martin Marietta Materials, Inc.	(4,000)	(583)
Lumber & Wood Products (0.7%)
Weyerhaeuser Co.	(9,737)	(771)
Management Services (1.0%)
Hewitt Associates, Inc.-Class A(‡)	(37,100)	(1,104)
Medical Instruments & Supplies (1.6%)
Boston Scientific Corp.(‡)	(69,800)	(1,078)
Resmed, Inc.(‡)	(9,900)	(418)
Respironics, Inc.(‡)	(5,800)	(236)
Mining (2.7%)
Foundation Coal Holdings, Inc.	(26,400)	(1,040)

Massey Energy Co.	(24,600)	(663)
Vulcan Materials Co.	(9,700)	(1,200)
Motion Pictures (0.5%)
Avid Technology, Inc.(‡)	(15,700)	(522)
Motor Vehicles, Parts & Supplies (0.3%)
BorgWarner, Inc.	(4,600)	(358)
Oil & Gas Extraction (5.7%)
Diamond Offshore Drilling, Inc.	(14,000)	(1,198)
Equitable Resources, Inc.	(32,700)	(1,701)
Pride International, Inc.(‡)	(14,400)	(472)
Range Resources Corp.	(17,300)	(632)
Schlumberger, Ltd.	(13,400)	(989)
Transocean, Inc.(‡)	(13,500)	(1,164)
Paper & Allied Products (2.8%)
Bowater, Inc.	(35,300)	(773)
Glatfelter	(50,400)	(754)
MeadWestvaco Corp.	(31,900)	(1,064)
Smurfit-Stone Container Corp.(‡)	(29,700)	(358)
Personal Services (1.1%)
H&R Block, Inc.	(37,200)	(841)
Regis Corp.	(10,100)	(386)
Pharmaceuticals (4.6%)
Abbott Laboratories	(20,600)	(1,166)
Abraxis BioScience, Inc.	(11,300)	(311)
Allergan, Inc.	(6,800)	(824)
Barr Pharmaceuticals, Inc.(‡)	(23,400)	(1,132)
Bristol-Myers Squibb Co.	(40,900)	(1,180)
Watson Pharmaceuticals, Inc.(‡)	(12,800)	(349)
Primary Metal Industries (1.0%)
Hubbell, Inc.-Class B	(20,200)	(1,044)
Printing & Publishing (1.5%)
RH Donnelley Corp.(‡)	(20,700)	(1,616)
Radio & Television Broadcasting (0.2%)
Entercom Communications Corp.	(7,000)	(194)
Real Estate (0.9%)
Forest City Enterprises, Inc.-Class A	(13,800)	(922)
Research & Testing Services (0.5%)
Pharmaceutical Product Development, Inc.	(15,500)	(559)
Restaurants (1.6%)
Cheesecake Factory (The)(‡)	(17,900)	(494)
McDonald’s Corp.	(7,500)	(362)
Starbucks Corp.(‡)	(28,400)	(881)
Retail Trade (2.3%)
Barnes & Noble, Inc.	(5,400)	(213)
Borders Group, Inc.	(45,200)	(954)
Coldwater Creek, Inc.(‡)	(42,100)	(871)
MSC Industrial Direct Co.-Class A	(4,400)	(214)
Tiffany & Co.	(5,100)	(243)
Rubber & Misc. Plastic Products (0.2%)
Newell Rubbermaid, Inc.	(7,200)	(221)
Security & Commodity Brokers (1.1%)
Nuveen Investments, Inc.-Class A	(21,600)	(1,151)
Stone, Clay & Glass Products (0.9%)
Owens-IIlinois, Inc.(‡)	(31,000)	(933)
Telecommunications (1.5%)
Adtran, Inc.	(9,400)	(239)
AT&T, Inc.	(16,200)	(627)
NII Holdings, Inc.(‡)	(5,300)	(407)
Sprint Nextel Corp.	(18,600)	(373)
Transportation & Public Utilities (1.2%)
Expeditors International of Washington, Inc.	(13,200)	(552)
GATX Corp.	(14,300)	(701)
Water Transportation (1.1%)
Alexander & Baldwin, Inc.	(22,300)	(1,192)
Wholesale Trade Durable Goods (0.2%)
Tech Data Corp.(‡)	(6,700)	(238)
Wholesale Trade Nondurable Goods (1.6%)
SUPERVALU, Inc.	(15,600)	(716)
Tractor Supply Co.(‡)	(20,200)	(1,045)
Total Common Stocks (proceeds: $99,566)		(104,374)

Total Securities Sold Short (proceeds: $99,566)		$(104,374)

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)	Non-income producing.

(#)

Aggregate cost for federal income tax purposes is $100,077. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,226 and $1,894, respectively. Net unrealized appreciation for tax purposes is $4,332.

The notes to the financial statements are an integral part of this report.

TA IDEX Neuberger Berman International

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,156.90	1.06%	$5.67
Hypothetical(b)	1,000.00	1,019.54	1.06%	5.31

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2007 (unaudited)

Europe	61.0%
North America	13.3%
Pacific Rim	18.6%
South America	6.0%
Other	1.1%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (2.4%)
Brazil (0.6%)
Universo Online SA(‡)	577,206	$2,911
Germany (1.8%)
Porsche AG	5,284	8,897
Total Preferred Stocks (cost: $8,365)		11,808

COMMON STOCKS (91.4%)
Australia (2.9%)
Paladin Resources, Ltd.(‡)	718,315	5,740
Woodside Petroleum, Ltd.	268,063	8,795
Austria (1.6%)
CAT Oil AG(‡)	168,520	5,237
Zumtobel AG(‡)	82,040	3,001
Belgium (4.4%)
Euronav NV	164,354	5,543
Fortis	98,535	4,459
Icos Vision Systems NV(‡)(†)	51,349	2,398
InBev	122,260	9,577
Bermuda (1.0%)
TPV Technology, Ltd.	7,652,000	5,156
Brazil (5.3%)
Cia Vale do Rio Doce-Class A, ADR	290,440	9,930
M Dias Branco SA	68,610	965
Natura Cosmeticos SA	276,310	3,276
Petroleo Brasileiro SA, ADR(†)	71,935	7,282
Ultrapar Participacoes SA, Sponsored ADR(†)(a)	157,225	4,865
Canada (10.4%)
Addax Petroleum Corp.-144A(‡)	98,900	3,870
Addax Petroleum Corp.-144A	108,285	4,238
Canadian Natural Resources, Ltd.	138,965	8,317
Corus Entertainment, Inc.	150,155	6,321
First Calgary Petroleums, Ltd.(‡)	792,205	3,032
MacDonald Dettwiler & Associates, Ltd.(‡)	218,095	9,772
Stantec, Inc.(‡)	34,600	1,035
Suncor Energy, Inc.	92,533	7,456
Talisman Energy, Inc.	427,450	8,146
France (7.8%)
BNP Paribas	41,726	4,877
Groupe Steria SCA	52,253	3,619
IPSOS	143,592	5,556
Kaufman & Broad SA	64,034	4,894
Pernod-Ricard	5,725	1,225
Societe Generale-Class A	11,585	2,474
Total SA, ADR(†)	76,425	5,632
Vallourec	39,221	10,812
Germany (5.4%)
Continental AG	61,908	8,658
Hypo Real Estate Holding	37,475	2,514
Wacker Chemie AG(‡)	47,375	8,670
Wincor Nixdorf AG	74,479	7,337
Greece (0.9%)
Sarantis SA	113,790	1,258
Titan Cement Co. SA	52,565	3,013
Ireland (9.0%)
Allied Irish Banks PLC	205,307	6,247
Anglo Irish Bank Corp. PLC	717,844	16,233
CRH PLC	261,145	11,494
Depfa Bank PLC	361,320	6,731
Dragon Oil PLC(‡)(a)	1,308,902	4,515
Italy (1.5%)
Marazzi Group SpA	367,102	5,492
Nice SpA(‡)	250,808	2,175

Japan (12.5%)
Aica Kogyo Co., Ltd.	133,000	1,691
Bosch Corp.	364,000	1,750
Chiyoda Corp.	253,000	5,804
FCC Co, Ltd.	258,800	5,203
Gulliver International Co., Ltd.	32,200	2,007
Heiwa Corp.	326,700	4,221
Hogy Medical Co., Ltd.	48,600	2,309
Kaga Electronics Co., Ltd.	147,800	2,715
Mars Engineering Corp.(†)(a)	262,300	5,482
Maruichi Steel Tube, Ltd.	123,500	3,718
Nissan Motor Co., Ltd.	715,700	7,198
Nissin Healthcare Food Service Co., Ltd.(a)	68,800	882
Pasona, Inc.	1,742	3,618
Plenus Co., Ltd.	5,800	108
Sankyo Co., Ltd./Gunma	82,300	3,607
Sumitomo Metal Industries, Ltd.	945,000	4,797
Takuma Co., Ltd.	309,000	2,013
Tenma Corp.	79,200	1,489
Topcon Corp.	182,400	2,746
Yamaha Motor Co., Ltd.	47,500	1,255
Luxembourg (0.9%)
Tenaris SA, ADR	98,750	4,578
Netherlands (1.6%)
OPG Groep NV	54,960	2,000
Tele Atlas NV(‡)(†)	78,269	1,631
Wavin NV	199,626	4,552
Norway (1.7%)
DnB Nor ASA	334,085	4,803
ProSafe SE	242,515	3,780
South Korea (2.8%)
Daegu Bank	131,210	2,179
Hyundai Mobis	32,663	2,636
KT Corp.	99,020	4,464
SK Telecom Co., Ltd.	21,218	4,481
Spain (0.6%)
Renta Corp. Real Estate SA	66,815	2,994
Sweden (0.4%)
Nobia AB	125,925	1,727
Switzerland (3.2%)
Advanced Digital Broadcast Holdings SA(‡)(a)	60,535	4,121
Kloeckner & Co. AG(‡)(†)	106,085	7,029
Swiss Reinsurance	51,380	4,863
United Kingdom (17.5%)
Barclays PLC	254,056	3,696
Barratt Developments PLC	253,335	5,502
Burren Energy PLC	552,376	8,904
GlaxoSmithKline PLC	81,205	2,353
Kensington Group PLC	283,465	3,251
Lloyds TSB Group PLC	780,985	9,074
Northern Rock PLC	190,267	4,098
Northgate PLC	158,125	3,478
Paragon Group of Cos. PLC	193,695	2,121
Punch Taverns PLC	377,953	9,856
Raymarine PLC	45,910	417
Redrow PLC	567,011	6,923
RPS Group PLC	626,553	4,022
Tullow Oil PLC	1,023,879	7,504
Vodafone Group PLC	4,106,619	11,785
William Hill PLC	388,612	4,671
Total Common Stocks (cost: $382,643)		457,943

	Principal	Value
SECURITY LENDING COLLATERAL (3.7%)
Debt (3.7%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007(*)	584	584
5.27%, due 06/18/2007(*)	584	584
Commercial Paper (0.8%)
Bear Stearns & Co.
5.31%, due 07/10/2007	233	233
CAFCO LLC-144A
5.29%, due 05/31/2007	226	226
Charta LLC-144A
5.30%, due 05/09/2007	155	155
5.29%, due 06/13/2007	117	117
Compass Securitization LLC-144A
5.29%, due 05/25/2007	117	117
CRC Funding LLC-144A
5.28%, due 05/16/2007	117	117
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	117	117
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	117	117
5.28%, due 05/24/2007	117	117
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	233	233
Liberty Street-144A
5.29%, due 05/03/2007	229	229
Morgan Stanley
5.32%, due 08/01/2007	233	233
Old Line Funding LLC-144A
5.30%, due 05/15/2007	233	233
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	462	462
5.30%, due 05/29/2007	117	117
5.29%, due 05/31/2007	117	117
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	117	117
5.29%, due 05/17/2007	117	117
5.28%, due 06/01/2007	117	117
5.29%, due 06/19/2007	154	154
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	175	175
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	117	117
Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	233	233
Yorktown Capital LLC
5.30%, due 05/14/2007	117	117
Euro Dollar Overnight (0.4%)
Bank of Nova Scotia
5.28%, due 05/01/2007	117	117
Citigroup
5.31%, due 05/04/2007	233	233
Deutsche Bank
5.28%, due 05/03/2007	233	233
First Tennessee National Corp.
5.31%, due 05/02/2007	233	233
National Australia Bank
5.30%, due 05/01/2007	234	234
Rabobank Nederland
5.30%, due 05/01/2007	234	234
Royal Bank of Canada
5.30%, due 05/01/2007	234	234
Royal Bank of Scotland
5.29%, due 05/07/2007	117	117
Societe Generale
5.31%, due 05/01/2007	234	234

Svenska Handlesbanken
5.31%, due 05/01/2007	443	443
Euro Dollar Terms (1.4%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	234	234
Bank of Montreal
5.28%, due 05/18/2007	117	117
Bank of Nova Scotia
5.28%, due 05/09/2007	163	163
Barclays
5.29%, due 05/07/2007	234	234
5.30%, due 05/16/2007	234	234
5.29%, due 05/21/2007	117	117
5.30%, due 06/04/2007	117	117
5.29%, due 06/08/2007	234	234
Calyon
5.30%, due 05/17/2007	117	117
5.31%, due 05/24/2007	234	234
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	350	350
5.28%, due 05/29/2007	117	117
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	234	234
Deutsche Bank
5.30%, due 05/15/2007	234	234
Fortis Bank
5.28%, due 05/21/2007	350	350
5.28%, due 05/25/2007	350	350
5.30%, due 06/25/2007	234	234
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	350	350
Royal Bank of Scotland
5.30%, due 05/08/2007	234	234
5.30%, due 05/09/2007	117	117
5.31%, due 05/25/2007	234	234
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	117	117
Swedbank AB
5.30%, due 05/11/2007	234	234
Toronto Dominion Bank
5.28%, due 05/10/2007	234	234
UBS AG
5.28%, due 06/01/2007	234	234
5.29%, due 06/12/2007	467	467
5.29%, due 06/15/2007	350	350
5.29%, due 06/18/2007	584	584
Repurchase Agreements (0.9%)(††)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $647 on 05/01/2007	647	647
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $2,571 on 05/01/2007	2,570	2,570
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,126on 05/01/2007	1,126	1,126
Total Security Lending Collateral (cost: $18,735)		18,735
Total Investment Securities (cost: $409,743)(#)		$488,486

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)                                  Non-income producing.

(†)                                  At April 30, 2007, all or a portion of this security is on loan (see Note 1).  The value at April 30, 2007, of all securities on loan is $18,003.

(a)                          Security is deemed to be illiquid.

(*)                                 Floating or variable rate note. Rate is listed as of April 30, 2007.

(††)                            Cash collateral for the Repurchase Agreements, valued at $4,455, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(#)                                 Aggregate cost for federal income tax purposes is $409,941.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $90,284 and $11,739, respectively.  Net unrealized appreciation for tax purposes is $78,545.

DEFINITIONS:

144A                   144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2007, these securities aggregated $11,612 or 2.3% of the net assets of the Fund.

ADR                       American Depositary Receipt

The notes to the financial statements are an integral part of this report.

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Oil & Gas Extraction	16.7%	$83,830
Commercial Banks	12.6%	63,288
Business Services	4.5%	22,425
Telecommunications	4.1%	20,730
Chemicals & Allied Products	3.9%	19,760
Primary Metal Industries	3.9%	19,328
Automotive	3.2%	16,094
Lumber & Other Building Materials	3.2%	16,046
Metal Mining	3.1%	15,670
Computer & Data Processing Services	3.1%	15,498
Manufacturing Industries	2.7%	13,727
Electronic & Other Electric Equipment	2.5%	12,614
Residential Building Construction	2.5%	12,425
Restaurants	2.2%	10,846
Beverages	2.2%	10,802
Motor Vehicles, Parts & Supplies	1.9%	9,588
Engineering & Management Services	1.8%	8,852
Rubber & Misc. Plastic Products	1.7%	8,658
Petroleum Refining	1.5%	7,456
Wholesale Trade Durable Goods	1.4%	7,029
Radio & Television Broadcasting	1.3%	6,321
Water Transportation	1.1%	5,542
Security & Commodity Brokers	1.1%	5,372
Computer & Office Equipment	1.0%	5,156
Electronic Components & Accessories	1.0%	5,113
Medical Instruments & Supplies	1.0%	5,055
Construction	1.0%	4,894
Insurance	1.0%	4,863
Amusement & Recreation Services	0.9%	4,671
Pharmaceuticals	0.9%	4,353
Mortgage Bankers & Brokers	0.8%	4,098
Electric, Gas & Sanitary Services	0.8%	4,022
Stone, Clay & Glass Products	0.6%	3,013
Real Estate	0.6%	2,994
Instruments & Related Products	0.4%	2,175
Automotive Dealers	0.4%	2,007
Furniture & Fixtures	0.4%	1,727
Fabricated Metal Products	0.3%	1,489
Transportation Equipment	0.3%	1,255
Food & Kindred Products	0.2%	965
Investment Securities, at value	93.8%	469,751
Short-Term Investments	3.7%	18,735
Total Investment Securities	97.5%	$488,486

TA IDEX Oppenheimer Developing Markets

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,188.90	1.32%	$7.16
Hypothetical(b)	1,000.00	1,018.25	1.32%	6.61

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2007 (unaudited)

Africa	7.5%
Asia	14.1%
Eastern Europe	3.3%
Europe	9.6%
Latin America	5.1%
North America	4.8%
Other	4.4%
Pacific Rim	35.4%
South America	15.8%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (5.2%)
Brazil (5.0%)
All America Latina Logistica SA	716,000	$8,455
Banco Bradesco SA	205,580	4,380
Eletropaulo Metropolitana de Sao Paulo SA -Class B	27,100,900	1,394
Lojas Americanas SA	59,851,000	3,799
Sadia SA	1,267,000	5,448
Tele Norte Leste Participacoes SA	34,000	561
South Korea (0.2%)
Hyundai Motor Co.	14,320	492
S-Oil Corp.	8,592	507
Total Preferred Stocks (cost: $17,327)		25,036

COMMON STOCKS (89.1%)
Bermuda (0.4%)
Bunge, Ltd.(†)	14,700	1,114
Varitronix International, Ltd.	1,170,000	784
Brazil (10.6%)
All America Latina Logistica SA, GDR-144A(a)	48,800	576
Aracruz Celulose SA, Sponsored ADR	23,400	1,287
Banco Bradesco SA, Sponsored ADR	111,200	2,360
BR Malls Participacoes SA(‡)	49,000	359
Brascan Residential Properties SA	25,000	190
Camargo Correa Desenvolvimento Imobiliario SA	138,500	763
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR(‡)	38,619	1,230
Cia de Bebidas das Americas, ADR	10,300	588
Cia Vale do Rio Doce, ADR(†)	150,600	6,116
Cia Vale do Rio Doce-Class A, ADR	131,200	4,486
Cyrela Brazil Realty SA, GDR-144A(‡)(a)	16,400	3,534
Diagnosticos da America SA	91,200	1,974
Gafisa SA	62,400	879
Iguatemi Empresa de Shopping Centers SA	14,000	221
Lupatech SA	8,000	150
Natura Cosmeticos SA	83,200	987
Petroleo Brasileiro SA, ADR(†)	211,406	21,136
Tele Norte Leste Participacoes SA	109,000	3,529
Canada (0.3%)
Yamana Gold, Inc.(†)	123,300	1,723
Cayman Islands (0.3%)
Hutchison Telecommunications International, Ltd.(‡)	759,000	1,557
China (2.5%)
China Oilfield Services, Ltd.(‡)	648,000	553
China Petroleum & Chemical Corp.-Class H	4,692,000	4,127
China Shenhua Energy Co., Ltd.-Class H	1,315,500	3,287
PetroChina Co., Ltd.-Class H	1,782,000	2,030
Yanzhou Coal Mining Co., Ltd.	1,697,000	1,734
Denmark (0.3%)
FLSmidth & Co. A/S-Class B	19,500	1,489
Egypt (2.7%)
Commercial International Bank, GDR	184,250	1,914
Commercial International Bank, GDR-144A(‡)(a)	109,000	1,132
Eastern Tobacco	35,988	2,630
Medinet Nasr Housing	66,336	2,042
Orascom Telecom Holding SAE	360,595	4,967
France (0.9%)
Technip SA	52,380	4,131
Hong Kong (1.3%)
China Mobile, Ltd., Sponsored ADR	127,800	5,752
Techtronic Industries Co.	4,000	5
Television Broadcasts, Ltd.	64,000	424
India (14.1%)
Amtek Auto, Ltd.	378,500	3,541

Bajaj Auto, Ltd.	46,800	2,778
Bharat Electronics, Ltd.	75,200	3,134
Bharat Forge, Ltd.	27,500	216
Bharat Heavy Electricals	24,392	1,473
Bharti Televentures(‡)	332,900	6,563
GAIL India, Ltd.	185,815	1,334
Gateway Distriparks, Ltd.	24,034	102
HCL Technologies, Ltd.	275,740	2,237
HDFC Bank, Ltd., ADR	6,700	487
Hero Honda Motors, Ltd.	25,651	426
Housing Development Finance Corp.	187,400	7,551
ICICI Bank, Ltd., Sponsored ADR(†)	129,800	5,311
Idea Cellular, Ltd.(‡)	127,301	354
Infosys Technologies, Ltd.	127,400	6,339
ITC, Ltd.	389,300	1,512
Larsen & Toubro, Ltd.	167,500	6,898
Mahindra & Mahindra, Ltd.	185,189	3,502
Reliance Capital, Ltd.	100,700	1,743
Reliance Industries, Ltd.	111,600	4,227
Reliance Natural Resources, Ltd.(‡)	210,000	131
Rico Auto Industries, Ltd.	357,800	406
Siemens India, Ltd.	40,800	1,166
Tata Consultancy Services, Ltd.	163,321	5,019
Trent, Ltd.	27,907	495
Indonesia (5.6%)
Aneka Tambang Tbk PT	3,736,900	6,418
Astra International Tbk PT	1,328,000	2,105
Bank Mandiri Persero Tbk PT	4,978,000	1,685
Gudang Garam Tbk PT	2,018,349	2,411
Indosat Tbk PT	9,597,500	7,185
Ramayana Lestari Sentosa Tbk PT	2,843,900	250
Telekomunikasi Indonesia Tbk PT	5,584,500	6,456
Israel (1.0%)
Bank Hapoalim, Ltd.	258,544	1,358
Bank Leumi Le-Israel	333,700	1,262
Elbit Systems, Ltd.	6,254	255
Israel Discount Bank, Ltd.-Class A(‡)	758,100	1,595
Makhteshim-Agan Industries, Ltd.	23,100	168
Ormat Industries	23,500	283
Luxembourg (0.5%)
Tenaris SA, ADR	47,700	2,211
Malaysia (0.3%)
Commerce Asset Holdings Berhad	123,300	389
IOI Corp. Berhad	80,400	593
Kuala Lumpur Kepong Berhad	51,100	194
Malaysia International Shipping Corp. Berhad	21,500	61
Maxis Communications Berhad	71,900	273
SP Setia Berhad	67,500	163
Mexico (4.6%)
America Movil SAB de CV, Series L, ADR	130,300	6,845
Consorcio ARA SAB de CV	681,700	1,117
Corporacion Geo SAB de CV(‡)	181,100	996
Corporacion Interamericana de Entretenimiento SAB(‡)	297,700	817
Empresas ICA Sociedad Controladora SA de CV(‡)	645,600	2,553
Fomento Economico Mexicano SAB, Sponsored ADR	25,300	2,725
Grupo Financiero Banorte SAB de CV Series O	103,600	451
Grupo Financiero Inbursa SA-Class O	629,700	1,256
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV(‡)	1,450,300	1,818
Sare Holding SA de CV-Class B(‡)	1,988,656	3,331
Norway (0.3%)
DET Norske Oljeselskap(†)(‡)	771,500	1,531
Panama (0.5%)
Banco Latinoamericano de Exportaciones SA	118,400	2,319

Philippine Islands (1.3%)
Jollibee Foods Corp.	1,310,000	1,362
SM Prime Holdings	19,802,241	4,783
Portugal (0.2%)
Jeronimo Martins	38,300	1,098
Russia (5.5%)
Integra Group Holdings, GDR(‡)	25,900	544
LUKOIL, ADR(†)	76,200	6,096
MMC Norilsk Nickel, ADR	12,700	2,451
OAO Gazprom, ADR	144,800	5,770
OAO TMK, GDR-144A(‡)(a)	113,700	4,139
Polymetal, GDR-144A(‡)(a)	271,500	1,846
Surgutneftegaz OJSC, Sponsored ADR(†)	77,360	5,021
Surgutneftegaz, ADR(†)	5,000	323
Singapore (0.9%)
Keppel Corp., Ltd.	200,000	2,816
SembCorp Marine, Ltd.	715,000	1,703
South Africa (7.5%)
Anglo Platinum, Ltd.	56,200	9,145
AngloGold Ashanti, Ltd., ADR	142,700	6,360
Aspen Pharmacare Holdings, Ltd.(‡)	133,586	734
Aveng, Ltd.	93,291	640
Harmony Gold Mining Co., Ltd., ADR(†)(‡)	167,100	2,654
Impala Platinum Holdings, Ltd.	133,400	4,360
JD Group, Ltd.	39,600	526
Liberty Group, Ltd.	91,400	1,198
Massmart Holdings, Ltd.	214,100	2,986
Murray & Roberts Holdings, Ltd.	353,370	3,056
Steinhoff International Holdings, Ltd.	787,900	2,805
Tiger Brands, Ltd.	37,205	1,048
South Korea (12.7%)
Amorepacific Corp.	3,506	2,268
Daegu Bank	67,990	1,129
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	28,100	1,143
FINETEC Corp.	66,694	1,247
GS Engineering & Construction Corp.	13,311	1,332
Hana Financial Group, Inc.	24,650	1,298
Humax Co., Ltd.	94,970	2,189
Hyundai Development Co.	24,430	1,415
Hyundai Engineering & Construction, Co., Inc.(‡)	46,648	2,807
Hyundai Motor Co.	39,118	2,493
Jeonbuk Bank	119,023	1,138
Kia Motors Corp.(‡)	188,110	2,244
Kookmin Bank, ADR	28,300	2,542
Korea Exchange Bank	65,460	1,069
Korea Investment Holdings Co., Ltd.	38,820	2,315
Kyeryong Construction Industrial Co., Ltd.	23,880	1,115
LG Corp.	24,990	919
LG.Philips LCD Co., Ltd.(‡)	23,705	973
Mirae Asset Securities Co., Ltd.	32,990	2,163
Pacific Corp.	1,953	367
Pusan Bank	77,750	1,149
Samsung Electronics Co., Ltd.	23,030	14,207
Samsung Heavy Industries Co., Ltd.	46,230	1,525
Shinhan Financial Group Co., Ltd.	29,510	1,678
Shinsegae Co., Ltd.	3,466	2,369
S-Oil Corp.	34,234	2,642
Ssangyong Motor Co.(‡)	468,184	3,421
Telechips, Inc.	4,747	81
Woori Finance Holdings Co., Ltd.	54,200	1,357
Taiwan (9.2%)
Cathay Financial Holding Co., Ltd.	1,876,180	3,818
Chi Mei Optoelectronics Corp.	1,305,000	1,471
Continental Engineering Corp.	601,290	476
Far Eastern Textile Co., Ltd.	707,740	647
Fubon Financial Holding Co., Ltd.	2,580,000	2,246

High Tech Computer Corp.	12,800	192
Hon Hai Precision Industry Co., Ltd.	1,393,800	9,267
Inventec Appliances Corp.	823,300	1,527
Inventec Co., Ltd.	2,256,960	1,673
Lite-On Technology Corp.	1,775,113	2,203
MediaTek, Inc.	166,000	2,083
Powerchip Semiconductor Corp.	108,624	66
President Chain Store Corp.	523,000	1,344
Quanta Computer, Inc.	1,931,163	2,782
Shin Kong Financial Holding Co., Ltd.	371,418	346
Sunplus Technology Co., Ltd.	1,127,058	2,470
Synnex Technology International Corp.	1,465,300	1,854
Taiwan Fertilizer Co., Ltd.	110,000	202
Taiwan Semiconductor Manufacturing Co., Ltd.	1,901,000	3,920
Uni-President Enterprises Corp.	564,700	558
United Microelectronics Corp.	7,829,086	4,488
Thailand (1.2%)
Advanced Info Service PCL	633,200	1,420
Bangkok Bank PCL-(Foreign Registered)	102,700	334
Kasikornbank PCL	92,200	188
Kiatnakin Bank PCL	883,087	749
Krung Thai Bank PCL	537,000	168
Siam Commercial Bank PCL	52,800	101
Tisco Bank PCL	1,305,200	845
TMB Bank PCL(‡)	33,300,394	1,714
True Corp. PCL(‡)	1,124,000	197
Turkey (3.3%)
Aksigorta AS	548,000	2,589
Anadolu Sigorta	13,767	29
Ford Otomotiv Sanayi AS	119,859	1,027
Haci Omer Sabanci Holding	529,100	2,345
Haci Omer Sabanci Holding AS, ADR	731,350	810
KOC Holding AS(‡)	663,928	3,283
Tupras-Turkiye Petrol Rafine	107,100	2,197
Turkiye Is Bankasi	1	—	(☐)
Turkiye Vakiflar Bankasi Tao	1,209,452	3,290
United Kingdom (0.4%)
Highland Gold Mining, Ltd.(‡)	494,415	1,740
United States (0.7%)
Hydril(‡)	35,700	3,456
Total Common Stocks (cost: $343,329)		423,953

	Principal	Value
SECURITY LENDING COLLATERAL (5.3%)
Debt (5.3%)
Bank Notes (0.3%)
Bank of America
5.31%, due 05/17/2007(*)	781	781
5.27%, due 06/18/2007(*)	781	781
Commercial Paper (1.2%)
Bear Stearns & Co.
5.31%, due 07/10/2007	312	312
CAFCO LLC-144A
5.29%, due 05/31/2007	303	303
Charta LLC-144A
5.30%, due 05/09/2007	208	208
5.29%, due 06/13/2007	156	156
Compass Securitization LLC-144A
5.29%, due 05/25/2007	156	156
CRC Funding LLC-144A
5.28%, due 05/16/2007	156	156
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	156	156
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	156	156

5.28%, due 05/24/2007	156	156
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	313	313
Liberty Street-144A
5.29%, due 05/03/2007	306	306
Morgan Stanley
5.32%, due 08/01/2007	313	313
Old Line Funding LLC-144A
5.30%, due 05/15/2007	313	313
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	618	618
5.30%, due 05/29/2007	156	156
5.29%, due 05/31/2007	156	156
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	156	156
5.29%, due 05/17/2007	156	156
5.28%, due 06/01/2007	156	156
5.29%, due 06/19/2007	206	206
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	234	234
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	156	156
Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	313	313
Yorktown Capital LLC
5.30%, due 05/14/2007	156	156
Euro Dollar Overnight (0.7%)
Bank of Nova Scotia
5.28%, due 05/01/2007	156	156
Citigroup
5.31%, due 05/04/2007	313	313
Deutsche Bank
5.28%, due 05/03/2007	313	313
First Tennessee National Corp.
5.31%, due 05/02/2007	313	313
National Australia Bank
5.30%, due 05/01/2007	313	313
Rabobank Nederland
5.30%, due 05/01/2007	313	313
Royal Bank of Canada
5.30%, due 05/01/2007	313	313
Royal Bank of Scotland
5.29%, due 05/07/2007	156	156
Societe Generale
5.31%, due 05/01/2007	313	313
Svenska Handlesbanken
5.31%, due 05/01/2007	593	593
Euro Dollar Terms (1.9%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	313	313
Bank of Montreal
5.28%, due 05/18/2007	156	156
Bank of Nova Scotia
5.28%, due 05/09/2007	219	219
Barclays
5.29%, due 05/07/2007	312	312
5.30%, due 05/16/2007	313	313
5.29%, due 05/21/2007	156	156
5.30%, due 06/04/2007	156	156
5.29%, due 06/08/2007	312	312
Calyon
5.30%, due 05/17/2007	156	156
5.31%, due 05/24/2007	312	312
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	469	469

5.28%, due 05/29/2007	156	156
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	312	312
Deutsche Bank
5.30%, due 05/15/2007	312	312
Fortis Bank
5.28%, due 05/21/2007	469	469
5.28%, due 05/25/2007	469	469
5.30%, due 06/25/2007	312	312
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	469	469
Royal Bank of Scotland
5.30%, due 05/08/2007	312	312
5.30%, due 05/09/2007	156	156
5.31%, due 05/25/2007	313	312
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	156	156
Swedbank AB
5.30%, due 05/11/2007	312	312
Toronto Dominion Bank
5.28%, due 05/10/2007	312	312
UBS AG
5.28%, due 06/01/2007	312	312
5.29%, due 06/12/2007	625	625
5.29%, due 06/15/2007	469	469
5.29%, due 06/18/2007	781	781
Repurchase Agreements (1.2%)(††)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $865 on 05/01/2007	865	865
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $3,437 on 05/01/2007	3,437	3,437
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,506 on 05/01/2007	1,505	1,505
Total Security Lending Collateral (cost: $25,052)		25,052
Total Investment Securities (cost: $385,708)(#)		$474,041

NOTES TO SCHEDULE OF INVESTMENTS:

(†)                                  At April 30, 2007, all or a portion of this security is on loan (see Note 1).  The value at April 30, 2007, of all securities on loan is $23,918.

(‡)                                  Non-income producing.

(a)                          Security is deemed to be illiquid.

(*)                                 Floating or variable rate note. Rate is listed as of April 30, 2007.

(††)                            Cash collateral for the Repurchase Agreements, valued at $5,957, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(☐)                            Value is less than $1.

(#)                                 Aggregate cost for federal income tax purposes is $386,953.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $97,544 and $10,456, respectively.  Net unrealized appreciation for tax purposes is $87,088.

DEFINITIONS:

144A                   144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2007, these securities aggregated $15,913 or 3.3% of the net assets of the Fund.

ADR                       American Depositary Receipt

GDR                      Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	10.9%	$51,767
Metal Mining	9.9%	47,298
Telecommunications	9.6%	45,658
Oil & Gas Extraction	9.2%	43,572
Electronic Components & Accessories	4.6%	21,882
Holding & Other Investment Offices	4.1%	19,720
Automotive	3.4%	16,383
Electronic & Other Electric Equipment	3.3%	15,680
Computer & Data Processing Services	3.1%	14,885
Construction	2.6%	12,200
Computer & Office Equipment	2.4%	11,470
Security & Commodity Brokers	2.3%	10,970
Real Estate	2.3%	10,892
Railroads	1.9%	9,031
Chemicals & Allied Products	1.7%	8,219
Food & Kindred Products	1.7%	8,168
Industrial Machinery & Equipment	1.6%	7,651
Gas Production & Distribution	1.5%	7,104
Residential Building Construction	1.4%	6,788
Tobacco Products	1.4%	6,553
Petroleum Refining	1.1%	5,476
Retail Trade	1.1%	5,355
Engineering & Management Services	1.1%	5,027
Mining	1.1%	5,020
Management Services	1.1%	5,019
Transportation Equipment	0.9%	4,371
Fabricated Metal Products	0.9%	4,139
Department Stores	0.9%	4,050
Communications Equipment	0.8%	3,717
Beverages	0.7%	3,313
Furniture & Fixtures	0.6%	2,805
Insurance	0.5%	2,618
Food Stores	0.5%	2,574
Automotive Dealers	0.4%	2,105
Health Services	0.4%	1,974
Life Insurance	0.3%	1,544
Lumber & Other Building Materials	0.3%	1,489
Electric Services	0.3%	1,394
Restaurants	0.3%	1,362
Paper & Allied Products	0.3%	1,287
Wholesale Trade Nondurable Goods	0.2%	1,098
Specialty- Real Estate	0.2%	996
Pharmaceuticals	0.2%	919
Amusement & Recreation Services	0.2%	817
Agriculture	0.2%	787
Medical Instruments & Supplies	0.2%	734
Textile Mill Products	0.1%	647
Furniture & Home Furnishings Stores	0.1%	526
Apparel & Accessory Stores	0.1%	495
Radio & Television Broadcasting	0.1%	424
Motor Vehicles, Parts & Supplies	0.1%	406
Aerospace	0.1%	255
Business Services	0.0%	192
Transportation & Public Utilities	0.0%	102
Water Transportation	0.0%	61
Investment Securities, at value	94.3%	448,989
Short-Term Investments	5.3%	25,052
Total Investment Securities	99.6%	$474,041

TA IDEX Oppenheimer Small- & Mid-Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,174.50	1.08%	$5.82
Hypothetical(b)	1,000.00	1,019.44	1.08%	5.41

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2007 (unaudited)

Communications	4.3%
Communications	9.0%
Consumer Cyclical	16.9%
Consumer Non-Cyclical	11.3%
Diversified	0.8%
Energy	6.0%
Financial	18.7%
Industrial	16.3%
Technology	8.0%
Utilities	8.7%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.6%)
Holding & Other Investment Offices (0.6%)
Granahan McCourt Acquisition Corp.(‡)	35,900	$299
Information Services Group(‡)	63,100	540
Total Convertible Preferred Stocks (cost: $790)		839

COMMON STOCKS (93.2%)
Aerospace (3.9%)
Alliant Techsystems, Inc.(‡)	18,440	1,717
Empresa Brasileira de Aeronautica SA, ADR	14,116	662
Goodrich Corp.	31,920	1,814
Spirit Aerosystems Holdings, Inc.-Class A(‡)	38,057	1,204
Agriculture (0.5%)
Chiquita Brands International, Inc.	50,660	751
Amusement & Recreation Services (2.0%)
Gaylord Entertainment Co.(‡)	12,700	696
Penn National Gaming, Inc.(‡)	43,811	2,118
Apparel & Accessory Stores (0.5%)
Urban Outfitters, Inc.(‡)	27,869	718
Automotive (4.8%)
Advance Auto Parts, Inc.	34,249	1,411
Navistar International Corp.(‡)	43,691	2,426
Oshkosh Truck Corp.	49,748	2,783
Business Services (1.4%)
FTD Group, Inc.(‡)	9,010	161
Interpublic Group of Cos., Inc.(‡)	135,610	1,720
Chemicals & Allied Products (2.8%)
Chemtura Corp.	56,383	622
Lubrizol Corp.	26,200	1,570
Mosaic Co. (The)(‡)	56,378	1,663
Commercial Banks (2.8%)
East-West Bancorp, Inc.	28,310	1,128
Marshall & IIsley Corp.	21,991	1,056
Zions Bancorp	21,251	1,738
Communication (3.7%)
Cablevision Systems Corp.-Class A(‡)	56,383	1,848
Crown Castle International Corp.(‡)	42,116	1,446
Liberty Global, Inc.-Class A(‡)	49,329	1,770
Computer & Data Processing Services (5.9%)
Activision, Inc.(‡)	79,161	1,583
Amdocs, Ltd.(‡)	36,560	1,344
Electronic Data Systems Corp.	23,390	684
Juniper Networks, Inc.(‡)	56,828	1,271
Novell, Inc.(‡)	169,124	1,235
Synopsys, Inc.(‡)	42,280	1,169
THQ, Inc.(‡)	28,130	939
Computer & Office Equipment (1.3%)
Brocade Communications Systems, Inc.(‡)	42,280	413
Scientific Games Corp.-Class A(‡)	22,546	751
Seagate Technology	27,147	601
Construction (1.1%)
Foster Wheeler, Ltd.(‡)	22,547	1,552
Drug Stores & Proprietary Stores (0.4%)
Longs Drug Stores Corp.	11,110	608
Electric Services (6.9%)
AES Corp. (The)(‡)	62,018	1,364
CMS Energy Corp.(‡)	147,198	2,726
Dynegy, Inc.-Class A(‡)	112,750	1,061
Edison International	25,369	1,328
Mirant Corp.(‡)	33,823	1,518
NRG Energy, Inc.(‡)	19,730	1,558
Electronic & Other Electric Equipment (2.7%)
Ametek, Inc.	42,278	1,534
Cooper Industries, Ltd.-Class A	22,548	1,122

Harman International Industries, Inc.	8,380	1,021
Electronic Components & Accessories (3.2%)
Amphenol Corp.-Class A	34,998	1,229
ASML Holding NV, ADR(‡)	50,748	1,383
Conexant Systems, Inc.(‡)	250,895	389
Finisar Corp.(‡)	211,403	765
LSI Corp.(‡)	70,260	597
Engineering & Management Services (0.5%)
KBR, Inc.(‡)	34,280	708
Food & Kindred Products (1.0%)
Smithfield Foods, Inc.(‡)	44,510	1,361
Food Stores (1.2%)
Pantry, Inc. (The)(‡)	38,066	1,713
Gas Production & Distribution (1.2%)
Southern Union Co.	56,383	1,717
Health Services (3.6%)
Community Health Systems, Inc.(‡)	19,840	730
DaVita, Inc.(‡)	42,417	2,316
Human Genome Sciences, Inc.(‡)	63,690	686
Omnicare, Inc.	39,048	1,295
Holding & Other Investment Offices (3.3%)
Affiliated Managers Group(‡)	13,104	1,541
American Financial Realty Trust REIT	127,017	1,346
BioMed Realty Trust, Inc. REIT	31,006	890
Churchill Ventures, Ltd.(‡)	26,940	219
Quadra Realty Trust, Inc. REIT(‡)	40,410	565
Hotels & Other Lodging Places (0.7%)
Hilton Hotels Corp.	29,568	1,005
Industrial Machinery & Equipment (2.1%)
Joy Global, Inc.	30,200	1,529
National Oilwell Varco, Inc.(‡)	16,206	1,375
Instruments & Related Products (3.5%)
Agilent Technologies, Inc.(‡)	76,114	2,616
Formfactor, Inc.(‡)	16,920	699
Thermo Electron Corp.(‡)	28,184	1,467
Insurance (5.0%)
ACE, Ltd.	11,268	670
Everest Re Group, Ltd.	28,194	2,837
Fidelity National Title Group, Inc.-Class A	42,551	1,085
Health Net, Inc.(‡)	22,549	1,219
Platinum Underwriters Holdings, Ltd.	33,823	1,157
Insurance Agents, Brokers & Service (1.3%)
National Financial Partners Corp.	38,738	1,785
Investment Companies (1.3%)
iShares Russell Midcap Value Index Fund	11,310	1,785
Life Insurance (1.0%)
Genworth Financial, Inc.-Class A	38,562	1,407
Lumber & Other Building Materials (0.8%)
Martin Marietta Materials, Inc.	7,896	1,151
Management Services (0.5%)
Corporate Executive Board Co.	9,990	636
Manufacturing Industries (1.2%)
Liberty Global, Inc.-Series C(‡)	50,918	1,701
Medical Instruments & Supplies (0.8%)
Applera Corp.-Applied Biosystems Group	35,380	1,105
Mining (1.0%)
Peabody Energy Corp.	28,421	1,364
Motion Pictures (0.5%)
Cinemark Holdings, Inc.(‡)	36,750	695
Oil & Gas Extraction (2.6%)
Cal Dive International, Inc.(‡)	55,896	814
Range Resources Corp.	35,243	1,288
Superior Offshore International, Inc.(‡)	2,400	44
Weatherford International, Ltd.(‡)	26,776	1,406

Paper & Paper Products (0.6%)
Smurfit Kappa Group PLC(‡)	27,570	753
Pharmaceuticals (1.5%)
Medco Health Solutions, Inc.(‡)	13,991	1,092
Vanda Pharmaceuticals, Inc.(‡)	45,100	970
Primary Metal Industries (1.7%)
Steel Dynamics, Inc.	11,939	529
Texas Industries, Inc.	17,603	1,341
United States Steel Corp.	4,927	500
Radio, Television & Computer Stores (0.4%)
Circuit City Stores, Inc.	28,430	496
Real Estate (0.5%)
Meruelo Maddux Properties, Inc.(‡)	84,560	686
Retail Trade (4.0%)
Costco Wholesale Corp.	38,690	2,073
Office Depot, Inc.(‡)	77,270	2,598
Valuevision Media, Inc.-Class A(‡)	70,464	797
Rubber & Misc. Plastic Products (0.7%)
Jarden Corp.(‡)	23,808	1,003
Savings Institutions (1.1%)
NewAlliance Bancshares, Inc.	98,650	1,540
Security & Commodity Brokers (2.2%)
E*TRADE Financial Corp.(‡)	94,134	2,079
Investment Technology Group, Inc.(‡)	26,831	1,015
Telecommunications (0.6%)
Level 3 Communications, Inc.(‡)	114,865	639
MetroPCS Communications, Inc.(‡)	4,250	119
Transportation Equipment (0.7%)
Greenbrier Cos., Inc.	42,690	979
Trucking & Warehousing (0.6%)
JB Hunt Transport Services, Inc.	28,186	763
Wholesale Trade Nondurable Goods (1.6%)
SUPERVALU, Inc.	49,140	2,256
Total Common Stocks (cost: $112,031)		128,922

Total Investment Securities (cost: $112,821)(#)		$129,761

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)  Non-income producing.

(#)  Aggregate cost for federal income tax purposes is $113,147.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,391 and $1,777, respectively.  Net unrealized appreciation for tax purposes is $16,614.

DEFINITIONS:

ADR       American Depositary Receipt

REIT       Real Estate Investment Trust

TA IDEX Transamerica Short-Term Bond

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,027.20	0.67%	$3.37
Hypothetical(b)	1,000.00	1,021.47	0.67%	3.36

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Bond Credit Quality (Moodys Ratings)

At April 30, 2007 (unaudited)

A1	1.7%
A2	10.8%
A3	10.4%
Aa3	3.0%
Aaa	13.1%
B1	1.9%
B2	1.4%
B3	0.5%
Ba1	2.6%
Ba2	0.9%
Ba3	0.8%
Baa1	12.1%
Baa2	20.9%
Baa3	16.8%
Not Rated	3.1%
100.0%

This chart shows the percentage breakdown by Bond Credit Quality of the Fund’s total investment securities.

Credit Rating Description

A1 Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

A2 Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

A3 Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Aa3 High grade obligations. Strong capacity to pay interest and repay principal.

Aaa Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

B1 Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B2 More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B3 Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Ba1 Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba2 Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3 More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Baa1 Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa2 Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa3 Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (11.0%)
Fannie Mae
4.50%, due 09/25/2020	$7,467	$7,364
5.50%, due 03/25/2026	11,677	11,743
5.00%, due 06/25/2034	9,140	9,067
Freddie Mac
5.35%, due 11/14/2011	11,000	11,011
5.50%, due 04/15/2024	8,861	8,905
Ginnie Mae
4.50%, due 01/17/2033	10,059	9,903
Total U.S. Government Agency Obligations (cost: $57,806)		57,993

MORTGAGE-BACKED SECURITIES (2.8%)
Crown Castle Towers LLC, Series 2006-1A, Class C-144A
5.47%, due 11/15/2036	5,000	5,024
SBA CMBS Trust, Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	3,620	3,630
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2
5.50%, due 10/15/2048	6,330	6,389
Total Mortgage-Backed Securities (cost: $14,977)		15,043

ASSET-BACKED SECURITIES (0.0%)
USAA Auto Owner Trust, Series 2005-3, Class A2
4.52%, due 06/16/2008	34	34
Total Asset-Backed Securities (cost: $33)		34

CORPORATE DEBT SECURITIES (83.8%)
Aerospace (1.0%)
Textron Financial Corp.
5.88%, due 06/01/2007	5,200	5,202
Agriculture (0.5%)
Michael Foods, Inc.
8.00%, due 11/15/2013	2,815	2,899
Air Transportation (1.1%)
FedEx Corp.
3.50%, due 04/01/2009	6,000	5,819
Amusement & Recreation Services (0.6%)
Caesars Entertainment, Inc.
8.88%, due 09/15/2008	1,400	1,454
Mirage Resorts, Inc.
6.75%, due 02/01/2008	1,500	1,508
Automotive (1.1%)
DaimlerChrysler North America Holding Corp.
4.75%, due 01/15/2008	5,950	5,922
Automotive Service Stations (0.6%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	3,000	3,120
Business Credit Institutions (0.9%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	4,320	4,628
Business Services (1.2%)
Western Union Co. (The)
5.51%, due 11/17/2008(*)	6,500	6,495
Chemicals & Allied Products (4.7%)
Cytec Industries, Inc.
6.75%, due 03/15/2008	2,700	2,715
5.50%, due 10/01/2010	1,375	1,380
Dow Chemical Co. (The)
5.00%, due 11/15/2007	4,870	4,854
ICI Wilmington, Inc.
4.38%, due 12/01/2008	3,002	2,957

Nalco Co.
7.75%, due 11/15/2011	3,000	3,090
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	5,000	5,010
Praxair, Inc.
4.75%, due 07/15/2007	5,000	4,995
Commercial Banks (9.5%)
HSBC Capital Funding, LP/Jersey Channel Islands-144A
9.55%, due 06/30/2010(a)(b)	4,000	4,489
ICICI Bank, Ltd., Series B-144A
5.90%, due 01/12/2010(*)	7,500	7,530
Key Bank National Association
6.50%, due 04/15/2008	3,105	3,157
Popular North America, Inc.
5.20%, due 12/12/2007	5,000	4,993
Suntrust Preferred Capital I
5.85%, due 12/15/2011(a)(b)	4,254	4,324
USB Capital IX
6.19%, due 04/15/2011(a)(b)	4,500	4,621
VTB Capital SA for Vneshtorgbank-144A
5.96%, due 08/01/2008(*)	9,000	9,009
Wachovia Capital Trust III
5.80%, due 03/15/2011(a)(b)	4,522	4,589
ZFS Finance USA Trust I-144A
6.15%, due 12/15/2065(b)	4,000	4,082
Barclays Bank PLC-144A
8.55%, due 06/15/2011(a)(b)	3,000	3,364
Communication (3.0%)
British Sky Broadcasting PLC
8.20%, due 07/15/2009	6,000	6,367
Comcast Cable Communications
6.88%, due 06/15/2009	5,500	5,688
News America Holdings, Inc.
6.63%, due 01/09/2008	4,000	4,028
Computer & Data Processing Services (1.5%)
Oracle Corp.
5.59%, due 01/13/2009(*)	8,000	8,003
Construction (3.2%)
Centex Corp., Senior Note
4.75%, due 01/15/2008	4,960	4,944
DR Horton, Inc., Senior Note
5.00%, due 01/15/2009	6,000	5,942
Pulte Homes, Inc., Senior Note
4.88%, due 07/15/2009	6,060	5,973
Department Stores (1.7%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	9,100	9,251
Electric Services (5.8%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	6,150	6,165
FPL Group Capital, Inc., Series B
5.55%, due 02/16/2008	6,000	6,006
Midamerican Energy Holdings Co., Senior Note
7.52%, due 09/15/2008	5,500	5,656
PSEG Funding Trust
5.38%, due 11/16/2007	6,820	6,812
TXU Electric Delivery Co.
5.00%, due 09/01/2007	6,000	5,988
Electric, Gas & Sanitary Services (0.8%)
DPL, Inc.
6.88%, due 09/01/2011	4,000	4,238

Food Stores (0.8%)
Albertson’s, Inc.
7.50%, due 02/15/2011	2,600	2,743
Stater Brothers Holdings, Senior Note
8.85%, due 06/15/2010(*)	1,500	1,517
Gas Production & Distribution (6.0%)
El Paso Corp.
7.63%, due 08/16/2007	1,700	1,711
Kinder Morgan Energy Partners, LP
5.35%, due 08/15/2007	5,000	4,996
Oneok, Inc.
5.51%, due 02/16/2008	6,300	6,310
Ras Laffan Liquefied Natural Gas Co., Ltd.-144A
3.44%, due 09/15/2009	2,412	2,373
Sempra Energy, Senior Note
4.62%, due 05/17/2007	9,970	9,966
Southern Union Co., Senior Note
6.15%, due 08/16/2008	6,000	6,051
TE Products Pipeline, Senior Note
6.45%, due 01/15/2008	530	532
Holding & Other Investment Offices (8.2%)
BRE Properties, Inc. REIT
5.75%, due 09/01/2009	6,000	6,049
Healthcare Realty Trust, Inc. REIT, Senior Note
8.13%, due 05/01/2011	3,000	3,261
iStar Financial, Inc., REIT, Senior Note
5.69%, due 03/09/2010(*)	10,000	10,007
Kimco Realty Corp. REIT, Series C, (MTN)
4.62%, due 05/06/2010	5,000	4,913
PPF Funding, Inc., REIT-144A
5.35%, due 04/15/2012	4,000	3,997
Rouse Co. (The) REIT
3.63%, due 03/15/2009	2,000	1,927
Simon Property Group, LP REIT
3.75%, due 01/30/2009	5,335	5,212
United Dominion Realty Trust, Inc. REIT, Series E, (MTN)
4.50%, due 03/03/2008	8,000	7,996
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.
7.63%, due 05/15/2008	1,350	1,375
Industrial Machinery & Equipment (0.5%)
Case New Holland, Inc., Senior Note
6.00%, due 06/01/2009	2,500	2,516
Instruments & Related Products (0.8%)
Xerox Corp., Senior Note
9.75%, due 01/15/2009(†)	4,000	4,285
Insurance (0.9%)
Oil Insurance, Ltd.-144A
7.56%, due 06/30/2011(a)(b)	4,550	4,776
Insurance Agents, Brokers & Service (0.6%)
Hartford Financial Services Group, Inc., Senior Note
5.55%, due 08/16/2008	3,000	3,011
Metal Mining (1.1%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	6,000	6,000
Mortgage Bankers & Brokers (2.3%)
Countrywide Financial Corp., (MTN)
5.57%, due 03/24/2009(*)	7,000	6,988
ILFC E-Capital Trust I-144A
5.90%, due 12/21/2065(b)	5,000	5,054
Motion Pictures (0.9%)
Time Warner, Inc.
5.59%, due 11/13/2009(*)	5,000	5,009

Office Property (1.2%)
Mizuho JGB Investment LLC-144A
9.87%, due 06/30/2008(a)(b)	5,970	6,265
Oil & Gas Extraction (0.2%)
Husky Oil, Ltd.
8.90%, due 08/15/2028(b)	1,000	1,038
Personal Credit Institutions (3.4%)
American Express Credit Corp., (MTN)
5.44%, due 02/24/2012(*)	4,300	4,297
Erac USA Finance Co.-144A
7.95%, due 12/15/2009	5,500	5,850
Ford Motor Credit Co.
9.81%, due 04/15/2012(*)	2,500	2,672
General Motors Acceptance Corp.
5.13%, due 05/09/2008	1,500	1,482
SLM Corp.
5.40%, due 10/25/2011(†)	3,900	3,742
Petroleum Refining (2.5%)
Enterprise Products Operating, LP, Series B
4.00%, due 10/15/2007	8,500	8,445
Premcor Refining Group (The), Inc.
6.75%, due 02/01/2011	4,500	4,724
Printing & Publishing (0.7%)
CBS Corp., Senior Note
5.63%, due 08/15/2012	4,000	4,013
Radio & Television Broadcasting (0.4%)
Chancellor Media Corp.
8.00%, due 11/01/2008	2,000	2,071
Real Estate (3.4%)
Colonial Realty, LP
7.00%, due 07/14/2007	5,670	5,687
Post Apartment Homes, LP
7.70%, due 12/20/2010	5,000	5,380
Tanger Properties, LP REIT
9.13%, due 02/15/2008	6,753	6,918
Security & Commodity Brokers (3.2%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	3,000	3,154
Goldman Sachs Group, Inc.
5.65%, due 06/28/2010(*)	6,000	6,030
Residential Capital Corp.
6.73%, due 06/29/2007(*)	3,000	3,002
Xstrata Finance Dubai, Ltd., Guaranteed Note-144A
5.71%, due 11/13/2009(*)	5,000	5,005
Telecommunications (4.6%)
Nextel Partners, Inc.
8.13%, due 07/01/2011	6,290	6,563
Telecom Italia Capital SA, Series A
4.00%, due 11/15/2008	8,010	7,864
Verizon Global Funding Corp.
6.13%, due 06/15/2007	4,000	4,003
Vodafone Group PLC
3.95%, due 01/30/2008	6,000	5,940
Water Transportation (2.5%)
Carnival PLC
7.30%, due 06/01/2007	7,057	7,066
Royal Caribbean Cruises, Ltd.
7.00%, due 10/15/2007	2,891	2,909
8.75%, due 02/02/2011(†)	3,000	3,293
Wholesale Trade Durable Goods (0.6%)
Leslie’s Poolmart
7.75%, due 02/01/2013	2,930	2,959

Wholesale Trade Nondurable Goods (1.5%)
Dean Foods Co.
6.63%, due 05/15/2009	1,500	1,524
Safeway, Inc.
4.13%, due 11/01/2008	2,610	2,568
Safeway, Inc., Senior Note
7.00%, due 09/15/2007	3,634	3,653
Total Corporate Debt Securities (cost: $442,930)		443,959

COMMERCIAL PAPER (0.9%)
Commercial Banks (0.9%)
Bank of America Corp.-144A
5.60%, due 05/01/2007	5,000	5,000
Total Commercial Paper (cost: $5,000)		5,000

SECURITY LENDING COLLATERAL (1.1%)
Debt (1.1%)
Bank Notes (0.1%)
Bank of America
5.31%, due 05/17/2007(*)	178	178
5.27%, due 06/18/2007(*)	178	178
Commercial Paper (0.2%)
Bear Stearns & Co.
5.31%, due 07/10/2007	71	71
CAFCO LLC-144A
5.29%, due 05/31/2007	69	69
Charta LLC-144A
5.30%, due 05/09/2007	47	47
5.29%, due 06/13/2007	35	35
Compass Securitization LLC-144A
5.29%, due 05/25/2007	35	35
CRC Funding LLC-144A
5.28%, due 05/16/2007	35	35
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	35	35
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	35	35
5.28%, due 05/24/2007	35	35
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	71	71
Liberty Street-144A
5.29%, due 05/03/2007	70	70
Morgan Stanley
5.32%, due 08/01/2007	71	71
Old Line Funding LLC-144A
5.30%, due 05/15/2007	71	71
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	141	141
5.30%, due 05/29/2007	35	35
5.29%, due 05/31/2007	35	35
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	35	35
5.29%, due 05/17/2007	35	35
5.28%, due 06/01/2007	35	35
5.29%, due 06/19/2007	47	47
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	53	53
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	35	35
Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	71	71

Yorktown Capital LLC
5.30%, due 05/14/2007	36	36
Euro Dollar Overnight (0.1%)
Bank of Nova Scotia
5.28%, due 05/01/2007	36	36
Citigroup
5.31%, due 05/04/2007	71	71
Deutsche Bank
5.28%, due 05/03/2007	71	71
First Tennessee National Corp.
5.31%, due 05/02/2007	71	71
National Australia Bank
5.30%, due 05/01/2007	71	71
Rabobank Nederland
5.30%, due 05/01/2007	71	71
Royal Bank of Canada
5.30%, due 05/01/2007	71	71
Royal Bank of Scotland
5.29%, due 05/07/2007	36	36
Societe Generale
5.31%, due 05/01/2007	71	71
Svenska Handlesbanken
5.31%, due 05/01/2007	135	135
Euro Dollar Terms (0.4%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	71	71
Bank of Montreal
5.28%, due 05/18/2007	36	36
Bank of Nova Scotia
5.28%, due 05/09/2007	50	50
Barclays
5.29%, due 05/07/2007	71	71
5.30%, due 05/16/2007	71	71
5.29%, due 05/21/2007	36	36
5.30%, due 06/04/2007	36	36
5.29%, due 06/08/2007	71	71
Calyon
5.30%, due 05/17/2007	36	36
5.31%, due 05/24/2007	71	71
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	107	107
5.28%, due 05/29/2007	36	36
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	71	71
Deutsche Bank
5.30%, due 05/15/2007	71	71
Fortis Bank
5.28%, due 05/21/2007	107	107
5.28%, due 05/25/2007	107	107
5.30%, due 06/25/2007	71	71
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	107	107
Royal Bank of Scotland
5.30%, due 05/08/2007	71	71
5.30%, due 05/09/2007	36	36
5.31%, due 05/25/2007	71	71
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	36	36
Swedbank AB
5.30%, due 05/11/2007	71	71
Toronto Dominion Bank
5.28%, due 05/10/2007	71	71

UBS AG
5.28%, due 06/01/2007	71	71
5.29%, due 06/12/2007	142	142
5.29%, due 06/15/2007	107	107
5.29%, due 06/18/2007	178	178
Repurchase Agreements (0.3%)(++)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $197 on 05/01/2007	197	197
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $782 on 05/01/2007	782	782
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $342 on 05/01/2007	342	342
Total Security Lending Collateral (cost: $5,699)		5,699

Total Investment Securities (cost: $526,445)(#)		$527,728

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(*)	Floating or variable rate note. Rate is listed as of April 30, 2007.

(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of April 30, 2007.
(†)	At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $5,579.
(++)

Cash collateral for the Repurchase Agreements, valued at $1,355, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(#)

Aggregate cost for federal income tax purposes is $526,445. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,876 and $593, respectively. Net unrealized appreciation for tax purposes is $1,283.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $76,508 or 14.4% of the net assets of the Fund.

MTN	Medium-Term Note
REIT	Real Estate Investment Trust

TA IDEX UBS Dynamic Alpha

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 3, 2007 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$999.00	1.51%	$4.18
Hypothetical(b)	1,000.00	1,009.66	1.51%	4.20

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (117 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2007 (unaudited)

Basic Materials	1.9%
Communications	12.1%
Consumer Cyclical	9.5%
Consumer Non-Cyclical	16.2%
Diversified	0.1%
Energy	6.7%
Financial	35.5%
Industrial	8.2%
Technology	6.0%
Utilities	3.8%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.2%)
Australia (1.0%)
National Australia Bank, Ltd.	14,983	$536
Qantas Airways, Ltd.	171,106	758
QBE Insurance Group, Ltd.	31,966	821
Austria (0.2%)
Telekom Austria AG	17,735	504
Belgium (0.9%)
Dexia	5,452	179
Fortis	11,487	520
KBC Groupe(a)	6,398	851
Solvay SA	1,662	264
Bermuda (0.4%)
Catlin Group, Ltd.	8,027	84
Esprit Holdings, Ltd.	30,500	372
Weatherford International, Ltd.(‡)	2,500	131
Yue Yuen Industrial Holdings	48,000	168
Canada (1.2%)
Alcan, Inc.	5,900	349
Canadian Pacific Railway, Ltd.	9,800	623
Cott Corp.(‡)	9,800	159
JumpTV, Inc.(‡)	2,226	13
Magna International, Inc.-Class A	2,600	207
Manulife Financial Corp.	8,500	308
Research In Motion, Ltd.(‡)	400	53
Toronto-Dominion Bank	11,300	693
Cayman Islands (0.3%)
GlobalSantaFe Corp.	10,700	684
Denmark (0.3%)
AP Moller - Maersk A/S(‡)	19	217
Novo Nordisk A/S-Class B	3,100	305
Finland (0.9%)
Nokia Oyj(‡)	48,611	1,238
Stora Enso Oyj-Class R	35,965	662
France (5.3%)
AXA	47,728	2,210
BNP Paribas	6,629	775
Bouygues	2,116	169
Carrefour SA	1,977	153
France Telecom SA	79,010	2,328
Neuf Cegetel(‡)	1,101	45
Sanofi-Aventis	7,604	700
Suez SA	19,948	1,143
Total SA	43,472	3,231
Unibail REIT(a)	821	229
Germany (4.7%)
Allianz AG	11,471	2,610
Bayerische Motoren Werke AG	2,284	141
Celesio AG	2,248	162
DaimlerChrysler AG	9,489	775
Deutsche Lufthansa AG	9,243	278
Deutsche Postbank AG	5,301	520
Deutsche Telekom AG	16,075	294
E.ON AG	5,364	808
Heidelberger Druckmaschinen	2,587	123
Henkel KGaA	3,821	603
IKB Deutsche Industriebank AG	5,261	219
Man AG	2,733	367
Metro AG	9,916	768
Muenchener Rueckversicherungs AG	1,422	254
SAP AG	4,806	233
Siemens AG	8,278	1,008
Stada Arzneimittel AG	3,271	217

TUI AG	6,814	188
Greece (0.4%)
Alpha Bank A.E.	12,917	397
National Bank of Greece SA	7,290	411
Hong Kong (0.1%)
Sun Hung Kai Properties, Ltd.	23,000	270
Ireland (1.2%)
Anglo Irish Bank Corp. PLC	5,597	127
Bank of Ireland	51,822	1,119
CRH PLC	8,632	380
Depfa Bank PLC	31,167	581
EcoSecurities Group PLC(‡)	7,838	52
Smurfit Kappa Group PLC(‡)	5,700	156
Italy (1.7%)
Banco Popolare di Verona e Novara SCRL	3,219	108
ENI-Ente Nazionale Idrocarburi SpA	14,687	490
Fiat SpA(‡)	11,259	335
Intesa Sanpaolo SpA(‡)	224,903	1,897
UniCredito Italiano SpA	25,287	262
UniCredito Italiano SpA (CHIX)(a)	32,411	335
Japan (5.0%)
Aeon Co., Ltd.	13,300	243
Aiful Corp.(a)	5,800	144
Asahi Breweries, Ltd.	24,000	391
Bank of Yokohama, Ltd. (The)	39,000	285
Bridgestone Corp.	15,500	314
Canon, Inc.	11,300	634
East Japan Railway Co.	50	405
Funai Electric Co., Ltd.	2,000	159
Honda Motor Co., Ltd.	17,800	611
Hoya Corp.	7,800	240
Japan Tobacco, Inc.	59	288
KDDI Corp.	31	244
Kubota Corp.	32,000	302
Mitsubishi Corp.	23,100	492
Mitsui Fudosan Co., Ltd.	10,000	292
Mitsui Sumitomo Insurance Co., Ltd.	36,000	447
Nitto Denko Corp.	8,600	379
NOK Corp.	8,300	154
Nomura Holdings, Inc.	14,200	271
NTN Corp.	23,000	191
NTT DoCoMo, Inc.	212	361
Rohm Co., Ltd.	4,600	415
Shin-Etsu Chemical Co., Ltd.	6,100	394
SMC Corp.	1,600	204
Sompo Japan Insurance, Inc.	19,000	232
Sumitomo Mitsui Financial Group, Inc.	68	594
Sumitomo Trust & Banking Co., Ltd. (The)	27,000	264
Takefuji Corp.(a)	4,750	160
Tanabe Seiyaku Co., Ltd.	2,000	26
Tokyo Gas Co., Ltd.	45,000	226
Toyota Motor Corp.	11,600	704
Yamada Denki Co., Ltd.	2,790	258
Luxembourg (0.1%)
SES FDR	14,746	290
Netherland Antilles (0.1%)
Schlumberger, Ltd.	2,900	214
Netherlands (3.7%)
ABN AMRO Holding NV	55,250	2,709
ASML Holding NV(‡)	32,243	880
ING Groep NV	26,248	1,205
Koninklijke Philips Electronics NV	6,264	259
Ordina NV	1,325	33
Reed Elsevier NV	20,906	394
Royal KPN NV	68,805	1,174

STMicroelectronics NV	11,807	232
TNT NV	18,015	816
Norway (0.5%)
Statoil ASA	19,000	539
Telenor ASA	27,800	520
Panama (0.5%)
Carnival Corp.	20,300	992
Singapore (0.0%)
Singapore Telecommunications, Ltd.	30,000	66
Spain (1.4%)
Altadis SA	3,205	211
Banco Santander Central Hispano SA	128,961	2,321
Repsol YPF SA	8,189	271
Sweden (1.1%)
Electrolux AB-Class B	8,500	223
Holmen AB-Class B	3,600	162
Sandvik AB	28,600	553
Svenska Cellulosa AB-Class B	7,600	394
Telefonaktiebolaget LM Ericsson-Class B	214,000	829
Switzerland (5.0%)
Alcon, Inc.	1,300	175
Clariant AG(‡)	11,535	192
Credit Suisse Group	30,646	2,424
Holcim, Ltd.	7,680	829
Nestle SA	3,753	1,492
Novartis AG	34,333	2,004
Roche Holding AG-Genusschein	15,651	2,960
Straumann Holding AG	973	286
United Kingdom (15.0%)
Aberdeen Asset Management PLC	29,515	130
ACP Capital, Ltd.	14,658	42
Anite Group PLC	15,595	24
Ashtead Group PLC	12,068	37
AstraZeneca PLC	9,910	543
Aviva PLC	9,639	152
Balfour Beatty PLC	18,784	176
Barclays PLC	160,530	2,336
BP PLC	325,924	3,686
BPP Holdings PLC	5,130	71
British American Tobacco PLC	7,854	244
British Polythene Industries	2,619	24
British Sky Broadcasting PLC	25,878	298
BT Group PLC	31,378	198
Cadbury Schweppes PLC	26,324	351
Carnival PLC	8,504	431
Cattles PLC	16,150	129
Centaur Holdings PLC	13,758	39
Centrica PLC	15,905	123
Compass Group PLC	32,282	235
Computacenter PLC	2,326	12
Daily Mail and General Trust NV-Class A	14,773	248
Diageo PLC	66,088	1,400
Dignity PLC	2,403	35
DSG International	24,762	80
Electrocomponents PLC	16,176	100
Elementis PLC	20,404	35
Enodis PLC	12,017	50
Entertainment Rights PLC(‡)	85,129	51
Experian Group, Ltd.	40,869	465
Fenner PLC	7,756	34
Foseco PLC	8,841	36
Future PLC	32,419	28
Galliford Try PLC	14,618	49
Georgica PLC(‡)	12,555	31
GlaxoSmithKline PLC	44,043	1,276

Gyrus Group PLC(‡)	1,903	18
Hanson PLC	21,341	367
HBOS PLC	57,780	1,251
Highway Insurance Holdings PLC	16,719	25
Home Retail Group	28,917	264
HSBC Holdings PLC	23,760	441
ICAP PLC	3,820	39
Kesa Electricals PLC	51,646	351
Kingfisher PLC	130,876	713
Lamprell PLC(‡)	9,220	57
Lancashire Holdings, Ltd.(‡)	2,921	21
Land Securities Group PLC	3,650	143
LogicaCMG PLC	54,365	200
London Scottish Bank PLC	16,295	37
Lookers PLC	11,478	49
Majestic Wine PLC	5,119	39
Meggitt PLC	19,453	120
MFI Furniture PLC(‡)	25,685	84
National Grid PLC	4,338	68
Northgate Information Solutions PLC	33,690	59
Old Mutual PLC	60,546	217
PayPoint PLC	3,421	49
Phoenix IT Group, Ltd.	3,751	25
Prudential PLC	104,122	1,560
Psion PLC	5,546	18
Quintain Estates & Development PLC	2,717	46
Reed Elsevier PLC	25,948	331
Rentokil Initial PLC	87,715	305
Rexam PLC	5,576	59
Rio Tinto PLC	4,325	266
Royal Bank of Scotland Group PLC	67,827	2,618
Royal Dutch Shell PLC-Class B	15,438	548
Safestore Holdings, Ltd.(‡)	11,369	56
Scottish & Southern Energy PLC	22,025	662
Southern Cross Healthcare, Ltd.	5,682	57
Speedy Hire PLC	1,959	48
Sports Direct International PLC(‡)	18,117	86
SSL International PLC	13,543	118
Taylor Nelson Sofres PLC	9,944	49
Ted Baker PLC	3,439	42
Telent PLC(‡)	2,751	24
Tesco PLC	110,630	1,023
Tomkins PLC	17,488	93
Travis Perkins PLC	1,214	49
Ultra Electronics Holdings	1,413	34
Vanco PLC(‡)	4,303	37
Vectura Group PLC(‡)	12,081	21
Vodafone Group PLC	1,147,597	3,293
Wolseley PLC	51,303	1,245
WPP Group PLC	19,157	286
Yule Catto & Co. PLC	6,476	31
Zetar PLC(‡)	3,909	46
United States (43.2%)
Abercrombie & Fitch Co.-Class A	2,400	196
Adobe Systems, Inc.(‡)	4,700	195
AFLAC, Inc.	1,500	77
Akamai Technologies, Inc.(‡)	1,000	44
Allergan, Inc.	15,400	1,866
Allstate Corp. (The)	9,700	604
Amazon.com, Inc.(‡)	11,000	675
American Electric Power Co., Inc.	12,400	623
American International Group, Inc.	2,400	168
Analog Devices, Inc.	20,800	803
Anheuser-Busch Cos., Inc.	8,700	428
Apache Corp.	1,300	94

Apple, Inc.(‡)	3,800	379
AT&T, Inc.	24,600	953
Automatic Data Processing, Inc.	2,000	90
Bank of New York Co., Inc. (The)	33,100	1,340
Bard, (C.R.) Inc.	2,900	241
Baxter International, Inc.	5,300	300
BEA Systems, Inc.(‡)	30,400	358
Best Buy Co., Inc.	2,400	112
Boeing Co. (The)	1,000	93
BorgWarner, Inc.	9,200	717
Bristol-Myers Squibb Co.	23,500	678
Broadcom Corp.-Class A(‡)	4,000	130
Burlington Northern Santa Fe Corp.	17,200	1,506
Cephalon, Inc.(‡)	3,500	279
Chevron Corp.	5,000	389
Chico’s FAS, Inc.(‡)	15,600	411
Cisco Systems, Inc.(‡)	13,900	372
Citigroup, Inc.	53,400	2,863
City National Corp.	3,900	286
Coach, Inc.(‡)	10,400	508
Constellation Brands, Inc.-Class A(‡)	21,000	471
Costco Wholesale Corp.	15,400	825
Dell, Inc.(‡)	22,800	575
Dominion Resources, Inc.	2,200	201
Dun & Bradstreet Corp.	1,100	99
eBay, Inc.(‡)	9,800	333
Embarq Corp.	3,200	192
ENSCO International, Inc.	11,000	620
EOG Resources, Inc.	7,500	551
Exelon Corp.	25,100	1,893
Expeditors International of Washington, Inc.	2,200	92
Express Scripts, Inc.(‡)	2,100	201
Exxon Mobil Corp.	8,200	651
FedEx Corp.	9,500	1,002
Fifth Third Bancorp	24,800	1,007
Fortune Brands, Inc.	7,000	561
Freddie Mac	10,400	674
Genentech, Inc.(‡)	2,600	208
General Dynamics Corp.	3,000	235
General Electric Co.	50,600	1,865
Genzyme Corp.(‡)	17,300	1,130
Goldman Sachs Group, Inc. (The)	1,000	219
Google, Inc.-Class A(‡)	1,200	566
Halliburton Co.	17,000	540
Harley-Davidson, Inc.	7,500	475
Harman International Industries, Inc.	800	98
Hartford Financial Services Group, Inc. (The)	6,700	678
Hologic, Inc.(‡)	2,600	150
Home Depot, Inc. (The)	22,600	856
Illinois Tool Works, Inc.	23,200	1,190
Intel Corp.	55,500	1,193
International Game Technology	3,400	130
Intuit, Inc.(‡)	14,000	398
iShares MSCI Emerging Markets Index Fund	71,200	8,580
Johnson & Johnson	14,200	912
Johnson Controls, Inc.	14,100	1,443
JP Morgan Chase & Co.	23,700	1,235
Laboratory Corp. of America Holdings(‡)	2,100	166
Las Vegas Sands Corp.(‡)	1,700	145
Linear Technology Corp.	13,700	513
Masco Corp.	40,100	1,091
McAfee, Inc.(‡)	13,300	432
McGraw-Hill Cos., Inc. (The)	10,000	655
Medco Health Solutions, Inc.(‡)	9,400	733
Medtronic, Inc.	14,800	783

Merck & Co., Inc.	18,200	936
Merrill Lynch & Co., Inc.	2,400	217
Microsoft Corp.	86,900	2,602
Millennium Pharmaceuticals, Inc.(‡)	44,700	495
Monster Worldwide, Inc.(‡)	4,600	193
Moody’s Corp.	900	59
Morgan Stanley	29,700	2,495
National Semiconductor Corp.	18,500	487
News Corp., Inc.-Class A	21,400	479
NiSource, Inc.	14,800	364
Northeast Utilities	6,400	206
Northrop Grumman Corp.	7,200	530
Omnicom Group, Inc.	8,500	890
PACCAR, Inc.	8,500	714
Peabody Energy Corp.	1,100	53
Pepco Holdings, Inc.	9,700	286
PepsiCo, Inc.	4,900	324
PNC Financial Services Group, Inc.	10,800	800
Praxair, Inc.	5,100	329
Precision Castparts Corp.	600	62
Procter & Gamble Co.	2,900	186
QUALCOMM, Inc.	7,500	328
Quest Diagnostics, Inc.	4,900	240
Red Hat, Inc.(‡)	15,000	317
RH Donnelley Corp.(‡)	8,100	633
Rockwell Automation, Inc.	3,100	185
Sempra Energy	11,800	749
Southwestern Energy Co.(‡)	2,500	105
Sprint Nextel Corp.	76,800	1,538
Starwood Hotels & Resorts Worldwide, Inc.	2,500	168
Symantec Corp.(‡)	43,400	764
SYSCO Corp.	23,000	753
Target Corp.	3,100	184
Texas Instruments, Inc.	3,000	103
United Technologies Corp.	5,300	356
UnitedHealth Group, Inc.	16,400	870
Vanguard Emerging Markets ETF	105,000	8,596
Viacom, Inc.-Class B(‡)	12,900	532
Waters Corp.(‡)	1,000	59
Wells Fargo & Co.	56,300	2,021
Wyeth	25,800	1,432
Wynn Resorts, Ltd.	2,300	235
Xilinx, Inc.	23,800	702
XTO Energy, Inc.	3,900	212
Yahoo!, Inc.(‡)	23,800	667
Total Common Stocks (cost: $183,646)		193,831
Total Investment Securities (cost: $183,646)(#)		$193,831

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Passive Foreign Investment Company.
(‡)	Non-income producing.
(#)

Aggregate cost for federal income tax purposes is $183,658. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,753 and $2,580, respectively. Net unrealized appreciation for tax purposes is $10,173.

DEFINITIONS:

ETF	Exchange-Traded Fund

FDR	Finnish Depositary Receipt
LIBOR	London Interbank Offer Rate
REIT	Real Estate Investment Trust
SCRL	Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)

The notes to the financial statements are an integral part of this report.

SWAP AGREEMENTS:

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a fixed rate equal to 3.07% and the Fund will pay a floating rate based on U.K. Retail Price Index.
Counterparty: Deutsche Bank AG	1/29/2037	GBP	4,000	$(135)

Receive a fixed rate equal to 3.10% and the Fund will pay a floating rate based on U.K. Retail Price Index.
Counterparty: Goldman Sachs International	1/22/2037	GBP	4,000	(121)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.87%.
Counterparty: Deutsche Bank AG	1/24/2017	CHF	9,000	99

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.92%.
Counterparty: Goldman Sachs International	1/31/2017	CHF	3,000	22

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.59%.
Counterparty: Deutsche Bank AG	1/22/2037	GBP	3,000	265

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.72%.
Counterparty: Goldman Sachs International	1/29/2037	GBP	3,000	147

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.50%.
Counterparty: Deutsche Bank AG	1/26/2037	JPY	450,000	(50)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.57%.
Counterparty: Goldman Sachs International	2/2/2037	JPY	450,000	(111)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 5.38%.
Counterparty: Goldman Sachs International	1/31/2017		$3,500	(58)

Receive a floating rate based on the 3-month LIBOR minus 5bp and the Fund will pay a floating based on the monthly performance of the EURO STOXX50 Price Index (SX5E).
Counterparty: Goldman Sachs International	1/25/2012	EUR	10,120	24

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.EM. 6 Year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.40%.

Counterparty: Goldman Sachs International	12/20/2011		$16,000	54

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 5.07%.
Counterparty: Deutsche Bank AG	3/8/2017		8,500	61

Total Swap Agreements (premium $-157)			$964,120	$197

The notes to the financial statements are an integral part of this report.

(all amounts except share amounts are in thousands)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts(◆)	Date	Amount	(Depreciation)
10 Year Australia Long Bond(d)	112	06/15/2007	$9,409	$(185)
10 Year Canada Long Bond	(10)	06/29/2007	(1,023)	— (☐)
10 Year Japan Bond	(2)	06/20/2007	(2,249)	(4)
10-Year U.S. Treasury Note	(28)	06/30/2007	(3,033)	(25)
Amsterdam Index	15	05/19/2007	2,171	18
CAC-40 Index	(179)	06/16/2007	(14,317)	(1,440)
DAX Index	(77)	06/16/2007	(19,576)	(1,634)
DJ Euro STOXX 50 Index	(319)	06/30/2007	(18,899)	(1,381)
FTSE 100 Index	(46)	06/17/2007	(5,950)	(97)
FTSE 100 Index	(154)	06/21/2007	(5,578)	(28)
Hang Seng Index	(20)	05/30/2007	(2,569)	35
IBEX 35 Index	(23)	05/19/2007	(4,484)	164
Long Gilt	19	06/30/2007	4,072	(18)
MSCI SING IX ETS	(39)	05/29/2007	(2,108)	17
NIKKEI 225 OSE	(173)	06/08/2007	(25,203)	(859)
OMXS30 Index	(326)	05/25/2007	(6,194)	(38)
S&P 500 Index	(63)	06/17/2007	(23,442)	(623)
S&P MIB Index	(18)	06/17/2007	(5,295)	(349)
S&P TSE 60 Index	(87)	06/16/2007	(12,085)	(268)
SPI 200 Index	(76)	06/16/2007	(9,764)	(457)
			$(146,117)	$(7,172)

(d)	At April 30, 2007, cash in the amount of $13,934 is segregated with the custodian to cover margin requirements for open futures contracts.
(◆)	Contract amounts are not in thousands.
(☐)	Value is less than $1.

(all amounts in thousands)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	(12,325)	07/23/2007	$(9,570)	$(668)
British Pound Sterling	(29,135)	07/23/2007	(57,259)	(972)
Canadian Dollar	(11,810)	07/23/2007	(10,066)	(646)
Euro Dollar	(52,095)	07/23/2007	(67,965)	(3,343)
Japanese Yen	905,500	07/23/2007	7,609	49
Singapore Dollar	6,155	07/23/2007	4,037	37
Swedish Krona	109,300	07/23/2007	15,737	624
Swiss Franc	6,195	07/23/2007	5,038	130
			$(112,439)	$(4,789)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)
Swiss Franc	14,574	Euro Dollar	9,125	7/23/2007	(331)
					(331)

(all amounts except share amounts in thousands)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	16.1%	$33,158
Investment Companies	8.4%	17,176
Pharmaceuticals	8.2%	16,884
Telecommunications	5.7%	11,747
Oil & Gas Extraction	3.5%	7,095
Computer & Data Processing Services	3.4%	6,943
Insurance	3.1%	6,340
Electronic Components & Accessories	2.9%	6,010
Petroleum Refining	2.8%	5,813
Life Insurance	2.7%	5,500
Automotive	1.9%	3,962
Security & Commodity Brokers	1.8%	3,747
Electric Services	1.8%	3,603
Business Services	1.7%	3,522
Electric, Gas & Sanitary Services	1.7%	3,400
Beverages	1.5%	3,172
Industrial Machinery & Equipment	1.4%	2,931
Communications Equipment	1.3%	2,762
Furniture & Fixtures	1.3%	2,618
Railroads	1.2%	2,534
Printing & Publishing	1.1%	2,329
Electronic & Other Electric Equipment	1.1%	2,186
Wholesale Trade Durable Goods	1.0%	2,109
Air Transportation	1.0%	2,038
Retail Trade	1.0%	2,013
Lumber & Other Building Materials	1.0%	1,998
Computer & Office Equipment	1.0%	1,960
Business Credit Institutions	0.9%	1,925
Medical Instruments & Supplies	0.9%	1,896
Food & Kindred Products	0.9%	1,888
Chemicals & Allied Products	0.9%	1,848
Water Transportation	0.8%	1,641
Paper & Allied Products	0.6%	1,217
Aerospace	0.6%	1,214
Food Stores	0.6%	1,176
Department Stores	0.5%	1,032
Transportation & Public Utilities	0.4%	908
Motor Vehicles, Parts & Supplies	0.4%	871
Stone, Clay & Glass Products	0.4%	829
Radio, Television & Computer Stores	0.4%	800
Wholesale Trade Nondurable Goods	0.4%	753
Tobacco Products	0.4%	743
Real Estate	0.4%	710
Insurance Agents, Brokers & Service	0.3%	703
Health Services	0.3%	663
Instruments & Related Products	0.3%	659
Fabricated Metal Products	0.3%	617
Apparel & Accessory Stores	0.3%	607
Manufacturing Industries	0.3%	603
Radio & Television Broadcasting	0.3%	583
Hotels & Other Lodging Places	0.3%	547
Holding & Other Investment Offices	0.3%	546
Leather & Leather Products	0.3%	508
Rubber & Misc. Plastic Products	0.2%	483

Motion Pictures	0.2%	479
Gas Production & Distribution	0.2%	455
Personal Credit Institutions	0.2%	433
Mining	0.2%	419
Engineering & Management Services	0.2%	395
Primary Metal Industries	0.2%	349
Communication	0.2%	311
Residential Building Construction	0.1%	270
Metal Mining	0.1%	266
Restaurants	0.1%	235
Paper & Paper Products	0.1%	156
Entertainment	0.1%	130
Educational Services	0.0%	71
Iron & Steel Foundries	0.0%	62
Metal Cans & Shipping Containers	0.0%	59
Automotive Dealers	0.0%	49
Apparel Products	0.0%	42
Misc. General Merchandise Stores	0.0%	39
Personal Services	0.0%	35
Amusement & Recreation Services	0.0%	32
Paperboard Containers & Boxes	0.0%	24
Investment Securities, at value	94.2%	193,831
Total Investment Securities	94.2%	$193,831

TA IDEX UBS Large Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,097.10	0.81%	$4.21
Hypothetical(b)	1,000.00	1,020.78	0.81%	4.06

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2007 (unaudited)

Communications	10.1%
Consumer Cyclical	8.5%
Consumer Non-Cyclical	11.5%
Energy	10.2%
Financial	33.1%
Industrial	12.8%
Technology	1.9%
Utilities	9.1%
Other	2.8%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.9%)
Aerospace (1.9%)
Lockheed Martin Corp.	55,600	$5,345
Northrop Grumman Corp.	132,600	9,761
Air Transportation (1.6%)
FedEx Corp.	124,700	13,148
Automotive (1.9%)
Harley-Davidson, Inc.	98,400	6,231
PACCAR, Inc.	106,800	8,969
Beverages (1.7%)
Anheuser-Busch Cos., Inc.	175,800	8,648
Constellation Brands, Inc.-Class A(‡)(†)	240,800	5,396
Business Credit Institutions (1.0%)
Freddie Mac	130,800	8,473
Business Services (1.4%)
Omnicom Group, Inc.	107,900	11,298
Commercial Banks (22.4%)
Bank of America Corp.	241,100	12,272
Bank of New York Co., Inc. (The)	330,800	13,391
Citigroup, Inc.	725,000	38,874
City National Corp.	61,200	4,481
Fifth Third Bancorp(†)	434,300	17,628
JP Morgan Chase & Co.	588,400	30,656
Mellon Financial Corp.	125,900	5,405
Northern Trust Corp.	156,800	9,871
PNC Financial Services Group, Inc.	197,000	14,598
Wells Fargo & Co.	953,400	34,217
Computer & Data Processing Services (3.7%)
McAfee, Inc.(‡)	129,300	4,201
Microsoft Corp.	479,600	14,359
Symantec Corp.(‡)	627,100	11,037
Electric Services (5.4%)
American Electric Power Co., Inc.	326,300	16,387
Northeast Utilities	329,600	10,603
Pepco Holdings, Inc.	259,700	7,666
Sempra Energy	139,900	8,881
Electric, Gas & Sanitary Services (3.5%)
Exelon Corp.	296,600	22,367
NiSource, Inc.	248,200	6,103
Electronic & Other Electric Equipment (3.6%)
General Electric Co.	790,300	29,130
Fabricated Metal Products (0.9%)
Fortune Brands, Inc.	89,800	7,193
Finance (1.2%)
SPDR Trust Series 1(†)	62,700	9,297
Furniture & Fixtures (4.0%)
Johnson Controls, Inc.	203,300	20,804
Masco Corp.	426,700	11,610
Industrial Machinery & Equipment (2.0%)
Illinois Tool Works, Inc.	312,000	16,009
Insurance (2.1%)
Allstate Corp. (The)	173,500	10,812
UnitedHealth Group, Inc.	112,800	5,985
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The)	135,800	13,743
Lumber & Other Building Materials (0.9%)
Home Depot, Inc. (The)	201,900	7,646
Motion Pictures (1.1%)
News Corp., Inc.-Class A	393,400	8,808
Motor Vehicles, Parts & Supplies (1.3%)
BorgWarner, Inc.	138,500	10,791
Oil & Gas Extraction (3.4%)
ENSCO International, Inc.	163,000	9,190
GlobalSantaFe Corp.	148,200	9,474

Halliburton Co.	268,300	8,524
Petroleum Refining (6.6%)
Chevron Corp.	320,400	24,924
Exxon Mobil Corp.	356,700	28,315
Pharmaceuticals (7.8%)
Bristol-Myers Squibb Co.	364,900	10,531
Cephalon, Inc.(‡)(†)	56,600	4,506
Johnson & Johnson	84,100	5,401
Medco Health Solutions, Inc.(‡)	145,500	11,352
Merck & Co., Inc.	273,700	14,079
Wyeth	313,300	17,388
Printing & Publishing (0.9%)
RH Donnelley Corp.(‡)(†)	90,300	7,052
Railroads (2.0%)
Burlington Northern Santa Fe Corp.	188,800	16,528
Retail Trade (1.5%)
Costco Wholesale Corp.	231,400	12,396
Security & Commodity Brokers (4.8%)
Morgan Stanley	460,600	38,695
Telecommunications (4.6%)
AT&T, Inc.	476,700	18,458
Embarq Corp.	40,303	2,420
Sprint Nextel Corp.	806,063	16,145
Total Common Stocks (cost: $696,465)		767,472

	Principal	Value
SECURITY LENDING COLLATERAL (2.7%)
Debt (2.7%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007(*)	679	679
5.27%, due 06/18/2007(*)	679	679
Commercial Paper (0.6%)
Bear Stearns & Co.
5.31%, due 07/10/2007	271	271
CAFCO LLC-144A
5.29%, due 05/31/2007	263	263
Charta LLC-144A
5.30%, due 05/09/2007	181	181
5.29%, due 06/13/2007	136	136
Compass Securitization LLC-144A
5.29%, due 05/25/2007	136	136
CRC Funding LLC-144A
5.28%, due 05/16/2007	136	136
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	136	136
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	136	136
5.28%, due 05/24/2007	136	136
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	272	272
Liberty Street-144A
5.29%, due 05/03/2007	266	266
Morgan Stanley
5.32%, due 08/01/2007	272	272
Old Line Funding LLC-144A
5.30%, due 05/15/2007	272	272
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	538	538
5.30%, due 05/29/2007	136	136
5.29%, due 05/31/2007	136	136
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	136	136

5.29%, due 05/17/2007	136	136
5.28%, due 06/01/2007	136	136
5.29%, due 06/19/2007	179	179
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	204	204
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	136	136
Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	272	272
Yorktown Capital LLC
5.30%, due 05/14/2007	136	136
Euro Dollar Overnight (0.3%)
Bank of Nova Scotia
5.28%, due 05/01/2007	136	136
Citigroup
5.31%, due 05/04/2007	272	272
Deutsche Bank
5.28%, due 05/03/2007	272	272
First Tennessee National Corp.
5.31%, due 05/02/2007	272	272
National Australia Bank
5.30%, due 05/01/2007	272	272
Rabobank Nederland
5.30%, due 05/01/2007	272	272
Royal Bank of Canada
5.30%, due 05/01/2007	272	272
Royal Bank of Scotland
5.29%, due 05/07/2007	136	136
Societe Generale
5.31%, due 05/01/2007	272	272
Svenska Handlesbanken
5.31%, due 05/01/2007	515	515
Euro Dollar Terms (1.0%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	272	272
Bank of Montreal
5.28%, due 05/18/2007	136	136
Bank of Nova Scotia
5.28%, due 05/09/2007	190	190
Barclays
5.29%, due 05/07/2007	272	272
5.30%, due 05/16/2007	272	272
5.29%, due 05/21/2007	136	136
5.30%, due 06/04/2007	136	136
5.29%, due 06/08/2007	272	272
Calyon
5.30%, due 05/17/2007	136	136
5.31%, due 05/24/2007	272	272
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	407	407
5.28%, due 05/29/2007	136	136
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	272	272
Deutsche Bank
5.30%, due 05/15/2007	272	272
Fortis Bank
5.28%, due 05/21/2007	407	407
5.28%, due 05/25/2007	407	407
5.30%, due 06/25/2007	272	272
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	407	407

Royal Bank of Scotland
5.30%, due 05/08/2007	272	272
5.30%, due 05/09/2007	136	136
5.31%, due 05/25/2007	272	272
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	136	136
Swedbank AB
5.30%, due 05/11/2007	272	272
Toronto Dominion Bank
5.28%, due 05/10/2007	272	272
UBS AG
5.28%, due 06/01/2007	272	272
5.29%, due 06/12/2007	543	543
5.29%, due 06/15/2007	407	407
5.29%, due 06/18/2007	679	679
Repurchase Agreements (0.6%)(††)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $753 on 05/01/2007	752	752
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $2,990 on 05/01/2007	2,989	2,989
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,310 on 05/01/2007	1,309	1,309
Total Security Lending Collateral (cost: $21,792)		21,792

Total Investment Securities (cost: $718,257)(#)		$789,264

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)	Non-income producing.
(†)	At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $21,112.
*	Floating or variable rate note. Rate is listed as of April 30, 2007.
(††)

Cash collateral for the Repurchase Agreements, valued at $5,182, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(#)

Aggregate cost for federal income tax purposes is $718,701. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $74,382 and $3,819, respectively. Net unrealized appreciation for tax purposes is $70,563.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $4,079 or 0.5% of the net assets of the Fund.

SPDR	Standard & Poor’s Depository Receipts

TA IDEX Van Kampen Emerging Markets Debt

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,063.60	1.05%	$5.37
Hypothetical(b)	1,000.00	1,019.59	1.05%	5.26

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Region

At April 30, 2007 (unaudited)

Africa	0.4%
Eastern Europe	11.9%
Europe	16.7%
Latin America	16.1%
North America	5.5%
Pacific Rim	12.6%
South America	34.1%
Other	2.7%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (72.6%)
Argentina (4.6%)
Argentine Republic
5.83%, due 12/31/2033(*)		$21,220	$10,351
8.28%, due 12/31/2033		117	116
0.00%, due 12/15/2035(*)		64,362	2,632
0.00%, due 12/15/2035(*)		306	43
0.00%, due 04/10/2049(*)(e)		2,310	1,086
Brazil (12.8%)
Republic of Brazil
10.00%, due 08/07/2011		9,250	10,878
10.50%, due 07/14/2014		2,580	3,335
8.00%, due 01/15/2018		4,630	5,255
8.00%, due 01/15/2018		2,381	2,702
8.88%, due 10/14/2019		3,623	4,601
8.88%, due 04/15/2024		1,210	1,597
11.00%, due 08/17/2040		2,310	3,135
Republic of Brazil Credit Linked Note (Banco Abn Amro Real S.A., Grand Cayman Branch)
16.20%, due 02/22/2010(a)	BRL	5,060	2,809
Republic of Brazil Credit Linked Note (Citigroup Funding, Inc.)-144A
6.00%, due 05/18/2009(b)		4,448	5,153
Bulgaria (1.1%)
Republic of Bulgaria
8.25%, due 01/15/2015		2,750	3,260
Colombia (2.9%)
Republic of Colombia
9.75%, due 04/09/2011		1,166	1,266
8.25%, due 12/22/2014		2,200	2,530
11.75%, due 02/25/2020		2,100	3,129
8.13%, due 05/21/2024		1,250	1,492
7.38%, due 09/18/2037		490	548
Ecuador (1.0%)
Republic of Ecuador
9.38%, due 12/15/2015		1,590	1,558
10.00%, due 08/15/2030		1,760	1,632
Ivory Coast (0.4%)
Republic of Ivory Coast
0.00%, due 03/29/2018(e)		3,495	1,105
Mexico (11.4%)
United Mexican States
8.38%, due 01/14/2011		5,750	6,362
7.50%, due 01/14/2012		2,990	3,276
9.50%, due 12/18/2014	MXN	159,990	16,147
8.00%, due 12/17/2015	MXN	56,480	5,256
6.75%, due 09/27/2034		3,387	3,777
United Mexican States-Class XWD Warrants, Expires 9/24/2007
0.00%, due 09/24/2007		5	321
Panama (2.1%)
Republic of Panama
9.63%, due 02/08/2011		1,476	1,683
7.25%, due 03/15/2015		1,220	1,336
7.13%, due 01/29/2026		2,720	2,992
9.38%, due 04/01/2029		300	409
Peru (2.7%)
Republic of Peru
9.88%, due 02/06/2015		1,180	1,502
8.38%, due 05/03/2016		2,200	2,631
8.75%, due 11/21/2033		3,190	4,286

Philippine Islands (11.5%)
Republic of the Philippines
9.00%, due 02/15/2013		3,930	4,515
8.88%, due 03/17/2015		8,020	9,414
10.63%, due 03/16/2025		3,450	4,925
9.50%, due 02/02/2030		12,407	16,532
Qatar (0.6%)
State of Qatar
9.75%, due 06/15/2030		1,220	1,820
Russia (7.8%)
Russian Federation
11.00%, due 07/24/2018		5,350	7,700
12.75%, due 06/24/2028		5,970	10,859
7.50%, due 03/31/2030		4,827	5,485
Turkey (8.8%)
Republic of Turkey
11.00%, due 01/14/2013		2,880	3,535
7.00%, due 09/26/2016		5,120	5,235
11.88%, due 01/15/2030		3,130	4,828
Republic of Turkey Credit Linked Note (Citigroup Funding, Inc.)-144A Zero Coupon, due 08/14/2008(c)		3,382	3,933
Republic of Turkey Credit Linked Note (JPMorgan Chase Bank. NA.)-144A Zero Coupon, due 08/15/2008(c)		11,020	9,507
Ukraine (1.0%)
Ukraine Government-144A
6.58%, due 11/21/2016		3,010	3,063
Venezuela (3.9%)
Republic of Venezuela
10.75%, due 09/19/2013		4,930	6,010
8.50%, due 10/08/2014		2,100	2,316
9.25%, due 09/15/2027		1,610	1,985
Republic of Venezuela-144A
5.75%, due 02/26/2016		1,640	1,525
Total Foreign Government Obligations (cost: $206,471)			223,378
CORPORATE DEBT SECURITIES (18.6%)
Brazil (1.9%)
Reais Denominated NTN-F Linked Notes Reg S (JPMorgan Chase Bank, NA, London Branch)
10.00%, due 01/02/2012(d)	BRL	11,610	5,740
Cayman Islands (0.7%)
Banco Abn Amro Real S.A.-144A
15.86%, due 12/13/2007	BRL	4,000	2,017
Chile (1.1%)
Empresa Nacional de Petroleo
6.75%, due 11/15/2012		2,800	2,975
Empresa Nacional de Petroleo-144A
6.75%, due 11/15/2012		500	531
Luxembourg (4.1%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034		1,480	1,927
Gaz Capital SA-144A
6.21%, due 11/22/2016		5,743	5,829
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, due 05/16/2013		450	479
RSHB Capital SA for OJSC Russian Agricultural Bank-144A
7.18%, due 05/16/2013		4,130	4,383
Mexico (1.2%)
Petroleos Mexicanos, Guaranteed Note
8.63%, due 12/01/2023		1,750	2,209
9.50%, due 09/15/2027		1,000	1,383
Netherlands (3.3%)
Pindo Deli Finance Mauritius
6.00%, due 04/28/2015(*)		681	552
6.00%, due 04/28/2018(*)		1,500	780

0.00%, due 04/28/2025(*)	1,500	210
Pindo Deli Finance Mauritius-144A
6.00%, due 04/28/2015(*)	253	205
6.00%, due 04/28/2018	1,800	936
0.00%, due 04/28/2025(*)	9,415	1,318
Tjiwi Kimia Finance Mauritius, Ltd.
6.00%, due 04/28/2015(*)	2,118	1,763
6.00%, due 04/28/2018(*)	1,000	530
0.00%, due 04/28/2027(*)	1,500	210
Tjiwi Kimia Finance Mauritius, Ltd.-144A
6.00%, due 04/28/2015(*)	957	797
6.00%, due 04/28/2018(*)	5,296	2,807
0.00%, due 04/28/2027(*)	1,045	146
Trinidad (0.7%)
National Gas Co., of Trinidad and Tobago, Ltd., Senior Note
6.05%, due 01/15/2036	1,000	987
National Gas Co., of Trinidad and Tobago, Ltd.-144A
6.05%, due 01/15/2036	1,156	1,138
Tunisia (0.6%)
Banque Centrale de Tunisie
7.38%, due 04/25/2012	1,600	1,731
United States (5.0%)
Pemex Project Funding Master Trust
6.65%, due 06/15/2010(*)	3,950	4,069
9.13%, due 10/13/2010	4,500	5,049
9.50%, due 09/15/2027	3,470	4,797
Pemex Project Funding Master Trust-144A
6.65%, due 06/15/2010(*)	1,500	1,544
Total Corporate Debt Securities (cost: $57,330)		57,042

	Contracts(◆)	Value
PURCHASED OPTIONS (0.1%)(#)
Put Options (0.1%)
Brazilian Real	14,568,000	219
Put Strike $2.25
Expires 01/31/2008
Turkish Lira	12,170,000	12
Put Strike $1.51
Expires 07/24/2007
Total Purchased Options (cost: $1,003)		231
Total Investment Securities (cost: $264,804)(#)		$280,651

	Contracts(◆)	Value
WRITTEN OPTIONS (-0.1%)
Put Options (-0.1%)
Brazilian Real	34,610,275	(217)
Put Strike $2.45
Expires 01/31/2008
Turkish Lira	31,321,740	— (☐)
Put Strike $1.66
Expires 07/24/2007
Total Written Options (premiums: $1,003)		(217)

NOTES TO SCHEDULE OF INVESTMENTS:

(*)                                 Floating or variable rate note. Rate is listed as of April 30, 2007.

(a)                                  Redemption linked to Federative Republic of Brazil Bonds due 2/22/2010.

(b)                                 Redemption linked to Federative Republic of Brazil NTN-B Bonds due 5/15/2009.

(c)                                  Redemption linked to Republic of Turkey government bonds due 8/13/2008.

(d)                                 Redemption linked to Federative Republic of Brazil NTN-F Bonds due 1/1/2012.

(◆)                           Contract amounts are not in thousands.

(☐)                            Value is less than $1.

(e)                           Security is currently in default on interest payments.

(#)                                 Aggregate cost for federal income tax purposes is $265,509.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,601 and $3,459, respectively.  Net unrealized appreciation for tax purposes is $15,142.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $44,832 or 14.6% of the net assets of the Fund.

BRL	Brazilian Real
MXN	Mexican Peso

The notes to the financial statements are an integral part of this report.

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	72.6%	$223,378
Oil & Gas Extraction	8.3%	25,623
Commercial Banks	4.7%	14,349
Paper & Allied Products	3.4%	10,254
Security & Commodity Brokers	1.9%	5,829
Mortgage Bankers & Brokers	0.3%	987
Put Options	0.1%	231
Investment Securities, at value	91.3%	280,651
Total Investment Securities	91.3%	$280,651

TA IDEX Van Kampen Mid-Cap Growth

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,131.70	0.90%	$4.76
Hypothetical(b)	1,000.00	1,020.33	0.90%	4.51

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2007 (unaudited)

Basic Materials	2.2%
Communications	19.2%
Consumer Cyclical	16.8%
Consumer Non-Cyclical	13.7%
Diversified	1.2%
Energy	6.8%
Financial	8.2%
Industry	10.1%
Technology	4.0%
Other	17.8%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS
At April 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.4%)
Apparel & Accessory Stores (2.9%)
Abercrombie & Fitch Co.-Class A	30,059	$2,455
Automotive Dealers (1.9%)
AutoZone, Inc.(‡)	12,006	1,597
Business Services (10.8%)
Aeroplan Income Fund	121,581	2,145
ChoicePoint, Inc.(‡)(†)	36,614	1,390
Focus Media Holding Ltd., ADR(‡)(†)	22,578	835
Iron Mountain, Inc.(‡)	64,458	1,811
Lamar Advertising Co.	12,811	773
Monster Worldwide, Inc.(‡)	47,076	1,980
Chemicals & Allied Products (1.9%)
Cabot Corp.	16,199	734
Nalco Holding Co.	30,566	812
Communication (2.9%)
Crown Castle International Corp.(‡)(†)	45,818	1,573
Global Payments, Inc.	21,059	800
Computer & Data Processing Services (4.8%)
Baidu.com, ADR(‡)(†)	8,749	1,064
NHN Corp.(‡)	5,202	822
salesforce.com, Inc.(‡)	28,020	1,177
Tencent Holdings, Ltd.	271,000	930
Educational Services (2.7%)
Apollo Group, Inc.-Class A (‡)(†)	25,928	1,226
ITT Educational Services, Inc.(‡)	10,128	985
Electric, Gas & Sanitary Services (2.0%)
Stericycle, Inc.(‡)	18,748	1,634
Electronic Components & Accessories (1.2%)
Tessera Technologies, Inc.(‡)(†)	24,316	1,040
Gas Production & Distribution (3.6%)
Questar Corp.	8,815	856
Southwestern Energy Co.(‡)	50,196	2,108
Hotels & Other Lodging Places (6.6%)
Choice Hotels International, Inc.	21,737	818
Hilton Hotels Corp.	23,265	791
Intercontinental Hotels Group PLC, ADR	62,408	1,508
Wynn Resorts, Ltd.(†)	23,268	2,378
Industrial Machinery & Equipment (1.4%)
Pentair, Inc.	35,563	1,143
Insurance (2.7%)
Alleghany Corp.(‡)	2,935	1,050
Leucadia National Corp.	39,508	1,191
Insurance Agents, Brokers & Service (0.8%)
Brown & Brown, Inc.	26,918	693
Management Services (2.8%)
Corporate Executive Board Co.	36,480	2,322
Medical Instruments & Supplies (2.2%)
Techne Corp.(‡)(†)	31,332	1,848
Oil & Gas Extraction (4.5%)
Ultra Petroleum Corp.(‡)	65,350	3,707
Paper & Allied Products (0.9%)
MeadWestvaco Corp.	23,350	779
Personal Services (0.9%)
Weight Watchers International, Inc.	15,970	766
Pharmaceuticals (2.8%)
Dade Behring Holdings, Inc.	47,827	2,349
Primary Metal Industries (3.1%)
Chaparral Steel Co.	20,201	1,424
Texas Industries, Inc.	14,739	1,123
Radio & Television Broadcasting (2.9%)
Grupo Televisa SA, Sponsored ADR	87,527	2,455
Real Estate (3.8%)
Desarrolladora Homex SA de CV, ADR(‡)(†)	20,258	1,176
Forest City Enterprises, Inc.-Class A (†)	17,746	1,186

St. Joe Co. (The)(†)	14,231	806
Residential Building Construction (1.6%)
NVR, Inc.(‡)(†)	1,590	1,310
Restaurants (2.7%)
Wendy’s International, Inc.	58,580	2,208
Retail Trade (5.0%)
Amazon.com, Inc.(‡)(†)	55,805	3,423
Petsmart, Inc.	22,194	737
Savings Institutions (1.5%)
Peoples United Financial	64,272	1,280
Security & Commodity Brokers (3.7%)
Calamos Asset Management, Inc.-Class A	49,001	1,150
Fortress Investment Group LLC-Class A(†)	2,995	87
Janus Capital Group, Inc.	72,636	1,817
Telecommunications (5.6%)
Equinix, Inc.(‡)(†)	13,230	1,104
NII Holdings, Inc.(‡)(†)	34,655	2,660
SAVVIS, Inc.(‡)	16,635	858
Transportation & Public Utilities (5.4%)
CH Robinson Worldwide, Inc.(†)	48,463	2,591
Expeditors International of Washington, Inc.	44,803	1,873
Transportation Equipment (1.8%)
Li & Fung, Ltd.	478,000	1,503
Total Common Stocks (cost: $72,888)		80,861

	Principal	Value
SECURITY LENDING COLLATERAL (21.0%)
Debt (21.0%)
Bank Notes (1.3%)
Bank of America
5.31%, due 05/17/2007(*)	544	544
5.27%, due 06/18/2007(*)	544	544
Commercial Paper (4.6%)
Bear Stearns & Co.
5.31%, due 07/10/2007	217	217
CAFCO LLC-144A
5.29%, due 05/31/2007	211	211
Charta LLC-144A
5.30%, due 05/09/2007	145	145
5.29%, due 06/13/2007	109	109
Compass Securitization LLC-144A
5.29%, due 05/25/2007	109	109
CRC Funding LLC-144A
5.28%, due 05/16/2007	109	109
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	109	109
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	109	109
5.28%, due 05/24/2007	109	109
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	217	217
Liberty Street-144A
5.29%, due 05/03/2007	213	213
Morgan Stanley
5.32%, due 08/01/2007	217	217
Old Line Funding LLC-144A
5.30%, due 05/15/2007	217	217
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	431	431
5.30%, due 05/29/2007	109	109
5.29%, due 05/31/2007	109	109
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	109	109
5.29%, due 05/17/2007	109	109

5.28%, due 06/01/2007	109	109
5.29%, due 06/19/2007	143	143
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	163	163
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	109	109
Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	217	217
Yorktown Capital LLC
5.30%, due 05/14/2007	109	109
Euro Dollar Overnight (2.6%)
Bank of Nova Scotia
5.28%, due 05/01/2007	109	109
Citigroup
5.31%, due 05/04/2007	217	217
Deutsche Bank
5.28%, due 05/03/2007	218	218
First Tennessee National Corp.
5.31%, due 05/02/2007	218	218
National Australia Bank
5.30%, due 05/01/2007	218	218
Rabobank Nederland
5.30%, due 05/01/2007	218	218
Royal Bank of Canada
5.30%, due 05/01/2007	218	218
Royal Bank of Scotland
5.29%, due 05/07/2007	109	109
Societe Generale
5.31%, due 05/01/2007	218	218
Svenska Handlesbanken
5.31%, due 05/01/2007	413	413
Euro Dollar Terms (7.6%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	218	218
Bank of Montreal
5.28%, due 05/18/2007	109	109
Bank of Nova Scotia
5.28%, due 05/09/2007	152	152
Barclays
5.29%, due 05/07/2007	218	218
5.30%, due 05/16/2007	218	218
5.29%, due 05/21/2007	109	109
5.30%, due 06/04/2007	109	109
5.29%, due 06/08/2007	218	218
Calyon
5.30%, due 05/17/2007	109	109
5.31%, due 05/24/2007	218	218
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	326	326
5.28%, due 05/29/2007	109	109
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	218	218
Deutsche Bank
5.30%, due 05/15/2007	218	218
Fortis Bank
5.28%, due 05/21/2007	326	326
5.28%, due 05/25/2007	326	326
5.30%, due 06/25/2007	218	218
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	326	326
Royal Bank of Scotland
5.30%, due 05/08/2007	218	218
5.30%, due 05/09/2007	109	109

5.31%, due 05/25/2007	218	218
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	109	109
Swedbank AB
5.30%, due 05/11/2007	218	218
Toronto Dominion Bank
5.28%, due 05/10/2007	218	218
UBS AG
5.28%, due 06/01/2007	218	218
5.29%, due 06/12/2007	435	435
5.29%, due 06/15/2007	326	326
5.29%, due 06/18/2007	544	544
Repurchase Agreements (4.9%)(††)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $603 on 05/01/2007	603	603
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $2,395 on 05/01/2007	2,395	2,395
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $1,049 on 05/01/2007	1,049	1,049
Total Security Lending Collateral (cost: $17,457)		17,457

Total Investment Securities (cost: $90,345)(#)		$98,318

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)	Non-income producing.
(†)	At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $17,010.
(*)	Floating or variable rate note. Rate is listed as of April 30, 2007.
(††)

Cash collateral for the Repurchase Agreements, valued at $4,151, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(#)

Aggregate cost for federal income tax purposes is $90,552. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,033 and $2,267, respectively. Net unrealized appreciation for tax purposes is $7,766.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities aggregated $3,265 or 3.9% of the net assets of the Fund.

ADR	American Depositary Receipt

TA IDEX Van Kampen Small Company Growth

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2006 and held for the entire period until April 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)

Class I
Actual	$1,000.00	$1,074.50	1.01%	$5.20
Hypothetical(b)	1,000.00	1,019.79	1.01%	5.06

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS

By Sector

At April 30, 2007 (unaudited)

Basic Materials	3.3%
Communications	12.5%
Consumer Cyclical	22.8%
Consumer Non-Cyclical	17.7%
Energy	2.7%
Financial	5.2%
Industrial	7.3%
Technology	5.7%
Utilities	0.4%
Other	22.4%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

SCHEDULE OF INVESTMENTS

At April 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.2%)
Amusement & Recreation Services (4.0%)
Gaylord Entertainment Co.(‡)	109,951	$6,025
Lakes Entertainment, Inc.(‡)(†)	52,519	650
Apparel & Accessory Stores (1.9%)
Citi Trends, Inc.(‡)(†)	80,660	3,197
Automotive Dealers (0.0%)
Copart, Inc.(‡)	1,175	34
Business Services (5.1%)
Ctrip.com International, Ltd., ADR	44,755	3,174
Forrester Research, Inc.(‡)	60,895	1,570
Macquarie Infrastructure Co. Trust	69,388	2,955
Viad Corp.	20,684	845
Communication (2.9%)
Charter Communications, Inc.-Class A(‡)	282,910	854
SBA Communications Corp.(‡)	137,473	4,044
Computer & Data Processing Services (11.1%)
Bankrate, Inc.(‡)(†)	30,850	1,245
Blackboard, Inc.(‡)(†)	53,856	1,848
CNET Networks, Inc.(‡)	170,064	1,434
Convera Corp.(‡)(†)	66,892	217
CoStar Group, Inc.(‡)	65,927	3,218
IHS, Inc.-Class A(‡)	113,162	4,678
Interactive Data Corp.	107,694	3,083
NetFlix, Inc.(‡)(†)	57,571	1,276
Websense, Inc.(‡)	67,676	1,672
Computer & Office Equipment (0.5%)
3Com Corp.(‡)	220,590	889
Construction (1.6%)
Gafisa SA, ADR(‡)	92,225	2,582
Educational Services (6.3%)
Ambassadors Group, Inc.	95,760	3,210
Ambassadors International, Inc.(†)	55,697	2,279
Strayer Education, Inc.	40,798	5,073
Electric, Gas & Sanitary Services (0.5%)
Pico Holdings, Inc.(‡)	18,454	824
Electronic Components & Accessories (2.4%)
Omnivision Technologies, Inc.(‡)(†)	37,879	512
Tessera Technologies, Inc.(‡)	81,957	3,507
Engineering & Management Services (2.8%)
Grupo Aeroportuario del Pacifico SA de CV, ADR	103,879	4,697
Fabricated Metal Products (0.6%)
Mueller Water Products, Inc.-Class A(†)	71,538	1,030
Food & Kindred Products (0.9%)
Peet’s Coffee & Tea, Inc.(‡)	59,495	1,543
Holding & Other Investment Offices (2.8%)
Endeavor Acquisition Corp.(‡)(†)	131,921	1,384
Gmarket, Inc., ADR(‡)	65,211	1,141
Jamba, Inc.(‡)(†)	177,167	1,552
Microbia, Inc.(a)(¡)	96,357	602
Hotels & Other Lodging Places (2.4%)
Vail Resorts, Inc.(‡)(†)	71,486	4,076
Industrial Machinery & Equipment (1.1%)
Middleby Corp.(‡)	12,711	1,745
Insurance (0.8%)
Alleghany Corp.(‡)	3,737	1,337
Lumber & Other Building Materials (0.3%)
Beacon Roofing Supply, Inc.(‡)(†)	33,915	534
Lumber & Wood Products (0.7%)
Deltic Timber Corp.	21,606	1,079
Management Services (0.4%)
Corporate Executive Board Co.	9,249	589
Manufacturing Industries (1.7%)
Aruze Corp.	82,500	2,911

Medical Instruments & Supplies (3.6%)
Techne Corp.(‡)	102,369	6,037
Oil & Gas Extraction (3.3%)
Delta Petroleum Corp.(‡)(†)	96,547	2,094
GMX Resources, Inc.(‡)(†)	34,235	1,147
Quicksilver Resources, Inc.(‡)	54,568	2,284
Pharmaceuticals (0.7%)
Noven Pharmaceuticals, Inc.(‡)	48,669	1,139
Primary Metal Industries (5.4%)
Chaparral Steel Co.	43,204	3,046
Kaiser Aluminum Corp.(‡)	33,747	2,660
Texas Industries, Inc.	42,843	3,263
Printing & Publishing (1.1%)
VistaPrint, Ltd.(‡)	50,158	1,875
Real Estate (1.5%)
Consolidated-Tomoka Land Co.	12,081	907
Grubb & Ellis Co.(‡)	97,254	1,148
HouseValues, Inc.(‡)(†)	94,130	458
Research & Testing Services (3.9%)
Advisory Board Co. (The)(‡)	102,392	4,862
Gen-Probe, Inc.(‡)	33,939	1,735
Residential Building Construction (1.0%)
Brookfield Homes Corp.(†)	47,393	1,610
Restaurants (5.9%)
AFC Enterprises(‡)	136,125	2,588
BJ’s Restaurants, Inc.(‡)(†)	97,728	2,012
Krispy Kreme Doughnuts, Inc.(‡)(†)	127,842	1,244
PF Chang’s China Bistro, Inc.(‡)(†)	107,297	4,104
Retail Trade (5.9%)
Blue Nile, Inc.(‡)(†)	97,982	4,611
Build-A-Bear Workshop, Inc.(‡)(†)	68,064	1,875
CKX, Inc.(‡)	97,970	1,022
Marvel Entertainment, Inc.(‡)	82,273	2,430
Security & Commodity Brokers (3.2%)
Greenhill & Co., Inc.(†)	85,630	5,416
Telecommunications (3.9%)
Equinix, Inc.(‡)	63,424	5,294
FiberTower Corp.(‡)(†)	76,292	344
IDT Corp.-Class B	77,591	857
Transportation & Public Utilities (0.4%)
Integrated Distribution Services Group, Ltd.	218,000	613
Trucking & Warehousing (2.2%)
Landstar System, Inc.	76,217	3,682
Wholesale Trade Durable Goods (2.4%)
Pool Corp.(†)	101,644	4,079
Total Common Stocks (cost: $136,412)		159,551

	Principal	Value
SECURITY LENDING COLLATERAL (27.5%)
Debt (27.5%)
Bank Notes (1.7%)
Bank of America
5.31%, due 05/17/2007(*)	1,439	1,439
5.27%, due 06/18/2007(*)	1,439	1,439
Commercial Paper (6.0%)
Bear Stearns & Co.
5.31%, due 07/10/2007	575	575
CAFCO LLC-144A
5.29%, due 05/31/2007	557	557
Charta LLC-144A
5.30%, due 05/09/2007	383	383
5.29%, due 06/13/2007	288	288
Compass Securitization LLC-144A
5.29%, due 05/25/2007	288	288

CRC Funding LLC-144A
5.28%, due 05/16/2007	288	288
Fairway Finance Corp.-144A
5.30%, due 05/07/2007	288	288
Falcon Asset Securitization Corp.-144A
5.29%, due 05/07/2007	288	288
5.28%, due 05/24/2007	288	288
Greyhawk Funding LLC-144A
5.30%, due 05/02/2007	575	575
Liberty Street-144A
5.29%, due 05/03/2007	563	563
Morgan Stanley
5.32%, due 08/01/2007	575	575
Old Line Funding LLC-144A
5.30%, due 05/15/2007	575	575
Paradigm Funding LLC-144A
5.28%, due 05/22/2007	1,139	1,139
5.30%, due 05/29/2007	288	288
5.29%, due 05/31/2007	288	288
Ranger Funding Co. LLC-144A
5.29%, due 05/01/2007	288	288
5.29%, due 05/17/2007	288	288
5.28%, due 06/01/2007	288	288
5.29%, due 06/19/2007	379	379
Sheffield Receivables Corp.-144A
5.29%, due 05/23/2007	432	432
Three Pillars Funding LLC-144A
5.28%, due 05/24/2007	288	288
Variable Funding Capital Co. LLC-144A
5.28%, due 05/17/2007	575	575
Yorktown Capital LLC
5.30%, due 05/14/2007	288	288
Euro Dollar Overnight (3.4%)
Bank of Nova Scotia
5.28%, due 05/01/2007	288	288
Citigroup
5.31%, due 05/04/2007	575	575
Deutsche Bank
5.28%, due 05/03/2007	575	575
First Tennessee National Corp.
5.31%, due 05/02/2007	575	575
National Australia Bank
5.30%, due 05/01/2007	575	575
Rabobank Nederland
5.30%, due 05/01/2007	575	575
Royal Bank of Canada
5.30%, due 05/01/2007	575	575
Royal Bank of Scotland
5.29%, due 05/07/2007	288	288
Societe Generale
5.31%, due 05/01/2007	575	575
Svenska Handlesbanken
5.31%, due 05/01/2007	1,092	1,092
Euro Dollar Terms (10.0%)
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	575	575
Bank of Montreal
5.28%, due 05/18/2007	288	288
Bank of Nova Scotia
5.28%, due 05/09/2007	403	403
Barclays
5.29%, due 05/07/2007	575	575

5.30%, due 05/16/2007	575	575
5.29%, due 05/21/2007	288	288
5.30%, due 06/04/2007	288	288
5.29%, due 06/08/2007	575	575
Calyon
5.30%, due 05/17/2007	288	288
5.31%, due 05/24/2007	575	576
Canadian Imperial Bank of Commerce
5.28%, due 05/16/2007	863	863
5.28%, due 05/29/2007	288	288
Credit Suisse First Boston Corp.
5.30%, due 05/17/2007	576	576
Deutsche Bank
5.30%, due 05/15/2007	576	576
Fortis Bank
5.28%, due 05/21/2007	863	863
5.28%, due 05/25/2007	863	863
5.30%, due 06/25/2007	576	576
HBOS Halifax Bank of Scotland
5.30%, due 06/13/2007	863	863
Royal Bank of Scotland
5.30%, due 05/08/2007	576	576
5.30%, due 05/09/2007	288	288
5.31%, due 05/25/2007	576	576
Skandinaviska Enskilda Banken AB
5.28%, due 05/15/2007	288	288
Swedbank AB
5.30%, due 05/11/2007	576	576
Toronto Dominion Bank
5.28%, due 05/10/2007	576	576
UBS AG
5.28%, due 06/01/2007	576	576
5.29%, due 06/12/2007	1,151	1,151
5.29%, due 06/15/2007	863	863
5.29%, due 06/18/2007	1,439	1,439
Repurchase Agreements (6.4%)(††)
Credit Suisse First Boston Corp. 5.29%, dated 04/30/2007 to be repurchased at $1,594 on 05/01/2007	1,594	1,594
Merrill Lynch & Co. 5.21%, dated 04/30/2007 to be repurchased at $6.332 on 05/01/2007	6,331	6,331
Morgan Stanley Dean Witter & Co. 5.24%, dated 04/30/2007 to be repurchased at $2,773 on 05/01/2007	2,773	2,773
Total Security Lending Collateral (cost: $46,149)		46,149

Total Investment Securities (cost: $182,561)(#)		$205,700

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)	Non-income producing.
(†)	At April 30, 2007, all or a portion of this security is on loan (see Note 1). The value at April 30, 2007, of all securities on loan is $44,334.
(a)	Security is deemed to be illiquid.

(*)	Floating or variable rate note. Rate is listed as of April 30, 2007.
(††)

Cash collateral for the Repurchase Agreements, valued at $10,974, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 02/01/2037, respectively.

(¡)	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
(#)

Aggregate cost for federal income tax purposes is $183,184.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $27,005 and $4,489, respectively.  Net unrealized appreciation for tax purposes is $22,516.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2007, these securities aggregated $8,634 or 5.2% of the net assets of the Fund.

ADR	American Depositary Receipt

TA IDEX AllianceBernstein International Value

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $326,212) (including securities loaned of $2,467)	$399,671
Cash	9,845
Foreign currency (cost: $6,912)	6,920
Receivables:
Investment securities sold	1,485
Shares of beneficial interest sold	781
Interest	29
Dividends	1,734
Dividend reclaims receivable	175
420,640
Liabilities:
Investment securities purchased	220
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	46
Management and advisory fees	290
Administration fees	7
Payable for collateral for securities on loan	2,659
Other	33
3,255
Net Assets	$417,385
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$325,720
Undistributed (accumulated) net investment income (loss)	1,516

Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	16,657
Net unrealized appreciation (depreciation) on:
Investment securities	73,459
Translation of assets and liabilities denominated in foreign currencies	33
Net Assets	$417,385

Shares Outstanding	30,118

Net Asset Value and Offering Price Per Share	$13.86

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $402)	$4,367
Interest	137
4,504

Expenses:
Management and advisory fees	1,674
Printing and shareholder reports	1
Custody fees	111
Administration fees	40
Legal fees	5
Audit fees	10
Trustees fees	8
Registration fees	15
Other	1

Total expenses	1,865
Net Investment Income (Loss)	2,639
Net Realized Gain (Loss) from:
Investment securities	16,752
Foreign currency transactions	(32)
16,720
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	37,386
Translation of assets and liabilities denominated in foreign currencies	19
37,405

Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	54,125

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,764

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended

(all amounts in thousands)

	April 30, 2007 (unaudited)	October 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,639	$4,120

Net realized gain (loss) from investment securities and foreign currency transactions	16,720	6,391

Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	37,405	36,087

	56,764	46,598
Distributions to Shareholders:
From net investment income	(4,552)	(144)
From net realized gain	(7,001)	—
	(11,553)	(144)
Capital Share Transactions:
Proceeds from shares sold	44,667	330,067
Dividends and distributions reinvested	11,553	144
Cost of shares redeemed	(60,577)	(134)
	(4,357)	330,077
Net increase (decrease) in net assets	40,854	376,531
Net Assets:
Beginning of period	376,531	—
End of period	$417,385	$376,531
Undistributed (accumulated) net investment income (loss)	$1,516	$3,429

Share Activity:
Shares issued	3,407	30,476
Shares issued-reinvested from distributions	912	14
Shares redeemed	(4,678)	(13)
Net increase (decrease) in shares outstanding:	(359)	30,477

(a)	Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$12.35	$0.09	$1.79	$1.88	$(0.15)	$(0.22)	$(0.37)	$13.86
10/31/2006	10.00	0.20	2.16	2.36	(0.01)	—	(0.01)	12.35

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	15.49%	$417,385	0.94%	1.33%	17%
10/31/2006	23.67	376,531	0.99	1.91	22

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.
(b)	Not annualized.
(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.
(d)	Per share information is calculated based on average number of shares outstanding.
(e)	TA IDEX AllianceBernstein International Value (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Bjurman, Barry Micro Emerging Growth

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:

Investment securities, at value (cost: $59,170)	$68,524
Cash	1,852
Receivables:
Investment securities sold	1,021
Shares of beneficial interest sold	201
Interest	5
Dividends	2
71,605

Liabilities:
Investment securities purchased	2,312
Accounts payable and accrued liabilities:
Management and advisory fees	71
Administration fees	1
Other	11
2,395
Net Assets	$69,210
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$62,887
Undistributed (accumulated) net investment income (loss)	(237)

Undistributed (accumulated) net realized gain (loss) from investment securities	(2,794)
Net unrealized appreciation (depreciation) on investment securities	9,354
Net Assets	$69,210

Shares Outstanding	6,250

Net Asset Value and Offering Price Per Share	$11.07

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $1)	$94
Interest	19
113

Expenses:
Management and advisory fees	310
Printing and shareholder reports	1
Custody fees	8
Administration fees	6
Legal fees	1
Audit fees	10
Trustees fees	1
Registration fees	2

Total expenses	339
Recaptured expenses	11
Net expenses	350
Net Investment Income (Loss)	(237)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	(1,983)

Increase (decrease) in unrealized appreciation (depreciation) on investment securities	5,547

Net Realized and Unrealized Gain (Loss) on Investment Securities	3,564

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,327

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006(a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(237)	$(60)

Net realized gain (loss) from investment securities	(1,983)	(815)

Change in unrealized appreciation (depreciation) on investment securities	5,547	3,807

	3,327	2,932
Capital Share Transactions:
Proceeds from shares sold	10,687	52,449
Cost of shares redeemed	(185)	—
	10,502	52,449
Net increase (decrease) in net assets	13,829	55,381
Net Assets:
Beginning of period	55,381	—
End of period	$69,210	$55,381
Undistributed (accumulated) net investment income (loss)	$(237)	$—

Share Activity:
Shares issued	977	5,290
Shares redeemed	(17)	—
Net increase (decrease) in shares outstanding:	960	5,290

(a)                   Commenced operations on August 1, 2006.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(g)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$10.47	$(0.04)	$0.64	$0.60	$—	$—	$—	$11.07
10/31/2006	10.00	(0.02)	0.49	0.47	—	—	—	10.47

		Ratios/Supplemental Data
		Net Assets,	Ratio of Expenses				Net Investment
For the		End of	to Average				Income (Loss)	Portfolio
Period	Total	Period	Net Assets(a)				to Average	Turnover
Ended(g)	Return(c)	(000’s)	Net(e)		Total(f)		Net Assets(a)	Rate(b)
4/30/2007	5.83%	$69,210	1.19	%(h)	1.19	%(h)	(0.80)%	55%
10/31/2006	4.70	55,381	1.25		1.38		(0.69)	14

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.
(b)	Not annualized.
(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.
(d)	Per share information is calculated based on average number of shares outstanding.
(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).
(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.
(g)	TA IDEX Bjurman, Barry Micro Emerging Growth (“the Fund”) commenced operations on August 1, 2006.
(h)	Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any.
The impact of recaptured expenses was 0.04%.

The notes to the financial statements are an integral part of this report.

TA IDEX BlackRock Global Allocation

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $400,221)	$445,449
Cash	49
Foreign currency (cost: $2,801)	3,189
Receivables:
Investment securities sold	1,664
Shares of beneficial interest sold	319
Interest	1,563
Dividends	523
Dividend reclaims receivable	45
Unrealized appreciation on forward foreign currency contracts	119
	452,920

Liabilities:
Investment securities purchased	2,557
Accounts payable and accrued liabilities:
Management and advisory fees	274
Deferred foreign taxes	126
Transfer agent fees	—	(a)
Administration fees	7
Unrealized depreciation on forward foreign currency contracts	88
Variation margin	2,866
Written options (premiums $1,882)	2,120
Other	45
	8,083
Net Assets	$444,837
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$382,456
Undistributed (accumulated) net investment income (loss)	2,398
Undistributed (accumulated) net realized gain (loss) from investment securities, futures contracts, written options and foreign currency transactions	14,549
Net unrealized appreciation (depreciation) on:
Investment securities	45,102
Futures contracts	111
Written option contracts	(238)
Translation of assets and liabilities denominated in foreign currencies	459
Net Assets	$444,837

Shares Outstanding	37,647

Net Asset Value and Offering Price Per Share	$11.82

(a)                     Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$3,563
Dividends (net of withholding taxes on foreign dividends of $145)	2,421
5,984

Expenses:
Management and advisory fees	1,702
Transfer agent fees	— (a)
Printing and shareholder reports	1
Custody fees	172
Administration fees	46
Legal fees	6
Audit fees	10
Trustees fees	10
Registration fees	21
Other	3
Total expenses	1,971
Net Investment Income (Loss)	4,013
Net Realized Gain (Loss) from:
Investment securities (net of foreign capital gains tax of $10)	11,722
Futures contracts	1,890
Written option contracts	264
Foreign currency transactions	1,296
15,172
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities (net of foreign capital gains tax accrual of $126)	21,912
Futures contracts	(974)
Written option contracts	(137)
Translation of assets and liabilities denominated in foreign currencies	182
20,983
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts, Written Options and Foreign Currency Transactions	36,155

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,168

(a)                     Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006 (a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$4,013	$6,063

Net realized gain (loss) from investment securities, futures contracts, written options and foreign currency transactions	15,172	9,269
Change in unrealized appreciation (depreciation) on investment securities, futures contracts, written options and foreign currency translation	20,983	24,451

	40,168	39,783
Distributions to Shareholders:
From net investment income	(8,774)	(372)
From net realized gain	(8,424)	—
	(17,198)	(372)
Capital Share Transactions:
Proceeds from shares sold	14,513	451,161
Dividends and distributions reinvested	17,198	372
Cost of shares redeemed	(100,785)	(3)
	(69,074)	451,530
Net increase (decrease) in net assets	(46,104)	490,941
Net Assets:
Beginning of period	490,941	—
End of period	$444,837	$490,941
Undistributed (accumulated) net investment income (loss)	$2,398	$7,159

Share Activity:
Shares issued	1,264	43,698
Shares issued-reinvested from distributions	1,536	37
Shares redeemed	(8,888)	—
Net increase (decrease) in shares outstanding:	(6,088)	43,735

(a)                     Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$11.23	$0.10	$0.88	$0.98	$(0.20)	$(0.19)	$(0.39)	$11.82
10/31/2006	10.00	0.19	1.06	1.25	(0.02)	—	(0.02)	11.23

	Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	9.05%	$444,837	0.85%	1.74%	29%
10/31/2006	12.45	490,941	0.90	2.02	31

NOTES TO FINANCIAL HIGHLIGHTS

(a)                     Annualized.

(b)                    Not annualized.

(c)                     Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)                    Per share information is calculated based on average number of shares outstanding.

(e)                     TA IDEX BlackRock Global Allocation (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX BlackRock Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $513,876) (including securities loaned of $37,864)	$613,978
Receivables:
Shares of beneficial interest sold	446
Interest	16
Dividends	467
	614,907
Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	376
Transfer agent fees	—	(a)
Administration fees	10
Payable for collateral for securities on loan	39,642
Other	3
	40,031
Net Assets	$574,876
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$454,966
Undistributed (accumulated) net investment income (loss)	1,707

Undistributed (accumulated) net realized gain (loss) from investment securities	18,101
Net unrealized appreciation (depreciation) on investment securities	100,102
Net Assets	$574,876

Shares Outstanding
	44,735

Net Asset Value and Offering Price Per Share
	$12.85

(a)                     Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$5,401
Interest	73
Income from loaned securities-net	17
5,491

Expenses:
Management and advisory fees	2,113
Printing and shareholder reports	1
Custody fees	43
Administration fees	54
Legal fees	6
Audit fees	10
Trustees fees	10
Registration fees	4
Other	3
Total expenses	2,244
Net Investment Income (Loss)	3,247
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	18,183

Increase (decrease) in unrealized appreciation (depreciation) on investment securities	29,515

Net Realized and Unrealized Gain (Loss) on Investment Securities	47,698

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,945

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006 (a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$3,247	$3,254

Net realized gain (loss) from investment securities	18,183	17,655

Change in unrealized appreciation (depreciation) on investment securities	29,515	50,775

	50,945	71,684
Distributions to Shareholders:
From net investment income:
Class I	(3,991)	(1,026)
	(3,991)	(1,026)
From net realized gains:
Class I	(15,598)	—
	(15,598)	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	—	2,001
Class I	113,620	445,738
	113,620	447,739
Dividends and distributions reinvested:
Class I	19,589	1,026
	19,589	1,026
Cost of shares redeemed:
Class A	—	(356,774)
Class I	(96,218)	(4,702)
	(96,218)	(361,476)
	36,991	87,289
Net increase (decrease) in net assets	68,347	157,947
Net Assets:
Beginning of period	506,529	348,582
End of period	$574,876	$506,529
Undistributed (accumulated) net investment income (loss)	$1,707	$2,451

Share Activity:
Shares issued:
Class A	—	191
Class I	9,275	42,006
	9,275	42,197
Shares issued-reinvested from distributions:
Class I	1,619	94
	1,619	94
Shares redeemed:
Class A	—	(34,089)
Class I	(7,833)	(426)
	(7,833)	(34,515)
Net increase (decrease) in shares outstanding:
Class A	—	(33,898)
Class I	3,061	41,674
	3,061	7,776

(a)                     Class I was offered for investment on November 15, 2005.  Class A shareholders redeemed out of class A and subscribed into Class I on November 15, 2005.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$12.15	$0.07	$1.10	$1.17	$(0.10)	$(0.37)	$(0.47)	$12.85
10/31/2006	10.47	0.07	1.64	1.71	(0.03)	—	(0.03)	12.15

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	9.84%	$574,876	0.84%	1.21%	33%
10/31/2006	16.36	506,529	0.84	0.62	56

NOTES TO FINANCIAL HIGHLIGHTS

(a)                     Annualized.

(b)                    Not annualized.

(c)                     Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)                    Per share information is based on average number of shares outstanding.

(e)                     Class A commenced operations on March 1, 2005.  Class I commenced operations on November 15, 2005.  Class A shareholders redeemed out of Class A and subscribed into Class I on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX BlackRock Natural Resources

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $95,613)	$107,134
Cash	10,289
Receivables:
Shares of beneficial interest sold	122
Interest	26
Dividends	65
Dividend reclaims receivable	6
117,642
Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	81
Administration fees	2
Other	8
91
Net Assets	$117,551
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$105,826
Undistributed (accumulated) net investment income (loss)	140

Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	64
Net unrealized appreciation (depreciation) on investment securities	11,521
Net Assets	$117,551

Shares Outstanding	10,540

Net Asset Value and Offering Per Share	$11.15

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007  (a)

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $14)	$272
Interest	104
376

Expenses:
Management and advisory fees	203
Printing and shareholder reports	1
Custody fees	5
Administration fees	5
Legal fees	13
Audit fees	8
Trustees fees	1

Total expenses	236
Net Investment Income (Loss)	140
Net Realized Gain (Loss) from:
Investment securities	103
Foreign currency transactions	(39)
64
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	11,521
11,521
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	11,585

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,725

(a)                     Commenced operations on January 3, 2007.

The notes to the financial statements are an integral part of this report.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended

(all amounts in thousands)

April 30,
2007
(unaudited) (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$140

Net realized gain (loss) from investment securities and foreign currency transactions	64

Change in unrealized appreciation (depreciation) on investment securities	11,521

11,725
Capital Share Transactions:
Proceeds from shares sold	105,826
105,826
Net increase (decrease) in net assets	117,551
Net Assets:
Beginning of period	—
End of period	$117,551
Undistributed (accumulated) net investment income (loss)	$140

Share Activity:
Shares issued	10,540
Net increase (decrease) in shares outstanding:	10,540

(a)                     Commenced operations on January 3, 2007.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$10.00	$0.02	$1.13	$1.15	$—	$—	$—	$11.15

Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	11.50%	$117,551	0.93%	0.55%	2%

NOTES TO FINANCIAL HIGHLIGHTS

(a)                     Annualized.

(b)                    Not annualized.

(c)                     Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)                    Per share information is calculated based on average number of shares outstanding.

(e)                     TA IDEX BlackRock Natural Resources (“the Fund”) commenced operations on January 3, 2007.

The notes to the financial statements are an integral part of this report.

TA IDEX Evergreen International Small Cap

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $423,305) (including securities loaned of $29,095)	$548,408
Cash	17,812
Foreign currency (cost: $4,692)	4,708
Receivables:
Investment securities sold	1,372
Shares of beneficial interest sold	712
Interest	39
Dividends	1,054
Dividend reclaims receivable	102
	574,207
Liabilities:
Investment securities purchased	1,904
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	23
Management and advisory fees	463
Transfer agent fees	—	(a)
Administration fees	9
Payable for collateral for securities on loan	30,837
Other	52
	33,288
Net Assets	$540,919
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$374,041
Undistributed (accumulated) net investment income (loss)	230

Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	41,527
Net unrealized appreciation (depreciation) on:
Investment securities	125,103
Translation of assets and liabilities denominated in foreign currencies	18
Net Assets	$540,919

Shares Outstanding:	31,745

Net Asset Value and Offering Price Per Share	$17.04

(a)                     Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $179)	$2,713
Interest	276
Income from loaned securities-net	51
	3,040

Expenses:
Management and advisory fees	2,544
Printing and shareholder reports	1
Custody fees	182
Administration fees	49
Legal fees	6
Audit fees	10
Trustees fees	10
Registration fees	2
Transfer agent fees	—	(b)
Other	2
Total expenses	2,806
Net Investment Income (Loss)	234
Net Realized Gain (Loss) from:
Investment securities	41,592
Foreign currency transactions	264
	41,856
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	56,554
Translation of assets and liabilities denominated in foreign currencies	(5)
	56,549
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	98,405

Net Increase (Decrease) in Net Assets Resulting from Operations	$98,639

(b)                    Rounds to less $1.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$234	$3,809

Net realized gain (loss) from investment securities and foreign currency transactions	41,856	65,140

Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	56,549	34,645

	98,639	103,594
Distributions to Shareholders:
From net investment income:
Class I	(3,583)	(823)
	(3,583)	(823)
From net realized gains:
Class I	(65,360)	(10,837)
	(65,360)	(10,837)
Capital Share Transactions:
Proceeds from shares sold:
Class I	39,341	186,053
	39,341	186,053
Dividends and distributions reinvested:
Class I	68,943	11,660
	68,943	11,660
Cost of shares redeemed:
Class A	—	(127,067)
Class I	(68,696)	(21,500)
	(68,696)	(148,567)
	39,588	49,146
Net increase (decrease) in net assets	69,284	141,080
Net Assets:
Beginning of period	471,635	330,555
End of period	$540,919	$471,635
Undistributed (accumulated) net investment income (loss)	$230	$3,579

Share Activity:
Shares issued:
Class I	2,437	13,754
	2,437	13,754
Shares issued-reinvested from distributions:
Class I	4,640	864
	4,640	864
Shares redeemed:
Class A	—	(9,945)
Class I	(4,474)	(1,556)
	(4,474)	(11,501)
Net increase (decrease) in shares outstanding:
Class A	—	(9,945)
Class I	2,603	13,062
	2,603	3,117

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$16.18	$0.01	$3.20	$3.21	$(0.12)	$(2.23)	$(2.35)	$17.04
10/31/2006	12.71	0.14	3.79	3.93	(0.03)	(0.43)	(0.46)	16.18
10/31/2005	10.00	0.06	2.65	2.71	—	—	—	12.71

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(b)(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	21.98%	$540,919	1.14%	0.10%	48%
10/31/2006	31.68	471,635	1.15	0.94	89
10/31/2005	27.10	204,413	1.22	0.56	65

NOTES TO FINANCIAL HIGHLIGHTS

(a)                     Annualized.

(b)                    Not annualized.

(c)                     Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.  Not annualized.

(d)                    Per share information is calculated based on average number of shares outstanding.

(e)                     TA IDEX Evergreen International Small Cap (“the Fund”) commenced operations on November 8, 2004. Class A closed on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Federated Market Opportunity

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $29,997) (including securities loaned of $3,329)	$30,541
Cash	16,534
Foreign currency (cost: $9)	9
Receivables:
Shares of beneficial interest sold	132
Interest	135
Dividends	21
Dividend reclaims receivable	19
47,391
Liabilities:
Investment securities purchased	115
Accounts payable and accrued liabilities:
Management and advisory fees	30
Administration fees	1
Payable for collateral for securities on loan	3,464
Other	18
3,628
Net Assets	$43,763
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$48,245
Undistributed (accumulated) net investment income (loss)	92

Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(5,119)
Net unrealized appreciation (depreciation) on:
Investment securities	544
Translation of assets and liabilities denominated in foreign currencies	1
Net Assets	$43,763

Shares Outstanding	4,628

Net Asset Value and Offering Price Per Share	$9.46

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$771
Dividends (net of withholding taxes on foreign dividends of $26)	176
Income from loaned securities-net	4
951

Expenses:
Management and advisory fees	231
Printing and shareholder reports	1
Custody fees	11
Administration fees	6
Legal fees	1
Audit fees	10
Trustees fees	1
Registration fees	4

Total expenses	265
Net Investment Income (Loss)	686
Net Realized Gain (Loss) from:
Investment securities	(1,538)
Foreign currency transactions	(21)
(1,559)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	12
Translation of assets and liabilities denominated in foreign currencies	1
13
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	(1,546)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(860)

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006 (a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$686	$2,077

Net realized gain (loss) from investment securities and foreign currency transactions	(1,559)	(3,105)

Change in unrealized appreciation (depreciation) on investment securities	13	532

	(860)	(496)

Distributions to Shareholders:
From net investment income	(1,149)	(1,977)

Capital Share Transactions:
Proceeds from shares sold	6,486	89,534
Dividends and distributions reinvested	1,149	1,977
Cost of shares redeemed	(45,051)	(5,850)
	(37,416)	85,661
Net increase (decrease) in net assets	(39,425)	83,188
Net Assets:
Beginning of period	83,188	—
End of period	$43,763	$83,188
Undistributed (accumulated) net investment income (loss)	$92	$555

Share Activity:
Shares issued	674	8,953
Shares issued-reinvested from distributions	118	198
Shares redeemed	(4,732)	(583)
Net increase (decrease) in shares outstanding:	(3,940)	8,568

(a)                     Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

		For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$9.71	$0.11	$(0.20)	$(0.09)	$(0.16)	$—	$(0.16)	$9.46
10/31/2006	10.00	0.27	(0.30)	(0.03)	(0.26)	—	(0.26)	9.71

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	(0.91)%	$43,763	0.92%	2.38%	32%
10/31/2006	(0.35)	83,188	0.88	2.97	72

NOTES TO FINANCIAL HIGHLIGHTS

(a)                     Annualized.

(b)                    Not annualized.

(c)                     Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.  Not annualized.

(d)                    Per share information is calculated based on average number of shares outstanding.

(e)                     TA IDEX Federated Market Opportunity (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX JPMorgan International Bond

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $688,466)	$708,453
Cash	4,739
Foreign currency (cost: $2,674)	2,688
Receivables:
Shares of beneficial interest sold	456
Interest	8,359
Unrealized appreciation on forward foreign currency contracts	3,432
728,127
Liabilities:
Investment securities purchased	4,049
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	159
Management and advisory fees	310
Administration fees	12
Unrealized depreciation on forward foreign currency contracts	5,061
Variation margin	36
Other	71
9,698
Net Assets	$718,429
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$700,137
Undistributed (accumulated) net investment income (loss)	1,005

Undistributed (accumulated) net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	(1,137)
Net unrealized appreciation (depreciation) on:
Investment securities	19,987
Futures contracts	(439)
Translation of assets and liabilities denominated in foreign currencies	(1,124)
Net Assets	$718,429

Shares Outstanding	68,037

Net Asset Value and Offering Price Per Share	$10.56

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$11,137

Expenses:
Management and advisory fees	1,773
Printing and shareholder reports	1
Custody fees	205
Administration fees	69
Legal fees	8
Audit fees	10
Trustees fees	13
Registration fees	31
Other	4

Total expenses	2,114
Net Investment Income (Loss)	9,023
Net Realized Gain (Loss) from:
Investment securities	2,823
Futures contracts	1,081
Foreign currency transactions	(2,558)
1,346
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	10,089
Futures contracts	(503)
Translation of assets and liabilities denominated in foreign currencies	(964)
8,622
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts and Foreign Currency Transactions	9,968

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,991

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006 (a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$9,023	$8,866

Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	1,346	4,491

Change in unrealized appreciation (depreciation) on investment securities, futures contracts and foreign currency translation	8,622	9,802

	18,991	23,159

Distributions to Shareholders:
From net investment income	(15,867)	(7,991)

Capital Share Transactions:
Proceeds from shares sold	36,210	659,095
Dividends and distributions reinvested	15,867	7,991
Cost of shares redeemed	(19,026)	—
	33,051	667,086
Net increase (decrease) in net assets	36,175	682,254
Net Assets:
Beginning of period	682,254	—
End of period	$718,429	$682,254
Undistributed (accumulated) net investment income (loss)	$1,005	$7,849

Share Activity:
Shares issued	3,456	64,116
Shares issued-reinvested from distributions	1,506	774
Shares redeemed	(1,815)	—
Net increase (decrease) in shares outstanding:	3,147	64,890

(a)                     Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the Period Ended(d)(e)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
4/30/2007	$10.51	$0.14	$0.15	$0.29	$(0.24)	$—	$(0.24)	$10.56
10/31/2006	10.00	0.22	0.49	0.71	(0.20)	—	(0.20)	10.51

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	2.79%	$718,429	0.61%	2.62%	48%
10/31/2006	7.12	682,254	0.64	2.34	145

NOTES TO FINANCIAL HIGHLIGHTS

(a)                     Annualized.

(b)                    Not annualized.

(c)                     Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.  Not annualized.

(d)                    Per share information is calculated based on average number of shares outstanding.

(e)                     TA IDEX JPMorgan International Bond (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX JPMorgan Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $236,141) (including securities loaned of $22,445)	$280,892
Cash	11,825
Receivables:
Investment securities sold	1,304
Interest	33
Dividends	283
	294,337
Liabilities:
Investment securities purchased	735
Accounts payable and accrued liabilities:
Management and advisory fees	187
Transfer agent fees	—	(a)
Administration fees	5
Payable for collateral for securities on loan	23,189
Other	28
	24,144
Net Assets	$270,193
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$220,524
Undistributed (accumulated) net investment income (loss)	1,337

Undistributed (accumulated) net realized gain (loss) from investment securities	3,581
Net unrealized appreciation (depreciation) on investment securities	44,751
Net Assets	$270,193

Shares Outstanding	22,106

Net Asset Value and Offering Price Per Share	$12.22

(a)           Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $5)	$2,626
Interest	184
Income from loaned securities-net	15
	2,825

Expenses:
Management and advisory fees	1,048
Printing and shareholder reports	1
Custody fees	19
Administration fees	26
Legal fees	3
Audit fees	10
Trustees fees	5
Transfer agent fees	—	(a)
Other	2

Total expenses	1,114
Net Investment Income (Loss)	1,711
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	4,253

Increase (decrease) in unrealized appreciation (depreciation) on investment securities	19,041

Net Realized and Unrealized Gain (Loss) on Investment Securities	23,294

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,005

(a)           Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006 (a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,711	$2,471

Net realized gain (loss) from investment securities	4,253	10,521

Change in unrealized appreciation (depreciation) on investment securities	19,041	25,135

	25,005	38,127
Distributions to Shareholders:
From net investment income:
Class I	(2,282)	(961)
	(2,282)	(961)
From net realized gains:
Class I	(10,392)	(1,029)
	(10,392)	(1,029)
Capital Share Transactions:
Proceeds from shares sold:
Class A	—	4,598
Class I	—	215,612
	—	220,210
Dividends and distributions reinvested:
Class I	12,674	1,990
	12,674	1,990
Cost of shares redeemed:
Class A	—	(205,876)
Class I	—	(5,529)
	—	(211,405)
	12,674	10,795
Net increase (decrease) in net assets	25,005	46,932
Net Assets:
Beginning of period	245,188	198,256
End of period	$270,193	$245,188
Undistributed (accumulated) net investment income (loss)	$1,337	$1,908

Share Activity:
Shares issued:
Class A	—	456
Class I	—	21,339
	—	21,795
Shares issued-reinvested from distributions:
Class I	1,104	191
	1,104	191
Shares redeemed:
Class A	—	(20,396)
Class I	—	(528)
	—	(20,924)
Net increase (decrease) in shares outstanding:
Class A	—	(19,940)
Class I	1,104	21,002
	1,104	1,062

(a)                                  Class I was offered for investment on November 15, 2005. Class A shareholders redeemed out of Class A and subscribed into Class I on November 15, 2005.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period Ended(d)(e)	Beginning of Period	Investment Income (Loss)	and Unrealized Gain (Loss)	Total Operations	Investment Income	Realized Gains	Total Distributions	End of Period
4/30/2007	$11.67	$0.08	$1.07	$1.15	$(0.11)	$(0.49)	$(0.60)	$12.22
10/31/2006	10.09	0.11	1.57	1.68	(0.05)	(0.05)	(0.10)	11.67

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	10.22%	$270,193	0.87%	1.34%	22%
10/31/2006	16.71	245,188	0.88	1.10	46

NOTES TO FINANCIAL HIGHLIGHTS

(a)                                  Annualized.

(b)                                 Not annualized.

(c)                                  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.  Not annualized.

(d)                                 Per share information is calculated based on average number of shares outstanding.

(e)                                  Class A commenced operations on March 1, 2005.  Class I commenced operations on November 15, 2005.  Class A shareholders redeemed out of Class A and subscribed into Class I on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Loomis Sayles Bond

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $164,835)	$165,700
Cash	5,384
Receivables:
Shares of beneficial interest sold	676
Interest	2,753
Dividends	6
174,519
Liabilities:
Investment securities purchased	400
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	23
Management and advisory fees	95
Administration fees	3
Other	5
526
Net Assets	$173,993
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$171,926
Undistributed (accumulated) net investment income (loss)	1,107

Undistributed (accumulated) net realized gain (loss) from investment securities	83
Net unrealized appreciation (depreciation) on:
Investment securities	865
Translation of assets and liabilities denominated in foreign currencies	12
Net Assets	$173,993

Shares Outstanding	17,077

Net Asset Value and Offering Price Per Share	$10.19

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007 (a)

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$2,115
Dividends	15
2,130

Expenses:
Management and advisory fees	254
Printing and shareholder reports	1
Custody fees	5
Administration fees	8
Legal fees	12
Audit fees	8
Trustees fees	1

Total expenses	289
Net Investment Income (Loss)	1,841
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	83
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	865
Translation of assets and liabilities denominated in foreign currencies	12
877

Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	960

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,801

(a)           Commenced operations on January 3, 2007

The notes to the financial statements are an integral part of this report.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended

(all amounts in thousands)

April 30,
2007
(unaudited) (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,841

Net realized gain (loss) from investment securities	83

Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	877

2,801
Distributions to Shareholders:
From net investment income	(734)

Capital Share Transactions:
Proceeds from shares sold	172,263
Dividends and distributions reinvested	734
Cost of shares redeemed	(1,071)
171,926
Net increase (decrease) in net assets	173,993
Net Assets:
Beginning of period	—
End of period	$173,993
Undistributed (accumulated) net investment income (loss)	$1,107

Share Activity:
Shares issued	17,110
Shares issued-reinvested from distributions	73
Shares redeemed	(106)
Net increase (decrease) in shares outstanding:	17,077

(a)           Commenced operations on January 3, 2007.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

For a share of beneficial interest outstanding throughout the period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period Ended(d)(e)	Beginning of Period	Investment Income (Loss)	and Unrealized Gain (Loss)	Total Operations	Investment Income	Realized Gains	Total Distributions	End of Period
4/30/2007	$10.00	$0.16	$0.08	$0.24	$(0.05)	$—	$(0.05)	$10.19

Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	2.39%	$173,993	0.77%	4.88%	9%

NOTES TO FINANCIAL HIGHLIGHTS

(a)                                  Annualized.

(b)                                 Not annualized.

(c)                                  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)                                 Per share information is calculated based on average number of shares outstanding.

(e)                                  TA IDEX Loomis Sayles Bond (“the Fund”) commenced operations on January 3, 2007.

The notes to the financial statements are an integral part of this report.

TA IDEX Marsico International Growth

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $369,711) (including securities loaned of $17,522)	$437,781
Cash	32,133
Foreign currency (cost: $133)	133
Receivables:
Investment securities sold	1,942
Shares of beneficial interest sold	854
Interest	71
Dividends	1,216
Dividend reclaims receivable	486
	474,616

Liabilities:
Investment securities purchased	2,906
Accounts payable and accrued liabilities:
Management and advisory fees	382
Transfer agent fees	—	(a)
Administration fees	7
Payable for collateral for securities on loan	18,303
Other	53
	21,651
Net Assets	$452,965
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$350,176
Undistributed (accumulated) net investment income (loss)	1,260
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	33,441
Net unrealized appreciation (depreciation) on:
Investment securities	68,070
Translation of assets and liabilities denominated in foreign currencies	18
Net Assets	$452,965

Shares Outstanding	33,934

Net Asset Value and Offering Price Per Share	$13.35

(a)           Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $286)	$3,455
Interest	254
Income from loaned securities-net	7
3,716

Expenses:
Management and advisory fees	2,190
Printing and shareholder reports	1
Custody fees	147
Administration fees	42
Legal fees	5
Audit fees	10
Trustees fees	8
Other	3

Total expenses	2,406
Net Investment Income (Loss)	1,310
Net Realized Gain (Loss) from:
Investment securities	35,245
Foreign currency transactions	(80)
35,165
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	17,385
Translation of assets and liabilities denominated in foreign currencies	12
17,397

Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	52,562

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,872

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,310	$1,407

Net realized gain (loss) from investment securities and foreign currency transactions	35,165	74,903

Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	17,397	23,418

	53,872	99,728
Distributions to Shareholders:
From net investment income:
Class I	(1,069)	(3,283)
	(1,069)	(3,283)
From net realized gains:
Class I	(75,189)	(2,500)
	(75,189)	(2,500)
Capital Share Transactions:
Proceeds from shares sold:
Class I	71,999	184,042
	71,999	184,042
Dividends and distributions reinvested:
Class I	76,258	5,783
	76,258	5,783
Cost of shares redeemed:
Class A	—	(115,115)
Class I	(101,532)	(134,523)
	(101,532)	(249,638)
	46,725	(59,813)
Net increase (decrease) in net assets	24,339	34,132
Net Assets:
Beginning of period	428,626	394,494
End of period	$452,965	$428,626
Undistributed (accumulated) net investment income (loss)	$1,260	$1,019

Share Activity:
Shares issued:
Class I	5,517	15,462
	5,517	15,462
Shares issued-reinvested from distributions:
Class I	6,190	479
	6,190	479
Shares redeemed:
Class A	—	(10,171)
Class I	(8,120)	(10,955)
	(8,120)	(21,126)
Net increase (decrease) in shares outstanding:
Class A	—	(10,171)
Class I	3,587	4,986
	3,587	(5,185)

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period Ended(d)(e)	Beginning of Period	Investment Income (Loss)	and Unrealized Gain (Loss)	Total Operations	Investment Income	Realized Gains	Total Distributions	End of Period
4/30/2007	$14.12	$0.04	$1.66	$1.70	$(0.03)	$(2.44)	$(2.47)	$13.35
10/31/2006	11.11	0.05	3.17	3.22	(0.12)	(0.09)	(0.21)	14.12
10/31/2005	10.00	0.16	0.99	1.15	(0.04)	—	(0.04)	11.11

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	13.53%	$452,965	1.14%	0.62%	65%
10/31/2006	29.35	428,626	1.16	0.38	129
10/31/2005	11.49	281,692	1.18	1.52	145

NOTES TO FINANCIAL HIGHLIGHTS

(a)                                  Annualized.

(b)                                 Not annualized.

(c)                                  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.  Not annualized.

(d)                                 Per share information is calculated based on average number of shares outstanding.

(e)                                  TA IDEX Marsico International Growth (“the Fund”) commenced operations on November 8, 2004. Class A closed on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Mellon Market Neutral Strategy

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $100,065)	$104,409
Cash	8,203
Receivable from brokers for proceeds on securities sold short	98,467
Receivables:
Investment securities sold	308
Shares of beneficial interest sold	132
Interest	18
Dividends	28
Variation margin	423
211,988
Liabilities:
Investment securities purchased	263
Accounts payable and accrued liabilities:
Management and advisory fees	125
Administration fees	2
Securities sold short, at value (proceeds $99,566)	104,374
Other	82
104,846
Net Assets	$107,142
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$106,208
Undistributed (accumulated) net investment income (loss)	697

Undistributed (accumulated) net realized gain (loss) from investment securities and securities sold short	701
Net unrealized appreciation (depreciation) on:
Investment securities	4,344
Securities sold short	(4,808)
Net Assets	$107,142

Shares Outstanding	10,618

Net Asset Value Per Share	$10.09

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007 (a)

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$1,485
Dividends	309
1,794

Expenses:
Management and advisory fees	426
Printing and shareholder reports	1
Custody fees	29
Administration fees	6
Legal fees	13
Audit fees	8
Trustees fees	1
Dividend expense on securities sold short	613

Total expenses	1,097
Net Investment Income (Loss)	697
Net Realized Gain (Loss) from:
Investment securities	2,231
Securites sold short	(1,530)
701
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	4,344
Securities sold short	(4,808)
(464)

Net Realized and Unrealized Gain (Loss) on Investment Securities and Securities Sold Short	237

Net Increase (Decrease) in Net Assets Resulting from Operations	$934

(a)           Commenced operations on January 3, 2007.

The notes to the financial statements are an integral part of this report.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended

(all amounts in thousands)

April 30,
2007
(unaudited) (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$697

Net realized gain (loss) from investment securities and securities sold short	701

Change in unrealized appreciation (depreciation) on investment securities and securities sold short	(464)

934
Capital Share Transactions:
Proceeds from shares sold	106,458
Cost of shares redeemed	(250)
106,208
Net increase (decrease) in net assets	107,142
Net Assets:
Beginning of period	—
End of period	$107,142
Undistributed (accumulated) net investment income (loss)	$697

Share Activity:
Shares issued	10,643
Shares redeemed	(25)
Net increase (decrease) in shares outstanding:	10,618

(a)           Commenced operations on January 3, 2007.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

For a share of beneficial interest outstanding throughout the period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period Ended(d)(g)	Beginning of Period	Investment Income (Loss)	and Unrealized Gain (Loss)	Total Operations	Investment Income	Realized Gains	Total Distributions	End of Period
4/30/2007	$10.00	$0.07	$0.02	$0.09	$—	$—	$—	$10.09

Ratios/Supplemental Data
		Net Assets,	Ratio of Expenses		Net Investment
For the		End of	to Average		Income (Loss)	Portfolio
Period	Total	Period	Net Assets(a)		to Average	Turnover
Ended(g)	Return(c)	(000’s)	Net(e)	Total(f)	Net Assets(a)	Rate(b)
4/30/2007	0.90%	$107,142	1.59%	3.61%	2.29%	193%

NOTES TO FINANCIAL HIGHLIGHTS

(a)                                  Annualized.

(b)                                 Not annualized.

(c)                                  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)                                 Per share information is calculated based on average number of shares outstanding.

(e)                                  Ratio of Net Expenses to Average Net Assets is exclusive of dividends on securities sold short (see note 1).

(f)                                    Ratio of Total Expenses to Average Net Assets is inclusive of dividends on securities sold short.

(g)                                 TA IDEX Mellon Market Neutral Strategy commenced operations on January 3, 2007.

The notes to the financial statements are an integral part of this report.

TA IDEX Neuberger Berman International

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $409,743) (including securities loaned of $18,003)	$488,486
Cash	28,640
Foreign currency (cost: $511)	507
Receivables:
Investment securities sold	2,757
Shares of beneficial interest sold	731
Interest	69
Income from loaned securities	1
Dividends	2,075
Dividend reclaims receivable	258
523,524
Liabilities:
Investment securities purchased	3,105
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	46
Management and advisory fees	397
Administration fees	8
Payable for collateral for securities on loan	18,735
Other	52
22,343
Net Assets	$501,181
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$396,681
Undistributed (accumulated) net investment income (loss)	2,623

Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	23,115
Net unrealized appreciation (depreciation) on:
Investment securities	78,743
Translation of assets and liabilities denominated in foreign currencies	19
Net Assets	$501,181

Shares Outstanding	39,140

Net Asset Value and Offering Price Per Share	$12.80

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $412)	$5,393
Interest	483
Income from loaned securities-net	15
5,891

Expenses:
Management and advisory fees	2,251
Printing and shareholder reports	1
Custody fees	143
Administration fees	47
Legal fees	6
Audit fees	10
Trustees fees	9
Registration fees	18
Other	3

Total expenses	2,488
Net Investment Income (Loss)	3,403
Net Realized Gain (Loss) from:
Investment securities	23,809
Foreign currency transactions	(661)
23,148
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	41,693
Translation of assets and liabilities denominated in foreign currencies	22
41,715

Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	64,863

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,266

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006 (a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$3,403	$4,587

Net realized gain (loss) from investment securities and foreign currency transactions	23,148	23,519

Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	41,715	37,047
	68,266	65,153
Distributions to Shareholders:
From net investment income	(5,043)	(515)
From net realized gain	(23,361)	—
	(28,404)	(515)

Capital Share Transactions:
Proceeds from shares sold	67,392	406,908
Dividends and distributions reinvested	28,404	515
Cost of shares redeemed	(94,473)	(12,065)
	1,323	395,358
Net increase (decrease) in net assets	41,185	459,996
Net Assets:
Beginning of period	459,996	—
End of period	$501,181	$459,996
Undistributed (accumulated) net investment income (loss)	$2,623	$4,263

Share Activity:
Shares issued	5,575	40,191
Shares issued-reinvested from distributions	2,409	51
Shares redeemed	(8,023)	(1,063)
Net increase (decrease) in shares outstanding:	(39)	39,179

(a)           Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$11.74	$0.09	$1.68	$1.77	$(0.13)	$(0.58)	$(0.71)	$12.80
10/31/2006	10.00	0.12	1.64	1.76	(0.02)	—	(0.02)	11.74

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	15.69%	$501,181	1.06%	1.45%	27%
10/31/2006	17.61	459,996	1.07	1.21	52

NOTES TO FINANCIAL HIGHLIGHTS

(a)                                  Annualized.

(b)                                 Not annualized.

(c)                                  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.  Not annualized.

(d)                                 Per share information is calculated based on average number of shares outstanding.

(e)                                  TA IDEX Neuberger Berman International (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Oppenheimer Developing Markets

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $385,708) (including securities loaned of $23,918)	$474,041
Cash	25,455
Foreign currency (cost: $1,533)	1,531
Receivables:
Investment securities sold	2,368
Shares of beneficial interest sold	602
Interest	70
Dividends	796
Dividend reclaims receivable	5
Other	18
	504,886
Liabilities:
Investment securities purchased	2,980
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	46
Management and advisory fees	445
Deferred foreign taxes	448
Transfer agent fees	—	(a)
Administration fees	8
Payable for collateral for securities on loan	25,052
Other	17
	28,996
Net Assets	$475,890
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$378,543
Undistributed (accumulated) net investment income (loss)	1,318

Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	8,140
Net unrealized appreciation (depreciation) on investment securities	87,889
Net Assets	$475,890

Shares Outstanding	36,399

Net Asset Value and Offering Price Per Share	$13.07

(a)           Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $419)	$4,077
Interest	259
Income from loaned securities-net	17
	4,353

Expenses:
Management and advisory fees	2,333
Printing and shareholder reports	1
Custody fees	309
Administration fees	41
Legal fees	5
Audit fees	10
Trustees fees	8
Registration fees	15
Transfer agent fees	—	(a)
Other	2

Total expenses	2,724
Net Investment Income (Loss)	1,629
Net Realized Gain (Loss) from:
Investment securities (net of foreign capital gains tax of $84)	9,164
Foreign currency transactions	87
	9,251
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities (net of foreign capital gains tax accrual of $444)	60,914
Translation of assets and liabilities denominated in foreign currencies	(398)
	60,516
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	69,767

Net Increase (Decrease) in Net Assets Resulting from Operations	$71,396

(a)           Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006 (a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,629	$2,472
Net realized gain (loss) from investment securities and foreign currency transactions	9,251	11,305
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	60,516	27,373
	71,396	41,150
Distributions to Shareholders:
From net investment income	(1,859)	(896)
From net realized gain	(12,444)	—
	(14,303)	(896)
Capital Share Transactions:
Proceeds from shares sold	44,481	332,453
Dividends and distributions reinvested	14,303	896
Cost of shares redeemed	(2,067)	(11,523)
	56,717	321,826
Net increase (decrease) in net assets	113,810	362,080
Net Assets:
Beginning of period	362,080	—
End of period	$475,890	$362,080
Undistributed (accumulated) net investment income (loss)	$1,318	$1,548

Share Activity:
Shares issued	3,625	32,752
Shares issued-reinvested from distributions	1,219	89
Shares redeemed	(171)	(1,115)
Net increase (decrease) in shares outstanding:	4,673	31,726

(a)           Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(g)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$11.41	$0.05	$2.06	$2.11	$(0.06)	$(0.39)	$(0.45)	$13.07
10/31/2006	10.00	0.09	1.37	1.46	(0.05)	—	(0.05)	11.41

		Ratios/Supplemental Data
		Net Assets,	Ratio of Expenses		Net Investment
For the		End of	to Average		Income (Loss)	Portfolio
Period	Total	Period	Net Assets(a)		to Average	Turnover
Ended(g)	Return(c)	(000’s)	Net(e)	Total(f)	Net Assets(a)	Rate(b)
4/30/2007	18.89%	$475,890	1.32%	1.32%	0.79%	22%
10/31/2006	14.64	362,080	1.45	1.66	0.89	77

NOTES TO FINANCIAL HIGHLIGHTS

(a)                                  Annualized.

(b)                                 Not annualized.

(c)                                  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.  Not annualized.

(d)                                 Per share information is calculated based on average number of shares outstanding.

(e)                                  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)                                    Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)                                 TA IDEX Oppenheimer Developing Markets (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Oppenheimer Small- & Mid-Cap Value

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $112,821)	$129,761
Cash	7,731
Receivables:
Investment securities sold	2,030
Shares of beneficial interest sold	717
Interest	22
Dividends	21
140,282
Liabilities:
Investment securities purchased	1,756
Accounts payable and accrued liabilities:
Management and advisory fees	117
Administration fees	2
Other	26
1,901
Net Assets	$138,381
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$115,159
Undistributed (accumulated) net investment income (loss)	(146)

Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	6,428
Net unrealized appreciation (depreciation) on investment securities	16,940
Net Assets	$138,381

Shares Outstanding	10,956

Net Asset Value and Offering Price Per Share	$12.63

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $1)	$367
Interest	90
457

Expenses:
Management and advisory fees	506
Printing and shareholder reports	1
Custody fees	29
Administration fees	11
Legal fees	1
Audit fees	10
Trustees fees	2
Registration fees	4
Other	1

Total expenses	565
Recaptured expenses	13
Net expenses	578
Net Investment Income (Loss)	(121)
Net Realized Gain (Loss) from:
Investment securities	6,599
Foreign currency transactions	(7)
6,592
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	10,807
10,807
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	17,399

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,278

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006 (a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(121)	$136

Net realized gain (loss) from investment securities and foreign currency transactions	6,592	1,356

Change in unrealized appreciation (depreciation) on investment securities	10,807	6,133
	17,278	7,625
Distributions to Shareholders:
From net investment income	(154)	—
From net realized gain	(1,527)	—
	(1,681)	—
Capital Share Transactions:
Proceeds from shares sold	29,240	84,274
Dividends and distributions reinvested	1,681	—
Cost of shares redeemed	(36)	—
	30,885	84,274
Net increase (decrease) in net assets	46,482	91,899
Net Assets:
Beginning of period	91,899	—
End of period	$138,381	$91,899
Undistributed (accumulated) net investment income (loss)	$(146)	$129

Share Activity:
Shares issued	2,410	8,401
Shares issued-reinvested from distributions	148	—
Shares redeemed	(3)	—
Net increase (decrease) in shares outstanding:	2,555	8,401

(a)           Commenced operations on August 1, 2006.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(g)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$10.94	$(0.01)	$1.90	$1.89	$(0.02)	$(0.18)	$(0.20)	$12.63
10/31/2006	10.00	0.02	0.92	0.94	—	—	—	10.94

		Ratios/Supplemental Data
		Net Assets,	Ratio of Expenses				Net Investment
For the		End of	to Average				Income (Loss)	Portfolio
Period	Total	Period	Net Assets(a)				to Average	Turnover
Ended(g)	Return(c)	(000’s)	Net(e)		Total(f)		Net Assets(a)	Rate(b)
4/30/2007	17.45%	$138,381	1.08	%(h)	1.08	%(h)	(0.23)%	60%
10/31/2006	9.40	91,899	1.15		1.22		0.74	33

NOTES TO FINANCIAL HIGHLIGHTS

(a)                                  Annualized.

(b)                                 Not annualized.

(c)                                  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.  Not annualized.

(d)                                 Per share information is calculated based on average number of shares outstanding.

(e)                                  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)                                    Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)                                 TA IDEX Oppenheimer Small- & Mid-Cap Value (“the Fund”) commenced operations on August 1, 2006.

(h)                                 Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recapturerd expenses by the investment adviser, if any. The impact of recaptured expenses was 0.02%.

The notes to the financial statements are an integral part of this report.

TA IDEX Transamerica Short-Term Bond

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $526,445) (including securities loaned of $5,579)	$527,728
Cash	473
Receivables:
Shares of beneficial interest sold	214
Interest	7,413
	535,828
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	68
Management and advisory fees	275
Transfer agent fees	—	(a)
Administration fees	9
Payable for collateral for securities on loan	5,699
Other	28
	6,079
Net Assets	$529,749
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$529,186
Undistributed (accumulated) net investment income (loss)	1,322

Undistributed (accumulated) net realized gain (loss) from investment securities	(2,042)
Net unrealized appreciation (depreciation) on investment securities	1,283
Net Assets	$529,749

Shares Outstanding	53,572

Net Asset Value and Offering Price Per Share	$9.89

(a)           Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$12,266
Income from loaned securities-net	2
	12,268

Expenses:
Management and advisory fees	1,400
Printing and shareholder reports	1
Custody fees	21
Administration fees	45
Legal fees	5
Audit fees	10
Trustees fees	7
Registration fees	5
Transfer agent fees	—	(a)
Other	2
Total expenses	1,496
Net Investment Income (Loss)	10,772
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	402
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	1,091

Net Realized and Unrealized Gain (Loss) on Investment Securities	1,493

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,265

(a)           Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006 (a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$10,772	$12,210

Net realized gain (loss) from investment securities	402	(1,787)

Change in unrealized appreciation (depreciation) on investment securities	1,091	2,995
	12,265	13,418
Distributions to Shareholders:
From net investment income:
Class A	—	(146)
Class I	(9,876)	(11,638)
	(9,876)	(11,784)
Capital Share Transactions:
Proceeds from shares sold:
Class A	—	682
Class I	140,596	198,147
	140,596	198,829
Dividends and distributions reinvested:
Class A	—	256
Class I	9,876	11,861
	9,876	12,117
Cost of shares redeemed:
Class A	—	(109,421)
Class I	(2,554)	(6,620)
	(2,554)	(116,041)
	147,918	94,905
Net increase (decrease) in net assets	150,307	96,539
Net Assets:
Beginning of period	379,442	282,903
End of period	$529,749	$379,442
Undistributed (accumulated) net investment income (loss)	$1,322	$426

Share Activity:
Shares issued:
Class A	—	70
Class I	14,263	20,229
	14,263	20,299
Shares issued-reinvested from distributions:
Class A	—	26
Class I	1,004	1,215
	1,004	1,241
Shares redeemed:
Class A	—	(11,185)
Class I	(259)	(677)
	(259)	(11,862)
Net increase (decrease) in shares outstanding:
Class A	—	(11,089)
Class I	15,008	20,767
	15,008	9,678

(a)           Class A closed on November 15, 2005.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$9.84	$0.24	$0.02	$0.26	$(0.21)	$—	$(0.21)	$9.89
10/31/2006	9.79	0.40	0.05	0.45	(0.40)	—	(0.40)	9.84
10/31/2005	10.00	0.28	(0.22)	0.06	(0.27)	—	(0.27)	9.79

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	2.72%	$529,749	0.67%	4.83%	40%
10/31/2006	4.72	379,442	0.70	4.10	100
10/31/2005	0.49	174,302	0.71	2.92	153

NOTES TO FINANCIAL HIGHLIGHTS

(a)                                  Annualized.

(b)                                 Not annualized.

(c)                                  Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.  Not annualized.

(d)                                 Per share information is calculated based on average number of shares outstanding.

(e)                                  TA IDEX Transamerica Short-Term Bond (“the Fund”) commenced operations on November 8, 2004. Class A closed on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX UBS Dynamic Alpha

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $183,646)	$193,831
Cash	6,860
Foreign currency (cost: $3,312)	3,296
Cash on deposit with brokers	13,934
Receivables:
Investment securities sold	128
Shares of beneficial interest sold	132
Interest	55
Dividends	507
Dividend reclaims receivable	13
Swap agreements at value(premium $-157)	40
Unrealized appreciation on forward foreign currency contracts	840
219,636
Liabilities:
Investment securities purchased	247
Accounts payable and accrued liabilities:
Management and advisory fees	238
Administration fees	3
Unrealized depreciation on forward foreign currency contracts	5,960
Variation margin	6,710
Payable on swap agreements	705
Other	6
13,869
Net Assets	$205,767
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$205,678
Undistributed (accumulated) net investment income (loss)	658

Undistributed (accumulated) net realized gain (loss) from investment securities, futures contracts, swaps and foreign currency transactions	1,355
Net unrealized appreciation (depreciation) on:
Investment securities	10,185
Futures contracts	(7,172)
Swap agreements	197
Translation of assets and liabilities denominated in foreign currencies	(5,134)
Net Assets	$205,767

Shares Outstanding	20,589

Net Asset Value and Offering Price Per Share:	$9.99

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007 (a)

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $79)	$1,182
Interest	289
1,471

Expenses:
Management and advisory fees	742
Custody fees	37
Administration fees	11
Legal fees	13
Audit fees	7
Trustees fees	2
Other	1
Total expenses	813
Net Investment Income (Loss)	658
Net Realized Gain (Loss) from:
Investment securities	111
Futures contracts	1,877
Swap agreements	(641)
Foreign currency transactions	8
1,355
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	10,185
Futures contracts	(7,172)
Swap agreements	197
Translation of assets and liabilities denominated in foreign currencies	(5,134)
(1,924)
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts, Swaps and Foreign Currency Transactions	(569)

Net Increase (Decrease) in Net Assets Resulting from Operations	$89

(a)           Commenced operations on January 3, 2007.

The notes to the financial statements are an integral part of this report.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended

(all amounts in thousands)

April 30,
2007
(unaudited) (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$658

Net realized gain (loss) from investment securities, futures contracts, swaps and foreign currency transactions	1,355

Change in unrealized appreciation (depreciation) on investment securities, futures contracts, swaps and foreign currency translation	(1,924)
89

Capital Share Transactions:
Proceeds from shares sold	206,359
Cost of shares redeemed	(681)
205,678
Net increase (decrease) in net assets	205,767
Net Assets:
Beginning of period	—
End of period	$205,767
Undistributed (accumulated) net investment income (loss)	$658

Share Activity:
Shares issued	20,657
Shares redeemed	(68)
Net increase (decrease) in shares outstanding:	20,589

(a)           Commenced operations on January 3, 2007.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$10.00	$0.04	$(0.05)	$(0.01)	$—	$—	$—	$9.99

Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	(0.10)%	$205,767	1.51%	1.22%	9%

NOTES TO FINANCIAL HIGHLIGHTS

(a)                                  Annualized.

(b)                                 Not annualized.

(c)                                  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)                                 Per share information is calculated based on average number of shares outstanding.

(e)                                  TA IDEX UBS Dynamic Alpha (“the Fund”) commenced operations on January 3, 2007.

The notes to the financial statements are an integral part of this report.

TA IDEX UBS Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $718,257) (including securities loaned of $21,112)	$789,264
Cash	39,279
Receivables:
Investment securities sold	634
Shares of beneficial interest sold	634
Interest	103
Dividends	947
	830,861
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	46
Management and advisory fees	512
Transfer agent fees	—	(a)
Administration fees	13
Payable for collateral for securities on loan	21,792
Other	18
	22,381
Net Assets	$808,480
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$729,432
Undistributed (accumulated) net investment income (loss)	2,689

Undistributed (accumulated) net realized gain (loss) from investment securities	5,352
Net unrealized appreciation (depreciation) on investment securities	71,007
Net Assets	$808,480

Shares Outstanding	60,115

Net Asset Value and Offering Price Per Share	$13.45

(a)     Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$4,822
Interest	612
Income from loaned securities-net	13
	5,447

Expenses:
Management and advisory fees	1,940
Printing and shareholder reports	1
Custody fees	18
Administration fees	50
Legal fees	4
Audit fees	10
Trustees fees	6
Registration fees	1
Transfer agent fees	—	(a)
Other	2

Total expenses	2,032
Net Investment Income (Loss)	3,415
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	5,368

Increase (decrease) in unrealized appreciation (depreciation) on investment securities	40,177

Net Realized and Unrealized Gain (Loss) on Investment Securities	45,545

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,960

(a)     Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$3,415	$2,422

Net realized gain (loss) from investment securities	5,368	7,811

Change in unrealized appreciation (depreciation) on investment securities	40,177	23,989
	48,960	34,222
Distributions to Shareholders:
From net investment income:
Class I	(2,770)	(1,596)
	(2,770)	(1,596)
From net realized gains:
Class I	(7,826)	(2,899)
	(7,826)	(2,899)
Capital Share Transactions:
Proceeds from shares sold:
Class I	566,617	119,573
	566,617	119,573
Dividends and distributions reinvested:
Class I	10,596	4,495
	10,596	4,495
Cost of shares redeemed:
Class A	—	(72,383)
Class I	(33,879)	(20,129)
	(33,879)	(92,512)
	543,334	31,556
Net increase (decrease) in net assets	581,698	61,283
Net Assets:
Beginning of period	226,782	165,499
End of period	$808,480	$226,782
Undistributed (accumulated) net investment income (loss)	$2,689	$2,044

Share Activity:
Shares issued:
Class I	44,099	10,601
	44,099	10,601
Shares issued-reinvested from distributions:
Class I	839	399
	839	399
Shares redeemed:
Class A	—	(6,529)
Class I	(2,644)	(1,772)
	(2,644)	(8,301)
Net increase (decrease) in shares outstanding:
Class A	—	(6,529)
Class I	42,294	9,228
	42,294	2,699

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$12.73	$0.09	$1.12	$1.21	$(0.13)	$(0.36)	$(0.49)	$13.45
10/31/2006	10.95	0.14	1.92	2.06	(0.10)	(0.18)	(0.28)	12.73
10/31/2005	10.00	0.12	0.84	0.96	(0.01)	—	(0.01)	10.95

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	9.71%	$808,480	0.81%	1.37%	20%
10/31/2006	19.19	226,782	0.88	1.21	32
10/31/2005	9.60	94,135	0.92	1.14	43

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.
(b)	Not annualized.
(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on a initial purchase. Not annualized.
(d)	Per share information is caluclated based on average number of shares outstanding.
(e)	TA IDEX UBS Large Cap Value (“the Fund”) commenced operations on November 8, 2004. Class A closed on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Emerging Markets Debt

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $264,804)	$280,651
Cash	10,548
Foreign currency (cost: $348)	347
Receivables:
Investment securities sold	11,895
Shares of beneficial interest sold	169
Interest	4,436
	308,046
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	46
Management and advisory fees	241
Transfer agent fees	—	(a)
Administration fees	5
Written options (premiums $1,003)	217
Other	44
	553
Net Assets	$307,493
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$279,721
Undistributed (accumulated) net investment income (loss)	662

Undistributed (accumulated) net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	10,462
Net unrealized appreciation (depreciation) on:
Investment securities	15,847
Written option contracts	786
Translation of assets and liabilities denominated in foreign currencies	15
Net Assets	$307,493

Shares Outstanding	27,525

Net Asset Value and Offering Price Per Share	$11.17

(a)     Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$10,976

Expenses:
Management and advisory fees	1,638
Printing and shareholder reports	1
Custody fees	148
Administration fees	35
Legal fees	5
Audit fees	10
Trustees fees	8
Registration fees	7
Transfer agent fees	— (a)
Other	2

Total expenses	1,854
Net Investment Income (Loss)	9,122
Net Realized Gain (Loss) from:
Investment securities	10,890
Futures contracts	(66)
Foreign currency transactions	59
10,883
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	705
Written option contracts	786
Translation of assets and liabilities denominated in foreign currencies	(37)
1,454
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts, Written Options and Foreign Currency Transactions	12,337

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,459

(a)     Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$9,122	$18,790

Net realized gain (loss) from investment securities, futures contracts, written options and foreign currency transactions	10,883	4,883
Change in unrealized appreciation (depreciation) on investment securities, futures contracts, written options and foreign currency translation	1,454	9,918

	21,459	33,591
Distributions to Shareholders:
From net investment income:
Class A	—	(246)
Class I	(10,654)	(17,223)
	(10,654)	(17,469)
From net realized gains:
Class I	(3,843)	(1,668)
	(3,843)	(1,668)
Capital Share Transactions:
Proceeds from shares sold:
Class A	—	4,012
Class I	7,052	407,643
	7,052	411,655
Dividends and distributions reinvested:
Class A	—	460
Class I	14,497	18,975
	14,497	19,435
Cost of shares redeemed:
Class A	—	(130,675)
Class I	(146,744)	(150,747)
	(146,744)	(281,422)
	(125,195)	149,668
Net increase (decrease) in net assets	(118,233)	164,122
Net Assets:
Beginning of period	425,726	261,604
End of period	$307,493	$425,726
Undistributed (accumulated) net investment income (loss)	$662	$2,194

Share Activity:
Shares issued:
Class A	—	384
Class I	640	38,444
	640	38,828
Shares issued-reinvested from distributions:
Class A	—	44
Class I	1,325	1,801
	1,325	1,845
Shares redeemed:
Class A	—	(12,448)
Class I	(13,456)	(14,239)
	(13,456)	(26,687)
Net increase (decrease) in shares outstanding:
Class A	—	(12,020)
Class I	(11,491)	26,006
	(11,491)	13,986

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$10.91	$0.28	$0.40	$0.68	$(0.32)	$(0.10)	$(0.42)	$11.17
10/31/2006	10.45	0.55	0.52	1.07	(0.54)	(0.07)	(0.61)	10.91
10/31/2005	10.00	0.49	0.45	0.94	(0.49)	—	(0.49)	10.45

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	6.36%	$307,493	1.05%	5.17%	36%
10/31/2006	10.61	425,726	1.03	5.24	79
10/31/2005	9.36	136,022	1.07	4.91	67

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.
(b)	Not annualized.
(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.
(d)	Per share information is calculated based on average number of shares outstanding.
(e)	TA IDEX Van Kampen Emerging Markets Debt (“the Fund”) commenced operations on November 8, 2004. Class A closed on November 15, 2005.

                The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Mid-Cap Growth

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:

Investment securities, at value (cost: $90,345) (including securities loaned of $17,010)	$98,318
Cash	1,695
Foreign currency (cost: $1)	1
Receivables:
Investment securities sold	218
Shares of beneficial interest sold	276
Interest	12
Income from loaned securities	1
Dividends	38
100,559
Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	53
Administration fees	1
Payable for collateral for securities on loan	17,457
Other	13
17,524
Net Assets	$83,035
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$73,496
Undistributed (accumulated) net investment income (loss)	12

Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	1,554
Net unrealized appreciation (depreciation) on investment securities	7,973
Net Assets	$83,035

Shares Outstanding	7,118

Net Asset Value and Offering Price Per Share	$11.66

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $4)	$364
Interest	44
Income from loaned securities-net	23
431

Expenses:
Management and advisory fees	295
Printing and shareholder reports	1
Custody fees	12
Administration fees	7
Legal fees	1
Audit fees	10
Trustees fees	2
Registration fees	4

Total expenses	332
Net Investment Income (Loss)	99
Net Realized Gain (Loss) from:
Investment securities	2,648
Foreign currency transactions	(3)
2,645
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	6,569
6,569

Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	9,214

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,313

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006 (a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$99	$51

Net realized gain (loss) from investment securities and foreign currency transactions	2,645	(1,091)

Change in unrealized appreciation (depreciation) on investment securities	6,569	1,404

	9,313	364
Distributions to Shareholders:
From net investment income	(138)	—

Capital Share Transactions:
Proceeds from shares sold	14,636	74,728
Dividends and distributions reinvested	138	—
Cost of shares redeemed	(16,006)	—
	(1,232)	74,728
Net increase (decrease) in net assets	7,943	75,092
Net Assets:
Beginning of period	75,092	—
End of period	$83,035	$75,092
Undistributed (accumulated) net investment income (loss)	$12	$51

Share Activity:
Shares issued	1,294	7,267
Shares issued-reinvested from distributions	13	—
Shares redeemed	(1,456)	—
Net increase (decrease) in shares outstanding:	(149)	7,267

(a)           Commenced operations on January 3, 2006.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$10.33	$0.01	$1.34	$1.35	$(0.02)	$—	$(0.02)	$11.66
10/31/2006	10.00	0.01	0.32	0.33	—	—	—	10.33

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000's)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	13.17%	$83,035	0.90%	0.27%	47%
10/31/2006	3.30	75,092	0.92	0.11	50

NOTES TO FINANCIAL HIGHLIGHTS

(a)           Annualized.

(b)           Not annualized.

(c)           Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.  Not annualized.

(d)           Per share information is calculated based on average number of shares outstanding.

(e)           TA IDEX Van Kampen Mid-Cap Growth (“the Fund”) commenced operations on January 3, 2006.

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Small Company Growth

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2007

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $182,561) (including securities loaned of $44,334)	$205,700
Cash	8,842
Receivables:
Investment securities sold	1,636
Shares of beneficial interest sold	209
Interest	27
Income from loaned securities	70
Dividends	28
	216,512
Liabilities:
Investment securities purchased	2,556
Accounts payable and accrued liabilities:
Management and advisory fees	134
Transfer agent fees	—	(a)
Administration fees	3
Payable for collateral for securities on loan	46,149
Other	26
	48,868
Net Assets	$167,644
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	$127,636
Undistributed (accumulated) net investment income (loss)	(55)

Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	16,924
Net unrealized appreciation (depreciation) on investment securities	23,139
Net Assets	$167,644

Shares Outstanding	12,663

Net Asset Value and Offering Price Per Share	$13.24

(a)           Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS

For the period ended April 30, 2007

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$114
Dividends (net of withholding taxes on foreign dividends of $2)	351
Income from loaned securities-net	572
1,037

Expenses:
Management and advisory fees	1,063
Printing and shareholder reports	1
Custody fees	22
Administration fees	22
Legal fees	3
Audit fees	10
Trustees fees	6
Registration fees	5
Transfer agent fees	— (a)
Other	3

Total expenses	1,135
Net Investment Income (Loss)	(98)
Net Realized Gain (Loss) from:
Investment securities	17,371
Foreign currency transactions	(9)
17,362
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	65
65
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	17,427

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,329

(a)           Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30,	October 31,
	2007	2006 (a)
	(unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(98)	$(526)

Net realized gain (loss) from investment securities and foreign currency transactions	17,362	11,395

Change in unrealized appreciation (depreciation) on investment securities	65	19,464

	17,329	30,333
Distributions to Shareholders:
From net investment income:
Class I	—	(136)
	—	(136)
From net realized gains:
Class I	(11,180)	(3,166)
	(11,180)	(3,166)
Capital Share Transactions:
Proceeds from shares sold:
Class A	—	2,856
Class I	13,447	193,993
	13,447	196,849
Dividends and distributions reinvested:
Class I	11,180	3,302
	11,180	3,302
Cost of shares redeemed:
Class A	—	(79,117)
Class I	(164,781)	(7,523)
	(164,781)	(86,640)
	(140,154)	113,511
Net increase (decrease) in net assets	(134,005)	140,542
Net Assets:
Beginning of period	301,649	161,107
End of period	$167,644	$301,649
Undistributed (accumulated) net investment income (loss)	$(55)	$43

Share Activity:
Shares issued:
Class A	—	248
Class I	1,017	16,324
	1,017	16,572
Shares issued-reinvested from distributions:
Class I	875	274
	875	274
Shares redeemed:
Class A	—	(6,881)
Class I	(12,825)	(660)
	(12,825)	(7,541)
Net increase (decrease) in shares outstanding:
Class A	—	(6,633)
Class I	(10,933)	15,938
	(10,933)	9,305

(a)                                  Commenced operations on November 8, 2004.  The inception date for the offering of share Class A was March 1, 2005.  Class A closed on November 15, 2005.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2007)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the	Value,	Net	Net Realized		From Net	From Net		Value,
Period	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2007	$12.78	$(0.01)	$0.94	$0.93	$—	$(0.47)	$(0.47)	$13.24
10/31/2006	11.29	(0.02)	1.69	1.67	(0.01)	(0.17)	(0.18)	12.78
10/31/2005	10.00	0.01	1.28	1.29	—	—	—	11.29

		Ratios/Supplemental Data
		Net Assets,		Net Investment
For the		End of	Ratio of Expenses	Income (Loss)	Portfolio
Period	Total	Period	to Average	to Average	Turnover
Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2007	7.45%	$167,644	1.01%	(0.09)%	41%
10/31/2006	14.92	301,649	1.01	(0.19)	67
10/31/2005	12.80	86,432	1.07	0.06	75

NOTES TO FINANCIAL HIGHLIGHTS

(a)                                  Annualized.

(b)                                 Not annualized.

(c)                                  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.  Not annualized.

(d)                                 Per share information is calculated based on average number of shares outstanding.

(e)                                  TA IDEX Van Kampen Small Company Growth (“the Fund”) commenced operations on November 8, 2004. Class A closed on November 15, 2005.

The notes to the financial statements are an integral part of this report.

                TA IDEX Class I Funds

NOTES TO FINANCIAL STATEMENTS
At April 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds (“TA IDEX Class I Funds”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  TA IDEX AllianceBernstein International Value (“AllianceBernstein International Value”), TA IDEX Bjurman, Barry Micro Emerging Growth (“Bjurman, Barry Micro Emerging Growth”), TA IDEX BlackRock Global Allocation (“BlackRock Global Allocation”) (formerly, TA IDEX Mercury Global Allocation), TA IDEX BlackRock Large Cap Value (“BlackRock Large Cap Value”) (formerly, TA IDEX Mercury Large Cap Value), TA IDEX BlackRock Natural Resources (“BlackRock Natural Resources”), TA IDEX Evergreen International Small Cap (“Evergreen International Small Cap”), TA IDEX Federated Market Opportunity (“Federated Market Opportunity”), TA IDEX JPMorgan International Bond (“JPMorgan International Bond”), TA IDEX JPMorgan Mid Cap Value (“JPMorgan Mid Cap Value”), TA IDEX Loomis Sayles Bond (“Loomis Sayles Bond”), TA IDEX Marsico International Growth (“Marsico International Growth”),  TA IDEX Mellon Market Neutral Strategy (“Mellon Market Neutral Strategy”), TA IDEX Neuberger Berman International (“Neuberger Berman International”), TA IDEX Oppenheimer Developing Markets (“Oppenheimer Developing Markets”), TA IDEX Oppenheimer Small- & Mid-Cap Value (“Oppenheimer Small- & Mid-Cap Value”), TA IDEX Transamerica Short-Term Bond (“Transamerica Short-Term Bond”), TA IDEX UBS Dynamic Alpha (“UBS Dynamic Alpha”), TA IDEX UBS Large Cap Value (“UBS Large Cap Value”), TA IDEX Van Kampen Emerging Markets Debt (“Van Kampen Emerging Markets Debt”), TA IDEX Van Kampen Mid-Cap Growth (“Van Kampen Mid-Cap Growth”), and TA IDEX Van Kampen Small Company Growth (“Van Kampen Small Company Growth”), (each a “Fund” and collectively the “Funds”), are part of Transamerica IDEX Mutual Funds.

Fund	Commencement of Operations
AllianceBernstein International Value	December 6, 2005
Bjurman, Barry Micro Emerging Growth	August 1, 2006
BlackRock Global Allocation	December 6, 2005
BlackRock Large Cap Value	March 1, 2005
BlackRock Natural Resources	January 3, 2007
Evergreen International Small Cap	November 8, 2004
Federated Market Opportunity	December 6, 2005
JPMorgan International Bond	December 6, 2005
JPMorgan Mid Cap Value	March 1, 2005
Loomis Sayles Bond	January 3, 2007
Marsico International Growth	November 8, 2004
Mellon Market Neutral Strategy	January 3, 2007
Neuberger Berman International	December 6, 2005
Oppenheimer Developing Markets	December 6, 2005
Oppenheimer Small- & Mid-Cap Value	August 1, 2006
Transamerica Short-Term Bond	November 8, 2004
UBS Dynamic Alpha	January 3, 2007
UBS Large Cap Value	November 8, 2004
Van Kampen Emerging Markets Debt	November 8, 2004
Van Kampen Mid-Cap Growth	January 3, 2006
Van Kampen Small Company Growth	November 8, 2004

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

This report should be read in conjunction with the Funds’ current prospectuses and statement of additional information, which contain more complete information about the Funds.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Multiple class operations, income and expenses:  The Funds currently offer one class of shares, Class I shares, which are currently being offered for sale to certain affiliated asset allocation funds and certain institutional investors only. Income, non-class specific expenses and realized and unrealized gains and losses, were allocated daily to Class I, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act.  Class I bore its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded.  Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by the Funds’ Administrative Valuation Committee, under the supervision of the Board’s Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Funds’ Administrative Valuation Committee, under the supervision of the Board’s Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Funds may leave cash overnight in their cash accounts with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Funds to invest the excess cash into savings accounts, which at April 30, 2007 were paying an interest rate of 3.59%.

Throughout the year, the Funds may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements:  The Funds are authorized to enter into repurchase agreements.  The Funds, through their custodian, IBT, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.  In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Short Sales: Mellon Market Neutral Strategy and UBS Dynamic Alpha may from time to time sell securities short. In the event that the sub-adviser anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the fund must replace the borrowed security. All short sales will fully collateralized. Short sales represent an aggresive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises),  whereas losses from direct purchases of securities are limited to the total amount invested, and a fund may be unable to replace a borrowed security sold short. Dividends paid by the issuer of the security sold short are paid by the Fund to the lender, recorded on the ex-date of the dividend and recorded as an expense on the Statement of Operations.

Commission recapture:  The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program.  A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds.  In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2007 are included in net realized gains in the Statement of Operations and are summarized as follows:

Fund	Commissions
AllianceBernstein International Value	$8
Bjurman, Barry Micro Emerging Growth	2
Federated Market Opportunity	4
Marsico International Growth	1
Neuberger Berman International	7
UBS Dynamic Alpha	6
UBS Large Cap Value	46
Van Kampen Small Company Growth	13

Securities lending:  The Funds may lend securities to qualified borrowers, with IBT acting as the Funds’ lending agent. The Funds earn negotiated lenders’ fees. The Funds receive cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities.  The Funds monitor the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.  Income from loaned securities on the Statement of Operations is net of fees, earned by IBT for its services, in the following amounts:

Fund	Fees
AllianceBernstein International Value	$3
BlackRock Large Cap Value	7
Evergreen International Small Cap	22
Federated Market Opportunity	2
JPMorgan Mid Cap Value	6
Marsico International Growth	3
Neuberger Berman International	7
Oppenheimer Developing Markets	7
Transamerica Short-Term Bond	1
UBS Large Cap Value	6
Van Kampen Mid-Cap Growth	10
Van Kampen Small Company Growth	245

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs.  These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date.  Security gains and losses are calculated on the specific identification basis.  Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend date.  Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign capital gains taxes:  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments.  The Funds accrue such taxes when the related income or capital gains are earned.  Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.  In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward currency contracts at six months ended are listed in the Schedules of Investments.

Futures contracts:  The Funds may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

Open futures contracts at six months ended are listed in the Schedules of Investments.

Option contracts:  The Funds may enter into options contracts to manage exposure to market fluctuations.  Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded.  The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When a Fund writes a covered call or put option, an amount equal to the premium received by a Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability.  Options are marked-to-market daily to reflect the current value of the option written.

The underlying face amounts of open option contracts at April 30, 2007 are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

Van Kampen Emerging Markets Debt	Premium	Contracts*
Balance at October 31, 2006	$—	—
Sales	1,003	65,932,015
Closing Buys	—	—
Expirations	—	—
Exercised	—	—
Balance at April 30, 2007	$1,003	65,932,015

* Contracts not in thousands

BlackRock Global Allocation	Premium	Contracts*
Balance at October 31, 2006	$1,080	4,261
Sales	1,466	2,897
Closing Buys	(274)	(660)
Expirations	(141)	(1,243)
Exercised	(249)	(744)
Balance at April 30, 2007	$1,882	4,511

* Contracts not in thousands

Dividend distributions:  Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. (“TFAI”) is the Funds’ investment adviser.  Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent.  AFSG Securities Corp. (“AFSG”), was the Funds’ distributor/principal underwriter. Effective May 1, 2007, Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TFAI, TFS and TCI are affiliates of AEGON, NV, a Netherlands corporation.

100% of Fund assets are owned by affiliated investment companies.

Investment advisory fees:  The Funds pay management fees to TFAI based on average daily net assets (“ANA”) at the following breakpoints:

Fund	Breakpoints
AllianceBernstein International Value	0.88% of the first $200 million of ANA 0.81% of the next $300 million of ANA 0.77% of ANA over $500 million

Bjurman, Barry Micro Emerging Growth	1.05% of the first $250 million of ANA 1.00% of the next $250 million of ANA 0.975% of ANA over $500 million

BlackRock Global Allocation	0.80% of the first $100 million of ANA 0.72% of ANA over $100 million

BlackRock Large Cap Value	0.80% of the first $250 million of ANA 0.775% of the next $500 million of ANA 0.75% of ANA over $750 million

BlackRock Natural Resources	0.80% of the first $250 million of ANA 0.775% of the next $250 million of ANA 0.75% of ANA over $500 million

Evergreen International Small Cap	1.07% of the first $250 million of ANA 1.00% of ANA over $250 million

Federated Market Opportunity	0.85% of the first $30 million of ANA 0.80% of the next $20 million of ANA 0.70% of ANA over $50 million

JPMorgan International Bond	0.55% of the first $100 million of ANA 0.52% of the next $150 million of ANA 0.51% of the next $250 million of ANA 0.50% of the next $500 million of ANA 0.47% of ANA over $1 billion

JPMorgan Mid Cap Value	0.85% of the first $100 million of ANA 0.80% of ANA over $100 million

Loomis Sayles Bond	0.675% of the first $200 million of ANA 0.625% of the next $550 million of ANA 0.60% of ANA over $750 million

Marsico International Growth	1.06% of the first $300 million of ANA 1.01% of the next $100 million of ANA 0.96% of the next $600 million of ANA 0.91% of ANA over $1 billion

Mellon Market Neutral Strategy	1.40% of ANA

Neuberger Berman International	1.00% of the first $100 million of ANA 0.95% of ANA over $100 million

Oppenheimer Developing Markets	1.20% of the first $50 million of ANA 1.15% of the next $150 million of ANA 1.10% of ANA over $200 million

Oppenheimer Small- & Mid-Cap Value	0.95% of the first $100 million of ANA 0.90% of the next $150 million of ANA 0.85% of the next $250 million of ANA 0.825% of ANA over $500 million

Transamerica Short-Term Bond	0.65% of the first $250 million of ANA 0.60% of the next $250 million of ANA 0.575% of the next $500 million of ANA 0.55% of ANA over $1 billion

UBS Dynamic Alpha	1.40% of the first $150 million of ANA 1.30% of the next $150 million of ANA 1.20% of ANA over $300 million

UBS Large Cap Value

0.82% of the first $200 million of ANA

0.76% of the next $200 million of ANA

0.74% of the next $350 million of ANA

0.71% of the next $250 million of ANA

0.67% of the next $500 million of ANA

0.62% of ANA over $1.5 billion

Van Kampen Emerging Markets Debt

From November 1, 2006 to December 31, 2006:

0.95% of the first $250 million of ANA

0.90% of the next $250 million of ANA

0.80% of ANA over $500 million

From January 1, 2007 on:

0.95% of the first $250 million of ANA

0.85% of the next $250 million of ANA

0.80% of ANA over $500 million

Van Kampen Mid-Cap Growth	From November 1, 2006 to December 31, 2006: 0.80% of ANA From January 1, 2007 on: 0.80% of the first $1 billion of ANA 0.775% of ANA over $1 billion

Van Kampen Small Company Growth	0.95% of the first $500 million of ANA 0.85% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse each Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

Fund	Expense Limit
AllianceBernstein International Value	1.13%
Bjurman, Barry Micro Emerging Growth*	1.25%
BlackRock Global Allocation	1.00%
BlackRock Large Cap Value*	1.00%
BlackRock Natural Resources*	1.00%
Evergreen International Small Cap*	1.32%
Federated Market Opportunity	1.05%
JPMorgan International Bond	0.75%
JPMorgan Mid Cap Value*	1.05%
Loomis Sayles Bond*	0.88%
Marsico International Growth*	1.31%
Mellon Market Neutral Strategy*	1.65%
Neuberger Berman International	1.25%
Oppenheimer Developing Markets	1.45%
Oppenheimer Small- & Mid-Cap Value*	1.15%
Transamerica Short-Term Bond*	0.85%
UBS Dynamic Alpha*	1.65%
UBS Large Cap Value*	1.02%
Van Kampen Emerging Markets Debt*	1.15%
Van Kampen Mid-Cap Growth	1.00%
Van Kampen Small Company Growth*	1.15%

*If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Funds may be required to pay the adviser a portion or all of the reimbursed expenses.

There are no amounts available for recapture at April 30, 2007.

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services.  Each Fund pays TFS an annual fee of 0.02% of ANA.  The Legal fees on the Statements of Operations are fees paid to external legal counsel.

Transfer agent fees: Each Fund pays TFS an annual per-account charge for each open and closed account. For the period from inception through April 30, 2007, TFS retained the following amounts of the Funds’ transfer agent fees.

Fund	Fees
Evergreen International Small Cap	Less than $1
JPMorgan Mid Cap Value	Less than $1
Marsico International Growth	Less than $1
Transamerica Short-Term Bond	Less than $1
UBS Large Cap Value	Less than $1
Van Kampen Emerging Markets Debt	Less than $1
Van Kampen Small Company Growth	Less than $1

Funds not listed in the above table did not incurr transfer agency fees.

Retirement plan: Under a retirement plan (the “Emeritus Plan”) available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica IDEX upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by Transamerica IDEX on a pro rata basis allocable to each Transamerica IDEX fund based on the relative assets of the Funds. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee’s current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of Transamerica IDEX. For the period ended April 30, 2007, the amounts related to the Emeritus Plan were as follows:

Fund	Expenses
AllianceBernstein International Value	$13
Bjurman, Barry Micro Emerging Growth	1
BlackRock Global Allocation	15
BlackRock Large Cap Value	25
Evergreen International Small Cap	23
Federated Market Opportunity	4
JPMorgan International Bond	22
JPMorgan Mid Cap Value	13
Loomis Sayles Bond	—
Marsico International Growth	21
Mellon Market Neutral Strategy	—
Neuberger Berman International	23
Oppenheimer Developing Markets	17
Oppenheimer Small- & Mid-Cap Value	4
Transamerica Short-Term Bond	16
UBS Large Cap Value	11
Van Kampen Emerging Markets Debt	19
Van Kampen Mid-Cap Growth	3
Van Kampen Small Company Growth	15

As of April 30, 2007, the Funds have not made any payments related to the Emeritus Plan.

Brokerage commissions:  Brokerage commissions incurred on security transactions placed with an affiliate of the adviser for the six months ended April 30, 2007 were as follows:

Fund	Brokerage commissions
BlackRock Global Allocation	$17
Neuberger Berman International	20
UBS Large Cap Value	3
UBS Dynamic Alpha	Less than $1
Van Kampen Small Company Growth	Less than $1

Funds not listed in the above table did not incurr brokerage commissions.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2007 and for the period from inception through April 30, 2007, as applicable, were as follows:

	Purchase of Securities		Proceeds of Sales
Fund	Long Term	U.S. Government	Long Term	U.S. Government
AllianceBernstein International Value	$64,684	$—	$81,560	$—
Bjurman, Barry Micro Emerging Growth	43,575	—	32,109	—
BlackRock Global Allocation	89,677	24,426	126,178	25,713
BlackRock Large Cap Value	197,778	—	180,134	—
BlackRock Natural Resources	97,685	—	2,175	—
Evergreen International Small Cap	225,492	—	252,722	—
Federated Market Opportunity	8,487	4,015	17,681	23,715
JPMorgan International Bond	308,884	—	307,696	—
JPMorgan Mid Cap Value	54,460	—	56,663	—
Loomis Sayles Bond	142,125	28	8,550	—
Marsico International Growth	269,312	—	326,625	—
Mellon Market Neutral Strategy	186,960	—	187,266	—
Neuberger Berman International	120,417	—	157,569	—
Oppenheimer Developing Markets	114,893	—	86,532	—
Oppenheimer Small- & Mid-Cap Value	86,517	—	62,361	—
Transamerica Short-Term Bond	161,860	140,644	84,517	82,842
UBS Dynamic Alpha	198,109	—	14,406	—
UBS Large Cap Value	597,769	—	94,739	—
Van Kampen Emerging Markets Debt	117,683	—	211,797	—
Van Kampen Mid-Cap Growth	34,027	—	35,004	—
Van Kampen Small Company Growth	88,551	—	242,686	—

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.  These differences are primarily due to differing treatment for items including, but not limited to, wash sales and foreign currency transactions.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Fund	Capital Loss Carryforwards	Available through
Bjurman, Barry Micro Emerging Growth	$804	10/31/2014

Federated Market Opportunity	3,741	10/31/2014

JPMorgan International Bond	2,471	10/31/2014

Transamerica Short-Term Bond	658	10/31/2013
	1,786	10/31/2014

Van Kampen Mid-Cap Growth	1,079	10/31/2014

Funds not listed in the above table did not have capital loss carryforwards.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Funds’ investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation.  The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Funds currently believe that the likelihood that any such action will have a material adverse impact on them is remote.  It is important to note that the Funds are not aware of any allegation of wrongdoing against them and their Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Funds, there can be no assurance at this time.  TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Funds and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Funds, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of FASB Statement No. 109.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006.  Management is evaluating the anticipated impact, if any, that FIN 48 will have on the Fund upon adoption, which, pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the Funds’ fiscal year, October 31, 2007.

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”).  FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards.  FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.  Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund’s financial statements.

TA IDEX ALLIANCEBERNSTEIN INTERNATIONAL VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX AllianceBernstein International Value (the “Fund”) and Transamerica Fund Advisors, Inc.  (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Alliance Capital Management, L.P. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for the period ended June 30, 2006. The Trustees noted that TFAI and the Sub-Adviser generally had achieved very strong performance, noting favorably the Fund’s superior performance, relative to comparable funds, since inception.  On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is very satisfactory in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of  provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are highly competitive with industry averages.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows.  In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board noted that it receives quarterly reports on the Sub-Adviser’s brokerage practices, including soft-dollar benefits it receives.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser’s “soft dollar” arrangements are consistent with applicable law, including “best execution” requirements in particular.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of “soft dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.  In addition, the Trustees determined that the administration, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX BLACKROCK GLOBAL ALLOCATION

INVESTMENT ADVISORY AGREEMENT - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX BlackRock Global Allocation (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) to determine whether the agreement should be renewed for a one-year period.  The Board noted that it had recently approved an Investment Sub-Advisory Agreement between TFAI and BlackRock Investment Management, LLC (“BlackRock”) to appoint BlackRock to replace Fund Asset Management, L.P., doing business as Mercury Advisors (“Mercury”), as sub-adviser to the Fund for an initial two-year period at a meeting of the Board held on October 3 and 4, 2006.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and BlackRock such information as they deemed reasonably necessary to evaluate the proposed agreement.  The Trustees also carefully considered the information that they had received throughout the year from TFAI, BlackRock and Mercury as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management.  In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI, BlackRock and Mercury to the Fund in the past, as well as the services anticipated to be provided by TFAI and BlackRock in the future.  The Board concluded that TFAI is capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past; TFAI’s management capabilities demonstrated with respect to the portfolios it manages, including the Fund, and the experience, capability  and integrity of TFAI’s senior management, financial resources and management oversight process, and the Fund’s investment performance.  The Trustees also concluded that TFAI proposed to provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s future obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.  In addition, the Board requested frequent updates from Management with respect to the recent sub-adviser change of name and control from Mercury to BlackRock to ensure continued competitive performance, fees and expense levels.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for the period since the Fund’s inception on December 6, 2005 until June 30, 2006.  The Trustees concluded that TFAI and Mercury had achieved superior performance, favorably noted

that the Fund’s performance ranked in the first quintile compared to comparable funds.  On the basis of its assessment of the nature, extent and quality of the investment advisory services to be provided or procured by TFAI, the Board concluded that TFAI is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that performance records of TFAI indicate that its management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of  provision of administration, fund accounting and other services, to the Fund and to IDEX as a whole.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are highly competitive with industry averages, noting the Fund’s relatively low fees and expenses compared to those of its peers.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, as well as the entirety of TFAI’s and its affiliates’ service relationship with IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TFAI and its affiliates.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedules appropriately benefits investors by permitting economies of scale in the form of lower management fees as the level of assets grows.  In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI, and fees payable by TFAI to BlackRock, in the future.

Benefits (such as soft dollars) to TFAI or its affiliates from their relationship with the Fund.  The Board concluded that other benefits derived by TFAI and its affiliates from their relationships with the Fund are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of BlackRock.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX BLACKROCK LARGE CAP VALUE

INVESTMENT ADVISORY AGREEMENT - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX BlackRock Large Cap Value (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) to determine whether the agreement should be renewed for a one-year period.  The Board noted that it had recently approved an Investment Sub-Advisory Agreement between TFAI and BlackRock Investment Management, LLC (“BlackRock”) to appoint BlackRock to replace Fund Asset Management, L.P., doing business as Mercury Advisors (“Mercury”), as sub-adviser to the Fund for an initial two-year period at a meeting of the Board held on October 3 and 4, 2006.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and BlackRock such information as they deemed reasonably necessary to evaluate the proposed agreement.  The Trustees also carefully considered the information that they had received throughout the year from TFAI, BlackRock and Mercury as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management.  In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI, BlackRock and Mercury to the Fund in the past, as well as the services anticipated to be provided by TFAI and BlackRock in the future.  The Board concluded that TFAI is capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past; TFAI’s management capabilities demonstrated with respect to the portfolios it manages, including the Fund, and the experience, capability  and integrity of TFAI’s senior management, financial resources and management oversight process, and the Fund’s investment performance.  The Trustees also concluded that TFAI proposed to provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s future obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.  In addition, the Board requested frequent updates from Management with respect to the recent sub-adviser change of name and control from Mercury to BlackRock to ensure continued competitive performance, fees and expense levels.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for the period since the Fund’s inception on March 1, 2005 until June 30, 2006.  The Trustees concluded that TFAI and Mercury had achieved superior performance, favorably noted

that the Fund’s performance ranked in the first quintile compared to comparable funds.  On the basis of its assessment of the nature, extent and quality of the investment advisory services to be provided or procured by TFAI, the Board concluded that TFAI is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that performance records of TFAI indicate that its management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of  provision of administration, fund accounting and other services, to the Fund and to IDEX as a whole.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  The Trustees noted that, for purposes of calculating the investment advisory fees payable to BlackRock, average daily net assets would be determined on a combined basis with the same named fund advised by TFAI and sub-advised by BlackRock for AEGON/Transamerica Series Trust, another mutual fund managed by TFAI.  Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages, noting the Fund’s relatively low fees and expenses compared to those of its peers.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, as well as the entirety of TFAI’s and its affiliates’ service relationship with IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and TFAI and its affiliates.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedules appropriately benefits investors by permitting economies of scale in the form of lower management fees as the level of assets grows.  In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI, and fees payable by TFAI to BlackRock, in the future.

Benefits (such as soft dollars) to TFAI or its affiliates from their relationship with the Fund.  The Board concluded that other benefits derived by TFAI and its affiliates from their relationships with the Fund are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of BlackRock.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX BLACKROCK NATURAL RESOURCES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on July 18 & 19, 2006, in approving a mandate to establish TA IDEX Mercury Natural Resources as a new series of TA IDEX, the Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between TA IDEX Mercury Natural Resources and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the proposed investment sub-advisory agreement of TA IDEX Mercury Natural Resources between TFAI and Fund Asset Management, LP. doing business as Mercury Advisors (“Mercury”), to determine whether the agreements should be approved for an initial two-year period.  Later, in connection with a corporate transaction that ultimately resulted in the merger of Mercury into BlackRock Investment Management, LLC (“BlackRock”), at a meeting of the Board of Trustees of TA IDEX held on October 3 & 4, 2006, the Board agreed to rename TA IDEX Mercury Natural Resources, which was then not yet in existence, to TA IDEX BlackRock Natural Resources (the “Fund”).  Furthermore, at this meeting, the Board, including the independent members of the Board, also reconsidered and re-approved  the proposed investment sub-advisory agreement, which had then been revised to reflect the replacement of Mercury by BlackRock to serve as the Fund’s sub-adviser, for an initial two-year period.  (Hereinafter, both the initial and revised versions of the proposed investment sub-advisory agreement are collectively referred to as the “Investment Sub-Advisory Agreement”, and Mercury and BlackRock are collectively referred to as the “Sub-Adviser”.)  Following their review and consideration at these meetings, the Trustees determined that the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements, including, information about fees and performance of comparable funds managed by the Sub-Adviser.  In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services expected to be provided by TFAI and the Sub-Adviser.  They concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TFAI for other series within the fund complex and the Sub-Adviser’s management capabilities demonstrated with respect to other funds it manages and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team.  The Board noted that the merger of Mercury and BlackRock would result in a larger advisory firm, which may give the portfolio management team even more resources to manage the Fund.  The Trustees determined that TFAI and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the proposed Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Fund was not yet in existence and therefore had no historical performance for the Board to review.  However, the Board examined the performance of a fund managed by the Sub-Adviser with investment objectives and strategies comparable to those of the Fund.  The Board noted that the comparable fund and other funds managed by the Sub-Adviser have generally performed well and have generated investor interest.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Board concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records for other funds (or accounts) indicate that their management of the Fund is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Fund was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review.  However, the Board reviewed projected profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of its provision of administration, transfer agency, fund accounting and other services, to the Fund and other funds within the fund complex.  Based on such information and the proposed management and sub-advisory fees for the Fund, the Trustees determined that the proposed management fees of the Fund generally are consistent with industry averages and are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.  The Board also took note of the costs involved in establishing a new fund and acknowledged that the Fund is being added as an investment option only for funds of funds and certain institutional investors.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper, Inc. and Strategic Insight Simfund.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the new Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TFAI’s pricing strategy and the proposed advisory fee breakpoints as detailed in the materials provided, and noted each fee breakpoint with respect to the various asset levels achieved by the Fund.  The Board concluded that the proposed fees and breakpoints appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund.  The Board also concluded that the Fund’s management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Board also noted that, in the future, it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TFAI, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TFAI would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser would engage in soft-dollar arrangements consistent with applicable law and “best execution” requirements.  In addition, the Trustees noted that the Sub-Adviser will be asked to participate in a brokerage program pursuant to which a certain portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, which could limit the amount of “soft-dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s portfolio brokerage transactions.

Other considerations. The Board considered the investment objective of the Fund and its investment strategies and determined that the Fund would enhance the investment options for the funds of funds investing in the Fund.  The Board determined that TFAI has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangements with the Fund which may result in TFAI waiving a substantial amount of management fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.  In approving the Fund, the Board also considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement, and their overall portfolio management capabilities.  The Board determined that the Sub-Adviser, too, has made substantial commitments to the recruitment and retention of high quality personnel, and maintain the financial and operational resources reasonably necessary to manage the Fund.

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Evergreen International Small Cap (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Evergreen Investment Management Company, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for the one-year period ended June 30, 2006. The

Trustees concluded that TFAI and the Sub-Adviser generally had achieved relatively strong performance, favorably noting the Fund’s superior performance, relative to comparable funds, over the past one-year period.  On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of  provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are very competitive with industry averages.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of an asset-based breakpoint in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows.  The Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board noted that it receives quarterly reports on the Sub-Adviser’s brokerage practices, including soft-dollar benefits it receives.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser’s “soft dollar” arrangements are consistent with applicable law, including “best execution” requirements in particular.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of “soft dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX FEDERATED MARKET OPPORTUNITY

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Federated Market Opportunity (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Federated Equity Management Company of Pennsylvania (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, and the professional qualifications and experience of the Sub-Adviser’s portfolio management team.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper since its inception until June 30, 2006. The Trustees concluded that TFAI and the Sub-

Adviser had achieved acceptable performance, noting the Fund’s competitive performance, relative to comparable funds, since inception.  On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of  provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are highly competitive with industry averages.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of an asset-based breakpoint in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows.  The Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board noted that it receives quarterly reports on the Sub-Adviser’s brokerage practices, including soft-dollar benefits it receives.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser’s “soft dollar” arrangements are consistent with applicable law, including “best execution” requirements in particular.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of “soft dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX JPMORGAN INTERNATIONAL BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX JPMorgan International Bond (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, and the professional qualifications and experience of the Sub-Adviser’s portfolio management team.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper since its inception on December 6, 2005 until June 30, 2006. The Trustees concluded that

TFAI and the Sub-Adviser had achieved average performance, relative to comparable funds, since the Fund’s inception.  On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of  provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are highly competitive with industry averages.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows.  The Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes “soft dollar” benefits from its relationship with the Fund.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX JPMORGAN MID CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX JPMorgan Mid Cap Value (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper since its inception on March 1, 2005 until June 30, 2006.  The Trustees concluded that

TFAI and the Sub-Adviser had achieved highly competitive performance, favorably noting the Fund’s above median performance, relative to its peers, since the Fund’s inception.  On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of  provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are highly competitive with industry averages.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of an asset-based breakpoint in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows.  In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes “soft dollar” benefits from its relationship with the Fund.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX LOOMIS SAYLES BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on July 18 & 19, 2006, the Board reviewed and considered the proposed Investment Advisory Agreement between TA IDEX Loomis Sayles Bond (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the proposed Investment Sub-Advisory Agreement of the Fund between TFAI and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.  Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services expected to be provided by TFAI and the Sub-Adviser.  They concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TFAI for other series within the fund complex and the Sub-Adviser’s management capabilities demonstrated with respect to other funds it manages and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team.  The Trustees determined that TFAI and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the proposed Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Fund was not yet in existence and therefore had no historical performance for the Board to review.  However, the Board examined the performance of a fund managed by the Sub-Adviser with investment objectives and strategies comparable to those of the Fund.  The Board noted that the comparable fund and other funds managed by the Sub-Adviser have generally performed well and have generated investor interest.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Board concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records for other funds (or accounts) indicate that their management of the Fund is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Fund was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review.  However, the Board reviewed projected profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of its provision of administration, transfer agency, fund accounting and other services, to the Fund and other funds within the fund complex.  Based on such information and the proposed management and sub-advisory fees for the Fund, the Trustees determined that the proposed management fees of the Fund generally are consistent with industry averages and are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.  The Board also took note of the costs involved in establishing a new fund and acknowledged that the Fund is being added as an investment option only for funds of funds and certain institutional investors.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper, Inc. and Strategic Insight Simfund.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the new Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TFAI’s pricing strategy and the proposed advisory fee breakpoints as detailed in the materials provided, and noted each fee breakpoint with respect to the various asset levels achieved by the Fund.  The Board concluded that the proposed fees and breakpoints appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund.  The Board also concluded that the Fund’s management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Board also noted that, in the future, it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TFAI, its affiliates, and the Sub-Adviser from their relationships with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that neither TFAI or the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations. The Board considered the investment objective of the Fund and its investment strategies and determined that the Fund would enhance the investment options for the funds of funds investing in the Fund.  The Board determined that TFAI has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangements with the Fund which may result in TFAI waiving a substantial amount of management fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.  In approving the Fund, the Board also considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement, and their overall portfolio management capabilities.  The Board determined that the Sub-Adviser, too, has made substantial commitments to the recruitment and retention of high quality personnel, and maintain the financial and operational resources reasonably necessary to manage the Fund.

TA IDEX MARSICO INTERNATIONAL GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Marsico International Growth (the “Fund”) and Transamerica Fund Advisors, Inc.  (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Columbia Management Advisors, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  The Board’s vote was unanimous, with the exception of a Trustee who abstained from voting on either Agreement because of prior business associations with the Sub-Adviser’s corporate parent.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2006. The Trustees noted that TFAI and the Sub-Adviser generally had achieved highly competitive performance, noting favorably the Fund’s superior performance over the past one-year period.  On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of  provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are competitive with industry averages, while also noting relatively high portfolio turnover rates and trading costs.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows.  In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board noted that it receives quarterly reports on the Sub-Adviser’s brokerage practices, including soft-dollar benefits it receives.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser’s “soft dollar” arrangements are consistent with applicable law, including “best execution” requirements in particular.  In addition, the Trustees determined that the administration, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX MELLON MARKET NEUTRAL STRATEGY

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on July 18 & 19, 2006, the Board reviewed and considered the proposed Investment Advisory Agreement between TA IDEX Mellon Market Neutral Strategy (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the proposed Investment Sub-Advisory Agreement of the Fund between TFAI and Franklin Portfolio Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.  Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services expected to be provided by TFAI and the Sub-Adviser.  They concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TFAI for other series within the fund complex and the Sub-Adviser’s management capabilities demonstrated with respect to other funds it manages and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team.  The Trustees determined that TFAI and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the proposed Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Fund was not yet in existence and therefore had no historical performance for the Board to review.  However, the Board examined the performance of a fund managed by the Sub-Adviser with investment objectives and strategies comparable to those of the Fund.  The Board noted that the comparable fund and other funds managed by the Sub-Adviser have generally performed well and have generated investor interest.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Board concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records for other funds (or accounts) indicate that their management of the Fund is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Fund was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review.  However, the Board reviewed projected profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of its provision of administration, transfer agency, fund accounting and other services, to the Fund and other funds within the fund complex.  Based on such information and the proposed management and sub-advisory fees for the Fund, the Trustees determined that the proposed management fees of the Fund generally are consistent with industry averages and are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.  The Board also took note of the costs involved in establishing a new fund and acknowledged that the Fund is being added as an investment option only for funds of funds and certain institutional investors.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper, Inc. and Strategic Insight Simfund.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the new Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TFAI’s pricing strategy.  The Board noted that while the Fund does not offer any fee breakpoints as the Fund’s assets grow, the proposed management fees are already under the median of the fees for the Fund’s peers.  The Board concluded that the Fund’s management fees appropriately reflect  the Fund’s anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Board also noted that, in the future, it would have the opportunity to periodically re-examine the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TFAI, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TFAI would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser would engage in soft-dollar arrangements consistent with applicable law and “best execution” requirements.  In addition, the Trustees noted that the Sub-Adviser will be asked to participate in a brokerage program pursuant to which a certain portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, which could limit the amount of “soft-dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s portfolio brokerage transactions.

Other considerations. The Board considered the investment objective of the Fund and its investment strategies and determined that the Fund would enhance the investment options for the funds of funds investing in the Fund.  The Board determined that TFAI has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangements with the Fund which may result in TFAI waiving a substantial amount of management fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.  In approving the Fund, the Board also considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement, and their overall portfolio management capabilities.  The Board determined that the Sub-Adviser, too, has made substantial commitments to the recruitment and retention of high quality personnel, and maintain the financial and operational resources reasonably necessary to manage the Fund.

TA IDEX NEUBERGER BERMAN INTERNATIONAL

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Neuberger Berman International (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Neuberger Berman Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, since its inception in December 2005 until June 30, 2006.  The Trustees concluded that

TFAI and the Sub-Adviser generally had achieved strong investment performance, favorably noting that the performance of the Fund generally had been superior relative to its peers since its inception, while also noting that, because the Fund was established on December 6, 2005, there was no longer-term performance information available to review.  On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are lower than industry averages.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory and sub-advisory fee schedules appropriately benefits investors by permitting potential economies of scale in the form of lower management fees as the level of assets grows.  In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI and the Sub-Adviser, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board noted that it receives quarterly reports on the Sub-Adviser’s brokerage practices, including “soft dollar” benefits it receives.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund and that the Sub-Adviser’s “soft dollar” arrangements are consistent with applicable law, including “best execution” requirements in particular.  The Board also noted that the Sub-Adviser is participating in a brokerage recapture program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of “soft dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX OPPENHEIMER DEVELOPING MARKETS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Oppenheimer Developing Markets (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and OppenheimerFunds, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, and the professional qualifications and experience of the Sub-Adviser’s portfolio management team.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, since its inception in December 2005 until June 30, 2006.  The Trustees noted that the performance of the Fund fell below the median relative to its peers since its inception, and also noted that, because the Fund was established on December 6, 2005, there was no longer-term performance available to review.  The Trustees determined that these performance results may be, in part, the result of the time when the series was launched and the recent unusual volatility in emerging markets, among other reasons.  The Trustees noted that the long-term performance of another mutual fund managed by the sub-adviser according to a similar investment program is competitive with the performance of comparable funds.  On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  The Trustees noted that, although the contractual management fees are above industry median, the Fund’s overall expense ratio generally is competitive compared with peer funds.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory and sub-advisory fee schedules appropriately benefits investors by permitting potential economies of scale in the form of lower management fees as the level of assets grows.  In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI and the Sub-Adviser, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board noted that it receives quarterly reports on the Sub-Adviser’s brokerage practices, including “soft dollar” benefits it receives.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund and that the Sub-Adviser’s “soft dollar” arrangements are consistent with applicable law, including “best execution” requirements in particular.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX TRANSAMERICA SHORT-TERM BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Short-Term Bond (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, and TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, since its inception in November 2004 until June 30, 2006.  The Trustees noted that TFAI and the Sub-Adviser generally had achieved very strong investment performance over the period compared to the Fund’s peers, but also recognized that, because the Fund was established on November 8, 2004, there was no longer-term performance available to review.  On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and very competitive with other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  Based on such information, the Trustees determined that the Fund’s contractual management fees were competitive with a comparable group of its peers and the overall expense ratio of the Fund was relatively low in comparison to a comparable group of its peers.  On the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ (including TIM) service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that asset-based breakpoints in the Fund’s advisory and sub-advisory fee schedules appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows.  In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI and the Sub-Adviser, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes “soft dollar” benefits from its relationship with the Fund.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX UBS DYNAMIC ALPHA

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on July 18 & 19, 2006, the Board reviewed and considered the proposed Investment Advisory Agreement between TA IDEX UBS Dynamic Alpha (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the proposed Investment Sub-Advisory Agreement of the Fund between TFAI and UBS Global Asset Management (Americas) Inc. (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.  Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services expected to be provided by TFAI and the Sub-Adviser.  They concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TFAI for other series within the fund complex and the Sub-Adviser’s management capabilities demonstrated with respect to other funds it manages and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team.  The Trustees determined that TFAI and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the proposed Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Fund was not yet in existence and therefore had no historical performance for the Board to review.  However, the Board examined the performance of funds managed by the Sub-Adviser with investment objectives and strategies comparable to those of the Fund.  The Board noted that those and other funds managed by the Sub-Adviser have generally performed well and have generated investor interest.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Board concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records for other funds (or accounts) indicate that their management of the Fund is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Fund was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review.  However, the Board reviewed projected profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of its provision of administration, transfer agency, fund accounting and other services, to the Fund and other funds within the fund complex.  Based on such information and the proposed management and sub-advisory fees for the Fund, the Trustees determined that the proposed management fees of the Fund generally are consistent with industry averages and are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.  The Board also took note of the costs involved in establishing a new fund and acknowledged that the Fund is being added as an investment option only for funds of funds and certain institutional investors.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper, Inc. and Strategic Insight Simfund.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the new Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TFAI’s pricing strategy and the proposed advisory fee breakpoints as detailed in the materials provided, and noted each fee breakpoint with respect to the various asset levels achieved by the Fund.  The Board concluded that the proposed fees and breakpoints appropriately benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund.  The Board also concluded that the Fund’s management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Board also noted that, in the future, it would have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TFAI, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TFAI would not realize soft dollar benefits from its relationship with the Fund, and that the Sub-Adviser would engage in soft-dollar arrangements consistent with applicable law and “best execution” requirements.  In addition, the Trustees noted that the Sub-Adviser will be asked to participate in a brokerage program pursuant to which a certain portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, which could limit the amount of “soft-dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s portfolio brokerage transactions.

Other considerations. The Board considered the investment objective of the Fund and its investment strategies and determined that the Fund would enhance the investment options for the funds of funds investing in the Fund.  The Board determined that TFAI has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangements with the Fund which may result in TFAI waiving a substantial amount of management fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.  In approving the Fund, the Board also considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement, and their overall portfolio management capabilities.  The Board determined that the Sub-Adviser, too, has made substantial commitments to the recruitment and retention of high quality personnel, and maintain the financial and operational resources reasonably necessary to manage the Fund.

TA IDEX UBS LARGE CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX UBS Large Cap Value (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and UBS Global Asset Management (Americas) Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by Management.  In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper since its inception in November 2004 until June 30, 2006.  The Trustees concluded that

TFAI and the Sub-Adviser generally had achieved strong investment performance over the period, noting that the Fund’s performance ranked in the second quintile compared to its peers.  However, the Board noted that the Fund is a relatively new series and decided to closely monitor its future performance.  On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are approximately in line with its peers, favorably noting lower sub-advisory fees negotiated in 2006.  On the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by permitting economies of scale in the form of lower management fees as the level of assets grows.  The Board noted that the sub-advisory fee breakpoints were recently revised downward.  The Board noted that certain classes of shares of the Fund are closed to new investors and investments, except that it may continue selling its shares to TA IDEX funds of funds and other institutional investors, which may limit the Fund’s ability to realize economies of scale.  The Board assessed the current asset levels of the Fund and its long-term development strategy.  In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board noted that it receives quarterly reports on the Sub-Adviser’s brokerage practices, including “soft dollar” benefits that the Sub-Adviser may receive.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationships with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of “soft-dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Van Kampen Emerging Markets Debt (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, and the professional qualifications and experience of the Sub-Adviser’s portfolio management team.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, since its inception in November 2004 until June 30, 2006.  The Trustees noted that TFAI and the Sub-Adviser generally had achieved below-median investment performance over the one-year period.  However, the Board noted that, in light of the Fund’s recent inception, more time is needed to allow the Fund to develop a more meaningful performance track record, and the Board noted that a new management fee schedule which could result in lower operating expenses and improved performance.  On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Board favorably noted the Fund’s new pricing schedule, which lowers the effective sub-advisory fee rate paid by TFAI with respect to the Fund, allowing TFAI to reduce its advisory fee to the benefit of Fund shareholders.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  The Board noted that, although management fees were high, the overall expense ratio of the Fund was generally consistent and competitive with industry averages.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows.  In addition, the Board noted the recent reduction of the Fund’s management fee and concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board noted that it receives quarterly reports on the Sub-Adviser’s brokerage practices, including soft-dollar benefits it receives.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser’s “soft dollar” arrangements are consistent with applicable law, including “best execution” requirements in particular.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 7, 2006, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Van Kampen Small Company Growth (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period.  Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.  In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements.  The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided.  The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the portfolios they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, and the professional qualifications and experience of the Sub-Adviser’s portfolio management team.  The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company industry and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.  The Trustees also considered the nature and quality of other services provided by TFAI to the Fund, such as compliance and legal services, and determined that such services were necessary for the Fund’s operations and performed in a competent, professional manner.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer group of comparable mutual funds as prepared by Lipper, since its inception in November 2004 until June 30, 2006.  The Trustees noted that TFAI and the Sub-Adviser generally had achieved below-median investment performance.  However, the Board noted that, in light of the Fund’s recent inception, more time is needed to evaluate the ability of the Fund to develop a more meaningful performance track record. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates.  The Board carefully considered revenues earned and expenses incurred by TFAI in managing the Fund.  The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses) and portfolio turnover rate against a peer group of comparable mutual funds.  The Board also carefully considered TFAI’s pricing strategy.  Based on such information, the Trustees determined that the overall expense ratio of the Fund was highly competitive with industry averages.  In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  The Board concluded that the inclusion of an asset-based breakpoint in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows.  In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board noted that it receives quarterly reports on the Sub-Adviser’s brokerage practices, including soft-dollar benefits it receives.  The Board concluded that benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions and distribution/service fees, are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders.  In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser’s “soft dollar” arrangements are consistent with applicable law, including “best execution” requirements in particular.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of “soft dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.  In addition, the Trustees determined that the administration and fund accounting fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations.  The Board determined that TFAI is committed to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the program in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TFAI makes a significant entrepreneurial commitment to the management and success of the Fund, reflected by, among other things, TFAI’s expense limitation and fee waiver arrangement with the Fund, which could result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders, and the contributions that TFAI makes out of its own profits, directly or indirectly, to promote TA IDEX series and/or provide for desirable investor services.

P.O. Box 9012
Clearwater, FL 33758-9012

www.TransamericaIDEX.com
Customer Service: 1-888-233-IDEX (4339)
Distributor: Transamerica Capital, Inc., Member NASD

Item 2:  Code of Ethics.

Not applicable for semi-annual reports.

Item 3:  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4:  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:  Schedule of Investments.

The schedules of investments are included in the Semi-Annual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

The Registrant’s Governance/Nominating Committee’s provisions with respect to nominations of Trustees to its Board are as follows:

The Governance/Nominating Committee may consider nominations for shareholders of the Fund.  Shareholders may submit for the Governance/Nominating Committee’s consideration, recommendations regarding potential nominees for service on the Board.  Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year.  Recommendations should be submitted to the Committee in care of the Fund’s Secretary and must be received by December 31, 2007.  In order for the Governance/Nominating Committee to consider shareholder submissions, the following requirements, among others, must be satisfied regarding the nominee:

•                  the nominee must satisfy all qualifications provided in the Fund’s organizational documents, including qualification as a possible Independent Trustee if the nominee is to serve in that capacity;

•                  the nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group;

•                  neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group;

•                  neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group;

•                  the nominee may not be an executive officer, director/trustee or person fulfilling similar functions of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group;

•                  the nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the 1940 Act); and

•                  a shareholder or shareholder group may not submit for consideration a nominee which has previously been considered by the Governance/Nominating Committee.

In addition, in order for the Governance/Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee: any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the Fund’s (or a portfolio thereof) securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election (each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination); in addition, such securities must continue to be held through the date of the meeting and the nominating shareholder or shareholder group must also bear the economic risk of the investment; and the nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote, (b) shared power to vote or direct the vote, (c) sole power to dispose or direct the disposition of such shares, and (d) shared power to dispose or direct the disposition of such shares (in addition the certification shall provide that the shares have been held continuously for at least two years).

In assessing the qualifications of a potential candidate for membership on the Board, the Governance/Nominating Committee may consider the candidate’s potential contribution to the operation of the Board and its committees, and such other factors as it may deem relevant.  The Governance/Nominating Committee has oversight responsibilities and monitors certain issues, including the adviser’s and sub-advisers’ codes of ethics, shareholder communications and shareholder complaint resolution and disaster recovery policies, in consultation with the CCO and independent directors’ counsel, that affect the duties of independent members of the Board.

11: Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)   (1)   Not Applicable

(2)          Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)   Not Applicable

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds
(Registrant)

By:
John K. Carter
Chief Executive Officer
Date:	June 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
John K. Carter
Chief Executive Officer
Date:	June 26, 2007

By:
Joseph P. Carusone
Interim Principal Financial Officer
Date:	June 26, 2007

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer